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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE., Suite 600, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE., Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: 202-962-4600

Date of fiscal year end: 12/31/13

Date of reporting period: 01/01/13 - 06/30/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1	(Report to Shareholders): The semi-annual report is set forth below.

Shareholder Expenses

As a shareholder of a Vantagepoint Fund, you incur ongoing expenses, such as advisory fees and other fund expenses. The following example is intended to help you understand your ongoing expenses (in dollars and cents) of investing in a fund and to compare these expenses with the ongoing expenses of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first section in the example below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section in the example below provides information about the hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ACTUAL					HYPOTHETICAL
Beginning Account Value 1/01/13	Ending Account Value 6/30/13	2013 Annualized Expense Ratio(a)	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	2013 Annualized Expense Ratio(a)	Expenses Paid During Period*
$1,000.00	$995.40	0.63%	$3.12	Low Duration Bond Investor Shares	$1,000.00	$1,021.67	0.63%	$3.16
$1,000.00	$993.30	0.40%	$1.33	Low Duration Bond T Shares(b)	$1,000.00	$1,015.38	0.40%	$1.35
$1,000.00	$924.30	0.63%	$3.01	Inflation Protected Securities Investor Shares	$1,000.00	$1,021.67	0.63%	$3.16
$1,000.00	$931.20	0.40%	$1.26	Inflation Protected Securities T Shares(b)	$1,000.00	$1,015.41	0.40%	$1.31
$1,000.00	$1,134.30	0.81%	$4.29	Equity Income Investor Shares	$1,000.00	$1,020.78	0.81%	$4.06
$1,000.00	$1,063.40	0.57%	$1.97	Equity Income T Shares(b)	$1,000.00	$1,014.81	0.57%	$1.92
$1,000.00	$1,145.70	0.78%	$4.15	Growth & Income Investor Shares	$1,000.00	$1,020.93	0.78%	$3.91
$1,000.00	$1,073.40	0.54%	$1.87	Growth & Income T Shares(b)	$1,000.00	$1,014.91	0.54%	$1.82
$1,000.00	$1,104.90	0.77%	$4.02	Growth Investor Shares	$1,000.00	$1,020.98	0.77%	$3.86
$1,000.00	$1,046.70	0.53%	$1.81	Growth T Shares(b)	$1,000.00	$1,014.94	0.53%	$1.78
$1,000.00	$1,155.30	0.98%	$5.24	Select Value Investor Shares	$1,000.00	$1,019.93	0.98%	$4.91
$1,000.00	$1,055.00	0.74%	$2.54	Select Value T Shares(b)	$1,000.00	$1,014.24	0.74%	$2.49
$1,000.00	$1,152.90	0.82%	$4.38	Aggressive Opportunities Investor Shares	$1,000.00	$1,020.73	0.82%	$4.11
$1,000.00	$1,066.10	0.60%	$2.07	Aggressive Opportunities T Shares(b)	$1,000.00	$1,014.71	0.60%	$2.02
$1,000.00	$1,149.80	0.97%	$5.17	Discovery Investor Shares	$1,000.00	$1,019.98	0.97%	$4.86
$1,000.00	$1,062.30	0.72%	$2.48	Discovery T Shares(b)	$1,000.00	$1,014.30	0.72%	$2.42
$1,000.00	$1,023.90	0.97%	$4.87	International Investor Shares	$1,000.00	$1,019.98	0.97%	$4.86
$1,000.00	$1,002.00	0.75%	$2.51	International T Shares(b)	$1,000.00	$1,014.21	0.75%	$2.52
$1,000.00	$1,013.80	0.64%	$3.20	Diversifying Strategies T Shares(c)	$1,000.00	$1,021.62	0.64%	$3.21
$1,000.00	$972.50	0.40%	$1.96	Core Bond Index Class I	$1,000.00	$1,022.81	0.40%	$2.01
$1,000.00	$973.80	0.20%	$0.98	Core Bond Index Class II	$1,000.00	$1,023.80	0.20%	$1.00
$1,000.00	$976.80	0.16%	$0.53	Core Bond Index T Shares(b)	$1,000.00	$1,016.18	0.16%	$0.54
$1,000.00	$1,135.20	0.41%	$2.17	500 Stock Index Class I	$1,000.00	$1,022.76	0.41%	$2.06
$1,000.00	$1,138.00	0.21%	$1.11	500 Stock Index Class II	$1,000.00	$1,023.75	0.21%	$1.05
$1,000.00	$1,067.20	0.16%	$0.55	500 Stock Index T Shares(b)	$1,000.00	$1,016.18	0.16%	$0.54
$1,000.00	$1,138.20	0.40%	$2.12	Broad Market Index Class I	$1,000.00	$1,022.81	0.40%	$2.01

(continued)

ACTUAL					HYPOTHETICAL
Beginning Account Value 1/01/13	Ending Account Value 6/30/13	2013 Annualized Expense Ratio(a)	Expenses Paid During Period*	Vantagepoint Funds	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	2013 Annualized Expense Ratio(a)	Expenses Paid During Period*
$1,000.00	$1,139.60	0.20%	$1.06	Broad Market Index Class II	$1,000.00	$1,023.80	0.20%	$1.00
$1,000.00	$1,067.40	0.16%	$0.55	Broad Market Index T Shares(b)	$1,000.00	$1,016.18	0.16%	$0.54
$1,000.00	$1,158.90	0.41%	$2.19	Mid/Small Company Index Class I	$1,000.00	$1,022.76	0.41%	$2.06
$1,000.00	$1,159.70	0.21%	$1.12	Mid/Small Company Index Class II	$1,000.00	$1,023.75	0.21%	$1.05
$1,000.00	$1,075.10	0.17%	$0.59	Mid/Small Company Index T Shares(b)	$1,000.00	$1,016.14	0.17%	$0.57
$1,000.00	$1,032.00	0.54%	$2.72	Overseas Equity Index Class I	$1,000.00	$1,022.12	0.54%	$2.71
$1,000.00	$1,033.30	0.34%	$1.71	Overseas Equity Index Class II	$1,000.00	$1,023.11	0.34%	$1.71
$1,000.00	$1,004.60	0.31%	$1.04	Overseas Equity Index T Shares(b)	$1,000.00	$1,015.68	0.31%	$1.04
$1,000.00	$1,033.70	0.85%	$4.29	Model Portfolio Conservative Growth Investor M Shares**	$1,000.00	$1,020.58	0.85%	$4.26
$1,000.00	$1,009.00	0.61%	$2.05	Model Portfolio Conservative Growth TM Shares**(b)	$1,000.00	$1,014.67	0.61%	$2.05
$1,000.00	$1,061.50	0.87%	$4.45	Model Portfolio Traditional Growth Investor M Shares**	$1,000.00	$1,020.48	0.87%	$4.36
$1,000.00	$1,024.00	0.64%	$2.16	Model Portfolio Traditional Growth TM Shares**(b)	$1,000.00	$1,014.57	0.64%	$2.15
$1,000.00	$1,081.10	0.90%	$4.64	Model Portfolio Long-Term Growth Investor M Shares**	$1,000.00	$1,020.33	0.90%	$4.51
$1,000.00	$1,033.10	0.68%	$2.31	Model Portfolio Long-Term Growth TM Shares**(b)	$1,000.00	$1,014.44	0.68%	$2.29
$1,000.00	$1,112.00	0.97%	$5.08	Model Portfolio All-Equity Growth Investor M Shares**	$1,000.00	$1,019.98	0.97%	$4.86
$1,000.00	$1,047.60	0.75%	$2.57	Model Portfolio All-Equity Growth TM Shares**(b)	$1,000.00	$1,014.21	0.75%	$2.52
$1,000.00	$1,014.20	0.84%	$4.20	Milestone Retirement Income Investor M Shares**	$1,000.00	$1,020.63	0.84%	$4.21
$1,000.00	$999.10	0.60%	$2.00	Milestone Retirement Income TM Shares**(b)	$1,000.00	$1,014.71	0.60%	$2.02
$1,000.00	$1,033.80	0.87%	$4.39	Milestone 2010 Investor M Shares**	$1,000.00	$1,020.48	0.87%	$4.36
$1,000.00	$1,009.20	0.64%	$2.15	Milestone 2010 TM Shares**(b)	$1,000.00	$1,014.57	0.64%	$2.15
$1,000.00	$1,046.00	0.86%	$4.36	Milestone 2015 Investor M Shares**	$1,000.00	$1,020.53	0.86%	$4.31
$1,000.00	$1,015.20	0.62%	$2.09	Milestone 2015 TM Shares**(b)	$1,000.00	$1,014.64	0.62%	$2.09
$1,000.00	$1,060.30	0.85%	$4.34	Milestone 2020 Investor M Shares**	$1,000.00	$1,020.58	0.85%	$4.26
$1,000.00	$1,024.70	0.60%	$2.03	Milestone 2020 TM Shares**(b)	$1,000.00	$1,014.71	0.60%	$2.02
$1,000.00	$1,072.50	0.85%	$4.37	Milestone 2025 Investor M Shares**	$1,000.00	$1,020.58	0.85%	$4.26
$1,000.00	$1,030.80	0.60%	$2.04	Milestone 2025 TM Shares**(b)	$1,000.00	$1,014.71	0.60%	$2.02
$1,000.00	$1,083.40	0.87%	$4.49	Milestone 2030 Investor M Shares**	$1,000.00	$1,020.48	0.87%	$4.36
$1,000.00	$1,036.40	0.62%	$2.11	Milestone 2030 TM Shares**(b)	$1,000.00	$1,014.64	0.62%	$2.09
$1,000.00	$1,094.60	0.88%	$4.57	Milestone 2035 Investor M Shares**	$1,000.00	$1,020.43	0.88%	$4.41
$1,000.00	$1,042.40	0.64%	$2.18	Milestone 2035 TM Shares**(b)	$1,000.00	$1,014.57	0.64%	$2.15
$1,000.00	$1,102.20	0.89%	$4.64	Milestone 2040 Investor M Shares**	$1,000.00	$1,020.38	0.89%	$4.46
$1,000.00	$1,045.90	0.64%	$2.19	Milestone 2040 TM Shares**(b)	$1,000.00	$1,014.57	0.64%	$2.15
$1,000.00	$1,105.10	0.97%	$5.06	Milestone 2045 Investor M Shares**	$1,000.00	$1,019.98	0.97%	$4.86
$1,000.00	$1,047.40	0.71%	$2.43	Milestone 2045 TM Shares**(b)	$1,000.00	$1,014.34	0.71%	$2.39
$1,000.00	$1,104.40	1.10%	$5.74	Milestone 2050 Investor M Shares**	$1,000.00	$1,019.34	1.10%	$5.51
$1,000.00	$1,046.20	0.85%	$2.91	Milestone 2050 TM Shares**(b)	$1,000.00	$1,013.87	0.85%	$2.86

*	Expenses are calculated using each fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half year divided by total number of days in fiscal year e.g. 181/365] (to reflect the one-half year period).

**	This fund invests in one or more other mutual funds. The annualized expense ratio includes this fund’s proportionate share of the expense ratio of such other mutual fund(s).

(a)	Net of waivers, if any.

(b)	T Shares and TM Shares commenced operations on March 1, 2013.

(c)	On March 1, 2013, all outstanding shares were renamed T Shares.

Vantagepoint Funds Returns*

As of June 30, 2013

	Year to Date through 6/30/2013	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Actively Managed Funds[1]

Vantagepoint Low Duration Bond Fund Investor Shares	–0.46%	1.39%	1.98%	3.10%	3.26%	—	12/00
Vantagepoint Low Duration Bond Fund T Shares	–0.37%	1.48%	2.02%	3.12%	3.27%	—	3/13
Vantagepoint Inflation Protected Securities Fund	–7.57%	–5.11%	3.75%	4.01%	3.96%	—	7/92
Investor Shares
Vantagepoint Inflation Protected Securities Fund T Shares	–7.51%	–5.05%	3.77%	4.03%	3.97%	—	3/13
Vantagepoint Equity Income Fund Investor Shares	13.43%	21.05%	15.95%	6.40%	7.88%	—	4/94
Vantagepoint Equity Income Fund T Shares	13.54%	21.16%	15.98%	6.42%	7.89%	—	3/13
Vantagepoint Growth & Income Fund Investor Shares	14.57%	22.65%	17.63%	7.27%	7.22%	—	10/98
Vantagepoint Growth & Income Fund T Shares	14.66%	22.75%	17.66%	7.29%	7.23%	—	3/13
Vantagepoint Growth Fund Investor Shares	10.49%	16.66%	14.98%	3.33%	4.68%	—	4/83
Vantagepoint Growth Fund T Shares	10.60%	16.77%	15.02%	3.35%	4.69%	—	3/13
Vantagepoint Select Value Fund Investor Shares	15.53%	25.61%	18.45%	9.53%	—	5.81%	10/07
Vantagepoint Select Value Fund T Shares	15.62%	25.71%	18.48%	9.54%	—	5.83%	3/13
Vantagepoint Aggressive Opportunities Fund Investor Shares	15.29%	22.39%	13.57%	7.33%	9.20%	—	10/94
Vantagepoint Aggressive Opportunities Fund T Shares	15.39%	22.50%	13.60%	7.35%	9.21%	—	3/13
Vantagepoint Discovery Fund Investor Shares	14.98%	21.92%	17.82%	7.93%	—	4.18%	10/07
Vantagepoint Discovery Fund T Shares	15.08%	22.03%	17.85%	7.95%	—	4.20%	3/13
Vantagepoint International Fund Investor Shares	2.39%	15.57%	11.09%	–0.23%	7.36%	—	10/94
Vantagepoint International Fund T Shares	2.49%	15.69%	11.13%	–0.21%	7.37%	—	3/13
Vantagepoint Diversifying Strategies Fund T Shares	1.38%	3.91%	3.41%	1.70%	—	1.64%	10/07

Index Funds[1]

Vantagepoint Core Bond Index Fund Class I	–2.75%	–1.18%	3.03%	4.68%	4.06%	—	6/97
Vantagepoint Core Bond Index Fund Class II	–2.62%	–0.95%	3.26%	4.91%	4.27%	—	4/99
Vantagepoint Core Bond Index Fund T Shares	–2.64%	–1.07%	3.07%	4.70%	4.08%	—	3/13
Vantagepoint 500 Stock Index Fund Class I	13.52%	20.04%	18.00%	6.62%	6.86%	—	6/97
Vantagepoint 500 Stock Index Fund Class II	13.80%	20.43%	18.23%	6.84%	7.07%	—	4/99
Vantagepoint 500 Stock Index Fund T Shares	13.69%	20.23%	18.06%	6.65%	6.88%	—	3/13
Vantagepoint Broad Market Index Fund Class I	13.82%	20.82%	18.13%	6.97%	7.65%	—	10/94
Vantagepoint Broad Market Index Fund Class II	13.96%	21.07%	18.39%	7.19%	7.87%	—	4/99
Vantagepoint Broad Market Index Fund T Shares	13.90%	20.90%	18.16%	6.99%	7.66%	—	3/13
Vantagepoint Mid/Small Company Index Fund Class I	15.89%	25.77%	19.42%	8.77%	10.32%	—	6/97
Vantagepoint Mid/Small Company Index Fund Class II	15.97%	26.02%	19.65%	8.99%	10.54%	—	4/99
Vantagepoint Mid/Small Company Index Fund T Shares	16.02%	25.91%	19.46%	8.79%	10.33%	—	3/13
Vantagepoint Overseas Equity Index Fund Class I	3.20%	18.07%	10.16%	–0.80%	7.24%	—	6/97
Vantagepoint Overseas Equity Index Fund Class II	3.33%	18.16%	10.38%	–0.61%	7.48%	—	4/99
Vantagepoint Overseas Equity Index Fund T Shares	3.30%	18.18%	10.20%	–0.79%	7.25%	—	3/13

	Year to Date through 6/30/2013	1 Year	3 Years	5 Years	10 Years	Since Inception	Inception Date
Model Portfolio Funds[1]

Vantagepoint Conservative Growth Fund Investor M Shares	3.37%	7.95%	7.85%	4.56%	5.27%	—	4/96
Vantagepoint Conservative Growth Fund TM Shares	3.46%	8.03%	7.88%	4.58%	5.28%	—	3/13
Vantagepoint Traditional Growth Fund Investor M Shares	6.15%	12.05%	10.42%	4.97%	6.07%	—	4/96
Vantagepoint Traditional Growth Fund TM Shares	6.24%	12.15%	10.45%	4.98%	6.07%	—	3/13
Vantagepoint Long-Term Growth Fund Investor M Shares	8.11%	15.06%	12.18%	5.09%	6.80%	—	4/96
Vantagepoint Long-Term Growth Fund TM Shares	8.20%	15.16%	12.22%	5.11%	6.81%	—	3/13
Vantagepoint All-Equity Growth Fund Investor M Shares	11.20%	19.88%	15.17%	5.15%	7.29%	—	10/00
Vantagepoint All-Equity Growth Fund TM Shares	11.29%	19.98%	15.21%	5.17%	7.30%	—	3/13

Milestone Funds[1,2]

Vantagepoint Milestone Retirement Income Fund Investor M Shares	1.42%	5.09%	5.97%	4.08%	—	4.12%	1/05
Vantagepoint Milestone Retirement Income Fund TM Shares	1.51%	5.19%	6.00%	4.10%	—	4.14%	3/13
Vantagepoint Milestone 2010 Fund Investor M Shares	3.38%	8.20%	8.57%	4.63%	—	4.65%	1/05
Vantagepoint Milestone 2010 Fund TM Shares	3.47%	8.30%	8.60%	4.65%	—	4.66%	3/13
Vantagepoint Milestone 2015 Fund Investor M Shares	4.60%	9.91%	9.69%	4.67%	—	4.85%	1/05
Vantagepoint Milestone 2015 Fund TM Shares	4.69%	10.01%	9.72%	4.69%	—	4.87%	3/13
Vantagepoint Milestone 2020 Fund Investor M Shares	6.03%	12.08%	10.78%	4.76%	—	4.96%	1/05
Vantagepoint Milestone 2020 Fund TM Shares	6.12%	12.17%	10.81%	4.78%	—	4.97%	3/13
Vantagepoint Milestone 2025 Fund Investor M Shares	7.25%	13.87%	11.91%	4.88%	—	5.09%	1/05
Vantagepoint Milestone 2025 Fund TM Shares	7.34%	13.96%	11.94%	4.90%	—	5.10%	3/13
Vantagepoint Milestone 2030 Fund Investor M Shares	8.34%	15.56%	13.04%	5.01%	—	5.20%	1/05
Vantagepoint Milestone 2030 Fund TM Shares	8.43%	15.66%	13.07%	5.03%	—	5.21%	3/13
Vantagepoint Milestone 2035 Fund Investor M Shares	9.46%	17.44%	14.23%	5.23%	—	5.35%	1/05
Vantagepoint Milestone 2035 Fund TM Shares	9.55%	17.54%	14.26%	5.25%	—	5.36%	3/13
Vantagepoint Milestone 2040 Fund Investor M Shares	10.22%	18.68%	14.92%	5.47%	—	5.46%	1/05
Vantagepoint Milestone 2040 Fund TM Shares	10.30%	18.78%	14.96%	5.49%	—	5.47%	3/13
Vantagepoint Milestone 2045 Fund Investor M Shares	10.51%	19.07%	14.95%	—	—	10.58%	1/10
Vantagepoint Milestone 2045 Fund TM Shares	10.59%	19.16%	14.98%	—	—	10.61%	3/13
Vantagepoint Milestone 2050 Fund Investor M Shares	10.44%	—	—	—	—	13.38%	9/12
Vantagepoint Milestone 2050 Fund TM Shares	10.54%	—	—	—	—	13.48%	3/13

*	Current performance may be higher or lower than the past performance presented in this report. Past performance is no guarantee of future performance. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
[1]	Prior to March 1, 2013, only the Index Funds offered more than one class of shares. In the above table, performance information for the T Shares of the Actively Managed Funds, for the TM Shares of the Model Portfolio Funds and Milestone Funds, and T Shares for the Index Funds is based on the single share class offered before March 1, 2013, the inception date for the T Shares and TM Shares, except that the performance information for the T Shares of the Index Funds was based on Class I of those Funds. This prior performance has not been adjusted to reflect the actual fees and expenses paid by the T Shares or TM Shares. Performance of the Model Portfolio Funds and Milestone Funds is dependent upon the performance of the underlying funds in which each Model Portfolio Fund and Milestone Fund invests. On March 1, 2013, all outstanding shares of the Diversifying Strategies Fund were renamed T Shares.
[2]	The share values of the Milestone Funds are not guaranteed at any time, including at or after each Milestone Fund’s target year, which is the year when investors expect to retire and begin making gradual withdrawals. There is no guarantee that a Milestone Fund will provide adequate income at and through an investor’s retirement or that the investor will have adequate savings for retirement. The Milestone Funds’ asset allocations change over time, as described in The Vantagepoint Funds’ prospectus.

Vantagepoint Funds Investment Objectives

Fund ticker symbols are included in parentheses after fund names. Total net assets presented are as of June 30, 2013.

ACTIVELY MANAGED FUNDS

Other than the Vantagepoint Diversifying Strategies Fund, Investor Shares and T Shares ticker symbols are listed. For the Vantagepoint Diversifying Strategies Fund, the T Shares ticker symbol is listed. Inception date listed is for the fund and not for the respective classes.

Low Duration Bond Fund (VPIPX/VQIPX)	Year of Inception: 2000	Total Net Assets: $560 million

Investment Objective:	To seek total return that is consistent with preservation of capital.

Investment Subadvisers:	Payden & Rygel STW Fixed Income Management LLC

Market Index:	BofA Merrill Lynch 1-3 Year US Corporate & Government Index

Peer Group:	Morningstar Short-Term Bond Funds Average

Inflation Protected Securities Fund (VPTSX/VQTSX)	Year of Inception: 1992	Total Net Assets: $575 million

Investment Objective:	To offer current income.

Investment Subadvisers:	BlackRock Financial Management, Inc. Pacific Investment Management Company, LLC

Market Index:	Barclays U.S. TIPS Index (Series - L)

Peer Group:	Morningstar Inflation-Protected Bond Funds Average

Equity Income Fund (VPEIX/VQEIX)	Year of Inception: 1994	Total Net Assets: $2,168 million

Investment Objective:	To offer long-term capital growth with consistency derived from dividend yield.

Investment Subadvisers:	Barrow, Hanley, Mewhinney & Strauss, LLC Southeastern Asset Management, Inc. T. Rowe Price Associates, Inc.

Market Index:	Russell 1000 Value Index

Peer Group:	Morningstar Large Value Funds Average

Growth & Income Fund (VPGIX/VQGIX)	Year of Inception: 1998	Total Net Assets: $1,422 million

Investment Objective:	To offer long-term capital growth and current income.

Investment Subadvisers:	Fiduciary Management, Inc. T. Rowe Price Associates, Inc. Wellington Management Company, LLP

Market Index:	S&P 500 Index

Peer Group:	Morningstar Large Blend Funds Average

Growth Fund (VPGRX/VQGRX)	Year of Inception: 1983	Total Net Assets: $2,010 million

Investment Objective:	To offer long-term capital growth.

Investment Subadvisers:	Atlanta Capital Management Company, LLC Columbus Circle Investors Victory Capital Management Inc. Westfield Capital Management Company, L.P.

Market Index:	Russell 1000 Growth Index

Peer Group:	Morningstar Large Growth Funds Average

Select Value Fund (VPSVX/VQSVX)	Year of Inception: 2007	Total Net Assets: $417 million

Investment Objective:	To offer long-term growth from dividend income and capital appreciation.

Investment Subadvisers:	Artisan Partners Limited Partnership Systematic Financial Management, L.P. WEDGE Capital Management L.L.P.

Market Index:	Russell Midcap Value Index

Peer Group:	Morningstar Mid-Cap Value Funds Average

Aggressive Opportunities Fund (VPAOX/VQAOX)	Year of Inception: 1994	Total Net Assets: $1,071 million

Investment Objective:	To offer high long-term capital appreciation.

Investment Subadvisers:	Southeastern Asset Management, Inc. SSgA Funds Management, Inc. TimesSquare Capital Management, LLC Wells Capital Management Inc.

Market Index:	Russell Midcap Growth Index

Peer Group:	Morningstar Mid-Cap Growth Funds Average

Discovery Fund (VPDSX/VQDSX)	Year of Inception: 2007	Total Net Assets: $232 million

Investment Objective:	To offer long-term capital growth.

Investment Subadvisers:	Payden & Rygel Wellington Management Company, LLP

Market Index:	Russell 2000 Index

Peer Group:	Morningstar Small Blend Funds Average

International Fund (VPINX/VQINX)	Year of Inception: 1994	Total Net Assets: $1,215 million

Investment Objective:	To offer long-term capital growth and diversification by country.

Investment Subadvisers:	Artisan Partners Limited Partnership GlobeFlex Capital, LP Mondrian Investment Partners Limited Walter Scott & Partners Limited

Market Index:	MSCI Europe Australasia Far East (EAFE) Index (Net)

Peer Group:	Morningstar Foreign Large Blend Funds Average

Diversifying Strategies Fund (VPDAX)	Year of Inception: 2007	Total Net Assets: $999 million

Investment Objective:	To offer long-term capital growth.

Investment Subadvisers:	Calamos Advisors LLC Mellon Capital Management Corporation Payden & Rygel Shenkman Capital Management, Inc.

Market Index:	Barclays U.S. Intermediate Aggregate Bond Index

INDEX FUNDS

The Vantagepoint Index Funds follow an indexed or “passively managed” approach to investing, and are designed to approximate the investment characteristics and performance of their respective specified benchmarks. Mellon Capital Management Corporation is the subadviser of the Index Funds.

(Class I, Class II and T Shares ticker symbols are listed.) Inception date listed is for the fund and not for the respective classes.

Core Bond Index Fund (VPCIX/VPCDX/VQCIX)	Year of Inception: 1997	Total Net Assets: $1,246 million

Investment Objective:	To offer current income by approximating the performance of the Barclays U.S. Aggregate Bond Index.

Market Index:	Barclays U.S. Aggregate Bond Index

500 Stock Index Fund (VPFIX/VPSKX/VQFIX)	Year of Inception: 1997	Total Net Assets: $571 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the S&P 500 Index.

Market Index:	S&P 500 Index

Broad Market Index Fund (VPMIX/VPBMX/VQMIX)	Year of Inception: 1994	Total Net Assets: $625 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the Russell 3000® Index.*

Market Index:	Russell 3000® Index

Mid/Small Company Index Fund (VPSIX/VPMSX/VQSIX)	Year of Inception: 1997	Total Net Assets: $583 million

Investment Objective:	To offer long-term capital growth by approximating the performance of the Russell 2500™ Index.**

Market Index:	Russell 2500™ Index

Overseas Equity Index Fund (VPOIX/VPOEX/VQOIX)	Year of Inception: 1997	Total Net Assets: $245 million

Investment Objective:	To offer long-term capital growth and diversification by approximating the performance of the MSCI EAFE Index (Net).

Market Index:	MSCI EAFE Index (Net)

*	On May 1, 2013, the Vantagepoint Broad Market Index Fund changed its benchmark index from the Wilshire 5000 Total Market Index to the Russell 3000 Index. The Vantagepoint Broad Market Index Fund made this index change in response to investor preferences, and in an effort to lower trading costs and improve operational efficiencies.
**	On May 1, 2013, the Vantagepoint Mid/Small Company Index Fund changed its benchmark index from the Wilshire 4500 Completion Index to the Russell 2500 Index. The Vantagepoint Mid/Small Company Index Fund made this index change in response to investor preferences, and in an effort to lower trading costs and improve operational efficiencies.

MODEL PORTFOLIO FUNDS

Investor M Shares and TM Shares ticker symbols are listed. Inception date listed is for the fund and not for the respective classes. As of March 1, 2013, the Model Portfolio Funds invest in T Shares of the underlying Vantagepoint Funds.

Model Portfolio Conservative Growth Fund (VPCGX/VQCGX)	Year of Inception: 1996	Total Net Assets: $625 million

Investment Objective:	To offer reasonable current income and capital preservation, with modest potential for capital growth.

Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	14% – 24%
	Vantagepoint Core Bond Index Fund	7% – 17%
	Vantagepoint Inflation Protected Securities Fund	5% – 15%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	6% – 16%
	Vantagepoint Growth & Income Fund	4% – 14%
	Vantagepoint Growth Fund	1% – 11%
	Vantagepoint Select Value Fund	0% – 8%
	Vantagepoint Aggressive Opportunities Fund	0% – 8%
	Vantagepoint International Fund	2% – 12%
	Third Party Emerging Markets Exchange-Traded Fund	0% – 5%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	17% – 21%

Market Index:	Barclays U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Conservative Allocation Funds Average

Model Portfolio Traditional Growth Fund (VPTGX/VQTGX)	Year of Inception: 1996	Total Net Assets: $1,538 million

Investment Objective:	To offer moderate capital growth and reasonable current income.

Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	3% – 13%
	Vantagepoint Core Bond Index Fund	8% – 18%
	Vantagepoint Inflation Protected Securities Fund	0% – 9%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	7% – 17%
	Vantagepoint Growth & Income Fund	7% – 17%
	Vantagepoint Growth Fund	5% – 15%
	Vantagepoint Select Value Fund	1% – 11%
	Vantagepoint Aggressive Opportunities Fund	1% – 11%
	Vantagepoint Discovery Fund	0% – 8%
	Vantagepoint International Fund	6% – 16%
	Third Party Emerging Markets Exchange-Traded Fund	0% – 5%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	13% – 17%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Moderate Allocation Funds Average

Model Portfolio Long-Term Growth Fund (VPLGX/VQLGX)	Year of Inception: 1996	Total Net Assets: $1,976 million

Investment Objective:	To offer high long-term capital growth and modest current income.

Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Core Bond Index Fund	8% – 18%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	8% – 18%
	Vantagepoint Growth & Income Fund	8% – 18%
	Vantagepoint Growth Fund	7% – 17%
	Vantagepoint Select Value Fund	4% – 14%
	Vantagepoint Aggressive Opportunities Fund	4% – 14%
	Vantagepoint Discovery Fund	0% – 10%
	Vantagepoint International Fund	9% – 19%
	Third Party Emerging Markets Exchange-Traded Fund	0% – 5%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	10% – 14%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Aggressive Allocation Funds Average

Model Portfolio All-Equity Growth Fund (VPAGX/VQAGX)	Year of Inception: 2000	Total Net Assets: $784 million

Investment Objective:	To offer high long-term capital growth.

Allocation Ranges:	EQUITY FUNDS
	Vantagepoint Equity Income Fund	13% – 23%
	Vantagepoint Growth & Income Fund	12% – 22%
	Vantagepoint Growth Fund	12% – 22%
	Vantagepoint Select Value Fund	5% – 15%
	Vantagepoint Aggressive Opportunities Fund	5% – 15%
	Vantagepoint Discovery Fund	4% – 14%
	Vantagepoint International Fund	12% – 22%
	Third Party Emerging Markets Exchange-Traded Fund	0% – 5%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Large Blend Funds Average

VANTAGEPOINT MILESTONE FUNDS

Investor M Shares and TM Shares ticker symbols are listed. Inception date listed is for the fund and not for the respective classes. As of March 1, 2013, the Milestone Funds invest in T Shares of the underlying Vantagepoint Funds.

Milestone Retirement Income Fund (VPRRX/VQRRX)	Year of Inception: 2005	Total Net Assets: $315 million

Investment Objective:	To seek to offer current income and opportunities for capital growth that have limited risk.

Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	26% – 36%
	Vantagepoint Core Bond Index Fund	4% – 14%
	Vantagepoint Inflation Protected Securities Fund	10% – 20%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	5% – 15%
	Vantagepoint Growth & Income Fund	5% – 15%
	Vantagepoint International Fund	0% – 9%
	Third Party Emerging Markets Exchange-Traded Fund	0% – 5%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	15% – 25%

Market Index:	Barclays U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Retirement Income Funds Average

Milestone 2010 Fund (VPRQX/VQRQX)	Year of Inception: 2005	Total Net Assets: $273 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	12% – 22%
	Vantagepoint Core Bond Index Fund	2% – 12%
	Vantagepoint Inflation Protected Securities Fund	10% – 20%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	12% – 22%
	Vantagepoint Growth & Income Fund	6% – 16%
	Vantagepoint Growth Fund	1% – 11%
	Vantagepoint International Fund	3% – 13%
	Third Party Emerging Markets Exchange-Traded Fund	0% – 5%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	13% – 23%

Market Index:	Barclays U.S. Intermediate Aggregate Bond Index

Peer Group:	Morningstar Target Date 2000–2010 Funds Average

Milestone 2015 Fund (VPRPX/VQRPX)	Year of Inception: 2005	Total Net Assets: $507 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	7% – 17%
	Vantagepoint Core Bond Index Fund	3% – 13%
	Vantagepoint Inflation Protected Securities Fund	7% – 17%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	14% – 24%
	Vantagepoint Growth & Income Fund	6% – 16%
	Vantagepoint Growth Fund	3% – 13%
	Vantagepoint Mid/Small Company Index Fund	0% – 8%
	Vantagepoint International Fund	4% – 14%
	Third Party Emerging Markets Exchange-Traded Fund	0% – 5%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	12% – 22%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Target Date 2011–2015 Funds Average

Milestone 2020 Fund (VPROX/VQROX)	Year of Inception: 2005	Total Net Assets: $558 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	3% – 13%
	Vantagepoint Core Bond Index Fund	7% – 17%
	Vantagepoint Inflation Protected Securities Fund	0% – 10%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	15% – 25%
	Vantagepoint Growth & Income Fund	6% – 16%
	Vantagepoint Growth Fund	3% – 13%
	Vantagepoint Mid/Small Company Index Fund	3% – 13%
	Vantagepoint International Fund	5% – 15%
	Third Party Emerging Markets Exchange-Traded Fund	0% – 5%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	11% – 21%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Target Date 2016–2020 Funds Average

Milestone 2025 Fund (VPRNX/VQRNX)	Year of Inception: 2005	Total Net Assets: $454 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	0% – 9%
	Vantagepoint Core Bond Index Fund	9% – 19%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	17% – 27%
	Vantagepoint Growth & Income Fund	7% – 17%
	Vantagepoint Growth Fund	4% – 14%
	Vantagepoint Mid/Small Company Index Fund	5% – 15%
	Vantagepoint International Fund	7% – 17%
	Third Party Emerging Markets Exchange-Traded Fund	0% – 5%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	9% – 19%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Target Date 2021–2025 Funds Average

Milestone 2030 Fund (VPRMX/VQRMX)	Year of Inception: 2005	Total Net Assets: $358 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	0% – 7%
	Vantagepoint Core Bond Index Fund	6% – 16%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	19% – 29%
	Vantagepoint Growth & Income Fund	9% – 19%
	Vantagepoint Growth Fund	5% – 15%
	Vantagepoint Mid/Small Company Index Fund	8% – 18%
	Vantagepoint International Fund	8% – 18%
	Third Party Emerging Markets Exchange-Traded Fund	0% – 5%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	7% – 17%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Target Date 2026–2030 Funds Average

Milestone 2035 Fund (VPRLX/VQRLX)	Year of Inception: 2005	Total Net Assets: $243 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Low Duration Bond Fund	0% – 6%
	Vantagepoint Core Bond Index Fund	2% – 12%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	20% – 30%
	Vantagepoint Growth & Income Fund	10% – 20%
	Vantagepoint Growth Fund	6% – 16%
	Vantagepoint Mid/Small Company Index Fund	1% – 21%
	Vantagepoint International Fund	9% – 19%
	Third Party Emerging Markets Exchange-Traded Fund	0% – 5%
MULTI- STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	3% – 13%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Target Date 2031–2035 Funds Average

Milestone 2040 Fund (VPRKX/VQRKX)	Year of Inception: 2005	Total Net Assets: $237 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Core Bond Index Fund	0% – 10%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	22% – 32%
	Vantagepoint Growth & Income Fund	10% – 20%
	Vantagepoint Growth Fund	7% – 17%
	Vantagepoint Mid/Small Company Index Fund	14% – 24%
	Vantagepoint International Fund	10% – 20%
	Third Party Emerging Markets Exchange-Traded Fund	0% – 5%
MULTI-STRATEGY FUND
	Vantagepoint Diversifying Strategies Fund	0% – 8%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Target Date 2036–2040 Funds Average

Milestone 2045 Fund (VPRJX/VQRJX)	Year of Inception: 2010	Total Net Assets: $70 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Core Bond Index Fund	0% – 10%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	22% – 32%
	Vantagepoint Growth & Income Fund	11% – 21%
	Vantagepoint Growth Fund	8% – 18%
	Vantagepoint Mid/Small Company Index Fund	15% – 25%
	Vantagepoint International Fund	11% – 21%
	Third Party Emerging Markets Exchange-Traded Fund	0% – 5%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Target Date 2041–2045 Funds Average

Milestone 2050 Fund (VPRHX/VQRHX)	Year of Inception: 2012	Total Net Assets: $11 million

Investment Objective:	To offer high total return consistent with the Fund’s current asset allocation.

Allocation Ranges:	FIXED INCOME FUNDS
	Vantagepoint Core Bond Index Fund	0% – 10%
EQUITY FUNDS
	Vantagepoint Equity Income Fund	22% – 32%
	Vantagepoint Growth & Income Fund	11% – 21%
	Vantagepoint Growth Fund	8% – 18%
	Vantagepoint Mid/Small Company Index Fund	15% – 25%
	Vantagepoint International Fund	11% – 21%
	Third Party Emerging Markets Exchange-Traded Fund	0% – 5%

Market Index:	S&P 500 Index

Peer Group:	Morningstar Target Date 2046–2050 Funds Average

Comparative Benchmark Indexes

The Funds may, from time to time, use one or more of the unmanaged indexes listed below for purposes of comparing fund performance. The Index Funds’ benchmarks are also described below. This list of indexes is not intended to be all inclusive, and other indexes, benchmarks, or peer groups may be used for comparative purposes. All of the indexes are unmanaged and do not reflect the costs of portfolio management, trading, fees, expenses, or taxes.

Barclays U.S. Aggregate Bond Index — consists of investment-grade U.S. fixed income securities.

Barclays U.S. Intermediate Aggregate Bond Index — consists of investment-grade U.S. fixed income securities with maturities of 1 to 10 years.

Barclays U.S. Treasury Inflation Protected Securities (“TIPS”) Index (Series-L) — consists of all U.S. Treasury inflation protected securities rated investment grade or better, having at least one year to final maturity, and at least $250 million par amount outstanding. The Series L reference identifies this index as the former Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index.

BofA Merrill Lynch 1–3 Year US Corporate & Government Index — tracks the performance of U.S. dollar-denominated investment grade Government and corporate public debt securities issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years.

MSCI Europe Australasia Far East (“EAFE”) Index (Net) — is a free float-adjusted market capitalization index of equity securities that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada, and approximates the minimum possible dividend reinvestment after deduction of withholding tax according to MSCI Barra’s methodology.

Russell 1000® Index — measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 Index represents a large portion of the investible U.S. equity market.

Russell 1000® Growth Index — measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Value Index — measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

Russell Midcap® Index — measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap Index represents approximately one-third of the total market capitalization of the Russell 1000 companies.

Russell Midcap® Growth Index — measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Value Index — measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000® Index — measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index, and includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell 2500™ Index — measures the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index, and includes approximately 2,500 of the smallest securities in the Russell 3000 Index, based on a combination of their market capitalization and current index membership.

Russell 3000® Index — measures the performance of the largest 3000 U.S. publicly traded companies based on market capitalization, representing a substantial portion of the investable U.S. equity market.

Standard & Poor’s 500 Index (“S&P 500”) — consists of 500 companies representing larger capitalization stocks traded in the U.S.

Wilshire 5000 Total Market Index — consists of all U.S. equity securities with readily available price data (which includes common stocks, interests in real estate investment trusts and limited partnership interests of U.S. companies, that have their primary market listing in the U.S.) and is calculated using a float-adjusted market capitalization weighting. The float-adjusted methodology adjusts an individual stock’s market capitalization to account for (by excluding) shares that may be restricted or otherwise unavailable for purchase.

Wilshire 4500 Completion Index — consists of all U.S. equity securities included in the Wilshire 5000 Total Market Index, excluding the companies in the S&P 500 Index. As such, it consists of small- and mid-capitalization U.S. equity securities. It is calculated using a float-adjusted market capitalization weighting, which adjusts an individual stock’s market capitalization to account for (by excluding) shares that may be restricted or otherwise unavailable for purchase.

Vantagepoint Funds Portfolio Holdings (as of June 30, 2013)

Fixed Income Funds’ Sector Allocation (% of Net Assets)

	Asset- backed	Mortgage- backed	Corpo- rates	U.S. Treasury	U.S. Treasury Inflation Protected	U.S. Government Agency	Non-U.S. Government Agency
Low Duration Bond Fund	6.7%	5.5%	69.2%	11.1%	0.0%	0.6%	0.2%
Inflation Protected Securities Fund	0.5%	0.5%	1.4%	2.8%	92.7%	0.2%	0.4%
Core Bond Index Fund	0.4%	31.1%	21.8%	35.9%	0.0%	4.6%	1.3%

	Sovereign	Supranational	U.S. Municipal	Non-U.S. Regional Authority	Cash/Cash Equivalents[1]
Low Duration Bond Fund	0.4%	1.0%	1.4%	0.0%	3.9%
Inflation Protected Securities Fund	0.0%	0.0%	0.0%	0.0%	1.4%
Core Bond Index Fund	1.6%	1.2%	1.0%	0.4%	0.7%

Due to rounding, allocations may not add up to 100%.

Equity Funds’ Asset Class Allocation (% of Net Assets)

	Stocks	Cash/Cash Equivalents[1]
Equity Income Fund	92.2%	7.8%
500 Stock Index Fund	98.5%	1.5%
Growth & Income Fund	95.6%	4.4%
Broad Market Index Fund	99.4%	0.6%
Growth Fund	96.5%	3.5%
Select Value Fund	95.2%	4.8%
Aggressive Opportunities Fund	97.0%	3.0%
Mid/Small Company Index Fund	98.0%	2.0%

Equity Funds’ Sector Allocation (% of Total Investments)

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecomm Services	Utilities	Other
Equity Income Fund	10.1%	6.4%	14.7%	25.9%	10.3%	13.1%	7.9%	3.2%	6.3%	2.1%	0.0%
500 Stock Index Fund	12.1%	10.5%	10.5%	16.7%	12.8%	10.2%	17.8%	3.3%	2.8%	3.3%	0.0%
Growth & Income Fund	14.2%	7.4%	9.4%	20.8%	10.9%	15.5%	14.9%	4.8%	1.2%	1.0%	0.0%
Broad Market Index Fund	13.0%	9.2%	9.6%	17.6%	12.5%	11.3%	17.2%	3.6%	2.6%	3.3%	0.0%
Growth Fund	19.2%	6.7%	6.0%	7.7%	15.8%	12.3%	26.1%	5.8%	0.4%	0.0%	0.0%
Select Value Fund	12.4%	4.0%	9.4%	27.0%	6.0%	15.7%	15.0%	4.1%	0.0%	6.4%	0.0%
Aggressive Opportunities Fund	18.7%	4.9%	7.0%	12.4%	9.9%	20.5%	18.9%	4.2%	3.2%	0.3%	0.0%
Mid/Small Company Index Fund	15.2%	3.3%	5.7%	23.5%	10.2%	15.5%	14.1%	6.4%	1.2%	5.0%	0.1%

Allocations represent the portion of each Fund classified as stocks above and due to rounding, the allocations may not add up to 100%.

[1]	Cash allocation reduced by other assets and liabilities such as receivables, payables, and accrued expenses as detailed in the Statements of Assets & Liabilities.

Vantagepoint Funds Portfolio Holdings (continued)

Vantagepoint Discovery Fund’s Asset Class Allocation (% of Net Assets)

	Stocks	Bonds	Cash/Cash Equivalents[1]
Discovery Fund*	97.7%	48.3%	3.9%

*	For the Discovery Fund, portfolio exposures represent the market value of physical securities and a measurement of the exposure through the derivative instruments held by the Fund as a percent of the Fund’s net assets. For the purpose of displaying this allocation information, exposure through derivatives is measured based on the value of the underlying assets, rate or index represented by the derivative. This measurement is different from the valuation used for the purposes of calculating the Fund’s net asset value, is intended to reflect the “economic exposure” of the derivative, and results in a total percentage reflected in the chart that exceeds 100%.

Vantagepoint Discovery Fund’s Fixed Income Sector Allocation (% of Net Assets excluding equities)

	Asset- backed	Mortgage- backed	Corporates	U.S. Treasury	U.S. Treasury Inflation Protected	U.S. Government Agency	Non-U.S. Government Agency
Discovery Fund*	6.5%	4.8%	51.5%	26.3%	0.0%	5.0%	0.4%

	Sovereign	Supranational	U.S. Municipal	Non-U.S. Regional Authority	Cash/Cash Equivalents[1]
Discovery Fund*	0.1%	0.0%	0.3%	0.0%	5.1%

*	For the Discovery Fund, the fixed income sector allocations were calculated using the actual fixed income securities held. This represents the portion of the fund classified as bonds above. Due to rounding, allocations may not add up to 100%

Vantagepoint Discovery Fund’s Equity Sector Allocation (% of Total Investments excluding bonds)

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care
Discovery Fund*	15.1%	2.6%	6.2%	20.6%	14.2%

	Industrials	Information Technology	Materials	Telecomm Services	Utilities	Other
Discovery Fund*	17.1%	15.7%	5.2%	0.3%	2.9%	0.0%

*	For the Discovery Fund, the equity sector allocations were calculated using the actual equity securities held by the Fund and blending them with the sectors represented in the Russell 2000 Index futures held by this Fund. This represents the portion of the Fund classified as stocks above and due to rounding, the allocations may not add up to 100%.

Country Allocation for the International Fund and Overseas Equity Index Fund (% of Net Assets)

	Australia	Canada	France	Germany	Hong Kong	Italy	Japan	Netherlands
International Fund	4.3%	3.0%	7.6%	8.3%	4.3%	1.2%	16.9%	3.6%
Overseas Equity Index Fund	7.9%	0.0%	9.1%	8.5%	2.9%	1.9%	22.3%	4.4%

	Singapore	Spain	Sweden	Switzerland	United Kingdom	Cash/Cash Equivalents[1]	Other**
International Fund	1.8%	2.2%	0.7%	7.6%	15.4%	3.0%	20.1%
Overseas Equity Index Fund	1.6%	2.8%	3.0%	9.6%	18.9%	1.2%	5.9%

**	Other represents countries not listed with under a 2.3% individual weighting.
[1]	Cash allocation reduced by other assets and liabilities such as receivables, payables, and accrued expenses as detailed in the Statements of Assets & Liabilities.

Model Portfolio Funds and Milestone Funds Underlying Fund Allocation (% of Net Assets)

	Low Duration Bond Fund	Core Bond Index Fund	Inflation Protected Securities Fund	Equity Income Fund	Growth & Income Fund	Growth Fund	Select Value Fund
Model Portfolio Conservative Growth Fund	19.0%	12.0%	10.0%	11.0%	9.0%	6.0%	3.0%

Model Portfolio Traditional Growth Fund	8.0%	13.0%	4.0%	12.0%	12.0%	10.0%	5.5%

Model Portfolio Long-Term Growth Fund	0.0%	13.0%	0.0%	13.0%	13.0%	11.5%	8.5%

Model Portfolio All-Equity Growth Fund	0.0%	0.0%	0.0%	18.0%	17.0%	17.0%	9.5%

Milestone Retirement Income Fund	31.0%	9.0%	15.0%	10.0%	10.0%	0.0%	0.0%

Milestone 2010 Fund	16.7%	6.6%	15.0%	17.3%	11.0%	6.5%	0.0%

Milestone 2015 Fund	12.0%	8.6%	11.3%	19.0%	11.0%	7.5%	0.0%

Milestone 2020 Fund	8.0%	12.9%	3.8%	20.4%	11.4%	8.0%	0.0%

Milestone 2025 Fund	4.1%	14.0%	0.0%	22.5%	12.5%	9.0%	0.0%

Milestone 2030 Fund	1.6%	10.6%	0.0%	23.9%	13.8%	10.1%	0.0%

Milestone 2035 Fund	0.6%	6.6%	0.0%	25.3%	14.7%	11.4%	0.0%

Milestone 2040 Fund	0.0%	5.0%	0.0%	26.7%	15.5%	12.3%	0.0%

Milestone 2045 Fund	0.0%	5.0%	0.0%	27.4%	16.0%	12.6%	0.0%

Milestone 2050 Fund	0.0%	5.0%	0.0%	27.4%	16.0%	12.6%	0.0%

	Mid/Small Company Index Fund	Aggressive Opportunities Fund	Discovery Fund	International Fund	Third Party Emerging Markets ETF	Diversifying Strategies Fund
Model Portfolio Conservative Growth Fund	0.0%	3.0%	0.0%	7.0%	1.0%	19.0%

Model Portfolio Traditional Growth Fund	0.0%	5.5%	3.0%	11.0%	1.0%	15.0%

Model Portfolio Long-Term Growth Fund	0.0%	8.5%	4.5%	14.0%	2.0%	12.0%

Model Portfolio All-Equity Growth Fund	0.0%	9.5%	9.0%	17.0%	3.0%	0.0%

Milestone Retirement Income Fund	0.0%	0.0%	0.0%	4.0%	1.0%	20.0%

Milestone 2010 Fund	0.0%	0.0%	0.0%	7.8%	1.0%	18.1%

Milestone 2015 Fund	3.4%	0.0%	0.0%	8.8%	1.5%	16.9%

Milestone 2020 Fund	8.0%	0.0%	0.0%	10.0%	2.0%	15.6%

Milestone 2025 Fund	10.5%	0.0%	0.0%	11.7%	2.0%	13.8%

Milestone 2030 Fund	13.3%	0.0%	0.0%	13.5%	2.0%	11.3%

Milestone 2035 Fund	16.9%	0.0%	0.0%	14.1%	3.0%	7.5%

Milestone 2040 Fund	19.5%	0.0%	0.0%	15.5%	3.0%	2.5%

Milestone 2045 Fund	20.0%	0.0%	0.0%	16.0%	3.0%	0.0%

Milestone 2050 Fund	20.0%	0.0%	0.0%	16.0%	3.0%	0.0%

Vantagepoint Diversifying Strategies Fund’s Asset Class Allocation (% of Net Assets)

	Stocks		Bonds		Cash		Currencies
	Long	Short	Long	Short	Long	Short	Long	Short
Diversifying Strategies Fund***	7%	–1%	90%	–5%	5%	0%	4%	–5%

***	For the Diversifying Strategies Fund, portfolio exposures represent the market value of physical securities and a measurement of exposure to asset classes through the derivative instruments held by the Fund as a percent of the Fund’s net assets. For the purpose of displaying this allocation information, exposure through derivatives is measured based on the value of the underlying assets, rate, or index represented by the derivative. This measurement is different from the valuation used for the purposes of calculating the Fund’s net asset value, is intended to reflect the “economic exposure” of the derivative, and results in a total percentage reflected in the chart that exceeds 100%. In its use of derivative instruments, the Fund may take both long positions (the values of which move in the same direction as the prices of the underlying investments, pools of investments, indexes or currencies) and short positions (the values of which move in the opposite direction as the prices of the underlying investments, pools of investments, indexes or currencies). These long and short positions are reflected above.

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	Low Duration Bond	Inflation Protected Securities	Equity Income
ASSETS:
Investment in securities, at value†	$573,283,104	$575,767,573	$2,177,048,149
Cash	53,216	16	120,091
Cash denominated in foreign currencies	24,008	200,440	—
Receivables:
Dividends	1,871	565	2,740,402
Interest	3,232,990	2,881,204	—
Security lending income	1,762	—	5,932
Investments sold	4,256,638	9,970,197	5,220,458
Fund shares sold	635,173	932,955	1,857,115
Due from broker—swap agreements collateral	—	6,000	—
Due from broker—futures contracts collateral	—	269,000	—
Swap agreements, at value	—	14,203,901	—
Unrealized appreciation on forward foreign currency exchange contracts	50,548	—	—

Total Assets	581,539,310	604,231,851	2,186,992,147

LIABILITIES:
Payables:
Investments purchased	5,138,193	12,922,627	8,046,563
Distributions	612,375	—	—
Fund shares redeemed	366,002	236,095	243,464
Variation margin on futures contracts	1,099	118,923	—
Variation margin on swap agreements	—	113,602	—
Collateral for securities loaned	15,078,515	—	8,692,529
Swap agreements, at value	—	14,394,169	—
Written Options, at value (Premium $0, $392,729 and $0)	—	845,719	—
Unrealized depreciation on forward foreign currency exchange contracts	89,842	—	—
Accrued Expenses:
Advisory fees	46,352	48,398	180,569
Subadviser fees	201,276	227,308	1,795,364
Fund services fees	55,254	56,251	191,589
Administration fees	7,278	7,278	7,278
Directors’ fees and expenses	4,451	3,956	15,457
Other accrued expenses	66,156	59,084	223,407

Total Liabilities	21,666,793	29,033,410	19,396,220

NET ASSETS	$559,872,517	$575,198,441	$2,167,595,927

NET ASSETS REPRESENTED BY:
Paid-in capital	$556,425,229	$567,775,456	$1,670,069,274
Undistributed net investment income (loss)	(153,886)	(602,904)	17,368,121
Accumulated net realized gain on investments, futures contracts, foreign currency transactions, written options and swap agreements	1,727,357	9,239,020	63,263,452
Net unrealized appreciation (depreciation) on investments, futures contracts, foreign currency transactions, written options and swap agreements	1,873,817	(1,213,131)	416,895,080

NET ASSETS	$559,872,517	$575,198,441	$2,167,595,927

CAPITAL SHARES:
Net Assets—Investor Shares	$42,950,044	$36,425,149	$52,540,559
Shares Outstanding—Investor Shares	4,259,202	3,333,202	5,140,270
Net Asset Value—Investor Shares offering and redemption price per share (net assets divided by shares outstanding)	$10.08	$10.93	$10.22
Net Assets—T Shares	$516,922,473	$538,773,292	$2,115,055,368
Shares Outstanding—T Shares	51,265,111	49,292,169	206,750,426
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$10.08	$10.93	$10.23
Cost of investments	$571,480,259	$576,090,967	$1,760,149,819
Cost of cash denominated in foreign currencies	$24,453	$212,417	$—

† Includes securities on loan with values of (Note 7):	$14,761,260	$—	$8,406,864

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	Growth & Income	Growth	Select Value	Aggressive Opportunities
ASSETS:
Investment in securities, at value†	$1,430,672,437	$2,030,662,490	$415,958,150	$1,120,614,772
Cash	—	692,087	—	83
Receivables:
Dividends	1,780,875	1,495,669	665,895	427,883
Security lending income	2,321	23,315	592	34,520
Investments sold	6,951,009	27,984,831	4,201,894	68,931,846
Fund shares sold	540,011	477,113	607,580	162,441
Recoverable foreign taxes	648	—	—	7,196

Total Assets	1,439,947,301	2,061,335,505	421,434,111	1,190,178,741

LIABILITIES:
Payables:
Investments purchased	11,434,905	21,173,921	3,404,886	73,007,203
Fund shares redeemed	457,997	447,700	—	416
Collateral for securities loaned	4,919,230	27,793,362	—	45,237,391
Accrued Expenses:
Advisory fees	118,016	167,148	33,972	88,357
Subadviser fees	1,109,858	1,513,157	489,371	933,587
Fund services fees	125,150	172,645	35,409	93,903
Administration fees	7,278	7,269	7,278	7,278
Directors’ fees and expenses	9,967	15,702	2,816	10,058
Other accrued expenses	142,452	206,200	69,943	93,782

Total Liabilities	18,324,853	51,497,104	4,043,675	119,471,975

NET ASSETS	$1,421,622,448	$2,009,838,401	$417,390,436	$1,070,706,766

NET ASSETS REPRESENTED BY:
Paid-in capital	$1,003,997,394	$1,936,010,607	$312,003,354	$827,873,438
Undistributed net investment income	9,022,448	5,587,637	3,123,119	6,741,477
Accumulated net realized gain (loss) on investments and foreign currency transactions,	73,960,133	(291,119,467)	28,640,492	68,088,917
Net unrealized appreciation on investments and foreign currency transactions	334,642,473	359,359,624	73,623,471	168,002,934

NET ASSETS	$1,421,622,448	$2,009,838,401	$417,390,436	$1,070,706,766

CAPITAL SHARES:
Net Assets—Investor Shares	$33,972,669	$26,409,466	$7,208,052	$26,967,553
Shares Outstanding—Investor Shares	2,769,573	2,508,763	569,842	2,292,547
Net Asset Value—Investor Shares offering and redemption price per share (net assets divided by shares outstanding)	$12.27	$10.53	$12.65	$11.76
Net Assets—T Shares	$1,387,649,779	$1,983,428,935	$410,182,384	$1,043,739,213
Shares Outstanding—T Shares	113,030,839	188,250,190	32,402,973	88,654,936
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$12.28	$10.54	$12.66	$11.77
Cost of investments	$1,096,029,956	$1,671,302,866	$342,334,679	$952,611,498

†Includes securities on loan with values of (Note 7):	$4,834,251	$27,215,356	$—	$44,100,227

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	Discovery	International	Diversifying Strategies(1)
ASSETS:
Investment in securities, at value†	$246,189,076	$1,251,408,131	$996,964,127
Cash	4,412	10,324	95,453
Cash denominated in foreign currencies	35	4,657,184	242,840
Receivables:
Dividends	114,133	3,453,185	45,124
Interest	434,463	—	4,021,709
Security lending income	31,534	94,812	—
Investments sold	1,409,051	933,749	5,679,163
Fund shares sold	22,163	2,183,639	103,139
Recoverable foreign taxes	—	895,103	80,137
Variation margin on purchased options on Euro-Bund futures contracts	—	—	4
Due from broker—forward foreign currency exchange contracts collateral	—	—	150,000
Unrealized appreciation on forward foreign currency exchange contracts	15,752	1,180,281	380,716

Total Assets	248,220,619	1,264,816,408	1,007,762,412

LIABILITIES:
Payables:
Investments purchased	963,090	4,914,950	7,175,368
Fund shares redeemed	18,094	389	60,760
Variation margin on futures contracts	217,993	—	5,517
Foreign taxes	—	106,354	—
Collateral for securities loaned	14,399,847	42,503,295	—
Written Options, at value (Premium $0, $0 and $102,510)	—	—	96,019
Unrealized depreciation on forward foreign currency exchange contracts	14,458	126,842	292,126
Accrued Expenses:
Advisory fees	19,190	100,622	82,582
Subadviser fees	244,290	1,567,840	815,155
Fund services fees	19,801	103,679	82,585
Administration fees	7,278	7,278	7,278
Directors’ fees and expenses	1,785	10,074	7,123
Other accrued expenses	82,147	291,547	168,745

Total Liabilities	15,987,973	49,732,870	8,793,258

NET ASSETS	$232,232,646	$1,215,083,538	$998,969,154

NET ASSETS REPRESENTED BY:
Paid-in capital	$187,743,390	$1,174,942,861	$967,727,665
Undistributed net investment income	393,230	33,455,492	3,269,866
Accumulated net realized gain (loss) on investments, futures contracts, foreign currency transactions, purchased options on Euro-Bund Futures and written options	24,085,341	(93,722,287)	9,805,896
Net unrealized appreciation on investments, futures contracts, foreign currency transactions, purchased options on Euro-Bund Futures and written options	20,010,685	100,407,472	18,165,727

NET ASSETS	$232,232,646	$1,215,083,538	$998,969,154

CAPITAL SHARES:
Net Assets—Investor Shares	$2,753,580	$14,545,973	$—
Shares Outstanding—Investor Shares	252,653	1,475,204	—
Net Asset Value—Investor Shares offering and redemption price per share (net assets divided by shares outstanding)	$10.90	$9.86	$—
Net Assets—T Shares	$229,479,066	$1,200,537,565	$998,969,154
Shares Outstanding—T Shares	21,038,587	121,605,910	96,985,105
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$10.91	$9.87	$10.30
Cost of investments	$225,123,371	$1,151,825,395	$978,586,851
Cost of cash denominated in foreign currencies	$36	$4,729,937	$243,135

†Includes securities on loan with values of (Note 7):	$13,818,704	$40,479,477	$—
(1)	Formerly Diversified Assets Fund.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
ASSETS:
Investment in securities, at value†	$1,351,140,758	$588,664,870	$632,692,351	$617,982,055	$255,642,271
Cash	170,753	380,267	144,594	410,853	46,330
Cash denominated in foreign currencies	—	—	—	—	810,526
Receivables:
Dividends	8,515	670,342	757,656	623,335	540,998
Interest	7,607,556	—	—	—	—
Security lending income	2,198	1,651	9,817	53,372	13,599
Investments sold	18,452,614	79,597	8,535,738	68,034,619	2,070
Fund shares sold	4,425,541	1,508,741	309,597	469,548	343,601
Due from investment adviser	49,592	21,998	24,371	22,773	9,671
Recoverable foreign taxes	—	—	—	—	246,479
Variation margin on futures contracts	—	—	—	—	2,474
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—	55,549

Total Assets	1,381,857,527	591,327,466	642,474,124	687,596,555	257,713,568

LIABILITIES:
Payables:
Investments purchased	107,783,019	19,288,666	8,602,085	68,403,940	5,336,755
Distributions	2,699,488	—	—	—	—
Fund shares redeemed	100,330	—	293,433	—	—
Variation margin on futures contracts	—	27,375	14,980	23,644	—
Collateral for securities loaned	25,143,492	1,253,341	8,702,377	36,180,113	7,047,816
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	—	191,244
Accrued Expenses:
Advisory fees	51,695	23,096	25,984	23,825	10,147
Subadviser fees	32,197	13,445	29,116	22,034	25,715
Fund services fees	107,643	50,433	56,920	51,286	21,857
Administration fees	7,278	7,278	7,278	7,278	7,278
Directors’ fees and expenses	7,982	2,671	4,268	3,322	1,754
Other accrued expenses	130,195	58,534	48,460	43,889	83,801

Total Liabilities	136,063,319	20,724,839	17,784,901	104,759,331	12,726,367

NET ASSETS	$1,245,794,208	$570,602,627	$624,689,223	$582,837,224	$244,987,201

NET ASSETS REPRESENTED BY:
Paid-in capital	$1,244,459,895	$360,188,036	$350,264,842	$422,520,609	$250,403,673
Undistributed net investment income (loss)	(3,915,450)	5,193,367	11,817,908	5,543,494	3,589,825
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	(15,106,558)	(3,261,606)	11,172,205	45,875,234	(5,513,934)
Net unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	20,356,321	208,482,830	251,434,268	108,897,887	(3,492,363)

NET ASSETS	$1,245,794,208	$570,602,627	$624,689,223	$582,837,224	$244,987,201

CAPITAL SHARES:
Net Assets—Class I	$25,042,230	$26,017,074	$30,209,576	$22,560,539	$9,355,200
Shares Outstanding—Class I	2,474,545	2,023,989	2,170,516	1,242,333	854,644
Net Asset Value—Class I offering and redemption price per share (net assets divided by shares outstanding)	$10.12	$12.85	$13.92	$18.16	$10.95
Net Assets—Class II	$25,493,915	$944,537	$8,972,177	$3,486,963	$2,068,913
Shares Outstanding—Class II	2,504,514	77,963	687,077	203,463	202,060
Net Asset Value—Class II offering and redemption price per share (net assets divided by shares outstanding)	$10.18	$12.12	$13.06	$17.14	$10.24
Net Assets—T Shares	$1,195,258,063	$543,641,016	$585,507,470	$556,789,722	$233,563,088
Shares Outstanding—T Shares	118,146,724	42,256,055	42,033,003	30,634,690	21,319,391
Net Asset Value—T Shares offering and redemption price per share (net assets divided by shares outstanding)	$10.12	$12.87	$13.93	$18.18	$10.96
Cost of investments	$1,330,784,437	$380,224,837	$381,243,158	$509,126,907	$258,976,175
Cost of cash denominated in foreign currencies	$—	$—	$—	$—	$817,387

†Includes securities on loan with values of (Note 7):	$24,664,111	$1,211,522	$8,432,852	$35,046,461	$6,658,677

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	Model Portfolio Funds
	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
ASSETS:
Investment in securities, at value	$6,300,744	$15,535,145	$38,950,576	$23,332,208
Investments in securities of affiliated Mutual Funds, at value(a)	618,695,493	1,522,545,976	1,936,917,862	760,677,171
Receivables:
Dividends	293,731	562,407	543,362	91
Investments sold	65,542	127,714	152,268	93,013
Fund shares sold	596,105	344,288	1,130,336	761,337

Total Assets	625,951,615	1,539,115,530	1,977,694,404	784,863,820

LIABILITIES:
Payables:
Investments purchased	863,987	622,026	1,531,339	588,032
Fund shares redeemed	—	282,398	—	32,653
Accrued Expenses:
Advisory fees	52,497	118,109	148,192	64,707
Fund services fees	20,013	23,198	20,252	8,537
Administration fees	6,059	6,059	6,059	6,059
Directors’ fees and expenses	4,759	12,265	15,292	5,961
Other accrued expenses	61,720	142,226	195,565	77,199

Total Liabilities	1,009,035	1,206,281	1,916,699	783,148

NET ASSETS	$624,942,580	$1,537,909,249	$1,975,777,705	$784,080,672

NET ASSETS REPRESENTED BY:
Paid-in capital	$563,779,485	$1,352,923,858	$1,689,294,526	$661,572,142
Undistributed net investment income	1,735,696	3,284,687	3,056,926	4,080,063
Accumulated net realized gain (loss) on investments	(7,070,041)	(8,608,952)	16,755,492	(10,823,912)
Net unrealized appreciation on investments	66,497,440	190,309,656	266,670,761	129,252,379

NET ASSETS	$624,942,580	$1,537,909,249	$1,975,777,705	$784,080,672

CAPITAL SHARES:
Net Assets—Investor M Shares	$94,084,516	$109,081,771	$94,650,700	$40,211,700
Shares Outstanding—Investor M Shares	3,656,277	4,420,551	3,943,087	1,694,795
Net Asset Value—Investor M Shares offering and redemption price per share (net assets divided by shares outstanding)	$25.73	$24.68	$24.00	$23.73
Net Assets—TM Shares	$530,858,064	$1,428,827,478	$1,881,127,005	$743,868,972
Shares Outstanding—TM Shares	20,612,704	57,854,953	78,300,336	31,325,627
Net Asset Value—TM Shares offering and redemption price per share (net assets divided by shares outstanding)	$25.75	$24.70	$24.02	$23.75
Cost of investments	$7,008,208	$17,280,023	$43,526,831	$26,043,853
Cost of securities of affiliated Mutual Funds	$551,490,589	$1,330,491,442	$1,665,670,846	$628,713,147

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
ASSETS:
Investment in securities, at value	$3,288,766	$2,735,980	$7,474,565	$11,539,447	$9,655,664
Investments in securities of affiliated Mutual Funds, at value(a)	311,366,123	270,277,843	499,458,271	546,535,998	444,487,375
Receivables:
Dividends	169,876	90,166	162,432	205,062	158,737
Investments sold	39,778	241,679	58,229	60,278	48,835
Fund shares sold	106,366	31,641	559,872	1,044,836	713,893

Total Assets	314,970,909	273,377,309	507,713,369	559,385,621	455,064,504

LIABILITIES:
Payables:
Investments purchased	196,877	92,021	638,319	984,668	872,576
Fund shares redeemed	78,336	237,368	—	—	—
Accrued Expenses:
Advisory fees	27,003	23,567	43,475	47,564	38,661
Fund services fees	16,993	14,112	20,933	19,149	15,396
Administration fees	6,059	6,059	6,059	6,059	6,059
Directors’ fees and expenses	1,847	243	2,175	3,284	2,741
Other accrued expenses	35,547	34,440	43,337	43,633	43,507

Total Liabilities	362,662	407,810	754,298	1,104,357	978,940

NET ASSETS	$314,608,247	$272,969,499	$506,959,071	$558,281,264	$454,085,564

NET ASSETS REPRESENTED BY:
Paid-in capital	$304,645,460	$253,459,184	$461,621,460	$497,330,313	$396,356,527
Undistributed net investment income	968,901	505,788	905,400	1,051,837	742,029
Accumulated net realized gain (loss) on investments	567,807	3,203,639	(3,679,394)	(2,681,957)	(1,938,641)
Net unrealized appreciation on investments	8,426,079	15,800,888	48,111,605	62,581,071	58,925,649

NET ASSETS	$314,608,247	$272,969,499	$506,959,071	$558,281,264	$454,085,564

CAPITAL SHARES:
Net Assets—Investor M Shares	$79,362,578	$65,580,476	$97,713,818	$89,606,119	$72,259,851
Shares Outstanding—Investor M Shares	7,398,141	5,957,792	8,596,834	7,725,549	6,179,824
Net Asset Value—Investor M Shares offering and redemption price per share (net assets divided by shares outstanding)	$10.73	$11.01	$11.37	$11.60	$11.69
Net Assets—TM Shares	$235,245,669	$207,389,023	$409,245,253	$468,675,145	$381,825,713
Shares Outstanding—TM Shares	21,911,476	18,824,417	35,976,025	40,374,149	32,627,213
Net Asset Value—TM Shares offering and redemption price per share (net assets divided by shares outstanding)	$10.74	$11.02	$11.38	$11.61	$11.70
Cost of investments	$3,654,390	$3,054,853	$8,353,701	$12,833,021	$10,691,023
Cost of securities of affiliated Mutual Funds	$302,574,420	$254,158,082	$450,467,530	$482,661,353	$384,526,367

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045	Milestone 2050
ASSETS:
Investment in securities, at value	$7,577,700	$7,800,675	$7,648,890	$2,418,604	$379,193
Investments in securities of affiliated Mutual Funds, at value(a)	350,894,864	235,004,267	229,265,959	67,638,760	10,983,458
Receivables:
Dividends	89,161	36,312	25,813	7,581	1,232
Investments sold	39,178	27,455	26,389	8,745	—
Fund shares sold	777,281	619,026	555,447	217,899	61,623
Due from investment adviser	—	—	—	—	5,839

Total Assets	359,378,184	243,487,735	237,522,498	70,291,589	11,431,345

LIABILITIES:
Payables:
Investments purchased	848,682	612,497	578,705	218,458	39,128
Fund shares redeemed	—	963	1,632	7,007	30,445
Accrued Expenses:
Advisory fees	30,571	20,625	20,168	5,892	—
Fund services fees	12,793	9,771	9,049	3,800	926
Administration fees	6,059	6,059	6,059	6,234	2,766
Directors’ fees and expenses	2,457	1,051	2,207	552	107
Other accrued expenses	39,999	32,396	35,897	26,069	18,081

Total Liabilities	940,561	683,362	653,717	268,012	91,453

NET ASSETS	$358,437,623	$242,804,373	$236,868,781	$70,023,577	$11,339,892

NET ASSETS REPRESENTED BY:
Paid-in capital	$304,631,686	$202,969,187	$190,960,770	$59,090,638	$10,547,900
Undistributed net investment income (loss)	358,393	108,508	81,060	(16,960)	(9,553)
Accumulated net realized gain (loss) on investments	(1,128,981)	481,169	2,101,392	3,497,867	116,093
Net unrealized appreciation on investments	54,576,525	39,245,509	43,725,559	7,452,032	685,452

NET ASSETS	$358,437,623	$242,804,373	$236,868,781	$70,023,577	$11,339,892

CAPITAL SHARES:
Net Assets—Investor M Shares	$60,154,167	$45,882,898	$42,734,956	$18,033,453	$4,393,912
Shares Outstanding—Investor M Shares	5,032,938	3,815,147	3,473,611	1,361,107	388,050
Net Asset Value—Investor M Shares offering and redemption price per share (net assets divided by shares outstanding)	$11.95	$12.03	$12.30	$13.25	$11.32
Net Assets—TM Shares	$298,283,456	$196,921,475	$194,133,825	$51,990,124	$6,945,980
Shares Outstanding—TM Shares	24,935,333	16,360,391	15,766,391	3,920,741	612,903
Net Asset Value—TM Shares offering and redemption price per share (net assets divided by shares outstanding)	$11.96	$12.04	$12.31	$13.26	$11.33
Cost of investments	$8,402,811	$8,636,684	$8,471,233	$2,648,882	$418,531
Cost of securities of affiliated Mutual Funds	$295,493,228	$194,922,749	$184,718,057	$59,956,450	$10,258,668

(a)	Investment in other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2013 to June 30, 2013 (Unaudited)

	Low Duration Bond	Inflation Protected Securities	Equity Income
INVESTMENT INCOME:
Dividends	$17,947	$12,306	$23,852,615
Interest	5,428,094	3,099,778	—
Security lending income	9,368	—	292,793
Foreign taxes withheld on dividends	—	—	(142,478)

Total investment income	5,455,409	3,112,084	24,002,930

EXPENSES:
Advisory (Note 4)	288,990	316,538	1,071,990
Subadviser	401,862	468,650	3,689,644
Fund services Class Investor	393,981	426,891	1,258,221
Fund services Class T	176,409	194,566	712,530
Custodian	33,987	12,988	36,420
Administration	8,902	8,902	8,902
Fund accounting	10,637	10,637	39,230
Legal	34,852	27,673	87,536
Audit	13,376	13,376	13,376
Directors	5,323	7,320	18,764
State license fees and memberships	15,183	20,549	24,930
Other expenses	24,127	28,170	62,911

Total expenses	1,407,629	1,536,260	7,024,454
Less waivers (Note 4)	—	—	(44,103)

Net Expenses	1,407,629	1,536,260	6,980,351

NET INVESTMENT INCOME	4,047,780	1,575,824	17,022,579

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	1,817,585	6,856,225	78,644,761
Forward contracts and foreign currency transactions	30,076	(923)	(133)
Futures contracts	(117,784)	1,084,856	—
Written options	—	7,093	—
Swap agreements	—	52,067	—

Net realized gain	1,729,877	7,999,318	78,644,628

Net change in unrealized appreciation (depreciation) on:
Investments	(7,611,800)	(55,799,988)	175,052,983
Forward contracts and foreign currency transactions	(42,314)	(9,421)	(4,087)
Futures contracts	24,644	(330,105)	—
Written options	—	(441,370)	—
Swap agreements	—	(524,324)	—

Net change in unrealized appreciation (depreciation)	(7,629,470)	(57,105,208)	175,048,896

NET GAIN (LOSS)	(5,899,593)	(49,105,890)	253,693,524

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,851,813)	$(47,530,066)	$270,716,103

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2013 to June 30, 2013 (Unaudited)

	Growth & Income	Growth	Select Value	Aggressive Opportunities
INVESTMENT INCOME:
Dividends	$12,984,635	$11,025,486	$4,015,415	$4,332,705
Interest	—	—	—	—
Security lending income	52,736	241,292	10,511	581,983
Foreign taxes withheld on dividends	(20,462)	(37,330)	(4,878)	(39,045)

Total investment income	13,016,909	11,229,448	4,021,048	4,875,643

EXPENSES:
Advisory (Note 4)	693,613	993,272	193,968	527,863
Subadviser	2,155,938	3,029,912	961,939	1,879,805
Fund services Class Investor	811,686	1,140,108	220,563	625,034
Fund services Class T	461,723	667,556	130,956	349,297
Custodian	23,099	8,503	5,617	23,896
Administration	8,902	8,902	8,902	8,902
Fund accounting	25,360	34,470	12,478	22,360
Legal	56,590	81,265	15,734	43,957
Audit	13,377	13,377	13,376	13,377
Directors	12,119	17,386	3,379	9,344
State license fees and memberships	20,892	23,792	12,348	19,458
Other expenses	36,624	54,644	9,719	33,602

Total expenses	4,319,923	6,073,187	1,588,979	3,556,895
Less waivers (Note 4)	(26,108)	—	—	—

Net Expenses	4,293,815	6,073,187	1,588,979	3,556,895

NET INVESTMENT INCOME	8,723,094	5,156,261	2,432,069	1,318,748

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	84,700,537	80,254,229	30,965,026	64,644,601
Forward contracts and foreign currency transactions	336	—	—	154

Net realized gain	84,700,873	80,254,229	30,965,026	64,644,755

Net change in unrealized appreciation (depreciation) on:
Investments	93,476,453	111,783,017	21,309,302	84,802,809
Forward contracts and foreign currency transactions	(8)	—	—	(101)

Net change in unrealized appreciation	93,476,445	111,783,017	21,309,302	84,802,708

NET GAIN	178,177,318	192,037,246	52,274,328	149,447,463

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$186,900,412	$197,193,507	$54,706,397	$150,766,211

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2013 to June 30, 2013 (Unaudited)

	Discovery	International		Diversifying Strategies(1)
INVESTMENT INCOME:
Dividends	$800,093	$26,873,074		$746,296
Interest	845,201	—		8,640,580
Security lending income	304,535	692,477		—
Foreign taxes withheld on dividends	(5,833)	(2,051,100)		(47,096)

Total investment income	1,943,996	25,514,451		9,339,780

EXPENSES:
Advisory (Note 4)	113,990	661,900		494,076
Subadviser	496,013	3,165,837		1,858,321
Fund services Class Investor	131,644	777,075		—
Fund services Class T	76,381	439,897		893,708
Custodian	24,298	180,162		95,601
Administration	8,902	8,902		8,902
Fund accounting	17,640	28,390		24,080
Legal	9,491	55,643		41,037
Audit	13,872	56,272		13,872
Directors	2,020	11,930		8,759
State license fees and memberships	10,741	20,778		17,598
Other expenses	6,566	39,989		41,229

Total expenses	911,558	5,446,775		3,497,183
Less waivers (Note 4)	—	—		(316,765)

Net Expenses	911,558	5,446,775		3,180,418

NET INVESTMENT INCOME	1,032,438	20,067,676		6,159,362

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	3,208,408	64,015,520		11,189,310
Forward contracts and foreign currency transactions	(13,920)	(568,909)		(822,807)
Futures contracts	18,367,370	—		2,059,233
Written options	—	—		(828,765)
Purchased options on Euro Bond futures contracts	—	—		(30,861)

Net realized gain	21,561,858	63,446,611		11,566,110

Net change in unrealized appreciation (depreciation) on:
Investments	10,955,972	(42,923,709	)(a)	(4,861,475)
Forward contracts and foreign currency transactions	1,606	1,071,020		435,278
Futures contracts	(1,658,626)	—		244,147
Written options	—	—		(33,209)
Purchased options on Euro-Bund futures contracts	—	—		(115,424)

Net change in unrealized appreciation (depreciation)	9,298,952	(41,852,689)		(4,330,683)

NET GAIN	30,860,810	21,593,922		7,235,427

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,893,248	$41,661,598		$13,394,789

(1)	Formerly Diversified Assets Fund.
(a)	Net of increase in deferred foreign tax of $24,683.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2013 to June 30, 2013 (Unaudited)

	Core Bond Index	500 Stock Index	Broad Market Index	Mid/Small Company Index	Overseas Equity Index
INVESTMENT INCOME:
Dividends	$58,219	$5,317,946	$6,167,592	$4,288,107	$4,999,970
Interest	14,972,084	119	124	76	79
Security lending income	72,720	16,481	99,803	414,183	154,084
Foreign taxes withheld on dividends	—	(1,264)	(1,581)	(4,396)	(372,871)

Total investment income	15,103,023	5,333,282	6,265,938	4,697,970	4,781,262

EXPENSES:
Advisory (Note 4)	313,210	125,409	151,903	135,204	57,838
Subadviser	69,829	27,556	47,727	45,686	52,953
Fund services Class I	470,317	80,466	93,500	170,237	36,170
Fund services Class II	62,657	58,158	76,133	34,816	28,594
Fund services Class T	406,985	165,838	196,505	178,846	75,025
Custodian	92,100	11,559	16,823	26,684	35,995
Administration	8,902	8,902	8,902	8,902	8,902
Fund accounting	21,870	10,637	10,637	10,637	10,637
Legal	51,908	19,792	24,599	22,159	9,589
Audit	13,376	13,376	13,376	13,376	35,691
Directors	11,062	4,210	5,229	4,606	1,982
State license fees and memberships	25,319	44,593	17,421	23,051	55,462
Other expenses	48,286	15,345	16,126	18,790	24,627

Total expenses	1,595,821	585,841	678,881	692,994	433,465
Less waivers (Note 4)	(203,493)	(82,919)	(98,253)	(89,423)	(37,513)

Net Expenses	1,392,328	502,922	580,628	603,571	395,952

NET INVESTMENT INCOME	13,710,695	4,830,360	5,685,310	4,094,399	4,385,310

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments	1,800,667	5,266,690	7,989,699	42,827,657	1,667,624
Forward contracts and foreign currency transactions	—	—	—	—	(142,834)
Futures contracts	—	848,311	1,506,613	1,007,925	27,133

Net realized gain	1,800,667	6,115,001	9,496,312	43,835,582	1,551,923

Net change in unrealized appreciation (depreciation) on:
Investments	(49,033,147)	50,063,222	62,548,829	30,058,690	581,494
Forward contracts and foreign currency transactions	—	—	—	—	(175,628)
Futures contracts	—	54,841	(32,243)	5,312	20,361

Net change in unrealized appreciation (depreciation)	(49,033,147)	50,118,063	62,516,586	30,064,002	426,227

NET GAIN (LOSS)	(47,232,480)	56,233,064	72,012,898	73,899,584	1,978,150

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(33,521,785)	$61,063,424	$77,698,208	$77,993,983	$6,363,460

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2013 to June 30, 2013 (Unaudited)

	Model Portfolio Funds
	Conservative Growth	Traditional Growth	Long-Term Growth	All-Equity Growth
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$2,114,664	$3,831,253	$3,463,647	$—
Dividend income from non-affiliates	76,371	188,006	485,538	289,645

Total investment income	2,191,035	4,019,259	3,949,185	289,645

EXPENSES:
Advisory (Note 4)	306,457	690,547	862,114	369,012
Fund services Class Investor M	77,910	89,737	78,135	33,013
Custodian	1,086	1,086	1,086	1,086
Administration	7,417	7,417	7,417	7,417
Fund accounting	8,869	20,930	41,960	13,575
Legal	25,678	63,766	81,148	30,939
Audit	10,046	10,046	10,047	10,047
Directors	5,531	13,667	17,424	6,664
State license fees and memberships	15,423	22,398	24,712	16,170
Other expenses	19,682	45,305	56,890	16,769

Total expenses	478,099	964,899	1,180,933	504,692

NET INVESTMENT INCOME (LOSS)	1,712,936	3,054,360	2,768,252	(215,047)

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments with non-affiliates	(4,116)	(7,448)	(20,284)	(18,397)
Investments with affiliates	758,915	6,157,571	13,537,679	(3,909,287)

Net realized gain (loss)	754,799	6,150,123	13,517,395	(3,927,684)

Net change in unrealized appreciation (depreciation) on:
Investments with non-affiliates	(707,464)	(1,744,878)	(4,576,255)	(2,711,645)
Investments with affiliates	19,380,810	85,679,071	142,746,213	86,784,376

Net change in unrealized appreciation on investments	18,673,346	83,934,193	138,169,958	84,072,731

NET GAIN	19,428,145	90,084,316	151,687,353	80,145,047

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,141,081	$93,138,676	$154,455,605	$79,930,000

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Operations

For the Period from January 1, 2013 to June 30, 2013 (Unaudited)

	Milestone Funds
	Milestone Retirement Income	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$1,190,384	$711,872	$1,209,851	$1,329,503	$968,575
Dividend income from non-affiliates	39,588	34,357	93,435	137,727	114,279

Total investment income	1,229,972	746,229	1,303,286	1,467,230	1,082,854

EXPENSES:
Advisory (Note 4)	141,257	129,453	240,323	260,946	212,395
Fund services Class Investor M	62,589	55,622	81,099	73,445	58,742
Custodian	181	181	181	181	181
Administration	7,417	7,417	7,417	7,417	7,417
Fund accounting	6,181	6,181	6,181	6,181	6,181
Legal	10,093	9,804	18,663	20,296	16,607
Audit	10,047	10,047	10,047	10,047	10,047
Directors	2,209	2,114	4,040	4,379	3,587
State license fees and memberships	13,015	12,989	14,206	14,419	12,537
Other expenses	8,082	6,633	15,729	19,969	17,688

Total expenses	261,071	240,441	397,886	417,280	345,382

NET INVESTMENT INCOME	968,901	505,788	905,400	1,049,950	737,472

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments with non-affiliates	(5,814)	(5,189)	(3,799)	—	—
Investments with affiliates	1,615,894	4,298,492	3,778,484	4,461,652	2,890,097

Net realized gain	1,610,080	4,293,303	3,774,685	4,461,652	2,890,097

Net change in unrealized appreciation (depreciation) on:
Investments with non-affiliates	(365,624)	(318,873)	(879,136)	(1,293,574)	(1,035,359)
Investments with affiliates	596,016	3,493,894	16,216,493	24,777,526	25,945,790

Net change in unrealized appreciation on investments	230,392	3,175,021	15,337,357	23,483,952	24,910,431

NET GAIN	1,840,472	7,468,324	19,112,042	27,945,604	27,800,528

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,809,373	$7,974,112	$20,017,442	$28,995,554	$28,538,000

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statement of Operations

For the Period from January 1, 2013 to June 30, 2013 (Unaudited)

	Milestone Funds
	Milestone 2030	Milestone 2035	Milestone 2040	Milestone 2045	Milestone 2050
INVESTMENT INCOME:
Dividend income from affiliated mutual funds(a)	$545,753	$219,894	$156,505	$44,611	$6,761
Dividend income from non-affiliates	90,201	91,725	90,406	26,511	4,308

Total investment income	635,954	311,619	246,911	71,122	11,069

EXPENSES:
Advisory (Note 4)	168,635	112,793	110,334	31,229	4,690
Fund services Class Investor M	48,933	37,375	34,448	14,221	3,417
Custodian	181	181	181	349	18
Administration	7,417	7,417	7,417	7,439	1,119
Fund accounting	6,181	6,181	6,181	6,188	905
Legal	13,191	8,810	8,633	2,379	4,456
Audit	10,047	10,047	10,047	10,047	10,046
Directors	2,850	1,907	1,908	736	71
State license fees and memberships	11,240	10,626	10,601	10,009	23,781
Other expenses	14,176	10,106	9,561	5,485	5,523

Total expenses	282,851	205,443	199,311	88,082	54,026
Less reimbursements/waivers (Note 4)	—	—	—	—	(33,404)

Net Expenses	282,851	205,443	199,311	88,082	20,622

NET INVESTMENT INCOME (LOSS)	353,103	106,176	47,600	(16,960)	(9,553)

NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 2):
Net realized gain (loss) on:
Investments with non-affiliates	(5,190)	—	(9,214)	(853)	(707)
Investments with affiliates	2,154,495	2,703,651	4,721,625	1,223,377	108,834

Net realized gain	2,149,305	2,703,651	4,712,411	1,222,524	108,127

Net change in unrealized appreciation (depreciation) on:
Investments with non-affiliates	(825,111)	(836,009)	(822,343)	(230,278)	(39,338)
Investments with affiliates	24,285,312	17,469,389	16,716,141	4,857,373	735,845

Net change in unrealized appreciation on investments	23,460,201	16,633,380	15,893,798	4,627,095	696,507

NET GAIN	25,609,506	19,337,031	20,606,209	5,849,619	804,634

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,962,609	$19,443,207	$20,653,809	$5,832,659	$795,081

(a)	Received from other Vantagepoint Funds (Note 1).

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Low Duration Bond			Inflation Protected Securities
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,047,780		$8,838,699	$1,575,824		$9,029,538
Net realized gain	1,729,877		2,366,080	7,999,318		18,362,110
Net change in unrealized appreciation (depreciation)	(7,629,470)		10,839,794	(57,105,208)		15,011,485

Net increase (decrease) in net assets resulting from operations	(1,851,813)		22,044,573	(47,530,066)		42,403,133

Distributions to shareholders from:
Net investment income—Investor Shares	(1,428,661)		(9,195,945)	(123,251)		(9,370,228)
Net investment income—T Shares	(2,647,974)		—	(2,055,477)		—
Net realized gain—Investor Shares	—		—	—		(23,995,221)

Total distributions	(4,076,635)		(9,195,945)	(2,178,728)		(33,365,449)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	32,277,656	(a)	74,689,158	26,261,544	(a)	113,074,031
Proceeds from sale of shares—T Shares	620,273,513	(b)	—	661,186,953	(b)	—
Reinvestment of distributions—Investor Shares	1,428,661	(a)	9,195,945	123,251	(a)	33,365,449
Reinvestment of distributions—T Shares	2,647,974	(b)	—	2,055,477	(b)	—
Value of shares redeemed—Investor Shares	(582,983,182	)(a)	(28,934,930)	(651,781,872	)(a)	(70,332,779)
Value of shares redeemed—T Shares	(100,105,335	)(b)	—	(82,273,996	)(b)	—

Net increase (decrease) from capital share transactions	(26,460,713)		54,950,173	(44,428,643)		76,106,701

Total increase (decrease) in net assets	(32,389,161)		67,798,801	(94,137,437)		85,144,385

NET ASSETS at beginning of period	592,261,678		524,462,877	669,335,878		584,191,493

NET ASESTS at end of period	$559,872,517		$592,261,678	$575,198,441		$669,335,878

Accumulated net investment loss included in net assets at end of period	$(153,886)		$(125,031)	$(602,904)		$—

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	3,165,257	(a)	7,394,386	2,235,054	(a)	9,419,976
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	140,200	(a)	908,506	10,640	(a)	2,793,474
Number of shares redeemed—Investor Shares	(57,166,365	)(a)	(2,857,768)	(55,342,224	)(a)	(5,809,873)

Net increase (decrease) in shares outstanding—Investor Shares	(53,860,908)		5,445,124	(53,096,530)		6,403,577

Number of shares sold—T Shares	60,822,044	(b)	—	56,165,243	(b)	—
Number of shares issued through reinvestment of dividends and distributions—T Shares	260,474	(b)	—	177,152	(b)	—
Number of shares redeemed—T Shares	(9,817,407	)(b)	—	(7,050,226	)(b)	—

Net increase in shares outstanding—T Shares	51,265,111		—	49,292,169		—

(a)	On March 1, 2013 all outstanding shares were renamed Investor Shares.
(b)	T Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Equity Income			Growth & Income
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012
Increase (decrease) in net assets resulting from operations:
Net investment income	$17,022,579		$32,040,619	$8,723,094		$16,644,174
Net realized gain	78,644,628		75,277,866	84,700,873		49,270,103
Net change in unrealized appreciation	175,048,896		150,843,642	93,476,445		124,758,582

Net increase in net assets resulting from operations	270,716,103		258,162,127	186,900,412		190,672,859

Distributions to shareholders from:
Net investment income—Investor Shares	—		(34,190,956)	—		(21,868,329)
Net realized gain—Investor Shares	—		(61,060,518)	—		(19,147,346)

Total distributions	—		(95,251,474)	—		(41,015,675)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	11,922,889	(a)	102,361,335	12,146,532	(a)	67,838,551
Proceeds from sale of shares—T Shares	2,116,140,605	(b)	—	1,381,265,898	(b)	—
Reinvestment of distributions—Investor Shares	—	(a)	95,250,056	—	(a)	41,014,805
Value of shares redeemed—Investor Shares	(2,120,442,103	)(a)	(157,774,830)	(1,374,352,179	)(a)	(115,488,486)
Value of shares redeemed—T Shares	(131,046,071	)(b)	—	(89,842,317	)(b)	—

Net increase (decrease) from capital share transactions	(123,424,680)		39,836,561	(70,782,066)		(6,635,130)

Total increase in net assets	147,291,423		202,747,214	116,118,346		143,022,054

NET ASSETS at beginning of period	2,020,304,504		1,817,557,290	1,305,504,102		1,162,482,048

NET ASSETS at end of period	$2,167,595,927		$2,020,304,504	$1,421,622,448		$1,305,504,102

Accumulated net investment income included in net assets at end of period	$17,368,121		$345,542	$9,022,448		$299,354

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	1,243,285	(a)	11,427,458	1,064,942	(a)	6,455,591
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	—	(a)	10,654,369	—	(a)	3,876,635
Number of shares redeemed—Investor Shares	(220,381,841	)(a)	(17,564,208)	(120,139,217	)(a)	(10,937,516)

Net increase (decrease) in shares outstanding—Investor Shares	(219,138,556)		4,517,619	(119,074,275)		(605,290)

Number of shares sold—T Shares	219,712,099	(b)	—	120,586,663	(b)	—
Number of shares redeemed—T Shares	(12,961,673	)(b)	—	(7,555,824	)(b)	—

Net increase in shares outstanding—T Shares	206,750,426		—	113,030,839		—

(a)	On March 1, 2013 all outstanding shares were renamed Investor Shares.
(b)	T Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Growth			Select Value
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,156,261		$10,742,413	$2,432,069		$5,978,461
Net realized gain	80,254,229		155,001,081	30,965,026		20,361,611
Net change in unrealized appreciation	111,783,017		88,427,325	21,309,302		26,243,397

Net increase in net assets resulting from operations	197,193,507		254,170,819	54,706,397		52,583,469

Distributions to shareholders from:
Net investment income—Investor Shares	—		(11,011,407)	—		(5,605,375)
Net realized gain—Investor Shares	—		—	—		(6,532,872)

Total distributions	—		(11,011,407)	—		(12,138,247)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	9,481,212	(a)	63,823,414	7,689,925	(a)	23,846,471
Proceeds from sale of shares—T Shares	1,965,651,725	(b)	—	419,688,825	(b)	—
Reinvestment of distributions—Investor Shares	—	(a)	11,011,407	—	(a)	12,138,247
Value of shares redeemed—Investor Shares	(1,972,352,312	)(a)	(188,140,810)	(390,492,715	)(a)	(40,858,911)
Value of shares redeemed—T Shares	(71,064,600	)(b)	—	(29,792,214	)(b)	—

Net increase (decrease) from capital share transactions	(68,283,975)		(113,305,989)	7,093,821		(4,874,193)

Total increase in net assets	128,909,532		129,853,423	61,800,218		35,571,029

NET ASSETS at beginning of period	1,880,928,869		1,751,075,446	355,590,218		320,019,189

NET ASSETS at end of period	$2,009,838,401		$1,880,928,869	$417,390,436		$355,590,218

Accumulated net investment income included in net assets at end of period	$5,587,637		$431,376	$3,123,119		$691,050

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	945,279	(a)	6,923,599	634,332	(a)	2,257,052
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	—	(a)	1,171,947	—	(a)	1,119,598
Number of shares redeemed—Investor Shares	(195,798,530	)(a)	(20,167,715)	(32,542,988	)(a)	(3,780,155)

Net decrease in shares outstanding—Investor Shares	(194,853,251)		(12,072,169)	(31,908,656)		(403,505)

Number of shares sold—T Shares	195,052,665	(b)	—	34,796,573	(b)	—
Number of shares redeemed—T Shares	(6,802,475	)(b)	—	(2,393,600	)(b)	—

Net increase in shares outstanding—T Shares	188,250,190		—	32,402,973		—

(a)	On March 1, 2013 all outstanding shares were renamed Investor Shares.
(b)	T Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Aggressive Opportunities			Discovery
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,318,748		$6,127,736	$1,032,438		$2,577,818
Net realized gain	64,644,755		78,790,503	21,561,858		21,333,068
Net change in unrealized appreciation	84,802,708		58,962,020	9,298,952		6,110,932

Net increase in net assets resulting from operations	150,766,211		143,880,259	31,893,248		30,021,818

Distributions to shareholders from:
Net investment income—Investor Shares	—		(2,217,223)	—		(3,314,675)
Net realized gain—Investor Shares	—		(43,171,399)	—		(9,858,896)

Total distributions	—		(45,388,622)	—		(13,173,571)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	4,985,115	(a)	28,827,592	5,311,731	(a)	18,557,402
Proceeds from sale of shares—T Shares	1,044,515,579	(b)	—	233,907,404	(b)	—
Reinvestment of distributions—Investor Shares	—	(a)	45,388,622	—	(a)	13,173,571
Value of shares redeemed—Investor Shares	(1,055,138,491	)(a)	(136,249,782)	(233,296,080	)(a)	(29,578,107)
Value of shares redeemed—T Shares	(68,150,476	)(b)	—	(18,456,452	)(b)	—

Net increase (decrease) from capital share transactions	(73,788,273)		(62,033,568)	(12,533,397)		2,152,866

Total increase in net assets	76,977,938		36,458,069	19,359,851		19,001,113

NET ASSETS at beginning of period	993,728,828		957,270,759	212,872,795		193,871,682

NET ASSETS at end of period	$1,070,706,766		$993,728,828	$232,232,646		$212,872,795

Accumulated net investment income (loss) included in net assets at end of period	$6,741,477		$5,422,729	$393,230		$(639,208)

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	454,632	(a)	2,843,708	526,874	(a)	1,934,581
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	—	(a)	4,504,812	—	(a)	1,413,473
Number of shares redeemed—Investor Shares	(95,605,517	)(a)	(13,311,635)	(22,729,066	)(a)	(3,073,906)

Net increase (decrease) in shares outstanding—Investor Shares	(95,150,885)		(5,963,115)	(22,202,192)		274,148

Number of shares sold—T Shares	94,598,573	(b)	—	22,769,691	(b)	—
Number of shares redeemed—T Shares	(5,943,637	)(b)	—	(1,731,104	)(b)	—

Net increase in shares outstanding—T Shares	88,654,936		—	21,038,587		—

(a)	On March 1, 2013 all outstanding shares were renamed Investor Shares.
(b)	T Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	International			Diversifying Strategies(1)
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012
Increase (decrease) in net assets resulting from operations:
Net investment income	$20,067,676		$28,819,042	$6,159,362		$10,416,670
Net realized gain	63,446,611		18,493,004	11,566,110		6,534,965
Net change in unrealized appreciation (depreciation)	(41,852,689)		165,118,811	(4,330,683)		13,734,042

Net increase in net assets resulting from operations	41,661,598		212,430,857	13,394,789		30,685,677

Distributions to shareholders from:
Net investment income	—		(31,260,095)	—		—
Net investment income—T Shares	—		—	—		(16,028,376)
Net realized gain—T Shares	—		—	—		(2,847,974)

Total distributions	—		(31,260,095)	—		(18,876,350)

Capital share transactions:
Proceeds from sale of shares—Investor Shares	32,034,112	(a)	89,461,948	—		—
Proceeds from sale of shares—T Shares	1,381,682,663	(b)	—	99,212,625	(c)	105,861,883
Reinvestment of distributions—Investor Shares	—	(a)	31,260,095	—		—
Reinvestment of distributions—T Shares	—	(b)	—	—	(c)	18,876,350
Value of shares redeemed—Investor Shares	(1,353,007,450	)(a)	(136,346,319)	—		—
Value of shares redeemed—T Shares	(192,797,530	)(b)	—	(78,412,002	)(c)	(21,550,584)

Net increase (decrease) from capital share transactions	(132,088,205)		(15,624,276)	20,800,623		103,187,649

Total increase (decrease) in net assets	(90,426,607)		165,546,486	34,195,412		114,996,976

NET ASSETS at beginning of period	1,305,510,145		1,139,963,659	964,773,742		849,776,766

NET ASSETS at end of period	$1,215,083,538		$1,305,510,145	$998,969,154		$964,773,742

Accumulated net investment income (loss) included in net assets at end of period	$33,455,492		$13,387,816	$3,269,866		$(2,889,496)

SHARE TRANSACTIONS:
Number of shares sold—Investor Shares	3,247,176	(a)	10,120,707	—		—
Number of shares issued through reinvestment of dividends and distributions—Investor Shares	—	(a)	3,294,004	—		—
Number of shares redeemed—Investor Shares	(137,313,275	)(a)	(14,870,811)	—		—

Net decrease in shares outstanding	(134,066,099)		(1,456,100)	—		—

Number of shares sold—T Shares	140,149,251	(b)	—	9,633,765	(c)	10,340,064
Number of shares issued through reinvestment of dividends and distributions—T Shares	—	(b)	—	—	(c)	1,856,104
Number of shares redeemed—T Shares	(18,543,341	)(b)	—	(7,615,542	)(c)	(2,113,189)

Net increase in shares outstanding—T Shares	121,605,910		—	2,018,223		10,082,979

(1)	Formerly Diversified Assets Fund.
(a)	On March 1, 2013 all outstanding shares were renamed Investor Shares.
(b)	T Shares commenced operations on March 1, 2013.
(c)	On March 1, 2013 all outstanding shares were renamed T Shares.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Core Bond Index			500 Stock Index
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012
Increase (decrease) in net assets resulting from operations:
Net investment income	$13,710,695		$29,602,613	$4,830,360		$8,945,898
Net realized gain	1,800,667		13,542,146	6,115,001		7,716,196
Net change in unrealized appreciation (depreciation)	(49,033,147)		3,036,355	50,118,063		44,847,156

Net increase (decrease) in net assets resulting from operations	(33,521,785)		46,181,114	61,063,424		61,509,250

Distributions to shareholders from:
Net investment income—Class I	(4,209,641)		(27,044,821)	—		(1,890,180)
Net investment income—Class II	(1,785,011)		(10,930,787)	—		(6,894,722)
Net investment income—T Shares	(11,616,248)		—	—		—

Total distributions	(17,610,900)		(37,975,608)	—		(8,784,902)

Capital share transactions:
Proceeds from sale of shares—Class I	36,460,868		125,028,027	6,189,692		14,459,474
Proceeds from sale of shares—Class II	12,390,197		47,202,200	6,528,474		47,596,437
Proceeds from sale of shares—T Shares	1,281,686,598	(a)	—	520,725,459	(a)	—
Reinvestment of distributions—Class I	4,209,641		27,044,821	—		1,889,425
Reinvestment of distributions—Class II	1,785,011		10,930,787	—		6,894,722
Reinvestment of distributions—T Shares	11,616,248	(a)	—	—	(a)	—
Value of shares redeemed—Class I	(913,838,332)		(65,957,493)	(100,330,254)		(11,998,451)
Value of shares redeemed—Class II	(323,105,088)		(43,568,322)	(369,676,889)		(39,854,238)
Value of shares redeemed—T Shares	(57,403,854	)(a)	—	(6,878,451	)(a)	—

Net increase from capital share transactions	53,801,289		100,680,020	56,558,031		18,987,369

Total increase in net assets	2,668,604		108,885,526	117,621,455		71,711,717

NET ASSETS at beginning of period	1,243,125,604		1,134,240,078	452,981,172		381,269,455

NET ASSETS at end of period	$1,245,794,208		$1,243,125,604	$570,602,627		$452,981,172

Accumulated net investment income (loss) included in net assets at end of period	$(3,915,450)		$(15,245)	$5,193,367		$363,007

SHARE TRANSACTIONS:
Number of shares sold—Class I	3,481,712		11,916,165	500,156		1,313,072
Number of shares issued through reinvestment of dividends and distributions—Class I	403,035		2,564,393	—		166,488
Number of shares redeemed—Class I	(87,355,487)		(6,249,159)	(8,320,991)		(1,091,486)

Net increase (decrease) in shares outstanding—Class I	(83,470,740)		8,231,399	(7,820,835)		388,074

Number of shares sold—Class II	1,178,659		4,455,403	584,353		4,624,818
Number of shares issued through reinvestment of dividends and distributions—Class II	170,026		1,030,560	—		645,041
Number of shares redeemed—Class II	(30,701,411)		(4,102,957)	(32,563,850)		(3,785,518)

Net increase (decrease) in shares outstanding—Class II	(29,352,726)		1,383,006	(31,979,497)		1,484,341

Number of shares sold—T Shares	122,543,919	(a)	—	42,807,413	(a)	—
Number of shares issued through reinvestment of dividends and distributions—T Shares	1,122,125	(a)	—	—	(a)	—
Number of shares redeemed—T Shares	(5,519,320	)(a)	—	(551,358	)(a)	—

Net increase in shares outstanding—T Shares	118,146,724		—	42,256,055		—

(a)	T Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Broad Market Index			Mid/Small Company Index
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012
Increase (decrease) in net assets resulting from operations:
Net investment income	$5,685,310		$11,072,458	$4,094,399		$9,044,196
Net realized gain	9,496,312		9,394,023	43,835,582		20,083,974
Net change in unrealized appreciation	62,516,586		57,592,159	30,064,002		45,030,225

Net increase in net assets resulting from operations	77,698,208		78,058,640	77,993,983		74,158,395

Distributions to shareholders from:
Net investment income—Class I	—		(2,166,992)	—		(4,730,696)
Net investment income—Class II	—		(8,699,581)	—		(3,711,943)
Net realized gain—Class I	—		(1,045,053)	—		(10,544,555)
Net realized gain—Class II	—		(3,740,641)	—		(7,396,025)

Total distributions	—		(15,652,267)	—		(26,383,219)

Capital share transactions:
Proceeds from sale of shares—Class I	5,899,453		12,310,831	6,787,735		43,397,455
Proceeds from sale of shares—Class II	9,362,788		28,629,139	7,272,290		31,228,368
Proceeds from sale of shares—T Shares	574,937,893	(a)	—	530,992,753	(a)	—
Reinvestment of distributions—Class I	—		3,212,045	—		15,274,349
Reinvestment of distributions—Class II	—		12,440,222	—		11,107,968
Value of shares redeemed—Class I	(112,883,379)		(17,799,369)	(306,298,431)		(37,977,127)
Value of shares redeemed—Class II	(457,464,390)		(50,603,222)	(214,324,132)		(27,094,717)
Value of shares redeemed—T Shares	(27,162,824	)(a)	—	(11,739,872	)(a)	—

Net increase (decrease) from capital share transactions	(7,310,459)		(11,810,354)	12,690,343		35,936,296

Total increase in net assets	70,387,749		50,596,019	90,684,326		83,711,472

NET ASSETS at beginning of period	554,301,474		503,705,455	492,152,898		408,441,426

NET ASSETS at end of period	$624,689,223		$554,301,474	$582,837,224		$492,152,898

Accumulated net investment income included in net assets at end of period	$11,817,908		$6,132,598	$5,543,494		$1,449,095

SHARE TRANSACTIONS:
Number of shares sold—Class I	443,587		1,026,718	396,924		2,815,097
Number of shares issued through reinvestment of dividends and distributions—Class I	—		261,994	—		996,796
Number of shares redeemed—Class I	(8,643,786)		(1,487,554)	(18,128,843)		(2,503,348)

Net increase (decrease) in shares outstanding—Class I	(8,200,199)		(198,842)	(17,731,919)		1,308,545

Number of shares sold—Class II	775,697		2,519,512	462,810		2,137,836
Number of shares issued through reinvestment of dividends and distributions—Class II	—		1,082,700	—		768,552
Number of shares redeemed—Class II	(37,375,990)		(4,495,362)	(13,441,026)		(1,841,487)

Net increase (decrease) in shares outstanding—Class II	(36,600,293)		(893,150)	(12,978,216)		1,064,901

Number of shares sold—T Shares	43,982,455	(a)	—	31,298,467	(a)	—
Number of shares redeemed—T Shares	(1,949,452	)(a)	—	(663,777	)(a)	—

Net increase in shares outstanding—T Shares	42,033,003		—	30,634,690		—

(a)	T Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Overseas Equity Index
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012
Increase (decrease) in net assets resulting from operations:
Net investment income	$4,385,310		$6,349,858
Net realized gain	1,551,923		39,555
Net change in unrealized appreciation	426,227		29,402,054

Net increase in net assets resulting from operations	6,363,460		35,791,467

Distributions to shareholders from:
Net investment income—Class I	—		(1,426,695)
Net investment income—Class II	—		(5,187,054)

Total distributions	—		(6,613,749)

Capital share transactions:
Proceeds from sale of shares—Class I	870,264		7,660,129
Proceeds from sale of shares—Class II	1,884,388		31,420,598
Proceeds from sale of shares—T Shares	237,724,274	(a)	—
Reinvestment of distributions—Class I	—		1,426,695
Reinvestment of distributions—Class II	—		5,187,054
Value of shares redeemed—Class I	(48,462,889)		(5,761,884)
Value of shares redeemed—Class II	(178,149,027)		(18,205,185)
Value of shares redeemed—T Shares	(3,932,373	)(a)	—

Net increase from capital share transactions	9,934,637		21,727,407

Total increase in net assets	16,298,097		50,905,125

NET ASSETS at beginning of period	228,689,104		177,783,979

NET ASSETS at end of period	$244,987,201		$228,689,104

Accumulated net investment income (loss) included in net assets at end of period	$3,589,825		$(795,485)

SHARE TRANSACTIONS:
Number of shares sold—Class I	77,935		778,774
Number of shares issued through reinvestment of dividends and distributions—Class I	—		135,104
Number of shares redeemed—Class I	(4,439,848)		(585,466)

Net increase (decrease) in shares outstanding—Class I	(4,361,913)		328,412

Number of shares sold—Class II	183,145		3,426,664
Number of shares issued through reinvestment of dividends and distributions—Class II	—		525,537
Number of shares redeemed—Class II	(17,468,798)		(1,911,367)

Net increase (decrease) in shares outstanding—Class II	(17,285,653)		2,040,834

Number of shares sold—T Shares	21,674,058	(a)	—
Number of shares redeemed—T Shares	(354,667	)(a)	—

Net increase in shares outstanding—T Shares	21,319,391		—

(a)	T Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Conservative Growth			Traditional Growth
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012
Increase (decrease) in net assets resulting from operations:
Net investment income	$1,712,936		$9,847,375	$3,054,360		$24,231,669
Net realized gain	754,799		5,350,725	6,150,123		22,693,852
Net change in unrealized appreciation	18,673,346		34,557,925	83,934,193		105,912,759

Net increase in net assets resulting from operations	21,141,081		49,756,025	93,138,676		152,838,280

Distributions to shareholders from:
Net investment income—Investor M Shares	—		(11,072,837)	—		(24,263,241)
Net realized gain—Investor M Shares	—		(4,460,716)	—		(18,255,201)

Total distributions	—		(15,533,553)	—		(42,518,442)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	26,152,685	(a)	49,678,988	25,522,954	(a)	73,465,717
Proceeds from sale of shares—TM Shares	561,571,677	(b)	—	1,475,116,485	(b)	—
Reinvestment of distributions—Investor M Shares	—	(a)	15,527,586	—	(a)	42,512,679
Value of shares redeemed—Investor M Shares	(555,914,587	)(a)	(47,781,283)	(1,468,992,047	)(a)	(98,727,759)
Value of shares redeemed—TM Shares	(35,819,982	)(b)	—	(80,555,057	)(b)	—

Net increase (decrease) from capital share transactions	(4,010,207)		17,425,291	(48,907,665)		17,250,637

Total increase in net assets	17,130,874		51,647,763	44,231,011		127,570,475

NET ASSETS at beginning of period	607,811,706		556,163,943	1,493,678,238		1,366,107,763

NET ASSETS at end of period	$624,942,580		$607,811,706	$1,537,909,249		$1,493,678,238

Accumulated net investment income included in net assets at end of period	$1,735,696		$22,760	$3,284,687		$230,327

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	1,020,611	(a)	2,012,063	1,053,353	(a)	3,201,885
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	(a)	623,848	—	(a)	1,828,502
Number of shares redeemed—Investor M Shares	(21,784,708	)(a)	(1,922,911)	(60,890,344	)(a)	(4,267,774)

Net increase (decrease) in shares outstanding—Investor M Shares	(20,764,097)		713,000	(59,836,991)		762,613

Number of shares sold—TM Shares	21,997,102	(b)	—	61,123,561	(b)	—
Number of shares redeemed—TM Shares	(1,384,398	)(b)	—	(3,268,608	)(b)	—

Net increase in shares outstanding—TM Shares	20,612,704		—	57,854,953		—

(a)	On March 1, 2013 all outstanding shares were renamed Investor M Shares.
(b)	TM Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Model Portfolio Funds
	Long-Term Growth			All-Equity Growth
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$2,768,252		$30,300,513	$(215,047)		$9,634,777
Net realized gain (loss)	13,517,395		40,945,544	(3,927,684)		4,660,440
Net change in unrealized appreciation	138,169,958		149,978,316	84,072,731		86,562,999

Net increase in net assets resulting from operations	154,455,605		221,224,373	79,930,000		100,858,216

Distributions to shareholders from:
Net investment income—Investor M Shares	—		(30,205,709)	—		(6,229,845)
Net realized gain—Investor M Shares	—		(31,564,539)	—		(4,893,466)

Total distributions	—		(61,770,248)	—		(11,123,311)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	17,128,142	(a)	78,109,011	11,156,540	(a)	48,246,562
Proceeds from sale of shares—TM Shares	1,913,786,842	(b)	—	732,495,311	(b)	—
Reinvestment of distributions—Investor M Shares	—	(a)	61,770,248	—	(a)	11,123,311
Value of shares redeemed—Investor M Shares	(1,911,741,228	)(a)	(114,749,215)	(726,153,472	)(a)	(89,600,456)
Value of shares redeemed—TM Shares	(94,663,939	)(b)	—	(22,677,538	)(b)	—

Net increase (decrease) from capital share transactions	(75,490,183)		25,130,044	(5,179,159)		(30,230,583)

Total increase in net assets	78,965,422		184,584,169	74,750,841		59,504,322

NET ASSETS at beginning of period	1,896,812,283		1,712,228,114	709,329,831		649,825,509

NET ASSETS at end of period	$1,975,777,705		$1,896,812,283	$784,080,672		$709,329,831

Accumulated net investment income included in net assets at end of period	$3,056,926		$288,674	$4,080,063		$4,295,110

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	736,270	(a)	3,580,777	493,664	(a)	2,358,603
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	(a)	2,782,443	—	(a)	521,242
Number of shares redeemed—Investor M Shares	(82,220,529	)(a)	(5,211,374)	(32,038,853	)(a)	(4,404,229)

Net increase (decrease) in shares outstanding—Investor M Shares	(81,484,259)		1,151,846	(31,545,189)		(1,524,384)

Number of shares sold—TM Shares	82,269,523	(b)	—	32,290,758	(b)	—
Number of shares redeemed—TM Shares	(3,969,187	)(b)	—	(965,131	)(b)	—

Net increase in shares outstanding—TM Shares	78,300,336		—	31,325,627		—

(a)	On March 1, 2013 all outstanding shares were renamed Investor M Shares.
(b)	TM Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone Retirement Income			Milestone 2010
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012
Increase (decrease) in net assets resulting from operations:
Net investment income	$968,901		$3,819,949	$505,788		$3,668,401
Net realized gain	1,610,080		4,670,798	4,293,303		6,541,786
Net change in unrealized appreciation	230,392		7,308,088	3,175,021		10,575,970

Net increase in net assets resulting from operations	2,809,373		15,798,835	7,974,112		20,786,157

Distributions to shareholders from:
Net investment income—Investor M Shares	—		(3,808,078)	—		(3,657,537)
Net realized gain—Investor M Shares	—		(3,414,215)	—		(5,079,056)

Total distributions	—		(7,222,293)	—		(8,736,593)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	37,405,845	(a)	29,712,090	8,474,006	(a)	22,369,356
Proceeds from sale of shares—TM Shares	244,605,222	(b)	—	217,693,656	(b)	—
Reinvestment of distributions—Investor M Shares	—	(a)	7,222,293	—	(a)	8,736,593
Value of shares redeemed—Investor M Shares	(199,602,817	)(a)	(27,415,547)	(183,391,000	)(a)	(31,407,381)
Value of shares redeemed—TM Shares	(8,767,302	)(b)	—	(11,804,068	)(b)	—

Net increase (decrease) from capital share transactions	73,640,948		9,518,836	30,972,594		(301,432)

Total increase in net assets	76,450,321		18,095,378	38,946,706		11,748,132

NET ASSETS at beginning of period	238,157,926		220,062,548	234,022,793		222,274,661

NET ASSETS at end of period	$314,608,247		$238,157,926	$272,969,499		$234,022,793

Accumulated net investment income included in net assets at end of period	$968,901		$—	$505,788		$—

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	3,459,158	(a)	2,792,687	772,532	(a)	2,097,640
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	(a)	682,636	—	(a)	820,338
Number of shares redeemed—Investor M Shares	(18,571,291	)(a)	(2,583,551)	(16,796,123	)(a)	(2,934,016)

Net increase (decrease) in shares outstanding—Investor M Shares	(15,112,133)		891,772	(16,023,591)		(16,038)

Number of shares sold—TM Shares	22,717,750	(b)	—	19,882,331	(b)	—
Number of shares redeemed—TM Shares	(806,274	)(b)	—	(1,057,914	)(b)	—

Net increase in shares outstanding—TM Shares	21,911,476		—	18,824,417		—

(a)	On March 1, 2013 all outstanding shares were renamed Investor M Shares.
(b)	TM Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2015			Milestone 2020
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012
Increase (decrease) in net assets resulting from operations:
Net investment income	$905,400		$6,963,262	$1,049,950		$7,905,069
Net realized gain	3,774,685		7,040,623	4,461,652		4,305,341
Net change in unrealized appreciation	15,337,357		26,079,472	23,483,952		32,885,504

Net increase in net assets resulting from operations	20,017,442		40,083,357	28,995,554		45,095,914

Distributions to shareholders from:
Net investment income—Investor M Shares	—		(6,931,087)	—		(7,863,109)
Net realized gain—Investor M Shares	—		(5,906,820)	—		(4,527,980)

Total distributions	—		(12,837,907)	—		(12,391,089)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	21,868,410	(a)	48,957,538	25,137,253	(a)	69,703,195
Proceeds from sale of shares—TM Shares	413,362,150	(b)	—	464,387,290	(b)	—
Reinvestment of distributions—Investor M Shares	—	(a)	12,837,907	—	(a)	12,391,089
Value of shares redeemed—Investor M Shares	(373,386,959	)(a)	(36,258,178)	(425,123,324	)(a)	(30,461,850)
Value of shares redeemed—TM Shares	(9,540,149	)(b)	—	(5,779,755	)(b)	—

Net increase from capital share transactions	52,303,452		25,537,267	58,621,464		51,632,434

Total increase in net assets	72,320,894		52,782,717	87,617,018		84,337,259

NET ASSETS at beginning of period	434,638,177		381,855,460	470,664,246		386,326,987

NET ASSETS at end of period	$506,959,071		$434,638,177	$558,281,264		$470,664,246

Accumulated net investment income included in net assets at end of period	$905,400		$—	$1,051,837		$1,887

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	1,946,468	(a)	4,538,870	2,209,225	(a)	6,464,854
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	(a)	1,181,040	—	(a)	1,132,641
Number of shares redeemed—Investor M Shares	(33,318,432	)(a)	(3,351,540)	(37,507,461	)(a)	(2,811,250)

Net increase (decrease) in shares outstanding—Investor M Shares	(31,371,964)		2,368,370	(35,298,236)		4,786,245

Number of shares sold—TM Shares	36,808,941	(b)	—	40,873,680	(b)	—
Number of shares redeemed—TM Shares	(832,916	)(b)	—	(499,531	)(b)	—

Net increase in shares outstanding—TM Shares	35,976,025		—	40,374,149		—

(a)	On March 1, 2013 all outstanding shares were renamed Investor M Shares.
(b)	TM Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2025			Milestone 2030
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012
Increase (decrease) in net assets resulting from operations:
Net investment income	$737,472		$6,478,423	$353,103		$4,992,955
Net realized gain	2,890,097		2,631,701	2,149,305		2,559,714
Net change in unrealized appreciation	24,910,431		29,869,079	23,460,201		25,744,393

Net increase in net assets resulting from operations	28,538,000		38,979,203	25,962,609		33,297,062

Distributions to shareholders from:
Net investment income—Investor M Shares	—		(6,440,201)	—		(4,958,210)
Net realized gain—Investor M Shares	—		(3,500,724)	—		(3,048,097)

Total distributions	—		(9,940,925)	—		(8,006,307)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	20,814,390	(a)	60,708,794	16,059,528	(a)	50,506,476
Proceeds from sale of shares—TM Shares	375,679,685	(b)	—	292,973,620	(b)	—
Reinvestment of distributions—Investor M Shares	—	(a)	9,940,925	—	(a)	8,006,307
Value of shares redeemed—Investor M Shares	(349,810,168	)(a)	(17,516,434)	(277,019,742	)(a)	(15,178,840)
Value of shares redeemed—TM Shares	(4,582,535	)(b)	—	(4,615,570	)(b)	—

Net increase from capital share transactions	42,101,372		53,133,285	27,397,836		43,333,943

Total increase in net assets	70,639,372		82,171,563	53,360,445		68,624,698

NET ASSETS at beginning of period	383,446,192		301,274,629	305,077,178		236,452,480

NET ASSETS at end of period	$454,085,564		$383,446,192	$358,437,623		$305,077,178

Accumulated net investment income included in net assets at end of period	$742,029		$4,557	$358,393		$5,290

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	1,829,723	(a)	5,681,571	1,384,935	(a)	4,674,073
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	(a)	912,011	—	(a)	725,866
Number of shares redeemed—Investor M Shares	(30,827,287	)(a)	(1,633,111)	(24,004,424	)(a)	(1,398,751)

Net increase (decrease) in shares outstanding—Investor M Shares	(28,997,564)		4,960,471	(22,619,489)		4,001,188

Number of shares sold—TM Shares	33,018,370	(b)	—	25,319,540	(b)	—
Number of shares redeemed—TM Shares	(391,157	)(b)	—	(384,207	)(b)	—

Net increase in shares outstanding—TM Shares	32,627,213		—	24,935,333		—

(a)	On March 1, 2013 all outstanding shares were renamed Investor M Shares.
(b)	TM Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2035			Milestone 2040
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012
Increase (decrease) in net assets resulting from operations:
Net investment income	$106,176		$3,202,658	$47,600		$3,108,813
Net realized gain	2,703,651		2,111,874	4,712,411		4,883,349
Net change in unrealized appreciation	16,633,380		18,030,907	15,893,798		16,035,152

Net increase in net assets resulting from operations	19,443,207		23,345,439	20,653,809		24,027,314

Distributions to shareholders from:
Net investment income—Investor M Shares	—		(3,176,280)	—		(3,024,927)
Net realized gain—Investor M Shares	—		(2,144,702)	—		(642,204)

Total distributions	—		(5,320,982)	—		(3,667,131)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	11,292,916	(a)	38,485,630	11,122,055	(a)	36,970,041
Proceeds from sale of shares—TM Shares	191,982,608	(b)	—	188,860,759	(b)	—
Reinvestment of distributions—Investor M Shares	—	(a)	5,320,982	—	(a)	3,667,131
Value of shares redeemed—Investor M Shares	(180,197,695	)(a)	(9,654,080)	(178,442,909	)(a)	(9,653,377)
Value of shares redeemed—TM Shares	(2,365,270	)(b)	—	(2,701,283	)(b)	—

Net increase from capital share transactions	20,712,559		34,152,532	18,838,622		30,983,795

Total increase in net assets	40,155,766		52,176,989	39,492,431		51,343,978

NET ASSETS at beginning of period	202,648,607		150,471,618	197,376,350		146,032,372

NET ASSETS at end of period	$242,804,373		$202,648,607	$236,868,781		$197,376,350

Accumulated net investment income included in net assets at end of period	$108,508		$2,332	$81,060		$33,460

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	973,383	(a)	3,583,774	938,673	(a)	3,428,611
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	(a)	484,166	—	(a)	328,596
Number of shares redeemed—Investor M Shares	(15,595,502	)(a)	(894,994)	(15,152,760	)(a)	(887,216)

Net increase (decrease) in shares outstanding—Investor M Shares	(14,622,119)		3,172,946	(14,214,087)		2,869,991

Number of shares sold—TM Shares	16,558,026	(b)	—	15,985,233	(b)	—
Number of shares redeemed—TM Shares	(197,635	)(b)	—	(218,842	)(b)	—

Net increase in shares outstanding—TM Shares	16,360,391		—	15,766,391		—

(a)	On March 1, 2013 all outstanding shares were renamed Investor M Shares.
(b)	TM Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Statements of Changes in Net Assets

	Milestone Funds
	Milestone 2045			Milestone 2050
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31, 2012	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Period from September 10, 2012* to December 31, 2012
Increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(16,960)		$881,339	$(9,553)		$9,240
Net realized gain	1,222,524		2,540,955	108,127		9,385
Net change in unrealized appreciation (depreciation)	4,627,095		2,733,334	696,507		(11,055)

Net increase in net assets resulting from operations	5,832,659		6,155,628	795,081		7,570

Distributions to shareholders from:
Net investment income—Investor M Shares	—		(874,188)	—		(9,717)
Net realized gain—Investor M Shares	—		(774,787)	—		(942)

Total distributions	—		(1,648,975)	—		(10,659)

Capital share transactions:
Proceeds from sale of shares—Investor M Shares	7,583,197	(a)	23,702,921	3,217,336	(a)	6,761,657
Proceeds from sale of shares—TM Shares	52,122,153	(b)	—	7,414,657	(b)	—
Reinvestment of distributions—Investor M Shares	—	(a)	1,648,975	—	(a)	10,659
Value of shares redeemed—Investor M Shares	(47,157,694	)(a)	(9,468,094)	(6,154,722	)(a)	(292)
Value of shares redeemed—TM Shares	(2,180,846	)(b)	—	(701,395	)(b)	—

Net increase from capital share transactions	10,366,810		15,883,802	3,775,876		6,772,024

Total increase in net assets	16,199,469		20,390,455	4,570,957		6,768,935

NET ASSETS at beginning of period	53,824,108		33,433,653	6,768,935		—

NET ASSETS at end of period	$70,023,577		$53,824,108	$11,339,892		$6,768,935

Accumulated net investment loss included in net assets at end of period	$(16,960)		$—	$(9,553)		$—

SHARE TRANSACTIONS:
Number of shares sold—Investor M Shares	595,210	(a)	2,008,411	296,275	(a)	659,208
Number of shares issued through reinvestment of dividends and distributions—Investor M Shares	—	(a)	137,529	—	(a)	1,040
Number of shares redeemed—Investor M Shares	(3,722,600	)(a)	(779,357)	(568,445	)(a)	(28)

Net increase (decrease) in shares outstanding—Investor M Shares	(3,127,390)		1,366,583	(272,170)		660,220

Number of shares sold—TM Shares	4,087,175	(b)	—	675,008	(b)	—
Number of shares redeemed—TM Shares	(166,434	)(b)	—	(62,105	)(b)	—

Net increase in shares outstanding—TM Shares	3,920,741		—	612,903		—

*	Commencement of operations
(a)	On March 1, 2013 all outstanding shares were renamed Investor M Shares.
(b)	TM Shares commenced operations on March 1, 2013.

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Low Duration Bond Investor Shares(1)
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$10.19		$9.96	$10.04	$9.95	$9.28	$9.83
Income from investment operations:
Net investment income	0.05		0.16	0.19	0.25	0.32	0.37
Net realized and unrealized gain (loss)	(0.10)		0.23	(0.08)	0.10	0.65	(0.51)

Total from investment operations	(0.05)		0.39	0.11	0.35	0.97	(0.14)

Less distributions:
Net investment income	(0.06)		(0.16)	(0.19)	(0.26)	(0.30)	(0.41)
Realized gains	—		—	—	—	—	—

Total distributions	(0.06)		(0.16)	(0.19)	(0.26)	(0.30)	(0.41)

Net Asset Value, end of period	$10.08		$10.19	$9.96	$10.04	$9.95	$9.28

Total return	(0.46	)%††	3.97%	1.14%	3.58%	10.63%	(1.52)%
Ratios to Average Net Assets:
Expenses	0.63	%†	0.63%	0.62%	0.64%	0.66%	0.66%
Net investment income	1.31	%†	1.55%	1.93%	2.51%	3.27%	3.82%
Supplemental Data:
Net assets, end of period (000)	$42,950		$592,262	$524,463	$537,709	$517,659	$394,704
Portfolio turnover	36	%††	63%	66%	70%	63%	91%

	Low Duration Bond T Shares(1)
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$10.20
Income from investment operations:
Net investment income	0.05
Net realized and unrealized loss	(0.12)

Total from investment operations	(0.07)

Less distributions:
Net investment income	(0.05)
Realized gains	—

Total distributions	(0.05)

Net Asset Value, end of period	$10.08

Total return	(0.67	)%††
Ratios to Average Net Assets:
Expenses	0.40	%†
Net investment income	1.46	%†
Supplemental Data:
Net assets, end of period (000)	$516,922
Portfolio turnover	36	%††

(1)	Formerly Short-Term Bond Fund.
*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Inflation Protected Securities Investor Shares(1)
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$11.86		$11.68	$10.99	$10.72	$9.88	$10.46
Income from investment operations:
Net investment income (loss)	(0.18	)^	0.17	0.34	0.19	0.11	0.57
Net realized and unrealized gain (loss)	(0.72)		0.62	0.91	0.44	0.85	(0.59)

Total from investment operations	(0.90)		0.79	1.25	0.63	0.96	(0.02)

Less distributions:
Net investment income	(0.03)		(0.17)	(0.36)	(0.19)	(0.12)	(0.46)
Realized gains	—		(0.44)	(0.20)	(0.17)	—	—
From capital	—		—	—	—	—	(0.10)

Total distributions	(0.03)		(0.61)	(0.56)	(0.36)	(0.12)	(0.56)

Net Asset Value, end of period	$10.93		$11.86	$11.68	$10.99	$10.72	$9.88

Total return	(7.57	)%††	6.84%	11.53%	5.95%	9.75%	(0.40)%
Ratios to Average Net Assets:
Expenses	0.63	%†	0.63%	0.64%	0.65%	0.67%	0.67%
Net investment income (loss)	(3.07	)%†	1.39%	2.94%	1.73%	1.13%	4.64%
Supplemental Data:
Net assets, end of period (000)	$36,425		$669,336	$584,191	$492,002	$338,790	$300,148
Portfolio turnover	35	%††	73%	109%	97%	105%	149%

	Inflation Protected Securities T Shares(1)
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$11.78
Income from investment operations:
Net investment income	0.11	^
Net realized and unrealized loss	(0.92)

Total from investment operations	(0.81)

Less distributions:
Net investment income	(0.04)
Realized gains	—

Total distributions	(0.04)

Net Asset Value, end of period	$10.93

Total return	(6.88	)%††
Ratios to Average Net Assets:
Expenses	0.40	%†
Net investment income	2.74	%†
Supplemental Data:
Net assets, end of period (000)	$538,773
Portfolio turnover	35	%††

(1)	Formerly US Government Securities Fund.
^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Equity Income Investor Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$9.01		$8.27	$8.64	$7.70	$5.79	$9.78
Income from investment operations:
Net investment income	0.08	^	0.15	0.12	0.08	0.09	0.13
Net realized and unrealized gain (loss)	1.13		1.03	(0.13)	0.94	1.95	(3.96)

Total from investment operations	1.21		1.18	(0.01)	1.02	2.04	(3.83)

Less distributions:
Net investment income	—		(0.16)	(0.22)	(0.08)	(0.13)	—
Realized gains	—		(0.28)	(0.14)	—	—	(0.16)

Total distributions	—		(0.44)	(0.36)	(0.08)	(0.13)	(0.16)

Net Asset Value, end of period	$10.22		$9.01	$8.27	$8.64	$7.70	$5.79

Total return	13.43	%††	14.33%	0.04%	13.28%	35.28%	(39.19)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.81	%†	0.82%	0.84%	0.85%	0.88%	0.88%
Expenses net of reimbursements/waivers, if any	0.81	%†	0.82%	0.83%	0.85%	0.88%	0.88%
Net Investment Income before reimbursements/waivers	1.73	%†	1.64%	1.32%	1.19%	1.49%	1.74%
Net Investment Income net of reimbursements/waivers, if any	1.74	%†	1.64%	1.32%	1.19%	1.49%	1.74%
Supplemental Data:
Net assets, end of period (000)	$52,541		$2,020,305	$1,817,557	$1,867,505	$1,516,199	$1,102,032
Portfolio turnover	8	%††	15%	18%	18%	22%	29%

	Equity Income T Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$9.62
Income from investment operations:
Net investment income	0.05	^
Net realized and unrealized gain	0.56

Total from investment operations	0.61

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$10.23

Total return	6.34	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.57	%†
Expenses net of reimbursements/waivers, if any	0.57	%†
Net Investment Income before reimbursements/waivers	1.51	%†
Net Investment Income net of reimbursements/waivers, if any	1.51	%†
Supplemental Data:
Net assets, end of period (000)	$2,115,055
Portfolio turnover	8	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Growth & Income Investor Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$10.71		$9.49	$9.67	$8.49	$6.43	$10.56
Income from investment operations:
Net investment income	0.05	^	0.14	0.11	0.08	0.10	0.10
Net realized and unrealized gain (loss)	1.51		1.42	(0.18)	1.18	2.06	(4.13)

Total from investment operations	1.56		1.56	(0.07)	1.26	2.16	(4.03)

Less distributions:
Net investment income	—		(0.18)	(0.11)	(0.08)	(0.10)	(0.07)
Realized gains	—		(0.16)	—	—	—	(0.03)

Total distributions	—		(0.34)	(0.11)	(0.08)	(0.10)	(0.10)

Net Asset Value, end of period	$12.27		$10.71	$9.49	$9.67	$8.49	$6.43

Total return	14.57	%††	16.53%	(0.69)%	14.81%	33.61%	(38.16)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.78	%†	0.78%	0.78%	0.79%	0.82%	0.81%
Expenses net of reimbursements/waivers, if any	0.78	%†	0.78%	0.78%	0.79%	0.81%	0.80%
Net Investment Income before reimbursements/waivers	0.94	%†	1.32%	1.12%	0.91%	1.39%	1.20%
Net Investment Income net of reimbursements/waivers, if any	0.94	%†	1.32%	1.12%	0.91%	1.39%	1.21%
Supplemental Data:
Net assets, end of period (000)	$33,973		$1,305,504	$1,162,482	$1,228,122	$1,023,636	$747,032
Portfolio turnover	16	%††	25%	40%	46%	111%	58%

	Growth & Income T Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$11.44
Income from investment operations:
Net investment income	0.06	^
Net realized and unrealized gain	0.78

Total from investment operations	0.84

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$12.28

Total return	7.34	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.54	%†
Expenses net of reimbursements/waivers, if any	0.54	%†
Net Investment Income before reimbursements/waivers	1.41	%†
Net Investment Income net of reimbursements/waivers, if any	1.41	%†
Supplemental Data:
Net assets, end of period (000)	$1,387,650
Portfolio turnover	16	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Growth Investor Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$9.53		$8.36	$8.78	$7.70	$5.91	$10.45
Income from investment operations:
Net investment income	0.02	^	0.05	0.04	0.05	0.04	0.06
Net realized and unrealized gain (loss)	0.98		1.18	(0.42)	1.09	1.79	(4.54)

Total from investment operations	1.00		1.23	(0.38)	1.14	1.83	(4.48)

Less distributions:
Net investment income	—		(0.06)	(0.04)	(0.06)	(0.04)	(0.06)
Realized gains	—		—	—	—	—	—

Total distributions	—		(0.06)	(0.04)	(0.06)	(0.04)	(0.06)

Net Asset Value, end of period	$10.53		$9.53	$8.36	$8.78	$7.70	$5.91

Total return	10.49	%††	14.67%	(4.27)%	14.76%	31.02%	(42.89)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.77	%†	0.78%	0.83%	0.86%	0.86%	0.88%
Expenses net of reimbursements/waivers, if any	0.77	%†	0.78%	0.81%	0.84%	0.84%	0.87%
Net Investment Income before reimbursements/waivers	0.32	%†	0.57%	0.47%	0.64%	0.64%	0.63%
Net Investment Income net of reimbursements/waivers, if any	0.32	%†	0.57%	0.49%	0.66%	0.66%	0.64%
Supplemental Data:
Net assets, end of period (000)	$26,409		$1,880,929	$1,751,075	$1,971,807	$1,814,533	$1,427,675
Portfolio turnover	29	%††	87%	70%	117%	89%	175%

	Growth T Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$10.07
Income from investment operations:
Net investment income	0.02	^
Net realized and unrealized gain	0.45

Total from investment operations	0.47

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$10.54

Total return	4.67	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.53	%†
Expenses net of reimbursements/waivers, if any	0.53	%†
Net Investment Income before reimbursements/waivers	0.61	%†
Net Investment Income net of reimbursements/waivers, if any	0.61	%†
Supplemental Data:
Net assets, end of period (000)	$1,983,429
Portfolio turnover	29	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Select Value Investor Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$10.95		$9.73	$9.84	$8.25	$6.07	$9.38
Income from investment operations:
Net investment income	0.05	^	0.19	0.10	0.09	0.10	0.12
Net realized and unrealized gain (loss)	1.65		1.42	(0.12)	1.59	2.14	(3.31)

Total from investment operations	1.70		1.61	(0.02)	1.68	2.24	(3.19)

Less distributions:
Net investment income	—		(0.18)	(0.09)	(0.09)	(0.06)	(0.12)
Realized gains	—		(0.21)	—	—	—	—

Total distributions	—		(0.39)	(0.09)	(0.09)	(0.06)	(0.12)

Net Asset Value, end of period	$12.65		$10.95	$9.73	$9.84	$8.25	$6.07

Total return	15.53	%††	16.55%	(0.16)%	20.34%	36.99%	(33.96)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.98	%†	0.99%	0.99%	1.00%	1.04%	1.01%
Expenses net of reimbursements/waivers, if any	0.98	%†	0.99%	0.99%	1.00%	1.04%	0.98%
Net Investment Income before reimbursements/waivers	0.83	%†	1.73%	0.96%	1.01%	1.42%	1.65%
Net Investment Income net of reimbursements/waivers, if any	0.83	%†	1.73%	0.96%	1.01%	1.42%	1.68%
Supplemental Data:
Net assets, end of period (000)	$7,208		$355,590	$320,019	$338,336	$295,800	$220,955
Portfolio turnover	39	%††	51%	60%	68%	85%	211%

	Select Value T Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$12.00
Income from investment operations:
Net investment income	0.06	^
Net realized and unrealized gain	0.60

Total from investment operations	0.66

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$12.66

Total return	5.50	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.74	%†
Expenses net of reimbursements/waivers, if any	0.74	%†
Net Investment Income before reimbursements/waivers	1.46	%†
Net Investment Income net of reimbursements/waivers, if any	1.46	%†
Supplemental Data:
Net assets, end of period (000)	$410,182
Portfolio turnover	39	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Aggressive Opportunities Investor Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$10.20		$9.26	$11.34	$9.52	$6.32	$11.26
Income from investment operations:
Net investment income	0.00	#^	0.07	0.03	0.01	0.00 #	0.03
Net realized and unrealized gain (loss)	1.56		1.35	(1.23)	1.81	3.22	(4.68)

Total from investment operations	1.56		1.42	(1.20)	1.82	3.22	(4.65)

Less distributions:
Net investment income	—		(0.02)	(0.04)	—	(0.02)	(0.01)
Realized gains	—		(0.46)	(0.84)	—	—	(0.28)

Total distributions	—		(0.48)	(0.88)	—	(0.02)	(0.29)

Net Asset Value, end of period	$11.76		$10.20	$9.26	$11.34	$9.52	$6.32

Total return	15.29	%††	15.44%	(10.42)%	19.12%	50.95%	(41.29)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.82	%†	0.90%	0.91%	0.93%	0.99%	1.01%
Expenses net of reimbursements/waivers, if any	0.82	%†	0.90%	0.91%	0.93%	0.98%	0.96%
Net Investment income (loss) before reimbursements/waivers	(0.02	)%†	0.61%	0.21%	0.05%	(0.02)%	0.25%
Net Investment Income (Loss) net of reimbursements/waivers, if any	(0.02	)%†	0.61%	0.21%	0.05%	(0.02)%	0.30%
Supplemental Data:
Net assets, end of period (000)	$26,968		$993,729	$957,271	$1,147,570	$1,010,098	$668,403
Portfolio turnover	28	%††	94%	53%	96%	53%	57%

	Aggressive Opportunities T Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$11.04
Income from investment operations:
Net investment income	0.01	^
Net realized and unrealized gain	0.72

Total from investment operations	0.73

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$11.77

Total return	6.61	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.60	%†
Expenses net of reimbursements/waivers, if any	0.60	%†
Net Investment Income before reimbursements/waivers	0.39	%†
Net Investment Income net of reimbursements/waivers, if any	0.39	%†
Supplemental Data:
Net assets, end of period (000)	$1,043,739
Portfolio turnover	28	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
††	Not annualized
†	Annualized
#	Rounds to less than $0.01

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Discovery Investor Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$9.48		$8.74	$9.42	$7.54	$5.46	$9.25
Income from investment operations:
Net investment income	0.04	^	0.12	0.10	0.08	0.08	0.20
Net realized and unrealized gain (loss)	1.38		1.25	(0.68)	1.89	2.07	(3.77)

Total from investment operations	1.42		1.37	(0.58)	1.97	2.15	(3.57)

Less distributions:
Net investment income	—		(0.16)	(0.10)	(0.09)	(0.07)	(0.17)
Realized gains	—		(0.47)	—	—	—	—
From capital	—		—	—	—	—	(0.05)

Total distributions	—		(0.63)	(0.10)	(0.09)	(0.07)	(0.22)

Net Asset Value, end of period	$10.90		$9.48	$8.74	$9.42	$7.54	$5.46

Total return	14.98	%††	15.74%	(6.15)%	26.08%	39.32%	(38.51)%
Ratios to Average Net Assets:
Expenses	0.97	%†	0.97%	0.95%	0.98%	0.99%	0.99%
Net investment income	0.79	%†	1.25%	1.05%	0.97%	1.35%	2.12%
Supplemental Data:
Net assets, end of period (000)	$2,754		$212,873	$193,872	$212,770	$178,174	$126,382
Portfolio turnover	43	%††	81%	86%	73%	85%	111%

	Discovery T Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$10.27
Income from investment operations:
Net investment income	0.03	^
Net realized and unrealized gain	0.61

Total from investment operations	0.64

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$10.91

Total return	6.23	%††
Ratios to Average Net Assets:
Expenses	0.72	%†
Net investment income	0.96	%†
Supplemental Data:
Net assets, end of period (000)	$229,479
Portfolio turnover	43	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	International Investor Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$9.63		$8.32	$9.34	$8.85	$6.94	$12.19
Income from investment operations:
Net investment income	0.03	^	0.22	0.20	0.15	0.12	0.17
Net realized and unrealized gain (loss)	0.20		1.32	(1.01)	0.52	1.96	(5.29)

Total from investment operations	0.23		1.54	(0.81)	0.67	2.08	(5.12)

Less distributions:
Net investment income	—		(0.23)	(0.21)	(0.18)	(0.17)	(0.02)
Realized gains	—		—	—	—	—	(0.11)

Total distributions	—		(0.23)	(0.21)	(0.18)	(0.17)	(0.13)

Net Asset Value, end of period	$9.86		$9.63	$8.32	$9.34	$8.85	$6.94

Total return	2.39	%††	18.57%	(8.57)%	7.61%	29.97%	(42.03)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.97	%†	0.98%	0.97%	0.98%	1.05%	1.07%
Expenses net of reimbursements/waivers, if any	0.97	%†	0.98%	0.95%	0.98%	1.05%	1.07%
Net Investment Income before reimbursements/waivers	0.60	%†	2.32%	2.25%	1.95%	1.70%	1.95%
Net Investment Income net of reimbursements/waivers, if any	0.60	%†	2.32%	2.26%	1.95%	1.70%	1.95%
Supplemental Data:
Net assets, end of period (000)	$14,546		$1,305,510	$1,139,964	$1,218,763	$1,015,627	$766,210
Portfolio turnover	28	%††	49%	50%	53%	164%	59%

	International T Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$9.85
Income from investment operations:
Net investment income	0.14	^
Net realized and unrealized loss	(0.12)

Total from investment operations	0.02

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$9.87

Total return	0.20	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.75	%†
Expenses net of reimbursements/waivers, if any	0.75	%†
Net Investment Income before reimbursements/waivers	4.26	%†
Net Investment Income net of reimbursements/waivers, if any	4.26	%†
Supplemental Data:
Net assets, end of period (000)	$1,200,538
Portfolio turnover	28	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Diversifying Strategies T Shares(1)
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$10.16		$10.01	$10.16	$9.85	$9.28	$9.95
Income from investment operations:
Net investment income	0.06		0.12	0.10	0.06	0.09	0.28
Net realized and unrealized gain (loss)	0.08		0.23	(0.09)	0.44	0.53	(0.95)

Total from investment operations	0.14		0.35	0.01	0.50	0.62	(0.67)

Less distributions:
Net investment income	—		(0.17)	(0.02)	(0.19)	(0.05)	—
Realized gains	—		(0.03)	(0.14)	—	—	(0.00)#

Total distributions	—		(0.20)	(0.16)	(0.19)	(0.05)	(0.00)#

Net Asset Value, end of period	$10.30		$10.16	$10.01	$10.16	$9.85	$9.28

Total return	1.38	%††	3.53%	0.10%	5.04%	6.64%	(6.73)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.71	%†	0.89%	0.91%	0.91%	0.96%	1.00%
Expenses net of reimbursements/waivers, if any	0.64	%†	0.80%	0.85%	0.91%	0.95%	0.99%
Net Investment Income before reimbursements/waivers	1.18	%†	1.04%	0.93%	1.06%	1.05%	2.30%
Net Investment Income net of reimbursements/waivers, if any	1.25	%†	1.12%	1.00%	1.06%	1.06%	2.31%
Supplemental Data:
Net assets, end of period (000)	$998,969		$964,774	$849,777	$870,591	$453,196	$338,090
Portfolio turnover	38	%††	71%	73%	63%	129%	89%

(1)	Formerly Diversified Assets Fund.
#	Rounds to less than $0.01
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Core Bond Index Class I
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$10.54		$10.47	$10.10	$9.89	$9.81	$9.87
Income from investment operations:
Net investment income	0.12	^	0.25	0.31	0.34	0.40	0.46
Net realized and unrealized gain (loss)	(0.41)		0.14	0.42	0.26	0.13	(0.02)

Total from investment operations	(0.29)		0.39	0.73	0.60	0.53	0.44

Less distributions:
Net investment income	(0.13)		(0.32)	(0.36)	(0.39)	(0.45)	(0.50)
Realized gains	—		—	—	—	—	—

Total distributions	(0.13)		(0.32)	(0.36)	(0.39)	(0.45)	(0.50)

Net Asset Value, end of period	$10.12		$10.54	$10.47	$10.10	$9.89	$9.81

Total return	(2.75	)%††	3.80%	7.41%	6.13%	5.57%	4.63%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.40	%†	0.41%	0.41%	0.42%	0.42%	0.44%
Expenses net of reimbursements/waivers, if any	0.40	%†	0.41%	0.41%	0.42%	0.42%	0.44%
Net Investment Income before reimbursements/waivers	2.23	%†	2.38%	3.00%	3.31%	3.99%	4.70%
Net Investment Income net of reimbursements/waivers, if any	2.23	%†	2.38%	3.00%	3.31%	3.99%	4.70%
Supplemental Data:
Net assets, end of period (000)	$25,042		$905,486	$813,431	$824,963	$857,504	$656,279
Portfolio turnover	56	%††	64%	57%	85%	60%	49%

	Core Bond Index Class II
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$10.60		$10.53	$10.16	$9.94	$9.86	$9.92
Income from investment operations:
Net investment income	0.13	^	0.27	0.33	0.36	0.42	0.48 ^
Net realized and unrealized gain (loss)	(0.40)		0.14	0.43	0.27	0.13	(0.02)

Total from investment operations	(0.27)		0.41	0.76	0.63	0.55	0.46

Less distributions:
Net investment income	(0.15)		(0.34)	(0.39)	(0.41)	(0.47)	(0.52)
Realized gains	—		—	—	—	—	—

Total distributions	(0.15)		(0.34)	(0.39)	(0.41)	(0.47)	(0.52)

Net Asset Value, end of period	$10.18		$10.60	$10.53	$10.16	$9.94	$9.86

Total return	(2.62	)%††	3.98%	7.57%	6.41%	5.74%	4.82%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.20	%†	0.21%	0.21%	0.22%	0.22%	0.24%
Expenses net of reimbursements/waivers, if any	0.20	%†	0.21%	0.21%	0.22%	0.22%	0.24%
Net Investment Income before reimbursements/waivers	2.41	%†	2.59%	3.15%	3.51%	4.21%	4.90%
Net Investment Income net of reimbursements/waivers, if any	2.41	%†	2.59%	3.15%	3.51%	4.21%	4.90%
Supplemental Data:
Net assets, end of period (000)	$25,494		$337,639	$320,809	$282,359	$238,193	$220,355
Portfolio turnover	56	%††	64%	57%	85%	60%	49%

^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Core Bond Index T Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$10.46
Income from investment operations:
Net investment income	0.07	^
Net realized and unrealized loss	(0.31)

Total from investment operations	(0.24)

Less distributions:
Net investment income	(0.10)
Realized gains	—

Total distributions	(0.10)

Net Asset Value, end of period	$10.12

Total return	(2.32	)%††
Ratios to Average Net Assets:
Expenses	0.21	%†
Expenses before reimbursements/waivers	0.21	%†
Expenses net of reimbursements/waivers, if any	0.16	%†
Net investment income	2.14	%†
Net Investment Income before reimbursements/waivers	2.09	%†
Net Investment Income net of reimbursements/waivers, if any	2.14	%†
Supplemental Data:
Net assets, end of period (000)	$1,195,258
Portfolio turnover	56	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	500 Stock Index Class I
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$11.32		$9.96	$9.95	$8.81	$7.12	$11.63
Income from investment operations:
Net investment income	0.11	^	0.20	0.17	0.15	0.16	0.18
Net realized and unrealized gain (loss)	1.42		1.36	0.00 #	1.13	1.70	(4.52)

Total from investment operations	1.53		1.56	0.17	1.28	1.86	(4.34)

Less distributions:
Net investment income	—		(0.20)	(0.16)	(0.14)	(0.17)	(0.17)
Realized gains	—		—	—	—	—	—

Total distributions	—		(0.20)	(0.16)	(0.14)	(0.17)	(0.17)

Net Asset Value, end of period	$12.85		$11.32	$9.96	$9.95	$8.81	$7.12

Total return	13.52	%††	15.62%	1.72%	14.56%	26.13%	(37.31)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.41	%†	0.42%	0.42%	0.43%	0.44%	0.46%
Expenses net of reimbursements/waivers, if any	0.41	%†	0.42%	0.42%	0.43%	0.44%	0.46%
Net Investment Income before reimbursements/waivers	1.83	%†	1.89%	1.65%	1.63%	2.19%	1.92%
Net Investment Income net of reimbursements/waivers, if any	1.83	%†	1.89%	1.65%	1.63%	2.19%	1.92%
Supplemental Data:
Net assets, end of period (000)	$26,017		$111,410	$94,197	$102,642	$85,772	$59,748
Portfolio turnover	2	%††	3%	3%	3%	15%	7%

	500 Stock Index Class II
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$10.65	**	$9.39	$9.39	$8.32	$6.73	$11.01
Income from investment operations:
Net investment income	0.12	^	0.22	0.18	0.16	0.19	0.19 ^
Net realized and unrealized gain (loss)	1.35		1.26	0.00 #	1.07	1.58	(4.28)

Total from investment operations	1.47		1.48	0.18	1.23	1.77	(4.09)

Less distributions:
Net investment income	—		(0.22)	(0.18)	(0.16)	(0.18)	(0.19)
Realized gains	—		—	—	—	—	—

Total distributions	—		(0.22)	(0.18)	(0.16)	(0.18)	(0.19)

Net Asset Value, end of period	$12.12		$10.65 **	$9.39	$9.39	$8.32	$6.73

Total return	13.80	%††**	15.74%**	1.97%	14.78%	26.35%	(37.15)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.21	%†	0.22%	0.22%	0.23%	0.24%	0.26%
Expenses net of reimbursements/waivers, if any	0.21	%†	0.22%	0.22%	0.23%	0.24%	0.26%
Net Investment Income before reimbursements/waivers	2.12	%†	2.09%	1.86%	1.84%	2.40%	2.13%
Net Investment Income net of reimbursements/waivers, if any	2.12	%†	2.09%	1.86%	1.84%	2.40%	2.13%
Supplemental Data:
Net assets, end of period (000)	$945		$341,571	$287,072	$281,443	$237,743	$200,989
Portfolio turnover	2	%††	3%	3%	3%	15%	7%

^	Calculated based upon average shares outstanding.
#	Rounds to less than $0.01
**	Financial reporting includes trade date activity as of December 31, 2012. The inclusion of this activity caused the Fund’s NAV to round down to $10.65 (the adjusted price) from $10.66 (the stated price for December 31, 2012, prior to the inclusion of that day’s activity).
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	500 Stock Index T Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$12.06
Income from investment operations:
Net investment income	0.08	^
Net realized and unrealized gain	0.73

Total from investment operations	0.81

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$12.87

Total return	6.72	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.21	%†
Expenses net of reimbursements/waivers, if any	0.16	%†
Net Investment Income before reimbursements/waivers	1.82	%†
Net Investment Income net of reimbursements/waivers, if any	1.87	%†
Supplemental Data:
Net assets, end of period (000)	$543,641
Portfolio turnover	2	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Broad Market Index Class I
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$12.23		$10.85	$10.92	$9.47	$7.53	$12.25
Income from investment operations:
Net investment income	0.11^		0.24	0.20	0.16	0.17	0.21
Net realized and unrealized gain (loss)	1.58		1.45	(0.11)	1.43	1.92	(4.75)

Total from investment operations	1.69		1.69	0.09	1.59	2.09	(4.54)

Less distributions:
Net investment income	—		(0.21)	(0.16)	(0.14)	(0.15)	(0.18)
Realized gains	—		(0.10)	—	—	—	—

Total distributions	—		(0.31)	(0.16)	(0.14)	(0.15)	(0.18)

Net Asset Value, end of period	$13.92		$12.23	$10.85	$10.92	$9.47	$7.53

Total return	13.82	%††	15.64%	0.85%	16.84%	27.78%	(37.06)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.40	%†	0.42%	0.41%	0.42%	0.43%	0.44%
Expenses net of reimbursements/waivers, if any	0.40	%†	0.42%	0.41%	0.42%	0.43%	0.44%
Net Investment Income before reimbursements/waivers	1.73	%†	1.89%	1.56%	1.55%	2.05%	1.81%
Net Investment Income net of reimbursements/waivers, if any	1.73	%†	1.89%	1.56%	1.55%	2.05%	1.81%
Supplemental Data:
Net assets, end of period (000)	$30,210		$126,835	$114,674	$131,673	$119,777	$94,710
Portfolio turnover	6	%††	3%	1%	6%	7%	4%

	Broad Market Index Class II
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$11.46		$10.19	$10.27	$8.91	$7.09	$11.57
Income from investment operations:
Net investment income	0.12^		0.24	0.19	0.16	0.18	0.20^
Net realized and unrealized gain (loss)	1.48		1.37	(0.09)	1.36	1.81	(4.48)

Total from investment operations	1.60		1.61	0.10	1.52	1.99	(4.28)

Less distributions:
Net investment income	—		(0.24)	(0.18)	(0.16)	(0.17)	(0.20)
Realized gains	—		(0.10)	—	—	—	—

Total distributions	—		(0.34)	(0.18)	(0.16)	(0.17)	(0.20)

Net Asset Value, end of period	$13.06		$11.46	$10.19	$10.27	$8.91	$7.09

Total return	13.96	%††	15.82%	1.07%	17.12%	28.04%	(36.97)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.20	%†	0.22%	0.21%	0.22%	0.23%	0.24%
Expenses net of reimbursements/waivers, if any	0.20	%†	0.22%	0.21%	0.22%	0.23%	0.24%
Net Investment Income before reimbursements/waivers	1.98	%†	2.09%	1.77%	1.75%	2.26%	2.03%
Net Investment Income net of reimbursements/waivers, if any	1.98	%†	2.09%	1.77%	1.75%	2.26%	2.03%
Supplemental Data:
Net assets, end of period (000)	$8,972		$427,467	$389,031	$406,029	$358,250	$295,297
Portfolio turnover	6	%††	3%	1%	6%	7%	4%

^	Calculated based upon average shares outstanding.
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Broad Market Index T Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$13.05
Income from investment operations:
Net investment income	0.09	^
Net realized and unrealized gain	0.79

Total from investment operations	0.88

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$13.93

Total return	6.74	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.21	%†
Expenses net of reimbursements/waivers, if any	0.16	%†
Net Investment Income before reimbursements/waivers	1.80	%†
Net Investment Income net of reimbursements/waivers, if any	1.85	%†
Supplemental Data:
Net assets, end of period (000)	$585,507
Portfolio turnover	6	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Mid/Small Company Index Class I
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$15.67		$14.02	$15.39	$12.35	$9.17	$16.23
Income from investment operations:
Net investment income	0.09	^	0.28	0.16	0.13	0.13	0.18
Net realized and unrealized gain (loss)	2.40		2.21	(0.78)	3.31	3.19	(6.46)

Total from investment operations	2.49		2.49	(0.62)	3.44	3.32	(6.28)

Less distributions:
Net investment income	—		(0.26)	(0.15)	(0.12)	(0.14)	(0.18)
Realized gains	—		(0.58)	(0.60)	(0.28)	—	(0.59)
From capital	—		—	—	—	—	(0.01)

Total distributions	—		(0.84)	(0.75)	(0.40)	(0.14)	(0.78)

Net Asset Value, end of period	$18.16		$15.67	$14.02	$15.39	$12.35	$9.17

Total return	15.89	%††	17.89%	(3.91)%	27.93%	36.19%	(38.57)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.41	%†	0.43%	0.43%	0.45%	0.48%	0.50%
Expenses net of reimbursements/waivers, if any	0.41	%†	0.43%	0.43%	0.45%	0.48%	0.50%
Net Investment Income before reimbursements/waivers	1.04	%†	1.87%	1.11%	1.16%	1.46%	1.47%
Net Investment Income net of reimbursements/waivers, if any	1.04	%†	1.87%	1.11%	1.16%	1.46%	1.47%
Supplemental Data:
Net assets, end of period (000)	$22,561		$297,378	$247,732	$243,794	$134,165	$82,628
Portfolio turnover	36	%††	14%	15%	14%	25%	15%

	Mid/Small Company Index Class II
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$14.78		$13.26	$14.60	$11.73	$8.71	$15.48
Income from investment operations:
Net investment income	0.09	^	0.30	0.19	0.15	0.17	0.23 ^
Net realized and unrealized gain (loss)	2.27		2.09	(0.76)	3.14	3.00	(6.20)

Total from investment operations	2.36		2.39	(0.57)	3.29	3.17	(5.97)

Less distributions:
Net investment income	—		(0.29)	(0.17)	(0.14)	(0.15)	(0.20)
Realized gains	—		(0.58)	(0.60)	(0.28)	—	(0.59)
From capital	—		—	—	—	—	(0.01)

Total distributions	—		(0.87)	(0.77)	(0.42)	(0.15)	(0.80)

Net Asset Value, end of period	$17.14		$14.78	$13.26	$14.60	$11.73	$8.71

Total return	15.97	%††	18.17%	(3.70)%	28.15%	36.47%	(38.44)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.21	%†	0.23%	0.23%	0.25%	0.28%	0.30%
Expenses net of reimbursements/waivers, if any	0.21	%†	0.23%	0.23%	0.25%	0.28%	0.30%
Net Investment Income before reimbursements/waivers	1.21	%†	2.07%	1.30%	1.35%	1.66%	1.63%
Net Investment Income net of reimbursements/waivers, if any	1.21	%†	2.07%	1.30%	1.35%	1.66%	1.63%
Supplemental Data:
Net assets, end of period (000)	$3,487		$194,775	$160,710	$161,178	$97,453	$71,965
Portfolio turnover	36	%††	14%	15%	14%	25%	15%

^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Mid/Small Company Index T Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)

Net Asset Value, beginning of period	$16.91
Income from investment operations:
Net investment income	0.15	^
Net realized and unrealized gain	1.12

Total from investment operations	1.27

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$18.18	**

Total return	7.51	%**††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.22	%†
Expenses net of reimbursements/waivers, if any	0.17	%†
Net Investment Income before reimbursements/waivers	1.67	%†
Net Investment Income net of reimbursements/waivers, if any	1.72	%†
Supplemental Data:
Net assets, end of period (000)	$556,790
Portfolio turnover	36	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
**	Financial reporting includes trade date activity as of June 28, 2013. The inclusion of this activity caused the Fund’s NAV to round up to $18.18 (the adjusted price) from $18.17 (the stated price for June 28, 2013, prior to the inclusion of that day’s activity).
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Overseas Equity Index Class I
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$10.61		$9.19	$10.82	$10.30	$8.20	$14.80
Income from investment operations:
Net investment income	0.12	^	0.29	0.33	0.23	0.22	0.39
Net realized and unrealized gain (loss)	0.22		1.41	(1.68)	0.52	2.12	(6.61)

Total from investment operations	0.34		1.70	(1.35)	0.75	2.34	(6.22)

Less distributions:
Net investment income	—		(0.28)	(0.28)	(0.23)	(0.24)	(0.32)
Realized gains	—		—	—	—	—	(0.06)

Total distributions	—		(0.28)	(0.28)	(0.23)	(0.24)	(0.38)

Net Asset Value, end of period	$10.95		$10.61	$9.19	$10.82	$10.30	$8.20

Total return	3.20	%††	18.51%	(12.42)%	7.37%	28.63%	(42.05)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.54	%†	0.55%	0.54%	0.56%	0.59%	0.63%
Expenses net of reimbursements/waivers, if any	0.54	%†	0.55%	0.54%	0.56%	0.59%	0.63%
Net Investment Income before reimbursements/waivers	2.13	%†	2.92%	2.93%	2.27%	2.61%	3.07%
Net Investment Income net of reimbursements/waivers, if any	2.13	%†	2.92%	2.93%	2.27%	2.61%	3.07%
Supplemental Data:
Net assets, end of period (000)	$9,355		$55,335	$44,911	$57,649	$52,937	$36,021
Portfolio turnover	10	%††	6%	2%	2%	5%	6%

	Overseas Equity Index Class II
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$9.91		$8.60	$10.16	$9.69	$7.72	$13.98
Income from investment operations:
Net investment income	0.08	^	0.29	0.31	0.23	0.23	0.39
Net realized and unrealized gain (loss)	0.25		1.32	(1.57)	0.50	2.00	(6.25)

Total from investment operations	0.33		1.61	(1.26)	0.73	2.23	(5.86)

Less distributions:
Net investment income	—		(0.30)	(0.30)	(0.26)	(0.26)	(0.34)
Realized gains	—		—	—	—	—	(0.06)

Total distributions	—		(0.30)	(0.30)	(0.26)	(0.26)	(0.40)

Net Asset Value, end of period	$10.24		$9.91	$8.60	$10.16	$9.69	$7.72

Total return	3.33	%††	18.74%	(12.28)%	7.54%	28.94%	(41.90)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.34	%†	0.35%	0.34%	0.36%	0.39%	0.43%
Expenses net of reimbursements/waivers, if any	0.34	%†	0.35%	0.34%	0.36%	0.39%	0.43%
Net Investment Income before reimbursements/waivers	1.49	%†	3.10%	3.11%	2.45%	2.83%	3.27%
Net Investment Income net of reimbursements/waivers, if any	1.49	%†	3.10%	3.11%	2.45%	2.83%	3.27%
Supplemental Data:
Net assets, end of period (000)	$2,069		$173,354	$132,873	$149,208	$128,002	$92,719
Portfolio turnover	10	%††	6%	2%	2%	5%	6%

^	Calculated based upon average shares outstanding.
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Overseas Equity Index T Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)

Net Asset Value, beginning of period	$10.91
Income from investment operations:
Net investment income	0.19	^
Net realized and unrealized loss	(0.14)

Total from investment operations	0.05

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$10.96

Total return	0.46	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.36	%†
Expenses net of reimbursements/waivers, if any	0.31	%†
Net Investment Income before reimbursements/waivers	4.89	%†
Net Investment Income net of reimbursements/waivers, if any	4.94	%†
Supplemental Data:
Net assets, end of period (000)	$233,563
Portfolio turnover	10	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Conservative Growth Investor M Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$24.89		$23.46	$23.62	$22.13	$19.04	$24.62
Income from investment operations:
Net investment income	0.16		0.46	0.43	0.40	0.44	0.58
Net realized and unrealized gain (loss)	0.68		1.62	(0.16)	1.50	3.08	(4.92)

Total from investment operations	0.84		2.08	0.27	1.90	3.52	(4.34)

Less distributions:
Net investment income	—		(0.51)	(0.43)	(0.41)	(0.43)	(0.53)
Realized gains	—		(0.14)	—	—	—	(0.71)

Total distributions	—		(0.65)	(0.43)	(0.41)	(0.43)	(1.24)

Net Asset Value, end of period	$25.73		$24.89	$23.46	$23.62	$22.13	$19.04

Total return	3.37	%††	8.88%	1.15%	8.60%	18.50%	(17.56)%
Ratios to Average Net Assets:
Expenses	0.18	%†	0.13%	0.12%	0.13%	0.15%	0.15%
Net investment income	0.43	%†	1.66%	1.67%	1.80%	2.20%	2.40%
Supplemental Data:
Net assets, end of period (000)	$94,085		$607,812	$556,164	$586,912	$528,183	$449,433
Portfolio turnover	7	%††	7%	14%	23%	13%	19%

	Model Portfolio Conservative Growth TM Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)

Net Asset Value, beginning of period	$25.52
Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain	0.17

Total from investment operations	0.23

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$25.75

Total return	0.90	%††
Ratios to Average Net Assets:
Expenses	0.13	%†
Net investment income	0.63	%†
Supplemental Data:
Net assets, end of period (000)	$530,858
Portfolio turnover	7	%††

*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Traditional Growth Investor M Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$23.25		$21.52	$22.17	$20.28	$16.65	$24.04
Income from investment operations:
Net investment income	0.25		0.42	0.38	0.33	0.33	0.38
Net realized and unrealized gain (loss)	1.18		1.99	(0.50)	1.89	3.62	(6.53)

Total from investment operations	1.43		2.41	(0.12)	2.22	3.95	(6.15)

Less distributions:
Net investment income	—		(0.42)	(0.48)	(0.33)	(0.30)	(0.30)
Realized gains	—		(0.26)	(0.05)	—	(0.02)	(0.94)

Total distributions	—		(0.68)	(0.53)	(0.33)	(0.32)	(1.24)

Net Asset Value, end of period	$24.68		$23.25	$21.52	$22.17	$20.28	$16.65

Total return	6.15	%††	11.20%	(0.56)%	10.95%	23.72%	(25.39)%
Ratios to Average Net Assets:
Expenses	0.14	%†	0.11%	0.11%	0.12%	0.13%	0.13%
Net investment income	0.32	%†	1.66%	1.52%	1.57%	1.86%	1.74%
Supplemental Data:
Net assets, end of period (000)	$109,082		$1,493,678	$1,366,108	$1,495,757	$1,353,050	$1,072,076
Portfolio turnover	3	%††	7%	13%	15%	8%	20%

	Model Portfolio Traditional Growth TM Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)

Net Asset Value, beginning of period	$24.12
Income from investment operations:
Net investment income	0.04
Net realized and unrealized gain	0.54

Total from investment operations	0.58

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$24.70

Total return	2.40	%††
Ratios to Average Net Assets:
Expenses	0.12	%†
Net investment income	0.44	%†
Supplemental Data:
Net assets, end of period (000)	$1,428,827
Portfolio turnover	3	%††

*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio Long-Term Growth Investor M Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$22.20		$20.32	$21.41	$19.30	$15.35	$24.26
Income from investment operations:
Net investment income	0.26		0.38	0.35	0.27	0.26	0.24
Net realized and unrealized gain (loss)	1.54		2.24	(0.77)	2.15	3.99	(7.81)

Total from investment operations	1.80		2.62	(0.42)	2.42	4.25	(7.57)

Less distributions:
Net investment income	—		(0.38)	(0.40)	(0.31)	(0.21)	(0.21)
Realized gains	—		(0.36)	(0.27)	—	(0.09)	(1.13)

Total distributions	—		(0.74)	(0.67)	(0.31)	(0.30)	(1.34)

Net Asset Value, end of period	$24.00		$22.20	$20.32	$21.41	$19.30	$15.35

Total return	8.11	%††	12.93%	(1.98)%	12.54%	27.67%	(30.99)%
Ratios to Average Net Assets:
Expenses	0.13	%†	0.11%	0.11%	0.12%	0.13%	0.13%
Net investment income	0.22	%†	1.65%	1.42%	1.40%	1.63%	1.16%
Supplemental Data:
Net assets, end of period (000)	$94,651		$1,896,812	$1,712,228	$1,848,430	$1,621,102	$1,203,596
Portfolio turnover	4	%††	7%	11%	10%	5%	14%

	Model Portfolio Long-Term Growth TM Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)

Net Asset Value, beginning of period	$23.25
Income from investment operations:
Net investment income	0.03
Net realized and unrealized gain	0.74

Total from investment operations	0.77

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$24.02

Total return	3.31	%††
Ratios to Average Net Assets:
Expenses	0.12	%†
Net investment income	0.32	%†
Supplemental Data:
Net assets, end of period (000)	$1,881,127
Portfolio turnover	4	%††

*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Model Portfolio All-Equity Growth Investor M Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$21.34		$18.69	$19.81	$17.38	$13.07	$24.63
Income from investment operations:
Net investment income (loss)	(0.01	)^	0.32	0.28	0.16	0.18	0.11
Net realized and unrealized gain (loss)	2.40		2.67	(1.12)	2.43	4.41	(10.01)

Total from investment operations	2.39		2.99	(0.84)	2.59	4.59	(9.90)

Less distributions:
Net investment income	—		(0.22)	(0.28)	(0.16)	(0.15)	(0.12)
Realized gains	—		(0.12)	—	—	(0.13)	(1.54)

Total distributions	—		(0.34)	(0.28)	(0.16)	(0.28)	(1.66)

Net Asset Value, end of period	$23.73		$21.34	$18.69	$19.81	$17.38	$13.07

Total return	11.20	%††	16.00%	(4.23)%	14.93%	35.07%	(39.86)%
Ratios to Average Net Assets:
Expenses	0.14	%†	0.12%	0.12%	0.13%	0.14%	0.15%
Net investment income (loss)	(0.13	)%†	1.37%	1.24%	0.95%	1.30%	0.57%
Supplemental Data:
Net assets, end of period (000)	$40,212		$709,330	$649,826	$715,090	$591,533	$385,657
Portfolio turnover	5	%††	9%	9%	6%	3%	7%

	Model Portfolio All-Equity Growth TM Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)

Net Asset Value, beginning of period	$22.67
Income from investment operations:
Net investment income	0.00	#^
Net realized and unrealized gain	1.08

Total from investment operations	1.08

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$23.75

Total return	4.76	%††
Ratios to Average Net Assets:
Expenses	0.13	%†
Net investment loss	(0.02	)%†
Supplemental Data:
Net assets, end of period (000)	$743,869
Portfolio turnover	5	%††

^	Calculated based upon average shares outstanding.
*	Commencement of operations
#	Rounds to less than $0.01
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone Retirement Income Investor M Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$10.58		$10.18	$10.33	$9.81	$8.56	$10.61
Income from investment operations:
Net investment income	0.05		0.20	0.20	0.12	0.16	0.29
Net realized and unrealized gain (loss)	0.10		0.53	0.05	0.56	1.26	(1.76)

Total from investment operations	0.15		0.73	0.25	0.68	1.42	(1.47)

Less distributions:
Net investment income	—		(0.20)	(0.20)	(0.15)	(0.15)	(0.29)
Realized gains	—		(0.13)	(0.20)	(0.01)	(0.02)	(0.29)

Total distributions	—		(0.33)	(0.40)	(0.16)	(0.17)	(0.58)

Net Asset Value, end of period	$10.73		$10.58	$10.18	$10.33	$9.81	$8.56

Total return	1.42	%††	7.18%	2.37%	6.93%	16.53%	(13.76)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.24	%†	0.14%	0.15%	0.18%	0.25%	0.27%
Expenses net of reimbursements/waivers, if any	0.24	%†	0.14%	0.15%	0.18%	0.20%	0.07%
Net Investment Income before reimbursements/waivers	0.53	%†	1.66%	1.79%	2.49%	2.29%	2.55%
Net Investment Income net of reimbursements/waivers, if any	0.53	%†	1.66%	1.79%	2.49%	2.34%	2.74%
Supplemental Data:
Net assets, end of period (000)	$79,363		$238,158	$220,063	$215,961	$76,683	$43,323
Portfolio turnover	4	%††	8%	19%	25%	14%	36%

	Milestone Retirement Income TM Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)

Net Asset Value, beginning of period	$10.75
Income from investment operations:
Net investment income	0.03
Net realized and unrealized loss	(0.04)

Total from investment operations	(0.01)

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$10.74

Total return	(0.09	)%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.14	%†
Expenses net of reimbursements/waivers, if any	0.14	%†
Net Investment Income before reimbursements/waivers	0.82	%†
Net Investment Income net of reimbursements/waivers, if any	0.82	%†
Supplemental Data:
Net assets, end of period (000)	$235,246
Portfolio turnover	4	%††

*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2010 Investor M Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$10.65		$10.10	$10.24	$9.56	$8.27	$10.65
Income from investment operations:
Net investment income	0.03		0.20	0.19	0.10	0.18	0.23
Net realized and unrealized gain (loss)	0.33		0.76	(0.04)	0.71	1.29	(2.09)

Total from investment operations	0.36		0.96	0.15	0.81	1.47	(1.86)

Less distributions:
Net investment income	—		(0.20)	(0.21)	(0.13)	(0.14)	(0.23)
Realized gains	—		(0.21)	(0.08)	—	(0.04)	(0.29)

Total distributions	—		(0.41)	(0.29)	(0.13)	(0.18)	(0.52)

Net Asset Value, end of period	$11.01		$10.65	$10.10	$10.24	$9.56	$8.27

Total return	3.38	%††	9.53%	1.41%	8.51%	17.71%	(17.34)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.23	%†	0.14%	0.15%	0.18%	0.22%	0.23%
Expenses net of reimbursements/waivers, if any	0.23	%†	0.14%	0.15%	0.18%	0.19%	0.13%
Net Investment Income before reimbursements/waivers	0.25	%†	1.58%	1.75%	2.11%	2.15%	2.31%
Net Investment Income net of reimbursements/waivers, if any	0.25	%†	1.58%	1.75%	2.11%	2.17%	2.41%
Supplemental Data:
Net assets, end of period (000)	$65,580		$234,023	$222,275	$217,770	$90,790	$65,043
Portfolio turnover	9	%††	11%	22%	33%	20%	27%

	Milestone 2010 TM Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)

Net Asset Value, beginning of period	$10.92
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain	0.08

Total from investment operations	0.10

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$11.02

Total return	0.92	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15	%†
Expenses net of reimbursements/waivers, if any	0.15	%†
Net Investment Income before reimbursements/waivers	0.51	%†
Net Investment Income net of reimbursements/waivers, if any	0.51	%†
Supplemental Data:
Net assets, end of period (000)	$207,389
Portfolio turnover	9	%††

*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2015 Investor M Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$10.87		$10.16	$10.35	$9.53	$7.96	$11.13
Income from investment operations:
Net investment income	0.03		0.20	0.18	0.12	0.16	0.17
Net realized and unrealized gain (loss)	0.47		0.84	(0.10)	0.85	1.58	(2.80)

Total from investment operations	0.50		1.04	0.08	0.97	1.74	(2.63)

Less distributions:
Net investment income	—		(0.20)	(0.21)	(0.14)	(0.11)	(0.18)
Realized gains	—		(0.13)	(0.06)	(0.01)	(0.06)	(0.36)

Total distributions	—		(0.33)	(0.27)	(0.15)	(0.17)	(0.54)

Net Asset Value, end of period	$11.37		$10.87	$10.16	$10.35	$9.53	$7.96

Total return	4.60	%††	10.25%	0.70%	10.20%	21.84%	(23.54)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.21	%†	0.13%	0.14%	0.15%	0.18%	0.19%
Expenses net of reimbursements/waivers, if any	0.21	%†	0.13%	0.14%	0.15%	0.17%	0.14%
Net Investment Income before reimbursements/waivers	0.25	%†	1.68%	1.72%	1.96%	2.06%	1.81%
Net Investment Income net of reimbursements/waivers, if any	0.25	%†	1.68%	1.72%	1.96%	2.07%	1.85%
Supplemental Data:
Net assets, end of period (000)	$97,714		$434,638	$381,855	$363,144	$185,989	$120,249
Portfolio turnover	5	%††	8%	20%	15%	12%	21%

	Milestone 2015 TM Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)

Net Asset Value, beginning of period	$11.21
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain	0.15

Total from investment operations	0.17

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$11.38

Total return	1.52	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.13	%†
Expenses net of reimbursements/waivers, if any	0.13	%†
Net Investment Income before reimbursements/waivers	0.48	%†
Net Investment Income net of reimbursements/waivers, if any	0.48	%†
Supplemental Data:
Net assets, end of period (000)	$409,245
Portfolio turnover	5	%††

*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2020 Investor M Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$10.94		$10.10	$10.34	$9.43	$7.83	$11.38
Income from investment operations:
Net investment income	0.04		0.21	0.18	0.14	0.16	0.13
Net realized and unrealized gain (loss)	0.62		0.92	(0.20)	0.92	1.68	(3.20)

Total from investment operations	0.66		1.13	(0.02)	1.06	1.84	(3.07)

Less distributions:
Net investment income	—		(0.20)	(0.18)	(0.14)	(0.16)	(0.14)
Realized gains	—		(0.09)	(0.04)	(0.01)	(0.08)	(0.34)

Total distributions	—		(0.29)	(0.22)	(0.15)	(0.24)	(0.48)

Net Asset Value, end of period	$11.60		$10.94	$10.10	$10.34	$9.43	$7.83

Total return	6.03	%††	11.25%	(0.26)%	11.27%	23.43%	(26.86)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.20	%†	0.13%	0.13%	0.15%	0.18%	0.19%
Expenses net of reimbursements/waivers, if any	0.20	%†	0.13%	0.13%	0.15%	0.17%	0.15%
Net Investment Income before reimbursements/waivers	0.29	%†	1.81%	1.73%	1.93%	2.16%	1.50%
Net Investment Income net of reimbursements/waivers, if any	0.29	%†	1.81%	1.73%	1.93%	2.17%	1.54%
Supplemental Data:
Net assets, end of period (000)	$89,606		$470,664	$386,327	$344,033	$186,148	$112,440
Portfolio turnover	5	%††	7%	16%	10%	7%	12%

	Milestone 2020 TM Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$11.33
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain	0.26

Total from investment operations	0.28

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$11.61

Total return	2.47	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.13	%†
Expenses net of reimbursements/waivers, if any	0.13	%†
Net Investment Income before reimbursements/waivers	0.48	%†
Net Investment Income net of reimbursements/waivers, if any	0.48	%†
Supplemental Data:
Net assets, end of period (000)	$468,675
Portfolio turnover	5	%††

*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2025 Investor M Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$10.90		$9.97	$10.27	$9.28	$7.58	$11.55
Income from investment operations:
Net investment income	0.04		0.20	0.17	0.13	0.14	0.10
Net realized and unrealized gain (loss)	0.75		1.02	(0.26)	1.00	1.78	(3.57)

Total from investment operations	0.79		1.22	(0.09)	1.13	1.92	(3.47)

Less distributions:
Net investment income	—		(0.20)	(0.17)	(0.12)	(0.14)	(0.11)
Realized gains	—		(0.09)	(0.04)	(0.02)	(0.08)	(0.39)

Total distributions	—		(0.29)	(0.21)	(0.14)	(0.22)	(0.50)

Net Asset Value, end of period	$11.69		$10.90	$9.97	$10.27	$9.28	$7.58

Total return	7.25	%††	12.24%	(0.85)%	12.25%	25.40%	(29.90)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.20	%†	0.14%	0.14%	0.16%	0.19%	0.21%
Expenses net of reimbursements/waivers, if any	0.20	%†	0.14%	0.14%	0.14%	0.18%	0.15%
Net Investment Income before reimbursements/waivers	0.26	%†	1.85%	1.71%	1.77%	2.03%	1.17%
Net Investment Income net of reimbursements/waivers, if any	0.26	%†	1.85%	1.71%	1.77%	2.04%	1.22%
Supplemental Data:
Net assets, end of period (000)	$72,260		$383,446	$301,275	$267,155	$146,397	$81,317
Portfolio turnover	6	%††	5%	15%	7%	5%	11%

	Milestone 2025 TM Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$11.35
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain	0.33

Total from investment operations	0.35

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$11.70

Total return	3.08	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.13	%†
Expenses net of reimbursements/waivers, if any	0.13	%†
Net Investment Income before reimbursements/waivers	0.41	%†
Net Investment Income net of reimbursements/waivers, if any	0.41	%†
Supplemental Data:
Net assets, end of period (000)	$381,826
Portfolio turnover	6	%††

*	Commencement of operations
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2030 Investor M Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$11.03		$10.00	$10.34	$9.26	$7.45	$11.75
Income from investment operations:
Net investment income	0.02		0.20	0.17	0.12	0.13	0.08
Net realized and unrealized gain (loss)	0.90		1.13	(0.32)	1.09	1.90	(3.92)

Total from investment operations	0.92		1.33	(0.15)	1.21	2.03	(3.84)

Less distributions:
Net investment income	—		(0.20)	(0.17)	(0.12)	(0.13)	(0.09)
Realized gains	—		(0.10)	(0.02)	(0.01)	(0.09)	(0.37)

Total distributions	—		(0.30)	(0.19)	(0.13)	(0.22)	(0.46)

Net Asset Value, end of period	$11.95		$11.03	$10.00	$10.34	$9.26	$7.45

Total return	8.34	%††	13.28%	(1.46)%	13.11%	27.33%	(32.54)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.21	%†	0.14%	0.15%	0.16%	0.20%	0.23%
Expenses net of reimbursements/waivers, if any	0.21	%†	0.14%	0.15%	0.16%	0.19%	0.16%
Net Investment Income before reimbursements/waivers	0.12	%†	1.81%	1.65%	1.53%	1.89%	1.01%
Net Investment Income net of reimbursements/waivers, if any	0.12	%†	1.81%	1.65%	1.53%	1.90%	1.07%
Supplemental Data:
Net assets, end of period (000)	$60,154		$305,077	$236,452	$211,155	$121,219	$66,183
Portfolio turnover	6	%††	5%	14%	7%	4%	10%

	Milestone 2030 TM Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$11.54
Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain	0.41

Total from investment operations	0.42

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$11.96

Total return	3.64	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.14	%†
Expenses net of reimbursements/waivers, if any	0.14	%†
Net Investment Income before reimbursements/waivers	0.27	%†
Net Investment Income net of reimbursements/waivers, if any	0.27	%†
Supplemental Data:
Net assets, end of period (000)	$298,283
Portfolio turnover	6	%††

*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2035 Investor M Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$10.99		$9.86	$10.28	$9.10	$7.21	$11.83
Income from investment operations:
Net investment income	0.00	#	0.20	0.16	0.10	0.13	0.08
Net realized and unrealized gain (loss)	1.04		1.23	(0.39)	1.20	1.98	(4.23)

Total from investment operations	1.04		1.43	(0.23)	1.30	2.11	(4.15)

Less distributions:
Net investment income	—		(0.20)	(0.16)	(0.10)	(0.13)	(0.08)
Realized gains	—		(0.10)	(0.03)	(0.02)	(0.09)	(0.39)

Total distributions	—		(0.30)	(0.19)	(0.12)	(0.22)	(0.47)

Net Asset Value, end of period	$12.03		$10.99	$9.86	$10.28	$9.10	$7.21

Total return	9.46	%††	14.47%	(2.24)%	14.33%	29.22%	(34.91)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.23	%†	0.15%	0.17%	0.19%	0.25%	0.31%
Expenses net of reimbursements/waivers, if any	0.23	%†	0.15%	0.17%	0.19%	0.22%	0.19%
Net Investment Income before reimbursements/waivers	0.00	%**†	1.78%	1.62%	1.35%	1.92%	0.90%
Net Investment Income net of reimbursements/waivers, if any	0.00	%**†	1.78%	1.62%	1.35%	1.95%	1.03%
Supplemental Data:
Net assets, end of period (000)	$45,883		$202,649	$150,472	$133,121	$76,875	$37,375
Portfolio turnover	7	%††	5%	13%	7%	4%	9%

	Milestone 2035 TM Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$11.55
Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain	0.48

Total from investment operations	0.49

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$12.04

Total return	4.24	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15	%†
Expenses net of reimbursements/waivers, if any	0.15	%†
Net Investment Income before reimbursements/waivers	0.17	%†
Net Investment Income net of reimbursements/waivers, if any	0.17	%†
Supplemental Data:
Net assets, end of period (000)	$196,921
Portfolio turnover	7	%††

#	Rounds to less than $0.01
*	Commencement of operations
**	Rounds to less than 0.01%
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2040 Investor M Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,
			2012	2011	2010	2009	2008
Net Asset Value, beginning of period	$11.16		$9.86	$10.30	$9.07	$7.10	$11.85
Income from investment operations:
Net investment income	0.00	#	0.20	0.17	0.10	0.13	0.08
Net realized and unrealized gain (loss)	1.14		1.31	(0.44)	1.25	2.05	(4.38)

Total from investment operations	1.14		1.51	(0.27)	1.35	2.18	(4.30)

Less distributions:
Net investment income	—		(0.19)	(0.17)	(0.10)	(0.13)	(0.08)
Realized gains	—		(0.02)	—	(0.02)	(0.08)	(0.37)

Total distributions	—		(0.21)	(0.17)	(0.12)	(0.21)	(0.45)

Net Asset Value, end of period	$12.30		$11.16	$9.86	$10.30	$9.07	$7.10

Total return	10.22	%††	15.33%	(2.61)%	14.91%	30.70%	(36.13)%
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.23	%†	0.16%	0.17%	0.18%	0.23%	0.32%
Expenses net of reimbursements/waivers, if any	0.23	%†	0.16%	0.17%	0.18%	0.21%	0.19%
Net Investment income (loss) before reimbursements/waivers	(0.05	)%†	1.77%	1.67%	1.20%	2.05%	0.92%
Net Investment Income (Loss) net of reimbursements/waivers, if any	(0.05	)%†	1.77%	1.67%	1.20%	2.06%	1.05%
Supplemental Data:
Net assets, end of period (000)	$42,735		$197,376	$146,032	$132,306	$91,348	$38,001
Portfolio turnover	6	%††	4%	14%	21%	4%	11%

	Milestone 2040 TM Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$11.77
Income from investment operations:
Net investment income	0.00	#
Net realized and unrealized gain	0.54

Total from investment operations	0.54

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$12.31

Total return	4.59	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.15	%†
Expenses net of reimbursements/waivers, if any	0.15	%†
Net Investment Income before reimbursements/waivers	0.12	%†
Net Investment Income net of reimbursements/waivers, if any	0.12	%†
Supplemental Data:
Net assets, end of period (000)	$194,134
Portfolio turnover	6	%††

#	Rounds to less than $0.01
*	Commencement of operations
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2045 Investor M Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Year Ended December 31,		For the Period from January 4, 2010* to December 31, 2010
			2012	2011
Net Asset Value, beginning of period	$11.99		$10.71	$11.33	$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		0.22	0.17	0.10
Net realized and unrealized gain (loss)	1.28		1.43	(0.49)	1.36

Total from investment operations	1.26		1.65	(0.32)	1.46

Less distributions:
Net investment income	—		(0.22)	(0.17)	(0.10)
Realized gains	—		(0.15)	(0.13)	(0.03)

Total distributions	—		(0.37)	(0.30)	(0.13)

Net Asset Value, end of period	$13.25		$11.99	$10.71	$11.33

Total return	10.51	%††	15.49%	(2.81)%	14.62	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.34	%†	0.25%	0.36%	0.87	%†
Expenses net of reimbursements/waivers, if any	0.34	%†	0.25%	0.35%	0.34	%†
Net Investment income (loss) before reimbursements/waivers	(0.16	)%†	1.91%	1.68%	1.67	%†
Net Investment Income (Loss) net of reimbursements/waivers, if any	(0.16	)%†	1.91%	1.69%	2.19	%†
Supplemental Data:
Net assets, end of period (000)	$18,033		$53,824	$33,434	$22,363
Portfolio turnover	9	%††	18%	14%	8	%††

	Milestone 2045 TM Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$12.66
Income from investment operations:
Net investment income	0.00	#
Net realized and unrealized gain	0.60

Total from investment operations	0.60

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$13.26

Total return	4.74	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	0.23	%†
Expenses net of reimbursements/waivers, if any	0.23	%†
Net Investment Income before reimbursements/waivers	0.04	%†
Net Investment Income net of reimbursements/waivers, if any	0.04	%†
Supplemental Data:
Net assets, end of period (000)	$51,990
Portfolio turnover	9	%††

*	Commencement of operations
#	Rounds to less than $0.01
††	Not annualized
†	Annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

Financial Highlights

(For a share outstanding throughout each period)

	Milestone 2050 Investor M Shares
	For the Period January 1, 2013 to June 30, 2013 (Unaudited)		For the Period from September 10, 2012* to December 31, 2012
Net Asset Value, beginning of period	$10.25		$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		0.02
Net realized and unrealized gain	1.09		0.25

Total from investment operations	1.07		0.27

Less distributions:
Net investment income	—		(0.02)
Realized gains	—		—

Total distributions	—		(0.02)

Net Asset Value, end of period	$11.32		$10.25

Total return	10.44	%††	2.66	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	1.18	%†	9.98	%†
Expenses net of reimbursements/waivers, if any	0.50	%†	0.36	%†
Net Investment Loss before reimbursements/waivers	(0.98	)%†	(6.43	)%†
Net Investment Income (Loss) net of reimbursements/waivers, if any	(0.29	)%†	3.19	%†
Supplemental Data:
Net assets, end of period (000)	$4,394		$6,769
Portfolio turnover	19	%††	1	%††

	Milestone 2050 TM Shares
	For the Period from March 1, 2013* to June 30, 2013 (Unaudited)
Net Asset Value, beginning of period	$10.83
Income from investment operations:
Net investment income	0.00	#
Net realized and unrealized gain	0.50

Total from investment operations	0.50

Less distributions:
Net investment income	—
Realized gains	—

Total distributions	—

Net Asset Value, end of period	$11.33

Total return	4.62	%††
Ratios to Average Net Assets:
Expenses before reimbursements/waivers	1.11	%†
Expenses net of reimbursements/waivers, if any	0.37	%†
Net Investment Loss before reimbursements/waivers	(0.83	)%†
Net Investment Loss net of reimbursements/waivers, if any	(0.09	)%†
Supplemental Data:
Net assets, end of period (000)	$6,946
Portfolio turnover	19	%††

*	Commencement of operations
#	Rounds to less than $0.01
†	Annualized
††	Not annualized

See Notes to Financial Statements

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Organization

The Vantagepoint Funds (the “Company”) was organized as a Delaware statutory trust on July 28, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company consisted of the following series on June 30, 2013:

The “Actively Managed Funds”:	The “Index Funds”:
Low Duration Bond Fund	Core Bond Index Fund
Inflation Protected Securities Fund	500 Stock Index Fund
Equity Income Fund	Broad Market Index Fund
Growth & Income Fund	Mid/Small Company Index Fund
Growth Fund	Overseas Equity Index Fund
Select Value Fund
Aggressive Opportunities Fund
Discovery Fund
International Fund
Diversifying Strategies Fund

The “Milestone Funds”:	The “Model Portfolio Funds”:
Milestone Retirement Income Fund	Model Portfolio Conservative Growth Fund
Milestone 2010 Fund	Model Portfolio Traditional Growth Fund
Milestone 2015 Fund	Model Portfolio Long-Term Growth Fund
Milestone 2020 Fund	Model Portfolio All-Equity Growth Fund
Milestone 2025 Fund
Milestone 2030 Fund
Milestone 2035 Fund
Milestone 2040 Fund
Milestone 2045 Fund
Milestone 2050 Fund

Through February 28, 2013, each Fund, other than the Index Funds, only offered a single share class, and the Index Funds only offered two share classes: Class I and Class II Shares. Beginning March 1, 2013, the outstanding shares of the Actively Managed Funds (other than the Diversifying Strategies Fund) were renamed “Investor Shares,” the outstanding shares of the Model Portfolio Funds and Milestone Funds were renamed “Investor M Shares,” and the outstanding shares of the Diversifying Strategies Fund were renamed “T Shares.” In addition, beginning March 1, 2013, the Index Funds and the Actively Managed Funds (other than the Diversifying Strategies Fund) each offer a new share class, called “T Shares,” and the Model Portfolio Funds and Milestone Funds each offer a new share class, called “TM Shares.”

In addition, at a meeting held on January 18, 2013, VIA recommended and the Board approved the liquidation and termination of the Model Portfolio Savings Oriented Fund. This liquidation and termination occurred on March 22, 2013.

The Model Portfolio Funds Structure

As of June 30, 2013, the Model Portfolio Funds invest in a combination of other Vantagepoint Funds and one or more third party exchange-traded funds (“ETFs” and together with other Vantagepoint Funds “underlying funds”). Subject to the supervision of the Company’s Board of Directors (“Board”), Vantagepoint Investment Advisers, LLC (“VIA” or the “Adviser”) may make changes to the underlying fund allocations for the Model Portfolios based on its periodic analysis to identify the allocation of assets among the different underlying fund allocations for the Model Portfolio Funds that it believes is appropriate for each Model Portfolio Fund. Each Model Portfolio Fund has a different degree of potential risk and reward and is diversified among various underlying funds in differing allocations.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

The underlying funds of each Model Portfolio Fund and the target investment allocation to each underlying fund as of June 30, 2013 were as follows:

	Model Portfolio Funds
Fund	Conservative Growth	Traditional Growth	Long- Term Growth	All-Equity Growth
Fixed Income—%
Low Duration Bond	19.00%	8.00%	0.00%	0.00%
Core Bond Index	12.00%	13.00%	13.00%	0.00%
Inflation Protected Securities	10.00%	4.00%	0.00%	0.00%

Total Fixed Income—%	41.00%	25.00%	13.00%	0.00%

Equity—%
Equity Income	11.00%	12.00%	13.00%	18.00%
Growth & Income	9.00%	12.00%	13.00%	17.00%
Growth	6.00%	10.00%	11.50%	17.00%
Select Value	3.00%	5.50%	8.50%	9.50%
Aggressive Opportunities	3.00%	5.50%	8.50%	9.50%
Discovery	0.00%	3.00%	4.50%	9.00%
International	7.00%	11.00%	14.00%	17.00%
Third Party Emerging Markets ETF	1.00%	1.00%	2.00%	3.00%

Total Equity—%	40.00%	60.00%	75.00%	100.00%

Multi-Strategy—%
Diversifying Strategies	19.00%	15.00%	12.00%	0.00%

Total Multi-Strategy—%	19.00%	15.00%	12.00%	0.00%

Total—%	100.00%	100.00%	100.00%	100.00%

The Milestone Funds Structure

As of June 30, 2013, the Milestone Funds invest entirely in underlying funds. Subject to the supervision of the Board, VIA may make changes to the underlying fund allocations for the Milestone Funds based on its periodic analysis to identify the allocation of assets among the different underlying funds that it believes is appropriate for each Milestone Fund. Each Milestone Fund invests in a combination of underlying funds that is believed to be appropriate for investors who expect to begin making gradual withdrawals from the Milestone Fund, typically at or after retirement, in or around the year stated in the Milestone Fund’s name, except for the Milestone Retirement Income Fund. VIA adjusts the asset allocation of each “dated” Milestone Fund to become more conservative over time until the Milestone Fund achieves a constant asset allocation approximately ten years after the year designated in its name. The Milestone 2045 and the Milestone 2050 Fund have not yet been adjusted because of their long remaining time horizon. Each Milestone Fund has a different degree of potential risk and reward and is diversified among various

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

underlying funds in differing allocations. The underlying funds of each Milestone Fund and the target investment allocation to each underlying fund as of June 30, 2013, were as follows:

	Milestone Funds
Fund	Retirement Income	2010	2015	2020	2025
Fixed Income—%
Low Duration Bond	31.00%	16.68%	12.00%	8.01%	4.13%
Core Bond Index	9.00%	6.58%	8.61%	12.89%	14.00%
Inflation Protected Securities	15.00%	15.00%	11.25%	3.75%	0.00%

Total Fixed Income—%	55.00%	38.26%	31.86%	24.65%	18.13%

Equity—%
Equity Income	10.00%	17.33%	19.04%	20.38%	22.45%
Growth & Income	10.00%	11.00%	11.03%	11.39%	12.48%
Growth	0.00%	6.50%	7.52%	8.00%	8.98%
Mid/Small Company	0.00%	0.00%	3.37%	7.98%	10.48%
International	4.00%	7.78%	8.80%	9.97%	11.73%
Third Party Emerging Markets ETF	1.00%	1.00%	1.50%	2.00%	2.00%

Total Equity—%	25.00%	43.61%	51.26%	59.72%	68.12%

Multi-Strategy—%
Diversifying Strategies	20.00%	18.13%	16.88%	15.63%	13.75%

Total Multi-Strategy—%	20.00%	18.13%	16.88%	15.63%	13.75%

Total—%	100.00%	100.00%	100.00%	100.00%	100.00%

	Milestone Funds
Fund	2030	2035	2040	2045	2050
Fixed Income—%
Low Duration Bond	1.63%	0.56%	0.00%	0.00%	0.00%
Core Bond Index	10.61%	6.59%	5.00%	5.00%	5.00%
Inflation Protected Securities	0.00%	0.00%	0.00%	0.00%	0.00%

Total Fixed Income—%	12.24%	7.15%	5.00%	5.00%	5.00%

Equity—%
Equity Income	23.92%	25.32%	26.72%	27.40%	27.40%
Growth & Income	13.77%	14.67%	15.52%	16.00%	16.00%
Growth	10.08%	11.35%	12.31%	12.60%	12.60%
Mid/Small Company Index	13.29%	16.87%	19.45%	20.00%	20.00%
International	13.45%	14.14%	15.50%	16.00%	16.00%
Third Party Emerging Markets ETF	2.00%	3.00%	3.00%	3.00%	3.00%

Total Equity—%	76.51%	85.35%	92.50%	95.00%	95.00%

Multi-Strategy—%
Diversifying Strategies	11.25%	7.50%	2.50%	0.00%	0.00%

Total Multi-Strategy—%	11.25%	7.50%	2.50%	0.00%	0.00%

Total—%	100.00%	100.00%	100.00%	100.00%	100.00%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Since the Model Portfolio Funds and Milestone Funds invested entirely in underlying funds during the six month period ended June 30, 2013, investment earnings for this period are composed of:

1.	ordinary and capital gain dividends from the underlying funds,

2.	unrealized appreciation/depreciation on investments in the underlying funds, and

3.	realized gain/loss from sales of the shares of the underlying funds triggered by net outflows associated with normal capital stock activity and rebalancing of the Model Portfolio Funds and Milestone Funds.

2.	Significant Accounting Policies

The Company’s significant accounting policies are consistently applied in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Management makes estimates and assumptions in the preparation of financial statements that affect the reported amounts of assets and liabilities, including the disclosure of contingent assets and liabilities at the date of the financial statements as well as changes in net assets resulting from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

Fair Value Measurements

The Board has established procedures for valuing portfolio securities and other assets (the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or otherwise reliable) for a particular security or other asset, a Fund must use the fair value of the asset, as determined in good faith by the Board (or its appointee). The Valuation Procedures include guidelines for making fair value determinations (the “Guidelines”). The Board has appointed a pricing committee (the “Pricing Committee”) for the purpose of implementing the Guidelines. The Pricing Committee includes representatives from VIA and officers of the Company. When applicable under the Valuation Procedures, the Pricing Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available (or otherwise reliable), based on the Guidelines, and reports such determinations to the Board.

The types of securities or other assets for which such fair value pricing may be necessary include, but are not limited to: certain foreign securities, securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale; and certain derivatives. The need to fair value a Fund’s portfolio securities or other assets may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small cap securities. Securities or other assets may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a Fund calculates its NAV because an event has occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation.

In making a fair value determination for a given security or asset, the Pricing Committee considers one or more of the following factors regarding the security or other asset, as appropriate: fundamental analytical data relating to the investment in the security; nature and duration of any restriction on the disposition of the security; evaluation of the forces that influence the market in which the security is purchased and sold; type of security or asset; financial statements of issuer; cost at date of purchase; size of holding; discount from market value of unrestricted securities of the same class at the time of purchase; special reports prepared by analysts; information as to any transactions or offers with respect to the security or asset; existence of merger proposals or tender offers affecting the security or asset; price and extent of public trading in similar securities or other instruments of the issuer or comparable companies and other relevant matters; most recent closing market prices; existence of shelf registration for restricted securities; existence of any undertaking to register the security; other acceptable methods of valuing securities or other assets based on: (a) multiple earnings; (b) a discount from market of a similar freely traded security or other instrument; (c) yield to maturity with respect to debt issues; or (d) a combination of these methods; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities or other instruments traded on other markets, exchanges, or among dealers; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

pronouncements; other news events and factors; with respect to securities or other instruments traded on foreign markets: (a) the value of foreign securities traded on other foreign markets; (b) ADR trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) the trading prices of financial products that are tied to baskets of foreign securities or other assets; with respect to an emergency or other unusual situation, an evaluation of (a) the nature and duration of the event; (b) the forces influencing the operation of the financial markets; (c) the factors relating to the event that precipitated the problem; (d) whether the event is likely to recur; (e) whether the effects of the event are isolated or whether they affect entire markets, countries, or regions; quotations obtained from one or more broker-dealers of the prices at which they would be willing to buy the security or other asset; and Black-Scholes model for valuing rights, warrants and financial contracts (and similarly structured instruments).

The Pricing Committee reviews its previous fair value determinations on a monthly basis or more frequently as necessary. Fair value processes and controls, and fair value determinations, are subject to review by the Chief Compliance Officer of the Company and by the Board.

Valuing securities or other assets at fair value involves greater reliance on judgment than valuing securities that have readily available (and otherwise reliable) market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security or instrument if it were to sell the security or other asset at approximately the time at which the Fund determines its NAV per share. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Company adopted FASB ASC 820, Fair Value Measurements and Disclosures, effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3	—	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments include the probability of default, loss severity in the event of default, increases in market interest rates, downgrades to the issuer’s credit rating, potential for insolvency, government actions or pronouncements, and other financial and non-financial news. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the inputs used for fair valuations are accompanied by directionally similar changes in the assumption used for fair valuation determinations.

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

which the security is primarily traded, and are categorized as Level 1 in the fair value hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the fair value hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the fair value hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the fair value hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the fair value hierarchy. Short-term debt instruments, such as commercial paper, bankers’ acceptances, and U.S. Treasury Bills, with a remaining maturity of less than 60 days may be valued at amortized cost and are generally categorized as Level 2 in the fair value hierarchy. Prices for debt instruments normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the fair value hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 or Level 3 in the fair value hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with the Guidelines and is generally categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the fair value hierarchy.

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the fair value hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the fair value hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the fair value hierarchy.

The valuation techniques used by the funds to measure fair value during the six month period ended June 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as a multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

The following is a summary of the inputs used as of June 30, 2013, in valuing each fund’s investments carried at value:

Investment Type	Level 1	Level 2	Level 3	Total
Low Duration Bond Fund
Investments in Securities:
Corporate Obligations	$—	$386,202,829	$—	$386,202,829
Floating Rate Loans	—	1,304,044	—	1,304,044
Mortgage-Backed Securities	—	30,627,055	—	30,627,055
U.S. Treasury Obligations	—	62,040,606	—	62,040,606
Government Related Obligations	—	20,068,295	—	20,068,295
Asset-Backed Securities	—	37,574,669	—	37,574,669
Money Market Funds	35,465,606	—	—	35,465,606

Total Investments in Securities	$35,465,606	$537,817,498	$—	$573,283,104

Derivative Instruments:
Assets:
Forward Currency Contracts	—	50,548	—	50,548
Futures	110,725	—	—	110,725

Total Assets	$110,725	$50,548	$—	$161,273

Liabilities:
Forward Currency Contracts	—	(89,842)	—	(89,842)

Total Liabilities	$—	$(89,842)	$—	$(89,842)

Total Derivative Instruments	$110,725	$(39,294)	$—	$71,431

Inflation Protected Securities Fund
Investments in Securities:
Corporate Obligations	$—	$8,344,780	$—	$8,344,780
Mortgage-Backed Securities	—	2,924,062	—	2,924,062
U.S. Treasury Obligations	—	549,391,992	—	549,391,992
Government Related Obligations	—	3,470,404	—	3,470,404
Asset-Backed Securities	—	2,835,335	—	2,835,335
Purchased Options	316,500	—	—	316,500
Certificates of Deposits	—	701,400	—	701,400
Money Market Funds	7,783,100	—	—	7,783,100

Total Investments in Securities	$8,099,600	$567,667,973	$—	$575,767,573

Derivative Instruments:
Assets:
Swap Agreements	—	24,935	—	24,935
Futures	389,661	—	—	389,661

Total Assets	$389,661	$24,935	$—	$414,596

Liabilities:
Written Options	(210,000)	(635,719)	—	(845,719)
Futures	(475,894)	—	—	(475,894)
Swap Agreements	—	(363,472)	—	(363,472)

Total Liabilities	$(685,894)	$(999,191)	$—	$(1,685,085)

Total Derivative Instruments	$(296,233)	$(974,256)	$—	$(1,270,489)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Equity Income Fund
Investments in Securities:
Common Stocks	$1,987,147,018	$6,243,372	$—	$1,993,390,390
Convertible Preferred Stocks	—	4,756,913	—	4,756,913
Money Market Funds	178,900,846	—	—	178,900,846

Total Investments in Securities	$2,166,047,864	$11,000,285	$—	$2,177,048,149

Growth & Income Fund
Investments in Securities:
Common Stocks	$1,357,215,845	$2,225,693	$—	$1,359,441,538
Money Market Funds	71,230,899	—	—	71,230,899

Total Investments in Securities	$1,428,446,744	$2,225,693	$—	$1,430,672,437

Growth Fund
Investments in Securities:
Common Stocks	$1,939,949,042	$—	$—	$1,939,949,042
Money Market Funds	90,713,448	—	—	90,713,448

Total Investments in Securities	$2,030,662,490	$—	$—	$2,030,662,490

Select Value Fund
Investments in Securities:
Common Stocks	$397,216,481	$—	$—	$397,216,481
Money Market Funds	18,741,669	—	—	18,741,669

Total Investments in Securities	$415,958,150	$—	$—	$415,958,150

Aggressive Opportunities Fund
Investments in Securities:
Common Stocks	$1,030,046,380	$7,862,184	$—	$1,037,908,564
Money Market Funds	82,706,208	—	—	82,706,208

Total Investments in Securities	$1,112,752,588	$7,862,184	$—	$1,120,614,772

Discovery Fund
Investments in Securities:
Common Stocks	$108,575,395	$2,609,725	$—	$111,185,120
Corporate Obligations	—	59,206,056	—	59,206,056
Mortgage-Backed Securities	—	6,714,716	—	6,714,716
Convertible Debt Obligations	—	1,196	—	1,196
U.S. Treasury Obligations	—	30,848,733	—	30,848,733
Government Related Obligations	—	6,891,513	—	6,891,513
Asset-Backed Securities	—	7,318,065	—	7,318,065
Warrants	—	13,944	—	13,944
Money Market Funds	24,009,733	—	—	24,009,733

Total Investments in Securities	$132,585,128	$113,603,948	$—	$246,189,076

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Derivative Instruments:
Assets:
Forward Currency Contracts	$—	$15,752	$—	$15,752

Total Assets	$—	$15,752	$—	$15,752

Liabilities:
Futures	(1,056,057)	—	—	(1,056,057)
Forward Currency Contracts	—	(14,458)	—	(14,458)

Total Liabilities	$(1,056,057)	$(14,458)	$—	$(1,070,515)

Total Derivative Instruments	$(1,056,057)	$1,294	$—	$(1,054,763)

International Fund
Investments in Securities:
Common Stocks	$129,701,395	$1,041,387,879	$—	$1,171,089,274
Preferred Stocks	—	7,871,025	—	7,871,025
Money Market Funds	72,447,832	—	—	72,447,832

Total Investments in Securities	$202,149,227	$1,049,258,904	$—	$1,251,408,131

Derivative Instruments:
Assets:
Forward Currency Contracts	—	1,180,281	—	1,180,281

Total Assets	$—	$1,180,281	$—	$1,180,281

Liabilities:
Forward Currency Contracts	—	(126,842)	—	(126,842)

Total Liabilities	$—	$(126,842)	$—	$(126,842)

Total Derivative Instruments	$—	$1,053,439	$—	$1,053,439

Diversifying Strategies Fund
Investments in Securities:
Common Stocks	$13,658,680	$14,968,354	$—	$28,627,034
Convertible Preferred Stocks	11,608,156	5,895,674	—	17,503,830
Corporate Obligations	—	343,594,204	—	343,594,204
Floating Rate Loans	—	1,192,872	—	1,192,872
Mortgage-Backed Securities	—	52,629,881	—	52,629,881
Convertible Debt Obligations	—	344,144,718	—	344,144,718
U.S. Treasury Obligations	—	100,289,418	—	100,289,418
Government Related Obligations	—	22,060,886	—	22,060,886
Asset-Backed Securities	—	48,632,859	—	48,632,859
Purchased Options	1,042,031	106,118	—	1,148,149
Commercial Paper	—	824,076	—	824,076
Money Market Funds	36,316,200	—	—	36,316,200

Total Investments in Securities	$62,625,067	$934,339,060	$—	$996,964,127

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Derivative Instruments:
Assets:
Forward Currency Contracts	$—	$380,716	$—	$380,716
Futures	846,172	—	—	846,172

Total Assets	$846,172	$380,716	$—	$1,226,888

Liabilities:
Purchased Option on Euro-Bund Future	(29,547)	—	—	(29,547)
Written Options	—	(96,019)	—	(96,019)
Futures	(1,133,238)	—	—	(1,133,238)
Forward Currency Contracts	—	(292,126)	—	(292,126)

Total Liabilities	$(1,162,785)	$(388,145)	$—	$(1,550,930)

Total Derivative Instruments	$(316,613)	$(7,429)	$—	$(324,042)

Core Bond Index Fund
Investments in Securities:
Corporate Obligations	$—	$271,922,435	$—	$271,922,435
Mortgage-Backed Securities	—	387,814,152	—	387,814,152
U.S. Treasury Obligations	—	446,844,760	—	446,844,760
Government Related Obligations	—	125,190,343	—	125,190,343
Asset-Backed Securities	—	4,915,854	—	4,915,854
Money Market Funds	114,453,214	—	—	114,453,214

Total Investments in Securities	$114,453,214	$1,236,687,544	$—	$1,351,140,758

500 Stock Index Fund
Investments in Securities:
Common Stocks	$562,228,201	$—	$—	$562,228,201
U.S. Treasury Obligations	—	244,992	—	244,992
Money Market Funds	26,191,677	—	—	26,191,677

Total Investments in Securities	$588,419,878	$244,992	$—	$588,664,870

Derivative Instruments:
Assets:
Futures	42,797	—	—	42,797

Total Assets	$42,797	$—	$—	$42,797

Total Derivative Instruments	$42,797	$—	$—	$42,797

Broad Market Index Fund
Investments in Securities:
Common Stocks	$621,116,447	$—	$—	$621,116,447
U.S. Treasury Obligations	—	214,994	—	214,994
Rights	—	—	—	—
Warrants	—	—	—	—
Money Market Funds	11,360,910	—	—	11,360,910

Total Investments in Securities	$632,477,357	$214,994	$—	$632,692,351

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Investment Type	Level 1	Level 2	Level 3	Total
Derivative Instruments:
Assets:
Futures	$3,084	$—	$—	$3,084

Total Assets	$3,084	$—	$—	$3,084

Liabilities:
Futures	(18,009)	—	—	(18,009)

Total Liabilities	$(18,009)	$—	$—	$(18,009)

Total Derivative Instruments	$(14,925)	$—	$—	$(14,925)

Mid/Small Company Index Fund
Investments in Securities:
Common Stocks	$571,045,962	$—	$—	$571,045,962
U.S. Treasury Obligations	—	474,986	—	474,986
Rights	—	—	—	—
Warrants	—	—	—	—
Money Market Funds	46,461,107	—	—	46,461,107

Total Investments in Securities	$617,507,069	$474,986	$—	$617,982,055

Derivative Instruments:
Assets:
Futures	42,739	—	—	42,739

Total Assets	$42,739	$—	$—	$42,739

Total Derivative Instruments	$42,739	$—	$—	$42,739

Overseas Equity Index Fund
Investments in Securities:
Common Stocks	$15,120	$240,604,002	$—	$240,619,122
Preferred Stocks	—	1,482,343	—	1,482,343
U.S. Treasury Obligations	—	184,994	—	184,994
Rights	—	15,704	—	15,704
Money Market Funds	13,340,108	—	—	13,340,108

Total Investments in Securities	$13,355,228	$242,287,043	$—	$255,642,271

Derivative Instruments:
Assets:
Forward Currency Contracts	—	55,549	—	55,549
Futures	23,663	—	—	23,663

Total Assets	$23,663	$55,549	$—	$79,212

Liabilities:
Futures	(9,556)	—	—	(9,556)
Forward Currency Contracts	—	(191,244)	—	(191,244)

Total Liabilities	$(9,556)	$(191,244)	$—	$(200,800)

Total Derivative Instruments	$14,107	$(135,695)	$—	$(121,588)

See Schedule of Investments for identification of securities by industry classification.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

As of June 30, 2013 the funds did not hold any significant investments in Level 3. Additionally, there were no transfers in and out of Levels 1 and 2.

When Issued Securities

The funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of the securities is subject to market fluctuation beginning on the purchase commitment date. Typically, no income accrues on securities that a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has segregated to cover these positions.

To Be Announced (“TBA”) Securities

A TBA is a forward mortgage-backed securities trade. Pass-through securities issued by Freddie Mac, Fannie Mae and Ginnie Mae trade in the TBA market. The term TBA is derived from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made. The securities are “to be announced” 48 hours prior to the established trade settlement date. The fund also relies on the seller to complete the transaction. The seller’s failure to do so may cause a fund to miss a price or yield considered advantageous to the fund, and a fund bears the risk of loss in the event of the default or bankruptcy of the seller.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. Dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot exchange rates provided as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

AUD	— Australian Dollar	JPY	— Japanese Yen
BRL	— Brazilian Real	MXN	— Mexican Peso
CAD	— Canadian Dollar	NOK	— Norwegian Krona
CHF	— Swiss Franc	NZD	— New Zealand Dollar
EUR	— European Monetary Unit	SEK	— Swedish Krona
GBP	— British Pound	USD	— U.S. Dollar

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Purchased options on Euro-Bund futures trade on foreign exchanges and are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value. There is no premium paid at the time of purchase. These options are generally categorized as Level 1 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Non-exchange traded (i.e., over-the-counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	— Chicago Board of Trade Exchange	MFM	— Meff Renta Variable Exchange
CME	— Chicago Mercantile Exchange	MIL	— Milan Stock Exchange
EOE	— Dutch Options Exchange	MSE	— Montreal Exchange
EOP	— NYSE — Liffe Exchange	NYF	— New York Futures Exchange
EUX	— Eurex Deutschland Exchange	SFE	— Sydney Futures Exchange
HKG	— Hong Kong Futures Exchange	SGX	— Singapore Exchange
LIF	— Liffe Exchange	TSE	— Tokyo Stock Exchange

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at its fair value in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Security Transactions and Income Recognition

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized for both financial reporting and tax purposes, except for the Core Bond Index Fund, which does not amortize bond premium for tax purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income.

Dividends and Distributions to Shareholders

Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/(loss). Dividends from net investment income, if any, are declared and paid monthly to shareholders of the Core Bond Index, Low Duration Bond, and Inflation Protected Securities Funds. For the remaining funds, dividends from net investment income, if any, are declared and paid annually to shareholders. Distributions from net realized capital gains, if any, are generally declared and paid annually to shareholders. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on investment securities, and differing characterizations of distributions being made by each fund.

Certain differences are permanent, and result in reclassifications among paid-in capital, net investment income or realized gains. These may include net operating losses not utilized during the current year, commission adjustments, pay-down gains and losses, bond premium amortization, foreign currency gains and losses, treasury inflation-protected securities adjustments, taxable over-distributions or returns of capital, distribution reclassifications, and adjustments relating to income received from, or dispositions of, swaps, securities with special dividends, or any real estate investment trust, passive foreign investment company, publicly traded partnership, contingent payment debt instruments, and mutual fund company securities. These reclassifications have no effect on net assets or net asset values per share, and they do not affect the net investment income per share calculations presented in the Financial Highlights.

Federal Income Taxes

Each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal tax purposes. Accordingly, each fund intends to make distributions of substantially all of its net investment company taxable income and any net realized capital gains (after reduction for capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Any taxable income or gains remaining at fiscal year-end are distributed in the following year. Therefore, no provision for federal income or excise taxes was required.

The FASB issued Interpretation ASC 740, “Income Taxes,” (“ASC 740”) which establishes guidelines for recognizing, measuring, and disclosing tax return positions in financial statements. Management has evaluated the Company’s tax positions and determined that the application of ASC 740 had no material impact on the Company’s financial statements. Accordingly, no adjustments for unrecognized tax benefits or related interest or penalties were required as of June 30, 2013. If applicable, the Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other Expenses” in the Statement of Operations. The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) changed various technical rules governing the tax treatment of regulated investment companies, which are generally effective beginning with the Company’s taxable year ending December 31, 2011. Under the Act, the funds are permitted to carry forward capital losses incurred in taxable years beginning after the enactment date indefinitely. However, any losses incurred during post-enactment taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years, which expires, according to their original schedule. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused.

Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered entirely short-term as required under prior law.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

3.	Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following table and discussion provides more detailed information about a fund’s derivative usage. The table below shows the average monthly notional balance, settlement value, or market value (as applicable) of the derivative instruments held by each fund during the reporting period.

	Low Duration Bond Fund	Inflation Protected Securities Fund	Discovery Fund	Diversifying Strategies Fund
Futures Contracts:
Average Notional Balance Long	$—	$34,563,602	$112,879,994	$61,458,253
Average Notional Balance Short	9,761,212	33,831,705	1,814,329	71,968,527

Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Deliver USD	$197,481	$—	$83,601	$78,304,055
Average Settlement Value—Receive USD	6,544,836	—	318,706	78,244,687

Exchange-Traded Options:
Average Market Value Purchased	$—	$97,071	$—	$511,804
Average Market Value Written	—	—	—	—
Average Market Value Purchased Options on Euro-Bund futures	—	—	—	716,136

Over the Counter Options:
Average Market Value Purchased	$—	$—	$—	$82,968
Average Market Value Written	—	—	—	312,301

Swaptions:
Average Notional Balance Purchased	$—	$—	$—	$—
Average Notional Balance Written	—	51,385,714	—	—

Inflation Linked Swaps
Average Notional Balance—Pays Fixed Rate	$—	$13,700,000	$—	$—
Average Notional Balance—Receives Fixed Rate	—	—	—	—

Interest Rate Swaps:
Average Notional Balance—Pays Fixed Rate	$—	$2,471,428	$—	$—
Average Notional Balance—Receives Fixed Rate	—	—	—	—

	500 Stock Index Fund	Broad Market Index Fund	Mid/Small Company Index Fund	Overseas Equity Index Fund
Futures Contracts:
Average Notional Balance Long	$8,288,502	$9,276,086	$7,449,296	$5,051,834
Average Notional Balance Short	—	—	—	—

Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Deliver USD	$—	$—	$—	$16,250,222
Average Settlement Value—Receive USD	—	—	—	12,010,769

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

International Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Deliver USD	$932,500
Average Settlement Value—Receive USD	11,679,305

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar).

Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index.

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*	*	*
Growth & Income			*	*	*
Growth			*	*	*
Select Value			*	*	*
Aggressive Opportunities			*	*	*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the futures contract, the fund agrees to deposit an amount equal to a certain percentage of the contract notional value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses are a component of net realized gain (loss) on futures in the Statement of Operations.

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

is designed to closely track (valuation risk); the risk that the fund may lose substantially more than the amount invested and that the fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk).

During the six month period ended June 30, 2013, the following funds purchased and/or sold futures contracts: Low Duration Bond Fund, Inflation Protected Securities Fund, Discovery Fund, Diversifying Strategies Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund, and Overseas Equity Index Fund.

As of June 30, 2013, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Sold
47	CBT	U.S. 5 Year Treasury Note	September 2013	$5,689,203	$110,725

Inflation Protected Securities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
191	CBT	U.S. 10 Year Treasury Note	September 2013	$24,173,437	$(475,894)
11	CBT	U.S. 5 Year Treasury Note	September 2013	1,331,516	10,365

					$(465,529)

Sold
93	CBT	U.S. 2 Year Treasury Note	September 2013	$20,460,000	$36,672
5	CBT	U.S. Long Bond	September 2013	679,219	24,272
94	CBT	U.S. Ultra Bond	September 2013	13,847,375	318,352

					$379,296

					$(86,233)

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
1,190	NYF	E-MINI Russell 2000 Index	September 2013	$115,989,300	$(1,056,057)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Diversifying Strategies Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
25	EOE	Amsterdam Index	July 2013	$2,244,045	$(37,369)
40	SFE	Australian Government 10 Year Bond	September 2013	4,330,943	(103,970)
52	EUX	DAX Index	September 2013	13,480,473	(419,942)
94	LIF	FTSE 100 Index	September 2013	8,809,053	(234,053)
12	MIL	FTSE/MIB Index	September 2013	1,191,947	(64,146)
17	HKG	Hang Seng Index	July 2013	2,271,730	47,427
21	SFE	SPI 200 Index	September 2013	2,289,782	(2,766)
18	TSE	TOPIX Index	September 2013	2,052,632	110,963
96	CBT	U.S. 10 Year Treasury Note	September 2013	12,150,000	(249,473)

					$(953,329)

Sold
181	SGX	10 Year Mini-JGB	September 2013	$26,025,822	$74,960
86	EOP	CAC40 10 Euro Future	July 2013	4,180,470	22,940
56	MSE	Canadian Government 10 Year Bond	September 2013	6,997,205	262,513
57	CME	E-MINI S&P 500 Index	September 2013	4,558,005	83,835
65	EUX	Euro-Bund Futures	September 2013	11,973,618	33,672
25	MFM	IBEX 35 Index	July 2013	2,495,556	115,467
23	MSE	S&P/TSX 60 Index	September 2013	3,030,218	(21,519)
24	CBT	U.S. 5 Year Treasury Note	September 2013	2,905,125	56,567
5	LIF	UK Gilt Long Bond	September 2013	850,972	37,828

					$666,263

					$(287,066)

500 Stock Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
85	CME	E-MINI S&P 500 Index	September 2013	$6,797,025	$42,797

Broad Market Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
4	NYF	E-MINI Russell 2000 Index	September 2013	$389,880	$2,091
36	CME	E-MINI S&P 500 Index	September 2013	2,878,740	(18,009)
3	CME	E-MINI S&P MidCap 400 Index	September 2013	347,370	993

					$(14,925)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Mid/Small Company Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
63	NYF	E-MINI Russell 2000 Index	September 2013	$6,140,610	$25,204
45	CME	E-MINI S&P MidCap 400 Index	September 2013	5,210,550	17,535

					$42,739

Overseas Equity Index Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
23	EUX	DJ Euro STOXX 50	September 2013	$777,788	$(5,903)
7	LIF	FTSE 100 Index	September 2013	655,993	(3,653)
2	SFE	SPI 200 Index	September 2013	218,074	1,019
5	TSE	TOPIX Index	September 2013	570,176	22,644

					$14,107

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may cause the fund to experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, the risk that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund denominated in those currencies.

Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage Foreign Currency Risk	Obtain or Adjust Investment Exposure to Foreign Currencies
Low Duration Bond	*	*
Inflation Protected Securities	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward currency contracts are components of net realized gain (loss) on foreign currency transactions and change in net unrealized appreciation (depreciation) on forward currency contracts and foreign currency transactions in the Statement of Operations, respectively.

During the six month period ended June 30, 2013, the following funds purchased and/or sold forward foreign currency exchange contracts: Low Duration Bond Fund, Discovery Fund, International Fund, Diversifying Strategies Fund, and Overseas Equity Index Fund.

As of June 30, 2013, the following funds had open forward currency contracts outstanding:

Low Duration Bond Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2013	Net Unrealized Appreciation/ (Depreciation)
Purchase	Citibank NA	USD	JPY	08/02/2013	$1,382,369	$1,348,216	$(34,153)

Sale	Citibank NA	EUR	USD	07/09/2013	$441,059	$438,666	$2,393
Sale	HSBC Bank plc	GBP	USD	07/09/2013	1,053,018	1,040,278	12,740
Sale	JPMorgan Chase Bank NA	GBP	USD	08/02/2013	8,329,007	8,384,696	(55,689)
Sale	Citibank NA	JPY	USD	08/02/2013	1,383,631	1,348,216	35,415

							$(5,141)

							$(39,294)

Discovery Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2013	Net Unrealized Appreciation/ (Depreciation)
Purchase	Citibank NA	USD	JPY	08/02/2013	$585,206	$570,748	$(14,458)

Sale	Citibank NA	EUR	USD	07/09/2013	$140,039	$139,279	$760
Sale	Citibank NA	JPY	USD	08/02/2013	585,741	570,749	14,992

							$15,752

							$1,294

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

International Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2013	Net Unrealized Appreciation/ (Depreciation)
Purchase	JPMorgan Chase Bank NA	USD	AUD	07/31/2013	$1,448,656	$1,321,814	$(126,842)

Sale	JPMorgan Chase Bank NA	AUD	USD	07/31/2013	$11,033,882	$9,853,601	$1,180,281

							$1,053,439

Diversifying Strategies Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2013	Net Unrealized Appreciation/ (Depreciation)
Purchase	JPMorgan Chase Bank NA	USD	MXN	07/30/2013	$2,735,691	$2,581,058	$(154,633)
Purchase	Deutsche Bank AG	USD	NOK	07/12/2013	2,026,069	2,034,860	8,791
Purchase	Deutsche Bank AG	USD	NZD	07/12/2013	7,077,261	7,003,802	(73,459)
Purchase	Deutsche Bank AG	USD	SEK	07/12/2013	10,297,769	10,323,971	26,202

							$(193,099)

Sale	Deutsche Bank AG	AUD	USD	07/12/2013	$5,373,005	$5,276,485	$96,520
Sale	Deutsche Bank AG	CAD	USD	07/12/2013	2,678,973	2,667,701	11,272
Sale	Deutsche Bank AG	CHF	USD	07/12/2013	183,233	182,808	425
Sale	JPMorgan Chase Bank NA	EUR	USD	07/09/2013	1,733,149	1,723,424	9,725
Sale	Deutsche Bank AG	EUR	USD	07/12/2013	24,554,746	24,581,371	(26,625)
Sale	JPMorgan Chase Bank NA	GBP	USD	07/09/2013	1,610,913	1,590,835	20,078
Sale	JPMorgan Chase Bank NA	GBP	USD	08/02/2013	5,594,966	5,632,375	(37,409)
Sale	Deutsche Bank AG	GBP	USD	07/12/2013	5,822,450	5,773,641	48,809
Sale	Deutsche Bank AG	JPY	USD	07/12/2013	595,018	584,541	10,477
Sale	JPMorgan Chase Bank NA	MXN	USD	07/30/2013	2,729,475	2,581,058	148,417

							$281,689

							$88,590

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Overseas Equity Index Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at June 30, 2013	Net Unrealized Appreciation/ (Depreciation)
Purchase	Bank of America NA	USD	AUD	09/18/2013	$290,255	$286,167	$(4,088)
Purchase	Citibank NA	USD	AUD	09/18/2013	619,579	590,843	(28,736)
Purchase	Bank of America NA	USD	EUR	09/18/2013	747,891	744,328	(3,563)
Purchase	Citibank NA	USD	EUR	09/18/2013	1,679,904	1,639,991	(39,913)
Purchase	Bank of America NA	USD	GBP	09/18/2013	661,586	658,049	(3,537)
Purchase	Citibank NA	USD	GBP	09/18/2013	197,101	192,298	(4,803)
Purchase	Credit Suisse International	USD	GBP	09/18/2013	1,526,347	1,480,143	(46,204)
Purchase	Bank of America NA	USD	JPY	09/18/2013	541,745	534,114	(7,631)
Purchase	Citibank NA	USD	JPY	09/18/2013	1,236,293	1,185,682	(50,611)

							$(189,086)

Sale	Citibank NA	AUD	USD	09/18/2013	$750,782	$737,204	$13,578
Sale	Bank of America NA	EUR	USD	09/18/2013	33,114	33,074	40
Sale	Citibank NA	EUR	USD	09/18/2013	1,958,817	1,960,975	(2,158)
Sale	Citibank NA	GBP	USD	09/18/2013	1,926,003	1,909,608	16,395
Sale	Citibank NA	JPY	USD	09/18/2013	1,448,226	1,422,690	25,536

							$53,391

							$(135,695)

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options, including options on Euro-Bund futures contracts, to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*		*
Growth & Income			*		*
Growth			*		*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received. Options written are reported as a liability in a fund’s Statement of Assets and Liabilities.

Purchased options on Euro-Bund futures are recorded, accounted for and reported in the financial statements very much like futures contracts. There is no premium paid at the time of purchase and they are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value and recorded as unrealized gain or loss. At the expiration of the option, the accumulated variation margin received or paid is recorded as realized gain or loss. If the option is exercised, the transaction is recorded as a normal purchase or sale of a futures contract.

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing (selling) a call option on a futures contract, including a Euro-Bund futures contract, is that the fund may incur a loss if the market value of the underlying futures contract increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security, or futures contract including a Euro-Bund futures contract, decreases and the option is exercised. A risk in buying an option, including an option on a Euro-Bund futures contract, is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

During the six month period ended June 30, 2013, the following funds purchased and/or sold put and/or call options: Inflation Protected Securities Fund and Diversifying Strategies Fund.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Written option activity for the six month period ended June 30, 2013 was as follows:

	Call Options		Put Options		Total
Inflation Protected Securities Fund	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2012	71	$44,231	41	$8,245	112	$52,476

Written	103	67,847	247	183,335	350	251,182
Closed	(103)	(67,847)	(192)	(113,778)	(295)	(181,625)
Expired	(71)	(44,231)	—	—	(71)	(44,231)

Ending balance as of 06/30/2013	—	$—	96	$77,802	96	$77,802

	Call Options		Put Options		Total
Diversifying Strategies Fund	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2012	1,010	$154,502	—	$—	1,010	$154,502

Written	1,320	287,251	—	—	1,320	287,251
Closed	(1,950)	(339,243)	—	—	(1,950)	(339,243)
Expired	—	—	—	—	—	—

Ending balance as of 06/30/2013	380	$102,510	—	$—	380	$102,510

As of June 30, 2013, the following funds had open written option contracts or open purchased option contracts on Euro-Bund futures:

Inflation Protected Securities Fund
Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/(Loss)
Written Put	U.S. Long Bond	48	132.00	8/23/2013	$(20,349)
Written Put	U.S. Long Bond	48	138.00	8/23/2013	$(111,849)

					$(132,198)

Diversifying Strategies Fund
Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/(Loss)
Written Call	Swiss Market Index	380	706.00	9/20/2013	$6,491

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/(Loss)
Purchased Call	Euro-Bund	6	EUR 120.00	8/23/2013	$(29,547)

Swap Agreements (“Swaps”)

Swaps are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a typical “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, such as specified interest rates, a particular foreign currency, or a “basket” of securities or commodities as represented by a particular index. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or change in value of a “notional amount”, i.e. the predetermined dollar amount on which the dollar amount of gross returns are calculated.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Swap Agreements are privately negotiated in the OTC market and may be entered into as bilateral contract or cleared through a central clearinghouse such as a registered exchange. For centrally cleared swaps, a fund has no credit exposure to the counterparty as the central clearinghouse stands between the fund and the counterparty.

Swap contract provisions and underlying assets are varied and may be customized to the specifications of the swap parties. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*	*	*
Discovery	*	*	*	*
Diversifying Strategies	*	*	*	*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps may also include counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations.

In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swaps are not traded on exchanges or other organized markets and are generally illiquid.

Swap value changes, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap. Net realized and unrealized gains and losses occurring during the holding period of swaps are a component of net realized gain (loss) on swaps and change in net unrealized appreciation (depreciation) on swaps in the Statement of Operations, respectively.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

During the six month period ended June 30, 2013, the Inflation Protected Securities Fund participated in interest rate and inflation linked swaps. As of June 30, 2013 the following swaps were outstanding:

Inflation Protected Securities Fund

Centrally Cleared Interest Rate Swaps
Rates Exchanged				Net Unrealized
Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Appreciation (Depreciation)
2.75%	3 Month Libor	06/19/2043	USD 800,000	$24,935

Inflation Protected Securities Fund

Inflation Linked Swaps
	Rates Exchanged				Net Unrealized
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Appreciation/ (Depreciation)
BNP Paribas SA	2.25%	CPI Urban Consumers NSA	07/15/2017	USD 5,100,000	$(117,098)
BNP Paribas SA	2.50%	CPI Urban Consumers NSA	07/15/2022	USD 3,700,000	(132,594)
Deutsche Bank AG	2.50%	CPI Urban Consumers NSA	07/15/2022	USD 700,000	(19,992)
Royal Bank of Scotland plc	2.25%	CPI Urban Consumers NSA	07/15/2017	USD 4,200,000	(93,788)

					$(363,472)

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing bond prices to fall, and credit risk, which is the risk that the issuer of a debt instrument will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:		Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*
Inflation Protected Securities	*	*	*
Discovery	*	*	*
Diversifying Strategies	*	*	*

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. These liabilities are reflected as

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

written options at value on the Statement of Assets and Liabilities. Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions that expire are treated as realized gains. Premiums received from writing swaptions that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

Funds may also purchase put and call swaptions. Purchasing put or call swaptions tends to increase the fund’s potential opportunity to benefit from favorable market value changes in the underlying swap without obligating the fund to participate in unfavorable market changes that may occur. The fund pays a premium that is included on the fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for purchasing swaptions that expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the underlying swap and the proceeds will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the swap that the fund purchases upon exercise will be increased by the premium originally paid. Swaptions written are reported as a liability in a fund’s Statement of Assets and Liabilities. Gains and losses are reported in a fund’s Statement of Operations.

During the six month period ended June 30, 2013, the Inflation Protected Securities Fund participated in interest rate swaptions.

Written swaption activity for the six month period ended June 30, 2013 was as follows:

	Call Swaptions		Put Swaptions		Total
Inflation Protected Securities Fund	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of
12/31/2012	$21,300,000	$142,061	$21,600,000	$218,680	$42,900,000	$360,741

Written	33,600,000	72,700	53,800,000	337,485	87,400,000	410,185
Closed	(28,300,000)	(145,065)	(37,300,000)	(283,836)	(65,600,000)	(428,901)
Expired	(3,900,000)	(7,815)	(3,900,000)	(19,283)	(7,800,000)	(27,098)

Ending balance as of 06/30/2013	$22,700,000	$61,881	$34,200,000	$253,046	$56,900,000	$314,927

As of June 30, 2013, the following fund had open written swaption contracts outstanding:
Inflation Protected Securities Fund

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Morgan Stanley Capital Services	Put—Interest Rate Swaption	$8,700,000	2.90%	9/30/2013	$—
OTC	Goldman Sachs	Put—Interest Rate Swaption	8,100,000	1.60%	7/02/2013	(132,738)
OTC	Goldman Sachs	Call—Interest Rate Swaption	8,100,000	1.60%	7/02/2013	14,580
OTC	Goldman Sachs	Call—Interest Rate Swaption	6,100,000	1.80%	7/29/2013	27,116
OTC	Morgan Stanley Capital Services	Put—Interest Rate Swaption	5,200,000	1.45%	9/03/2013	(46,942)
OTC	Goldman Sachs	Put—Interest Rate Swaption	5,000,000	1.50%	10/28/2013	(74,713)
OTC	Morgan Stanley Capital Services	Call—Interest Rate Swaption	3,800,000	0.75%	9/03/2013	1,999
OTC	Morgan Stanley Capital Services	Put—Interest Rate Swaption	3,800,000	1.25%	9/03/2013	(71,831)
OTC	Morgan Stanley Capital Services	Call—Interest Rate Swaption	3,100,000	1.80%	7/29/2013	14,275

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Deutsche Bank AG	Put—Interest Rate Swaption	$1,300,000	1.40%	9/03/2013	$(16,159)
OTC	Royal Bank of Scotland plc	Call—Interest Rate Swaption	600,000	1.90%	9/03/2013	1,769
OTC	Royal Bank of Scotland plc	Put—Interest Rate Swaption	600,000	2.40%	9/03/2013	(17,981)
OTC	Deutsche Bank AG	Call—Interest Rate Swaption	500,000	0.75%	9/03/2013	336
OTC	Goldman Sachs	Put—Interest Rate Swaption	500,000	2.65%	7/29/2013	(6,576)
OTC	Deutsche Bank AG	Put—Interest Rate Swaption	500,000	1.25%	9/03/2013	(9,375)
OTC	Royal Bank of Scotland plc	Put—Interest Rate Swaption	500,000	2.65%	7/29/2013	(6,088)
OTC	Royal Bank of Scotland plc	Call—Interest Rate Swaption	500,000	1.80%	7/29/2013	1,536

						$(320,792)

Derivative Risk Exposure

In April 2009, the Company adopted FASB ASC 815 “Disclosure about Derivative Instruments and Hedging Activities” (“ASC 815”), which requires enhanced disclosures about the funds’ derivatives and hedging activities. The following tables reflect the value of the funds’ derivative contracts by certain risk exposure types (primary risks to which a fund is exposed as a result of holding the derivative contract) as of June 30, 2013. Note that the risk exposure listed below are not indicative of the intended purpose of the related derivative (e.g., managing risk or obtaining or adjusting investment exposure, as discussed elsewhere in this report).

	Asset Derivatives			Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Low Duration Bond Fund
Interest rate	Receivable for variation margin on futures contracts	$110,725	*	Payable for variation margin on futures contracts	$—
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	50,548		Unrealized depreciation on forward foreign currency exchange contracts	89,842

Total		$161,273			$89,842

Inflation Protected Securities Fund
Interest rate	Investment in Securities, at value—purchased options, swap agreements, at value and receivable for variation margin on futures contracts	$14,910,062	*	Payable for variation margin on futures contracts, written options at value and unrealized depreciation on swap agreements, at value	$15,715,782	*

Total		$14,910,062			$15,715,782

Discovery Fund
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	$15,752		Unrealized depreciation on forward foreign currency exchange contracts	$14,458
Stock market	Receivable for variation margin on futures contracts	—		Payable for variation margin on futures contracts	1,056,057	*

Total		$15,752			$1,070,515

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

	Asset Derivatives			Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
International Fund
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	$1,180,281		Unrealized depreciation on forward foreign currency exchange contracts	$126,842

Total		$1,180,281			$126,842

Diversifying Strategies Fund
Interest rate	Investment in Securities, at value—purchased options and receivable for variation margin on futures contracts	$1,613,689	*	Payable for variation margin on futures contracts and for variation margin for options on Euro-Bund futures contracts	$382,990	*^
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	380,716		Unrealized depreciation on forward foreign currency exchange contracts	292,126
Stock market	Receivable for variation margin on futures contracts	380,632	*	Payable for variation margin on futures contracts and written option at value	875,814	*

Total		$2,375,037			$1,550,930

500 Stock Index Fund
Stock market	Receivable for variation margin on futures contracts	$42,797	*	Payable for variation margin on futures contracts	$—	*

Total		$42,797			$—

Broad Market Index Fund
Stock market	Receivable for variation margin on futures contracts	$3,084	*	Payable for variation margin on futures contracts	$18,009	*

Total		$3,084			$18,009

Mid/Small Company Index Fund
Stock market	Receivable for variation margin on futures contracts	$42,739	*	Payable for variation margin on futures contracts	$—	*

Total		$42,739			$—

Overseas Equity Index Fund
Foreign currency	Unrealized appreciation on forward foreign currency exchange contracts	$55,549		Unrealized depreciation on forward foreign currency exchange contracts	$191,244
Stock market	Receivable for variation margin on futures contracts	23,663	*	Payable for variation margin on futures contracts	9,556	*

Total		$79,212			$200,800

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Financial Statements. Only the current day’s variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

^	Includes cumulative appreciation (depreciation) of options on Euro-Bund futures and options contracts at value as reported in the Notes to Financial Statements and Schedule of Investments. Only the current day’s variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities for the options on Euro-Bund futures.

The following tables reflect the funds’ gains (losses) related to derivative activities by certain risk exposure types (primary risks to which a fund is exposed as a result of holding the derivative contract) for the six month period ended June 30, 2013, in accordance with ASC 815. These gains (losses) are included in net realized gain (loss) or net change in unrealized appreciation (depreciation) in the Statements of Operations. Note that the risk exposure listed below are not indicative of the intended purpose of the related derivative (e.g., managing risk or obtaining or adjusting investment exposure, as discussed elsewhere in this report).

Low Duration Bond Fund[1]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$(117,784)	$—	$—	$(117,784)
Foreign currency	—		—	28,884	—	28,884

Total	$—		$(117,784)	$28,884	$—	$(88,900)

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$24,644	$—	$—	$24,644
Foreign currency	—		—	(36,744)	—	(36,744)

Total	$—		$24,644	$(36,744)	$—	$(12,100)

Inflation Protected Securities Fund[2]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$72,686	**	$1,084,856	$—	$52,067	$1,209,609
Foreign currency	—		—	—	—	—

Total	$72,686	**	$1,084,856	$—	$52,067	$1,209,609

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$(191,387	)**	$(330,105)	$—	$(524,324)	$(1,045,816)
Foreign currency	—		—	—	—	—

Total	$(191,387	)**	$(330,105)	$—	$(524,324)	$(1,045,816)

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Discovery Fund[3]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$(26,754)	$—	$—	$(26,754)
Foreign currency	—		—	(23,243)	—	(23,243)
Stock market	—		18,394,124	—	—	18,394,124

Total	$—		$18,367,370	$(23,243)	$—	$18,344,127

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$—		$(24,594)	$—	$—	$(24,594)
Foreign currency	—		—	1,851	—	1,851
Stock market	—		(1,634,032)	—	—	(1,634,032)

Total	$—		$(1,658,626)	$1,851	$—	$(1,656,775)

International Fund[4]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—		$—	$175,108	$—	$175,108
Stock market	—		—	—	—	—

Total	$—		—	$175,108	$—	$175,108

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—		$—	$1,153,991	$—	$1,153,991
Stock market	—		—	—	—	—

Total	$—		$—	$1,153,991	$—	$1,153,991

Diversifying Strategies Fund[5]
Realized Gain (Loss)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$(102,440	)**	$964,297	$—	$—	$861,857
Foreign currency	—		—	(880,448)	—	(880,448)
Stock market	(1,168,008)		1,094,936	—	—	(73,072)

Total	$(1,270,448	)**	$2,059,233	$(880,448)	$—	$(91,663)

Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options		Futures	Forward Currency Contracts	Swap Agreements	Total
Interest rate	$(350,836	)**	$(33,716)	$—	$—	$(384,552)
Foreign currency	—		—	501,829	—	501,829
Stock market	(104,520	)**	277,863	—	—	173,343

Total	$(455,356	)**	$244,147	$501,829	$—	$290,620

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

500 Stock Index Fund[6]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$848,311	$—	$—	$848,311
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$54,841	$—	$—	$54,841

Broad Market Index Fund[7]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$1,506,613	$—	$—	$1,506,613
Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$(32,243)	$—	$—	$(32,243)

Mid/Small Company Index Fund[8]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$1,007,925	$—	$—	$1,007,925
Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Stock market	$—	$5,312	$—	$—	$5,312

Overseas Equity Index Fund[9]
Realized Gain (Loss)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—	$—	$68,438	$—	$68,438
Stock market	—	27,133	—	—	27,133

Total	$—	$27,133	$68,438	$—	$95,571

	Change in Unrealized Appreciation (Depreciation)
Risk Exposure	Options	Futures	Forward Currency Contracts	Swap Agreements	Total
Foreign currency	$—	$—	$(140,160)	$—	$(140,160)
Stock market	—	20,361	—	—	20,361

Total	$—	$20,361	$(140,160)	$—	$(119,799)

**	The realized gain (loss) and unrealized appreciation (depreciation) for purchased options is reported in the Statements of Operations within realized gains (losses) on investments and net change in unrealized appreciation (depreciation) on investments. The realized gain (loss) and unrealized appreciation (depreciation) for purchased options on Euro-Bund futures is reported in the Statements of Operations within realized gains (losses) on purchased options on Euro-Bund futures contracts and net change in unrealized appreciation (depreciation) on purchased options on Euro-Bund futures contracts.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

(1)	The Low Duration Bond Fund used futures to manage interest rate risk inherent in its fixed income securities and to obtain or adjust investment exposure based on the subadvisers’ views on interest rates and yield curves. The fund used forward currency contracts to manage foreign currency risk inherent in its foreign fixed income holdings.

(2)	The Inflation Protected Securities Fund used futures, options (including swaptions), and swaps to manage interest rate risk inherent in its fixed income securities. The fund used futures, options (including swaptions), and swaps to obtain or adjust investment exposure to segments of the fixed income market.

(3)	The Discovery Fund used Russell 2000 Index futures to obtain or adjust investment exposure to U.S. common stocks and used bond futures to manage interest rate risk inherent in its fixed income securities and to seek to obtain investment exposure based on anticipated changes in interest rates. The fund used forward currency contracts to manage foreign currency risk inherent in its foreign fixed income holdings.

(4)	The International Fund used forward currency contracts to manage foreign currency risk and to obtain and adjust investment exposure to foreign currencies to facilitate the trading of the foreign securities in the fund.

(5)	The Diversifying Strategies Fund used (1) foreign currency contracts to obtain and adjust investment exposure to foreign currencies; (2) futures to obtain or adjust investment exposure to stocks and to fixed income securities; and (3) options and options on futures to obtain and adjust investment exposure to stocks and to fixed income securities.

(6)	The 500 Stock Index Fund used futures to obtain or adjust investment exposure to stocks when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(7)	The Broad Market Index Fund used futures to obtain or adjust investment exposure to equity issues when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(8)	The Mid/Small Company Index Fund used futures to obtain or adjust investment exposure to equity issues when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

(9)	The Overseas Equity Index Fund used forward currency contracts to manage foreign currency risk inherent in the fund’s foreign equity securities. The fund used futures to obtain or adjust investment exposure to foreign equity issues, when it was believed that using futures would be more efficient or cost effective than trading in the securities directly.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU No. 2013-01 was issued in January 2013 to clarify which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information will enable users of the Funds’ financial statements to evaluate the effect or potential effect of netting arrangements on the Funds’ financial position. The ASU is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. The Funds adopted the disclosure requirement on netting for the current reporting period.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities.

Low Duration Bond
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Net Amount
Futures Contracts	$110,725	$—	$—	$—	$110,725
Forward Currency Contracts	50,548	(89,842)	—	—	(39,294)

Total derivatives not subject to a master netting arrangement or similar arrangement	161,273	(89,842)	—	—	71,431

Total derivatives	$161,273	$(89,842)	$—	$—	$71,431

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Inflation Protected Securities
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Net Amount
Futures Contracts	$389,661	$(475,894)	$—	$86,233	$—
Written Options	—	(845,719)	—	—	(845,719)
Swap agreements	14,203,901	(14,394,169)	—	6,000	(184,268)

Total derivatives subject to a master netting arrangement or similar arrangement	14,203,901	(14,394,169)	—	6,000	(184,268)
Total derivatives not subject to a master netting arrangement on similar arrangement	389,661	(1,321,613)	—	86,233	(845,719)

Total derivatives	$14,593,562	$(15,715,782)	$—	$92,233	$(1,029,987)

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $182,767.

Discovery
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Net Amount
Futures Contracts	$—	$(1,056,057)	$—	$1,056,057	$—
Forward Foreign Currency Contracts	15,752	(14,458)	—	—	1,294

Total derivatives not subject to a master netting arrangement or similar arrangement	15,752	(1,070,515)	—	1,056,057	1,294

Total derivatives	$15,752	$(1,070,515)	$—	$1,056,057	$1,294

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $5,489,801.

International
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Net Amount
Forward Foreign Currency Contracts	$1,180,281	$(126,842)	$—	$—	$1,053,439

Total derivatives subject to a master netting arrangement or similar arrangement	1,180,281	(126,842)	—	—	1,053,439

Total derivatives	$1,180,281	$(126,842)	$—	$—	$1,053,439

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Diversifying Strategies
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Net Amount
Futures Contracts	$846,172	$(1,133,238)	$—	$89,523	$(197,543)
Forward Currency Contracts	380,716	(292,126)	—	—	88,590
Written Options	—	(96,019)	—	—	(96,019)
Purchased Option on Euro-Bund Future	—	(29,547)	—	—	(29,547)

Total derivatives subject to a master netting arrangement or similar arrangement	380,716	(388,145)	—	—	(7,429)
Total derivatives not subject to a master netting arrangement or similar arrangement	846,172	(1,162,785)	—	89,523	(227,090)

Total derivatives	$1,226,888	$(1,550,930)	$—	$89,523	$(234,519)

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

500 Stock Index
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Net Amount
Futures Contracts	$42,797	$—	$—	$—	$42,797

Total derivatives not subject to a master netting arrangement or similar arrangement	42,797	—	—	—	42,797

Total derivatives	$42,797	$—	$—	$—	$42,797

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

Broad Market Index
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Net Amount
Futures Contracts	$3,084	$(18,009)	$—	$14,925	$—

Total derivatives not subject to a master netting arrangement or similar arrangement	3,084	(18,009)	—	14,925	—

Total derivatives	$3,084	$(18,009)	$—	$14,925	$—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty. Total additional collateral pledged was $200,066.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Mid/Small Company Index
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Net Amount
Futures Contracts	$42,739	$—	$—	$—	$42,739

Total derivatives not subject to a master netting arrangement or similar arrangement	42,739	—	—	—	42,739

Total derivatives	$42,739	$—	$—	$—	$42,739

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

Overseas Equity Index
			Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Net Amount
Futures Contracts	$23,663	$(9,556)	$—	$—	$14,107
Forward Foreign Currency Contracts	55,549	(191,244)	—	—	(135,695)

Total derivatives not subject to a master netting arrangement or similar arrangement	79,212	(200,800)	—	—	(121,588)

Total derivatives	$79,212	$(200,800)	$—	$—	$(121,588)

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from or pledged to the counterparty.

4.	Agreements and Other Transactions with Affiliates

VIA, a wholly owned subsidiary of ICMA Retirement Corporation (“ICMA-RC”), provides investment advisory services to each of the funds. Pursuant to Master Advisory Agreements, VIA is entitled to receive 0.10% of the average daily net assets of each Actively Managed and Milestone Fund and 0.05% of the average daily net assets of the Index Funds. Effective July 1, 2005, VIA is entitled to receive 0.10% on the first $500 million of net assets, 0.09% on the next $500 million of net assets, and 0.08% on net assets over $1 billion for each Model Portfolio Fund. For these services, VIA earned $9,786,984 in the aggregate for the six month period ended June 30, 2013.

Vantagepoint Transfer Agents, LLC (“VTA”), a wholly owned subsidiary of ICMA-RC, provides certain transfer agency and administrative shareholder support services for the funds related to the retirement plans investing in the funds. Pursuant to a Transfer Agency and Administrative Services Agreement with the Company, VTA is entitled to receive a fee for fund services. Effective March 1, 2013, VTA receives 0.35% of the average daily net assets for the Investor share class of the Actively Managed Funds, 0.10% for the T share class of the Actively Managed Funds, 0.30% of the average daily net assets of Class I shares of the Index Funds, 0.10% of the average daily net assets of the Class II and T shares of the Index Funds, and 0.25% of the average daily net assets for the Investor M share class of the Model Portfolio and Milestone Funds. VTA has contractually agreed to waive 0.05% of its 0.10% VTA fee on

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

T Shares of the Index Funds from March 1, 2013 through April 30, 2014. Prior to March 1, 2013, VTA received 0.35% of the average daily net assets of each Actively Managed Fund, 0.30% of the average daily net assets of the Class I shares of the Index Funds and 0.10% of the average daily net assets of the Class II shares of the Index Funds. For these services, VTA earned $14,897,641 in the aggregate for the six month period ended June 30, 2013.

VIA and the Company contract with one or more subadvisers (“Subadvisers”) for the day-to-day management of each of the funds other than the Model Portfolio Funds and Milestone Funds. Each Subadviser is paid a fee by the funds during the year based on average net assets under management, except that the subadvisory fees for Mellon Capital Management Corporation for the Diversifying Strategies Fund are calculated based on the average net asset value of the fund’s assets allocated and assigned to it by VIA. The fee structure for many of the Subadvisers provides for a range of fees so that as average net assets under management increases the rate of fee paid to the Subadviser decreases. Other Subadvisers charge one fee no matter what amount of assets they have under management. Additional information about each Subadviser’s fee is presented in the Company’s prospectus and statement of additional information. Fees paid by each fund to Subadvisers during the six month period ended June 30, 2013 are presented in the “Additional Information” section of these Notes. The Subadviser’s fees during the six month period ended June 30, 2013 are shown here as an annual percentage of average net assets under management, except the subadvisory fees for Mellon Capital Management Corporation for the Diversifying Strategies Fund, which were calculated based on the average net asset value of the assets allocated and assigned to it by VIA.

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)
Low Duration Bond	Payden & Rygel	0.10%
	STW Fixed Income Management LLC	0.18%

Inflation Protected Securities	Pacific Investment Management Company, LLC	0.20%
	BlackRock Financial Management, Inc.	0.10%

Equity Income	Barrow, Hanley, Mewhinney & Strauss, LLC	0.21%
	T. Rowe Price Associates, Inc.	0.32%
	Southeastern Asset Management, Inc.	0.52%

Growth & Income	Fiduciary Management, Inc.	0.29%
	T. Rowe Price Associates, Inc.	0.38%
	Wellington Management Company, LLP	0.27%

Growth	Atlanta Capital Management Company, LLC	0.30%
	Columbus Circle Investors	0.33%
	Victory Capital Management, Inc.	0.26%
	Westfield Capital Management Company, L.P.	0.33%

Select Value	Artisan Partners Limited Partnership	0.55%
	Systematic Financial Management, L.P.	0.41%
	WEDGE Capital Management LLP	0.51%

Aggressive Opportunities	Southeastern Asset Management, Inc.	0.58%
	SSgA Funds Management, Inc.	0.03%
	TimesSquare Capital Management, LLC	0.50%
	Wells Capital Management Inc.	0.43%

Discovery	Payden & Rygel	0.15%
	Wellington Management Company, LLP	0.73%

International	Artisan Partners Limited Partnership	0.64%
	GlobeFlex Capital, LP	0.40%
	Mondrian Investment Partners Limited	0.43%
	Walter Scott & Partners Limited	0.54%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)
Diversifying Strategies	Calamos Advisors LLC	0.53%
	Mellon Capital Management Corporation (1)	0.33%
	Payden & Rygel (Enhanced Cash Management)	0.10%
	Payden & Rygel (Low Duration-Plus Fixed Income)	0.09%
	Shenkman Capital Management, Inc.	0.38%

Core Bond Index	Mellon Capital Management Corporation (2)	0.01%

500 Stock Index	Mellon Capital Management Corporation (2)	0.01%

Broad Market Index	Mellon Capital Management Corporation (2)	0.02%

Mid/Small Company Index	Mellon Capital Management Corporation (2)	0.02%

Overseas Equity Index	Mellon Capital Management Corporation (2)	0.04%

(1)	Effective May 1, 2011, Mellon Capital Management Corporation contractually agreed to reduce its subadvisory fee through April 30, 2014.

(2)	Effective January 18, 2013, the fee schedules charged by Mellon Capital Management Corporation for the Index Funds were amended and the percentages shown above represent a blended rate of the previous fee schedules and the new fee schedules.

Expenses

The Model Portfolio Funds and Milestone Funds incur fees and expenses indirectly as shareholders in their respective underlying funds. Because the underlying funds have varied expense and fee levels and the Model Portfolio and Milestone Funds may own different proportions of such funds at different times, the amount of fees and expenses indirectly incurred by the Model Portfolio and Milestone Funds will vary.

Fee Waivers

VIA will waive its management fee or reimburse expenses to the extent necessary as a result of any increase in subadvisory fees payable by the Growth Fund that would cause the aggregate management and subadvisory fees of the Growth Fund to exceed 0.54% as a result of subadvisory changes. This commitment will continue until such time as shareholders approve an increase in this limit. For the six month period ended June 30, 2013 no waiver or reimbursement was required.

From January 4, 2010 through April 30, 2011, from May 1, 2011 through April 30, 2012, and from May 1, 2012 through April 30, 2013, VIA contractually agreed to limit the Milestone 2045 Fund expense ratio to 1.10%. For the period ended June 30, 2013, no waiver or reimbursement was required. From September 10, 2012 through April 30, 2014 VIA contractually agreed to limit the Milestone 2050 Fund expense ratio to 1.10% on the existing share class. For the six month period ended June 30, 2013, the waiver or reimbursement was $33,404.

For the Index Funds VTA has contractually agreed to waive 0.05% of daily net assets of the T shares beginning March 1, 2013 through April 30, 2014. For the six-month period ended June 30, 2013 the amount of this waiver for the Core Bond Index Fund was $203,493, 500 Stock Index Fund was $82,919, Broad Market index Fun $98,253, Mid/Small Index Fund was $89,423, and Overseas Equity Index Fund $37,513.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) voluntarily waives a portion of its aggregate subadvisory fees for the Growth & Income and Equity Income Funds. These voluntary fee waivers were first implemented on May 1, 2003. The fee for each fund managed by T. Rowe Price is voluntarily reduced by the following percentages, which are determined based on the total amount of assets managed by T. Rowe Price for the Company: a 2.5% waiver on the

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

first $500 million in total assets provided the total amount of assets managed by T. Rowe Price is between $250 and $500 million and a 5% waiver on total assets above $500 million. For the six month period ended June 30, 2013, the fee waiver for the Growth & Income Fund totaled $26,108 and the fee waiver for the Equity Income Fund totaled $44,103. Effective May 1, 2011, Mellon Capital Management Corporation (“Mellon Capital Management”) agreed to reduce its subadvisory fee through April 30, 2014 so that its fee for the Diversifying Strategies Fund does not exceed 0.325% of the average daily market value of the assets managed in the Diversifying Strategies Fund. This waiver totaled $316,765 for the six month period ended June 30, 2013.

5.	Investment Portfolio Transactions

Purchases and sales of investments, exclusive of short-term securities, for each fund for the six month period ended June 30, 2013 were as follows:

	U.S. Government Obligations		Other Securities
Fund	Purchases at Cost	Sales Proceeds	Purchases at Cost	Sales Proceeds
Low Duration Bond	$54,099,091	$47,746,496	$145,367,738	$165,489,105
Inflation Protected Securities	194,792,722	200,405,665	17,263,373	24,038,047
Equity Income	—	—	153,783,276	345,751,653
Growth & Income	—	—	219,008,653	312,368,555
Growth	—	—	551,008,629	628,649,270
Select Value	—	—	146,121,861	143,281,624
Aggressive Opportunities	—	—	286,166,297	370,880,224
Discovery	27,246,090	20,583,994	70,024,771	72,996,711
International	—	—	358,112,957	489,439,248
Diversifying Strategies	87,282,335	47,871,865	300,328,472	301,865,136
Core Bond Index	199,715,195	188,750,022	556,860,675	514,220,900
500 Stock Index	—	—	70,205,536	11,643,719
Broad Market Index	—	—	39,413,442	37,555,268
Mid/Small Company Index	—	—	200,264,780	191,775,125
Overseas Equity Index	—	—	37,978,712	23,885,025
Model Portfolio Conservative Growth	—	—	41,514,107	44,073,783
Model Portfolio Traditional Growth	—	—	50,014,726	96,491,919
Model Portfolio Long-Term Growth	—	—	70,777,649	145,152,986
Model Portfolio All-Equity Growth	—	—	41,226,766	47,728,189
Milestone Retirement Income	—	—	86,544,950	12,109,997
Milestone 2010	—	—	54,781,137	23,418,876
Milestone 2015	—	—	79,338,720	26,462,282
Milestone 2020	—	—	85,583,254	27,097,290
Milestone 2025	—	—	65,934,353	23,606,937
Milestone 2030	—	—	47,104,177	19,818,433
Milestone 2035	—	—	34,993,863	14,816,660
Milestone 2040	—	—	32,642,837	14,322,683
Milestone 2045	—	—	15,747,800	5,589,147
Milestone 2050	—	—	5,498,283	1,771,456

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

6.	Tax Basis Unrealized Appreciation (Depreciation)

As of June 30, 2013, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Low Duration Bond	$571,484,018	$5,335,774	$3,536,688	$1,799,086
Inflation Protected Securities	578,462,187	12,693,533	15,388,147	(2,694,614)
Equity Income	1,805,190,630	445,034,766	73,177,247	371,857,519
Growth & Income	1,105,615,135	346,836,448	21,779,146	325,057,302
Growth	1,682,505,392	360,959,816	12,802,718	348,157,098
Select Value	345,412,618	76,437,449	5,891,917	70,545,532
Aggressive Opportunities	957,170,245	183,741,760	20,297,233	163,444,527
Discovery	226,103,424	25,011,998	4,926,346	20,085,652
International	1,158,364,492	156,374,609	63,330,970	93,043,639
Diversifying Strategies	990,051,525	16,011,247	9,098,645	6,912,602
Core Bond Index	1,340,085,645	30,822,143	19,767,030	11,055,113
500 Stock Index	384,885,946	228,524,760	24,745,836	203,778,924
Broad Market Index	383,233,030	292,050,054	42,590,733	249,459,321
Mid/Small Company Index	508,251,621	136,181,577	26,451,143	109,730,434
Overseas Equity Index	261,476,302	33,743,880	39,577,911	(5,834,031)
Model Portfolio Conservative Growth	571,904,841	54,478,888	1,387,492	53,091,396
Model Portfolio Traditional Growth	1,378,630,279	161,195,720	1,744,878	159,450,842
Model Portfolio Long-Term Growth	1,729,439,340	251,005,353	4,576,255	246,429,098
Model Portfolio All-Equity Growth	669,904,026	116,816,998	2,711,645	114,105,353
Milestone Retirement Income	308,958,668	8,848,841	3,152,620	5,696,221
Milestone 2010	260,362,295	15,083,148	2,431,620	12,651,528
Milestone 2015	470,608,450	40,753,585	4,429,199	36,324,386
Milestone 2020	507,890,571	54,281,386	4,096,512	50,184,874
Milestone 2025	404,870,542	51,551,299	2,278,802	49,272,497
Milestone 2030	311,595,914	48,565,115	1,688,465	46,876,650
Milestone 2035	209,005,488	35,051,268	1,251,814	33,799,454
Milestone 2040	199,552,727	38,473,876	1,111,754	37,362,122
Milestone 2045	62,608,048	7,799,503	350,187	7,449,316
Milestone 2050	10,678,759	744,474	60,582	683,892

7.	Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of June 30, 2013 certain funds had loaned securities, which were collateralized by cash or other forms of collateral at least equal to the market value of the securities loaned as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

The funds will be indemnified by the custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities. For purposes of calculating the amount of credit to a fund’s account, the market value of U.S. securities will be determined as of the date on which the custodian posts the credit to the fund and the market value of the U.S. securities may be more or less than it was on the date the securities were due to be returned to the fund. For non-U.S. securities, the market value of the securities to be credited to a fund is determined as of the date the securities were due to be returned to the fund.

The market value of the securities on loan and the value of the related collateral as of June 30, 2013, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$14,761,260	$15,078,515	102%
Equity Income	8,406,864	8,692,529	103%
Growth & Income	4,834,251	4,919,230	102%
Growth	27,215,356	27,793,362	102%
Aggressive Opportunities	44,100,227	45,237,391	103%
Discovery	13,818,704	14,399,847	104%
International	40,479,477	42,503,295	105%
Core Bond Index	24,664,111	25,143,492	102%
500 Stock Index	1,211,522	1,253,341	103%
Broad Market Index	8,432,852	8,702,377	103%
Mid/Small Company Index	35,046,461	36,180,113	103%
Overseas Equity Index	6,658,677	7,047,816	106%

8.	Floating Rate Loans

Floating rate loans are debt securities or other interests issued by companies or other entities with floating interest rates that reset periodically. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired from a lender or through the agent as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s floating rate loan or portion thereof. Investments in floating rate loans have risks that are similar to those of fixed income securities. In addition, floating rate loans carry the risk of impairment of collateral. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As such a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans may also carry liquidity risk. Floating rate loans generally are subject to legal or contractual restrictions on resale. Therefore, the liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. If the credit quality of a floating rate loan suffers a significant decline, the secondary trading market for that same loan may also decline, making it more difficult to sell and to value. Difficulty in selling a floating rate loan can result in a loss.

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

9.	Transactions with Affiliated Funds

As of June 30, 2013, the Model Portfolio Funds and Milestone Funds held investments in a number of the other Vantagepoint Funds. The figures presented below represent the percentages of shares outstanding in each of the underlying funds owned by the Model Portfolio and Milestone Funds on that date:

Vantagepoint Fund	Model Portfolio Conservative Growth	Model Portfolio Traditional Growth	Model Portfolio Long-Term Growth	Model Portfolio All-Equity Growth	Milestone Retirement Income
Low Duration Bond	21.24%	21.84%	0.00%	0.00%	17.45%
Inflation Protected Securities	10.50%	10.12%	0.00%	0.00%	8.11%
Equity Income	3.18%	8.57%	11.85%	6.49%	1.45%
Growth and Income	4.02%	13.24%	18.39%	9.45%	2.22%
Growth	1.89%	7.75%	11.39%	6.63%	0.00%
Select Value	4.57%	20.59%	40.76%	17.99%	0.00%
Aggressive Opportunities	1.79%	8.10%	16.01%	7.04%	0.00%
Discovery	0.00%	20.47%	39.16%	30.90%	0.00%
International	3.56%	13.57%	22.29%	10.71%	1.03%
Diversifying Strategies	11.95%	23.12%	23.62%	0.00%	6.31%
Core Bond Index Class T	5.98%	15.75%	20.09%	0.00%	2.27%

Vantagepoint Fund	Milestone 2010	Milestone 2015	Milestone 2020	Milestone 2025	Milestone 2030
Low Duration Bond	8.20%	10.92%	8.00%	3.35%	1.04%
Inflation Protected Securities	6.94%	9.72%	3.62%	0.00%	0.00%
Equity Income	2.19%	4.46%	5.23%	4.69%	3.94%
Growth and Income	2.13%	3.97%	4.48%	3.98%	3.46%
Growth	0.89%	1.91%	2.22%	2.02%	1.79%
International	1.72%	3.64%	4.56%	4.37%	3.96%
Diversifying Strategies	4.99%	8.59%	8.72%	6.24%	4.04%
Core Bond Index Class T	1.45%	3.50%	5.76%	5.10%	3.05%
Mid/Small Index Class T	0.00%	2.98%	7.74%	8.21%	8.20%

Vantagepoint Fund	Milestone 2035	Milestone 2040	Milestone 2045	Milestone 2050
Low Duration Bond	0.24%	0.00%	0.00%	0.00%
Equity Income	2.82%	2.91%	0.88%	0.14%
Growth and Income	2.49%	2.58%	0.78%	0.13%
Growth	1.37%	1.45%	0.44%	0.07%
International	2.82%	3.01%	0.92%	0.15%
Diversifying Strategies	1.83%	0.59%	0.00%	0.00%
Core Bond Index Class T	1.28%	0.95%	0.28%	0.05%
Mid/Small Index Class T	7.04%	7.90%	2.40%	0.39%

10.	Control Persons and Principal Holders of Securities

A majority of the voting shares of each fund are held either directly, or indirectly through the Model Portfolio Funds and the Milestone Funds, by VantageTrust, a group trust sponsored and maintained by VantageTrust Company, LLC (“Trust Company”), 777 N. Capitol Street, N.E. Washington, DC 20002. VantageTrust was established for the purpose of holding and investing the assets of public sector retirement and deferred compensation plans. The Trust Company, a New Hampshire non-depository banking company, has the power to vote the shares of the Funds directly held by VantageTrust, and pursuant to the proxy voting policies adopted by the Funds’ Adviser, the Fund’s Adviser generally will seek instructions from the board of directors of the Trust Company on how to vote the shares of the underlying Funds held by the Model Portfolio Funds and the Milestone Funds, and will cast such votes in accordance with the instructions received. The Trust Company therefore, directly or indirectly, has the power to vote

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

more than 25% of each Fund’s voting securities and is therefore considered a “control person” of the Funds for purposes of the 1940 Act. Both the Trust Company and the funds’ Adviser are wholly owned subsidiaries of ICMA-RC. As a control person of each fund, the Trust Company has the ability to control the outcome of matters submitted to the vote of shareholders. The following represents the percentage of total shares outstanding in each of the funds held, directly or indirectly, by VantageTrust as of June 30, 2013:

Fund	% owned by VantageTrust
Low Duration Bond	77.06%
Inflation Protected Securities	85.19%
Equity Income	90.24%
Growth & Income	89.74%
Growth	94.74%
Select Value	93.24%
Aggressive Opportunities	95.51%
Discovery	93.90%
International Fund	90.84%
Diversifying Strategies	87.45%
Core Bond Index	88.62%
500 Stock Index	95.26%
Broad Market Index	93.63%
Mid/ Small Co Index	87.46%
Overseas Index	95.28%
Model Portfolio Conservative Growth	84.93%
Model Portfolio Traditional Growth	92.90%
Model Portfolio Long-Term Growth	95.21%
Model Portfolio All-Equity Growth	94.87%
Milestone Retirement Income	74.76%
Milestone 2010	75.96%
Milestone 2015	80.71%
Milestone 2020	83.94%
Milestone 2025	84.08%
Milestone 2030	83.21%
Milestone 2035	81.09%
Milestone 2040	81.95%
Milestone 2045	74.23%
Milestone 2050	61.23%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Principal Holders. Below are the names, addresses, and percentage of ownership of each person (or entity) that owns of record or is known to own beneficially 5% or more of any class of any Fund’s outstanding shares as of June 30, 2013:

Name	Address	Fund and Class	Percentage Owned
VantageTrust	777 N. Capitol Street, NE Washington, DC 20002	Low Duration Bond Fund—T Shares	83.46%
		Inflation Protected Securities Fund—T Shares	90.95%
		Equity Income Fund—T Shares	92.49%
		Growth & Income Fund—T Shares	91.93%
		Growth Fund—T Shares	96.01%
		Select Value Fund—T Shares	94.88%
		Aggressive Opportunities Fund—T Shares	97.98%
		Discovery Fund—T Shares	95.02%
		International Fund—T Shares	91.94%
		Diversifying Strategies Fund—T Shares	87.45%
		Core Bond Index Fund—T Shares	92.36%
		500 Stock Index Fund—T Shares	100.00%
		Broad Market Index Fund—T Shares	100.00%
		Mid/Small Company Index Fund—T Shares	91.59%
		Overseas Index Fund—T Shares	100.00%
		Model Portfolio Conservative Growth Fund—TM Shares	100.00%
		Model Portfolio Traditional Growth Fund—TM Shares	100.00%
		Model Portfolio Long-Term Growth Fund—TM Shares	100.00%
		Model Portfolio All-Equity Growth Fund—TM Shares	100.00%
		Milestone Retirement Income Fund—TM Shares	100.00%
		Milestone 2010 Fund—TM Shares	100.00%
		Milestone 2015 Fund—TM Shares	100.00%
		Milestone 2020 Fund—TM Shares	100.00%
		Milestone 2025 Fund—TM Shares	100.00%
		Milestone 2030 Fund—TM Shares	100.00%
		Milestone 2035 Fund—TM Shares	100.00%
		Milestone 2040 Fund—TM Shares	100.00%
		Milestone 2045 Fund—TM Shares	100.00%
		Milestone 2050 Fund—TM Shares	100.00%

Below are the names, addresses, and percentage of ownership of each person (or entity) that owns of record or is known to own beneficially 5% or more of any class of any Fund’s outstanding shares as of June 30, 2013:

Name	Address	Fund and Class	Percentage Owned
State College Borough General Employees Pension Plan	243 South Allen Street State College, PA 16801	International Fund—Investor Shares Growth Fund—Investor Shares Growth & Income Fund—Investor Shares Equity Income Fund—Investor Shares Broad Market Index Fund—Class II Core Bond Index Fund—Class II	7.68% 12.69% 9.86% 6.38% 24.90% 35.06%

State College Borough Police Pension Plan	243 South Allen Street State College, PA 16801	International Fund—Investor Shares Growth Fund—Investor Shares Growth & Income Fund—Investor Shares Equity Income Fund—Investor Shares Broad Market Index Fund—Class II Core Bond Index Fund—Class II	8.82% 14.58% 11.33% 7.33% 28.61% 40.27%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

Name	Address	Fund and Class	Percentage Owned

ICMA Retirement Corporation	777 N. Capitol Street, NE Washington, DC 20002	Milestone 2050 Fund—Investor M Shares	12.91%

ICMA Retirement Corporation Retirement Savings Plan and Trust	777 N. Capitol Street, NE Washington, DC 20002

Aggressive Opportunities Fund—Investor Shares

International Fund—Investor Shares

Growth & Income Fund—Investor Shares

Equity Income Fund—Investor Shares

Broad Market Index Fund—Class I

Discovery Fund—Investor Shares

Select Value Fund—Investor Shares

Inflation Protected Securities Fund—Investor Shares

			8.83% 10.33% 6.53% 7.07% 12.70% 22.07% 17.80% 6.53%

County of Sacramento	700 H Street Suite 4667 Sacramento, CA 95814

Milestone 2020 Fund—Investor M Shares

Milestone 2025 Fund—Investor M Shares

Milestone 2030 Fund—Investor M Shares

Milestone 2035 Fund—Investor M Shares

Milestone 2040 Fund—Investor M Shares

Milestone 2045 Fund—Investor M Shares

			7.32% 9.13% 13.17% 16.61% 16.14% 30.30%

County of Orange	333 NW. Santa Anna Blvd. 2nd Floor Santa Ana, CA 92701

Select Value Fund—Investor Shares

Discovery Fund—Investor Shares

Overseas Equity Index Fund—Class II

Mid/Small Company Index Fund—Class II

500 Stock Index Fund—Class II

Milestone 2025 Fund—Investor M Shares

Milestone 2030 Fund—Investor M Shares

Milestone 2035 Fund—Investor M Shares

Milestone 2040 Fund—Investor M Shares

			5.49% 10.90% 18.95% 49.81% 9.70% 6.02% 6.31% 5.97% 5.33%

Orange County Library District	101 East Central Blvd. Orlando, FL 32801	Core Bond Index Fund—Class II Overseas Equity Index Fund—Class II Mid/Small Company Index Fund—Class II Broad Market Index Fund—Class II	5.12% 77.58% 47.96% 34.70%

City of St. Charles	200 North Second Street St. Charles, MO 63301	Core Bond Index Fund—Class II	7.83%

Lancaster County	555 S. 10th Street Ste. 110 Lincoln, NE	Milestone Retirement Income Fund—Investor M Shares	5.07%

City of San Ramon	2226 Camino Ramon San Ramon, CA 94582	Model Portfolio Conservative Growth Fund—Investor M Shares Model Portfolio Long-Term Growth Fund—Investor M Shares	7.57% 8.26%

City of San Pablo	1 Alvarado Square San Pablo, CA 94086	Model Portfolio Long-Term Growth Fund—Investor M Shares	6.42%

Delta Charter Township	7710 W. Saginaw Hwy Lansing, MI 48197	Model Portfolio Conservative Growth Fund—Investor M Shares	7.58%

THE VANTAGEPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) — (Continued)

11.	Rebates of Brokerage Commissions

VIA has entered into agreements with brokers whereby the brokers will rebate a portion of the funds’ brokerage commissions on behalf of certain funds. Such amounts, under such agreements, are included in net realized gain (loss) on the sale of investments presented in the Statements of Operations. For the six month period ended June 30, 2013, the funds recaptured the following amounts of brokerage commissions:

Fund	Recaptured Brokerage Commissions
Equity Income	$10,978
Growth & Income	21,004
Growth	126,474
Select Value	39,609
Aggressive Opportunities	48,616
Discovery	1,633
International	123,357
Diversifying Strategies	614

12.	Subsequent Events

Management has evaluated events or transactions that may have occurred since June 30, 2013, that would merit recognition or disclosure in the financial statements. Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that required disclosure.

13.	Capital Stock Authorization

The Company’s Amended Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that fund without thereby changing the proportionate beneficial interests in that fund and to divide such shares into classes. Each share of a class of a fund represents an equal proportional interest in the fund with each other share in the same class.

14.	Tax Disclosure

The Company received updated information concerning the tax character of distributions made by certain issuers during 2012, and as a result, pursuant to Section 852 of the Internal Revenue Code, has modified its reported designation of capital gain dividends for the year ended December 31, 2012, as follows:

Fund	Long Term Capital Gain Dividend
Growth & Income	$21,592,950
Diversifying Strategies	2,847,974
Mid/Small Company Index	16,455,322
Model Portfolio Conservative Growth	3,646,788
Model Portfolio Traditional Growth	16,923,609
Model Portfolio Long-Term Growth	30,487,806
Milestone Retirement Income	2,904,601
Milestone 2010	4,514,649
Milestone 2015	5,042,114
Milestone 2020	3,974,669
Milestone 2025	3,154,682
Milestone 2030	2,741,511
Milestone 2035	1,914,115
Milestone 2040	342,369
Milestone 2045	701,884
Milestone 2050	812

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited)

A.	Subadviser Fees

Presented below are the fees paid by each fund to subadvisers during the six month period ended June 30, 2013. Fees are shown as an annual percentage of average net assets under management except that the subadvisory fees for Mellon Capital Management Corporation for the Diversifying Strategies Fund are calculated based on the average net asset value of the assets allocated and assigned to it by VIA. The total dollars below represent amounts paid to subadvisers for services performed during the period July 1, 2012 through March 31, 2013.)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)	Dollars Paid
Low Duration Bond	Payden & Rygel	0.10%	$142,399
	STW Fixed Income Management LLC	0.18%	265,163

Inflation Protected Securities	Pacific Investment Management Company, LLC	0.20%	331,269
	BlackRock Financial Management, Inc.	0.10%	242,316

Equity Income	Barrow, Hanley, Mewhinney & Strauss, LLC	0.21%	740,032
	T. Rowe Price Associates, Inc.	0.32%	1,052,327
	Southeastern Asset Management, Inc.	0.52%	1,773,028

Growth & Income	Fiduciary Management, Inc.	0.29%	664,623
	T. Rowe Price Associates, Inc.	0.38%	635,553
	Wellington Management Company, LLP	0.27%	715,862

Growth	Atlanta Capital Management Company, LLC	0.30%	856,492
	Columbus Circle Investors	0.33%	800,395
	Victory Capital Management, Inc.	0.26%	613,433
	Westfield Capital Management Company, L.P.	0.33%	941,411

Select Value	Artisan Partners Limited Partnership	0.55%	333,325
	Systematic Financial Management, L.P	0.41%	250,357
	WEDGE Capital Management LLP	0.51%	319,277

Aggressive Opportunities	Southeastern Asset Management, Inc.	0.58%	441,497
	SSgA Funds Management, Inc.	0.03%	59,060
	TimesSquare Capital Management, LLC	0.50%	758,341
	Wells Capital Management Inc.	0.43%	550,181

Discovery	Payden & Rygel	0.15%	81,588
	Wellington Management Company, LLP	0.73%	393,569

International	Artisan Partners Limited Partnership	0.64%	741,434
	GlobeFlex Capital, LP	0.40%	789,117
	Mondrian Investment Partners Limited	0.43%	982,674
	Walter Scott & Partners Limited	0.54%	627,339

Diversifying Strategies	Calamos Advisors LLC	0.53%	510,655
	Mellon Capital Management Corporation (1)	0.33%	341,515
	Payden & Rygel (Enhanced Cash)	0.10%	87,136
	Payden & Rygel (Low Duration)	0.09%	159,462
	Shenkman Capital Management, Inc.	0.38%	434,276

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

Fund	Subadviser	Actual Fee as a Percentage of Average Daily Net Assets (net of any subadviser fee waivers)	Dollars Paid
Core Bond Index	Mellon Capital Management Corporation (2)	0.01%	99,439

500 Stock Index	Mellon Capital Management Corporation (2)	0.01%	35,884

Broad Market Index	Mellon Capital Management Corporation (2)	0.02%	55,122

Mid/Small Company Index	Mellon Capital Management Corporation (2)	0.02%	59,059

Overseas Equity Index	Mellon Capital Management Corporation (2)	0.04%	65,604

(1)	Effective May 1, 2011, Mellon Capital Management Corporation contractually agreed to reduce its subadvisory fee through April 30, 2014.

(2)	Effective January 18, 2013, the fee schedules charged by Mellon Capital Management Corporation for the Index Funds were amended and the percentages shown above represent a blended rate of the previous fee schedules and the new fee schedules.

B.	Directors’ Considerations of Investment Advisory and Subadvisory Agreements

The following relates to the consideration by the Board of Directors (“Directors” or “Board”) of the Company, during the period beginning January 1, 2013 through June 30, 2013, of the approval of the Master Investment Advisory Agreements (“Advisory Agreement” or “Advisory Agreements”) between VIA and each series of the Company, except the Milestone 2050 Fund (each series, a “Fund” and collectively, the “Funds”), and certain Investment Subadvisory Agreements (“Subadvisory Agreement” or “Subadvisory Agreements”) for the Funds.

Annual Consideration of the Investment Advisory Agreements and Certain Subadvisory Agreements

At a meeting held on January 18, 2013 (“January Meeting”), the Board, including a majority of the Directors who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Directors”), approved the continuance of the Advisory Agreements between VIA and each Fund. In addition, the Board, including a majority of the Independent Directors, approved the continuance of the Subadvisory Agreements with respect to the following subadvisers and Funds (may be referred to collectively as the “Sub-Advised Funds”): Artisan Partners Limited Partnership (International and Select Value Funds); Atlanta Capital Management Company, LLC (“Atlanta Capital”) (Growth Fund); Barrow, Hanley, Mewhinney & Strauss LLC (Equity Income Fund); BlackRock Financial Management, Inc. (Inflation Protected Securities Fund); Calamos Advisors LLC (Diversifying Strategies Fund); Columbus Circle Investors (Growth Fund); Fiduciary Management, Inc. (Growth & Income Fund); GlobeFlex Capital, LP (International Fund); Mellon Capital Management Corporation (“Mellon”) (Diversifying Strategies and Index Funds)1; Mondrian Investment Partners Limited (International Fund); Pacific Investment Management Company, LLC (“PIMCO”) (Inflation Protected Securities Fund); Payden & Rygel (Low Duration Bond, Discovery and Diversifying Strategies Funds); Shenkman Capital Management, Inc. (Diversifying Strategies Fund); Southeastern Asset Management Inc. (Aggressive Opportunities and Equity Income Funds); STW Fixed Income Management, LLC (Low Duration Bond Fund); Systematic Financial Management L.P. (Select Value Fund); TimesSquare Capital Management, LLC (Aggressive Opportunities Fund); T. Rowe Price Associates, Inc. (Equity Income and Growth & Income Funds); Victory Capital Management Inc. (Growth Fund); Walter Scott & Partners Limited (“Walter Scott”) (International Fund); WEDGE Capital Management LLP (Select Value Fund); Wellington Management Company, LLP (Growth & Income and Discovery Funds); and Westfield Capital Management Company, L.P. (Growth Fund).

[1]	For purposes of this discussion, the term “Index Funds” refers to the Core Bond Index Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund and Overseas Equity Index Fund.

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In reaching its decisions, the Board considered the information furnished and discussed throughout the year at regularly scheduled Board or Committee meetings, as applicable, and reviewed and considered the information provided specifically in relation to the annual consideration of the approval of the Advisory Agreements and Subadvisory Agreements.

Information furnished in connection with Board or Investment Committee meetings throughout the year included, among other things, VIA’s analysis of, and presentations given by VIA on, each Fund’s investment performance and the investment performance of the subadvisers, the strategies being used to achieve stated objectives and various reports on the monitoring of the subadvisers, compliance and other services provided by VIA and its affiliates. In preparation for the January Meeting, the Directors requested and received information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data, on: (i) the investment performance over various time periods of each Fund as compared to a group of comparable funds determined by Lipper (“Lipper peer group”)2; and (ii) the fees and expenses of each Fund as compared to a group of comparable funds determined by Lipper (“Lipper expense group”). Additionally, in response to specific requests from the Independent Directors in connection with the January Meeting, VIA furnished, and the Board considered, a wide variety of information and reports concerning VIA and the subadvisers, including: (1) the nature, extent and quality of services provided to the Funds by VIA (and its affiliates) and by the subadvisers; (2) the level of the advisory and subadvisory fees that are charged to each Fund and a comparison with the fees charged to other clients; (3) profitability information of VIA and its affiliate, Vantagepoint Transfer Agents, LLC (“VTA”), and, to the extent available, certain profitability information of the subadvisers; and (4) VIA’s and each subadviser’s compliance program. The Board also considered information related to potential “fall out” or ancillary benefits enjoyed by VIA or its affiliates and the subadvisers as a result of their relationships with the Funds. In addition to evaluating, among other things, the written information provided by VIA, the Board also considered the answers to questions posed by the Board to representatives of VIA at the January Meeting.

In considering the information and materials described above, the Independent Directors received assistance from, and met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreements and Subadvisory Agreements for all of the Funds were considered at the same Board meeting, the Directors considered each Fund separately. In view of the broad scope and variety of factors and information, the Directors did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Advisory Agreements and Subadvisory Agreements for an additional year. Rather, the approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decisions to approve the Advisory Agreements and Subadvisory Agreements.3

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services to be provided by VIA, the Directors considered the qualifications, experience and capability of VIA’s management and other personnel and the extent of care and conscientiousness with which VIA performs its duties. In this regard, the Directors considered, among other matters: (a) the asset allocation services provided, and the monitoring of the performance of the underlying funds

[2]	With respect to the Index Funds, at the request of VIA, only other passively managed (pure) index funds were included in each Fund’s Lipper peer group.

[3]	With respect to the Model Portfolio Savings Oriented Fund, the Directors considered VIA’s recommendation at the January Meeting that the Board approve the liquidation and termination of the Fund, effective in or around March 2013. At the January Meeting, the Board approved VIA’s recommendation to liquidate and terminate the Model Portfolio Savings Oriented Fund. The Model Portfolio Savings Oriented Fund was liquidated on March 22, 2013.

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performed, by VIA with respect to the Model Portfolio Funds4 and the Milestone Funds5; (b) the subadviser selection process and fee negotiation process whereby VIA seeks to achieve an appropriate and competitive level of fee and fee structure, and VIA’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure; (c) the process by which VIA evaluates and monitors the subadvisers, including with respect to portfolio security brokerage and trading practices; (d) VIA’s process for identifying instances where there may be a need to replace a subadviser, reallocate assets, or both, and its process with regard to the efficient and economical implementation of such changes; (e) the cash management services provided to the Sub-Advised Funds; and (f) the nature of the non-investment advisory services provided to the Funds, such as the supervision of the Funds’ other third-party service providers by VIA or its affiliates.

The Board also considered the nature, extent and quality of the services provided to the Funds by VIA’s affiliates, including transfer agency and distribution services. The Board took into account the types of shareholder services provided by VTA in order to satisfy the needs of the Funds’ shareholders.

In addition, the Directors considered information provided by VIA regarding the overall financial strength of VIA and its affiliates and considered the resources and staffing in place with respect to the services provided to the Funds.

With respect to the nature, extent and quality of the investment advisory services provided by each subadviser to the Sub-Advised Funds, the Directors considered each subadviser’s investment management process in managing the assets allocated to it, including the experience and capability of the subadviser’s management and other personnel responsible for the portfolio management of the applicable Fund and compliance with the Fund’s investment policies and restrictions. The Directors also considered the favorable assessment provided by VIA as to the nature and quality of the services provided by each subadviser to the Sub-Advised Funds and the ability of each subadviser to fulfill its contractual obligations with respect to the Sub-Advised Funds.

Based on the totality of the information considered, the Directors concluded that the Funds were likely to benefit from the nature, extent and quality of VIA’s and the subadvisers’ services, as applicable, as well as the services of VIA’s affiliates, and that VIA and its affiliates, as well as the subadvisers, have the ability to continue to provide these services based on their respective experience, operations and current resources.

Investment Performance

The Board placed emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Investment Committee meetings, as applicable, particular attention was given to the performance reports provided specifically in connection with the January Meeting. In particular, the Directors reviewed the performance of each Fund over a ten-year period ending June 30, 2012, or shorter period, as applicable, relative to its stated investment objective, benchmark and Lipper peer group. The Directors also considered updated performance information for each Fund relative to its benchmark and, with respect to applicable Funds, its Morningstar, Inc. (“Morningstar”) peer category (“Morningstar peer group”), through October 31, 2012.

In reviewing the performance of the Funds, the Directors considered that for each of the one-, three-, five- and ten-year cumulative periods ended June 30, 2012, or shorter period, as applicable, the performance of each of the following Funds was in one of the first three quintiles of its Lipper peer group for all of the periods reviewed: Low Duration Bond Fund; Growth & Income Fund; Select Value Fund; Discovery Fund; International Fund; 500 Stock Index Fund; Broad Market Index Fund (Class II); Mid/Small Company Index Fund (Class II); Overseas Equity Index Fund; Model Portfolio Long-Term Growth Fund; Model Portfolio All-Equity Growth Fund; Milestone 2030 Fund; Milestone 2035 Fund; Milestone 2040 Fund; and Milestone 2045 Fund. In addition, the Directors considered that for the one-, three-, five- and ten-year cumulative periods ended June 30, 2012, or shorter period, as applicable, the

[4]	For purposes of this discussion, the term “Model Portfolio Funds” refers to the Model Portfolio Savings Oriented Fund, Model Portfolio Conservative Growth Fund, Model Portfolio Traditional Growth Fund, Model Portfolio Long-Term Growth Fund and Model Portfolio All-Equity Growth Fund.

[5]	For purposes of this discussion, the term “Milestone Funds” refers to the Milestone Retirement Income Fund, Milestone 2010 Fund, Milestone 2015 Fund, Milestone 2020 Fund, Milestone 2025 Fund, Milestone 2030 Fund, Milestone 2035 Fund, Milestone 2040 Fund and Milestone 2045 Fund.

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performance of each of the following Funds was in one of the first three quintiles of its Lipper peer group for all but one of those periods: Aggressive Opportunities Fund; Diversifying Strategies Fund; Broad Market Index Fund (Class I); Model Portfolio Traditional Growth Fund; Milestone 2010 Fund; Milestone 2015 Fund; and Milestone 2025 Fund.

With regard to the performance of the Inflation Protected Securities Fund relative to its Lipper peer group, the Directors considered that the Fund’s performance was in the third and second quintiles for the one- and five-year periods ended June 30, 2012, respectively, and in the first quintile for the calendar year-to-date period ended June 30, 2012. The Directors also considered that the Fund outperformed its Morningstar peer group median for the calendar year-to-date, and the one- and five-year periods, ended October 31, 2012.

With regard to the performance of the Equity Income Fund relative to its Lipper peer group, the Directors considered that the Fund’s performance was in the third quintile for the three- and ten-year periods ended June 30, 2012, and in the second quintile for the calendar year-to-date period ended June 30, 2012. In addition, the Directors considered VIA’s explanation that the Fund’s Lipper peer group does not have a market capitalization size restriction, and the manner in which the constituent funds in the Lipper peer group achieve their investment objectives may vary widely. The Directors also considered that the Fund outperformed its Morningstar peer group median for the three-, five- and ten-year periods ended October 31, 2012.

With regard to the performance of the Growth Fund relative to its Lipper peer group, the Board considered that, in order to improve the Fund’s performance, VIA recommended, and the Board approved, changes to the subadvisory structure of the Fund, which were implemented in January 2012 and resulted in (i) the termination of three subadvisers, (ii) the hiring of two replacement subadvisers, and (iii) the reallocation of the Fund’s assets among the two remaining subadvisers and the two new subadvisers. The Directors noted that VIA considered these changes to have been beneficial to the Growth Fund since their implementation through November 28, 2012, based on the Fund’s performance versus its Morningstar peer group and benchmark during this period.

With regard to the performance of the Core Bond Index Fund and the Mid/Small Company Index Fund (Class I) relative to their respective Lipper peer groups, the Directors considered VIA’s explanation regarding the impact on the relative performance of the Class I shares of each Index Fund of including institutional share classes, which typically have lower fees, in each Fund’s Lipper peer group, as index fund performance rankings are largely driven by fees. With respect to the performance of the Core Bond Index Fund relative to its Lipper peer group, the Directors also considered that the Class II performance of the Fund was in the third quintile of its Lipper peer group for the one-year period ended June 30, 2012. With respect to the performance of the Mid/Small Company Index Fund (Class I) relative to its Lipper peer group, the Directors considered that the Class I performance of the Fund was in the first quintile for the calendar year-to-date period ended June 30, 2012, and in the second quintile of its Lipper peer group for the one- and ten-year periods ended June 30, 2012. In addition, the Board took into consideration VIA’s assessment that each of the Index Funds performed as expected relative to its benchmark when taking into account fees and expenses of the Fund.

With respect to the performance of the Model Portfolio Conservative Growth Fund relative to its Lipper peer group, the Directors considered that the Fund’s performance was in the third quintile of its Lipper peer group for the ten-year period ended June 30, 2012. The Directors also considered VIA’s explanation that the Model Portfolio Conservative Growth Fund’s performance relative to its Lipper peer group over the other periods was likely due to characteristics within the asset classes in which the Fund was invested. In addition, the Directors considered that VIA is reviewing the Model Portfolio Funds to seek to improve their risk/return profiles in order to position each Fund for improved performance on an absolute and relative basis going forward.

With respect to the Milestone Retirement Income Fund, the Directors considered that the Fund’s performance relative to its Lipper peer group was in the third quintile for the five-year and since-inception (April 2006) periods through June 30, 2012. The Directors also considered VIA’s explanation that the Milestone Retirement Income Fund’s performance relative to its Lipper peer group over the other periods was likely due to characteristics within the asset classes in which the Fund was invested.

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With respect to the Milestone 2020 Fund, the Directors considered that the Fund’s performance relative to its Lipper peer group was in the third quintile for the calendar year-to-date period ended June 30, 2012, and ranked in the second and first quintiles for the five-year and since-inception (April 2006) periods through June 30, 2012, respectively.

For the Sub-Advised Funds, the Directors also considered VIA’s assessment of the performance record of each subadviser with respect to the assets of the Fund it manages and the reasons supporting VIA’s recommendation to approve each Subadvisory Agreement for an additional one-year period.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board considered the fees payable under each Advisory Agreement and under each Subadvisory Agreement for the Sub-Advised Funds. The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels based on the Fund’s total net assets as of June 30, 2012) and actual management fee rate (which includes the effect of any fee waivers) as a percentage of total assets—these fee rates include advisory, subadvisory and administrative service fees—to other funds in its Lipper expense group.6 Based on the data provided on management fee rates, on a Fund-by-Fund basis, the Board noted that: (i) each Fund’s contractual management fee rate at a common asset level, was at or lower than the median of its Lipper expense group, except for the 500 Stock Index Fund (Class I) and the Mid/Small Company Index Fund (Class I); and (ii) the actual management fee rate of each Fund was at or lower than the median of its Lipper expense group, except for the Inflation Protected Securities Fund, Select Value Fund, Core Bond Index Fund (Class I), 500 Stock Index Fund, Broad Market Index Fund (Class I), Mid/Small Company Index Fund (Class I), and each of the Milestone Funds (other than the Milestone 2040 Fund). With respect to the Inflation Protected Securities Fund, Select Value Fund, Core Bond Index Fund, 500 Stock Index Fund, Broad Market Index Fund and Mid-Small Company Index Fund, as well as the other Sub-Advised Funds, the Directors considered that, based on the data provided, each Fund’s actual adviser fee (advisory and subadvisory fee) as a percentage of average net assets for the latest fiscal year was either at or below the median of its Lipper expense group. With respect to the Milestone Funds, the Directors noted that most of the constituent funds in the Milestone Funds’ Lipper expense group waive a portion of their management fees. In addition, the Board considered that each Fund’s actual total expense ratio was at or lower than the median of its Lipper expense group and noted VIA’s view that it is more relevant to focus on fees at the total expense level because of disparities across the funds comprising the Lipper expense groups in terms of the classification of certain fees and expenses.

The Board also reviewed the information compiled by Lipper comparing each Fund’s total expense ratio to other funds in its Lipper expense group. Based on this comparative expense data, the Board noted that the actual total expense ratio for each Fund was at or lower than the median of its Lipper expense group.

The Board also reviewed and considered information about the fee rates charged to other accounts for which VIA’s affiliate provides management and/or investment advisory services, and for which, in some cases, these services are provided in conjunction with administrative services, and took into consideration the differences in services performed for such other accounts as compared to their fee rates.

With regard to the Sub-Advised Funds, the Directors also considered VIA’s assessment, which was based in part on information provided by the subadvisers, that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for “like accounts.” For this purpose, the term “like accounts” was used by VIA generally to describe other accounts (including other registered and unregistered investment companies, as applicable) that are managed in the same investment style, with similar service requirements and with similar asset levels as the Fund’s portfolio being managed by the subadviser.

With respect to the Core Bond Index Fund, 500 Stock Index Fund, Broad Market Index Fund, Mid/Small Company Index Fund and the Overseas Equity Index Fund, the Directors considered that Mellon had agreed to,

[6]	All Lipper expense data for the Funds was based on the June 30, 2012 unaudited semi-annual report data, and actual expense data for the Funds was annualized to reflect a fiscal year end of December 31, 2012. With respect to the Sub-Advised Funds, the Lipper expense group referred to in this discussion was not limited to funds with subadvisory arrangements.

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Additional Information (Unaudited) — (Continued)

and the Board was being asked to approve at the January Meeting, an amendment to the fee schedule of each Index Fund’s Subadvisory Agreement with Mellon that would reduce the effective subadvisory fees paid to Mellon by the Index Funds at current asset levels, effective upon Board approval. In considering the amended fee schedules with Mellon, the Board took into consideration that Mellon had represented to VIA that the revised fee schedules would not affect the nature, quality or scope of the services Mellon provides to the Index Funds.

For each Sub-Advised Fund, the Directors also considered VIA’s conclusion, and the reasons supporting VIA’s conclusion, that the compensation payable to each subadviser under its respective Subadvisory Agreement is reasonable, appropriate and fair in light of the nature and quality of the services to be provided to the Fund.

The foregoing comparisons assisted the Directors in determining to approve each Advisory Agreement and Subadvisory Agreement by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis.

Profitability. The Board reviewed the materials it received from VIA regarding its revenues and expenses in connection with the services provided to each Fund and the Company as a whole. The Directors considered information regarding VTA’s revenues and expenses relating to the services it provides to each Fund and the Company as a whole. The materials provided in this regard showed, and the Directors acknowledged, that VIA and VTA experienced positive net margins with respect to certain Funds and did not experience positive net margins with respect to other Funds. The Directors also considered the overall net margin levels of VIA and VTA. With respect to the Sub-Advised Funds, the Directors reviewed the subadviser profitability information to the extent available, and took into account VIA’s on-going monitoring of the appropriateness and competitiveness of each subadvisory fee and fee structure, as well as VIA’s assessment that the subadvisory fee rate charged by each subadviser reflects the lowest available fee schedule from the subadviser for like accounts.

Economies of Scale. With respect to whether economies of scale are realized by VIA as a Fund’s assets increase and whether management fee levels reflect these economies of scale for the benefit of Fund investors, the Board considered, on a Fund-by-Fund basis, the current level of management fee charged and fee structure and concluded that VIA’s fee structure with respect to each Fund was appropriate at this time. With regard to each Sub-Advised Fund, the Directors considered that the fee schedule relating to each Subadvisory Agreement that the Board was being asked to approve (except for the Subadvisory Agreements with PIMCO (Inflation Protected Securities Fund), Atlanta Capital (Growth Fund), and Mellon (Diversifying Strategies Fund, and the amended fee schedules with Mellon for the Core Bond Index Fund and 500 Stock Index Fund)) includes breakpoints, and these Sub-Advised Funds and their shareholders will benefit from reduced subadvisory fee rates as the assets managed by the relevant subadviser increase, and that this generally represents a recognition that economies are being passed on by the subadviser to the Fund’s shareholders. The Directors also considered that each Subadvisory Agreement was the product of arm’s-length negotiations. The Directors further considered the appropriateness of each subadvisory fee structure in light of VIA’s assessment that each subadvisory fee reflects the lowest available fee schedule from the respective subadviser for like accounts.

“Fall Out” or Ancillary Benefits. The Board considered whether there were any “fall-out” or ancillary benefits that may accrue to VIA and its affiliates and the subadvisers as a result of their relationships with the Funds. The Directors considered VIA’s explanation that fall-out benefits may accrue to VIA or its affiliates as a result of research conducted and advisory services provided to the Funds, including through exposure to the Funds’ subadvisers and their investment research, insight, management styles, investment strategies, resources and personnel. The Directors also considered VIA’s explanation that the knowledge, experience and exposure gained working for the Funds and working with the subadvisers may improve the quality of advisory services provided by VIA to clients of VIA’s parent company and may enhance the experience, skills and reputations of VIA and its investment professionals within the investment management industry. With regard to the subadvisers, the Board considered that certain subadvisers may experience benefits due to their relationships with the Funds, which include reputational and marketing benefits, and may direct Fund brokerage transactions to certain brokers to obtain research and other services. However, the Directors noted that the subadvisers are required to select brokers that meet the Funds’ requirements for seeking best execution, and that VIA monitors and evaluates the subadvisers’ trade execution with respect to the Funds’ brokerage transactions on a regular basis and provides reports to the Board in this regard. The Board concluded that the benefits accruing to VIA and its affiliates and to the subadvisers by virtue of their relationships to the Funds appeared to be reasonable.

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Additional Information (Unaudited) — (Continued)

After evaluation of the performance, fee and expense information and the profitability, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by VIA and each subadviser, the Board concluded that the level of fees to be paid to VIA with respect to each Fund, and each subadviser with respect to the Sub-Advised Funds, is reasonable.

In summary, based on the various considerations discussed above, the Board determined that approval of the Advisory Agreement with respect to each Fund and the Subadvisory Agreement with respect to each Sub-Advised Fund was in the best interests of the applicable Fund. As a result, the Board, including a majority of the Independent Directors, approved each Advisory Agreement and Subadvisory Agreement.

Vantagepoint Low Duration Bond Fund

At the January Meeting, the Board, including a majority of the Independent Directors, also approved a new subadvisory agreement (“New STW Subadvisory Agreement”) with STW Fixed Income Management, LLC (“STW”), one of the subadvisers of the Low Duration Bond Fund. On December 17, 2012, STW announced that it had entered into a purchase agreement with Schroder U.S. Holdings Inc. (“Schroder US”), a subsidiary of Schroders plc, pursuant to which Schroder US agreed to acquire 100% of the outstanding interests in STW around the end of the first quarter of 2013 (the “Transaction”). Upon completion of the Transaction, STW would be wholly owned by Schroder US, resulting in a “change of control” of STW under applicable provisions of the Investment Company Act of 1940 (“1940 Act”). The 1940 Act provides that a “change of control” of a fund’s adviser or subadviser results in an “assignment,” and a consequent automatic termination, of the investment advisory agreement between the fund and the adviser or subadviser, as the case may be. Accordingly, as a result of the Transaction, the investment subadvisory agreement then in effect, among VIA, the Company and STW (“Current STW Subadvisory Agreement”) would immediately terminate. The Directors were informed that after the Transaction was completed, STW would continue to operate initially as a separate legal entity, but that STW’s operations eventually would be integrated into Schroder Investment Management North America Inc. (“SIMNA”), a registered investment advisory subsidiary of Schroder US. VIA recommended that the Directors approve at the January Meeting the New STW Subadvisory Agreement, to be effective at the closing of the Transaction, and the Directors consider at a subsequent meeting of the Board, in or around June 2013, the approval of SIMNA as a new subadviser for a Low Duration Bond Fund.

At the January Meeting, in anticipation of the Transaction and consequent immediate termination of the Current STW Subadvisory Agreement, the Board, including a majority of the Independent Directors, approved the New STW Subadvisory Agreement, with terms substantially similar to the terms of the Current STW Subadvisory Agreement. Before approving the New STW Subadvisory Agreement, the Board considered the recommendations of, and information presented by, VIA.

With respect to the Board’s consideration of the New STW Subadvisory Agreement, the Directors received written information in advance of the January Meeting from VIA, which included: (1) the factors considered by VIA, and conclusions reached by VIA as a result of the due diligence it conducted to date, relating to the Transaction and in recommending the Board approve the New STW Subadvisory Agreement; (2) the nature, extent and quality of services that STW currently provides and is expected to continue to provide after the Transaction, to the Low Duration Bond Fund; (3) STW’s experience, personnel and operations; (4) STW’s brokerage and trading policies and practices; (5) the level of the subadvisory fees to be charged to the Low Duration Bond Fund by STW and a comparison of those fees to: (a) STW’s fee schedule for managing other advisory accounts with an investment objective similar to the Fund; and (b) the fees charged to accounts with assets comparable to the amount of assets allocated to STW by a group of U.S. separate account investment managers that utilize a short duration fixed income mandate; (6) STW’s compliance program; (7) STW’s investment performance as a subadviser to the Low Duration Bond Fund as compared to a relevant benchmark and peer group; (8) STW’s representation that the pending change of control is not expected to affect the nature, scope or quality of the services STW provides to the Low Duration Bond Fund; and (9) financial information for SIMNA and Schroder US.

In considering the information and materials described above, the Independent Directors received assistance from their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements.

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Additional Information (Unaudited) — (Continued)

In determining whether to approve the New STW Subadvisory Agreement, the Directors considered the information received in advance of the January Meeting, the presentations made by, and discussions held with, the personnel of VIA, and discussions with representatives of STW and Schroder as well as a variety of factors. Although not meant to be all-inclusive, the following discusses some of the factors relevant to the Board’s decision to approve the New STW Subadvisory Agreement.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of the investment advisory services to be provided by STW to the Low Duration Bond Fund following the Transaction, the Directors considered STW’s investment management process in managing its portion of the Low Duration Bond Fund’s assets allocated to it, including the experience and capability of STW’s management and other personnel responsible for the portfolio management of the Low Duration Bond Fund. The Directors also considered STW’s representations that (i) the Transaction is not expected to adversely affect STW’s operations or investment process; (ii) the key investment advisory personnel of STW will continue to have day-to-day responsibility for the Fund; and (iii) STW intends to continue managing the Low Duration Bond Fund in the same manner as it currently does with the benefit of additional research and support resources available to the investment team as a result of the Transaction. The Directors considered that key management personnel have been offered long-term economic incentives related to the success of the integrated business for several years after the closing of the Transaction. The Directors also considered representations from STW and SIMNA that they do not expect the nature, quality or scope of services to be provided to the Low Duration Bond Fund to be affected as a result of the Transaction, and that there would be no changes to the fee charged by STW to the Low Duration Bond Fund as a result of the Transaction. Based on the information considered, the Directors concluded that the Low Duration Bond Fund was likely to continue to benefit from the nature, extent and quality of STW’s services, and that STW would have the ability to continue to provide these services after the Transaction.

Investment Performance. The Directors considered the historical data provided regarding STW’s investment performance with respect to managing the assets of the Low Duration Bond Fund versus a relevant benchmark and peer group, and VIA’s favorable assessment of such performance. The Directors concluded that the investment performance record of STW supported approval of the New STW Subadvisory Agreement.

Subadvisory Fee, Expense Ratio Impact and Economies of Scale. In evaluating the subadvisory fee, the Directors considered that the subadvisory fee payable under the New STW Subadvisory Agreement is the same as the subadvisory fee payable under the Current STW Subadvisory Agreement. The Directors also considered VIA’s assessment in connection with the Directors’ consideration of the annual approval of the Current STW Subadvisory Agreement, which was based in part on information provided by STW, that STW’s subadvisory fee for the Low Duration Bond Fund reflects the lowest available fee schedule from STW for “like accounts.” For this purpose, the term “like accounts” was used by VIA generally to describe other accounts that are managed in the same investment style, with similar service requirements and with similar asset levels as the portion of the Fund’s portfolio being managed by STW. Additionally, the Directors considered that the nature of the subadvisory services that STW was to provide to the Low Duration Bond Fund following the Transaction appeared to be comparable to those that STW currently provides to its other advisory clients, except that STW performs certain services for the Fund that it does not perform when advising unregistered funds or separate accounts. The Directors reviewed information provided by VIA (which was based on an independent third-party source) on the fees charged to accounts with assets comparable to the amount of assets allocated to STW by a group of U.S. separate account investment managers that utilize a short duration fixed income mandate. According to the information provided, the effective fee rate to be paid by the Low Duration Bond Fund to STW at asset levels as of December 31, 2012 (0.1806%) is slightly higher than the median fee charged by such managers (0.18%). The Directors considered VIA’s explanation that it believed that the fee schedule for STW is competitive and reasonable given STW’s performance for the Fund and VIA’s expectations. The foregoing comparisons assisted the Directors in considering the New STW Subadvisory Agreement by providing them with a basis for evaluating STW’s fee on a relative basis. Based on this information, the Directors concluded that STW’s subadvisory fee appeared to be within a reasonable range for the services to be provided.

The Directors also reviewed the information provided regarding the estimated profits to be realized with respect to STW’s relationship with the Low Duration Bond Fund. In considering the extent to which economies of scale may be realized by STW as the assets of the Low Duration Bond Fund to be managed by STW grow, and whether the

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Additional Information (Unaudited) — (Continued)

proposed fee levels reflect these economies, the Directors noted that the proposed fee schedule in the New STW Subadvisory Agreement includes breakpoints, whereby the Low Duration Bond Fund and its shareholders will benefit from reduced subadvisory fee rates as the assets managed by STW increase.

Other Considerations. The Directors considered the factors that VIA took into account, and the conclusions reached by VIA as a result of the due diligence it conducted to date, in deciding to recommend that the Board approve the New STW Subadvisory Agreement. The Directors also considered VIA’s assessment that the proposed fee to be paid to STW for its services to the Low Duration Bond Fund is competitive and reasonable given STW’s performance for the Fund and VIA’s expectations. The Directors concluded that VIA’s recommendations and conclusions supported approval of the New STW Subadvisory Agreement.

In considering the potential “fall-out” or ancillary benefits that may accrue to STW due to its relationship with the Low Duration Bond Fund, the Directors noted that STW does not anticipate any such benefits due to its relationship with the Low Duration Bond Fund.

Conclusion. After full consideration of the foregoing factors, with no single factor identified as being of paramount importance, the Directors, including a majority of the Independent Directors, concluded that the approval of the New STW Subadvisory Agreement was in the best interests of the Low Duration Bond Fund and its shareholders, and approved the New STW Subadvisory Agreement with STW.

Vantagepoint International Fund

At a meeting held on March 29, 2013 (“March Meeting”), VIA recommended and the Board approved an increase in the International Fund’s assets allocated to Walter Scott, a current subadviser to the Fund, in order to implement and fund a new dedicated emerging markets strategy. At the March Meeting, in connection with the implementation of the emerging markets strategy, the Board, including a majority of the Independent Directors, approved an amendment to the Subadvisory Agreement with Walter Scott (“Amended Subadvisory Agreement”), which clarified the fee schedule under the Subadvisory Agreement (as discussed below) but did not affect the rate of subadvisory fee payable to Walter Scott under the Agreement.

In considering the emerging markets strategy and the Amended Subadvisory Agreement, among other things, the Directors considered the specific investment process to be employed by Walter Scott in managing the assets of the International Fund pursuant to an emerging markets equity strategy and the information provided by VIA regarding Walter Scott’s performance record as compared to a relevant benchmark and peer group; and VIA’s review process and favorable assessment as to the nature, quality and extent of the subadvisory services expected to be provided by Walter Scott with respect to employing an emerging markets equity strategy on behalf of the International Fund. The Directors acknowledged that Walter Scott has experienced portfolio management personnel with respect to implementing an emerging markets equity strategy for the International Fund and a favorable investment performance record with respect to its emerging markets equity strategy. The Directors concluded that the nature, extent and quality of the subadvisory services expected to be provided by Walter Scott with respect to the emerging markets equity strategy were appropriate for the International Fund and Walter Scott’s historical investment performance record with respect to its emerging markets equity strategy was favorable.

With regard to the fee schedule under the Amended Subadvisory Agreement, the Directors considered the comparative fee information provided by VIA with respect to emerging markets equity mandates and VIA’s statement that it negotiated the lowest subadvisory fee schedule available from Walter Scott for like accounts (accounts of similar size and mandate) and its conclusion that the fee schedule under the Amended Subadvisory Agreement is competitive and reasonable for such a mandate. The Directors also considered that the only difference between the fee schedule under the Amended Subadvisory Agreement and the current fee schedule with Walter Scott was that language had been added to clarify that the fee schedule is applicable to all of the International Fund’s assets allocated to Walter Scott and all strategies employed by Walter Scott on behalf of the International Fund (i.e., the current international developed markets strategy and the new emerging markets strategy).

THE VANTAGEPOINT FUNDS

Additional Information (Unaudited) — (Continued)

C.	Householding

Only one copy of this Semi-Annual Report may be mailed to households, even if more than one person in a household is a shareholder of record, unless the Company has received instructions to the contrary. If you need additional copies of this Semi-Annual Report, please contact the Company toll free at 800-669-7400 or in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002. If you do not want this mailing of this Semi-Annual Report to be combined with those for other members of your household, contact the Company in writing at 777 North Capitol Street, NE, Suite 600, Washington, D.C. 20002 or toll free at 800-669-7400.

D.	Other Available Information

A description of the Company’s proxy voting policies and procedures and the proxy voting record for the six month period ended June 30, 2013 are available without charge, upon request by calling 800-669-7400, online at www.icmarc.org, or by accessing the Securities and Exchange Commission’s website at www.sec.gov.

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; the Company’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Standard & Poor’s Marks and Indexes. “Standard & Poor’s”, “S&P”, “S&P 500”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Vantagepoint Funds for the Vantagepoint 500 Stock Index Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and makes no representation regarding the advisability of investing in the Fund.

Russell Investment Group Marks and Indexes. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

1) The Vantagepoint Aggressive Opportunities Fund, Vantagepoint Broad Market Index Fund, and Vantagepoint Mid/Small Company Index Fund are not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investments (“Russell”). Russell is not responsible for and has not reviewed these Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

2) Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

3) Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEXES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—69.0%
Aerospace & Defense—0.2%
United Technologies Corp.
0.775%	06/01/2015	#	$1,285,000	$1,293,347

Auto Components—0.5%
Johnson Controls, Inc.
1.750%	03/01/2014		3,000,000	3,022,578

Automobiles—1.1%
Daimler Finance North America LLC
2.300%	01/09/2015	^	1,290,000	1,310,341
1.875%	09/15/2014	^	760,000	766,932
1.250%	01/11/2016	^	650,000	646,163
Nissan Motor Acceptance Corp.
1.950%	09/12/2017	^	650,000	646,419
1.000%	03/15/2016	^	1,115,000	1,103,532
Volkswagen International Finance NV (Netherlands)
1.625%	03/22/2015	^	1,400,000	1,416,939

				5,890,326

Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc.
0.800%	07/15/2015		610,000	610,157
Heineken NV (Netherlands)
0.800%	10/01/2015	^	250,000	248,853
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	720,000	732,043
1.850%	01/15/2015	^	590,000	598,813

				2,189,866

Biotechnology—0.4%
Amgen, Inc.
2.300%	06/15/2016		700,000	719,386
1.875%	11/15/2014		860,000	873,279
Gilead Sciences, Inc.
2.400%	12/01/2014		370,000	378,357

				1,971,022

Building Products—0.1%
Masco Corp.
4.800%	06/15/2015		465,000	478,950

Capital Markets—1.8%
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015		300,000	302,549
E*TRADE Financial Corp.
6.000%	11/15/2017		525,000	532,875
Goldman Sachs Group, Inc. (The)
1.273%	02/07/2014	#	1,430,000	1,433,940
ING Bank NV (Netherlands)
3.750%	03/07/2017	^	1,200,000	1,257,047
Morgan Stanley
1.556%	04/25/2018	#	1,610,000	1,580,865
1.523%	02/25/2016	#	1,150,000	1,147,499
Nomura Holdings, Inc. MTN (Japan)
1.722%	09/13/2016	#	1,310,000	1,309,404
TD Ameritrade Holding Corp.
4.150%	12/01/2014		1,140,000	1,194,015
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC (Australia)
5.125%	11/15/2014	^	1,170,000	1,244,425

				10,002,619

Coupon Rate	Maturity Date		Face	Value

Chemicals—0.4%
Airgas, Inc.
2.850%	10/01/2013		$460,000	$462,399
Ashland, Inc.
3.000%	03/15/2016	^	900,000	909,000
Dow Chemical Co. (The)
2.500%	02/15/2016		690,000	712,053
Ecolab, Inc.
2.375%	12/08/2014		290,000	295,869

				2,379,321

Commercial Banks—10.8%
ANZ New Zealand Int’l Ltd. (New Zealand)
1.125%	03/24/2016	^	710,000	704,926
Australia & New Zealand Banking Group Ltd. (Australia)
0.835%	05/15/2018	#†	1,380,000	1,375,726
Banco Bradesco SA (Brazil)
2.374%	05/16/2014	#^	300,000	302,856
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^†	1,180,000	1,208,025
Bancolombia SA (Colombia)
4.250%	01/12/2016	†	260,000	267,800
Bank of Ceylon (Sri Lanka)
6.875%	05/03/2017	^	840,000	851,550
Bank of Montreal MTN (Canada)
0.879%	04/09/2018	#	680,000	679,208
0.800%	11/06/2015		1,020,000	1,019,357
Bank of Nova Scotia (Canada)
1.850%	01/12/2015		950,000	964,695
0.750%	10/09/2015		1,440,000	1,434,577
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
0.723%	02/26/2016	#^	1,250,000	1,252,797
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		2,590,000	2,710,668
BB&T Corp.
0.976%	04/28/2014	#	350,000	351,416
BB&T Corp. MTN
1.600%	08/15/2017		420,000	411,143
BBVA Banco Continental SA (Peru)
2.250%	07/29/2016	^	600,000	585,000
Canadian Imperial Bank of Commerce (Canada)
0.900%	10/01/2015		1,300,000	1,301,521
CIT Group, Inc.
4.750%	02/15/2015	^	700,000	713,125
Corpbanca SA (Chile)
3.125%	01/15/2018		1,010,000	962,130
Credit Agricole SA/London (France)
1.438%	04/15/2016	#^	1,080,000	1,085,459
Danske Bank A/S (Denmark)
1.327%	04/14/2014	#^	1,450,000	1,456,486
Discover Bank
2.000%	02/21/2018		1,710,000	1,656,889
HSBC Bank plc (United Kingdom)
0.915%	05/15/2018	#^	1,340,000	1,341,587
KeyBank NA, Bank Note
4.950%	09/15/2015		520,000	560,467
KeyCorp MTN
3.750%	08/13/2015		560,000	590,070
National Australia Bank Ltd. (Australia)
0.900%	01/20/2016	†	1,500,000	1,490,584
National Bank of Canada (Canada)
1.500%	06/26/2015		780,000	789,672
Nordea Bank AB (Sweden)
0.875%	05/13/2016	^	1,490,000	1,474,617

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015	^	$700,000	$709,409
Regions Financial Corp.
2.000%	05/15/2018		920,000	870,682
Royal Bank of Scotland Group plc (United Kingdom)
2.550%	09/18/2015		445,000	452,700
Royal Bank of Scotland plc (The) (United Kingdom)
4.375%	03/16/2016		274,000	290,219
3.950%	09/21/2015		4,990,000	5,214,550
Santander US Debt SAU (Spain)
3.781%	10/07/2015	^	900,000	917,853
SpareBank 1 Boligkreditt AS (Norway)
1.250%	05/02/2018	^†	1,000,000	956,693
Standard Chartered plc (United Kingdom)
3.200%	05/12/2016	^	3,800,000	3,978,509
Sumitomo Mitsui Banking Corp. (Japan)
0.900%	01/18/2016	†	480,000	475,580
Svenska Handelsbanken AB (Sweden)
0.722%	03/21/2016	#	1,500,000	1,501,028
Toronto-Dominion Bank (The) MTN (Canada)
2.500%	07/14/2016		3,850,000	3,993,921
1.400%	04/30/2018		170,000	165,194
Union Bank NA, Bank Note
2.125%	12/16/2013		1,380,000	1,388,912
US Bancorp
4.200%	05/15/2014		1,300,000	1,342,615
US Bank NA, Bank Note
0.557%	10/14/2014	#	690,000	691,454
Wachovia Bank NA, Bank Note
4.800%	11/01/2014		1,385,000	1,458,253
Wells Fargo & Co.
0.906%	04/23/2018	#	250,000	249,005
Wells Fargo & Co. MTN
2.100%	05/08/2017		6,500,000	6,529,250
Westpac Banking Corp. MTN (Australia)
0.950%	01/12/2016		1,460,000	1,455,671

				60,183,849

Communications Equipment—0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		370,000	364,504

Computers & Peripherals—2.3%
Apple, Inc.
1.000%	05/03/2018		685,000	658,576
0.523%	05/03/2018	#	1,410,000	1,405,630
0.450%	05/03/2016		610,000	603,873
Hewlett-Packard Co.
3.000%	09/15/2016		4,436,000	4,558,952
2.650%	06/01/2016		750,000	765,010
2.350%	03/15/2015		1,100,000	1,116,235
1.550%	05/30/2014	†	3,660,000	3,677,579

				12,785,855

Consumer Finance—6.2%
Ally Financial, Inc.
4.625%	06/26/2015		1,300,000	1,333,170
American Express Co.
0.863%	05/22/2018	#	1,410,000	1,409,846

Coupon Rate	Maturity Date		Face	Value

American Express Credit Corp. MTN
5.125%	08/25/2014		$3,177,000	$3,330,678
2.750%	09/15/2015		2,500,000	2,594,547
1.750%	06/12/2015		2,975,000	3,016,805
American Honda Finance Corp.
1.450%	02/27/2015	^	1,190,000	1,202,705
0.648%	05/26/2016	#^	200,000	199,827
Capital One Financial Corp.
7.375%	05/23/2014		3,630,000	3,837,222
2.125%	07/15/2014		860,000	870,301
Caterpillar Financial Services Corp.
0.700%	11/06/2015		1,270,000	1,268,023
Ford Motor Credit Co. LLC
3.875%	01/15/2015		1,280,000	1,319,844
1.525%	05/09/2016	#	690,000	695,307
General Motors Financial Co., Inc.
4.750%	08/15/2017	^	990,000	1,019,700
2.750%	05/15/2016	^	500,000	492,813
HSBC Finance Corp.
0.705%	06/01/2016	#	5,347,000	5,304,957
HSBC USA, Inc.
2.375%	02/13/2015		595,000	608,260
Hyundai Capital America
1.625%	10/02/2015	^	580,000	578,440
International Lease Finance Corp.
4.875%	04/01/2015		690,000	703,800
2.224%	06/15/2016	#	1,295,000	1,291,763
John Deere Capital Corp. MTN
2.950%	03/09/2015		1,210,000	1,256,154
PACCAR Financial Corp. MTN
1.050%	06/05/2015		280,000	282,044
0.800%	02/08/2016		300,000	297,554
RCI Banque SA (France)
2.148%	04/11/2014	#^	1,900,000	1,904,294

				34,818,054

Diversified Financial Services—10.4%
Bank of America Corp.
6.500%	08/01/2016		6,600,000	7,446,404
3.700%	09/01/2015		635,000	662,278
Bank of America Corp. MTN
1.343%	03/22/2018	#	1,480,000	1,466,236
1.250%	01/11/2016		790,000	779,538
Bank of America Corp., Series L MTN
5.650%	05/01/2018		1,650,000	1,835,072
Bank of America Corp., Series 1
3.750%	07/12/2016		520,000	545,497
Citigroup, Inc.
6.010%	01/15/2015		2,370,000	2,531,918
6.000%	12/13/2013		2,004,000	2,050,781
4.450%	01/10/2017		1,545,000	1,655,723
1.300%	04/01/2016		2,189,000	2,164,481
1.064%	04/01/2016	#	1,320,000	1,324,126
CNH Capital LLC, Series WI
3.875%	11/01/2015		1,035,000	1,045,350
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.375%	01/19/2017		7,887,000	8,290,081
ERAC USA Finance LLC
2.250%	01/10/2014	^	550,000	554,191
1.400%	04/15/2016	^	230,000	228,445
GE Capital UK Funding MTN (Ireland)
0.659%	03/20/2017	#	GBP 700,000	1,033,869

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
General Electric Capital Corp.
5.900%	05/13/2014		$680,000	$712,262
2.150%	01/09/2015		1,290,000	1,315,863
1.625%	07/02/2015		1,350,000	1,366,451
0.659%	01/09/2015	#	2,082,000	2,086,572
General Electric Capital Corp. MTN
1.145%	05/09/2016	#†	5,675,000	5,750,994
General Electric Capital Corp., Series A
3.750%	11/14/2014		1,130,000	1,174,693
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	420,000	419,479
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	480,000	467,255
JPMorgan Chase & Co.
3.150%	07/05/2016		8,090,000	8,408,301
1.176%	01/25/2018	#	750,000	749,180
JPMorgan Chase & Co. MTN
1.875%	03/20/2015		1,230,000	1,244,933
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,040,000	1,072,731

				58,382,704

Diversified Telecommunication Services—5.6%
AT&T, Inc.
0.900%	02/12/2016		7,869,000	7,814,704
0.875%	02/13/2015		620,000	620,572
0.660%	02/12/2016	#	1,170,000	1,164,298
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016		320,000	321,637
Deutsche Telekom International Finance BV (Netherlands)
3.125%	04/11/2016	^	5,195,000	5,423,419
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		280,000	283,535
5.250%	10/01/2015		1,986,000	2,087,234
Telefonica Emisiones SAU (Spain)
4.949%	01/15/2015		4,000,000	4,180,908
Verizon Communications, Inc.
1.250%	11/03/2014		1,680,000	1,690,735
0.886%	03/28/2014	#	3,595,000	3,606,253
0.700%	11/02/2015		2,630,000	2,613,841
Vivendi SA (France)
2.400%	04/10/2015	^	360,000	366,812
Windstream Corp.
8.125%	08/01/2013		190,000	190,997
7.875%	11/01/2017		880,000	970,200

				31,335,145

Electric Utilities—1.7%
Enel Finance International NV (Netherlands)
3.875%	10/07/2014	^	6,034,000	6,180,602
Georgia Power Co.
1.300%	09/15/2013		1,100,000	1,101,948
0.593%	03/15/2016	#	1,394,000	1,395,697
NextEra Energy Capital Holdings, Inc.
1.611%	06/01/2014		520,000	524,384
1.200%	06/01/2015		210,000	211,162

				9,413,793

Coupon Rate	Maturity Date		Face	Value

Electronic Equipment, Instruments & Components—0.3%
Tech Data Corp.
3.750%	09/21/2017		$1,440,000	$1,464,257

Energy Equipment & Services—0.1%
National Oilwell Varco, Inc.
1.350%	12/01/2017		830,000	809,470

Food & Staples Retailing—1.0%
Kroger Co. (The)
2.200%	01/15/2017		650,000	653,135
Tesco plc (United Kingdom)
5.500%	11/15/2017	^	2,300,000	2,588,588
2.000%	12/05/2014	^	1,300,000	1,317,068
Walgreen Co.
1.000%	03/13/2015		570,000	572,037
0.772%	03/13/2014	#	320,000	320,355
Woolworths Ltd. (Australia)
2.550%	09/22/2015	^	58,000	59,920

				5,511,103

Food Products—0.8%
ConAgra Foods, Inc.
1.350%	09/10/2015		200,000	201,478
1.300%	01/25/2016		300,000	300,684
Ingredion, Inc.
3.200%	11/01/2015		310,000	324,135
Kraft Foods Group, Inc.
1.625%	06/04/2015		440,000	444,902
Mondelez International, Inc.
5.250%	10/01/2013		340,000	344,008
Want Want China Finance Ltd. (Cayman Islands)
1.875%	05/14/2018	^	680,000	638,105
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^	2,190,000	2,248,179

				4,501,491

Gas Utilities—0.2%
Sabine Pass LNG LP
7.500%	11/30/2016		1,010,000	1,092,063

Health Care Equipment & Supplies—0.4%
Baxter International, Inc.
0.950%	06/01/2016		260,000	258,965
Covidien International Finance SA (Luxembourg)
1.350%	05/29/2015		350,000	353,186
DENTSPLY International, Inc.
1.775%	08/15/2013	#	800,000	801,079
Stryker Corp.
3.000%	01/15/2015		680,000	704,264

				2,117,494

Health Care Providers & Services—2.1%
Express Scripts Holding Co., Series WI
2.750%	11/21/2014		1,300,000	1,329,048
HCA, Inc.
6.750%	07/15/2013		225,000	225,470
Quest Diagnostics, Inc.
1.123%	03/24/2014	#	410,000	411,648
UnitedHealth Group, Inc.
1.400%	10/15/2017		270,000	265,371
0.850%	10/15/2015		1,358,000	1,360,540

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
WellPoint, Inc.
5.000%	12/15/2014		$2,000,000	$2,115,550
2.375%	02/15/2017		5,430,000	5,482,128
1.250%	09/10/2015		550,000	551,216

				11,740,971

Hotels, Restaurants & Leisure—0.0%
Carnival Corp. (Panama)
1.875%	12/15/2017		280,000	270,744

Household Durables—0.1%
Lennar Corp.
4.750%	12/15/2017		300,000	301,500

Independent Power Producers & Energy Traders—1.0%
Exelon Generation Co. LLC
5.350%	01/15/2014		5,345,000	5,474,386

Insurance—3.0%
Aflac, Inc.
3.450%	08/15/2015	†	2,937,000	3,089,395
Allstate Corp. (The)
6.200%	05/16/2014		800,000	838,877
American International Group, Inc.
3.000%	03/20/2015		700,000	721,701
2.375%	08/24/2015		400,000	406,521
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		510,000	533,474
MetLife, Inc.
2.375%	02/06/2014		450,000	454,994
Principal Life Global Funding II
1.000%	12/11/2015	^	660,000	660,521
Prudential Covered Trust, Series 2012-1
2.997%	09/30/2015	^	2,047,500	2,114,003
Prudential Financial, Inc. MTN
6.100%	06/15/2017		2,500,000	2,852,890
3.875%	01/14/2015		1,951,000	2,033,332
Prudential Financial, Inc., Series B MTN
4.750%	04/01/2014		820,000	844,470
Prudential Financial, Inc., Series C MTN
4.750%	06/13/2015		2,290,000	2,444,067

				16,994,245

Internet & Catalog Retail—0.2%
Amazon.com, Inc.
0.650%	11/27/2015	†	1,150,000	1,147,073

Internet Software & Services—0.1%
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017		500,000	487,645

IT Services—0.3%
Computer Sciences Corp.
2.500%	09/15/2015		270,000	275,423
Fidelity National Information Services, Inc.
2.000%	04/15/2018		380,000	367,174
Total System Services, Inc.
2.375%	06/01/2018		1,320,000	1,280,344

				1,922,941

Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc.
2.500%	07/15/2013		470,000	470,363

Coupon Rate	Maturity Date		Face	Value

Life Technologies Corp.
3.500%	01/15/2016		$1,300,000	$1,353,850

				1,824,213

Machinery—0.1%
Eaton Corp.
0.950%	11/02/2015	^	560,000	558,107
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		270,000	272,040

				830,147

Marine—0.1%
Far East Capital Ltd. SA (Luxembourg)
8.000%	05/02/2018	^	600,000	555,000

Media—2.1%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		560,000	586,205
3.125%	02/15/2016		500,000	519,207
DISH DBS Corp.
4.625%	07/15/2017		1,000,000	1,010,000
NBCUniversal Enterprise, Inc.
0.965%	04/15/2018	#^	600,000	605,930
Time Warner Cable, Inc.
8.250%	02/14/2014		2,200,000	2,301,178
6.200%	07/01/2013		5,500,000	5,500,770
Time Warner, Inc.
3.150%	07/15/2015		440,000	459,837
Viacom, Inc.
4.375%	09/15/2014		700,000	730,016

				11,713,143

Metals & Mining—4.1%
Anglo American Capital plc (United Kingdom)
2.625%	09/27/2017	^	2,150,000	2,098,224
ArcelorMittal (Luxembourg)
4.250%	08/05/2015	†	1,000,000	1,013,750
Barrick Gold Corp. (Canada)
1.750%	05/30/2014		510,000	510,637
Barrick North America Finance LLC
6.800%	09/15/2018		4,056,000	4,299,182
BHP Billiton Finance USA Ltd. (Australia)
0.544%	02/18/2014	#	2,704,000	2,709,508
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^†	720,000	703,800
Freeport-McMoRan Copper & Gold, Inc.
2.150%	03/01/2017		270,000	264,504
1.400%	02/13/2015		300,000	298,730
Rio Tinto Finance USA Ltd. (Australia)
8.950%	05/01/2014		2,875,000	3,064,425
1.875%	11/02/2015		3,435,000	3,486,748
Rio Tinto Finance USA plc (United Kingdom)
1.125%	03/20/2015		700,000	700,226
Xstrata Finance Canada Ltd. (Canada)
2.850%	11/10/2014	^	1,765,000	1,797,402
2.700%	10/25/2017	^	2,220,000	2,155,096

				23,102,232

Multi-Utilities—0.5%
Sempra Energy
1.033%	03/15/2014	#	2,661,000	2,670,210

Oil, Gas & Consumable Fuels—3.6%
BP Capital Markets plc (United Kingdom)
3.875%	03/10/2015		700,000	735,523

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
1.375%	05/10/2018		$4,280,000	$4,130,264
0.785%	05/10/2018	#	240,000	234,531
0.700%	11/06/2015		1,070,000	1,066,603
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016		620,000	610,381
ConocoPhillips
4.600%	01/15/2015		455,000	482,613
CONSOL Energy, Inc.
8.000%	04/01/2017		200,000	211,500
Enterprise Products Operating LLC
1.250%	08/13/2015		280,000	281,065
Marathon Oil Corp.
0.900%	11/01/2015		630,000	626,863
Murphy Oil Corp.
2.500%	12/01/2017		430,000	424,542
Petrohawk Energy Corp.
7.875%	06/01/2015		1,000,000	1,021,750
Phillips 66
1.950%	03/05/2015		270,000	274,300
Phillips 66, Series WI
2.950%	05/01/2017		270,000	278,518
Plains Exploration & Production Co.
6.500%	11/15/2020		615,000	652,765
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	680,000	676,600
Sinopec Capital 2013 Ltd. (Virgin Islands, British)
1.250%	04/24/2016	^	630,000	623,636
Statoil ASA (Norway)
1.200%	01/17/2018		1,400,000	1,363,083
0.565%	05/15/2018	#	2,285,000	2,288,855
Tesoro Corp.
4.250%	10/01/2017		700,000	721,000
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		550,000	576,666
0.953%	06/30/2016	#	1,960,000	1,964,684
WPX Energy, Inc.
5.250%	01/15/2017		990,000	1,019,700

				20,265,442

Pharmaceuticals—1.6%
AbbVie, Inc.
1.750%	11/06/2017	^	1,450,000	1,422,065
1.033%	11/06/2015	#^	4,100,000	4,141,582
Merck & Co., Inc.
0.634%	05/18/2018	#	1,120,000	1,119,188
Mylan, Inc.
1.800%	06/24/2016	^	200,000	198,000
Novartis Capital Corp.
4.125%	02/10/2014		1,170,000	1,195,784
Valeant Pharmaceuticals International
6.500%	07/15/2016	^	720,000	745,200

				8,821,819

Professional Services—0.0%
Equifax, Inc.
4.450%	12/01/2014		240,000	250,820

Real Estate Investment Trusts (REITs)—0.9%
Digital Realty Trust LP
4.500%	07/15/2015		550,000	577,274

Coupon Rate	Maturity Date		Face	Value

Duke Realty LP
5.400%	08/15/2014		$560,000	$585,701
HCP, Inc.
2.700%	02/01/2014		1,410,000	1,424,283
Health Care REIT, Inc.
6.000%	11/15/2013		810,000	825,353
3.625%	03/15/2016		440,000	461,665
Simon Property Group LP
4.200%	02/01/2015		210,000	218,823
Vornado Realty LP
4.250%	04/01/2015		1,080,000	1,124,756

				5,217,855

Road & Rail—0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	^†	760,000	767,600
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		850,000	886,664
Kansas City Southern de Mexico SA de CV (Mexico)
2.350%	05/15/2020	^	570,000	552,317
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.125%	05/11/2015	^	800,000	827,015
2.500%	03/15/2016	^	620,000	631,062
Ryder System, Inc. MTN
2.500%	03/01/2017		540,000	542,434

				4,207,092

Semiconductors & Semiconductor Equipment—0.1%
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	410,000	395,177

Software—0.1%
Autodesk, Inc.
1.950%	12/15/2017		430,000	419,960

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.
5.000%	06/19/2017		690,000	725,761

Tobacco—1.2%
Altria Group, Inc.
8.500%	11/10/2013		5,319,000	5,465,187
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^	800,000	806,731
Reynolds American, Inc.
1.050%	10/30/2015		290,000	290,084

				6,562,002

Trading Companies & Distributors—0.7%
Aviation Capital Group Corp.
4.625%	01/31/2018	^	430,000	423,753
Glencore Funding LLC
2.500%	01/15/2019	^	2,636,000	2,387,837
1.574%	01/15/2019	#^	1,230,000	1,144,681

				3,956,271

Transportation Infrastructure—0.6%
Heathrow Funding Ltd. (Jersey, Channel Islands)
2.500%	06/25/2015	^	3,500,000	3,557,432

Wireless Telecommunication Services—0.5%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		300,000	311,132
SBA Communications Corp.
5.625%	10/01/2019	^	430,000	427,313

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face		Value

CORPORATE OBLIGATIONS—(Continued)
Softbank Corp. (Japan)
4.625%	04/15/2020	^	EUR	300,000	$387,444
4.500%	04/15/2020	^		$460,000	443,440
Vodafone Group plc (United Kingdom)
0.659%	02/19/2016	#		1,210,000	1,211,608

					2,780,937

TOTAL CORPORATE OBLIGATIONS
(Cost $383,769,794)					386,202,829

FLOATING RATE LOANS—0.2%**
H.J. Heinz Co. 1st Lien Term Loan B2
3.500%	03/27/2020			260,000	260,281
Leap Wireless Inc. Term Loan C
4.750%	01/01/2020			1,050,000	1,043,763

TOTAL FLOATING RATE LOANS
(Cost $1,314,479)					1,304,044

MORTGAGE-BACKED SECURITIES—5.5%
Non-Agency Mortgage-Backed Securities— 3.5%
Banc of America Mortgage Trust, Series 2004-L, Class 1A1
3.112%	01/25/2035	#		533,616	528,053
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^		1,506,358	1,435,253
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR3, Class A3
1.550%	05/25/2043	#^		747,919	733,105
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.677%	10/18/2054	#^		2,250,000	2,281,839
GSAMP Trust, Series 2004-SEA2, Class M1
0.843%	03/25/2034	#		1,500,000	1,486,594
HarborView Mortgage Loan Trust, Series 2005-14, Class 3A1A
2.933%	12/19/2035	#		2,067,900	1,710,393
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^		1,024,653	1,030,750
MLCC Mortgage Investors Trust, Series 2004-1, Class 2A2
2.266%	12/25/2034	#		1,171,246	1,190,749
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
2.587%	04/25/2034	#		172,644	170,654
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#		1,399,835	1,383,071
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#		1,226,366	1,209,557
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#		1,243,345	1,200,751
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#		1,081,271	1,081,633

Coupon Rate	Maturity Date		Face	Value

Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	$928,206	$933,310
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	1,529,128	1,533,007
Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 2A1
2.086%	10/19/2034	#	503,174	303,408
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.798%	03/25/2044	#	458,236	453,437
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.626%	09/25/2034	#	1,085,543	891,117

				19,556,681

U.S. Government Agency Mortgage-Backed Securities—2.0%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	1,115,113	1,159,717
Federal National Mortgage Association
3.145%	07/01/2041	#	2,942,244	3,077,091
3.028%	06/01/2041	#	1,762,405	1,842,072
2.606%	10/01/2034	#	1,047,430	1,114,548
2.543%	09/01/2034	#	106,211	112,048
2.540%	09/01/2034	#	144,385	152,481
2.419%	10/01/2034	#	189,013	201,322
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		243,835	244,445
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.753%	12/08/2020	#	3,154,976	3,166,650

				11,070,374

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $31,328,421)				30,627,055

U.S. TREASURY OBLIGATIONS—11.1%
U.S. Treasury Notes—11.1%
U.S. Treasury Note
1.250%	10/31/2015		7,020,000	7,149,982
0.875%	11/30/2016		22,450,000	22,467,533
0.500%	06/15/2016		2,755,000	2,743,592
0.375%	03/15/2016	‡‡	1,115,000	1,109,164
0.375%	06/30/2015-
	01/15/2016		11,300,000	11,263,426
0.250%	05/15/2016	†	4,000,000	3,957,812
0.250%	04/30/2014-
	04/15/2016		13,405,000	13,349,097

				62,040,606

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $62,280,674)				62,040,606

GOVERNMENT RELATED OBLIGATIONS—3.6%
U.S. Government Agencies—0.6%
Federal National Mortgage Association
0.500%	03/30/2016		3,210,000	3,194,184

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
Non-U.S. Government Agencies—0.2%
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^	$500,000	$515,625
Petrobras International Finance Co. (Cayman Islands)
2.875%	02/06/2015		410,000	414,720

				930,345

Sovereign Debt—0.4%
Panama Government International Bond (Panama)
7.250%	03/15/2015		393,000	430,335
Qatar Government International Bond (Qatar)
3.125%	01/20/2017	^	780,000	810,225
South Africa Government International Bond (South Africa)
6.500%	06/02/2014		880,000	920,920

				2,161,480

Supranational—1.0%
European Investment Bank
1.125%	04/15/2015		5,555,000	5,620,477

U.S. Municipal Bonds—1.4%
California General Obligation Bonds (California)
5.450%	04/01/2015		3,635,000	3,911,987
5.250%	04/01/2014		1,655,000	1,714,216
1.050%	02/01/2016		755,000	755,763
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds (Florida)
2.995%	07/01/2020		1,040,000	975,562
1.298%	07/01/2016		810,000	804,281

				8,161,809

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $19,656,003)				20,068,295

ASSET-BACKED SECURITIES—6.7%
Automobiles—2.8%
Ally Master Owner Trust Series 2013-2, Class A
0.642%	04/15/2018	#	1,600,000	1,593,083
Ally Master Owner Trust Series 2013-1, Class A1
0.642%	02/15/2018	#	1,300,000	1,295,036
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		330,000	324,077
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		330,000	326,122
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	2,349,129	2,352,004
Ford Credit Auto Owner Trust Series 2013-A, Class A3
0.550%	07/15/2017		3,500,000	3,494,533
Ford Credit Auto Owner Trust Series 2009-D, Class A4
2.980%	08/15/2014		194,257	194,662
Honda Auto Receivables Owner Trust Series 2011-1, Class A3
1.130%	10/15/2014		429,889	430,269

Coupon Rate	Maturity Date		Face	Value

Nissan Auto Receivables Owner Trust Series 2011-A, Class A4
1.940%	09/15/2017		$1,491,000	$1,514,807
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.493%	02/15/2018	#	3,150,000	3,135,452
World Omni Master Owner Trust Series 2013-1, Class A
0.542%	02/15/2018	#^	950,000	945,867

				15,605,912

Credit Card—3.3%
American Express Credit Account Master Trust Series 2008-5, Class A
0.992%	03/15/2016	#	4,550,000	4,553,761
Chase Issuance Trust Series 2006-A2
5.160%	04/16/2018		2,114,000	2,344,669
Citibank Credit Card Issuance Trust Series 2008-A2, Class A2
1.343%	01/23/2020	#	3,300,000	3,418,988
Citibank Credit Card Issuance Trust Series 2006-A3, Class A3
5.300%	03/15/2018		960,000	1,070,513
Discover Card Execution Note Trust Series 2012-A1, Class A1
0.810%	08/15/2017		1,450,000	1,453,060
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		2,000,000	2,009,214
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
0.893%	02/15/2017	#^	2,700,000	2,704,424
Penarth Master Issuer plc (United Kingdom) Series 2012-1A, Class A1
0.763%	03/18/2014	#^	780,000	781,506

				18,336,135

Other—0.6%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		2,057,949	2,060,134
Great America Leasing Receivables Series 2013-1, Class C
1.830%	06/17/2019	^	250,000	246,488
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015	^	1,323,438	1,326,000

				3,632,622

TOTAL ASSET-BACKED SECURITIES
(Cost $37,665,282)				37,574,669

			Shares	Value
MONEY MARKET FUNDS—6.3%
Institutional Money Market Funds—6.3%
Dreyfus Institutional Cash Advantage Fund, 0.04%		††¥	2,500,000	2,500,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%			¥20,387,091	20,387,091

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund

		Shares	Value

MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%	††¥	2,578,515	$2,578,515
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.08%	††¥	2,500,000	2,500,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.09%	††¥	2,500,000	2,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.10%	††¥	2,500,000	2,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.08%	††¥	2,500,000	2,500,000

TOTAL MONEY MARKET FUNDS
(Cost $35,465,606)			35,465,606

TOTAL INVESTMENTS—102.4%
(Cost $571,480,259)			573,283,104
Other assets less liabilities—(2.4%)			(13,410,587)

NET ASSETS—100.0%			$559,872,517

Notes to the Schedule of Investments:

EUR	European Monetary Unit
GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $104,905,329, which represents 18.7% of Net Assets. The illiquid 144A securities represented 0.4% of Net Assets, and 2.3% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Inflation Protected Securities Fund

Coupon Rate	Maturity Date			Face	Value

CORPORATE OBLIGATIONS—1.4%
Capital Markets—0.0%
Bear Stearns Cos. LLC (The), Series CPI MTN
3.270%	03/10/2014		#	$380,000	$383,317

Consumer Finance—1.4%
HSBC Finance Corp.
0.527%	01/15/2014		#	4,900,000	4,895,963
SLM Corp. MTN
6.250%	01/25/2016			2,400,000	2,553,000
5.050%	11/14/2014			500,000	512,500

					7,961,463

TOTAL CORPORATE OBLIGATIONS
(Cost $8,135,711)					8,344,780

MORTGAGE-BACKED SECURITIES—0.5%
U.S. Government Agency Mortgage-Backed Securities— 0.5%
Federal National Mortgage Association TBA
3.000%	08/25/2043
(Cost $2,873,437)				3,000,000	2,924,062

U.S. TREASURY OBLIGATIONS—95.5%
U.S. Treasury Bills—0.3%
U.S. Treasury Bill
0.123%	05/01/2014			1,400,000	1,398,625
0.061%	05/29/2014			200,000	199,776
0.000%	06/26/2014			100,000	99,859

					1,698,260

U.S. Treasury Inflation Protected Securities Bonds—34.0%
U.S. Treasury Bond
3.875%	04/15/2029			8,340,000	17,033,417
3.625%	04/15/2028			7,975,000	15,941,973
3.375%	04/15/2032			869,100	1,602,772
2.500%	01/15/2029			13,590,000	18,184,435
2.375%	01/15/2025 01/15/2027	-		45,712,400	66,537,316
2.125%	02/15/2041			5,895,300	7,642,585
2.120%	02/15/2040			4,449,800	5,831,497
2.000%	01/15/2026			18,385,000	24,917,454
1.750%	01/15/2028			16,020,000	19,959,620
0.750%	02/15/2042			9,544,500	8,677,176
0.625%	02/15/2043			10,515,000	8,974,002

					195,302,247

U.S. Treasury Inflation Protected Securities Notes—58.7%
U.S. Treasury Note
2.625%	07/15/2017			19,000,000	24,199,840
2.500%	07/15/2016			7,124,800	9,073,354
2.375%	01/15/2017			10,000	12,789
2.125%	01/15/2019			1,992,600	2,442,515
2.000%	07/15/2014 01/15/2016	-		14,813,500	18,765,070
1.875%	07/15/2015 07/15/2019	-		15,191,900	19,033,379

Coupon Rate	Maturity Date			Face	Value

1.625%	01/15/2015 01/15/2018	-		$6,400,000	$8,103,534
1.375%	07/15/2018 01/15/2020	-		7,889,800	9,265,477
1.250%	04/15/2014 07/15/2020	-		27,115,000	31,197,173
1.125%	01/15/2021			26,890,000	30,604,762
0.625%	07/15/2021			20,299,500	21,642,658
0.500%	04/15/2015			16,626,700	18,296,048
0.125%	04/15/2016 01/15/2023	-		141,387,300	145,158,063

					337,794,662

U.S. Treasury Notes—2.5%
U.S. Treasury Note
2.000%	02/15/2023			5,700,000	5,486,250
1.250%	04/15/2014			100,000	100,853
1.000%	05/15/2014			500,000	503,574
0.250%	03/31/2014 04/30/2014	-		8,500,000	8,506,146

					14,596,823

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $550,341,412)					549,391,992

GOVERNMENT RELATED OBLIGATIONS—0.6%
U.S. Government Agencies—0.2%
Federal Home Loan Bank
0.070%	08/09/2013			300,000	299,977
New Valley Generation I, Series 2000-1
7.299%	03/15/2019			661,818	771,890

					1,071,867

Non-U.S. Government Agencies—0.4%
Export-Import Bank of Korea (Korea, Republic of)
4.000%	01/29/2021			1,200,000	1,196,050
Petrobras International Finance Co. (Cayman Islands)
3.875%	01/27/2016			900,000	930,443

					2,126,493

Supranational—0.0%
International Bank for Reconstruction & Development, Series CPI
2.063%	12/10/2013		#	275,000	272,044

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $3,447,273)					3,470,404

ASSET-BACKED SECURITIES—0.5%
Home Equity—0.2%
Argent Securities, Inc. Series 2005-W2, Class A2B1
0.393%	10/25/2035		#	128,563	127,119
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11, Class A2D
0.533%	11/25/2035		#	1,134,783	1,092,818
Saxon Asset Securities Trust Series 2003-1, Class AF7
4.034%	06/25/2033			106,803	108,543

					1,328,480

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Inflation Protected Securities Fund

Coupon Rate	Maturity Date		Face	Value

ASSET-BACKED SECURITIES—(Continued)
Manufactured Housing—0.1%
Conseco Finance Securitizations Corp. Series 2002-1, Class A
6.681%	12/01/2033	#	$477,129	$490,408

Other—0.0%
Park Place Securities, Inc. Series 2004-WWF1, Class M2
1.213%	12/25/2034	#	180,972	180,771

Student Loan—0.2%
North Carolina State Education Assistance Authority Series 2011-2, Class A1
0.726%	10/26/2020	#	269,410	269,655
South Carolina Student Loan Corp. Series 2010-1, Class A1
0.726%	01/25/2021	#	565,354	566,021

				835,676

TOTAL ASSET-BACKED SECURITIES
(Cost $2,683,935)				2,835,335

			Contracts	Value
PURCHASED OPTIONS—0.1%
Put—U.S. Long Bond, Expires 08/23/2013, Strike $142.00
(Cost $126,099)			48	316,500

Coupon Rate	Maturity Date		Face	Value
CERTIFICATES OF DEPOSITS—0.1%
Commercial Banks—0.1%
Dexia Credit Local S.A., Series YCD (France)
1.650%	09/12/2013
(Cost $700,000)			$700,000	701,400

	Shares	Value

MONEY MARKET FUNDS—1.4%
Institutional Money Market Fund—1.4%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12% ¥
(Cost $7,783,100)	7,783,100	$7,783,100

TOTAL INVESTMENTS—100.1%
(Cost $576,090,967)		575,767,573
Other assets less liabilities—(0.1%)		(569,132)

NET ASSETS—100.0%		$575,198,441

Notes to the Schedule of Investments:

MTN	Medium Term Note
TBA	Security is subject to delayed delivery.
#	Rate is subject to change. Rate shown reflects current rate.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—92.0%
Aerospace & Defense—2.9%
Boeing Co. (The)		73,900	$7,570,316
General Dynamics Corp.		125,600	9,838,248
Honeywell International, Inc.		377,000	29,911,180
Lockheed Martin Corp.		32,100	3,481,566
Raytheon Co.		183,700	12,146,244

			62,947,554

Air Freight & Logistics—2.4%
FedEx Corp.		446,200	43,986,396
United Parcel Service, Inc., Class B		86,500	7,480,520

			51,466,916

Airlines—0.3%
United Continental Holdings, Inc.	*	205,600	6,433,224

Auto Components—0.7%
Delphi Automotive plc (United Kingdom)		205,400	10,411,726
Johnson Controls, Inc.		117,700	4,212,483

			14,624,209

Automobiles—0.2%
Ford Motor Co.		277,500	4,292,925

Beverages—0.3%
PepsiCo, Inc.		82,700	6,764,033

Building Products—0.3%
Masco Corp.		199,500	3,888,255
USG Corp.	*	85,900	1,979,995

			5,868,250

Capital Markets—3.5%
Bank of New York Mellon Corp. (The)		1,489,100	41,769,255
Legg Mason, Inc.		174,700	5,417,447
Northern Trust Corp.		123,000	7,121,700
Och-Ziff Capital Management Group LLC, Class A		38,300	399,852
State Street Corp.		326,000	21,258,460

			75,966,714

Chemicals—0.4%
E.I. Du Pont de Nemours & Co.		72,946	3,829,665
Mosaic Co. (The)		109,113	5,871,371

			9,701,036

Commercial Banks—4.0%
PNC Financial Services Group, Inc. (The)		383,000	27,928,360
Regions Financial Corp.		303,800	2,895,214
SunTrust Banks, Inc.		210,300	6,639,171
U.S. Bancorp		335,600	12,131,940
Wells Fargo & Co.		923,400	38,108,718

			87,703,403

Communications Equipment—0.7%
Cisco Systems, Inc.		291,700	7,091,227
Harris Corp.		120,300	5,924,775
Nokia Oyj ADR (Finland)	*†	406,500	1,520,310

			14,536,312

		Shares	Value
Computers & Peripherals—1.6%
Apple, Inc.		15,200	$6,020,416
Dell, Inc.		2,165,200	28,905,420
Hewlett-Packard Co.		33,800	838,240

			35,764,076

Construction Materials—1.6%
Cemex SAB de CV ADR (Mexico)	*	1,883,500	19,927,430
Vulcan Materials Co.		320,767	15,528,330

			35,455,760

Consumer Finance—3.4%
American Express Co.		427,900	31,989,804
Capital One Financial Corp.		399,000	25,061,190
SLM Corp.		758,000	17,327,880

			74,378,874

Containers & Packaging—0.2%
MeadWestvaco Corp.		109,100	3,721,401

Distributors—0.2%
Genuine Parts Co.		53,652	4,188,612

Diversified Financial Services—4.0%
Bank of America Corp.		1,740,006	22,376,477
Citigroup, Inc.		379,399	18,199,770
JPMorgan Chase & Co.		782,500	41,308,175
McGraw Hill Financial, Inc.		105,600	5,616,864

			87,501,286

Diversified Telecommunication Services—5.1%
AT&T, Inc.		724,942	25,662,947
CenturyLink, Inc.		114,190	4,036,616
Level 3 Communications, Inc.	*	1,097,599	23,137,387
Telefonica SA (Spain)		145,874	1,876,728
tw telecom inc.	*	1,062,800	29,907,192
Verizon Communications, Inc.		535,941	26,979,270

			111,600,140

Electric Utilities—1.4%
Duke Energy Corp.		128,323	8,661,802
Entergy Corp.		105,700	7,365,176
Exelon Corp.		193,500	5,975,280
FirstEnergy Corp.		102,300	3,819,882
Xcel Energy, Inc.		160,300	4,542,902

			30,365,042

Electrical Equipment—1.4%
Eaton Corp. plc (Ireland)		60,375	3,973,279
Emerson Electric Co.		464,300	25,322,922

			29,296,201

Electronic Equipment, Instruments & Components—0.3%
Corning, Inc.		414,300	5,895,489

Energy Equipment & Services—0.9%
Diamond Offshore Drilling, Inc.	†	75,900	5,221,161
National Oilwell Varco, Inc.		109,900	7,572,110
Schlumberger Ltd.		90,500	6,485,230

			19,278,501

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Equity Income Fund	Shares	Value
COMMON STOCKS—(Continued)
Food & Staples Retailing—0.9%
Walgreen Co.	422,500	$18,674,500

Food Products—2.6%
Archer-Daniels-Midland Co.	205,100	6,954,941
Campbell Soup Co.	163,900	7,341,081
McCormick & Co., Inc. (Non-Voting Shares)	45,400	3,194,344
Mondelez International, Inc., Class A	1,326,600	37,847,898

		55,338,264

Health Care Equipment & Supplies—2.0%
Abbott Laboratories	644,262	22,471,859
Medtronic, Inc.	408,400	21,020,348

		43,492,207

Health Care Providers & Services—2.1%
Quest Diagnostics, Inc.	60,200	3,649,926
UnitedHealth Group, Inc.	337,500	22,099,500
WellPoint, Inc.	248,900	20,369,976

		46,119,402

Hotels, Restaurants & Leisure—0.8%
Carnival Corp.	480,300	16,469,487

Household Durables—0.0%
Whirlpool Corp.	5,500	628,980

Household Products—0.3%
Clorox Co. (The)	89,500	7,441,030

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)	213,800	2,563,462

Industrial Conglomerates—3.3%
3M Co.	75,800	8,288,730
General Electric Co.	1,380,900	32,023,071
Koninklijke Philips NV NYRS (Netherlands)	1,165,400	31,687,226

		71,999,027

Insurance—8.5%
Allstate Corp. (The)	367,000	17,660,040
Aon plc (United Kingdom)	594,141	38,232,974
Chubb Corp. (The)	40,000	3,386,000
Fairfax Financial Holdings Ltd. (Canada)	91,500	35,694,150
Lincoln National Corp.	119,690	4,365,094
Loews Corp.	865,300	38,419,320
Marsh & McLennan Cos., Inc.	210,500	8,403,160
Sun Life Financial, Inc. (Canada)	91,500	2,710,230
Travelers Cos., Inc. (The)	406,300	32,471,496
Willis Group Holdings plc (United Kingdom)	82,800	3,376,584

		184,719,048

IT Services—1.2%
Computer Sciences Corp.	104,500	4,573,965
International Business Machines Corp.	96,400	18,423,004
Western Union Co. (The)	165,700	2,835,127

		25,832,096

		Shares	Value
Leisure Equipment & Products—0.5%
Hasbro, Inc.	†	48,300	$2,165,289
Mattel, Inc.		181,100	8,205,641

			10,370,930

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.		62,200	2,659,672
Thermo Fisher Scientific, Inc.		13,700	1,159,431

			3,819,103

Machinery—2.6%
Illinois Tool Works, Inc.		460,400	31,845,868
Joy Global, Inc.		68,300	3,314,599
Stanley Black & Decker, Inc.		245,500	18,977,150
Xylem, Inc.		73,500	1,980,090

			56,117,707

Media—3.1%
Cablevision Systems Corp., Class A		202,400	3,404,368
Comcast Corp., Class A		89,100	3,731,508
DIRECTV	*	656,900	40,478,178
Madison Square Garden Co. (The), Class A	*	58,100	3,442,425
New York Times Co. (The), Class A	*	187,500	2,073,750
Time Warner, Inc.		143,533	8,299,078
Walt Disney Co. (The)		71,400	4,508,910
WPP plc (United Kingdom)		107,797	1,842,555

			67,780,772

Metals & Mining—0.4%
Cliffs Natural Resources, Inc.	†	62,600	1,017,250
Newmont Mining Corp.		88,700	2,656,565
Nucor Corp.		138,300	5,991,156

			9,664,971

Multiline Retail—1.5%
Kohl’s Corp.		405,500	20,481,805
Macy’s, Inc.		102,800	4,934,400
Target Corp.		108,500	7,471,310

			32,887,515

Multi-Utilities—0.4%
NiSource, Inc.		267,600	7,664,064
TECO Energy, Inc.		39,800	684,162

			8,348,226

Oil, Gas & Consumable Fuels—12.7%
Anadarko Petroleum Corp.		87,800	7,544,654
Apache Corp.		143,900	12,063,137
BP plc ADR (United Kingdom)		500,698	20,899,134
Chesapeake Energy Corp.		2,153,400	43,886,292
Chevron Corp.		147,058	17,402,844
ConocoPhillips		317,900	19,232,950
CONSOL Energy, Inc.		1,156,900	31,351,990
Exxon Mobil Corp.		159,360	14,398,176
Hess Corp.		110,500	7,347,145
Marathon Oil Corp.		590,200	20,409,116
Murphy Oil Corp.		696,600	42,415,974
Occidental Petroleum Corp.		201,300	17,961,999
Phillips 66		136,200	8,023,542
Royal Dutch Shell plc, Class A ADR (Netherlands)		159,481	10,174,888
Talisman Energy, Inc. (Canada)		96,500	1,102,995

			274,214,836

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Equity Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Paper & Forest Products—0.4%
International Paper Co.		220,400	$9,765,924

Personal Products—0.3%
Avon Products, Inc.		279,800	5,884,194

Pharmaceuticals—5.2%
Bristol-Myers Squibb Co.		162,000	7,239,780
Hospira, Inc.	*	75,100	2,877,081
Johnson & Johnson		348,800	29,947,968
Merck & Co., Inc.		589,600	27,386,920
Pfizer, Inc.		1,102,687	30,886,263
Teva Pharmaceutical Industries Ltd. ADR (Israel)		351,300	13,770,960

			112,108,972

Real Estate Investment Trusts (REITs)—0.2%
Weyerhaeuser Co. REIT		180,437	5,140,650

Road & Rail—0.4%
Norfolk Southern Corp.		110,500	8,027,825

Semiconductors & Semiconductor Equipment—2.0%
Analog Devices, Inc.		114,200	5,145,852
Applied Materials, Inc.		347,800	5,185,698
Intel Corp.		488,400	11,829,048
Texas Instruments, Inc.		579,800	20,217,626

			42,378,224

Software—1.6%
CA, Inc.		69,200	1,981,196
Microsoft Corp.		951,800	32,865,654

			34,846,850

Specialty Retail—0.7%
Lowe’s Cos., Inc.		198,100	8,102,290
Staples, Inc.		365,900	5,803,174
Tiffany & Co.		5,500	400,620

			14,306,084

Tobacco—1.5%
Altria Group, Inc.		237,800	8,320,622
Imperial Tobacco Group plc ADR (United Kingdom)	†	104,500	7,282,605
Philip Morris International, Inc.		192,800	16,700,336

			32,303,563

Wireless Telecommunication Services—0.7%
Vodafone Group plc (United Kingdom)		880,800	2,524,089
Vodafone Group plc ADR (United Kingdom)		413,100	11,872,494

			14,396,583

TOTAL COMMON STOCKS
(Cost $1,576,336,461)			1,993,390,390

CONVERTIBLE PREFERRED STOCKS—0.2%
Automobiles—0.2%
General Motors Co., Series B 4.750%		91,200	4,392,192

		Shares	Value
Real Estate Investment Trusts (REITs)—0.0%
Weyerhaeuser Co., Series A 6.375%	*	7,150	$364,721

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,912,512)			4,756,913

MONEY MARKET FUNDS—8.2%
Institutional Money Market Funds—8.2%
Dreyfus Institutional Cash Advantage Fund, 0.04%	††¥	1,500,000	1,500,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%		¥170,208,317	170,208,317
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%	††¥	1,192,529	1,192,529
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.08%	††¥	1,500,000	1,500,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.09%	††¥	1,500,000	1,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.10%	††¥	1,500,000	1,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.08%	††¥	1,500,000	1,500,000

TOTAL MONEY MARKET FUNDS
(Cost $178,900,846)			178,900,846

TOTAL INVESTMENTS—100.4%
(Cost $1,760,149,819)			2,177,048,149
Other assets less liabilities—(0.4%)			(9,452,222)

NET ASSETS—100.0%			$2,167,595,927

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
COMMON STOCKS—95.6%
Aerospace & Defense—2.6%
Boeing Co. (The)		48,900	$5,009,316
Honeywell International, Inc.		33,900	2,689,626
Precision Castparts Corp.		34,400	7,774,744
Spirit Aerosystems Holdings, Inc., Class A	*	471,000	10,117,080
United Technologies Corp.		116,800	10,855,392

			36,446,158

Air Freight & Logistics—1.1%
Expeditors International of Washington, Inc.		394,000	14,975,940
FedEx Corp.		14,000	1,380,120

			16,356,060

Airlines—0.2%
Delta Air Lines, Inc.	*	33,100	619,301
United Continental Holdings, Inc.	*	71,500	2,237,235

			2,856,536

Automobiles—0.2%
Harley-Davidson, Inc.		37,600	2,061,232
Tesla Motors, Inc.	*†	13,200	1,418,076

			3,479,308

Beverages—1.0%
Anheuser-Busch InBev NV ADR (Belgium)		60,300	5,442,678
Coca-Cola Co. (The)		11,100	445,221
Constellation Brands, Inc., Class A	*	2,800	145,936
Diageo plc ADR (United Kingdom)		48,500	5,575,075
Monster Beverage Corp.	*	14,300	869,011
PepsiCo, Inc.		15,200	1,243,208

			13,721,129

Biotechnology—2.8%
Alexion Pharmaceuticals, Inc.	*	30,500	2,813,320
Amgen, Inc.		74,600	7,360,036
Biogen Idec, Inc.	*	32,400	6,972,480
Celgene Corp.	*	47,800	5,588,298
Gilead Sciences, Inc.	*	175,700	8,997,597
Onyx Pharmaceuticals, Inc.	*	400	34,728
Regeneron Pharmaceuticals, Inc.	*	11,300	2,541,144
Vertex Pharmaceuticals, Inc.	*	74,300	5,934,341

			40,241,944

Capital Markets—5.1%
Ameriprise Financial, Inc.		11,800	954,384
Bank of New York Mellon Corp. (The)		771,750	21,647,588
BlackRock, Inc.		32,000	8,219,200
Credit Suisse Group AG ADR (Switzerland)	*	298,301	7,893,044
Franklin Resources, Inc.		32,400	4,407,048
Goldman Sachs Group, Inc. (The)		52,600	7,955,750
Invesco Ltd.		419,600	13,343,280
Morgan Stanley		92,000	2,247,560
Northern Trust Corp.		21,000	1,215,900

		Shares	Value
State Street Corp.		46,800	$3,051,828
TD Ameritrade Holding Corp.		60,300	1,464,687

			72,400,269

Chemicals—3.3%
Dow Chemical Co. (The)		235,300	7,569,601
Ecolab, Inc.		43,500	3,705,765
Monsanto Co.		26,800	2,647,840
Mosaic Co. (The)		94,000	5,058,140
Potash Corp. of Saskatchewan, Inc. (Canada)		478,300	18,237,579
Praxair, Inc.		41,900	4,825,204
Sherwin-Williams Co. (The)		27,900	4,927,140

			46,971,269

Commercial Banks—4.0%
BB&T Corp.		208,800	7,074,144
Comerica, Inc.		452,150	18,009,134
PNC Financial Services Group, Inc. (The)		180,100	13,132,892
U.S. Bancorp		30,300	1,095,345
Wells Fargo & Co.		442,700	18,270,229

			57,581,744

Commercial Services & Supplies—0.9%
Cintas Corp.		294,000	13,388,760

Communications Equipment—1.7%
Cisco Systems, Inc.		754,700	18,346,757
Juniper Networks, Inc.	*	25,200	486,612
QUALCOMM, Inc.		95,100	5,808,708

			24,642,077

Computers & Peripherals—1.5%
Apple, Inc.		18,500	7,327,480
EMC Corp.		566,400	13,378,368

			20,705,848

Consumer Finance—1.5%
American Express Co.		281,200	21,022,512

Diversified Financial Services—4.2%
Citigroup, Inc.		457,800	21,960,666
IntercontinentalExchange, Inc.	*	51,500	9,154,640
JPMorgan Chase & Co.		542,508	28,638,997

			59,754,303

Diversified Telecommunication Services—0.7%
AT&T, Inc.		261,906	9,271,472

Electric Utilities—0.5%
Edison International		109,300	5,263,888
PPL Corp.		78,600	2,378,436

			7,642,324

Electrical Equipment—0.9%
Eaton Corp. plc (Ireland)		155,400	10,226,874
Roper Industries, Inc.		16,200	2,012,364

			12,239,238

Electronic Equipment, Instruments & Components—1.4%
Amphenol Corp., Class A		1,000	77,940
TE Connectivity Ltd. (Switzerland)		442,150	20,135,511

			20,213,451

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Energy Equipment & Services—2.6%
Cameron International Corp.	*	25,400	$1,553,464
FMC Technologies, Inc.	*	6,500	361,920
Halliburton Co.		200,400	8,360,688
Noble Corp. (Switzerland)		152,000	5,712,160
Schlumberger Ltd.		295,625	21,184,488

			37,172,720

Food & Staples Retailing—2.8%
Costco Wholesale Corp.		12,800	1,415,296
CVS Caremark Corp.		29,700	1,698,246
Kroger Co. (The)		10,600	366,124
Sysco Corp.		400,825	13,692,182
Wal-Mart Stores, Inc.		252,400	18,801,276
Whole Foods Market, Inc.		64,400	3,315,312

			39,288,436

Food Products—2.7%
Danone SA ADR (France)		957,625	14,364,375
Green Mountain Coffee Roasters, Inc.	*†	34,800	2,612,088
Kraft Foods Group, Inc.		138,200	7,721,234
Nestle SA ADR (Switzerland)		198,700	13,070,486

			37,768,183

Health Care Equipment & Supplies—2.5%
Baxter International, Inc.		106,800	7,398,036
Becton Dickinson and Co.		1,400	138,362
Covidien plc (Ireland)		415,125	26,086,455
Edwards Lifesciences Corp.	*	1,900	127,680
Stryker Corp.		17,900	1,157,772

			34,908,305

Health Care Providers & Services—1.9%
Aetna, Inc.		6,400	406,656
AmerisourceBergen Corp.		278,975	15,575,174
Express Scripts Holding Co.	*	42,000	2,590,980
Henry Schein, Inc.	*	1,400	134,050
McKesson Corp.		53,700	6,148,650
UnitedHealth Group, Inc.		24,700	1,617,356

			26,472,866

Hotels, Restaurants & Leisure—1.4%
Carnival Corp.		26,500	908,685
Chipotle Mexican Grill, Inc.	*	8,600	3,133,410
Las Vegas Sands Corp.		82,400	4,361,432
Marriott International, Inc., Class A		34,971	1,411,779
Starbucks Corp.		107,200	7,020,528
Starwood Hotels & Resorts Worldwide, Inc.		59,200	3,740,848

			20,576,682

Household Durables—0.5%
D.R. Horton, Inc.		6,400	136,192
Lennar Corp., Class A		6,600	237,864
Newell Rubbermaid, Inc.		269,300	7,069,125

			7,443,181

Household Products—0.1%
Procter & Gamble Co. (The)		20,700	1,593,693

		Shares	Value
Industrial Conglomerates—4.8%
3M Co.		303,325	$33,168,589
Danaher Corp.		163,200	10,330,560
General Electric Co.		645,100	14,959,869
Koninklijke Philips NV NYRS (Netherlands)		344,400	9,364,236

			67,823,254

Insurance—4.4%
ACE Ltd. (Switzerland)		82,200	7,355,256
Berkshire Hathaway, Inc., Class B	*	244,300	27,342,056
Marsh & McLennan Cos., Inc.		257,900	10,295,368
Principal Financial Group, Inc.		180,600	6,763,470
Willis Group Holdings plc (United Kingdom)		266,675	10,875,006

			62,631,156

Internet & Catalog Retail—1.9%
Amazon.com, Inc.	*	56,900	15,800,561
Netflix, Inc.	*	2,800	591,052
priceline.com, Inc.	*	13,100	10,835,403
TripAdvisor, Inc.	*	8,400	511,308

			27,738,324

Internet Software & Services—3.0%
Akamai Technologies, Inc.	*	19,800	842,490
Baidu, Inc. ADR (China)	*	23,600	2,230,908
eBay, Inc.	*	124,100	6,418,452
Facebook, Inc., Class A	*	92,600	2,302,036
Google, Inc., Class A	*	29,500	25,970,915
LinkedIn Corp., Class A	*	13,900	2,478,370
Tencent Holdings Ltd. (China)		57,000	2,225,693

			42,468,864

IT Services—3.1%
Accenture plc, Class A (Ireland)		286,900	20,645,324
Alliance Data Systems Corp.	*†	9,500	1,719,785
Cognizant Technology Solutions Corp., Class A	*	35,500	2,222,655
Fiserv, Inc.	*	18,800	1,643,308
Mastercard, Inc., Class A		18,900	10,858,050
Visa, Inc., Class A		34,700	6,341,425

			43,430,547

Life Sciences Tools & Services—0.2%
Thermo Fisher Scientific, Inc.		41,600	3,520,608

Machinery—3.4%
Illinois Tool Works, Inc.		331,000	22,895,270
Ingersoll-Rand plc (Ireland)		104,700	5,812,944
PACCAR, Inc.		254,575	13,660,495
Stanley Black & Decker, Inc.		70,400	5,441,920

			47,810,629

Media—4.8%
CBS Corp., Class B		135,500	6,621,885
Discovery Communications, Inc., Class C	*	65,250	4,545,315
News Corp., Class A		14,100	459,660
Omnicom Group, Inc.		335,150	21,070,881
Thomson Reuters Corp.		219,700	7,155,629
Time Warner Cable, Inc.		80,100	9,009,648
Time Warner, Inc.		282,250	16,319,695

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
COMMON STOCKS—(Continued)
Twenty-First Century Fox, Inc.		5,100	$147,849
Walt Disney Co. (The)		45,900	2,898,585

			68,229,147

Metals & Mining—0.6%
Barrick Gold Corp. (Canada)		184,900	2,910,326
Steel Dynamics, Inc.		375,700	5,601,687

			8,512,013

Multiline Retail—1.1%
Dollar General Corp.	*	141,700	7,145,931
Dollar Tree, Inc.	*	24,100	1,225,244
Nordstrom, Inc.		111,900	6,707,286

			15,078,461

Multi-Utilities—0.5%
National Grid plc ADR (United Kingdom)		122,400	6,936,408

Oil, Gas & Consumable Fuels—6.3%
Anadarko Petroleum Corp.		81,000	6,960,330
Cabot Oil & Gas Corp.		4,600	326,692
Chevron Corp.		149,600	17,703,664
Concho Resources, Inc.	*	1,000	83,720
Devon Energy Corp.		374,925	19,451,109
EOG Resources, Inc.		73,100	9,625,808
EQT Corp.		25,900	2,055,683
Marathon Oil Corp.		240,500	8,316,490
Occidental Petroleum Corp.		68,300	6,094,409
Petroleo Brasileiro SA ADR (Brazil)		324,000	4,348,080
Phillips 66		24,900	1,466,859
Pioneer Natural Resources Co.		25,700	3,720,075
Range Resources Corp.		29,800	2,304,136
Southwestern Energy Co.	*	197,700	7,221,981

			89,679,036

Paper & Forest Products—0.7%
International Paper Co.		219,200	9,712,752

Personal Products—0.0%
Estee Lauder Cos., Inc. (The), Class A		1,600	105,232

Pharmaceuticals—3.1%
Allergan, Inc.		13,900	1,170,936
GlaxoSmithKline plc ADR (United Kingdom)		303,325	15,157,150
Merck & Co., Inc.		217,740	10,114,023
Perrigo Co.		2,200	266,200
Roche Holding AG ADR (Switzerland)		145,800	9,019,917
Teva Pharmaceutical Industries Ltd. ADR (Israel)		180,400	7,071,680
Valeant Pharmaceuticals International, Inc.	*	7,700	662,816

			43,462,722

Professional Services—0.1%
IHS, Inc., Class A	*	11,300	1,179,494
Verisk Analytics, Inc., Class A	*	1,300	77,610

			1,257,104

		Shares	Value
Real Estate Investment Trusts (REITs)—0.5%
American Tower Corp. REIT		94,900	$6,943,833

Road & Rail—0.7%
J.B. Hunt Transport Services, Inc.		8,300	599,592
Kansas City Southern		26,500	2,807,940
Norfolk Southern Corp.		500	36,325
Union Pacific Corp.		45,200	6,973,456

			10,417,313

Semiconductors & Semiconductor Equipment—1.3%
Broadcom Corp., Class A		77,200	2,606,272
Intel Corp.		402,700	9,753,394
Xilinx, Inc.		168,200	6,662,402

			19,022,068

Software—2.2%
Autodesk, Inc.	*	10,400	352,976
Citrix Systems, Inc.	*	1,500	90,495
Intuit, Inc.		1,100	67,133
Microsoft Corp.		692,650	23,917,205
Red Hat, Inc.	*	41,200	1,970,184
Salesforce.com, Inc.	*	85,100	3,249,118
Symantec Corp.		89,400	2,008,818

			31,655,929

Specialty Retail—2.0%
AutoZone, Inc.	*	21,200	8,982,228
Home Depot, Inc. (The)		47,000	3,641,090
L Brands, Inc.		40,100	1,974,925
Lowe’s Cos., Inc.		211,700	8,658,530
O’Reilly Automotive, Inc.	*	28,300	3,187,146
Ross Stores, Inc.		23,600	1,529,516
Tiffany & Co.		2,800	203,952
Tractor Supply Co.		5,500	646,855

			28,824,242

Textiles, Apparel & Luxury Goods—1.5%
Fossil Group, Inc.	*	24,500	2,531,095
Lululemon Athletica, Inc. (Canada)	*†	21,600	1,415,232
Michael Kors Holdings Ltd. (Hong Kong)	*	17,500	1,085,350
NIKE, Inc., Class B		35,300	2,247,904
PVH Corp.		88,500	11,066,925
Ralph Lauren Corp.		18,400	3,196,816

			21,543,322

Tobacco—0.5%
Imperial Tobacco Group plc ADR (United Kingdom)		109,900	7,658,931

Trading Companies & Distributors—0.3%
Fastenal Co.		55,900	2,563,015
W.W. Grainger, Inc.		4,700	1,185,246

			3,748,261

Wireless Telecommunication Services—0.5%
Vodafone Group plc ADR (United Kingdom)		246,100	7,072,914

TOTAL COMMON STOCKS
(Cost $1,024,799,057)			1,359,441,538

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Growth & Income Fund		Shares	Value
MONEY MARKET FUNDS—5.0%
Institutional Money Market Funds—5.0%
Dreyfus Institutional Cash Advantage Fund, 0.04%	††¥	750,000	$750,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%		¥66,311,669	66,311,669
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%	††¥	1,169,230	1,169,230
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.08%	††¥	750,000	750,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.09%	††¥	750,000	750,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.10%	††¥	750,000	750,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.08%	††¥	750,000	750,000

TOTAL MONEY MARKET FUNDS
(Cost $71,230,899)			71,230,899

TOTAL INVESTMENTS—100.6%
(Cost $1,096,029,956)			1,430,672,437
Other assets less liabilities—(0.6%)			(9,049,989)

NET ASSETS—100.0%			$1,421,622,448

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—96.5%
Aerospace & Defense—2.1%
Honeywell International, Inc.		108,818	$8,633,620
Precision Castparts Corp.		86,501	19,550,091
United Technologies Corp.		153,160	14,234,691

			42,418,402

Airlines—0.4%
Delta Air Lines, Inc.	*	381,742	7,142,393

Auto Components—0.3%
BorgWarner, Inc.	*	79,530	6,851,509

Beverages—1.1%
Coca-Cola Co. (The)		548,105	21,984,492

Biotechnology—6.1%
Alexion Pharmaceuticals, Inc.	*	118,000	10,884,320
Biogen Idec, Inc.	*	139,881	30,102,391
Celgene Corp.	*	303,165	35,443,020
Gilead Sciences, Inc.	*	786,661	40,284,910
Pharmacyclics, Inc.	*	24,725	1,964,896
Regeneron Pharmaceuticals, Inc.	*	19,407	4,364,246

			123,043,783

Building Products—0.3%
Masco Corp.		356,365	6,945,554

Capital Markets—2.9%
Affiliated Managers Group, Inc.	*	120,230	19,710,506
Charles Schwab Corp. (The)		615,500	13,067,065
Goldman Sachs Group, Inc. (The)		63,443	9,595,754
State Street Corp.		154,610	10,082,118
T. Rowe Price Group, Inc.		67,499	4,937,552

			57,392,995

Chemicals—5.2%
Ecolab, Inc.		157,542	13,421,003
FMC Corp.		125,130	7,640,438
LyondellBasell Industries NV, Class A (Netherlands)		105,165	6,968,233
Monsanto Co.		605,712	59,844,345
PPG Industries, Inc.		80,690	11,813,823
Sherwin-Williams Co. (The)		30,775	5,434,865

			105,122,707

Commercial Banks—0.4%
Wells Fargo & Co.		200,082	8,257,384

Communications Equipment—3.6%
Cisco Systems, Inc.		695,739	16,913,415
Juniper Networks, Inc.	*	295,646	5,708,924
QUALCOMM, Inc.		816,767	49,888,129

			72,510,468

Computers & Peripherals—5.7%
Apple, Inc.		222,215	88,014,917
EMC Corp.		796,950	18,823,959
SanDisk Corp.	*	132,510	8,096,361

			114,935,237

Consumer Finance—1.4%
American Express Co.		88,975	6,651,771

		Shares	Value
Discover Financial Services		315,791	$15,044,283
SLM Corp.		247,573	5,659,519

			27,355,573

Diversified Financial Services—1.7%
Citigroup, Inc.		155,150	7,442,545
CME Group, Inc.		114,000	8,661,720
IntercontinentalExchange, Inc.	*	50,585	8,991,990
JPMorgan Chase & Co.		181,980	9,606,724

			34,702,979

Energy Equipment & Services—2.9%
Cameron International Corp.	*	439,157	26,858,842
Halliburton Co.		229,520	9,575,574
National Oilwell Varco, Inc.		184,392	12,704,609
Schlumberger Ltd.		132,877	9,521,966

			58,660,991

Food & Staples Retailing—2.1%
Costco Wholesale Corp.		206,438	22,825,850
CVS Caremark Corp.		231,314	13,226,535
Whole Foods Market, Inc.		137,080	7,056,878

			43,109,263

Food Products—1.5%
Hershey Co. (The)		135,180	12,068,871
Kraft Foods Group, Inc.		112,106	6,263,362
Mondelez International, Inc., Class A		383,400	10,938,402

			29,270,635

Health Care Equipment & Supplies—0.8%
Cooper Cos., Inc. (The)		99,990	11,903,809
Varian Medical Systems, Inc.	*	63,235	4,265,201

			16,169,010

Health Care Providers & Services—2.3%
Cardinal Health, Inc.		243,300	11,483,760
Catamaran Corp.	*	233,000	11,351,760
DaVita HealthCare Partners, Inc.	*	25,193	3,043,314
Express Scripts Holding Co.	*	231,979	14,310,785
UnitedHealth Group, Inc.		93,633	6,131,089

			46,320,708

Health Care Technology—0.7%
Cerner Corp.	*	142,700	13,712,043

Hotels, Restaurants & Leisure—4.1%
Chipotle Mexican Grill, Inc.	*	26,500	9,655,275
Las Vegas Sands Corp.		257,373	13,622,753
McDonald’s Corp.		86,075	8,521,425
Panera Bread Co., Class A	*	11,042	2,053,149
Starbucks Corp.		751,712	49,229,619

			83,082,221

Household Durables—0.7%
Lennar Corp., Class A		210,830	7,598,313
Whirlpool Corp.		53,989	6,174,182

			13,772,495

Household Products—0.5%
Procter & Gamble Co. (The)		130,843	10,073,603

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—(Continued)
Industrial Conglomerates—1.8%
Danaher Corp.		296,094	$18,742,750
General Electric Co.		752,040	17,439,808

			36,182,558

Insurance—0.8%
American International Group, Inc.	*	262,210	11,720,787
Marsh & McLennan Cos., Inc.		129,101	5,153,712

			16,874,499

Internet & Catalog Retail—4.4%
Amazon.com, Inc.	*	156,072	43,339,634
priceline.com, Inc.	*	53,959	44,631,107

			87,970,741

Internet Software & Services—7.0%
eBay, Inc.	*	717,141	37,090,533
Google, Inc., Class A	*	98,374	86,605,518
LinkedIn Corp., Class A	*	97,154	17,322,558

			141,018,609

IT Services—4.1%
Alliance Data Systems Corp.	*	58,000	10,499,740
Cognizant Technology Solutions Corp., Class A	*	26,265	1,644,452
Mastercard, Inc., Class A		26,966	15,491,967
Visa, Inc., Class A		301,287	55,060,199

			82,696,358

Life Sciences Tools & Services—0.8%
Thermo Fisher Scientific, Inc.		179,880	15,223,244

Machinery—1.6%
Cummins, Inc.		192,266	20,853,171
PACCAR, Inc.		120,270	6,453,688
Stanley Black & Decker, Inc.		58,080	4,489,584

			31,796,443

Media—3.2%
Comcast Corp., Class A		676,505	28,332,029
Sirius XM Radio, Inc.	†	2,100,434	7,036,454
Viacom, Inc., Class B		147,390	10,029,889
Walt Disney Co. (The)		295,637	18,669,477

			64,067,849

Oil, Gas & Consumable Fuels—2.8%
Cabot Oil & Gas Corp.		101,653	7,219,396
Noble Energy, Inc.		212,160	12,738,086
Occidental Petroleum Corp.		124,185	11,081,028
Pioneer Natural Resources Co.		56,355	8,157,386
Suncor Energy, Inc. (Canada)		240,540	7,093,525
Valero Energy Corp.		304,750	10,596,157

			56,885,578

Paper & Forest Products—0.3%
International Paper Co.		157,960	6,999,208

		Shares	Value
Personal Products—0.6%
Avon Products, Inc.		244,003	$5,131,383
Estee Lauder Cos., Inc. (The), Class A		96,923	6,374,626

			11,506,009

Pharmaceuticals—4.8%
Actavis, Inc.	*	159,291	20,105,710
Allergan, Inc.		70,584	5,945,996
Bristol-Myers Squibb Co.		310,530	13,877,586
Merck & Co., Inc.		290,900	13,512,305
Perrigo Co.		48,889	5,915,569
Pfizer, Inc.		759,934	21,285,751
Valeant Pharmaceuticals International, Inc.	*	127,627	10,986,132
Zoetis, Inc.		135,651	4,190,267

			95,819,316

Professional Services—0.4%
Nielsen Holdings NV		256,960	8,631,286

Real Estate Investment Trusts (REITs)—0.3%
American Tower Corp. REIT		70,390	5,150,436

Road & Rail—4.5%
Canadian Pacific Railway Ltd. (Canada)	†	179,693	21,811,136
CSX Corp.		358,320	8,309,441
Hertz Global Holdings, Inc.	*	860,650	21,344,120
J.B. Hunt Transport Services, Inc.		208,000	15,025,920
Union Pacific Corp.		149,462	23,058,997

			89,549,614

Semiconductors & Semiconductor Equipment—0.9%
Broadcom Corp., Class A		221,609	7,481,520
Cree, Inc.	*	83,282	5,318,388
Texas Instruments, Inc.		146,063	5,093,217

			17,893,125

Software—3.4%
Citrix Systems, Inc.	*	428,210	25,833,909
Informatica Corp.	*	107,487	3,759,895
Microsoft Corp.		465,487	16,073,266
Oracle Corp.		181,250	5,568,000
Salesforce.com, Inc.	*	399,739	15,262,035
VMware, Inc., Class A	*	42,623	2,855,315

			69,352,420

Specialty Retail—3.2%
Bed Bath & Beyond, Inc.	*	78,638	5,575,434
Home Depot, Inc. (The)		306,767	23,765,239
Lowe’s Cos., Inc.		220,520	9,019,268
Ross Stores, Inc.		49,964	3,238,167
Tiffany & Co.		29,300	2,134,212
Tractor Supply Co.		134,400	15,806,784
Urban Outfitters, Inc.	*	114,672	4,612,108

			64,151,212

Textiles, Apparel & Luxury Goods—2.8%
Coach, Inc.		129,767	7,408,398
Michael Kors Holdings Ltd. (Hong Kong)	*	371,183	23,020,770
NIKE, Inc., Class B		396,453	25,246,127

			55,675,295

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Growth Fund		Shares	Value
COMMON STOCKS—(Continued)
Tobacco—0.7%
Philip Morris International, Inc.		156,459	$13,552,479

Trading Companies & Distributors—0.8%
Fastenal Co.		338,505	15,520,454

Wireless Telecommunication Services—0.5%
Crown Castle International Corp.	*	69,700	5,045,583
Vodafone Group plc ADR (United Kingdom)		193,190	5,552,281

			10,597,864

TOTAL COMMON STOCKS
(Cost $1,580,589,418)			1,939,949,042

MONEY MARKET FUNDS—4.5%
Institutional Money Market Funds—4.5%
Dreyfus Institutional Cash Advantage Fund, 0.04%	††¥	4,600,000	4,600,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%		¥62,920,085	62,920,086
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%	††¥	4,793,362	4,793,362
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.08%	††¥	4,600,000	4,600,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.09%	††¥	4,600,000	4,600,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.10%	††¥	4,600,000	4,600,000

		Shares	Value
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.08%	††¥	4,600,000	$4,600,000

TOTAL MONEY MARKET FUNDS
(Cost $90,713,448)			90,713,448

TOTAL INVESTMENTS—101.0%
(Cost $1,671,302,866)			2,030,662,490
Other assets less liabilities—(1.0%)			(20,824,089)

NET ASSETS—100.0%			$2,009,838,401

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
COMMON STOCKS—95.2%
Aerospace & Defense—3.2%
Huntington Ingalls Industries, Inc.		47,200	$2,665,856
L-3 Communications Holdings, Inc.		23,400	2,006,316
Northrop Grumman Corp.		17,900	1,482,120
Rockwell Collins, Inc.		32,400	2,054,484
TransDigm Group, Inc.		28,119	4,408,215
Triumph Group, Inc.		9,125	722,244

			13,339,235

Airlines—0.5%
Delta Air Lines, Inc.	*	101,175	1,892,984

Auto Components—1.6%
Delphi Automotive plc (United Kingdom)		53,800	2,727,122
Lear Corp.		9,300	562,278
Magna International, Inc. (Canada)		30,400	2,165,088
TRW Automotive Holdings Corp.	*	16,800	1,116,192

			6,570,680

Biotechnology—0.2%
Myriad Genetics, Inc.	*	31,925	857,825

Capital Markets—1.1%
Evercore Partners, Inc., Class A		24,975	981,018
Invesco Ltd.		60,175	1,913,565
Northern Trust Corp.		28,300	1,638,570

			4,533,153

Chemicals—0.6%
Axiall Corp.		28,625	1,218,853
Huntsman Corp.		72,900	1,207,224

			2,426,077

Commercial Banks—4.8%
City National Corp./California		41,111	2,605,204
Fifth Third Bancorp		147,650	2,665,083
KeyCorp		140,550	1,551,672
M&T Bank Corp.		39,100	4,369,425
Regions Financial Corp.		430,875	4,106,239
TCF Financial Corp.		196,402	2,784,980
Zions Bancorporation		71,275	2,058,422

			20,141,025

Commercial Services & Supplies—1.2%
Avery Dennison Corp.		13,100	560,156
Republic Services, Inc.		46,900	1,591,786
Steelcase, Inc., Class A		200,900	2,929,122

			5,081,064

Communications Equipment—0.3%
Comtech Telecommunications Corp.		51,000	1,371,390

Computers & Peripherals—0.5%
Lexmark International, Inc., Class A		61,700	1,886,169

Construction & Engineering—2.2%
EMCOR Group, Inc.		43,025	1,748,966

		Shares	Value
Jacobs Engineering Group, Inc.	*	62,400	$3,440,112
URS Corp.		84,900	4,008,978

			9,198,056

Consumer Finance—0.4%
Discover Financial Services		32,975	1,570,929

Containers & Packaging—1.9%
Bemis Co., Inc.		104,600	4,094,044
Sonoco Products Co.		116,517	4,027,993

			8,122,037

Diversified Consumer Services—0.7%
H&R Block, Inc.		103,800	2,880,450

Diversified Financial Services—1.2%
NYSE Euronext		80,900	3,349,260
PHH Corp.	*	74,400	1,516,272

			4,865,532

Electric Utilities—2.7%
Cleco Corp.		47,550	2,207,746
Edison International		44,900	2,162,384
Great Plains Energy, Inc.		121,100	2,729,594
Pinnacle West Capital Corp.		72,300	4,010,481

			11,110,205

Electrical Equipment—0.9%
Generac Holdings, Inc.		40,650	1,504,456
Hubbell, Inc., Class B		24,600	2,435,400

			3,939,856

Electronic Equipment, Instruments & Components—3.3%
Arrow Electronics, Inc.	*	75,200	2,996,720
Avnet, Inc.	*	153,900	5,171,040
FLIR Systems, Inc.		112,800	3,042,216
Ingram Micro, Inc., Class A	*	145,600	2,764,944

			13,974,920

Energy Equipment & Services—2.7%
Ensco plc, Class A (United Kingdom)		44,657	2,595,465
McDermott International, Inc.	*	174,000	1,423,320
Patterson-UTI Energy, Inc.		224,275	4,340,842
SEACOR Holdings, Inc.		35,100	2,915,055

			11,274,682

Food & Staples Retailing—2.3%
Harris Teeter Supermarkets, Inc.		61,065	2,861,506
Kroger Co. (The)		167,325	5,779,405
Sysco Corp.		29,300	1,000,888

			9,641,799

Food Products—1.1%
Hillshire Brands Co.		36,570	1,209,736
Ingredion, Inc.		14,100	925,242
J.M. Smucker Co. (The)		8,000	825,200
Tyson Foods, Inc., Class A		59,825	1,536,306

			4,496,484

Gas Utilities—0.3%
UGI Corp.		33,500	1,310,185

Health Care Equipment & Supplies—1.3%
Becton Dickinson and Co.		35,175	3,476,345

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
COMMON STOCKS—(Continued)
Boston Scientific Corp.	*	150,800	$1,397,916
CareFusion Corp.	*	19,850	731,473

			5,605,734

Health Care Providers & Services—2.7%
Aetna, Inc.		32,425	2,060,284
Cigna Corp.		54,600	3,957,954
HCA Holdings, Inc.		70,700	2,549,442
Omnicare, Inc.		46,625	2,224,479
Tenet Healthcare Corp.	*	8,675	399,918

			11,192,077

Hotels, Restaurants & Leisure—2.3%
Darden Restaurants, Inc.		76,500	3,861,720
International Game Technology		61,850	1,033,514
MGM Resorts International	*	38,200	564,596
Wyndham Worldwide Corp.		69,400	3,971,762

			9,431,592

Household Durables—1.6%
Mohawk Industries, Inc.	*	15,175	1,707,036
Newell Rubbermaid, Inc.		51,750	1,358,437
Ryland Group, Inc. (The)		53,025	2,126,303
Whirlpool Corp.		13,645	1,560,442

			6,752,218

Independent Power Producers & Energy Traders—1.2%
AES Corp. (The)		167,750	2,011,323
NRG Energy, Inc.		106,650	2,847,555

			4,858,878

Industrial Conglomerates—0.9%
Carlisle Cos., Inc.		61,900	3,856,989

Insurance—11.3%
Alleghany Corp.	*	8,910	3,415,292
Allied World Assurance Co. Holdings AG (Switzerland)		17,400	1,592,274
Allstate Corp. (The)		206,525	9,937,983
Aon plc (United Kingdom)		34,949	2,248,968
Arch Capital Group Ltd. (Bermuda)	*	54,300	2,791,563
Endurance Specialty Holdings Ltd. (Bermuda)		59,700	3,071,565
HCC Insurance Holdings, Inc.		103,175	4,447,874
Lincoln National Corp.		242,862	8,857,177
Loews Corp.		50,100	2,224,440
Progressive Corp. (The)		112,000	2,847,040
Torchmark Corp.		33,200	2,162,648
Unum Group		58,850	1,728,425
Validus Holdings Ltd. (Bermuda)		49,784	1,798,198

			47,123,447

Internet & Catalog Retail—0.3%
Liberty Interactive Corp., Series A	*	60,200	1,385,202

IT Services—3.8%
Broadridge Financial Solutions, Inc.		67,800	1,802,124
Computer Sciences Corp.		122,467	5,360,381
Convergys Corp.		145,700	2,539,551

		Shares	Value
CoreLogic, Inc.	*	42,450	$983,566
Fidelity National Information Services, Inc.		27,050	1,158,822
SAIC, Inc.		82,600	1,150,618
Western Union Co. (The)		169,800	2,905,278

			15,900,340

Leisure Equipment & Products—1.8%
Brunswick Corp.		167,919	5,365,012
Mattel, Inc.		48,700	2,206,597

			7,571,609

Life Sciences Tools & Services—1.1%
ICON plc (Ireland)	*	42,075	1,490,717
Life Technologies Corp.	*	39,700	2,938,197

			4,428,914

Machinery—1.9%
AGCO Corp.		31,700	1,591,023
Dover Corp.		33,700	2,617,142
Joy Global, Inc.		21,900	1,062,807
Terex Corp.	*	47,325	1,244,647
Trinity Industries, Inc.		37,050	1,424,202

			7,939,821

Media—0.8%
Gannett Co., Inc.		41,250	1,008,975
Omnicom Group, Inc.		40,000	2,514,800

			3,523,775

Metals & Mining—0.9%
Kinross Gold Corp. (Canada)		349,900	1,784,490
Nucor Corp.		43,950	1,903,914

			3,688,404

Multiline Retail—0.7%
Nordstrom, Inc.		48,900	2,931,066

Multi-Utilities—2.0%
CMS Energy Corp.		81,375	2,210,959
NiSource, Inc.		55,300	1,583,792
PG&E Corp.		91,500	4,184,295
SCANA Corp.		8,400	412,440

			8,391,486

Office Electronics—0.4%
Xerox Corp.		178,350	1,617,635

Oil, Gas & Consumable Fuels—6.6%
Chesapeake Energy Corp.		50,250	1,024,095
Cimarex Energy Co.		45,200	2,937,548
Energen Corp.		57,350	2,997,111
Hess Corp.		57,200	3,803,228
Murphy Oil Corp.		64,200	3,909,138
Newfield Exploration Co.	*	43,525	1,039,812
Peabody Energy Corp.		83,200	1,218,048
QEP Resources, Inc.		96,400	2,677,992
SM Energy Co.		31,100	1,865,378
Southwestern Energy Co.	*	52,900	1,932,437
Tesoro Corp.		18,125	948,300
Valero Energy Corp.		22,175	771,025
Whiting Petroleum Corp.	*	48,700	2,244,583

			27,368,695

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Select Value Fund		Shares	Value
COMMON STOCKS—(Continued)
Paper & Forest Products—0.3%
International Paper Co.		27,650	$1,225,172

Pharmaceuticals—0.4%
Jazz Pharmaceuticals plc (Ireland)	*	24,000	1,649,520

Professional Services—2.2%
Dun & Bradstreet Corp. (The)		17,400	1,695,630
Manpowergroup, Inc.		37,100	2,033,080
Towers Watson & Co., Class A		64,000	5,244,160

			8,972,870

Real Estate Investment Trusts (REITs)—6.6%
Annaly Capital Management, Inc. REIT		80,700	1,014,399
BioMed Realty Trust, Inc. REIT		100,275	2,028,563
Brandywine Realty Trust REIT		195,200	2,639,104
Capstead Mortgage Corp. REIT		78,400	948,640
CBL & Associates Properties, Inc. REIT		191,025	4,091,756
Corrections Corp. of America REIT		46,000	1,558,020
Duke Realty Corp. REIT		349,732	5,452,322
EPR Properties REIT		24,400	1,226,588
Hatteras Financial Corp. REIT		89,600	2,207,744
Kilroy Realty Corp. REIT		57,325	3,038,798
Liberty Property Trust REIT		54,575	2,017,092
MFA Financial, Inc. REIT		146,000	1,233,700

			27,456,726

Real Estate Management & Development—0.4%
CBRE Group, Inc., Class A	*	77,425	1,808,648

Road & Rail—1.9%
Ryder System, Inc.		64,475	3,919,435
Werner Enterprises, Inc.		169,800	4,104,066

			8,023,501

Semiconductors & Semiconductor Equipment—4.4%
Analog Devices, Inc.		73,000	3,289,380
Applied Materials, Inc.		10,500	156,555
Atmel Corp.	*	150,175	1,103,786
KLA-Tencor Corp.		42,100	2,346,233
Lam Research Corp.	*	109,925	4,874,074
Micron Technology, Inc.	*	148,925	2,134,095
NXP Semiconductor NV (Netherlands)	*	83,375	2,582,958
Skyworks Solutions, Inc.	*	90,475	1,980,498

			18,467,579

Software—1.2%
Autodesk, Inc.	*	33,700	1,143,778
Open Text Corp. (Canada)		34,400	2,355,368
Synopsys, Inc.	*	36,900	1,319,175

			4,818,321

Specialty Retail—1.5%
Aaron’s, Inc.		15,600	436,956
Abercrombie & Fitch Co., Class A		28,675	1,297,544
Bed Bath & Beyond, Inc.	*	37,400	2,651,660
GNC Holdings, Inc., Class A		20,425	902,989

	Shares	Value
Staples, Inc.	69,725	$1,105,838

		6,394,987

Textiles, Apparel & Luxury Goods—0.6%
Coach, Inc.	46,200	2,637,558

Tobacco—0.4%
Lorillard, Inc.	39,125	1,708,980

TOTAL COMMON STOCKS
(Cost $323,593,010)		397,216,481

MONEY MARKET FUNDS—4.5%
Institutional Money Market Fund—4.5%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12% ¥
(Cost $18,741,669)	18,741,669	18,741,669

TOTAL INVESTMENTS—99.7%
(Cost $342,334,679)		415,958,150
Other assets less liabilities—0.3%		1,432,286

NET ASSETS—100.0%		$417,390,436

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—97.0%
Aerospace & Defense—2.4%
B/E Aerospace, Inc.	*	10,357	$653,319
DigitalGlobe, Inc.	*	102,262	3,171,145
Hexcel Corp.	*	18,200	619,710
Huntington Ingalls Industries, Inc.		11,100	626,928
L-3 Communications Holdings, Inc.		44,300	3,798,282
Rockwell Collins, Inc.		62,746	3,978,724
Spirit Aerosystems Holdings, Inc., Class A	*	30,731	660,102
Textron, Inc.		1,200	31,260
TransDigm Group, Inc.		53,274	8,351,765
Triumph Group, Inc.		49,524	3,919,824

			25,811,059

Air Freight & Logistics—1.0%
C.H. Robinson Worldwide, Inc.		11,522	648,804
Expeditors International of Washington, Inc.		17,559	667,417
FedEx Corp.		100,100	9,867,858

			11,184,079

Airlines—1.0%
Alaska Air Group, Inc.	*	11,800	613,600
Allegiant Travel Co.		29,492	3,125,857
Copa Holdings SA, Class A (Panama)		40,304	5,284,661
Delta Air Lines, Inc.	*	35,592	665,926
Southwest Airlines Co.		48,160	620,782
United Continental Holdings, Inc.	*	21,107	660,438

			10,971,264

Auto Components—1.1%
Allison Transmission Holdings, Inc.		28,442	656,441
BorgWarner, Inc.	*	91,666	7,897,026
Delphi Automotive plc (United Kingdom)		13,066	662,316
Gentex Corp.		29,044	669,464
Goodyear Tire & Rubber Co. (The)	*	43,752	668,968
Lear Corp.		10,500	634,830
Visteon Corp.	*	10,355	653,608

			11,842,653

Automobiles—0.2%
Harley-Davidson, Inc.		12,839	703,834
Tesla Motors, Inc.	*†	7,101	762,861
Thor Industries, Inc.		14,018	689,405

			2,156,100

Beverages—1.1%
Brown-Forman Corp., Class B		9,512	642,536
Coca-Cola Enterprises, Inc.		18,566	652,780
Constellation Brands, Inc., Class A	*	107,900	5,623,748
Dr. Pepper Snapple Group, Inc.		14,630	671,956

		Shares	Value
Monster Beverage Corp.	*	62,080	$3,772,602

			11,363,622

Biotechnology—3.0%
Achillion Pharmaceuticals, Inc.	*	139,200	1,138,656
Alexion Pharmaceuticals, Inc.	*	7,291	672,522
Alkermes plc (Ireland)	*	71,400	2,047,752
Alnylam Pharmaceuticals, Inc.	*	54,600	1,693,146
Ariad Pharmaceuticals, Inc.	*	134,432	2,351,216
BioMarin Pharmaceutical, Inc.	*	57,968	3,234,035
Cepheid, Inc.	*	98,217	3,380,629
Cubist Pharmaceuticals, Inc.	*	82,262	3,973,254
Incyte Corp. Ltd.	*†	33,620	739,640
Isis Pharmaceuticals, Inc.	*	51,700	1,389,179
Medivation, Inc.	*	13,814	679,649
Myriad Genetics, Inc.	*	25,155	675,915
Onyx Pharmaceuticals, Inc.	*	50,865	4,416,099
Orexigen Therapeutics, Inc.	*	22,329	130,624
Pharmacyclics, Inc.	*	7,600	603,972
Quintiles Transnational Holdings, Inc.	*	13,800	587,328
Regeneron Pharmaceuticals, Inc.	*	200	44,976
Seattle Genetics, Inc.	*	20,300	638,638
Synageva BioPharma Corp.	*	13,100	550,200
Theravance, Inc.	*†	47,600	1,834,028
United Therapeutics Corp.	*	10,206	671,759
Vertex Pharmaceuticals, Inc.	*	8,709	695,588

			32,148,805

Building Products—0.9%
A.O. Smith Corp.		16,800	609,504
Armstrong World Industries, Inc.	*	13,659	652,764
Fortune Brands Home & Security, Inc.		125,307	4,854,393
Lennox International, Inc.		10,772	695,225
Masco Corp.		33,358	650,147
Owens Corning, Inc.	*	63,400	2,477,672

			9,939,705

Capital Markets—2.0%
Affiliated Managers Group, Inc.	*	26,209	4,296,703
Ameriprise Financial, Inc.		7,800	630,864
Artisan Partners Asset Management, Inc.	*	11,200	558,992
Bank of New York Mellon Corp. (The)		320,000	8,976,000
Carlyle Group LP (The)		109,000	2,801,300
Eaton Vance Corp.		16,510	620,611
Federated Investors, Inc., Class B	†	24,506	671,709
Lazard Ltd., Class A (Bermuda)		19,960	641,714
LPL Financial Holdings, Inc.		17,733	669,598
SEI Investments Co.		23,911	679,790
T. Rowe Price Group, Inc.		9,066	663,178
Waddell & Reed Financial, Inc., Class A		15,003	652,631

			21,863,090

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Chemicals—2.5%
Airgas, Inc.		59,388	$5,669,179
Albemarle Corp.		10,401	647,878
Celanese Corp., Series A		14,121	632,621
CF Industries Holdings, Inc.		200	34,300
Eastman Chemical Co.		9,114	638,071
Ecolab, Inc.		60,900	5,188,071
FMC Corp.		10,377	633,620
International Flavors & Fragrances, Inc.		8,441	634,426
Intrepid Potash, Inc.		1,800	34,290
Mosaic Co. (The)		71,600	3,852,796
NewMarket Corp.	†	2,449	643,009
PPG Industries, Inc.		200	29,282
Rockwood Holdings, Inc.		10,467	670,202
RPM International, Inc.		20,654	659,689
Scotts Miracle-Gro Co. (The), Class A	†	13,528	653,538
Sherwin-Williams Co. (The)		3,734	659,424
Sigma-Aldrich Corp.		7,967	640,228
Valspar Corp. (The)		10,006	647,088
W.R. Grace & Co.	*	37,560	3,156,542
Westlake Chemical Corp.		6,890	664,265

			26,388,519

Commercial Banks—0.4%
Signature Bank/New York	*	8,101	672,545
Texas Capital Bancshares, Inc.	*	73,400	3,256,024

			3,928,569

Commercial Services & Supplies—2.0%
Avery Dennison Corp.		14,700	628,572
Cintas Corp.		14,323	652,269
Clean Harbors, Inc.	*	169,258	8,552,607
Copart, Inc.	*	118,222	3,641,238
Covanta Holding Corp.		1,700	34,034
Iron Mountain, Inc.		23,910	636,245
KAR Auction Services, Inc.		27,800	635,786
Pitney Bowes, Inc.	†	45,760	671,757
R.R. Donnelley & Sons Co.		47,100	659,871
Rollins, Inc.		26,255	680,004
Stericycle, Inc.	*	36,206	3,998,229
Waste Connections, Inc.		16,228	667,620

			21,458,232

Communications Equipment—0.4%
EchoStar Corp., Class A	*	800	31,288
F5 Networks, Inc.	*	9,075	624,360
Harris Corp.		13,322	656,108
JDS Uniphase Corp.	*	43,700	628,406
Juniper Networks, Inc.	*	32,700	631,437
Motorola Solutions, Inc.		11,000	635,030
Palo Alto Networks, Inc.	*	15,560	656,010
Riverbed Technology, Inc.	*	40,648	632,483

			4,495,122

Computers & Peripherals—1.1%
3D Systems Corp.	*	14,100	618,990
Dell, Inc.		456,500	6,094,275
Diebold, Inc.		1,100	37,059
Fusion-io, Inc.	*†	2,100	29,904
NCR Corp.	*	19,960	658,480

		Shares	Value
NetApp, Inc.	*	17,264	$652,234
SanDisk Corp.	*	10,400	635,440
Stratasys Ltd.	*	39,201	3,282,692
Western Digital Corp.		700	43,463

			12,052,537

Construction & Engineering—1.7%
ACS Actividades de Construccion y Servicios SA (Spain)		297,200	7,862,184
AECOM Technology Corp.	*	20,500	651,695
Chicago Bridge & Iron Co. NV (Netherlands)		11,022	657,573
Fluor Corp.		10,237	607,156
Quanta Services, Inc.	*	150,600	3,984,876
URS Corp.		99,000	4,674,780

			18,438,264

Construction Materials—0.8%
Cemex SAB de CV ADR (Mexico)	*	420,875	4,452,858
Eagle Materials, Inc.		9,300	616,311
Headwaters, Inc.	*	270,304	2,389,487
Martin Marietta Materials, Inc.		6,340	623,983

			8,082,639

Containers & Packaging—0.6%
AptarGroup, Inc.		12,032	664,287
Ball Corp.		14,449	600,211
Bemis Co., Inc.		15,900	622,326
Crown Holdings, Inc.	*	16,553	680,825
Greif, Inc., Class A		12,000	632,040
Owens-Illinois, Inc.	*	23,688	658,290
Packaging Corp. of America		13,351	653,665
Rock-Tenn Co., Class A		6,291	628,345
Sealed Air Corp.		26,100	625,095
Silgan Holdings, Inc.		13,838	649,832

			6,414,916

Distributors—0.7%
Genuine Parts Co.		8,422	657,506
LKQ Corp.	*	106,675	2,746,881
Pool Corp.		68,000	3,563,880

			6,968,267

Diversified Consumer Services—0.2%
Apollo Group, Inc., Class A	*	2,000	35,440
H&R Block, Inc.		23,450	650,737
ITT Educational Services, Inc.	*†	2,500	61,000
Service Corp. International		35,400	638,262
Weight Watchers International, Inc.	†	14,963	688,298

			2,073,737

Diversified Financial Services—2.0%
CBOE Holdings, Inc.		15,391	717,836
IntercontinentalExchange, Inc.	*†	58,335	10,369,629
Leucadia National Corp.		25,113	658,463
McGraw Hill Financial, Inc.		70,522	3,751,065
Moody’s Corp.		11,034	672,302
MSCI, Inc.	*	20,232	673,119

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
NASDAQ OMX Group, Inc. (The)		137,700	$4,515,183

			21,357,597

Diversified Telecommunication Services—1.5%
Intelsat SA (Luxembourg)	*	30,200	604,000
Level 3 Communications, Inc.	*	432,601	9,119,229
tw telecom inc.	*	197,233	5,550,137
Windstream Corp.	†	81,593	629,082

			15,902,448

Electric Utilities—0.1%
ITC Holdings Corp.		7,677	700,910

Electrical Equipment—0.7%
AMETEK, Inc.		97,490	4,123,827
Babcock & Wilcox Co. (The)		22,067	662,672
Eaton Corp. plc (Ireland)		600	39,486
General Cable Corp.		1,000	30,750
Hubbell, Inc., Class B		6,607	654,093
Polypore International, Inc.	*†	800	32,240
Rockwell Automation, Inc.		7,987	664,039
Roper Industries, Inc.		5,380	668,304
SolarCity Corp.	*	17,800	672,306

			7,547,717

Electronic Equipment, Instruments & Components—1.3%
Amphenol Corp., Class A		8,428	656,878
Dolby Laboratories, Inc., Class A	†	19,414	649,398
FEI Co.		47,224	3,446,880
FLIR Systems, Inc.		25,082	676,461
IPG Photonics Corp.	†	75,120	4,562,038
Jabil Circuit, Inc.		1,800	36,684
National Instruments Corp.		24,155	674,891
Trimble Navigation Ltd.	*	107,416	2,793,890

			13,497,120

Energy Equipment & Services—1.2%
Atwood Oceanics, Inc.	*	12,036	626,474
Cameron International Corp.	*	82,632	5,053,773
CARBO Ceramics, Inc.	†	400	26,972
Dresser-Rand Group, Inc.	*	11,005	660,080
Dril-Quip, Inc.	*	6,800	613,972
Ensco plc, Class A (United Kingdom)		47,800	2,778,136
Era Group, Inc.	*	5,500	143,825
FMC Technologies, Inc.	*	11,708	651,901
Helmerich & Payne, Inc.		600	37,470
Oceaneering International, Inc.		9,099	656,948
Oil States International, Inc.	*	400	37,056
RPC, Inc.	†	47,697	658,696
SEACOR Holdings, Inc.		400	33,220
Seadrill Ltd. (Bermuda)		15,700	639,618

			12,618,141

Food & Staples Retailing—0.2%
Fresh Market, Inc. (The)	*	13,460	669,231
Kroger Co. (The)		19,280	665,931
Safeway, Inc.		28,236	668,064
Whole Foods Market, Inc.		12,866	662,342

			2,665,568

		Shares	Value
Food Products—2.7%
Annie’s, Inc.	*†	81,275	$3,473,694
Boulder Brands, Inc.	*	114,149	1,375,495
Campbell Soup Co.		15,206	681,077
ConAgra Foods, Inc.		18,400	642,712
Dean Foods Co.	*	1,800	18,036
Flowers Foods, Inc.		30,115	664,025
Green Mountain Coffee Roasters, Inc.	*†	37,534	2,817,302
Hershey Co. (The)		46,137	4,119,111
Hillshire Brands Co.		19,589	648,004
Hormel Foods Corp.		16,477	635,683
Ingredion, Inc.		9,947	652,722
J.M. Smucker Co. (The)		6,100	629,215
McCormick & Co., Inc. (Non-Voting Shares)		9,252	650,971
Mead Johnson Nutrition Co.		8,214	650,795
Mondelez International, Inc., Class A		298,300	8,510,499
Pinnacle Foods, Inc.		24,900	601,335
WhiteWave Foods Co., Class A	*†	158,577	2,576,876

			29,347,552

Gas Utilities—0.1%
ONEOK, Inc.		15,551	642,412
Questar Corp.		28,019	668,253

			1,310,665

Health Care Equipment & Supplies—1.7%
Boston Scientific Corp.	*	354,500	3,286,215
C.R. Bard, Inc.		5,901	641,321
Cooper Cos., Inc. (The)		5,461	650,132
DENTSPLY International, Inc.		16,130	660,685
Edwards Lifesciences Corp.	*	9,682	650,630
HeartWare International, Inc.	*	14,500	1,379,095
Hologic, Inc.	*	31,100	600,230
IDEXX Laboratories, Inc.	*	7,384	662,936
ResMed, Inc.	†	13,345	602,260
Sirona Dental Systems, Inc.	*	44,943	2,960,845
St. Jude Medical, Inc.		14,615	666,882
Thoratec Corp.	*	35,816	1,121,399
Varian Medical Systems, Inc.	*	9,540	643,473
Wright Medical Group, Inc.	*	102,729	2,692,527
Zimmer Holdings, Inc.		8,592	643,884

			17,862,514

Health Care Providers & Services—2.9%
AmerisourceBergen Corp.		11,862	662,256
Brookdale Senior Living, Inc.	*	23,500	621,340
Catamaran Corp.	*	97,086	4,730,030
Cigna Corp.		8,700	630,663
Community Health Systems, Inc.		13,500	632,880
DaVita HealthCare Partners, Inc.	*	104,312	12,600,890
HCA Holdings, Inc.		16,872	608,404
Health Management Associates, Inc., Class A	*	107,700	1,693,044
Henry Schein, Inc.	*	6,883	659,047
Laboratory Corp. of America Holdings	*	6,472	647,847
MEDNAX, Inc.	*	7,000	641,060

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Patterson Cos., Inc.		17,825	$670,220
Quest Diagnostics, Inc.		10,702	648,862
Team Health Holdings, Inc.	*	95,360	3,916,435
Tenet Healthcare Corp.	*	15,440	711,784
Universal Health Services, Inc., Class B		9,822	657,681

			30,732,443

Health Care Technology—0.2%
athenahealth, Inc.	*	13,065	1,106,867
Cerner Corp.	*	6,843	657,544

			1,764,411

Hotels, Restaurants & Leisure—2.1%
Apollo Global Management LLC, Class A		135,800	3,272,780
Bally Technologies, Inc.	*	11,839	667,957
Brinker International, Inc.		16,860	664,790
Burger King Worldwide, Inc.		30,800	600,908
Chipotle Mexican Grill, Inc.	*	1,738	633,240
Choice Hotels International, Inc.	†	16,096	638,850
Darden Restaurants, Inc.		13,157	664,165
Domino’s Pizza, Inc.		10,600	616,390
Dunkin’ Brands Group, Inc.		15,613	668,549
International Game Technology		41,294	690,023
Marriott International, Inc., Class A		16,271	656,860
Norwegian Cruise Line Holdings Ltd.	*	21,700	657,727
Panera Bread Co., Class A	*	25,862	4,808,780
Penn National Gaming, Inc.	*	600	31,716
SeaWorld Entertainment, Inc.		16,300	572,130
Six Flags Entertainment Corp.		16,400	576,624
Starwood Hotels & Resorts Worldwide, Inc.		10,738	678,534
Wyndham Worldwide Corp.		82,375	4,714,321
Wynn Resorts Ltd.		4,942	632,576

			22,446,920

Household Durables—0.5%
D.R. Horton, Inc.		1,400	29,792
Garmin Ltd. (Switzerland)	†	1,000	36,160
Jarden Corp.	*	14,334	627,113
Newell Rubbermaid, Inc.		23,700	622,125
NVR, Inc.	*	733	675,826
PulteGroup, Inc.	*	32,600	618,422
Taylor Morrison Home Corp., Class A	*	24,400	594,872
Tempur Sealy International, Inc.	*	15,593	684,533
Tupperware Brands Corp.		8,357	649,255
Whirlpool Corp.		5,400	617,544

			5,155,642

Household Products—0.4%
Church & Dwight Co., Inc.		66,648	4,112,848
Clorox Co. (The)		7,740	643,504

			4,756,352

Independent Power Producers & Energy Traders—0.1%
Calpine Corp.	*	29,200	619,916

		Shares	Value
Industrial Conglomerates—0.7%
Carlisle Cos., Inc.		10,050	$626,215
Koninklijke Philips NV NYRS (Netherlands)		256,200	6,966,078

			7,592,293

Insurance—5.5%
Allied World Assurance Co. Holdings AG (Switzerland)		7,432	680,102
American Financial Group, Inc.		12,800	626,048
Aon plc (United Kingdom)		137,869	8,871,870
Arch Capital Group Ltd. (Bermuda)	*	12,946	665,554
Arthur J. Gallagher & Co.		15,054	657,709
Assured Guaranty Ltd. (Bermuda)		162,600	3,586,956
Axis Capital Holdings Ltd. (Bermuda)		113,600	5,200,608
Brown & Brown, Inc.		20,530	661,887
Endurance Specialty Holdings Ltd. (Bermuda)		13,155	676,825
Erie Indemnity Co., Class A		9,044	720,716
Fairfax Financial Holdings Ltd. (Canada)		19,400	7,567,940
Hanover Insurance Group, Inc. (The)		13,705	670,586
Loews Corp.		221,400	9,830,160
Progressive Corp. (The)		25,000	635,500
RenaissanceRe Holdings Ltd. (Bermuda)		113,000	9,807,270
Travelers Cos., Inc. (The)		87,000	6,953,040
Validus Holdings Ltd. (Bermuda)		18,366	663,380

			58,476,151

Internet & Catalog Retail—0.9%
Expedia, Inc.		59,243	3,563,466
Groupon, Inc.	*	82,585	701,973
HomeAway, Inc.	*	20,654	667,950
Liberty Interactive Corp., Series A	*	29,353	675,413
Liberty Ventures, Series A	*	7,833	665,883
Netflix, Inc.	*	13,773	2,907,343
TripAdvisor, Inc.	*	10,771	655,631

			9,837,659

Internet Software & Services—1.8%
Akamai Technologies, Inc.	*	16,028	681,991
Angie’s List, Inc.	*†	88,360	2,345,958
AOL, Inc.	*	800	29,184
Cornerstone OnDemand, Inc.	*	66,300	2,870,127
CoStar Group, Inc.	*	29,854	3,853,256
Equinix, Inc.	*	3,579	661,113
Gogo, Inc.	*	78,546	1,097,288
IAC/InterActiveCorp		13,762	654,521
LinkedIn Corp., Class A	*	3,833	683,424
MercadoLibre, Inc. (Argentina)	†	24,868	2,679,776
Pandora Media, Inc.	*†	43,373	798,063
Rackspace Hosting, Inc.	*	17,133	649,169
VeriSign, Inc.	*	14,531	648,954
Zillow, Inc., Class A	*†	29,207	1,644,354

			19,297,178

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
IT Services—6.0%
Alliance Data Systems Corp.	*	79,811	$14,448,185
Amdocs Ltd.		164,600	6,105,014
Booz Allen Hamilton Holding Corp.		36,100	627,418
Broadridge Financial Solutions, Inc.		24,931	662,666
DST Systems, Inc.		9,639	629,716
Fidelity National Information Services, Inc.		14,400	616,896
Fiserv, Inc.	*	7,735	676,116
FleetCor Technologies, Inc.	*	43,556	3,541,103
Gartner, Inc.	*	113,056	6,443,062
Genpact Ltd. (Bermuda)		33,779	649,908
Global Payments, Inc.		84,418	3,910,242
Jack Henry & Associates, Inc.		13,680	644,739
Lender Processing Services, Inc.		20,655	668,189
NeuStar, Inc., Class A	*	170,840	8,316,491
Paychex, Inc.		17,512	639,538
SAIC, Inc.		2,500	34,825
Teradata Corp.	*	65,332	3,281,626
Total System Services, Inc.		27,558	674,620
Vantiv, Inc., Class A	*	403,656	11,140,906
VeriFone Systems, Inc.	*	1,600	26,896
Western Union Co. (The)		39,403	674,185

			64,412,341

Leisure Equipment & Products—0.4%
Hasbro, Inc.		14,557	652,590
LeapFrog Enterprises, Inc.	*†	277,289	2,728,524
Mattel, Inc.		14,620	662,432
Polaris Industries, Inc.		6,914	656,830

			4,700,376

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc.		15,061	644,008
Bruker Corp.	*	218,487	3,528,565
Charles River Laboratories International, Inc.	*	15,499	635,924
Covance, Inc.	*	8,521	648,789
Illumina, Inc.	*†	49,803	3,727,256
Life Technologies Corp.	*	8,845	654,618
Mettler-Toledo International, Inc.	*	3,213	646,456
Techne Corp.		9,372	647,418
Waters Corp.	*	6,517	652,026

			11,785,060

Machinery—4.1%
Chart Industries, Inc.	*	34,965	3,289,857
Colfax Corp.	*	68,227	3,555,309
Crane Co.		10,700	641,144
Donaldson Co., Inc.		18,669	665,736
Dover Corp.		7,900	613,514
Flowserve Corp.		12,138	655,573
Graco, Inc.		76,287	4,822,101
Harsco Corp.		27,300	633,087
IDEX Corp.		12,759	686,562
Ingersoll-Rand plc (Ireland)		11,758	652,804
ITT Corp.		22,400	658,784
Joy Global, Inc.		600	29,118

		Shares	Value
Lincoln Electric Holdings, Inc.		11,592	$663,874
Manitowoc Co., Inc. (The)		37,178	665,858
Navistar International Corp.	*	22,700	630,152
Nordson Corp.		106,898	7,409,100
PACCAR, Inc.		12,351	662,755
Pall Corp.		41,413	2,751,066
Parker Hannifin Corp.		400	38,160
Proto Labs, Inc.	*	6,700	435,299
Snap-on, Inc.		7,318	654,083
SPX Corp.		400	28,792
Stanley Black & Decker, Inc.		8,100	626,130
Timken Co.		600	33,768
Toro Co. (The)		14,145	642,324
Valmont Industries, Inc.		4,710	673,954
WABCO Holdings, Inc.	*	72,095	5,384,776
Wabtec Corp.		95,206	5,086,857
Xylem, Inc.		24,981	672,988

			43,963,525

Marine—0.1%
Kirby Corp.	*	8,231	654,694
Matson, Inc.		1,400	35,000

			689,694

Media—3.1%
AMC Networks, Inc., Class A	*	81,343	5,320,646
Cablevision Systems Corp., Class A		43,386	729,753
Charter Communications, Inc., Class A	*	5,415	670,648
Cinemark Holdings, Inc.		23,204	647,856
Clear Channel Outdoor Holdings, Inc., Class A	*	87,458	652,437
DIRECTV	*	148,570	9,154,883
Discovery Communications, Inc., Class A	*	8,695	671,341
Discovery Communications, Inc., Class C	*	91,500	6,373,890
DISH Network Corp., Class A		16,079	683,679
Interpublic Group of Cos., Inc. (The)		45,691	664,804
John Wiley & Sons, Inc., Class A		900	36,081
Lamar Advertising Co., Class A	*	15,295	663,803
Liberty Global plc, Series A, Class A (United Kingdom)	*	600	44,448
Liberty Global plc, Series C (United Kingdom)	*	200	13,578
Liberty Media Corp.	*	300	38,028
Lions Gate Entertainment Corp.	*	21,600	593,352
Madison Square Garden Co. (The), Class A	*	11,136	659,808
Morningstar, Inc.		8,588	666,257
National CineMedia, Inc.		126,600	2,138,274
Omnicom Group, Inc.		10,389	653,156
Regal Entertainment Group, Class A	†	38,416	687,646
Scripps Networks Interactive, Inc., Class A		9,745	650,576
Sirius XM Radio, Inc.	†	11,100	37,185
Starz, Class A	*	29,513	652,237

			33,104,366

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Metals & Mining—0.5%
Allied Nevada Gold Corp.	*	2,400	$15,552
Carpenter Technology Corp.		700	31,549
Compass Minerals International, Inc.		7,812	660,349
Molycorp, Inc.	*†	6,600	40,920
Reliance Steel & Aluminum Co.		44,475	2,915,781
Royal Gold, Inc.		13,812	581,209
Steel Dynamics, Inc.		2,200	32,802
Tahoe Resources, Inc.	*	39,408	557,623

			4,835,785

Multiline Retail—0.4%
Big Lots, Inc.	*	20,171	635,992
Dillard’s, Inc., Class A		7,600	622,972
Dollar General Corp.	*	12,820	646,513
Dollar Tree, Inc.	*	13,053	663,614
Family Dollar Stores, Inc.		10,384	647,027
Kohl’s Corp.		800	40,408
Macy’s, Inc.		13,907	667,536
Nordstrom, Inc.		11,087	664,555

			4,588,617

Office Electronics—0.1%
Zebra Technologies Corp., Class A	*	14,481	629,055

Oil, Gas & Consumable Fuels—5.4%
Cabot Oil & Gas Corp.		9,511	675,471
Cheniere Energy, Inc.	*	24,396	677,233
Chesapeake Energy Corp.		607,200	12,374,736
Cobalt International Energy, Inc.	*	24,216	643,419
Concho Resources, Inc.	*	7,568	633,593
CONSOL Energy, Inc.		250,300	6,783,130
Continental Resources, Inc.	*	7,813	672,387
CVR Energy, Inc.		12,500	592,500
Denbury Resources, Inc.	*	204,900	3,548,868
EQT Corp.		7,700	611,149
Golar LNG Ltd. (Bermuda)	†	1,000	31,890
Gulfport Energy Corp.	*	80,322	3,780,757
Kosmos Energy Ltd. (Bermuda)	*	60,412	613,786
Laredo Petroleum Holdings, Inc.	*	32,044	658,825
Murphy Oil Corp.		129,400	7,879,166
Noble Energy, Inc.		10,880	653,235
Oasis Petroleum, Inc.	*	66,000	2,565,420
PBF Energy, Inc.	†	900	23,310
PDC Energy, Inc.	*	49,313	2,538,633
Pioneer Natural Resources Co.		4,477	648,046
QEP Resources, Inc.		21,700	602,826
Range Resources Corp.		8,337	644,617
SM Energy Co.		10,634	637,827
Southwestern Energy Co.	*	122,365	4,469,993
Whiting Petroleum Corp.	*	100,035	4,610,613
World Fuel Services Corp.		16,430	656,871

			58,228,301

		Shares	Value
Paper & Forest Products—0.1%
International Paper Co.		14,000	$620,340

Personal Products—0.2%
Avon Products, Inc.		31,158	655,253
Coty, Inc., Class A	*	37,300	640,814
Herbalife Ltd. (Cayman Islands)	†	14,402	650,106
Nu Skin Enterprises, Inc., Class A		11,159	682,038

			2,628,211

Pharmaceuticals—1.1%
Actavis, Inc.	*	5,421	684,239
Endo Health Solutions, Inc.	*	17,279	635,694
Jazz Pharmaceuticals plc (Ireland)	*	9,100	625,443
Mylan, Inc.	*	21,119	655,322
Perrigo Co.		5,413	654,973
Salix Pharmaceuticals Ltd.	*	76,359	5,051,148
Santarus, Inc.	*	103,375	2,176,044
Warner Chilcott plc, Class A (Ireland)		34,292	681,725
Zoetis, Inc.		20,400	630,156

			11,794,744

Professional Services—2.7%
Advisory Board Co. (The)	*	72,030	3,936,440
Dun & Bradstreet Corp. (The)		6,838	666,363
Equifax, Inc.		72,357	4,263,998
IHS, Inc., Class A	*	40,130	4,188,769
Nielsen Holdings NV		238,207	8,001,373
Robert Half International, Inc.		19,812	658,353
Towers Watson & Co., Class A		35,100	2,876,094
Verisk Analytics, Inc., Class A	*	79,692	4,757,612

			29,349,002

Real Estate Investment Trusts (REITs)—1.1%
American Campus Communities, Inc. REIT		800	32,528
Apartment Investment & Management Co., Class A REIT		22,257	668,600
Boston Properties, Inc. REIT		6,323	666,887
BRE Properties, Inc. REIT		700	35,014
Camden Property Trust REIT		500	34,570
CBL & Associates Properties, Inc. REIT		29,200	625,464
Corrections Corp. of America REIT		18,600	629,982
Digital Realty Trust, Inc. REIT	†	11,073	675,453
Equity Lifestyle Properties, Inc. REIT		8,880	697,879
Essex Property Trust, Inc. REIT		200	31,784
Extra Space Storage, Inc. REIT		15,481	649,118
Federal Realty Investment Trust REIT		6,325	655,776
HCP, Inc. REIT		600	27,264
Home Properties, Inc. REIT		600	39,222
Kilroy Realty Corp. REIT		600	31,806
Mid-America Apartment Communities, Inc. REIT		500	33,885

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
Omega Healthcare Investors, Inc. REIT		20,800	$645,216
Plum Creek Timber Co., Inc. REIT		14,220	663,648
Post Properties, Inc. REIT		700	34,643
Rayonier, Inc. REIT		12,348	683,956
Regency Centers Corp. REIT		13,879	705,192
Senior Housing Properties Trust REIT		24,800	643,064
Tanger Factory Outlet Centers, Inc. REIT		19,033	636,844
Taubman Centers, Inc. REIT		8,834	663,875
Ventas, Inc. REIT		9,400	652,924
Vornado Realty Trust REIT		7,800	646,230
Weyerhaeuser Co. REIT		23,504	669,629

			12,180,453

Real Estate Management & Development—0.6%
Alexander & Baldwin, Inc.	*	1,000	39,750
CBRE Group, Inc., Class A	*	194,091	4,533,966
Realogy Holdings Corp.	*	13,900	667,756
St. Joe Co. (The)	*†	31,970	672,968

			5,914,440

Road & Rail—2.1%
AMERCO		3,700	599,030
Avis Budget Group, Inc.	*	21,800	626,750
Con-way, Inc.		16,815	655,112
Genesee & Wyoming, Inc., Class A	*	7,300	619,332
Hertz Global Holdings, Inc.	*	398,541	9,883,817
J.B. Hunt Transport Services, Inc.		9,204	664,897
Kansas City Southern		78,923	8,362,681
Landstar System, Inc.		12,527	645,141
Old Dominion Freight Line, Inc.	*	14,500	603,490

			22,660,250

Semiconductors & Semiconductor Equipment—2.1%
Advanced Micro Devices, Inc.	*†	166,805	680,564
Altera Corp.		89,643	2,957,323
Analog Devices, Inc.		14,545	655,398
Applied Materials, Inc.		40,700	606,837
ASML Holding NV NYRS (Netherlands)		43,400	3,432,940
Atmel Corp.	*	88,309	649,071
Avago Technologies Ltd. (Singapore)		17,389	650,001
Cavium, Inc.	*	69,100	2,444,067
Cree, Inc.	*	10,000	638,600
Cypress Semiconductor Corp.	*†	3,100	33,263
Freescale Semiconductor Ltd.	*†	45,862	621,430
Lam Research Corp.	*	14,474	641,777
Linear Technology Corp.		17,938	660,836
LSI Corp.	*	92,542	660,750
Maxim Integrated Products, Inc.		139,279	3,869,171
Microchip Technology, Inc.		17,571	654,520
ON Semiconductor Corp.	*	78,500	634,280
Silicon Laboratories, Inc.	*	15,574	644,919
Skyworks Solutions, Inc.	*	30,397	665,390
Teradyne, Inc.	*	2,100	36,897

		Shares	Value
Xilinx, Inc.		16,566	$656,179

			22,494,213

Software—5.1%
ACI Worldwide, Inc.	*	75,363	3,502,872
ANSYS, Inc.	*	8,907	651,102
Aspen Technology, Inc.	*	133,599	3,846,315
Autodesk, Inc.	*	18,748	636,307
BMC Software, Inc.	*	14,730	664,912
BroadSoft, Inc.	*	82,371	2,273,440
CA, Inc.		1,400	40,082
Cadence Design Systems, Inc.	*	45,154	653,830
Check Point Software Technologies Ltd. (Israel)	*	47,000	2,334,960
Citrix Systems, Inc.	*	66,303	4,000,060
CommVault Systems, Inc.	*	65,645	4,981,799
Compuware Corp.		2,800	28,980
Concur Technologies, Inc.	*†	8,489	690,835
Electronic Arts, Inc.	*	28,000	643,160
FactSet Research Systems, Inc.	†	6,452	657,717
Fortinet, Inc.	*	36,847	644,822
Guidewire Software, Inc.	*	86,000	3,616,300
Informatica Corp.	*	96,401	3,372,107
Intuit, Inc.		11,190	682,926
MICROS Systems, Inc.	*	15,074	650,443
NetSuite, Inc.	*	7,601	697,316
Nuance Communications, Inc.	*	1,700	31,246
Red Hat, Inc.	*	13,666	653,508
Rovi Corp.	*	27,582	629,973
ServiceNow, Inc.	*	94,690	3,824,529
SolarWinds, Inc.	*	93,381	3,624,117
Solera Holdings, Inc.		73,391	4,084,209
Splunk, Inc.	*	75,464	3,498,511
Symantec Corp.		27,847	625,722
Synopsys, Inc.	*	1,000	35,750
Tableau Software, Inc., Class A	*	11,100	615,162
TIBCO Software, Inc.	*	30,901	661,281
Workday, Inc., Class A	*	10,300	660,127
Zynga, Inc., Class A	*	10,200	28,356

			54,242,776

Specialty Retail—5.7%
Aaron’s, Inc.		22,925	642,129
Abercrombie & Fitch Co., Class A		13,400	606,350
Advance Auto Parts, Inc.		8,234	668,354
American Eagle Outfitters, Inc.		36,508	666,636
Ascena Retail Group, Inc.	*	37,231	649,681
AutoNation, Inc.	*	15,497	672,415
AutoZone, Inc.	*	1,570	665,193
Bed Bath & Beyond, Inc.	*	9,215	653,343
Best Buy Co., Inc.		22,900	625,857
Cabela’s, Inc.	*	9,200	595,792
CarMax, Inc.	*	14,574	672,736
Chico’s FAS, Inc.		208,047	3,549,282
Dick’s Sporting Goods, Inc.		13,003	650,930
DSW, Inc., Class A		58,191	4,275,293
Finish Line, Inc. (The), Class A		93,457	2,042,970
Foot Locker, Inc.		110,300	3,874,839
Gap, Inc. (The)		15,850	661,420

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund		Shares	Value
COMMON STOCKS—(Continued)
GNC Holdings, Inc., Class A		217,101	$9,598,035
L Brands, Inc.		12,727	626,805
Lumber Liquidators Holdings, Inc.	*	33,600	2,616,432
O’Reilly Automotive, Inc.	*	57,835	6,513,378
PetSmart, Inc.		9,550	639,755
Restoration Hardware Holdings, Inc.	*	33,976	2,548,200
Ross Stores, Inc.		10,125	656,201
Sally Beauty Holdings, Inc.	*	164,254	5,108,299
Signet Jewelers Ltd. (Bermuda)		9,200	620,356
Tiffany & Co.		43,194	3,146,251
Tractor Supply Co.		39,687	4,667,588
Ulta Salon Cosmetics & Fragrance, Inc.	*	7,006	701,721
Urban Outfitters, Inc.	*	16,323	656,511
Williams-Sonoma, Inc.		11,912	665,762

			60,938,514

Textiles, Apparel & Luxury Goods—2.2%
Carter’s, Inc.		9,075	672,185
Coach, Inc.		10,800	616,572
Deckers Outdoor Corp.	*	13,225	667,995
Fossil Group, Inc.	*	6,422	663,457
Hanesbrands, Inc.		89,416	4,597,771
Michael Kors Holdings Ltd. (Hong Kong)	*	10,923	677,444
Movado Group, Inc.		60,700	2,053,481
PVH Corp.		61,289	7,664,189
Ralph Lauren Corp.		3,840	667,162
Under Armour, Inc., Class A	*	77,552	4,630,630
V.F. Corp.		3,513	678,220

			23,589,106

Thrifts & Mortgage Finance—0.1%
Nationstar Mortgage Holdings, Inc.	*	16,500	617,760
Ocwen Financial Corp.	*	14,800	610,056
People’s United Financial, Inc.		2,600	38,740

			1,266,556

Tobacco—0.1%
Lorillard, Inc.		14,855	648,866

Trading Companies & Distributors—1.2%
Fastenal Co.		14,313	656,251
MRC Global, Inc.	*	173,777	4,799,721
MSC Industrial Direct Co., Inc., Class A		7,992	619,060
United Rentals, Inc.	*	71,768	3,581,941
W.W. Grainger, Inc.		14,482	3,652,071

			13,309,044

Water Utilities—0.1%
Aqua America, Inc.		21,716	679,494

Wireless Telecommunication Services—1.6%
Clearwire Corp., Class A	*	121,000	602,580
Crown Castle International Corp.	*	9,708	702,762

		Shares	Value
SBA Communications Corp., Class A	*	219,640	$16,279,717

			17,585,059

TOTAL COMMON STOCKS
(Cost $869,905,290)			1,037,908,564

MONEY MARKET FUNDS—7.7%
Institutional Money Market Funds—7.7%
Dreyfus Institutional Cash Advantage Fund, 0.04%	††¥	7,300,000	7,300,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%		¥37,468,817	37,468,817
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%	††¥	8,737,391	8,737,391
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.08%	††¥	7,300,000	7,300,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.09%	††¥	7,300,000	7,300,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.10%	††¥	7,300,000	7,300,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.08%	††¥	7,300,000	7,300,000

TOTAL MONEY MARKET FUNDS
(Cost $82,706,208)			82,706,208

TOTAL INVESTMENTS—104.7%
(Cost $952,611,498)			1,120,614,772
Other assets less liabilities—(4.7%)			(49,908,006)

NET ASSETS—100.0%			$1,070,706,766

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Discovery Fund		Shares	Value

COMMON STOCKS—47.9%
Aerospace & Defense—1.4%
Astronics Corp.	*	35,500	$1,450,885
Astronics Corp., Class B	*	6,375	259,144
DigitalGlobe, Inc.	*	46,495	1,441,810

			3,151,839

Auto Components—0.6%
Standard Motor Products, Inc.		38,277	1,314,432

Automobiles—0.3%
Tesla Motors, Inc.	*†	5,800	623,094

Biotechnology—2.7%
Arena Pharmaceuticals, Inc.	*†	179,658	1,383,367
Incyte Corp. Ltd.	*	62,400	1,372,800
Ironwood Pharmaceuticals, Inc.	*	88,600	881,570
NPS Pharmaceuticals, Inc.	*	117,500	1,774,250
Rigel Pharmaceuticals, Inc.	*	235,000	784,900

			6,196,887

Capital Markets—0.6%
Fifth Street Finance Corp.		124,300	1,298,935

Chemicals—1.2%
ADA-ES, Inc.	*	39,800	1,676,376
LSB Industries, Inc.	*	39,400	1,198,154

			2,874,530

Commercial Banks—0.6%
Hudson Valley Holding Corp.		88,589	1,504,241

Commercial Services & Supplies—0.5%
Performant Financial Corp.	*	104,600	1,212,314

Communications Equipment—3.8%
ARRIS Group, Inc.	*	98,400	1,412,040
Emulex Corp.	*	195,400	1,274,008
Extreme Networks, Inc.	*	333,500	1,150,575
Mitel Networks Corp. (Canada)	*	420,470	1,614,605
NETGEAR, Inc.	*	47,100	1,438,434
Parkervision, Inc.	*†	404,640	1,841,112

			8,730,774

Construction & Engineering—1.1%
EMCOR Group, Inc.		30,500	1,239,825
Michael Baker Corp.		48,300	1,309,413

			2,549,238

Consumer Finance—1.1%
DFC Global Corp.	*	77,800	1,074,418
Regional Management Corp.	*	60,699	1,517,475

			2,591,893

Containers & Packaging—0.1%
Myers Industries, Inc.		17,400	261,174

Diversified Consumer Services—0.6%
Steiner Leisure Ltd. (Bahamas)	*	28,000	1,480,080

Electric Utilities—1.3%
ALLETE, Inc.		21,000	1,046,850
UNS Energy Corp.		21,900	979,587

		Shares	Value

Westar Energy, Inc.		29,700	$949,212

			2,975,649

Electronic Equipment, Instruments & Components—0.5%
TTM Technologies, Inc.	*	131,700	1,106,280

Energy Equipment & Services—0.7%
C&J Energy Services, Inc.	*	6,000	116,220
C&J Energy Services, Inc.	*^‡	76,100	1,474,057

			1,590,277

Food Products—0.6%
Darling International, Inc.	*	75,200	1,403,232

Health Care Equipment & Supplies—2.7%
Globus Medical, Inc., Class A	*†	110,443	1,862,069
Greatbatch, Inc.	*	41,400	1,357,506
ICU Medical, Inc.	*	18,000	1,297,080
Orthofix International NV (Netherlands Antilles)	*	45,800	1,232,020
PhotoMedex, Inc.	*†	38,950	620,863

			6,369,538

Health Care Providers & Services—1.7%
Amsurg Corp.	*	29,200	1,024,920
Ensign Group, Inc. (The)		35,800	1,260,876
LHC Group, Inc.	*	18,900	370,062
MEDNAX, Inc.	*	13,100	1,199,698

			3,855,556

Hotels, Restaurants & Leisure—1.9%
Del Frisco’s Restaurant Group, Inc.	*	79,000	1,691,390
Ignite Restaurant Group, Inc.	*	75,000	1,415,250
Red Robin Gourmet Burgers, Inc.	*	25,500	1,407,090

			4,513,730

Industrial Conglomerates—0.5%
Carlisle Cos., Inc.		18,900	1,177,659

Leisure Equipment & Products—0.8%
LeapFrog Enterprises, Inc.	*†	186,500	1,835,160

Machinery—2.6%
Altra Holdings, Inc.		47,900	1,311,502
John Bean Technologies Corp.		47,700	1,002,177
Luxfer Holdings plc ADR (United Kingdom)		78,692	1,247,268
Titan International, Inc.		59,700	1,007,139
Wabash National Corp.	*	138,200	1,406,876

			5,974,962

Metals & Mining—0.7%
New Gold, Inc. (Canada)	*†	153,800	987,396
Romarco Minerals, Inc. (Canada)	*	916,150	409,423
Universal Stainless & Alloy Products, Inc.	*	8,200	241,736

			1,638,555

Oil, Gas & Consumable Fuels—3.2%
BPZ Resources, Inc.	*†	979,000	1,752,410
Diamondback Energy, Inc.	*	42,100	1,402,772
EPL Oil & Gas, Inc.	*	49,000	1,438,640

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Discovery Fund	Shares	Value

COMMON STOCKS—(Continued)
Karoon Gas Australia Ltd. (Australia) *	244,040	$1,135,668
Synergy Resources Corp. *	216,500	1,584,780

		7,314,270

Pharmaceuticals—0.5%
Medicines Co. (The) *	35,700	1,098,132

Professional Services—0.7%
RPX Corp. *	97,400	1,636,320

Real Estate Investment Trusts (REITs)—3.6%
Armada Hoffler Properties, Inc. REIT	112,500	1,325,250
Capstead Mortgage Corp. REIT	77,200	934,120
Gladstone Commercial Corp. REIT	57,400	1,069,936
Medical Properties Trust, Inc. REIT	84,900	1,215,768
Pebblebrook Hotel Trust REIT	47,500	1,227,875
STAG Industrial, Inc. REIT	60,100	1,198,995
Summit Hotel Properties, Inc. REIT	135,900	1,284,255

		8,256,199

Road & Rail—0.3%
Quality Distribution, Inc. *	85,400	754,936

Software—2.7%
Actuate Corp. *	227,000	1,507,280
Allot Communications Ltd. (Israel) *	118,000	1,617,780
Ebix, Inc. †	124,000	1,148,240
Netscout Systems, Inc. *	41,900	977,946
SeaChange International, Inc. *	95,593	1,119,394

		6,370,640

Specialty Retail—2.5%
Cato Corp. (The), Class A	58,100	1,450,176
Destination Maternity Corp.	59,900	1,473,540
Finish Line, Inc. (The), Class A	74,700	1,632,942
Shoe Carnival, Inc.	56,250	1,350,562

		5,907,220

Textiles, Apparel & Luxury Goods—0.6%
Skechers U.S.A., Inc., Class A *	56,500	1,356,565

Thrifts & Mortgage Finance—2.7%
EverBank Financial Corp.	98,900	1,637,784
Flushing Financial Corp.	80,917	1,331,085
Home Loan Servicing Solutions Ltd. (Cayman Islands)	77,000	1,845,690
WSFS Financial Corp.	29,700	1,555,983

		6,370,542

Trading Companies & Distributors—2.5%
CAI International, Inc. *	64,400	1,517,908
Cervus Equipment Corp. (Canada)	4,900	92,763
H&E Equipment Services, Inc.	67,845	1,429,494
TAL International Group, Inc. *	33,653	1,466,262

			Shares	Value

Textainer Group Holdings Ltd. (Bermuda)		†	36,000	$1,383,840

				5,890,267

TOTAL COMMON STOCKS
(Cost $89,890,663)				111,185,120

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—25.5%
Aerospace & Defense—0.2%
United Technologies Corp.
0.775%	06/01/2015	#	$545,000	548,540

Auto Components—0.1%
Johnson Controls, Inc.
0.683%	02/04/2014	#	290,000	290,395

Beverages—0.7%
Coca-Cola Enterprises, Inc.
1.125%	11/12/2013		530,000	531,189
PepsiCo, Inc.
0.700%	08/13/2015		1,000,000	1,000,268

				1,531,457

Biotechnology—0.2%
Amgen, Inc.
1.875%	11/15/2014		330,000	335,096
Gilead Sciences, Inc.
2.400%	12/01/2014		140,000	143,162

				478,258

Building Products—0.1%
Masco Corp.
4.800%	06/15/2015		165,000	169,950

Capital Markets—1.7%
Bank of New York Mellon Corp. (The) MTN
2.500%	01/15/2016		525,000	543,455
1.200%	02/20/2015		100,000	100,850
E*TRADE Financial Corp.
6.000%	11/15/2017		190,000	192,850
Goldman Sachs Group, Inc. (The)
1.273%	02/07/2014	#	570,000	571,570
ING Bank NV (Netherlands)
3.750%	03/07/2017	^	500,000	523,769
Morgan Stanley
1.556%	04/25/2018	#	620,000	608,781
1.523%	02/25/2016	#	450,000	449,021
Nomura Holdings, Inc. MTN (Japan)
1.722%	09/13/2016	#	500,000	499,773
TD Ameritrade Holding Corp.
4.150%	12/01/2014		410,000	429,427

				3,919,496

Chemicals—0.2%
Ashland, Inc.
3.000%	03/15/2016	^	400,000	404,000
Ecolab, Inc.
2.375%	12/08/2014		110,000	112,226

				516,226

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Commercial Banks—3.0%
Australia & New Zealand Banking Group Ltd. (Australia)
0.835%	05/15/2018	#†	$580,000	$578,204
Banco Bradesco SA (Brazil)
2.374%	05/16/2014	#^	300,000	302,856
Bank of Ceylon (Sri Lanka)
6.875%	05/03/2017	^	200,000	202,750
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
0.723%	02/26/2016	#^	480,000	481,074
BB&T Corp. MTN
3.375%	09/25/2013		200,000	201,326
1.600%	08/15/2017		150,000	146,837
CIT Group, Inc.
4.750%	02/15/2015	^	270,000	275,063
Credit Agricole SA/London (France)
1.438%	04/15/2016	#^	440,000	442,224
Discover Bank
2.000%	02/21/2018		650,000	629,812
HSBC Bank plc (United Kingdom)
0.915%	05/15/2018	#^	560,000	560,663
KeyBank NA, Bank Note
4.950%	09/15/2015		200,000	215,564
KeyCorp MTN
3.750%	08/13/2015		230,000	242,350
Regions Financial Corp.
2.000%	05/15/2018		370,000	350,165
Royal Bank of Scotland Group plc (United Kingdom)
2.550%	09/18/2015		695,000	707,026
US Bancorp
4.200%	05/15/2014		500,000	516,391
US Bank NA, Bank Note
0.557%	10/14/2014	#	400,000	400,843
Wachovia Bank NA, Bank Note
4.800%	11/01/2014		545,000	573,825
Wells Fargo & Co.
0.906%	04/23/2018	#	170,000	169,323

				6,996,296

Communications Equipment—0.1%
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		130,000	128,069

Computers & Peripherals—0.6%
Apple, Inc.
1.000%	05/03/2018		280,000	269,199
0.523%	05/03/2018	#	575,000	573,218
0.450%	05/03/2016		250,000	247,489
Hewlett-Packard Co.
1.823%	09/19/2014	#	300,000	302,974

				1,392,880

Consumer Finance—2.7%
Ally Financial, Inc.
4.625%	06/26/2015		480,000	492,247
American Express Co.
0.863%	05/22/2018	#	590,000	589,936
American Express Credit Corp. MTN
5.125%	08/25/2014		300,000	314,512
1.750%	06/12/2015		100,000	101,405
Capital One Financial Corp.
2.125%	07/15/2014		340,000	344,073

Coupon Rate	Maturity Date		Face	Value

Caterpillar Financial Services Corp.
0.700%	11/06/2015		$150,000	$149,766
Caterpillar Financial Services Corp. MTN
1.375%	05/20/2014		360,000	363,098
Ford Motor Credit Co. LLC
3.875%	01/15/2015		470,000	484,630
1.525%	05/09/2016	#	280,000	282,154
General Motors Financial Co., Inc.
4.750%	08/15/2017	^	350,000	360,500
2.750%	05/15/2016	^	200,000	197,125
International Lease Finance Corp.
6.500%	09/01/2014	^	200,000	209,000
4.875%	04/01/2015		210,000	214,200
2.224%	06/15/2016	#	560,000	558,600
John Deere Capital Corp.
0.700%	09/04/2015		280,000	279,656
John Deere Capital Corp. MTN
1.600%	03/03/2014		270,000	272,239
PACCAR Financial Corp. MTN
1.550%	09/29/2014		210,000	212,596
1.050%	06/05/2015		90,000	90,657
RCI Banque SA (France)
2.148%	04/11/2014	#^	800,000	801,808

				6,318,202

Diversified Financial Services—3.1%
Bank of America Corp.
3.700%	09/01/2015		425,000	443,257
Bank of America Corp. MTN
1.343%	03/22/2018	#	590,000	584,513
1.250%	01/11/2016		190,000	187,484
Bank of America Corp., Series 1
3.750%	07/12/2016		130,000	136,374
Citigroup, Inc.
6.000%	12/13/2013		175,000	179,085
4.450%	01/10/2017		225,000	241,125
2.250%	08/07/2015		500,000	508,664
1.064%	04/01/2016	#	540,000	541,688
ERAC USA Finance LLC
2.250%	01/10/2014	^	400,000	403,048
General Electric Capital Corp.
5.900%	05/13/2014		260,000	272,335
2.150%	01/09/2015		240,000	244,812
1.625%	07/02/2015		400,000	404,874
General Electric Capital Corp. MTN
0.910%	04/07/2014	#	300,000	301,380
General Electric Capital Corp., Series A
3.750%	11/14/2014		390,000	405,425
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	160,000	159,802
JPMorgan Chase & Co.
1.176%	01/25/2018	#	280,000	279,694
JPMorgan Chase & Co. MTN
1.875%	03/20/2015		105,000	106,275
1.100%	10/15/2015		250,000	248,614
1.075%	01/24/2014	#	540,000	542,167
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		460,000	474,477
National Rural Utilities Cooperative Finance Corp.
1.125%	11/01/2013		215,000	215,445
1.000%	02/02/2015		200,000	201,044

				7,081,582

Diversified Telecommunication Services—0.9%
AT&T, Inc.
0.875%	02/13/2015		780,000	780,720

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date			Face	Value

CORPORATE OBLIGATIONS—(Continued)
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013			$105,000	$106,326
Verizon Communications, Inc.
0.700%	11/02/2015			210,000	208,710
0.474%	03/06/2015	#^		300,000	299,628
Vivendi SA (France)
2.400%	04/10/2015	^		280,000	285,298
Windstream Corp.
8.125%	08/01/2013			70,000	70,367
7.875%	11/01/2017			340,000	374,850

					2,125,899

Electric Utilities—0.3%
Georgia Power Co.
0.750%	08/10/2015			500,000	499,301
NextEra Energy Capital Holdings, Inc.
1.611%	06/01/2014			180,000	181,517
1.200%	06/01/2015			80,000	80,443

					761,261

Electronic Equipment, Instruments & Components—0.2%
Tech Data Corp.
3.750%	09/21/2017			540,000	549,096

Food & Staples Retailing—0.4%
Kroger Co. (The)
2.200%	01/15/2017			500,000	502,412
Walgreen Co.
1.000%	03/13/2015			210,000	210,751
0.772%	03/13/2014	#		120,000	120,133
Wal-Mart Stores, Inc.
0.600%	04/11/2016			120,000	119,280

					952,576

Food Products—1.1%
BRF SA (Brazil)
7.750%	05/22/2018	^	BRL	1,200,000	467,878
ConAgra Foods, Inc.
1.350%	09/10/2015			70,000	70,517
1.300%	01/25/2016			110,000	110,251
General Mills, Inc.
5.250%	08/15/2013			750,000	754,280
0.875%	01/29/2016			90,000	89,535
0.576%	01/29/2016	#		90,000	89,945
Kellogg Co.
1.125%	05/15/2015			350,000	351,667
Kraft Foods Group, Inc.
1.625%	06/04/2015			150,000	151,671
Mondelez International, Inc.
5.250%	10/01/2013			140,000	141,650
Want Want China Finance Ltd. (Cayman Islands)
1.875%	05/14/2018	^		290,000	272,133

					2,499,527

Gas Utilities—0.2%
Sabine Pass LNG LP
7.500%	11/30/2016			370,000	400,062

Health Care Equipment & Supplies—0.3%
Baxter International, Inc.
0.950%	06/01/2016			110,000	109,562

Coupon Rate	Maturity Date		Face	Value

DENTSPLY International, Inc.
1.775%	08/15/2013	#	$280,000	$280,377
Stryker Corp.
3.000%	01/15/2015		300,000	310,705

				700,644

Health Care Providers & Services—0.7%
Express Scripts Holding Co., Series WI
2.750%	11/21/2014		500,000	511,172
HCA, Inc.
6.750%	07/15/2013		80,000	80,167
Quest Diagnostics, Inc.
1.123%	03/24/2014	#	160,000	160,643
UnitedHealth Group, Inc.
1.400%	10/15/2017		100,000	98,286
WellPoint, Inc.
2.375%	02/15/2017		465,000	469,464
1.250%	09/10/2015		190,000	190,420

				1,510,152

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp. MTN
0.750%	05/29/2015		190,000	190,513

Household Durables—0.0%
Lennar Corp.
4.750%	12/15/2017		100,000	100,500

Insurance—0.9%
Allstate Corp. (The)
6.200%	05/16/2014		300,000	314,579
American International Group, Inc.
2.375%	08/24/2015		150,000	152,445
MetLife, Inc.
2.375%	02/06/2014		190,000	192,109
Metropolitan Life Global Funding I
1.029%	01/10/2014	#^	700,000	702,565
New York Life Global Funding
0.542%	04/04/2014	#^	500,000	501,260
Principal Life Global Funding II
1.000%	12/11/2015	^	230,000	230,181

				2,093,139

Internet & Catalog Retail—0.2%
Amazon.com, Inc.
0.650%	11/27/2015	†	400,000	398,982

Internet Software & Services—0.2%
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017		200,000	195,058
eBay, Inc.
0.700%	07/15/2015		220,000	220,368

				415,426

IT Services—0.6%
Computer Sciences Corp.
2.500%	09/15/2015		100,000	102,008
Fidelity National Information Services, Inc.
2.000%	04/15/2018		150,000	144,937
International Business Machines Corp.
0.550%	02/06/2015		610,000	609,738
Total System Services, Inc.
2.375%	06/01/2018		530,000	514,078

				1,370,761

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Life Sciences Tools & Services—0.2%
Howard Hughes Medical Institute
3.450%	09/01/2014		$400,000	$413,372

Machinery—0.1%
Case New Holland, Inc.
7.750%	09/01/2013		200,000	201,750

Marine—0.1%
Far East Capital Ltd. SA (Luxembourg)
8.000%	05/02/2018	^	250,000	231,250

Media—0.3%
DISH DBS Corp.
4.625%	07/15/2017		245,000	247,450
NBCUniversal Enterprise, Inc.
0.965%	04/15/2018	#^	240,000	242,372
Viacom, Inc.
4.375%	09/15/2014		200,000	208,576

				698,398

Metals & Mining—0.6%
ArcelorMittal (Luxembourg)
4.250%	08/05/2015		350,000	354,812
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^†	280,000	273,700
Freeport-McMoRan Copper & Gold, Inc.
1.400%	02/13/2015		100,000	99,577
Xstrata Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	800,000	776,611

				1,504,700

Multiline Retail—0.3%
Target Corp.
0.447%	07/18/2014	#	700,000	701,184

Oil, Gas & Consumable Fuels—1.1%
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016		250,000	246,121
ConocoPhillips
4.750%	02/01/2014		53,000	54,294
CONSOL Energy, Inc.
8.000%	04/01/2017		100,000	105,750
Enterprise Products Operating LLC
1.250%	08/13/2015		100,000	100,380
Marathon Oil Corp.
0.900%	11/01/2015		220,000	218,905
Murphy Oil Corp.
2.500%	12/01/2017		250,000	246,827
Phillips 66
1.950%	03/05/2015		230,000	233,662
Plains Exploration & Production Co.
6.500%	11/15/2020		260,000	275,966
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	290,000	288,550
Sinopec Capital 2013 Ltd. (Virgin Islands, British)
1.250%	04/24/2016	^	250,000	247,475
Tesoro Corp.
4.250%	10/01/2017		260,000	267,800
WPX Energy, Inc.
5.250%	01/15/2017	†	355,000	365,650

				2,651,380

Coupon Rate	Maturity Date		Face	Value

Pharmaceuticals—0.9%
AbbVie, Inc.
1.750%	11/06/2017	^	$520,000	$509,982
1.200%	11/06/2015	^	520,000	520,871
Merck & Co., Inc.
0.634%	05/18/2018	#	470,000	469,659
Mylan, Inc.
1.800%	06/24/2016	^	80,000	79,200
Valeant Pharmaceuticals International
6.500%	07/15/2016	^	400,000	414,000

				1,993,712

Professional Services—0.0%
Equifax, Inc.
4.450%	12/01/2014		80,000	83,607

Real Estate Investment Trusts (REITs)—1.1%
Digital Realty Trust LP
4.500%	07/15/2015		550,000	577,274
HCP, Inc.
2.700%	02/01/2014		570,000	575,774
Health Care REIT, Inc.
6.000%	11/15/2013		370,000	377,013
3.625%	03/15/2016		375,000	393,464
Simon Property Group LP
4.200%	02/01/2015		90,000	93,781
Vornado Realty LP
4.250%	04/01/2015		470,000	489,478

				2,506,784

Road & Rail—0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	^†	270,000	272,700
Kansas City Southern de Mexico SA de CV (Mexico)
2.350%	05/15/2020	^	230,000	222,865
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.125%	05/11/2015	^	300,000	310,130
2.500%	03/15/2016	^	230,000	234,104

				1,039,799

Semiconductors & Semiconductor Equipment—0.3%
Texas Instruments, Inc.
0.450%	08/03/2015		420,000	418,202
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	200,000	192,770

				610,972

Software—0.5%
Autodesk, Inc.
1.950%	12/15/2017		150,000	146,498
Microsoft Corp.
2.950%	06/01/2014		500,000	512,198
Oracle Corp.
3.750%	07/08/2014		480,000	495,851

				1,154,547

Textiles, Apparel & Luxury Goods—0.1%
VF Corp.
1.024%	08/23/2013	#	300,000	300,354

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.
5.000%	06/19/2017		240,000	252,438

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Tobacco—0.0%
Reynolds American, Inc.
1.050%	10/30/2015		$100,000	$100,029

Trading Companies & Distributors—0.3%
Aviation Capital Group Corp.
4.625%	01/31/2018	^	160,000	157,676
Glencore Funding LLC
1.574%	01/15/2019	#^	600,000	558,381

				716,057

Wireless Telecommunication Services—0.3%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		130,000	134,824
SBA Communications Corp.
5.625%	10/01/2019	^	150,000	149,062
Softbank Corp. (Japan)
4.625%	04/15/2020	^	EUR 100,000	129,148
4.500%	04/15/2020	^	200,000	192,800

				605,834

TOTAL CORPORATE OBLIGATIONS
(Cost $59,061,835)				59,206,056

MORTGAGE-BACKED SECURITIES—2.9%
Commercial Mortgage-Backed Securities— 0.2%
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		333,894	338,703

Non-Agency Mortgage-Backed Securities— 2.2%
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	590,729	562,844
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR3, Class A3
1.550%	05/25/2043	#^	289,195	283,467
GSAMP Trust, Series 2004-SEA2, Class M1
0.843%	03/25/2034	#	600,000	594,638
HarborView Mortgage Loan Trust, Series 2005-14, Class 3A1A
2.933%	12/19/2035	#	604,649	500,115
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	471,679	465,214
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	414,448	400,251
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	436,476	436,622
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	337,530	339,386
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	624,705	626,289
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.798%	03/25/2044	#	885,228	875,958
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 1A1
2.727%	10/25/2036	#	93,197	77,055

				5,161,839

Coupon Rate	Maturity Date		Face	Value

U.S. Government Agency Mortgage-Backed Securities—0.5%
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.643%	10/07/2020	#	$527,435	$530,072
National Credit Union Administration Guaranteed Notes, Series 2011-R6, Class 1A
0.573%	05/07/2020	#	683,115	684,102

				1,214,174

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $6,844,582)				6,714,716

CONVERTIBLE DEBT OBLIGATIONS—0.0%
Real Estate Management & Development—0.0%
Grubb & Ellis Co.
7.950%	05/01/2015	^‡Δ
(Cost $284,618)			299,000	1,196

U.S. TREASURY OBLIGATIONS—13.3%
U.S. Treasury Notes—13.3%
U.S. Treasury Note
0.500%	06/15/2016		625,000	622,412
0.375%	11/15/2014	‡‡	6,590,000	6,603,898
0.375%	06/30/2015- 03/15/2016		10,475,000	10,432,870
0.250%	02/15/2015- 05/31/2015		10,824,000	10,814,866
0.250%	05/15/2016	†	2,400,000	2,374,687

				30,848,733

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,863,072)				30,848,733

GOVERNMENT RELATED OBLIGATIONS—3.0%
U.S. Government Agencies—2.3%
Federal Home Loan Mortgage Corp.
1.000%	07/30/2014	‡‡	2,000,000	2,017,246
Federal National Mortgage Association
1.125%	06/27/2014		2,000,000	2,018,574
0.500%	03/30/2016		1,140,000	1,134,383
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015		180,000	182,911

				5,353,114

Non-U.S. Government Agencies—0.2%
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^	250,000	257,813
Petrobras International Finance Co. (Cayman Islands)
2.875%	02/06/2015		160,000	161,842

				419,655

Sovereign Debt—0.1%
Panama Government International Bond (Panama)
7.250%	03/15/2015		150,000	164,250

U.S. Municipal Bonds—0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds (Florida)
1.298%	07/01/2016		330,000	327,670

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Discovery Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
Missouri Higher Education Loan Authority, Series 2012-1, Class A1 (Missouri)
1.023%	01/26/2026	#	$620,790	$626,824

				954,494

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $6,844,415)				6,891,513

ASSET-BACKED SECURITIES—3.1%
Automobiles—1.6%
Ally Master Owner Trust Series 2013-2, Class A
0.642%	04/15/2018	#	600,000	597,406
Ally Master Owner Trust Series 2013-1, Class A1
0.642%	02/15/2018	#	500,000	498,091
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		120,000	117,846
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		120,000	118,590
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	838,975	840,002
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.493%	02/15/2018	#	1,250,000	1,244,227
World Omni Master Owner Trust Series 2013-1, Class A
0.542%	02/15/2018	#^	325,000	323,586

				3,739,748

Credit Card—0.6%
Discover Card Execution Note Trust Series 2012-A1, Class A1
0.810%	08/15/2017		600,000	601,267
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		750,000	753,455

				1,354,722

Other—0.6%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		760,720	761,528
Great America Leasing Receivables Series 2013-1, Class C
1.830%	06/17/2019	^	100,000	98,595
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015	^	492,048	493,000

				1,353,123

Coupon Rate	Maturity Date		Face	Value

Student Loan—0.3%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.543%	12/07/2020	#	$868,042	$870,472

TOTAL ASSET-BACKED SECURITIES
(Cost $7,324,453)				7,318,065

			Shares	Value
WARRANTS—0.0%
Food Products—0.0%
Kulim Malaysia Berhad (Malaysia), Expires 02/27/2016, Strike MYR 3.85		*
(Cost $—)			60,350	13,944

MONEY MARKET FUNDS—10.3%
Institutional Money Market Funds—10.3%
Dreyfus Institutional Cash Advantage Fund, 0.04%		††¥	2,500,000	2,500,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%			¥9,609,886	9,609,886
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%		††¥	1,899,847	1,899,847
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.08%		††¥	2,500,000	2,500,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.09%		††¥	2,500,000	2,500,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.10%		††¥	2,500,000	2,500,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.08%		††¥	2,500,000	2,500,000

TOTAL MONEY MARKET FUNDS
(Cost $24,009,733)				24,009,733

TOTAL INVESTMENTS—106.0%
(Cost $225,123,371)				246,189,076
Other assets less liabilities—(6.0%)				(13,956,430)

NET ASSETS—100.0%				$232,232,646

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
BRL	Brazilian Real
MTN	Medium Term Note
MYR	Malaysian Ringgit
REIT	Real Estate Investment Trust
#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $19,386,507, which represents 8.3% of Net Assets. The illiquid 144A securities represented 0.6% of Net Assets, and 7.6% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.
Δ	Security in default.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—96.4%
Australia—4.3%
AMP Ltd.	†	824,771	$3,189,725
Beach Energy Ltd.	†	1,313,200	1,349,267
Brambles Ltd.		220,700	1,879,949
Caltex Australia Ltd.		113,700	1,870,159
Coca-Cola Amatil Ltd.		345,000	3,997,194
Cochlear Ltd.		29,000	1,627,593
CSL Ltd.		119,800	6,729,949
FlexiGroup Ltd.	†	425,200	1,700,435
Insurance Australia Group Ltd.		548,700	2,723,582
Nufarm Ltd.		269,500	1,143,049
Oil Search Ltd.		121,800	857,847
QBE Insurance Group Ltd.		562,135	7,783,043
REA Group Ltd.		89,600	2,257,922
Sigma Pharmaceuticals Ltd.		3,377,400	2,429,436
Telstra Corp. Ltd.		531,400	2,310,247
Woodside Petroleum Ltd.		122,000	3,885,444
Woolworths Ltd.		210,900	6,317,858

			52,052,699

Austria—0.4%
ams AG		25,914	1,913,986
CA Immobilien Anlagen AG	*	121,499	1,398,773
OMV AG		43,300	1,953,312

			5,266,071

Belgium—1.6%
Ageas		81,800	2,870,232
Anheuser-Busch InBev NV		68,987	6,211,122
Colruyt SA		86,700	4,562,064
Solvay SA		12,000	1,571,270
Telenet Group Holding NV		21,795	999,383
ThromboGenics NV	*†	42,900	1,647,921
UCB SA		26,285	1,411,000

			19,272,992

Brazil—1.8%
Banco do Brasil SA		76,700	760,005
BM&FBovespa SA		120,700	664,260
CCR SA		194,400	1,548,161
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference) ADR		14,700	668,262
Cia de Bebidas das Americas (Preference) ADR		39,200	1,464,120
Cia Hering		47,100	665,123
Cielo SA		106,140	2,660,932
CPFL Energia SA ADR		103,400	1,891,186
EcoRodovias Infraestrutura e Logistica SA		196,200	1,372,569
Itausa—Investimentos Itau SA	*	13,745	50,265
Itausa—Investimentos Itau SA (Preference)		358,937	1,328,711
Natura Cosmeticos SA		38,000	831,237
Petroleo Brasileiro SA ADR		48,200	706,612
Petroleo Brasileiro SA ADR		186,400	2,732,624
Petroleo Brasileiro SA (Preference)		173,700	1,264,985
Souza Cruz SA		48,600	600,489

		Shares	Value
Vale SA ADR		23,100	$303,765
Vale SA ADR		18,700	245,905
Vale SA Preferred ADR		172,600	2,098,816

			21,858,027

Canada—3.0%
Agrium, Inc.		23,200	2,011,387
Alimentation Couche Tard, Inc., Class B		32,900	1,952,040
Allied Properties Real Estate Investment Trust REIT		72,100	2,194,467
BCE, Inc.		104,100	4,268,130
Canadian Pacific Railway Ltd.	†	34,310	4,164,548
CGI Group, Inc., Class A	*	80,300	2,351,659
Home Capital Group, Inc.		51,800	2,735,052
Husky Energy, Inc.		71,000	1,891,623
Nevsun Resources Ltd.		584,900	1,729,618
Norbord, Inc.		64,100	1,854,676
Suncor Energy, Inc.		193,500	5,703,623
Superior Plus Corp.		224,600	2,628,911
Trinidad Drilling Ltd.		163,000	1,196,501
Westjet Airlines Ltd.		98,800	2,160,692

			36,842,927

Chile—0.2%
Enersis SA ADR		154,000	2,519,440

China—2.3%
AAC Technologies Holdings, Inc.		167,000	936,949
Baidu, Inc. ADR	*	73,480	6,946,064
China Shenhua Energy Co. Ltd., H Shares		1,468,366	3,732,698
CNOOC Ltd.		3,027,000	5,069,976
ENN Energy Holdings Ltd.		166,000	879,245
Hengan International Group Co. Ltd.	†	303,500	3,297,559
Mindray Medical International Ltd. ADR		92,600	3,467,870
Tencent Holdings Ltd.		99,000	3,865,677

			28,196,038

Denmark—1.5%
Chr Hansen Holding A/S		61,781	2,113,644
Coloplast A/S, Class B		57,155	3,200,340
Novo Nordisk A/S, Class B		38,382	5,966,960
Rockwool International A/S, Class B		4,290	599,266
Topdanmark A/S	*	126,137	3,210,383
Tryg A/S		30,891	2,544,984

			17,635,577

Finland—0.6%
Huhtamaki Oyj		133,500	2,475,893
Kone Oyj, Class B		36,000	2,855,500
Pohjola Bank plc, Class A		143,100	2,102,753

			7,434,146

France—7.6%
Air Liquide SA		16,900	2,087,149
Altarea REIT		10,085	1,641,199
AXA SA		173,700	3,424,099
Carrefour SA	†	228,386	6,273,006
Cie de Saint-Gobain		241,202	9,773,621

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
Cie Generale des Etablissements Michelin (Registered)		24,600	$2,199,633
Cie Generale d’Optique Essilor International SA		38,900	4,144,325
Danone SA		57,300	4,312,880
European Aeronautic Defence and Space Co. NV		61,400	3,284,948
France Telecom SA		781,138	7,396,913
L’Oreal SA		24,500	4,027,420
LVMH Moet Hennessy Louis Vuitton SA		6,670	1,082,904
Pernod-Ricard SA		22,698	2,519,342
Safran SA		56,000	2,923,559
Sanofi		103,930	10,744,346
Schneider Electric SA		55,804	4,052,862
Societe Generale SA		69,232	2,382,655
Technip SA		15,500	1,575,300
Total SA	†	237,779	11,613,888
Unibail-Rodamco SE (Paris Exchange) REIT		13,864	3,228,999
Zodiac Aerospace		27,212	3,603,195

			92,292,243

Germany—7.7%
Adidas AG		41,900	4,529,343
Allianz SE (Registered)		18,937	2,764,070
BASF SE		27,418	2,445,510
Bayer AG		77,738	8,276,816
Beiersdorf AG		69,644	6,066,620
Brenntag AG		8,398	1,276,434
Daimler AG (Registered)		91,121	5,500,876
Deutsche Post AG (Registered)		190,480	4,727,341
Deutsche Telekom AG (Registered)		955,574	11,132,969
Duerr AG		67,904	4,090,644
Hannover Rueckversicherung SE (Registered)		24,690	1,775,389
HeidelbergCement AG		45,965	3,079,698
Kabel Deutschland Holding AG		50,217	5,513,895
Linde AG		47,278	8,810,136
Merck KGaA		15,678	2,384,308
Muenchener Rueckversicherungs AG (Registered)		39,417	7,241,406
RWE AG		159,289	5,077,821
SAP AG		58,900	4,301,058
Suedzucker AG		58,600	1,814,218
Volkswagen AG		15,741	3,060,447

			93,868,999

Greece—0.2%
Hellenic Telecommunications Organization SA	*	326,000	2,549,774

Hong Kong—4.3%
AIA Group Ltd.		1,989,600	8,382,187
ASM Pacific Technology Ltd.		93,300	1,024,225
Beijing Enterprises Holdings Ltd.		473,000	3,406,958

		Shares	Value
Belle International Holdings Ltd.	†	1,408,837	$1,925,992
China Mobile Ltd.		874,234	9,054,315
China Resources Land Ltd.	†	848,000	2,303,887
China Resources Power Holdings Co. Ltd.		604,000	1,443,160
CLP Holdings Ltd.		372,500	3,011,225
Galaxy Entertainment Group Ltd.	*	675,000	3,278,769
Hang Lung Properties Ltd.		567,000	1,963,991
Henderson Land Development Co. Ltd.		305,800	1,816,109
Hong Kong & China Gas Co. Ltd.		1,949,893	4,757,852
Hongkong Land Holdings Ltd.		188,970	1,293,868
Hopewell Holdings Ltd.		269,000	892,798
Link (The) REIT		508,000	2,493,101
Sands China Ltd.		532,400	2,487,942
SJM Holdings Ltd.		946,000	2,295,765

			51,832,144

India—0.7%
Axis Bank Ltd. GDR		87,612	1,983,400
ICICI Bank Ltd. ADR		52,200	1,996,650
Infosys Ltd. ADR		35,200	1,449,888
Larsen & Toubro Ltd. GDR	†	85,294	1,999,394
Tata Motors Ltd. ADR		48,900	1,146,216

			8,575,548

Indonesia—1.0%
Astra International Tbk PT		2,085,500	1,466,075
Bank Mandiri Persero Tbk PT		2,500,500	2,255,293
Bank Rakyat Indonesia Persero Tbk PT		4,935,500	3,831,920
Bumitama Agri Ltd.		366,000	287,937
Perusahaan Gas Negara Persero Tbk PT		5,349,500	3,092,495
Semen Indonesia Persero Tbk PT		503,500	864,759
Telekomunikasi Indonesia Persero Tbk PT ADR		17,000	726,580

			12,525,059

Ireland—1.1%
Covidien plc		83,961	5,276,109
CRH plc (Dublin Exchange)		113,133	2,288,986
Shire plc		55,559	1,760,676
Smurfit Kappa Group plc		125,300	2,047,958
United Drug plc		486,700	2,298,847

			13,672,576

Israel—1.4%
Delek Group Ltd.		11,296	2,916,107
Israel Corp. Ltd. (The)	*	4,060	2,420,601
Teva Pharmaceutical Industries Ltd. ADR		279,700	10,964,240

			16,300,948

Italy—1.2%
Eni SpA		452,662	9,290,425
Exor SpA	†	87,200	2,582,452
Mediolanum SpA		436,200	2,704,023

			14,576,900

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
Japan—16.9%
Aeon Mall Co. Ltd.		114,100	$2,830,590
Aiful Corp.	*†	434,500	3,637,943
Aisin Seiki Co. Ltd.		60,900	2,325,309
Aoyama Trading Co. Ltd.		85,500	2,274,890
Canon, Inc.		318,200	10,428,460
Chugai Pharmaceutical Co. Ltd.		167,200	3,460,928
Credit Saison Co. Ltd.		15,700	394,495
Daihatsu Motor Co. Ltd.		123,900	2,346,759
Daikin Industries Ltd.		98,000	3,961,141
Daito Trust Construction Co. Ltd.		71,100	6,699,023
Denso Corp.		88,200	4,146,563
FANUC Corp.		29,700	4,298,389
Fuji Oil Co. Ltd.		162,700	2,815,431
FUJIFILM Holdings Corp.		112,400	2,472,086
Honda Motor Co. Ltd.		289,200	10,743,615
IHI Corp.		406,000	1,536,109
INPEX Corp.		980	4,073,076
Japan Exchange Group, Inc.		20,200	2,040,340
Japan Tobacco, Inc.		187,900	6,632,410
JX Holdings, Inc.		206,000	994,653
Kao Corp.		269,400	9,170,789
KDDI Corp.		46,800	2,437,038
Keyence Corp.		13,892	4,426,141
Komatsu Ltd.		201,400	4,638,632
Komori Corp.		210,100	2,436,499
Kuroda Electric Co. Ltd.		181,900	2,421,828
Kyowa Exeo Corp.		191,400	2,149,985
Matsumotokiyoshi Holdings Co. Ltd.		84,900	2,451,054
Mitsubishi Estate Co. Ltd.		74,000	1,970,167
Mitsubishi Heavy Industries Ltd.		81,000	450,324
Mizuho Financial Group, Inc.		1,205,000	2,502,415
NEC Corp.		745,900	1,633,413
NET One Systems Co. Ltd.	†	178,500	1,375,740
NGK Insulators Ltd.		238,000	2,941,101
Nippon Paint Co. Ltd.		205,000	2,472,172
Nippon Telegraph & Telephone Corp.		66,527	3,467,446
Nissan Motor Co. Ltd.		215,000	2,154,861
NKSJ Holdings, Inc.		103,100	2,450,134
Ono Pharmaceutical Co. Ltd.		19,500	1,327,364
ORIX Corp.		23,900	326,157
Paltac Corp.		180,300	2,386,414
Resona Holdings, Inc.		551,900	2,687,861
Seven & I Holdings Co. Ltd.		273,600	10,020,149
Shimamura Co. Ltd.		27,000	3,277,588
Shin-Etsu Chemical Co. Ltd.		65,100	4,308,663
Tachi-S Co. Ltd.		104,100	1,389,488
Takeda Pharmaceutical Co. Ltd.		241,200	10,876,671
Tokai Rika Co. Ltd.		120,600	2,402,531
Tokio Marine Holdings, Inc.		410,500	12,953,315
Tokyo Electron Ltd.		101,400	5,126,735

		Shares	Value
Tokyo Gas Co. Ltd.		339,000	$1,870,281
Toyoda Gosei Co. Ltd.		129,600	3,168,674
Toyota Motor Corp.		188,600	11,375,945
Warabeya Nichiyo Co. Ltd.		152,700	2,334,411

			205,494,196

Kazakhstan—0.1%
KazMunaiGas Exploration Production JSC GDR		79,138	1,195,313

Korea, Republic of—1.9%
Dongbu Insurance Co. Ltd.		36,000	1,518,184
Hyundai Marine & Fire Insurance Co. Ltd.		55,170	1,460,764
Hyundai Mobis		14,272	3,397,775
Hyundai Motor Co.		8,580	1,682,800
Korea Electric Power Corp.	*	101,780	2,341,044
Korea Gas Corp.		28,510	1,311,569
LG Display Co. Ltd.	*	105,550	2,518,406
Samsung Electronics Co. Ltd.		5,120	5,984,380
Samsung Electronics Co. Ltd. GDR		1,400	813,605
SK Holdings Co. Ltd.		12,290	1,817,697

			22,846,224

Luxembourg—0.1%
Millicom International Cellular SA SDR		10,000	720,223
Tenaris SA ADR		18,300	736,941

			1,457,164

Macau—0.2%
MGM China Holdings Ltd.		916,000	2,430,749

Malaysia—0.2%
AMMB Holdings Bhd		139,800	324,073
Astro Malaysia Holdings Bhd		377,500	361,074
Guinness Anchor Bhd		122,000	735,889
Top Glove Corp. Bhd		472,700	933,109

			2,354,145

Mexico—1.0%
America Movil SAB de CV, Series L ADR		82,100	1,785,675
Coca-Cola Femsa SAB de CV ADR		5,000	701,450
Fibra Uno Administracion SA de CV REIT	†	811,900	2,712,505
Grupo Financiero Santander Mexico SAB de CV, Class B ADR	*	5,300	75,313
Grupo Financiero Santander Mexico SAB de CV, Class B ADR	*	172,600	2,452,646
Grupo Mexico SAB de CV, Series B		771,196	2,230,719
Kimberly-Clark de Mexico SAB de CV, Class A		234,600	758,074
Wal-Mart de Mexico SAB de CV, Series V		302,200	850,804

			11,567,186

Netherlands—3.6%
Heineken Holding NV		35,800	2,006,472
Koninklijke Ahold NV		840,193	12,496,161

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
Koninklijke Vopak NV		25,437	$1,501,379
Reed Elsevier NV		478,423	7,967,902
Royal Dutch Shell plc, Class A		278,988	8,914,739
Royal Dutch Shell plc, Class B		69,800	2,311,703
Unilever NV CVA		174,041	6,851,006
Ziggo NV		36,462	1,464,577

			43,513,939

Norway—0.3%
Statoil ASA		99,500	2,055,478
TGS Nopec Geophysical Co. ASA		52,800	1,534,349

			3,589,827

Peru—0.2%
Credicorp Ltd.		21,956	2,809,490

Philippines—0.3%
Jollibee Foods Corp.		237,000	810,339
Philippine Long Distance Telephone Co. ADR		35,900	2,436,174

			3,246,513

Russia—0.3%
Gazprom OAO ADR		270,036	1,773,279
Sberbank of Russia ADR		166,724	1,913,992

			3,687,271

Singapore—1.8%
DBS Group Holdings Ltd.		326,606	3,974,108
Global Logistic Properties Ltd.		524,000	1,133,449
Singapore Telecommunications Ltd.		1,668,000	4,940,310
SunVic Chemical Holdings Ltd.	*	6,704,200	2,287,173
United Overseas Bank Ltd.		457,236	7,140,249
Wing Tai Holdings Ltd.		1,347,800	2,172,750

			21,648,039

South Africa—0.0%
African Bank Investments Ltd.		257,300	424,668

Spain—2.2%
Gas Natural SDG SA	†	109,500	2,206,158
Grifols SA		31,521	1,158,060
Grifols SA, Class B		2,128	60,075
Grupo Catalana Occidente SA		95,400	2,112,357
Iberdrola SA	†	1,843,553	9,742,450
Inditex SA		32,600	4,021,058
Telefonica SA		616,390	7,930,106

			27,230,264

Sweden—0.7%
Hennes & Mauritz AB, Class B		130,300	4,287,050
Hexpol AB		39,300	2,550,976
Swedish Orphan Biovitrum AB	*	326,000	1,950,317

			8,788,343

		Shares	Value
Switzerland—7.6%
ABB Ltd. (Registered)	*	453,531	$9,824,369
Actelion Ltd. (Registered)	*	6,214	374,317
Compagnie Financiere Richemont SA (A Bearer Shares)		35,806	3,157,670
Credit Suisse Group AG (Registered)	*	91,047	2,410,386
Holcim Ltd. (Registered)	*	38,688	2,692,929
Nestle SA		165,996	10,892,724
Novartis AG (Registered)		250,198	17,721,661
Roche Holding AG (Genusschein)		48,156	11,952,191
Schindler Holding AG (Registered)		14,608	1,978,430
SGS SA (Registered)		1,810	3,885,929
Swatch Group AG (The) (Bearer)		184	100,508
Swiss Life Holding AG (Registered)	*	17,431	2,829,438
Swiss Re AG	*	71,679	5,332,982
Syngenta AG (Registered)		14,861	5,795,178
UBS AG (Registered)	*	168,680	2,863,147
Zurich Insurance Group AG (Registered)	*	40,278	10,440,427

			92,252,286

Taiwan—0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.		960,000	3,475,292
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		330,100	6,047,432

			9,522,724

Thailand—0.5%
BEC World PCL	‡	356,300	674,129
Kasikornbank PCL NVDR		238,200	1,454,275
PTT Exploration & Production PCL	‡	183,200	931,812
PTT PCL	‡	269,600	2,899,217

			5,959,433

Turkey—0.5%
Tupras Turkiye Petrol Rafinerileri AS		95,970	2,343,404
Turk Telekomunikasyon AS		717,123	2,775,508
Turkiye Garanti Bankasi AS		308,614	1,345,244

			6,464,156

United Arab Emirates—0.2%
Dragon Oil plc		278,000	2,409,090

United Kingdom—15.4%
3i Group plc		400,100	2,054,399
AstraZeneca plc (London Exchange)		67,499	3,191,275
BAE Systems plc		381,200	2,219,913
Barclays plc		651,500	2,774,573
BG Group plc		274,100	4,658,072
BP plc		1,900,880	13,192,007
British American Tobacco plc		51,800	2,656,800
British Land Co. plc REIT		167,914	1,446,510

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint International Fund		Shares	Value
COMMON STOCKS—(Continued)
British Sky Broadcasting Group plc		236,900	$2,853,922
BT Group plc		461,480	2,166,535
Centrica plc		755,600	4,132,917
Compass Group plc		529,900	6,770,841
Diageo plc		38,303	1,098,389
easyJet plc		205,700	4,054,536
EnQuest plc	*	846,200	1,520,463
GlaxoSmithKline plc		393,915	9,846,392
Home Retail Group plc		1,156,000	2,354,709
HSBC Holdings plc (London Exchange)		828,900	8,580,897
Imperial Tobacco Group plc		114,950	3,985,848
InterContinental Hotels Group plc		29,449	809,324
Intertek Group plc		44,400	1,973,651
Johnson Matthey plc		60,364	2,411,841
Land Securities Group plc REIT		202,797	2,723,714
Liberty Global plc, Series A, Class A	*	31,905	2,363,522
Liberty Global plc, Series C	*	3,896	264,499
Lloyds Banking Group plc	*	3,760,500	3,611,253
Meggitt plc		281,145	2,215,053
National Grid plc		1,075,926	12,196,295
Pace plc		777,300	2,862,133
Prudential plc		74,865	1,222,005
Reckitt Benckiser Group plc		87,900	6,217,741
Rolls-Royce Holdings plc	*	299,344	5,154,222
SABMiller plc		104,167	4,994,118
SABMiller plc		66,105	3,202,630
Severn Trent plc		82,300	2,083,982
Smith & Nephew plc		394,900	4,422,826
Standard Chartered plc (Hong Kong Exchange)		40,000	871,885
Standard Chartered plc (London Exchange)		247,567	5,374,776
Tesco plc		2,845,470	14,329,264
TUI Travel plc		583,800	3,165,234
Unilever plc		280,579	11,358,452
Vodafone Group plc		2,926,875	8,387,481
William Hill plc		297,700	1,996,338
WPP plc		166,399	2,844,229

			186,615,466

United States—0.7%
Catamaran Corp.	*	34,800	1,693,840
Schlumberger Ltd.		51,019	3,656,022
Yum! Brands, Inc.		42,700	2,960,818

			8,310,680

TOTAL COMMON STOCKS
(Cost $1,072,554,048)			1,171,089,274

PREFERRED STOCKS—0.6%
Germany—0.6%
Draegerwerk AG & Co. KGaA	†	15,684	2,145,367
Henkel AG & Co. KGaA		60,484	5,680,039

			7,825,406

		Shares	Value
United Kingdom—0.0%
Rolls-Royce Holdings plc (Preference), Class C	*‡	29,993,474	$45,619

TOTAL PREFERRED STOCKS
(Cost $6,823,515)			7,871,025

MONEY MARKET FUNDS—6.0%
Institutional Money Market Funds—6.0%
Dreyfus Institutional Cash Advantage Fund, 0.04%	††¥	7,000,000	7,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%		¥29,944,537	29,944,537
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%	††¥	7,503,295	7,503,295
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.08%	††¥	7,000,000	7,000,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.09%	††¥	7,000,000	7,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.10%	††¥	7,000,000	7,000,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.08%	††¥	7,000,000	7,000,000

TOTAL MONEY MARKET FUNDS
(Cost $72,447,832)			72,447,832

TOTAL INVESTMENTS—103.0%
(Cost $1,151,825,395)			1,251,408,131
Other assets less liabilities—(3.0%)			(36,324,593)

NET ASSETS—100.0%			$1,215,083,538

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint International Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Oil, Gas & Consumable Fuels	8.6%
Pharmaceuticals	8.2%
Insurance	7.3%
Commercial Banks	5.1%
Food & Staples Retailing	4.9%
Diversified Telecommunication Services	4.2%
Chemicals	3.5%
Automobiles	3.3%
Food Products	3.3%
Media	2.2%
Beverages	2.2%
Hotels, Restaurants & Leisure	2.2%
Machinery	2.1%
Semiconductors & Semiconductor Equipment	2.0%
Health Care Equipment & Supplies	1.9%
Personal Products	1.9%
Real Estate Management & Development	1.9%
Multi-Utilities	1.8%
Wireless Telecommunication Services	1.8%
Auto Components	1.6%
Aerospace & Defense	1.6%
Electric Utilities	1.6%
Real Estate Investment Trusts (REITs)	1.4%
Gas Utilities	1.4%
Specialty Retail	1.4%
Building Products	1.2%
Electrical Equipment	1.1%
Tobacco	1.1%
Biotechnology	1.0%
Internet Software & Services	0.9%
Diversified Financial Services	0.9%
Office Electronics	0.9%
Electronic Equipment, Instruments & Components	0.8%
Construction Materials	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Energy Equipment & Services	0.7%
Capital Markets	0.6%
IT Services	0.6%
Household Products	0.6%
Health Care Providers & Services	0.5%
Consumer Finance	0.5%
Metals & Mining	0.5%
Professional Services	0.5%
Industrial Conglomerates	0.5%
Airlines	0.5%
Software	0.4%
Air Freight & Logistics	0.4%
Containers & Packaging	0.4%
Transportation Infrastructure	0.4%
Trading Companies & Distributors	0.3%
Construction & Engineering	0.3%
Road & Rail	0.3%
Communications Equipment	0.3%
Paper & Forest Products	0.2%
Thrifts & Mortgage Finance	0.2%
Commercial Services & Supplies	0.2%
Water Utilities	0.2%
Distributors	0.2%

Internet & Catalog Retail	0.2%
Independent Power Producers & Energy Traders	0.1%
Computers & Peripherals	0.1%

TOTAL COMMON STOCKS	96.4%

PREFERRED STOCKS
Household Products	0.4%
Health Care Equipment & Supplies	0.2%
Aerospace & Defense	0.0%

TOTAL PREFERRED STOCKS	0.6%

MONEY MARKET FUNDS
Institutional Money Market Funds	6.0%

TOTAL INVESTMENTS	103.0%
Other assets less liabilities	(3.0)%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund		Shares	Value
COMMON STOCKS—2.9%
Automobiles—0.1%
Toyota Motor Corp. (Japan)		16,500	$995,244

Beverages—0.1%
Cia de Bebidas das Americas (Preference) ADR (Brazil)		27,380	1,022,643

Capital Markets—0.3%
Franklin Resources, Inc.		14,800	2,013,096
T. Rowe Price Group, Inc.		12,000	877,800

			2,890,896

Communications Equipment—0.1%
Telefonaktiebolaget LM Ericsson, Class B (Sweden)		70,000	793,788

Computers & Peripherals—0.2%
Apple, Inc.		3,500	1,386,280
Catcher Technology Co. Ltd. (Taiwan)		185,000	956,388

			2,342,668

Diversified Financial Services—0.3%
Citigroup, Inc.		18,800	901,836
JPMorgan Chase & Co.		36,600	1,932,114

			2,833,950

Electrical Equipment—0.1%
ABB Ltd. (Registered) (Switzerland)	*	30,000	649,859

Energy Equipment & Services—0.3%
Schlumberger Ltd.		37,036	2,654,000

IT Services—0.1%
Accenture plc, Class A (Ireland)		12,850	924,686

Semiconductors & Semiconductor Equipment—0.5%
MediaTek, Inc. (Taiwan)		82,000	945,344
Samsung Electronics Co. Ltd. (Korea, Republic of)		2,100	2,454,531
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)		106,235	1,946,225

			5,346,100

Software—0.5%
SAP AG (Germany)		64,800	4,731,894

Textiles, Apparel & Luxury Goods—0.3%
Swatch Group AG (The) (Bearer) (Switzerland)		6,300	3,441,306

TOTAL COMMON STOCKS
(Cost $27,026,721)			28,627,034

CONVERTIBLE PREFERRED STOCKS—1.8%
Aerospace & Defense—0.3%
United Technologies Corp. 7.500%		47,500	2,819,600

			Shares	Value
Commercial Banks—0.2%
Fifth Third Bancorp, Perpetual, Series G 8.500%			11,875	$1,850,956

Electric Utilities—0.5%
NextEra Energy, Inc. 5.599%		*	88,000	4,921,550

Insurance—0.3%
MetLife, Inc. 5.000%		*	54,050	2,961,400

Oil, Gas & Consumable Fuels—0.5%
Chesapeake Energy Corp., Perpetual 5.750%		^	4,776	4,950,324

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $16,728,197)				17,503,830

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—34.4%
Aerospace & Defense—0.1%
United Technologies Corp.
0.775%	06/01/2015	#§	$1,055,000	1,061,853

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)
7.000%	05/15/2022		825,000	849,750
6.500%	03/01/2021		500,000	511,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%	01/15/2016	§	1,035,000	1,069,931

				2,430,931

Automobiles—1.0%
Daimler Finance North America LLC
2.300%	01/09/2015	^§	1,480,000	1,503,337
1.875%	09/15/2014	^	870,000	877,936
1.300%	07/31/2015	^§	910,000	912,469
1.250%	01/11/2016	^	740,000	735,632
0.879%	01/09/2015	#^§	780,000	782,765
Nissan Motor Acceptance Corp.
1.000%	03/15/2016	^§	1,920,000	1,900,253
Volkswagen International Finance NV (Netherlands)
1.625%	03/22/2015	^	1,600,000	1,619,358
1.022%	03/21/2014	#^§	1,250,000	1,255,130

				9,586,880

Beverages—0.9%
Anheuser-Busch InBev Finance, Inc.
0.800%	01/15/2016		1,700,000	1,691,544
Anheuser-Busch InBev Worldwide, Inc.
0.800%	07/15/2015	§	820,000	820,212
Constellation Brands, Inc.
6.000%	05/01/2022		750,000	808,125
Heineken NV (Netherlands)
0.800%	10/01/2015	^§	440,000	437,981
PepsiCo, Inc.
0.700%	08/13/2015	§	1,810,000	1,810,485
0.483%	02/26/2016	#	980,000	982,190
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	810,000	823,548

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.850%	01/15/2015	^§	$1,870,000	$1,897,932

				9,272,017

Biotechnology—0.2%
Amgen, Inc.
2.300%	06/15/2016		750,000	770,770
1.875%	11/15/2014		970,000	984,978
Gilead Sciences, Inc.
2.400%	12/01/2014		420,000	429,486

				2,185,234

Capital Markets—1.2%
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015		300,000	302,549
0.554%	01/31/2014	#§	1,000,000	1,001,545
E*TRADE Financial Corp.
6.000%	11/15/2017	§	585,000	593,775
ING Bank NV (Netherlands)
3.750%	03/07/2017	^	1,500,000	1,571,309
1.913%	09/25/2015	#^§	980,000	999,290
Morgan Stanley
1.556%	04/25/2018	#§	3,090,000	3,034,083
1.523%	02/25/2016	#§	1,990,000	1,985,672
Nomura Holdings, Inc. MTN (Japan)
1.722%	09/13/2016	#	1,510,000	1,509,313
TD Ameritrade Holding Corp.
4.150%	12/01/2014		760,000	796,010
WT Finance Aust Pty Ltd./Westfield Capital/WEA Finance LLC (Australia)
5.125%	11/15/2014	^	400,000	425,445

				12,218,991

Chemicals—0.3%
Airgas, Inc.
2.850%	10/01/2013	§	1,270,000	1,276,624
Ashland, Inc.
3.000%	03/15/2016	^	400,000	404,000
Ecolab, Inc.
2.375%	12/08/2014	§	600,000	612,143
1.000%	08/09/2015	§	230,000	229,870
EI du Pont de Nemours & Co.
0.693%	03/25/2014	#§	620,000	621,966

				3,144,603

Commercial Banks—7.4%
American Express Centurion Bank
0.725%	11/13/2015	#§	890,000	891,182
ANZ New Zealand Int’l Ltd. (New Zealand)
1.125%	03/24/2016	^§	1,220,000	1,211,281
Australia & New Zealand Banking Group Ltd. (Australia)
0.835%	05/15/2018	#§	2,570,000	2,562,041
Banco Bradesco SA (Brazil)
2.374%	05/16/2014	#^§	1,000,000	1,009,521
Banco del Estado de Chile (Chile)
2.000%	11/09/2017	^§	1,600,000	1,528,925
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^§	1,200,000	1,228,500
Banco do Nordeste do Brasil SA (Brazil)
3.625%	11/09/2015	^§	1,320,000	1,317,624

Coupon Rate	Maturity Date		Face	Value
Bancolombia SA (Colombia)
4.250%	01/12/2016	§	$300,000	$309,000
Bank of Ceylon (Sri Lanka)
6.875%	05/03/2017	^§	1,000,000	1,013,750
Bank of Montreal MTN (Canada)
0.879%	04/09/2018	#§	1,260,000	1,258,532
0.800%	11/06/2015		1,140,000	1,139,282
0.745%	09/11/2015	#§	930,000	934,772
Bank of Nova Scotia (Canada)
1.850%	01/12/2015		2,000,000	2,030,936
0.750%	10/09/2015	§	1,780,000	1,773,297
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
0.723%	02/26/2016	#^§	2,150,000	2,154,812
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		925,000	968,096
1.317%	01/13/2014	#§	2,010,000	2,019,692
BB&T Corp.
0.976%	04/28/2014	#	850,000	853,438
BB&T Corp. MTN
3.375%	09/25/2013		400,000	402,652
1.600%	08/15/2017		480,000	469,878
BBVA Banco Continental SA (Peru)
2.250%	07/29/2016	^§	770,000	750,750
Canadian Imperial Bank of Commerce (Canada)
0.900%	10/01/2015	§	2,280,000	2,282,668
CBQ Finance Ltd. (Bermuda)
5.000%	11/18/2014	^	750,000	783,301
CIT Group, Inc.
5.000%	08/15/2022		600,000	598,169
Corpbanca SA (Chile)
3.125%	01/15/2018	§	1,200,000	1,143,125
Credit Agricole SA/London (France)
1.438%	04/15/2016	#^	1,350,000	1,356,824
Credit Suisse (Switzerland)
1.237%	01/14/2014	#§	3,330,000	3,345,261
Discover Bank
2.000%	02/21/2018		1,980,000	1,918,503
Hana Bank (South Korea)
1.375%	02/05/2016	^	255,000	250,101
HSBC Bank plc (United Kingdom)
0.915%	05/15/2018	#^§	2,500,000	2,502,960
KeyBank NA, Bank Note
4.950%	09/15/2015		600,000	646,693
KeyCorp MTN
3.750%	08/13/2015		630,000	663,828
Macquarie Bank Ltd. (Australia)
3.450%	07/27/2015	^	1,210,000	1,254,574
Manufacturers & Traders Trust Co., Bank Note
0.574%	03/07/2016	#§	800,000	799,463
National Australia Bank Ltd. (Australia)
0.900%	01/20/2016		1,720,000	1,709,203
0.576%	01/22/2015	#^§	870,000	871,829
National Bank of Canada (Canada)
1.500%	06/26/2015		600,000	607,440
Nordea Bank AB (Sweden)
0.875%	05/13/2016	^	1,850,000	1,830,901
0.735%	05/13/2016	#^§	840,000	841,790
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015	^	800,000	810,753
Regions Financial Corp.
2.000%	05/15/2018		1,150,000	1,088,352
Royal Bank of Canada MTN (Canada)
0.850%	03/08/2016	*	2,300,000	2,289,551
0.510%	01/06/2015	#§	850,000	850,706

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Societe Generale SA (France)
1.592%	12/13/2013	#^	$1,000,000	$1,004,341
Sumitomo Mitsui Banking Corp. (Japan)
0.900%	01/18/2016	§	1,070,000	1,060,146
Svenska Handelsbanken AB (Sweden)
0.722%	03/21/2016	#§	2,580,000	2,581,767
Toronto-Dominion Bank (The) MTN (Canada)
2.500%	07/14/2016		1,000,000	1,037,382
1.400%	04/30/2018		210,000	204,064
Union Bank NA
1.224%	06/06/2014	#§	1,360,000	1,368,485
Union Bank NA, Bank Note
2.125%	12/16/2013		1,560,000	1,570,074
US Bancorp
4.200%	05/15/2014		800,000	826,225
US Bank NA, Bank Note
0.557%	10/14/2014	#§	1,500,000	1,503,160
Wachovia Bank NA, Bank Note
4.800%	11/01/2014		1,390,000	1,463,517
Wells Fargo & Co.
1.197%	06/26/2015	#§	1,000,000	1,011,568
0.906%	04/23/2018	#	1,040,000	1,035,859
Westpac Banking Corp. (Australia)
1.033%	09/25/2015	#§	2,540,000	2,568,943
Westpac Banking Corp. MTN (Australia)
0.950%	01/12/2016	§	2,520,000	2,512,528

				74,022,015

Communications Equipment—0.0%
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		430,000	423,613

Computers & Peripherals—0.7%
Apple, Inc.
1.000%	05/03/2018		850,000	817,211
0.523%	05/03/2018	#	1,750,000	1,744,577
0.450%	05/03/2016	§	1,170,000	1,158,247
0.323%	05/03/2016	#§	715,000	714,897
Hewlett-Packard Co.
2.350%	03/15/2015		1,200,000	1,217,711
1.823%	09/19/2014	#§	900,000	908,922

				6,561,565

Consumer Finance—3.2%
American Express Co.
0.863%	05/22/2018	#	1,770,000	1,769,807
American Express Credit Corp.
1.123%	06/24/2014	#	1,570,000	1,579,453
American Express Credit Corp. MTN
1.750%	06/12/2015	§	530,000	537,448
American Honda Finance Corp.
1.450%	02/27/2015	^§	2,410,000	2,435,732
0.648%	05/26/2016	#^	1,120,000	1,119,030
Banque PSA Finance SA (France)
2.174%	04/04/2014	#^	1,360,000	1,348,371
Capital One Financial Corp.
2.125%	07/15/2014	§	1,780,000	1,801,321
Caterpillar Financial Services Corp. MTN
0.625%	02/09/2015	#§	1,200,000	1,206,244
0.513%	02/26/2016	#§	800,000	799,914

Coupon Rate	Maturity Date		Face	Value
Caterpillar Financial Services Corp., Series G MTN
1.375%	05/20/2014		$1,700,000	$1,714,630
Ford Motor Credit Co. LLC
3.875%	01/15/2015	§	2,620,000	2,701,556
3.000%	06/12/2017	§	1,275,000	1,278,868
1.525%	05/09/2016	#§	1,270,000	1,279,769
General Motors Financial Co., Inc.
4.750%	08/15/2017	^§	1,130,000	1,163,900
2.750%	05/15/2016	^	620,000	611,087
HSBC Finance Corp.
0.527%	01/15/2014	#§	1,500,000	1,498,764
HSBC USA, Inc.
2.375%	02/13/2015		680,000	695,154
Hyundai Capital America
1.625%	10/02/2015	^§	1,010,000	1,007,284
International Lease Finance Corp.
6.500%	09/01/2014	^	600,000	627,000
John Deere Capital Corp. MTN
1.600%	03/03/2014	§	2,720,000	2,742,559
0.443%	06/16/2014	#§	850,000	851,095
PACCAR Financial Corp. MTN
1.050%	06/05/2015		320,000	322,336
0.750%	05/16/2016		380,000	374,773
0.700%	11/16/2015	§	910,000	909,633
0.523%	06/05/2014	#§	380,000	380,922
Toyota Motor Credit Corp.
0.875%	07/17/2015	§	810,000	813,239

				31,569,889

Containers & Packaging—0.0%
Bemis Co., Inc.
5.650%	08/01/2014		290,000	303,784

Diversified Financial Services—2.8%
Bank of America Corp.
4.500%	04/01/2015	§	600,000	629,621
3.700%	09/01/2015		1,370,000	1,428,852
1.500%	10/09/2015	§	360,000	359,381
Bank of America Corp. MTN
1.343%	03/22/2018	#§	1,700,000	1,684,190
1.250%	01/11/2016		570,000	562,452
1.093%	03/22/2016	#§	840,000	838,102
Bank of America Corp., Series 1
3.750%	07/12/2016		385,000	403,878
Citigroup, Inc.
6.000%	12/13/2013		475,000	486,088
4.450%	01/10/2017		675,000	723,374
2.275%	08/13/2013	#§	1,530,000	1,532,964
2.250%	08/07/2015	§	1,540,000	1,566,687
1.064%	04/01/2016	#§	2,420,000	2,427,565
CME Group, Inc.
5.750%	02/15/2014		1,000,000	1,031,077
ERAC USA Finance LLC
2.250%	01/10/2014	^	630,000	634,801
1.400%	04/15/2016	^	260,000	258,242
General Electric Capital Corp.
5.900%	05/13/2014		430,000	450,400
2.150%	01/09/2015	§	1,740,000	1,774,885
1.625%	07/02/2015		1,100,000	1,113,405
1.000%	12/11/2015	§	1,310,000	1,308,829
General Electric Capital Corp., Series A
3.750%	11/14/2014		750,000	779,663
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^§	915,000	913,865

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	$530,000	$515,927
JPMorgan Chase & Co.
5.250%	05/01/2015		1,335,000	1,425,221
1.176%	01/25/2018	#§	1,300,000	1,298,579
JPMorgan Chase & Co. MTN
1.100%	10/15/2015		780,000	775,675
0.893%	02/26/2016	#§	870,000	868,771
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,210,000	1,248,081
National Rural Utilities Cooperative Finance Corp.
1.000%	02/02/2015	§	470,000	472,455
National Rural Utilities Cooperative Finance Corp. MTN
0.532%	04/04/2014	#§	420,000	420,588

				27,933,618

Diversified Telecommunication Services—1.3%
AT&T, Inc.
0.875%	02/13/2015	§	3,410,000	3,413,147
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016		430,000	432,200
1.397%	12/20/2013	#§	1,000,000	1,005,073
CenturyLink, Inc., Series T
5.800%	03/15/2022		650,000	645,125
Frontier Communications Corp.
8.500%	04/15/2020		1,080,000	1,196,100
Hughes Satellite Systems Corp.
7.625%	06/15/2021		1,290,000	1,377,075
Qtel International Finance Ltd. (Bermuda)
6.500%	06/10/2014	^	1,170,000	1,222,650
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		280,000	283,535
Verizon Communications, Inc.
0.474%	03/06/2015	#^§	1,500,000	1,498,142
Vivendi SA (France)
2.400%	04/10/2015	^	650,000	662,300
Windstream Corp.
8.125%	08/01/2013		300,000	301,574
7.875%	11/01/2017	§	990,000	1,091,475

				13,128,396

Electric Utilities—0.7%
Duke Energy Corp.
3.950%	09/15/2014	§	290,000	300,647
Georgia Power Co.
1.300%	09/15/2013		1,260,000	1,262,231
0.593%	03/15/2016	#§	470,000	470,572
NextEra Energy Capital Holdings, Inc.
2.600%	09/01/2015		2,000,000	2,060,964
1.611%	06/01/2014	§	340,000	342,867
1.200%	06/01/2015	§	130,000	130,719
Northeast Utilities
1.022%	09/20/2013	#§	1,190,000	1,191,716
NSTAR Electric Co.
0.514%	05/17/2016	#§	720,000	720,099
Xcel Energy, Inc.
0.750%	05/09/2016	§	860,000	847,536

				7,327,351

Coupon Rate	Maturity Date		Face	Value
Electronic Equipment, Instruments & Components—0.2%
Tech Data Corp.
3.750%	09/21/2017	§	$1,600,000	$1,626,952

Energy Equipment & Services—0.3%
Cameron International Corp.
1.205%	06/02/2014	#§	1,010,000	1,014,701
National Oilwell Varco, Inc.
1.350%	12/01/2017		930,000	906,996
Precision Drilling Corp. (Canada)
6.625%	11/15/2020		925,000	943,500

				2,865,197

Food & Staples Retailing—0.4%
Kroger Co. (The)
2.200%	01/15/2017		750,000	753,618
Safeway, Inc.
1.774%	12/12/2013	#§	1,230,000	1,234,662
Walgreen Co.
1.000%	03/13/2015		650,000	652,322
0.772%	03/13/2014	#§	1,270,000	1,271,410
Wal-Mart Stores, Inc.
0.600%	04/11/2016	§	180,000	178,920

				4,090,932

Food Products—1.2%
ARAMARK Corp.
5.750%	03/15/2020	^	720,000	739,800
Campbell Soup Co.
0.574%	08/01/2014	#§	560,000	560,347
ConAgra Foods, Inc.
1.350%	09/10/2015		220,000	221,626
1.300%	01/25/2016	§	510,000	511,162
General Mills, Inc.
5.250%	08/15/2013		1,500,000	1,508,560
0.576%	01/29/2016	#§	240,000	239,852
Hawk Acquisition Sub, Inc.
4.250%	10/15/2020	^§	1,200,000	1,150,500
Ingredion, Inc.
3.200%	11/01/2015		350,000	365,959
Kellogg Co.
1.125%	05/15/2015		1,100,000	1,105,238
0.505%	02/13/2015	#§	270,000	270,200
Kraft Foods Group, Inc.
1.625%	06/04/2015		500,000	505,570
Mondelez International, Inc.
5.250%	10/01/2013		390,000	394,597
Unilever Capital Corp.
0.450%	07/30/2015		680,000	675,986
Want Want China Finance Ltd. (Cayman Islands)
1.875%	05/14/2018	^§	850,000	797,632
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^	2,510,000	2,576,681

				11,623,710

Gas Utilities—0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019	§	800,000	808,000
Sabine Pass LNG LP
7.500%	11/30/2016	§	1,140,000	1,232,625

				2,040,625

Health Care Equipment & Supplies—0.3%
Baxter International, Inc.
0.950%	06/01/2016		350,000	348,607

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Covidien International Finance SA (Luxembourg)
1.350%	05/29/2015		$400,000	$403,642
DENTSPLY International, Inc.
1.775%	08/15/2013	#§	1,640,000	1,642,211
Stryker Corp.
3.000%	01/15/2015		790,000	818,189

				3,212,649

Health Care Providers & Services—0.8%
Express Scripts Holding Co., Series WI
2.750%	11/21/2014		1,500,000	1,533,517
2.100%	02/12/2015	§	330,000	335,738
HCA Holdings, Inc.
7.750%	05/15/2021		600,000	649,500
HCA, Inc.
6.750%	07/15/2013		355,000	355,742
5.875%	03/15/2022		250,000	257,187
4.750%	05/01/2023		600,000	576,000
Quest Diagnostics, Inc.
1.123%	03/24/2014	#§	890,000	893,577
UnitedHealth Group, Inc.
0.850%	10/15/2015	§	180,000	180,337
WellPoint, Inc.
2.375%	02/15/2017		1,645,000	1,660,792
1.250%	09/10/2015	§	1,060,000	1,062,343

				7,504,733

Hotels, Restaurants & Leisure—0.1%
Carnival Corp. (Panama)
1.875%	12/15/2017		320,000	309,421
1.200%	02/05/2016		450,000	447,045

				756,466

Household Durables—0.1%
Lennar Corp.
4.750%	12/15/2017		350,000	351,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Series WI
9.875%	08/15/2019		1,000,000	1,075,000

				1,426,750

Independent Power Producers & Energy Traders—0.2%
Abu Dhabi National Energy Co. (United Arab Emirates)
4.750%	09/15/2014	^	1,400,000	1,451,856

Industrial Conglomerates—0.1%
3M Co., Series E MTN
4.375%	08/15/2013		750,000	753,580
Danaher Corp.
1.300%	06/23/2014		500,000	503,596

				1,257,176

Insurance—0.8%
Allstate Corp. (The)
6.200%	05/16/2014		510,000	534,784
American International Group, Inc.
2.375%	08/24/2015		460,000	467,500
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		570,000	596,236
MetLife Institutional Funding II
0.668%	01/06/2015	#^§	500,000	501,092

Coupon Rate	Maturity Date		Face	Value
MetLife, Inc.
2.375%	02/06/2014	§	$980,000	$990,876
New York Life Global Funding
0.313%	09/19/2014	#^§	1,360,000	1,361,709
Principal Life Global Funding II
1.000%	12/11/2015	^§	1,150,000	1,150,907
Prudential Financial, Inc., Series B MTN
4.750%	04/01/2014	§	1,600,000	1,647,746
QBE Insurance Group Ltd. (Australia)
2.400%	05/01/2018	^	460,000	451,468

				7,702,318

Internet & Catalog Retail—0.2%
Amazon.com, Inc.
0.650%	11/27/2015	§	2,020,000	2,014,859

Internet Software & Services—0.1%
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017	§	560,000	546,163
Equinix, Inc.
5.375%	04/01/2023		775,000	763,375

				1,309,538

IT Services—0.3%
Alliance Data Systems Corp.
5.250%	12/01/2017	^	1,000,000	1,035,000
Computer Sciences Corp.
2.500%	09/15/2015		300,000	306,025
Fidelity National Information Services, Inc.
2.000%	04/15/2018		470,000	454,137
Total System Services, Inc.
2.375%	06/01/2018		1,640,000	1,590,731

				3,385,893

Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc.
2.500%	07/15/2013		520,000	520,402
Howard Hughes Medical Institute
3.450%	09/01/2014		700,000	723,400
Life Technologies Corp.
3.500%	01/15/2016		1,500,000	1,562,135

				2,805,937

Machinery—0.4%
Case New Holland, Inc.
7.750%	09/01/2013		1,450,000	1,462,687
Eaton Corp.
0.950%	11/02/2015	^§	980,000	976,688
Terex Corp.
6.500%	04/01/2020		1,135,000	1,163,375
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		310,000	312,342

				3,915,092

Marine—0.1%
Far East Capital Ltd. SA (Luxembourg)
8.000%	05/02/2018	^§	750,000	693,750

Media—0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%	09/30/2022		925,000	883,375
COX Communications, Inc.
5.450%	12/15/2014		160,000	170,783
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		630,000	659,481
3.125%	02/15/2016	§	570,000	591,895

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
DISH DBS Corp.
6.625%	10/01/2014	§	$850,000	$888,250
4.625%	07/15/2017	§	1,120,000	1,131,200
Mediacom LLC/Mediacom Capital Corp.
7.250%	02/15/2022		800,000	846,000
NBCUniversal Enterprise, Inc.
0.965%	04/15/2018	#^§	690,000	696,819
0.817%	04/15/2016	#^§	340,000	341,244
NBCUniversal Media LLC
2.100%	04/01/2014	§	1,600,000	1,619,570
Time Warner, Inc.
3.150%	07/15/2015		500,000	522,541
Viacom, Inc.
4.375%	09/15/2014		500,000	521,440

				8,872,598

Metals & Mining—1.1%
ArcelorMittal (Luxembourg)
4.250%	08/05/2015	§	1,100,000	1,115,125
Barrick Gold Corp. (Canada)
2.500%	05/01/2018	^	490,000	440,208
BHP Billiton Finance USA Ltd. (Australia)
1.000%	02/24/2015	§	1,840,000	1,850,884
FMG Resources August 2006 Pty Ltd. (Australia)
8.250%	11/01/2019	^	1,490,000	1,542,150
6.875%	04/01/2022	^	200,000	194,750
6.000%	04/01/2017	^§	835,000	816,212
Freeport-McMoRan Copper & Gold, Inc.
2.150%	03/01/2017		310,000	303,690
1.400%	02/13/2015	§	700,000	697,036
Rio Tinto Finance USA plc (United Kingdom)
1.125%	03/20/2015	§	800,000	800,258
Xstrata Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	2,480,000	2,407,495
2.050%	10/23/2015	^§	630,000	630,553

				10,798,361

Multiline Retail—0.1%
Target Corp.
1.125%	07/18/2014		600,000	604,198

Oil, Gas & Consumable Fuels—1.9%
BP Capital Markets plc (United Kingdom)
3.875%	03/10/2015		805,000	845,852
0.785%	05/10/2018	#§	440,000	429,974
0.700%	11/06/2015	§	1,850,000	1,844,126
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016	§	340,000	334,725
ConocoPhillips
4.750%	02/01/2014		199,000	203,859
CONSOL Energy, Inc.
8.000%	04/01/2017	§	230,000	243,225
Copano Energy LLC/Copano Energy Finance Corp.
7.125%	04/01/2021		400,000	447,000
Denbury Resources, Inc.
4.625%	07/15/2023		1,200,000	1,108,500
Enterprise Products Operating LLC
1.250%	08/13/2015		320,000	321,217
Husky Energy, Inc. (Canada)
5.900%	06/15/2014	§	550,000	575,533

Coupon Rate	Maturity Date		Face	Value
Marathon Oil Corp.
0.900%	11/01/2015	§	$1,080,000	$1,074,623
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.500%	07/15/2023		200,000	184,000
Murphy Oil Corp.
2.500%	12/01/2017		500,000	493,653
Petrobras Global Finance BV (Netherlands)
2.000%	05/20/2016	§	1,170,000	1,148,631
Petrohawk Energy Corp.
7.875%	06/01/2015		1,000,000	1,021,750
Phillips 66
1.950%	03/05/2015		310,000	314,936
Phillips 66, Series WI
2.950%	05/01/2017		310,000	319,780
Plains Exploration & Production Co.
6.500%	11/15/2020	§	1,120,000	1,188,775
6.125%	06/15/2019		400,000	424,581
Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar)
5.500%	09/30/2014	^	750,000	786,563
Rockies Express Pipeline LLC
3.900%	04/15/2015	^§	770,000	766,150
Sinopec Capital 2013 Ltd. (Virgin Islands, British)
1.875%	04/24/2018	^§	750,000	722,080
Tesoro Corp.
4.250%	10/01/2017	§	780,000	803,400
Total Capital Canada Ltd. (Canada)
0.657%	01/15/2016	#§	760,000	764,698
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		630,000	660,544
0.953%	06/30/2016	#	890,000	892,127
0.750%	01/15/2016	§	300,000	296,795
WPX Energy, Inc.
5.250%	01/15/2017	§	1,145,000	1,179,350

				19,396,447

Pharmaceuticals—1.2%
AbbVie, Inc.
1.750%	11/06/2017	^	1,620,000	1,588,789
1.033%	11/06/2015	#^§	1,800,000	1,818,255
Merck & Co., Inc.
0.634%	05/18/2018	#	1,400,000	1,398,985
Mylan, Inc.
1.800%	06/24/2016	^	270,000	267,300
Novartis Capital Corp.
4.125%	02/10/2014		1,580,000	1,614,820
Takeda Pharmaceutical Co. Ltd. (Japan)
1.031%	03/17/2015	^§	2,500,000	2,514,545
Teva Pharmaceutical Finance III BV (Curacao)
0.772%	03/21/2014	#§	470,000	470,960
Valeant Pharmaceuticals International
6.500%	07/15/2016	^§	1,620,000	1,676,700
Zoetis, Inc.
1.150%	02/01/2016	^§	170,000	169,530

				11,519,884

Professional Services—0.0%
Equifax, Inc.
4.450%	12/01/2014		160,000	167,213

Real Estate Investment Trusts (REITs)—0.6%
Digital Realty Trust LP
4.500%	07/15/2015		630,000	661,241
Duke Realty LP
5.400%	08/15/2014		650,000	679,832

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
HCP, Inc.
2.700%	02/01/2014		$1,610,000	$1,626,309
Health Care REIT, Inc.
6.000%	11/15/2013		930,000	947,627
3.625%	03/15/2016		564,000	591,771
Simon Property Group LP
4.200%	02/01/2015		250,000	260,503
Vornado Realty LP
4.250%	04/01/2015		1,240,000	1,291,387

				6,058,670

Road & Rail—0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	^	840,000	848,400
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		970,000	1,011,840
Kansas City Southern de Mexico SA de CV (Mexico)
2.350%	05/15/2020	^	710,000	687,974
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.125%	05/11/2015	^§	1,400,000	1,447,275
2.500%	03/15/2016	^§	1,100,000	1,119,626
Ryder System, Inc. MTN
2.500%	03/01/2017		620,000	622,795

				5,737,910

Semiconductors & Semiconductor Equipment—0.2%
Texas Instruments, Inc.
0.450%	08/03/2015		1,380,000	1,374,094
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	510,000	491,562
0.950%	04/03/2016	^§	260,000	256,386

				2,122,042

Software—0.2%
Autodesk, Inc.
1.950%	12/15/2017		490,000	478,560
Microsoft Corp.
2.950%	06/01/2014		900,000	921,956
Oracle Corp.
3.750%	07/08/2014		750,000	774,767

				2,175,283

Specialty Retail—0.1%
L Brands, Inc.
5.625%	02/15/2022		500,000	510,000
Sally Holdings LLC/Sally Capital, Inc.
5.750%	06/01/2022		600,000	612,000

				1,122,000

Textiles, Apparel & Luxury Goods—0.2%
Levi Strauss & Co.
6.875%	05/01/2022		950,000	1,035,500
VF Corp.
1.024%	08/23/2013	#§	700,000	700,827

				1,736,327

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.
5.000%	06/19/2017		1,120,000	1,178,046

Coupon Rate	Maturity Date		Face	Value
Tobacco—0.2%
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^§	$ 1,460,000	$1,472,283
Reynolds American, Inc.
1.050%	10/30/2015	§	510,000	510,148

				1,982,431

Trading Companies & Distributors—0.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.000%	05/20/2022		20,000	20,550
6.750%	05/20/2020		700,000	728,000
Aviation Capital Group Corp.
4.625%	01/31/2018	^	490,000	482,882
Glencore Funding LLC
1.574%	01/15/2019	#^§	1,880,000	1,749,594

				2,981,026

Wireless Telecommunication Services—0.6%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015	§	350,000	362,987
Rogers Communications, Inc. (Canada)
6.375%	03/01/2014	§	1,390,000	1,442,140
SBA Communications Corp.
5.625%	10/01/2019	^	500,000	496,875
Softbank Corp. (Japan)
4.625%	04/15/2020	^	EUR 100,000	129,148
4.500%	04/15/2020	^	200,000	192,800
Vodafone Group plc (United Kingdom)
4.150%	06/10/2014		1,090,000	1,123,659
0.900%	02/19/2016	§	2,580,000	2,538,986

				6,286,595

TOTAL CORPORATE OBLIGATIONS
(Cost $341,796,026)				343,594,204

FLOATING RATE LOANS—0.1%**
Leap Wireless Inc. Term Loan C
4.750%	01/01/2020
(Cost $1,205,862)			1,200,000	1,192,872

MORTGAGE-BACKED SECURITIES—5.3%
Commercial Mortgage-Backed Securities—0.4%
Del Coronado Trust, Series 2013-HDC, Class A
0.993%	03/15/2026	#^	1,040,000	1,038,714
LA Arena Funding LLC, Series 1, Class A
7.656%	12/15/2026	^	573,587	639,860
Motel 6 Trust, Series 2012-MTL6, Class A1
1.500%	10/05/2025	^	997,788	984,215
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		792,998	804,419

				3,467,208

Non-Agency Mortgage-Backed Securities—2.8%
Argent Securities, Inc., Series 2006-W3, Class A2B
0.313%	04/25/2036	#	68,758	24,553
Bank of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
2.747%	10/20/2032	#	560,376	565,139
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A2
0.303%	05/25/2037	#	14,852	14,823

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		$92,263	$95,383
Credit Suisse Mortgage Capital Certificates, Series 2011-1R, Class A1
1.194%	02/27/2047	#^	3,186,734	3,165,458
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^§	2,766,579	2,635,987
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR3, Class A3
1.550%	05/25/2043	#^	1,376,170	1,348,913
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.677%	10/18/2054	#^	4,040,000	4,097,168
GSAMP Trust, Series 2004-SEA2, Class M1
0.843%	03/25/2034	#	1,700,000	1,684,807
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	1,173,694	1,180,677
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2
0.273%	03/25/2037	#	2,856	2,853
Saxon Asset Securities Trust, Series 2005-4, Class A2C
0.443%	11/25/2037	#	158,344	157,800
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	1,451,681	1,434,296
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	1,415,038	1,395,642
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	1,409,124	1,360,852
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	1,864,944	1,865,568
Springleaf Mortgage Loan Trust, Series 2012-2A, Class A
2.220%	10/25/2057	#^	796,425	808,336
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	1,012,589	1,018,157
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	2,806,509	2,813,629
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2
0.873%	01/25/2033	#	1,639,159	1,632,098
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.798%	03/25/2044	#	780,667	772,492

				28,074,631

U.S. Government Agency Mortgage-Backed Securities—2.1%
Federal Home Loan Mortgage Corp.
3.946%	12/01/2039	#	244,206	261,177
2.385%	09/01/2035	#	4,024,671	4,300,319
Federal National Mortgage Association
5.000%	01/01/2018		650,274	695,475
3.145%	07/01/2041	#	3,371,321	3,525,833
3.028%	06/01/2041	#	1,982,706	2,072,331
2.629%	03/01/2036	#	154,373	164,232
2.400%	03/01/2036	#	1,457,821	1,551,037
Federal National Mortgage Association REMICS, Series 2005-38, Class CD
5.000%	06/25/2019		58,881	59,091
Federal National Mortgage Association REMICS, Series 2012-1, Class AE
1.750%	12/25/2021	§	1,690,249	1,733,320

Coupon Rate	Maturity Date		Face	Value
FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A
0.543%	04/25/2019	#	$ 1,066,832	$1,072,396
Government National Mortgage Association, Series 2004-19, Class FC
0.492%	03/20/2034	#	458,676	459,129
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.643%	10/07/2020	#	1,260,994	1,267,299
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		277,701	278,395
National Credit Union Administration Guaranteed Notes, Series 2010-R2, Class 1A
0.563%	11/06/2017	#	2,522,193	2,521,790
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.573%	03/06/2020	#	1,127,628	1,126,218

				21,088,042

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $52,534,864)				52,629,881

CONVERTIBLE DEBT OBLIGATIONS—34.4%
Aerospace & Defense—0.7%
Alliant Techsystems, Inc.
3.000%	08/15/2024		3,995,000	4,591,753
L-3 Communications Holdings, Inc.
3.000%	08/01/2035		2,725,000	2,784,610

				7,376,363

Air Freight & Logistics—0.9%
Deutsche Post AG, Series DPW (Germany)
0.600%	12/06/2019		EUR 6,000,000	8,946,240

Beverages—0.6%
Asahi Group Holdings Ltd. (Japan)
0.000%	05/26/2028		JPY 360,000,000	4,594,374
Molson Coors Brewing Co.
2.500%	07/30/2013		995,000	1,006,194

				5,600,568

Biotechnology—0.3%
Gilead Sciences, Inc., Series D
1.625%	05/01/2016		1,250,000	2,831,256

Building Products—0.1%
Griffon Corp.
4.000%	01/15/2017	^	1,260,000	1,345,838

Capital Markets—1.8%
Affiliated Managers Group, Inc.
3.950%	08/15/2038		4,105,000	5,290,319
Ares Capital Corp.
5.750%	02/01/2016		867,000	950,449
4.750%	01/15/2018	^	880,000	921,800
Jefferies Group LLC
3.875%	11/01/2029		226,000	241,679
Prospect Capital Corp.
5.375%	10/15/2017		1,750,000	1,798,645
Temasek Financial III Pte Ltd. (Singapore)
0.000%	10/24/2014		SGD 7,750,000	6,320,453
Walter Investment Management Corp.
4.500%	11/01/2019		2,350,000	2,366,156

				17,889,501

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Commercial Services & Supplies—0.1%
Covanta Holding Corp.
3.250%	06/01/2014			$950,000	$1,227,875

Communications Equipment—0.4%
Arris Group, Inc.
2.000%	11/15/2026			3,795,000	3,908,850

Computers & Peripherals—0.4%
SanDisk Corp.
1.500%	08/15/2017			3,225,000	4,315,453

Construction & Engineering—0.2%
Larsen & Toubro Ltd. (India)
3.500%	10/22/2014			1,800,000	1,831,500

Containers & Packaging—0.6%
Owens-Brockway Glass Container, Inc.
3.000%	06/01/2015	^		5,655,000	5,753,963

Diversified Consumer Services—0.3%
Stewart Enterprises, Inc.
3.125%	07/15/2014			2,300,000	2,840,500

Diversified Financial Services—0.9%
Industrivarden AB (Sweden)
1.875%	02/27/2017		EUR	2,150,000	3,037,823
Industrivarden AB, Series INDU (Sweden)
2.500%	02/27/2015		EUR	2,600,000	4,191,443
KDDI Corp. (Japan)
0.000%	12/14/2015		JPY	110,000,000	2,002,748

					9,232,014

Diversified Telecommunication Services—0.3%
Inmarsat plc, Series ISAT (United Kingdom)
1.750%	11/16/2017			1,900,000	2,482,350

Electrical Equipment—0.4%
EnerSys, Inc.
3.375%	06/01/2038			810,000	1,063,635
General Cable Corp.
0.875%	11/15/2013			3,000,000	2,996,250

					4,059,885

Electronic Equipment, Instruments & Components—1.1%
Hon Hai Precision Industry Co. Ltd. (Taiwan)
0.000%	10/12/2013			1,800,000	1,796,400
Pegatron Corp., Series 4938 (Taiwan)
0.000%	02/06/2017			2,600,000	3,298,750
TPK Holding Co. Ltd. (Cayman Islands)
0.000%	10/01/2017			1,750,000	1,954,750
TTM Technologies, Inc.
3.250%	05/15/2015			3,825,000	3,860,859

					10,910,759

Energy Equipment & Services—1.9%
Bristow Group, Inc.
3.000%	06/15/2038			2,265,000	2,681,194
Exterran Holdings, Inc.
4.250%	06/15/2014			2,900,000	3,735,562
Hornbeck Offshore Services, Inc.
1.625%	11/15/2026			1,990,000	2,295,863

Coupon Rate	Maturity Date			Face	Value
SEACOR Holdings, Inc.
2.500%	12/15/2027	^		$1,775,000	$2,052,344
Subsea 7 SA, Series ACY (Luxembourg)
2.250%	10/11/2013			4,000,000	4,024,000
Technip SA, Series TEC (France)
0.500%	01/01/2016		EUR	858,257	1,272,988
0.250%	01/01/2017		EUR	2,152,416	3,116,611

					19,178,562

Food Products—0.3%
Archer-Daniels-Midland Co.
0.875%	02/15/2014			3,030,000	3,058,406

Health Care Equipment & Supplies—2.5%
Alere, Inc.
3.000%	05/15/2016			3,575,000	3,541,484
Hologic, Inc.
2.000%	12/15/2043			1,340,000	1,375,175
Hologic, Inc., Series 2010
2.000%	12/15/2037			2,410,000	2,691,669
Hologic, Inc., Series 2012
2.000%	03/01/2042			4,435,000	4,398,966
Integra LifeSciences Holdings Corp.
1.625%	12/15/2016			4,750,000	4,666,875
NuVasive, Inc.
2.750%	07/01/2017			6,335,000	6,279,569
Qiagen Euro Finance SA MTN (Luxembourg)
3.250%	05/16/2026			1,900,000	2,294,725

					25,248,463

Health Care Providers & Services—1.3%
LifePoint Hospitals, Inc.
3.500%	05/15/2014			5,095,000	5,534,444
Omnicare, Inc., Series OCR
3.250%	12/15/2035			5,580,000	5,775,300
WellPoint, Inc.
2.750%	10/15/2042	^		1,650,000	2,062,500

					13,372,244

Hotels, Restaurants & Leisure—1.0%
International Game Technology
3.250%	05/01/2014			4,415,000	4,713,012
MGM Resorts International
4.250%	04/15/2015			4,850,000	5,441,094

					10,154,106

Household Durables—0.6%
Jarden Corp.
1.875%	09/15/2018	^		2,420,000	2,730,063
Lennar Corp.
2.000%	12/01/2020	^		1,000,000	1,331,250
Toll Brothers Finance Corp.
0.500%	09/15/2032	^		1,405,000	1,434,856

					5,496,169

Industrial Conglomerates—1.2%
Danaher Corp.
0.000%	01/22/2021			865,000	1,592,681
Siemens Financieringsmaatschappij NV (Netherlands)
1.050%	08/16/2017			9,750,000	10,005,450

					11,598,131

Internet & Catalog Retail—0.5%
priceline.com, Inc.
1.000%	03/15/2018			3,960,000	4,623,300

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Internet Software & Services—0.6%
Blucora, Inc.
4.250%	04/01/2019	^		$670,000	$751,656
Dealertrack Technologies, Inc.
1.500%	03/15/2017			1,020,000	1,183,200
WebMD Health Corp.
2.500%	01/31/2018			4,150,000	3,859,500

					5,794,356

IT Services—0.5%
AtoS (France)
2.500%	01/01/2016		EUR	1,154,250	1,921,935
Cap Gemini SA, Series CAP (France)
3.500%	01/01/2014		EUR	1,803,088	2,721,831

					4,643,766

Life Sciences Tools & Services—0.6%
Illumina, Inc.
0.250%	03/15/2016	^		5,200,000	5,635,500

Machinery—1.2%
AGCO Corp.
1.250%	12/15/2036			600,000	747,750
Greenbrier Cos., Inc.
3.500%	04/01/2018			1,455,000	1,502,287
Navistar International Corp.
3.000%	10/15/2014			3,700,000	3,612,125
Trinity Industries, Inc.
3.875%	06/01/2036			5,185,000	6,105,338

					11,967,500

Media—1.2%
Liberty Interactive LLC
0.750%	03/30/2043	^		960,000	1,058,400
Live Nation Entertainment, Inc.
2.875%	07/15/2027			4,450,000	4,513,969
Omnicom Group, Inc.
0.000%	07/31/2032			3,375,000	3,879,141
Publicis Groupe SA, Series PUB (France)
1.000%	01/18/2018		EUR	1,047,263	2,028,869
XM Satellite Radio, Inc.
7.000%	12/01/2014	^		400,000	762,500

					12,242,879

Metals & Mining—1.6%
ArcelorMittal (Luxembourg)
5.000%	05/15/2014			2,520,000	2,576,700
Goldcorp, Inc. (Canada)
2.000%	08/01/2014			4,220,000	4,275,387
Newmont Mining Corp., Series A
1.250%	07/15/2014			1,065,000	1,078,312
Newmont Mining Corp., Series B
1.625%	07/15/2017			2,300,000	2,476,812
RTI International Metals, Inc.
3.000%	12/01/2015			1,050,000	1,143,188
Steel Dynamics, Inc.
5.125%	06/15/2014			4,500,000	4,823,438

					16,373,837

Coupon Rate	Maturity Date			Face	Value
Oil, Gas & Consumable Fuels—1.2%
Beach Energy Ltd. (Australia)
3.950%	04/03/2017		AUD	3,500,000	$3,154,511
Chesapeake Energy Corp.
2.500%	05/15/2037			$6,125,000	5,799,609
Goodrich Petroleum Corp.
5.000%	10/01/2029			3,045,000	3,037,388

					11,991,508

Pharmaceuticals—1.7%
ALZA Corp.
0.000%	07/28/2020			1,853,000	2,191,172
Medicines Co. (The)
1.375%	06/01/2017	^		670,000	845,875
Salix Pharmaceuticals Ltd.
1.500%	03/15/2019			3,000,000	3,594,375
Sawai Pharmaceutical Co. Ltd. (Japan)
0.000%	09/17/2015		JPY	295,000,000	3,889,015
Shire plc, Series SHP (Jersey, Channel Islands)
2.750%	05/09/2014			2,463,000	2,712,994
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026			3,245,000	3,415,363

					16,648,794

Real Estate Investment Trusts (REITs)—1.1%
Boston Properties LP
3.625%	02/15/2014	^		3,240,000	3,351,375
Health Care REIT, Inc.
3.000%	12/01/2029			2,190,000	2,903,119
ProLogis LP
3.250%	03/15/2015			4,125,000	4,772,109

					11,026,603

Semiconductors & Semiconductor Equipment—1.8%
Disco Corp. (Japan)
0.000%	12/16/2014		JPY	140,000,000	1,751,764
Lam Research Corp.
0.500%	05/15/2016			3,760,000	3,971,500
Linear Technology Corp., Series A
3.000%	05/01/2027			2,690,000	2,814,413
Micron Technology, Inc.
1.875%	06/01/2014			5,270,000	6,020,975
SK Hynix, Inc. (Korea, Republic of)
2.650%	05/14/2015			3,400,000	3,819,900

					18,378,552

Software—2.0%
Electronic Arts, Inc.
0.750%	07/15/2016			5,340,000	5,586,975
Mentor Graphics Corp.
4.000%	04/01/2031			1,300,000	1,587,625
Nuance Communications, Inc.
2.750%	11/01/2031			3,700,000	3,829,500
Rovi Corp.
2.625%	02/15/2040			2,505,000	2,555,100
Salesforce.com, Inc.
0.250%	04/01/2018	^		2,000,000	1,906,250
TIBCO Software, Inc.
2.250%	05/01/2032			5,080,000	4,962,525

					20,427,975

Specialty Retail—0.5%
Group 1 Automotive, Inc.
2.250%	06/15/2036			4,250,000	5,081,406

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face		Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Textiles, Apparel & Luxury Goods—1.1%
Adidas AG, Series ADS (Germany)
0.250%	06/14/2019		EUR	2,200,000	$3,532,001
Iconix Brand Group, Inc.
2.500%	06/01/2016			$5,765,000	6,528,863
1.500%	03/15/2018	^		1,000,000	1,119,375

					11,180,239

Trading Companies & Distributors—0.2%
Titan Machinery, Inc.
3.750%	05/01/2019			2,570,000	2,404,929

Wireless Telecommunication Services—0.7%
Leap Wireless International, Inc.
4.500%	07/15/2014			3,905,000	3,936,728
SK Telecom Co. Ltd., Series ADS (South Korea)
1.750%	04/07/2014			2,350,000	3,127,850

					7,064,578

TOTAL CONVERTIBLE DEBT OBLIGATIONS
(Cost $329,311,753)					344,144,718

U.S. TREASURY OBLIGATIONS—10.0%
U.S. Treasury Bills—3.4%
U.S. Treasury Bill
0.097%	10/10/2013			7,500,000	7,499,002
0.076%	11/21/2013			6,750,000	6,748,259
0.059%	09/26/2013			14,175,000	14,173,880
0.042%	08/15/2013			2,000,000	1,999,900
0.037%	09/12/2013			3,150,000	3,149,906
0.036%	08/29/2013			1,000,000	999,968

					34,570,915

U.S. Treasury Notes—6.6%
U.S. Treasury Note
0.500%	06/15/2016			3,775,000	3,759,368
0.375%	03/15/2016	‡‡		2,510,000	2,496,862
0.375%	06/30/2015- 01/15/2016			5,725,000	5,709,705
0.250%	04/30/2014- 05/15/2016			48,010,000	47,774,948
0.125%	04/30/2015			6,000,000	5,977,620

					65,718,503

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $100,484,416)					100,289,418

GOVERNMENT RELATED OBLIGATIONS—2.2%
U.S. Government Agencies—0.4%
Federal National Mortgage Association
0.500%	03/30/2016			3,650,000	3,632,016

Non-U.S. Government Agencies—0.2%
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015	^		600,000	618,750
Petrobras International Finance Co. (Cayman Islands)
2.875%	02/06/2015	§		470,000	475,411
Petroleos Mexicanos (Mexico)
4.875%	03/15/2015	§		1,400,000	1,478,750

					2,572,911

Coupon Rate	Maturity Date			Face	Value
Sovereign Debt—1.1%
Mexican Bonos, Series M (Mexico)
6.000%	06/18/2015		MXN	30,649,000	$2,442,582
5.000%	06/15/2017		MXN	49,100,000	3,804,089
Mexico Government International Bond (Mexico)
5.875%	02/17/2014	§		$1,300,000	1,337,050
Panama Government International Bond (Panama)
7.250%	03/15/2015	§		1,150,000	1,259,250
Qatar Government International Bond (Qatar)
3.125%	01/20/2017	^		900,000	934,875
South Africa Government International Bond (South Africa)
6.500%	06/02/2014	§		1,000,000	1,046,500

					10,824,346

U.S. Municipal Bonds—0.5%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds (Florida)
1.298%	07/01/2016			1,500,000	1,489,410
Jobsohio Beverage Systems Ohio Statewide Liquor Profits, Series B (Ohio)
0.872%	01/01/2015			510,000	510,168
Michigan Finance Authority, Series B-1 (Michigan)
2.000%	08/20/2013			220,000	220,504
Orange County California Pension Obligation, Series A (California)
0.610%	11/01/2013			310,000	310,031
South Carolina State Public Service Authority Revenue Bonds, Series 2011-A (South Carolina)
0.894%	06/02/2014	#		1,500,000	1,500,000
University of California Revenue Bonds, Series Y-1 (California)
0.774%	07/01/2041	#		1,000,000	1,001,500

					5,031,613

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $22,237,582)					22,060,886

ASSET-BACKED SECURITIES—4.9%
Automobiles—2.4%
Ally Auto Receivables Trust Series 2012-SN1, Class A2
0.510%	12/22/2014			546,909	546,709
Ally Master Owner Trust Series 2013-2, Class A
0.642%	04/15/2018	#		1,900,000	1,891,786
Ally Master Owner Trust Series 2013-1, Class A1
0.642%	02/15/2018	#		2,200,000	2,191,601
AmeriCredit Automobile Receivables Trust Series 2012-1, Class A2
0.910%	10/08/2015			899,264	900,295
Capital Auto Receivables Asset Trust Series 2013-1, Class A2
0.620%	07/20/2016	§		1,800,000	1,796,809
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018			370,000	365,652
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018			380,000	373,179
CarMax Auto Owner Trust Series 2012-1, Class A2
0.590%	03/16/2015			1,103,974	1,104,274

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund

Coupon Rate	Maturity Date		Face		Value
ASSET-BACKED SECURITIES—(Continued)
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^		$2,684,719	$2,688,005
First Investors Auto Owner Trust Series 2011-1, Class C
3.400%	03/15/2016	^		1,400,000	1,415,037
Honda Auto Receivables Owner Trust Series 2012-1, Class A2
0.570%	08/15/2014			384,583	384,596
Hyundai Auto Receivables Trust Series 2012-A, Class A3
0.720%	03/15/2016			2,637,390	2,641,987
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.493%	02/15/2018	#		5,450,000	5,424,829
Santander Drive Auto Receivables Trust Series 2013-1, Class A2
0.480%	02/16/2016			1,049,784	1,049,559
World Omni Master Owner Trust Series 2013-1, Class A
0.542%	02/15/2018	#^		1,575,000	1,568,148

					24,342,466

Credit Card—1.8%
Cards II Trust (Canada) Series 2012-4A, Class A
0.642%	09/15/2017	#^		1,000,000	1,003,006
Chester Asset Receivables Dealings plc (United Kingdom) Series 2004-1, Class A
0.696%	04/15/2016	#	GBP	1,040,000	1,581,570
Citibank Credit Card Issuance Trust Series 2003-A7, Class A7
4.150%	07/07/2017	§		2,700,000	2,884,210
Discover Card Execution Note Trust Series 2012-A1, Class A1
0.810%	08/15/2017			3,000,000	3,006,332
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018			2,200,000	2,210,135
Golden Credit Card Trust (Canada) Series 2012-3A, Class A
0.642%	07/17/2017	#^		1,900,000	1,907,682
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
0.893%	02/15/2017	#^		3,950,000	3,956,473
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A2
0.920%	02/15/2017	#^	EUR	1,200,000	1,575,033

					18,124,441

Mortgage Backed—0.1%
Option One Mortgage Loan Trust Series 2005-4, Class A3
0.453%	11/25/2035	#		553,156	542,730

Other—0.4%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018			2,122,010	2,124,262

Coupon Rate	Maturity Date		Face	Value
Great America Leasing Receivables Series 2013-1, Class A2
0.610%	05/15/2015	^	$1,000,000	$998,541
Great America Leasing Receivables Series 2013-1, Class C
1.830%	06/17/2019	^	270,000	266,207

				3,389,010

Student Loan—0.2%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.543%	12/07/2020	#	2,227,974	2,234,212

TOTAL ASSET-BACKED SECURITIES
(Cost $48,731,074)				48,632,859

			Contracts	Value
PURCHASED OPTIONS—0.1%
Put—Swiss Market Index, Expires 09/20/2013, Strike CHF 7,706.00			380	106,118
Call—U.S. 10 Year Treasury Note, Expires 08/23/2013, Strike $115.00			90	1,042,031

TOTAL PURCHASED OPTIONS
(Cost $1,390,565)				1,148,149

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—0.1%
Wireless Telecommunication Services—0.1%
Vodafone Group plc (United Kingdom)
0.582%	10/15/2013	^
(Cost $823,591)			$825,000	824,076

			Shares	Value
MONEY MARKET FUNDS—3.6%
Institutional Money Market Fund—3.6%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%		¥
(Cost $36,316,200)			36,316,200	36,316,200

TOTAL INVESTMENTS—99.8%
(Cost $978,586,851)				996,964,127
Other assets less liabilities—0.2%				2,005,027

NET ASSETS—100.0%				$998,969,154

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Notes to the Schedule of Investments:

ADR	American Depositary Receipt
AUD	Australian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
MTN	Medium Term Note
MXN	Mexican Peso
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $167,029,300, which represents 16.7% of Net Assets. The illiquid 144A securities represented 0.1% of Net Assets, and 0.5% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—21.8%
Aerospace & Defense—0.3%
Boeing Co. (The)
6.125%	02/15/2033		$100,000	$120,259
4.875%	02/15/2020	†	200,000	228,623
Honeywell International, Inc.
5.700%	03/15/2036		300,000	348,867
L-3 Communications Corp.
4.950%	02/15/2021		300,000	317,264
Lockheed Martin Corp.
4.070%	12/15/2042		285,000	249,846
Northrop Grumman Corp.
3.500%	03/15/2021		300,000	303,159
Precision Castparts Corp.
2.500%	01/15/2023		200,000	187,108
0.700%	12/20/2015		300,000	298,417
United Technologies Corp.
6.700%	08/01/2028		150,000	188,613
4.875%	05/01/2015		500,000	538,916
4.500%	06/01/2042		200,000	198,011
3.100%	06/01/2022		200,000	197,948
1.800%	06/01/2017		300,000	301,382

				3,478,413

Air Freight & Logistics—0.1%
FedEx Corp.
3.875%	08/01/2042		200,000	171,379
2.625%	08/01/2022		200,000	185,995
United Parcel Service, Inc.
6.200%	01/15/2038		300,000	373,632
2.450%	10/01/2022		400,000	377,894

				1,108,900

Airlines—0.0%
American Airlines, Inc., Series 2011-1 A
5.250%	01/31/2021		270,515	287,422
Continental Airlines, Inc., Series 2010-1 A
4.750%	01/12/2021		276,957	296,344

				583,766

Auto Components—0.0%
Johnson Controls, Inc.
5.500%	01/15/2016		250,000	274,836
4.250%	03/01/2021		300,000	314,105

				588,941

Automobiles—0.0%
Ford Motor Co.
7.450%	07/16/2031		200,000	240,443
4.750%	01/15/2043		200,000	176,918

				417,361

Beverages—0.7%
Anheuser-Busch InBev Finance, Inc.
2.625%	01/17/2023		200,000	188,036
0.800%	01/15/2016		200,000	199,005
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039		300,000	441,479
7.750%	01/15/2019		500,000	633,154
6.875%	11/15/2019		300,000	374,241
5.375%	01/15/2020		500,000	577,243

Coupon Rate	Maturity Date		Face	Value

3.750%	07/15/2042		$200,000	$174,007
1.500%	07/14/2014		200,000	202,162
0.800%	07/15/2015		500,000	500,129
Beam, Inc.
5.375%	01/15/2016		90,000	98,427
Bottling Group LLC
5.500%	04/01/2016		500,000	558,162
Coca-Cola Co. (The)
5.350%	11/15/2017		500,000	574,035
4.875%	03/15/2019		300,000	340,049
3.150%	11/15/2020		200,000	205,254
0.750%	03/13/2015		300,000	301,177
Coca-Cola Enterprises, Inc.
4.500%	09/01/2021		300,000	319,956
Diageo Finance BV (Netherlands)
5.300%	10/28/2015		750,000	825,804
Dr Pepper Snapple Group, Inc.
2.600%	01/15/2019		300,000	302,195
PepsiCo, Inc.
5.000%	06/01/2018		400,000	453,302
3.000%	08/25/2021		500,000	492,754
2.750%	03/01/2023		400,000	379,263

				8,139,834

Biotechnology—0.2%
Amgen, Inc.
6.900%	06/01/2038		267,000	328,592
6.150%	06/01/2018		500,000	589,469
5.850%	06/01/2017		250,000	285,650
5.150%	11/15/2041		300,000	299,890
3.875%	11/15/2021		300,000	309,319
Genentech, Inc.
5.250%	07/15/2035		100,000	110,235
Gilead Sciences, Inc.
4.400%	12/01/2021		300,000	322,705

				2,245,860

Capital Markets—1.4%
Bank of New York Mellon Corp. (The)
3.550%	09/23/2021		300,000	306,315
Bank of New York Mellon Corp. (The) MTN
2.300%	07/28/2016		100,000	103,154
Bank of New York Mellon Corp. (The), Series 1
2.950%	06/18/2015	†	500,000	520,874
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018		350,000	417,174
6.400%	10/02/2017		400,000	461,814
4.650%	07/02/2018		400,000	432,585
BlackRock, Inc.
4.250%	05/24/2021		500,000	534,428
3.375%	06/01/2022		500,000	500,822
Credit Suisse USA, Inc.
5.125%	08/15/2015		500,000	540,154
Goldman Sachs Group, Inc. (The)
6.250%	09/01/2017		500,000	567,128
6.250%	02/01/2041		500,000	567,464
6.150%	04/01/2018		500,000	564,006
6.125%	02/15/2033		600,000	658,176
5.950%	01/15/2027		300,000	309,195
5.750%	01/24/2022		300,000	331,469
5.250%	07/27/2021		300,000	321,500
5.125%	01/15/2015		500,000	527,627
5.000%	10/01/2014		553,000	577,553
3.625%	02/07/2016		500,000	522,254

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Goldman Sachs Group, Inc. (The) MTN
7.500%	02/15/2019		$300,000	$356,690
5.375%	03/15/2020		300,000	325,977
1.600%	11/23/2015		300,000	300,860
Jefferies Group LLC
6.250%	01/15/2036		230,000	223,100
5.125%	04/13/2018		300,000	315,001
Merrill Lynch & Co., Inc.
6.875%	11/15/2018		250,000	291,507
6.110%	01/29/2037		300,000	296,220
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/2018		500,000	576,060
Morgan Stanley
7.250%	04/01/2032		100,000	120,140
5.750%	01/25/2021		600,000	652,276
4.750%	03/22/2017		300,000	318,468
3.750%	02/25/2023		300,000	287,457
1.750%	02/25/2016		300,000	297,392
Morgan Stanley MTN
5.450%	01/09/2017		500,000	540,808
Morgan Stanley, Series F MTN
6.625%	04/01/2018		500,000	567,312
6.000%	04/28/2015		1,000,000	1,072,630
5.950%	12/28/2017		500,000	555,321
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020		300,000	344,300
Northern Trust Corp.
3.375%	08/23/2021		500,000	507,892
State Street Corp.
3.100%	05/15/2023		200,000	187,726
UBS Preferred Funding Trust V, Perpetual Bond
6.243%	12/31/2049	#†	300,000	310,125

				17,210,954

Chemicals—0.5%
Agrium, Inc. (Canada)
6.125%	01/15/2041		400,000	435,719
Airgas, Inc.
2.950%	06/15/2016		200,000	208,164
2.375%	02/15/2020		300,000	288,063
CF Industries, Inc.
3.450%	06/01/2023		400,000	385,203
Dow Chemical Co. (The)
8.550%	05/15/2019		629,000	803,490
5.250%	11/15/2041		300,000	299,013
4.125%	11/15/2021		150,000	153,660
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041		200,000	210,534
4.250%	04/01/2021		300,000	324,584
2.800%	02/15/2023		300,000	286,447
2.750%	04/01/2016		300,000	313,848
Ecolab, Inc.
5.500%	12/08/2041		300,000	328,816
LyondellBasell Industries NV (Netherlands)
5.000%	04/15/2019		500,000	544,734
Monsanto Co.
5.500%	08/15/2025		200,000	232,270
PPG Industries, Inc.
3.600%	11/15/2020		400,000	411,655

Coupon Rate	Maturity Date	Face	Value

Praxair, Inc.
3.250%	09/15/2015	$500,000	$527,928
2.200%	08/15/2022	400,000	366,988

			6,121,116

Commercial Banks—1.8%
American Express Centurion Bank
0.875%	11/13/2015	400,000	399,234
Bank of Montreal MTN (Canada)
2.500%	01/11/2017	400,000	410,374
Bank of Nova Scotia (Canada)
3.400%	01/22/2015	500,000	520,121
2.050%	10/07/2015	400,000	410,751
Bank One Corp.
8.000%	04/29/2027	300,000	403,699
7.625%	10/15/2026	300,000	380,684
Barclays Bank plc (United Kingdom)
5.125%	01/08/2020	500,000	553,917
3.900%	04/07/2015	700,000	732,613
2.750%	02/23/2015	300,000	307,684
BB&T Corp.
5.250%	11/01/2019	500,000	556,526
5.200%	12/23/2015	300,000	327,857
BB&T Corp. MTN
1.600%	08/15/2017	400,000	391,565
BBVA US Senior SAU (Spain)
4.664%	10/09/2015	400,000	412,270
BNP Paribas SA (France)
3.250%	03/11/2015	500,000	516,423
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021	400,000	425,972
Capital One Bank USA NA
8.800%	07/15/2019	500,000	642,129
Commonwealth Bank of Australia (Australia)
1.250%	09/18/2015	300,000	301,934
Credit Suisse (Switzerland)
5.400%	01/14/2020	200,000	216,988
Discover Bank
7.000%	04/15/2020	200,000	233,727
HSBC Bank USA NA
4.875%	08/24/2020	400,000	429,160
HSBC Holdings plc (United Kingdom)
6.100%	01/14/2042	500,000	583,782
4.000%	03/30/2022	500,000	512,852
Intesa Sanpaolo SpA (Italy)
3.125%	01/15/2016	300,000	295,155
KeyBank NA, Bank Note
5.800%	07/01/2014	400,000	418,416
KeyCorp MTN
5.100%	03/24/2021	500,000	557,180
LBBW (Germany)
7.625%	02/01/2023	200,000	239,504
National Australia Bank Ltd. (Australia)
1.600%	08/07/2015	500,000	507,066
National City Corp.
6.875%	05/15/2019	500,000	598,804
PNC Funding Corp.
2.700%	09/19/2016	400,000	416,616
Royal Bank of Canada MTN (Canada)
2.875%	04/19/2016	300,000	314,279
2.625%	12/15/2015	300,000	311,885
Royal Bank of Scotland plc (The) (United Kingdom)
6.125%	01/11/2021	300,000	333,579
4.375%	03/16/2016	500,000	529,597

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)
Sumitomo Mitsui Banking Corp. (Japan)
3.200%	07/18/2022	$200,000	$191,877
1.350%	07/18/2015	300,000	301,709
SunTrust Banks, Inc.
3.600%	04/15/2016	500,000	529,646
Toronto-Dominion Bank (The) (Canada)
1.375%	07/14/2014	300,000	302,134
U.S. Bank NA, Bank Note
4.800%	04/15/2015	250,000	267,405
UBS AG (Switzerland)
7.000%	10/15/2015	100,000	110,705
UBS AG MTN (Switzerland)
7.375%	06/15/2017	100,000	112,264
5.875%	07/15/2016	700,000	771,195
US Bancorp MTN
2.950%	07/15/2022	200,000	185,892
1.650%	05/15/2017	500,000	498,922
Wachovia Bank NA, Bank Note
6.600%	01/15/2038	300,000	367,800
Wells Fargo & Co.
5.000%	11/15/2014	750,000	791,063
3.676%	06/15/2016	400,000	427,668
3.625%	04/15/2015	300,000	315,099
1.500%	01/16/2018	500,000	488,195
Wells Fargo & Co. MTN
4.600%	04/01/2021	500,000	545,749
3.500%	03/08/2022	300,000	303,961
2.100%	05/08/2017	300,000	301,350
Wells Fargo & Co., Series M
3.450%	02/13/2023	300,000	287,089
Wells Fargo Bank NA
5.950%	08/26/2036	100,000	112,166
Westpac Banking Corp. (Australia)
4.200%	02/27/2015	400,000	422,400
3.000%	08/04/2015	400,000	417,174

			22,243,806

Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.700%	05/15/2041	200,000	218,933
5.500%	09/15/2019	300,000	339,995
Waste Management, Inc.
7.000%	07/15/2028	50,000	61,847
6.375%	03/11/2015	400,000	435,930

			1,056,705

Communications Equipment—0.2%
Cisco Systems, Inc.
5.500%	02/22/2016	500,000	558,674
4.950%	02/15/2019	500,000	570,344
Corning, Inc.
4.750%	03/15/2042	400,000	385,880
Harris Corp.
6.150%	12/15/2040	250,000	275,827
Juniper Networks, Inc.
3.100%	03/15/2016	400,000	414,611
Motorola Solutions, Inc.
7.500%	05/15/2025	340,000	413,540

			2,618,876

Coupon Rate	Maturity Date		Face	Value

Computers & Peripherals—0.2%
Apple, Inc.
3.850%	05/04/2043		$300,000	$267,595
2.400%	05/03/2023		300,000	278,840
1.000%	05/03/2018		200,000	192,285
0.450%	05/03/2016		200,000	197,991
Dell, Inc.
5.400%	09/10/2040		300,000	241,590
Hewlett-Packard Co.
4.650%	12/09/2021	†	300,000	300,546
3.300%	12/09/2016		300,000	311,667
2.200%	12/01/2015		250,000	254,025
2.125%	09/13/2015		500,000	506,314

				2,550,853

Construction Materials—0.0%
CRH America, Inc.
6.000%	09/30/2016		250,000	281,738

Consumer Finance—0.7%
American Express Co.
4.050%	12/03/2042		472,000	414,347
American Express Credit Corp. MTN
2.800%	09/19/2016		400,000	415,608
2.750%	09/15/2015		400,000	415,127
Capital One Financial Corp.
6.150%	09/01/2016		200,000	223,344
2.125%	07/15/2014		200,000	202,396
Caterpillar Financial Services Corp. MTN
2.850%	06/01/2022		300,000	287,329
2.750%	06/24/2015		200,000	207,678
2.650%	04/01/2016		400,000	416,831
1.625%	06/01/2017		300,000	298,388
Ford Motor Credit Co. LLC
8.700%	10/01/2014		200,000	218,074
5.875%	08/02/2021		500,000	546,008
5.000%	05/15/2018		200,000	213,785
4.250%	02/03/2017		200,000	209,139
4.250%	09/20/2022		200,000	196,944
3.984%	06/15/2016		300,000	314,508
3.000%	06/12/2017		300,000	300,910
2.750%	05/15/2015		500,000	507,225
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	505,250
HSBC USA, Inc.
2.375%	02/13/2015		400,000	408,914
John Deere Capital Corp.
1.200%	10/10/2017		300,000	292,178
John Deere Capital Corp. MTN
3.900%	07/12/2021		300,000	318,177
2.250%	06/07/2016		200,000	206,495
Toyota Motor Credit Corp.
0.875%	07/17/2015		500,000	502,000
Toyota Motor Credit Corp. MTN
4.500%	06/17/2020		300,000	330,203
2.625%	01/10/2023		300,000	279,290
1.250%	10/05/2017		400,000	388,813

				8,618,961

Containers & Packaging—0.0%
MeadWestvaco Corp.
7.375%	09/01/2019		300,000	355,365

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Diversified Financial Services—1.9%
Bank of America Corp.
7.750%	08/15/2015		$250,000	$276,791
5.875%	01/05/2021		400,000	450,887
5.625%	07/01/2020		500,000	551,286
4.500%	04/01/2015		700,000	734,558
3.875%	03/22/2017		700,000	733,768
1.500%	10/09/2015		400,000	399,312
Bank of America Corp. MTN
5.875%	02/07/2042		300,000	336,627
5.000%	05/13/2021		300,000	320,400
3.625%	03/17/2016		500,000	522,641
3.300%	01/11/2023		500,000	473,525
Bank of America Corp., Series L MTN
5.650%	05/01/2018		500,000	556,083
Citigroup, Inc.
8.500%	05/22/2019		300,000	378,463
8.125%	07/15/2039		500,000	662,450
6.625%	06/15/2032		350,000	362,780
6.375%	08/12/2014		500,000	527,783
6.125%	11/21/2017		750,000	853,242
6.125%	08/25/2036		300,000	294,622
6.010%	01/15/2015		179,000	191,229
6.000%	08/15/2017		600,000	676,692
4.500%	01/14/2022		500,000	521,837
4.050%	07/30/2022		300,000	288,872
3.953%	06/15/2016		200,000	210,961
2.650%	03/02/2015		400,000	407,944
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.875%	02/08/2022		400,000	403,540
3.375%	01/19/2017		300,000	315,332
2.125%	10/13/2015		200,000	204,792
Deutsche Bank AG (Germany)
6.000%	09/01/2017		650,000	748,864
Deutsche Bank Financial LLC MTN
5.375%	03/02/2015		250,000	264,721
General Electric Capital Corp.
2.950%	05/09/2016		400,000	417,152
General Electric Capital Corp. MTN
6.375%	11/15/2067	#	600,000	625,500
5.875%	01/14/2038		700,000	773,130
5.400%	02/15/2017		650,000	724,370
General Electric Capital Corp., Series A MTN
6.875%	01/10/2039		300,000	370,950
6.750%	03/15/2032		750,000	901,816
5.625%	09/15/2017		300,000	340,123
5.500%	01/08/2020		500,000	564,524
4.625%	01/07/2021		300,000	321,032
General Electric Capital Corp., Series A
3.750%	11/14/2014		500,000	519,776
JPMorgan Chase & Co.
6.400%	05/15/2038		300,000	353,074
6.300%	04/23/2019		500,000	581,568
5.600%	07/15/2041		200,000	216,017
5.125%	09/15/2014		500,000	524,736
4.750%	03/01/2015		500,000	532,115
4.625%	05/10/2021		300,000	317,632
4.500%	01/24/2022		400,000	419,593
3.450%	03/01/2016		500,000	521,875
3.200%	01/25/2023		500,000	475,618

Coupon Rate	Maturity Date	Face	Value

JPMorgan Chase & Co. MTN
1.875%	03/20/2015	$500,000	$506,070
0.800%	04/23/2015	350,000	348,145
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017	500,000	570,086
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018	281,000	389,742
3.050%	03/01/2016	250,000	262,281

			24,246,927

Diversified Telecommunication Services—1.0%
AT&T, Inc.
6.550%	02/15/2039	200,000	230,412
6.300%	01/15/2038	250,000	278,850
6.150%	09/15/2034	500,000	552,870
5.800%	02/15/2019	550,000	638,670
5.625%	06/15/2016	450,000	503,791
5.550%	08/15/2041	300,000	313,492
5.350%	09/01/2040	307,000	311,749
4.350%	06/15/2045	758,000	662,143
1.600%	02/15/2017	400,000	396,270
BellSouth Capital Funding Corp.
7.875%	02/15/2030	322,000	400,050
BellSouth Corp.
6.875%	10/15/2031	19,000	21,602
5.200%	09/15/2014	500,000	525,182
British Telecommunications plc (United Kingdom)
9.625%	12/15/2030	250,000	377,311
Cellco Partnership/Verizon Wireless Capital LLC
8.500%	11/15/2018	250,000	325,065
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030	300,000	417,230
Embarq Corp.
7.082%	06/01/2016	250,000	280,320
France Telecom SA (France)
8.500%	03/01/2031	500,000	681,053
Qwest Corp.
6.500%	06/01/2017	250,000	283,165
Telecom Italia Capital SA (Luxembourg)
6.999%	06/04/2018	300,000	331,289
6.000%	09/30/2034	250,000	227,951
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020	600,000	616,560
3.729%	04/27/2015	200,000	206,482
Verizon Communications, Inc.
7.750%	12/01/2030	130,000	168,863
6.400%	02/15/2038	500,000	584,127
6.350%	04/01/2019	500,000	593,917
6.000%	04/01/2041	300,000	337,790
5.850%	09/15/2035	250,000	273,948
3.500%	11/01/2021	400,000	402,484
3.000%	04/01/2016	400,000	418,388
2.450%	11/01/2022	300,000	272,567
0.700%	11/02/2015	400,000	397,542

			12,031,133

Electric Utilities—1.4%
Alabama Power Co., Series Q
5.500%	10/15/2017	150,000	171,526
Arizona Public Service Co.
4.500%	04/01/2042	300,000	290,020
Commonwealth Edison Co.
5.900%	03/15/2036	300,000	353,996
5.800%	03/15/2018	100,000	116,290

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)
Constellation Energy Group, Inc.
5.150%	12/01/2020	$400,000	$439,369
Dominion Resources, Inc., Series C
4.900%	08/01/2041	300,000	304,030
Duke Energy Carolinas LLC
6.450%	10/15/2032	330,000	409,314
4.300%	06/15/2020	100,000	108,995
4.000%	09/30/2042	300,000	272,907
Duke Energy Corp.
2.150%	11/15/2016	200,000	204,786
Duke Energy Florida, Inc.
6.400%	06/15/2038	350,000	430,223
0.650%	11/15/2015	300,000	298,477
Duke Energy Indiana, Inc.
3.750%	07/15/2020	300,000	315,273
Entergy Corp.
4.700%	01/15/2017	500,000	531,091
Exelon Corp.
4.900%	06/15/2015	350,000	374,763
FirstEnergy Corp., Series A
2.750%	03/15/2018	300,000	292,380
FirstEnergy Corp., Series C
7.375%	11/15/2031	150,000	158,594
Florida Power & Light Co.
5.625%	04/01/2034	50,000	57,885
5.125%	06/01/2041	200,000	219,341
4.950%	06/01/2035	100,000	108,982
Georgia Power Co., Series 07-A
5.650%	03/01/2037	200,000	222,298
Great Plains Energy, Inc.
4.850%	06/01/2021	400,000	425,550
Indiana Michigan Power Co.
7.000%	03/15/2019	250,000	300,747
Jersey Central Power & Light
5.625%	05/01/2016	500,000	555,128
Kentucky Utilities Co.
5.125%	11/01/2040	500,000	552,016
MidAmerican Energy Co. MTN
5.800%	10/15/2036	500,000	580,293
MidAmerican Energy Holdings Co.
6.125%	04/01/2036	200,000	227,624
Mississippi Power Co., Series 2012-A
4.250%	03/15/2042	300,000	271,731
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019	250,000	290,357
4.500%	06/01/2021	200,000	214,809
1.200%	06/01/2015	500,000	502,767
Northern States Power Co.
5.250%	03/01/2018	500,000	577,079
Ohio Power Co., Series K
6.000%	06/01/2016	500,000	563,554
Pacific Gas & Electric Co.
6.050%	03/01/2034	500,000	584,777
4.450%	04/15/2042	300,000	286,754
Peco Energy Co.
2.375%	09/15/2022	200,000	185,672
Potomac Electric Power Co.
7.900%	12/15/2038	200,000	295,911
PPL Capital Funding, Inc.
4.700%	06/01/2043	200,000	182,304
3.400%	06/01/2023	200,000	189,887

Coupon Rate	Maturity Date	Face	Value

Progress Energy, Inc.
7.050%	03/15/2019	$400,000	$485,262
4.400%	01/15/2021	300,000	319,105
PSEG Power LLC
8.625%	04/15/2031	300,000	413,839
2.750%	09/15/2016	200,000	206,389
Public Service Electric & Gas Co. MTN
3.650%	09/01/2042	200,000	176,620
Puget Sound Energy, Inc.
4.434%	11/15/2041	300,000	293,908
South Carolina Electric & Gas Co.
5.300%	05/15/2033	150,000	161,490
Southern California Edison Co.
6.650%	04/01/2029	500,000	616,309
4.050%	03/15/2042	300,000	280,088
Southern Power Co., Series D
4.875%	07/15/2015	350,000	375,267
Union Electric Co.
6.400%	06/15/2017	250,000	293,367
Virginia Electric and Power Co.
5.400%	04/30/2018	250,000	289,057
1.200%	01/15/2018	300,000	291,077
Wisconsin Electric Power
5.625%	05/15/2033	150,000	173,901
Xcel Energy, Inc.
4.800%	09/15/2041	200,000	199,617

			17,042,796

Electrical Equipment—0.1%
Emerson Electric Co.
5.000%	12/15/2014	150,000	159,408
5.000%	04/15/2019	500,000	569,569
2.625%	02/15/2023	270,000	256,084
Roper Industries, Inc.
1.850%	11/15/2017	200,000	197,036

			1,182,097

Electronic Equipment, Instruments & Components—0.1%
Arrow Electronics, Inc.
4.500%	03/01/2023	300,000	295,747
3.000%	03/01/2018	400,000	399,857
Jabil Circuit, Inc.
4.700%	09/15/2022	200,000	193,500

			889,104

Energy Equipment & Services—0.3%
Halliburton Co.
7.450%	09/15/2039	400,000	549,412
Noble Holding International Ltd. (Cayman Islands)
6.200%	08/01/2040	200,000	206,344
3.450%	08/01/2015	200,000	207,458
2.500%	03/15/2017	300,000	300,336
Pride International, Inc.
6.875%	08/15/2020	200,000	237,705
Rowan Cos., Inc.
4.875%	06/01/2022	250,000	258,419
Transocean, Inc. (Cayman Islands)
6.800%	03/15/2038	500,000	533,526
Weatherford International Ltd. (Bermuda)
9.625%	03/01/2019	400,000	506,263
6.750%	09/15/2040	300,000	311,353
4.500%	04/15/2022	300,000	297,124

			3,407,940

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)
Food & Staples Retailing—0.4%
Costco Wholesale Corp.
0.650%	12/07/2015	$300,000	$299,588
CVS Caremark Corp.
4.875%	09/15/2014	230,000	241,546
4.125%	05/15/2021	200,000	211,724
Kroger Co. (The)
7.500%	04/01/2031	200,000	242,823
5.400%	07/15/2040	200,000	202,793
4.950%	01/15/2015	300,000	317,668
Walgreen Co.
4.400%	09/15/2042	200,000	180,470
1.000%	03/13/2015	300,000	301,072
Wal-Mart Stores, Inc.
7.550%	02/15/2030	250,000	343,856
5.250%	09/01/2035	750,000	817,024
4.875%	07/08/2040	300,000	313,538
4.250%	04/15/2021	300,000	327,737
3.625%	07/08/2020	300,000	317,363
2.550%	04/11/2023	500,000	469,551

			4,586,753

Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018	500,000	576,812
ConAgra Foods, Inc.
4.650%	01/25/2043	300,000	278,974
3.250%	09/15/2022	200,000	191,170
2.100%	03/15/2018	200,000	198,334
1.300%	01/25/2016	400,000	400,912
General Mills, Inc.
5.400%	06/15/2040	300,000	333,271
3.150%	12/15/2021	200,000	200,098
Hillshire Brands Co.
2.750%	09/15/2015	300,000	308,430
Kellogg Co.
4.000%	12/15/2020	300,000	316,338
Kraft Foods Group, Inc.
6.875%	01/26/2039	380,000	462,520
6.500%	02/09/2040	200,000	239,448
5.375%	02/10/2020	209,000	236,078
1.625%	06/04/2015	300,000	303,342
Mondelez International, Inc.
6.500%	02/09/2040	200,000	239,449
5.375%	02/10/2020	291,000	326,860
4.125%	02/09/2016	100,000	106,961
Unilever Capital Corp.
4.250%	02/10/2021	300,000	327,380

			5,046,377

Gas Utilities—0.0%
Southern California Gas Co.
5.125%	11/15/2040	400,000	448,464

Health Care Equipment & Supplies—0.3%
Baxter International, Inc.
5.900%	09/01/2016	400,000	456,271
3.200%	06/15/2023	300,000	294,885
2.400%	08/15/2022	300,000	277,692
Becton Dickinson and Co.
5.000%	11/12/2040	300,000	315,089

Coupon Rate	Maturity Date	Face	Value

Boston Scientific Corp.
7.375%	01/15/2040	$200,000	$253,274
6.250%	11/15/2015	200,000	221,474
6.000%	01/15/2020	200,000	226,686
CareFusion Corp.
6.375%	08/01/2019	250,000	288,922
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017	250,000	289,979
Medtronic, Inc.
4.450%	03/15/2020	300,000	327,103
3.000%	03/15/2015	380,000	394,366
2.750%	04/01/2023	100,000	93,666
Stryker Corp.
4.100%	04/01/2043	200,000	189,705

			3,629,112

Health Care Providers & Services—0.4%
Aetna, Inc.
6.625%	06/15/2036	250,000	301,134
4.125%	11/15/2042	200,000	176,216
1.500%	11/15/2017	200,000	194,382
Cardinal Health, Inc.
4.600%	03/15/2043	200,000	182,150
3.200%	03/15/2023	300,000	280,540
1.700%	03/15/2018	300,000	291,397
Cigna Corp.
5.125%	06/15/2020	300,000	326,112
Express Scripts Holding Co.
6.125%	11/15/2041	200,000	231,812
4.750%	11/15/2021	200,000	214,341
McKesson Corp.
2.850%	03/15/2023	300,000	283,044
Quest Diagnostics, Inc.
6.950%	07/01/2037	300,000	351,245
4.700%	04/01/2021	300,000	312,364
UnitedHealth Group, Inc.
6.000%	02/15/2018	500,000	587,824
5.950%	02/15/2041	200,000	227,224
5.375%	03/15/2016	200,000	221,667
1.625%	03/15/2019	400,000	387,157
WellPoint, Inc.
5.250%	01/15/2016	500,000	546,968
4.650%	01/15/2043	200,000	187,141
3.300%	01/15/2023	300,000	286,162

			5,588,880

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp., Series I MTN
5.350%	03/01/2018	500,000	573,754
Wyndham Worldwide Corp.
3.900%	03/01/2023	300,000	286,386
Yum! Brands, Inc.
6.875%	11/15/2037	200,000	239,944

			1,100,084

Household Durables—0.1%
Clorox Co. (The)
3.800%	11/15/2021	400,000	405,629
Whirlpool Corp. MTN
4.850%	06/15/2021	200,000	211,012

			616,641

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Household Products—0.1%
Kimberly-Clark Corp.
6.125%	08/01/2017		$500,000	$585,558
Procter & Gamble Co. (The)
5.800%	08/15/2034		250,000	300,821
4.700%	02/15/2019		500,000	564,632

				1,451,011

Industrial Conglomerates—0.2%
3M Co. MTN
5.700%	03/15/2037		100,000	120,470
2.000%	06/26/2022		300,000	280,529
GE Capital Trust I
6.375%	11/15/2067	#	130,000	135,037
General Electric Co.
5.250%	12/06/2017		500,000	565,137
4.125%	10/09/2042		300,000	280,298
2.700%	10/09/2022		300,000	284,493
0.850%	10/09/2015		300,000	299,884

				1,965,848

Insurance—0.9%
AEGON Funding Co. LLC
5.750%	12/15/2020		290,000	329,138
Aflac, Inc.
3.625%	06/15/2023		400,000	389,597
American International Group, Inc.
8.175%	05/15/2058	#	300,000	367,500
6.400%	12/15/2020		400,000	464,576
3.800%	03/22/2017		500,000	524,613
3.000%	03/20/2015		400,000	412,400
American International Group, Inc. MTN
5.850%	01/16/2018		500,000	563,338
Aon plc (United Kingdom)
4.450%	05/24/2043		400,000	359,072
AXA SA (France)
8.600%	12/15/2030		250,000	303,125
Berkshire Hathaway Finance Corp.
4.300%	05/15/2043		300,000	273,566
4.250%	01/15/2021	†	300,000	320,869
3.200%	02/11/2015		400,000	416,217
1.600%	05/15/2017		400,000	398,690
Chubb Corp. (The)
6.375%	03/29/2067	#	200,000	215,000
CNA Financial Corp.
5.850%	12/15/2014		430,000	457,578
5.750%	08/15/2021		300,000	338,211
Fidelity National Financial, Inc.
6.600%	05/15/2017		300,000	332,798
Genworth Financial, Inc.
7.700%	06/15/2020		200,000	229,746
Hartford Financial Services Group, Inc.
6.100%	10/01/2041		150,000	168,364
4.000%	10/15/2017		300,000	318,443
Hartford Financial Services Group, Inc. MTN
6.000%	01/15/2019		500,000	564,320
Lincoln National Corp.
6.150%	04/07/2036		250,000	281,018
Markel Corp.
5.000%	03/30/2043		300,000	284,196

Coupon Rate	Maturity Date		Face	Value

Marsh & McLennan Cos., Inc.
5.750%	09/15/2015		$46,000	$50,533
MetLife, Inc.
6.750%	06/01/2016		600,000	687,180
5.700%	06/15/2035		250,000	278,069
Progressive Corp. (The)
6.625%	03/01/2029		150,000	181,520
Prudential Financial, Inc. MTN
6.625%	06/21/2040		100,000	119,516
5.800%	11/16/2041		200,000	216,058
5.375%	06/21/2020		300,000	336,807
Prudential Financial, Inc., Series D MTN
5.700%	12/14/2036		250,000	266,393
4.750%	09/17/2015		300,000	322,990
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040		200,000	253,276

				11,024,717

Internet & Catalog Retail—0.1%
Amazon.com, Inc.
2.500%	11/29/2022	†	200,000	181,926
1.200%	11/29/2017		200,000	193,633
0.650%	11/27/2015	†	400,000	398,982
Expedia, Inc.
7.456%	08/15/2018	†	500,000	577,519

				1,352,060

Internet Software & Services—0.1%
eBay, Inc.
4.000%	07/15/2042		100,000	85,146
2.600%	07/15/2022		100,000	93,352
1.350%	07/15/2017		100,000	98,381
0.700%	07/15/2015		200,000	200,334
Google, Inc.
3.625%	05/19/2021		300,000	314,065
2.125%	05/19/2016		300,000	310,249

				1,101,527

IT Services—0.2%
Computer Sciences Corp.
4.450%	09/15/2022		200,000	197,858
2.500%	09/15/2015		300,000	306,025
Fiserv, Inc.
3.500%	10/01/2022		200,000	190,194
International Business Machines Corp.
7.000%	10/30/2025		300,000	395,038
5.700%	09/14/2017		500,000	578,088
1.625%	05/15/2020		400,000	375,053
0.875%	10/31/2014		500,000	502,624
Western Union Co. (The)
5.253%	04/01/2020		502,000	533,242

				3,078,122

Life Sciences Tools & Services—0.0%
Agilent Technologies, Inc.
5.000%	07/15/2020		100,000	107,900

Machinery—0.1%
Caterpillar, Inc.
3.803%	08/15/2042		685,000	599,651
Dover Corp.
5.375%	03/01/2041		300,000	338,089
Eaton Corp.
4.150%	11/02/2042	^	100,000	90,082
2.750%	11/02/2022	^	100,000	93,742

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
1.500%	11/02/2017	^	$300,000	$291,518
0.950%	11/02/2015	^	100,000	99,662
Parker Hannifin Corp. MTN
3.500%	09/15/2022		100,000	101,547

				1,614,291

Media—1.1%
CBS Corp.
7.875%	07/30/2030		250,000	319,351
5.750%	04/15/2020		200,000	227,168
4.850%	07/01/2042		250,000	231,966
1.950%	07/01/2017		300,000	298,311
Comcast Corp.
6.450%	03/15/2037		500,000	599,809
6.300%	11/15/2017		700,000	827,891
5.850%	11/15/2015		400,000	445,685
5.650%	06/15/2035		200,000	222,558
4.500%	01/15/2043		200,000	191,733
2.850%	01/15/2023		500,000	475,673
COX Communications, Inc.
5.500%	10/01/2015		75,000	82,423
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.375%	03/01/2041		500,000	524,271
5.200%	03/15/2020		200,000	216,251
3.800%	03/15/2022		300,000	288,703
3.550%	03/15/2015		200,000	207,721
3.500%	03/01/2016		400,000	420,474
Discovery Communications LLC
5.625%	08/15/2019		400,000	459,767
Historic TW, Inc.
9.150%	02/01/2023		300,000	408,030
NBCUniversal Media LLC
6.400%	04/30/2040		200,000	240,018
5.950%	04/01/2041		250,000	286,562
4.375%	04/01/2021		250,000	270,119
News America, Inc.
8.000%	10/17/2016		150,000	180,475
7.750%	12/01/2045		200,000	260,204
6.150%	02/15/2041		300,000	334,305
5.650%	08/15/2020		500,000	571,471
Omnicom Group, Inc.
5.900%	04/15/2016		500,000	556,993
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018	†	300,000	355,054
Time Warner Cable, Inc.
6.750%	06/15/2039		200,000	204,647
5.850%	05/01/2017		400,000	441,104
Time Warner Entertainment Co. LP
8.375%	03/15/2023		250,000	311,939
8.375%	07/15/2033		250,000	295,425
Time Warner, Inc.
5.875%	11/15/2016		700,000	799,685
5.375%	10/15/2041		250,000	253,741
Viacom, Inc.
6.875%	04/30/2036		300,000	352,272
4.500%	03/01/2021		200,000	212,456
4.375%	03/15/2043	^	200,000	170,292
2.500%	12/15/2016		300,000	309,749
Walt Disney Co. (The) MTN
3.700%	12/01/2042		200,000	176,660

Coupon Rate	Maturity Date		Face	Value

2.350%	12/01/2022		$200,000	$185,145
1.100%	12/01/2017		250,000	242,634
0.450%	12/01/2015		350,000	348,602
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032		210,000	281,515

				14,088,852

Metals & Mining—0.7%
Alcoa, Inc.
5.550%	02/01/2017	†	290,000	308,439
5.400%	04/15/2021		300,000	292,481
Barrick Gold Corp. (Canada)
2.900%	05/30/2016		200,000	197,417
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039		400,000	340,825
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019		500,000	599,340
4.125%	02/24/2042		400,000	374,009
1.625%	02/24/2017		400,000	398,414
1.125%	11/21/2014		300,000	302,219
Freeport-McMoRan Copper & Gold, Inc.
3.875%	03/15/2023	^	400,000	362,751
3.550%	03/01/2022		400,000	364,005
1.400%	02/13/2015		400,000	398,306
Newmont Mining Corp.
6.250%	10/01/2039		200,000	192,212
3.500%	03/15/2022		400,000	342,916
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033		150,000	166,291
Rio Tinto Finance USA plc (United Kingdom)
4.750%	03/22/2042		300,000	277,353
2.250%	12/14/2018		400,000	389,200
2.000%	03/22/2017		500,000	497,190
Southern Copper Corp.
7.500%	07/27/2035		250,000	269,738
Teck Resources Ltd. (Canada)
5.200%	03/01/2042		300,000	255,324
3.000%	03/01/2019		300,000	292,083
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036		400,000	406,995
6.250%	01/23/2017		500,000	561,154
4.625%	09/15/2020		500,000	496,349

				8,085,011

Multiline Retail—0.2%
Dollar General Corp.
1.875%	04/15/2018		500,000	482,960
Kohl’s Corp.
4.000%	11/01/2021	†	300,000	300,763
Macy’s Retail Holdings, Inc.
6.900%	04/01/2029		100,000	117,140
6.650%	07/15/2024		100,000	118,408
5.900%	12/01/2016		500,000	568,423
5.750%	07/15/2014		300,000	314,513
4.300%	02/15/2043		200,000	172,618
Nordstrom, Inc.
4.000%	10/15/2021		100,000	106,040
Target Corp.
6.000%	01/15/2018		500,000	588,217
4.000%	07/01/2042		200,000	182,622

				2,951,704

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Multi-Utilities—0.2%
Ameren Illinois Co.
2.700%	09/01/2022		$400,000	$381,050
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016		500,000	565,277
Consumers Energy Co., Series P
5.500%	08/15/2016		150,000	169,971
Dominion Resources, Inc., Series A
5.600%	11/15/2016		300,000	340,766
Nisource Finance Corp.
5.450%	09/15/2020		500,000	558,409
5.250%	02/15/2043		300,000	294,190
Sempra Energy
6.150%	06/15/2018		250,000	292,391

				2,602,054

Office Electronics—0.1%
Xerox Corp.
6.350%	05/15/2018	†	500,000	573,648
4.500%	05/15/2021		200,000	206,640
4.250%	02/15/2015		300,000	313,532

				1,093,820

Oil, Gas & Consumable Fuels—2.2%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031		400,000	477,475
Anadarko Petroleum Corp.
8.700%	03/15/2019		500,000	644,391
Apache Corp.
5.250%	02/01/2042		500,000	510,283
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029		150,000	195,840
Boardwalk Pipelines LP
3.375%	02/01/2023		200,000	184,504
BP Capital Markets plc (United Kingdom)
4.500%	10/01/2020		300,000	325,972
3.245%	05/06/2022		200,000	194,462
3.200%	03/11/2016		400,000	420,565
2.750%	05/10/2023		500,000	463,292
1.846%	05/05/2017		200,000	200,430
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035		500,000	534,275
3.450%	11/15/2021		200,000	200,236
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019		200,000	227,786
CenterPoint Energy Resources Corp.
4.500%	01/15/2021		434,000	474,439
Chevron Corp.
3.191%	06/24/2023		400,000	398,905
2.355%	12/05/2022		400,000	376,961
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
4.250%	05/09/2043	†	200,000	168,363
3.000%	05/09/2023		200,000	181,049
1.750%	05/09/2018		200,000	191,524
1.125%	05/09/2016		200,000	196,897
ConocoPhillips Canada Funding Co. I (Canada)
5.950%	10/15/2036		500,000	584,554
5.625%	10/15/2016		500,000	570,677
ConocoPhillips Holding Co.
6.950%	04/15/2029		500,000	638,498

Coupon Rate	Maturity Date		Face	Value

Devon Energy Corp.
5.600%	07/15/2041		$100,000	$103,991
2.400%	07/15/2016		300,000	307,595
1.875%	05/15/2017		300,000	296,208
El Paso Pipeline Partners Operating Co. LLC
4.700%	11/01/2042		200,000	178,163
Enbridge Energy Partners LP
9.875%	03/01/2019		300,000	392,240
Encana Corp. (Canada)
5.150%	11/15/2041		300,000	285,314
3.900%	11/15/2021	†	300,000	305,069
Energy Transfer Partners LP
6.500%	02/01/2042		400,000	427,991
5.950%	02/01/2015		500,000	535,884
5.200%	02/01/2022		300,000	318,020
Enterprise Products Operating LLC
5.950%	02/01/2041		200,000	218,659
4.450%	02/15/2043		200,000	178,223
3.700%	06/01/2015		100,000	105,045
3.200%	02/01/2016		200,000	210,074
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033		150,000	178,992
Enterprise Products Operating LLC, Series G
5.600%	10/15/2014		150,000	158,839
EOG Resources, Inc.
4.100%	02/01/2021		300,000	319,214
Hess Corp.
7.300%	08/15/2031		250,000	300,468
Kinder Morgan Energy Partners LP
6.550%	09/15/2040		300,000	340,813
6.500%	02/01/2037		300,000	336,696
5.950%	02/15/2018		300,000	348,011
5.000%	03/01/2043		200,000	189,292
4.150%	03/01/2022		500,000	503,482
3.500%	09/01/2023		400,000	375,650
Magellan Midstream Partners LP
4.200%	12/01/2042		200,000	173,763
Marathon Oil Corp.
5.900%	03/15/2018		455,000	523,448
Nexen, Inc. (Canada)
6.400%	05/15/2037		500,000	545,163
Occidental Petroleum Corp.
2.700%	02/15/2023		300,000	277,441
ONEOK Partners LP
6.150%	10/01/2016		160,000	182,545
3.375%	10/01/2022		300,000	276,336
Petrobras Global Finance BV (Netherlands)
4.375%	05/20/2023		400,000	370,937
Petro-Canada (Canada)
5.950%	05/15/2035		100,000	107,645
Phillips 66
4.300%	04/01/2022		400,000	414,042
1.950%	03/05/2015		500,000	507,962
Pioneer Natural Resources Co.
3.950%	07/15/2022		200,000	197,852
Plains All American Pipeline LP/PAA Finance Corp.
4.300%	01/31/2043		200,000	175,359
3.950%	09/15/2015		300,000	318,347
2.850%	01/31/2023		400,000	368,109
Shell International Finance BV (Netherlands)
5.200%	03/22/2017		500,000	564,198
3.625%	08/21/2042	†	300,000	265,982
3.100%	06/28/2015		500,000	524,265
2.375%	08/21/2022		500,000	468,181

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

CORPORATE OBLIGATIONS—(Continued)
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.400%	06/15/2021		$200,000	$209,925
Statoil ASA (Norway)
5.100%	08/17/2040		300,000	320,091
3.150%	01/23/2022		500,000	495,428
2.650%	01/15/2024		300,000	278,851
1.150%	05/15/2018		300,000	290,437
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032		500,000	610,338
Sunoco Logistics Partners Operations LP
4.950%	01/15/2043		200,000	179,680
3.450%	01/15/2023		200,000	186,173
Talisman Energy, Inc. (Canada)
6.250%	02/01/2038		300,000	323,238
Tennessee Gas Pipeline Co. LLC
7.000%	10/15/2028		350,000	426,815
Texas Eastern Transmission LP
7.000%	07/15/2032		150,000	185,036
Total Capital International SA (France)
2.875%	02/17/2022		400,000	385,188
Total Capital SA (France)
4.450%	06/24/2020		300,000	327,553
3.000%	06/24/2015		300,000	313,648
TransCanada PipeLines Ltd. (Canada)
5.850%	03/15/2036		500,000	571,916
Valero Energy Corp.
6.125%	06/15/2017		250,000	287,461
Williams Cos., Inc.
7.875%	09/01/2021		230,000	278,080
Williams Partners LP
6.300%	04/15/2040		100,000	105,173
5.250%	03/15/2020		100,000	107,622
3.800%	02/15/2015		100,000	104,302

				27,523,841

Paper & Forest Products—0.1%
International Paper Co.
7.500%	08/15/2021	†	500,000	614,657

Pharmaceuticals—0.8%
AbbVie, Inc.
4.400%	11/06/2042	^	300,000	279,768
2.900%	11/06/2022	^	300,000	281,108
2.000%	11/06/2018	^	300,000	291,253
1.750%	11/06/2017	^	300,000	294,220
1.200%	11/06/2015	^	300,000	300,503
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		250,000	290,752
4.000%	09/18/2042		300,000	273,373
Bristol-Myers Squibb Co.
5.875%	11/15/2036		155,000	181,580
5.450%	05/01/2018		250,000	290,903
3.250%	08/01/2042		200,000	161,846
Eli Lilly & Co.
6.770%	01/01/2036		250,000	320,477
GlaxoSmithKline Capital plc (United Kingdom)
2.850%	05/08/2022		300,000	288,517
0.750%	05/08/2015		300,000	300,070
GlaxoSmithKline Capital, Inc.
2.800%	03/18/2023		200,000	190,730

Coupon Rate	Maturity Date		Face	Value

Johnson & Johnson
4.950%	05/15/2033		$200,000	$225,216
4.850%	05/15/2041		200,000	220,452
3.550%	05/15/2021		200,000	211,633
2.150%	05/15/2016		200,000	207,236
Merck & Co., Inc.
6.550%	09/15/2037		200,000	257,880
6.500%	12/01/2033		250,000	326,161
3.600%	09/15/2042		200,000	173,473
2.400%	09/15/2022		200,000	185,613
1.100%	01/31/2018		200,000	192,869
Merck Sharp & Dohme Corp.
4.750%	03/01/2015		350,000	373,926
Novartis Capital Corp.
2.900%	04/24/2015		200,000	208,566
Novartis Securities Investment Ltd. (Bermuda)
5.125%	02/10/2019		500,000	576,182
Pfizer, Inc.
5.350%	03/15/2015		500,000	538,621
Pharmacia Corp.
6.500%	12/01/2018		350,000	424,032
Sanofi (France)
2.625%	03/29/2016		400,000	416,749
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036		250,000	296,438
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC (Curacao)
3.000%	06/15/2015		300,000	311,870
Wyeth LLC
6.500%	02/01/2034		250,000	314,212
Zoetis, Inc.
4.700%	02/01/2043	^	200,000	187,494
3.250%	02/01/2023	^	300,000	285,614
1.150%	02/01/2016	^	300,000	299,170

				9,978,507

Real Estate Investment Trusts (REITs)—0.7%
American Tower Corp.
4.500%	01/15/2018		500,000	533,802
3.500%	01/31/2023		400,000	367,000
AvalonBay Communities, Inc. MTN
2.850%	03/15/2023		300,000	273,538
Boston Properties LP
4.125%	05/15/2021		300,000	309,072
3.125%	09/01/2023		450,000	416,554
Brandywine Operating Partnership LP
3.950%	02/15/2023		300,000	282,657
Camden Property Trust
5.000%	06/15/2015		200,000	214,133
DDR Corp.
4.625%	07/15/2022		200,000	202,480
Duke Realty LP
7.375%	02/15/2015		150,000	163,774
3.875%	10/15/2022		200,000	189,812
ERP Operating LP
5.375%	08/01/2016		500,000	557,749
3.000%	04/15/2023		200,000	184,187
Federal Realty Investment Trust
2.750%	06/01/2023		200,000	181,647
HCP, Inc. MTN
6.700%	01/30/2018		250,000	292,904
Health Care REIT, Inc.
6.125%	04/15/2020		300,000	341,281

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

CORPORATE OBLIGATIONS—(Continued)
Hospitality Properties Trust
5.000%	08/15/2022	$300,000	$299,913
Host Hotels & Resorts LP
6.000%	10/01/2021	300,000	325,667
Kimco Realty Corp.
3.125%	06/01/2023	200,000	185,429
Liberty Property LP
3.375%	06/15/2023	300,000	278,801
ProLogis LP
7.375%	10/30/2019	350,000	421,754
Realty Income Corp.
5.875%	03/15/2035	200,000	210,406
Simon Property Group LP
4.750%	03/15/2042	400,000	382,353
4.375%	03/01/2021	400,000	426,351
2.800%	01/30/2017	500,000	515,128
Ventas Realty LP/Ventas Capital Corp.
4.250%	03/01/2022	400,000	404,137
Weyerhaeuser Co.
7.375%	03/15/2032	300,000	361,121

			8,321,650

Road & Rail—0.3%
Burlington Northern Santa Fe LLC
5.650%	05/01/2017	500,000	567,750
3.450%	09/15/2021	200,000	200,923
Canadian National Railway Co. (Canada)
2.250%	11/15/2022	300,000	279,094
CSX Corp.
7.375%	02/01/2019	300,000	370,453
6.250%	04/01/2015	20,000	21,859
6.000%	10/01/2036	334,000	379,473
Norfolk Southern Corp.
5.900%	06/15/2019	300,000	355,559
3.250%	12/01/2021	200,000	199,220
Ryder System, Inc. MTN
3.150%	03/02/2015	300,000	309,569
2.350%	02/26/2019	400,000	387,437
Union Pacific Corp.
6.625%	02/01/2029	250,000	314,115
5.780%	07/15/2040	300,000	350,725

			3,736,177

Semiconductors & Semiconductor Equipment—0.1%
Intel Corp.
4.800%	10/01/2041	300,000	299,424
4.250%	12/15/2042	200,000	182,394
3.300%	10/01/2021	300,000	301,646
1.350%	12/15/2017	400,000	391,869

			1,175,333

Software—0.2%
Microsoft Corp.
4.500%	10/01/2040	300,000	303,189
1.625%	09/25/2015	400,000	409,263
Oracle Corp.
5.750%	04/15/2018	500,000	582,435
5.375%	07/15/2040	500,000	559,424
5.250%	01/15/2016	500,000	553,300
2.500%	10/15/2022	400,000	369,624

			2,777,235

Coupon Rate	Maturity Date		Face	Value

Specialty Retail—0.2%
Gap, Inc. (The)
5.950%	04/12/2021		$200,000	$221,553
Home Depot, Inc. (The)
5.875%	12/16/2036		550,000	648,903
5.400%	03/01/2016		400,000	445,995
Lowe’s Cos., Inc.
5.800%	04/15/2040		300,000	336,045
5.400%	10/15/2016		400,000	453,931

				2,106,427

Textiles, Apparel & Luxury Goods—0.0%
NIKE, Inc.
3.625%	05/01/2043		300,000	266,499
2.250%	05/01/2023		300,000	276,765

				543,264

Tobacco—0.2%
Altria Group, Inc.
9.950%	11/10/2038		300,000	445,303
9.250%	08/06/2019		800,000	1,060,817
Lorillard Tobacco Co.
6.875%	05/01/2020	†	300,000	345,203
Philip Morris International, Inc.
5.650%	05/16/2018		500,000	577,037
4.375%	11/15/2041		200,000	182,220
2.900%	11/15/2021		200,000	194,571
1.125%	08/21/2017		300,000	291,877

				3,097,028

Trading Companies & Distributors—0.0%
GATX Corp.
4.750%	06/15/2022		300,000	309,412

Water Utilities—0.0%
American Water Capital Corp.
6.085%	10/15/2017		300,000	346,350

Wireless Telecommunication Services—0.3%
America Movil SAB de CV (Mexico)
6.125%	03/30/2040		300,000	327,431
5.000%	03/30/2020		400,000	431,316
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018		500,000	604,310
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	421,221
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	321,748
6.150%	02/27/2037		200,000	221,538
5.625%	02/27/2017		500,000	556,242
5.375%	01/30/2015		250,000	266,571
1.500%	02/19/2018		300,000	287,503

				3,437,880

TOTAL CORPORATE OBLIGATIONS
(Cost $256,381,260)				271,922,435

MORTGAGE-BACKED SECURITIES—31.1%
Commercial Mortgage-Backed Securities—1.6%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4
5.889%	07/10/2044	#	500,000	556,091
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2
5.634%	04/10/2049	#	152,827	154,744

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

MORTGAGE-BACKED SECURITIES—(Continued)
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4
5.492%	02/10/2051		$2,000,000	$2,241,481
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.358%	09/10/2047	#	800,000	863,864
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM
5.358%	09/10/2047	#	1,000,000	1,070,457
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4
4.674%	06/11/2041		730,000	769,101
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.296%	10/12/2042	#	921,000	994,576
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4
5.537%	10/12/2041		1,000,000	1,113,310
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.392%	07/15/2044	#	900,000	968,274
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.322%	12/11/2049		1,000,000	1,105,094
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM
5.290%	11/10/2045	#	750,000	800,843
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049		1,000,000	1,125,236
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039		1,000,000	1,109,584
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553%	04/10/2038	#	800,000	873,079
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.560%	11/10/2039		1,200,000	1,332,950
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4
3.377%	05/10/2045	†	1,000,000	992,542
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4
4.738%	07/15/2042		935,000	987,895
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4
5.794%	02/12/2051	#	500,000	571,819
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046	#	750,000	827,517
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.858%	11/17/2045		500,000	468,770
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.850%	12/10/2045		500,000	465,471
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM
5.795%	07/15/2045	#	1,000,000	1,093,473

				20,486,171

Coupon Rate	Maturity Date		Face	Value

U.S. Government Agency Mortgage-Backed Securities—29.5%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027- 10/01/2029		$204,984	$242,228
7.000%	02/01/2016- 09/01/2036		397,844	454,933
6.500%	07/01/2014- 01/01/2039		1,746,013	1,963,192
6.189%	01/01/2037	#	99,130	105,697
6.000%	11/01/2016- 10/01/2038		4,908,323	5,366,215
5.711%	01/01/2037	#	43,960	47,460
5.669%	02/01/2037	#	199,637	214,842
5.500%	02/01/2018- 08/01/2039		6,565,556	7,085,899
5.000%	08/01/2017- 04/01/2041		11,398,972	12,242,757
4.500%	08/01/2018- 08/01/2041		14,989,861	15,845,110
4.000%	05/01/2019- 03/01/2042		13,271,111	13,879,887
3.500%	10/01/2025- 08/01/2042		10,840,393	11,123,724
3.458%	06/01/2041	#	148,404	156,388
3.000%	03/01/2027- 06/01/2043		7,595,917	7,634,640
2.646%	01/01/2042	#	305,290	315,259
2.500%	08/01/2027- 04/01/2028		3,187,508	3,209,948
Federal Home Loan Mortgage Corp. TBA
5.500%	07/15/2043		900,000	968,344
5.000%	08/15/2043		150,000	163,774
4.000%	07/15/2028		200,000	209,617
3.500%	07/15/2028- 08/15/2043		3,600,000	3,610,406
3.000%	07/15/2028- 08/15/2043		9,340,000	9,162,465
2.500%	07/15/2028- 08/15/2028		3,890,000	3,908,259
Federal National Mortgage Association
7.500%	06/01/2030- 07/01/2031		21,128	23,200
7.000%	03/01/2030- 04/01/2038		993,104	1,150,634
6.500%	02/01/2017- 10/01/2039		2,087,660	2,350,311
6.000%	04/01/2014- 11/01/2039		6,699,455	7,325,655
5.658%	01/01/2037	#	852,810	919,275
5.500%	01/01/2018- 05/01/2040		12,364,841	13,483,432
5.000%	03/01/2018- 05/01/2041		13,283,837	14,378,323
4.500%	03/01/2018- 11/01/2041		21,272,758	22,583,063
4.000%	08/01/2018- 03/01/2042		22,854,225	23,909,529
3.622%	05/01/2041	#	260,640	273,347
3.604%	08/01/2040	#	201,087	211,706
3.500%	10/01/2025- 05/01/2043		20,066,360	20,559,093
3.491%	02/01/2041	#	127,867	133,661

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date			Face	Value

MORTGAGE-BACKED SECURITIES—(Continued)
3.256%	07/01/2040		#	$425,436	$449,332
3.154%	06/01/2040		#	188,718	198,246
3.000%	07/01/2027 06/01/2043	-		9,224,893	9,196,463
2.883%	10/01/2035		#	456,629	486,471
2.832%	01/01/2042		#	628,934	646,344
2.705%	05/01/2035		#	198,410	211,534
2.701%	02/01/2037		#	81,732	87,248
2.575%	03/01/2037		#	1,713,197	1,825,276
2.500%	08/01/2027 12/01/2027	-		856,987	864,670
2.436%	05/01/2035		#	473,714	503,572
Federal National Mortgage Association TBA
5.500%	07/25/2043			400,000	420,555
5.000%	07/25/2043			2,500,000	2,690,821
4.500%	07/25/2043			1,200,000	1,270,125
4.000%	07/25/2043 08/25/2043	-		2,500,000	2,602,551
3.500%	08/25/2028 08/25/2043	-		8,700,000	8,836,953
3.000%	07/25/2028 08/25/2043	-		22,600,000	22,322,577
2.500%	07/25/2028 07/25/2043	-		10,800,000	10,787,999
Government National Mortgage Association
7.500%	12/15/2029 05/15/2032	-		302,774	365,517
7.000%	09/15/2037			47,880	54,733
6.500%	03/15/2026 01/15/2039	-		1,262,496	1,434,779
6.000%	02/15/2033 12/15/2039	-		2,844,481	3,169,683
5.500%	01/15/2024 07/20/2040	-		4,886,592	5,371,520
5.000%	05/15/2033 04/20/2042	-		11,609,835	12,645,933
4.500%	04/20/2026 11/20/2041	-		16,271,758	17,441,507
4.000%	08/15/2024 03/20/2042	-		12,788,677	13,500,297
3.500%	12/15/2025 04/20/2043	-		12,405,806	12,770,923
3.500%	12/20/2040 05/20/2041	-	#	1,447,395	1,542,643
3.000%	04/15/2027 03/20/2043	-		5,964,299	5,967,664
3.000%	02/20/2041 07/20/2042	-	#	1,945,519	2,037,764
2.500%	12/20/2027 02/15/2028	-		530,423	536,345
2.500%	11/20/2040 01/20/2043	-	#	1,022,968	1,064,177
2.000%	10/20/2042 01/20/2043	-	#	587,691	611,357
Government National Mortgage Association TBA
4.500%	07/15/2043			1,500,000	1,599,551
4.000%	07/15/2043			1,000,000	1,051,250
3.500%	07/15/2043 08/15/2043	-		7,200,000	7,389,374

Coupon Rate	Maturity Date		Face	Value

3.000%	07/15/2043 08/15/2043	-	$9,900,000	$9,786,766
2.500%	07/15/2043 07/25/2043	-	400,000	373,188

				367,327,981

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $382,266,403)				387,814,152

U.S. TREASURY OBLIGATIONS—35.9%
U.S. Treasury Bonds—5.3%
U.S. Treasury Bond
11.250%	02/15/2015		1,300,000	1,530,598
9.875%	11/15/2015		2,470,000	3,017,258
9.125%	05/15/2018		1,060,000	1,451,414
8.750%	05/15/2017 08/15/2020	-	710,000	995,579
8.500%	02/15/2020		991,000	1,410,394
8.125%	08/15/2019 08/15/2021	-	2,130,000	2,972,701
8.000%	11/15/2021		920,000	1,334,287
7.625%	11/15/2022		340,000	493,146
7.500%	11/15/2016		800,000	978,250
7.250%	05/15/2016 08/15/2022	-	867,000	1,095,375
6.875%	08/15/2025		370,000	529,967
6.625%	02/15/2027		300,000	427,359
6.500%	11/15/2026		800,000	1,125,625
6.375%	08/15/2027		300,000	420,141
6.250%	08/15/2023		1,700,000	2,281,985
6.125%	11/15/2027 08/15/2029	-	1,710,000	2,350,772
6.000%	02/15/2026		115,000	154,442
5.500%	08/15/2028		1,000,000	1,301,719
5.375%	02/15/2031		1,900,000	2,475,789
5.250%	11/15/2028		860,000	1,093,543
4.750%	02/15/2041		2,120,000	2,635,425
4.625%	02/15/2040		1,980,000	2,413,434
4.500%	02/15/2036		1,373,000	1,635,479
4.375%	11/15/2039 05/15/2041	-	6,870,000	8,058,075
4.250%	05/15/2039 11/15/2040	-	3,330,000	3,829,676
3.875%	08/15/2040		1,730,000	1,870,563
3.750%	08/15/2041		2,340,000	2,471,077
3.500%	02/15/2039		1,540,000	1,565,506
3.125%	11/15/2041 02/15/2043	-	7,280,000	6,816,617
3.000%	05/15/2042		1,581,000	1,441,551
2.875%	05/15/2043		900,000	796,640
2.750%	08/15/2042 11/15/2042	-	5,573,000	4,808,361

				65,782,748

U.S. Treasury Notes—30.6%
U.S. Treasury Note
5.125%	05/15/2016		780,000	879,998
4.875%	08/15/2016		1,050,000	1,184,736
4.750%	08/15/2017		700,000	803,606
4.625%	11/15/2016 02/15/2017	-	2,080,000	2,347,081
4.500%	11/15/2015 02/15/2016	-	2,160,000	2,375,869

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date			Face	Value

U.S. TREASURY OBLIGATIONS—(Continued)
4.250%	08/15/2014 11/15/2017	-		$6,655,000	$7,154,962
4.125%	05/15/2015			1,070,000	1,145,652
4.000%	02/15/2015			1,626,000	1,723,623
3.625%	02/15/2020 02/15/2021	-		8,300,000	9,243,762
3.500%	02/15/2018 05/15/2020	-		5,305,000	5,854,387
3.375%	11/15/2019			2,395,000	2,635,904
3.250%	05/31/2016 03/31/2017	-		7,490,000	8,094,335
3.125%	10/31/2016 05/15/2021	-		10,515,000	11,330,374
3.000%	08/31/2016 02/28/2017	-		5,447,000	5,844,065
2.875%	03/31/2018			310,000	332,511
2.750%	11/30/2016 02/28/2018	-		5,620,000	5,989,425
2.625%	07/31/2014 11/15/2020	-		13,920,000	14,505,556
2.500%	03/31/2015 06/30/2017	-		4,139,000	4,327,702
2.375%	08/31/2014 06/30/2018	-		19,860,000	20,541,154
2.250%	01/31/2015 11/30/2017	-		5,510,000	5,722,602
2.125%	11/30/2014 08/15/2021	-		10,316,000	10,584,363
2.000%	01/31/2016 02/15/2022	-		11,130,000	11,203,115
2.000%	02/15/2023		†	5,750,000	5,534,375
1.875%	06/30/2015 06/30/2020	-		11,361,000	11,599,770
1.750%	05/15/2023		†	3,000,000	2,809,923
1.750%	07/31/2015 05/15/2022	-		4,704,000	4,786,919
1.625%	08/15/2022 11/15/2022	-		6,663,000	6,231,184
1.500%	06/30/2016 03/31/2019	-		8,307,000	8,395,405
1.375%	11/30/2015 05/31/2020	-		19,714,000	19,462,455
1.250%	08/31/2015 10/31/2019	-		15,910,000	15,884,353
1.125%	05/31/2019 04/30/2020	-		7,800,000	7,459,408
1.000%	05/31/2018		†	5,000,000	4,914,455
1.000%	08/31/2016 09/30/2019	-		12,700,000	12,626,486
0.875%	11/30/2016 07/31/2019	-		19,420,000	19,246,477
0.750%	06/30/2017 03/31/2018	-		14,510,000	14,205,280
0.625%	07/15/2014 04/30/2018	-		20,983,000	20,645,652
0.500%	08/15/2014 07/31/2017	-		9,790,000	9,740,928
0.375%	11/15/2014 03/15/2016	-		23,368,000	23,341,809
0.250%	05/15/2016		†	2,000,000	1,978,906

Coupon Rate	Maturity Date			Face	Value

0.250%	08/31/2014 04/15/2016	-		$50,420,000	$50,321,007
0.125%	07/31/2014 04/30/2015	-		8,070,000	8,052,438

					381,062,012

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $449,353,391)					446,844,760

GOVERNMENT RELATED OBLIGATIONS—10.1%
U.S. Government Agencies—4.6%
Federal Farm Credit Bank
4.875%	12/16/2015			1,245,000	1,374,221
0.730%	08/15/2016			100,000	99,706
0.540%	11/07/2016			300,000	296,007
Federal Home Loan Bank
5.500%	08/13/2014- 07/15/2036			1,400,000	1,570,661
4.875%	09/08/2017			1,250,000	1,429,155
4.750%	12/16/2016			1,000,000	1,130,480
2.875%	06/12/2015			900,000	943,757
1.625%	06/14/2019			1,000,000	965,750
1.125%	06/26/2017			300,000	298,462
0.450%	12/28/2015			250,000	248,915
0.375%	07/30/2015			310,000	309,728
0.375%	06/24/2016		†	500,000	494,748
Federal Home Loan Bank, Series 656
5.375%	05/18/2016			900,000	1,019,237
Federal Home Loan Mortgage Corp.
6.250%	07/15/2032			650,000	864,033
5.500%	07/18/2016			1,000,000	1,142,418
5.125%	11/17/2017			800,000	925,896
5.000%	07/15/2014			900,000	944,682
4.875%	06/13/2018			1,000,000	1,154,633
4.750%	11/17/2015			1,000,000	1,099,464
4.500%	01/15/2015			350,000	372,519
4.375%	07/17/2015			1,400,000	1,512,798
3.750%	03/27/2019			500,000	550,335
2.875%	02/09/2015			1,000,000	1,040,866
2.375%	01/13/2022			1,000,000	973,638
2.250%	03/13/2020			300,000	299,549
2.000%	08/25/2016			1,500,000	1,555,173
1.250%	05/12/2017- 08/01/2019			2,000,000	1,957,316
1.000%	08/20/2014- 08/27/2014			1,500,000	1,513,195
0.750%	11/25/2014			1,000,000	1,006,860
0.500%	04/17/2015- 01/28/2016			1,300,000	1,301,454
0.420%	09/18/2015			700,000	699,210
0.375%	08/28/2014			1,000,000	1,001,657
0.320%	04/29/2015			510,000	509,352
Federal Home Loan Mortgage Corp. MTN
5.050%	01/26/2015			300,000	322,233
Federal National Mortgage Association
7.250%	05/15/2030			400,000	574,888
6.625%	11/15/2030			500,000	680,446
6.250%	05/15/2029			740,000	964,590
6.000%	04/18/2036			250,000	282,778
5.000%	04/15/2015- 05/11/2017			2,550,000	2,829,317
4.375%	10/15/2015			1,000,000	1,087,068
2.625%	11/20/2014			1,000,000	1,032,810

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date	Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
2.500%	02/22/2023	$300,000	$287,718
2.375%	07/28/2015	1,000,000	1,040,048
1.500%	09/08/2014	500,000	506,512
1.250%	09/28/2016- 01/30/2019	1,500,000	1,494,379
1.125%	04/27/2017	1,000,000	997,457
1.070%	09/27/2017	500,000	492,440
1.010%	02/14/2018	250,000	242,552
1.000%	12/28/2017- 04/30/2018	1,470,000	1,429,890
0.950%	08/23/2017	750,000	737,793
0.700%	05/22/2017	250,000	245,542
0.550%	02/27/2015- 03/18/2016	2,650,000	2,645,539
0.500%	07/02/2015- 04/29/2016	3,485,000	3,479,257
0.375%	07/05/2016	1,000,000	988,698
0.000%	06/01/2017	400,000	379,074
Financing Corp. Fico
8.600%	09/26/2019	500,000	683,845
Financing Corp. Fico, Series E
9.650%	11/02/2018	500,000	693,904
Israel Government AID Bond (Israel)
5.500%	04/26/2024	350,000	426,187
Tennessee Valley Authority
5.250%	09/15/2039	500,000	564,661
Tennessee Valley Authority, Series E
6.250%	12/15/2017	1,200,000	1,440,593

			57,156,094

Non-U.S. Government Agencies—1.3%
Export Development Canada (Canada)
2.250%	05/28/2015	300,000	310,192
Export-Import Bank of Korea (Korea, Republic of)
5.125%	03/16/2015	500,000	530,119
5.000%	04/11/2022	400,000	425,909
FMS Wertmanagement AoeR (Germany)
0.625%	04/18/2016	400,000	398,628
Japan Bank for International Cooperation (Japan)
2.500%	05/18/2016	400,000	418,712
Japan Bank for International Cooperation, Series DTC (Japan)
1.125%	07/19/2017	500,000	493,835
KFW (Germany)
4.875%	01/17/2017	500,000	565,915
4.500%	07/16/2018	500,000	568,498
4.125%	10/15/2014	1,000,000	1,047,277
4.000%	01/27/2020	300,000	333,491
2.625%	03/03/2015	1,050,000	1,088,582
2.125%	01/17/2023	500,000	471,354
1.250%	02/15/2017	400,000	401,847
0.625%	04/24/2015	1,000,000	1,004,285
KFW MTN (Germany)
4.375%	03/15/2018	500,000	564,526
2.750%	09/08/2020	500,000	512,231
Korea Development Bank (The) (Korea, Republic of)
3.875%	05/04/2017	300,000	308,950
Landwirtschaftliche Rentenbank (Germany)
5.125%	02/01/2017	300,000	341,653
Landwirtschaftliche Rentenbank, Series G13 (Germany)
4.875%	11/16/2015	750,000	824,267

Coupon Rate	Maturity Date		Face	Value

Oesterreichische Kontrollbank AG (Austria)
2.000%	06/03/2016		$300,000	$309,151
Pemex Project Funding Master Trust
6.625%	06/15/2035		500,000	527,500
Petrobras International Finance Co. (Cayman Islands)
8.375%	12/10/2018		250,000	297,460
6.750%	01/27/2041		300,000	301,218
6.125%	10/06/2016		500,000	549,097
5.375%	01/27/2021		600,000	605,816
2.875%	02/06/2015		500,000	505,757
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019		250,000	303,750
5.500%	01/21/2021- 06/27/2044	^	900,000	896,000
4.875%	03/15/2015		400,000	422,500
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017		500,000	568,981

				15,897,501

Sovereign Debt—1.6%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040		260,000	309,400
10.125%	05/15/2027		435,000	676,425
8.875%	04/15/2024		400,000	554,000
7.875%	03/07/2015		455,000	503,002
7.125%	01/20/2037		460,000	549,700
5.875%	01/15/2019		500,000	572,000
4.875%	01/22/2021		200,000	214,500
Canada Government International Bond (Canada)
2.375%	09/10/2014		500,000	512,300
Chile Government International Bond (Chile)
3.875%	08/05/2020		500,000	527,500
Colombia Government International Bond (Colombia)
11.750%	02/25/2020	†	200,000	296,000
8.125%	05/21/2024		200,000	266,000
7.375%	09/18/2037		200,000	257,000
Israel Government International Bond (Israel)
4.000%	06/30/2022		400,000	407,766
Mexico Government International Bond (Mexico)
6.050%	01/11/2040		500,000	547,500
3.625%	03/15/2022	†	300,000	294,750
Mexico Government International Bond MTN (Mexico)
4.750%	03/08/2044		200,000	179,000
Panama Government International Bond (Panama)
6.700%	01/26/2036		288,000	336,240
5.200%	01/30/2020		300,000	328,800
Peruvian Government International Bond (Peru)
7.350%	07/21/2025		400,000	514,000
6.550%	03/14/2037		500,000	592,500
Philippine Government International Bond (Philippines)
10.625%	03/16/2025		600,000	954,000
9.500%	02/02/2030		600,000	902,250
9.375%	01/18/2017		200,000	251,000
8.875%	03/17/2015		200,000	223,750
6.500%	01/20/2020		300,000	362,625
5.000%	01/13/2037	†	500,000	534,375
Poland Government International Bond (Poland)
6.375%	07/15/2019		500,000	584,405
5.125%	04/21/2021		300,000	327,000
3.875%	07/16/2015		300,000	314,439
Republic of Finland (Finland)
6.950%	02/15/2026		150,000	193,549
Republic of Italy (Italy)
6.875%	09/27/2023		450,000	526,230

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
5.375%	06/15/2033	†	$500,000	$503,184
South Africa Government International Bond (South Africa)
6.875%	05/27/2019		500,000	568,750
State of Israel (Israel)
5.500%	11/09/2016		300,000	336,861
Turkey Government International Bond (Turkey)
8.000%	02/14/2034		600,000	748,500
7.250%	03/15/2015		300,000	322,500
7.000%	09/26/2016		200,000	223,820
4.875%	04/16/2043		1,000,000	865,000
3.250%	03/23/2023		800,000	702,000
United Mexican States (Mexico)
8.125%	12/30/2019	†	750,000	982,500
United Mexican States MTN (Mexico)
8.300%	08/15/2031	†	200,000	274,000
Uruguay Government International Bond (Uruguay)
8.000%	11/18/2022		330,815	418,977
6.875%	09/28/2025		100,000	120,300
4.125%	11/20/2045		200,000	165,000

				19,843,398

Supranational—1.2%
African Development Bank, Series GDIF
1.250%	09/02/2016		400,000	405,634
Asian Development Bank MTN
4.250%	10/20/2014		300,000	315,100
2.500%	03/15/2016		400,000	419,755
1.375%	03/23/2020		300,000	286,461
1.125%	03/15/2017	†	500,000	503,606
Corp. Andina de Fomento
3.750%	01/15/2016		300,000	318,200
Council Of Europe Development Bank MTN
1.500%	02/22/2017		400,000	403,996
European Bank for Reconstruction & Development MTN
2.500%	03/15/2016		500,000	523,351
1.000%	02/16/2017	†	500,000	497,517
European Investment Bank
5.125%	09/13/2016- 05/30/2017		1,000,000	1,135,879
4.875%	02/16/2016- 01/17/2017		800,000	893,823
2.875%	09/15/2020	†	500,000	503,313
1.750%	03/15/2017		500,000	509,573
1.125%	08/15/2014- 09/15/2017		1,700,000	1,703,577
1.000%	03/15/2018- 06/15/2018		900,000	868,580
European Investment Bank MTN
1.625%	09/01/2015		700,000	715,220
Inter-American Development Bank
2.250%	07/15/2015		200,000	207,399
1.750%	08/24/2018		400,000	402,713
1.375%	10/18/2016		300,000	304,790
1.125%	03/15/2017		500,000	500,872
Inter-American Development Bank MTN
3.875%	02/14/2020		400,000	444,918
International Bank for Reconstruction & Development
2.375%	05/26/2015		200,000	207,672
2.125%	03/15/2016		500,000	519,681
1.125%	08/25/2014		500,000	503,232

Coupon Rate	Maturity Date		Face	Value

0.875%	04/17/2017	†	$700,000	$696,212
International Finance Corp. MTN
2.125%	11/17/2017	†	500,000	516,446
Nordic Investment Bank
2.500%	07/15/2015		500,000	519,509

				14,827,029

U.S. Municipal Bonds—1.0%
American Municipal Power-Ohio, Inc. Revenue Bonds (Ohio)
7.499%	02/15/2050		200,000	247,642
Bay Area Toll Authority Revenue Bonds (California)
6.263%	04/01/2049		400,000	464,704
California General Obligation Bonds (California)
7.550%	04/01/2039		500,000	670,020
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034		400,000	510,448
City of New York General Obligation Bonds (New York)
5.517%	10/01/2037		100,000	108,033
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034		400,000	403,692
Dallas Area Rapid Transit Revenue Bonds (Texas)
5.022%	12/01/2048		300,000	313,443
Dallas Convention Center Hotel Development Corp. Revenue Bonds (Texas)
7.088%	01/01/2042		200,000	235,984
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044		300,000	345,507
Dallas Independent School District General Obligation Bonds (Texas)
6.450%	02/15/2035		300,000	352,134
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds (Florida)
2.107%	07/01/2018		200,000	193,672
Government Development Bank for Puerto Rico Revenue Bonds, Series 2011 B (Puerto Rico)
4.704%	05/01/2016		400,000	392,556
Illinois General Obligation Bonds (Illinois)
5.100%	06/01/2033		500,000	464,480
Los Angeles Unified School District General Obligation Bonds (California)
5.755%	07/01/2029		200,000	217,974
5.750%	07/01/2034		300,000	323,097
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds (Tennessee)
5.707%	07/01/2034		300,000	336,033
Metropolitan Transportation Authority Revenue Bonds (New York)
6.648%	11/15/2039		300,000	363,915
6.548%	11/15/2031		200,000	233,188
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 J (Georgia)
6.637%	04/01/2057		300,000	323,958
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029		200,000	243,990
New Jersey State Turnpike Authority Revenue Bonds (New Jersey)
7.102%	01/01/2041		500,000	644,185
New Jersey State Turnpike Authority Revenue Bonds, Series 2003 B (New Jersey)
4.252%	01/01/2016		25,000	26,372

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund

Coupon Rate	Maturity Date		Face	Value

GOVERNMENT RELATED OBLIGATIONS—(Continued)
New York City Municipal Water Finance Authority Revenue Bonds (New York)
5.724%	06/15/2042		$300,000	$335,511
New York State Dormitory Authority Revenue Bonds (New York)
5.600%	03/15/2040		200,000	221,820
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030		200,000	230,998
Ohio State University General Obligation Bonds (Ohio)
4.910%	06/01/2040		300,000	294,708
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023		200,000	235,778
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034		300,000	342,582
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029		255,000	291,243
4.458%	10/01/2062		200,000	178,736
State of California General Obligation Bonds (California)
7.625%	03/01/2040		600,000	806,502
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032		200,000	224,524
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025		300,000	328,794
State of Illinois General Obligation Bonds (Illinois)
4.961%	03/01/2016		300,000	321,771
State of Texas General Obligation Bonds, Series 2010 A (Texas)
4.681%	04/01/2040		300,000	294,108
State of Utah (Utah)
3.539%	07/01/2025		300,000	300,486
University of California Revenue Bonds (California)
6.548%	05/15/2048		300,000	358,428
1.796%	07/01/2019		300,000	291,906

				12,472,922

Non-U.S. Regional Authority Bonds—0.4%
Hydro-Quebec, Series IO (Canada)
8.050%	07/07/2024		250,000	344,514
Province of British Columbia (Canada)
2.850%	06/15/2015		200,000	209,160
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016		500,000	563,735
Province of Nova Scotia (Canada)
2.375%	07/21/2015		300,000	309,966
Province of Ontario (Canada)
5.450%	04/27/2016		1,000,000	1,126,346
4.500%	02/03/2015		650,000	690,683
4.400%	04/14/2020		200,000	222,089
2.700%	06/16/2015		200,000	208,035
1.200%	02/14/2018		400,000	389,292
Province of Quebec (Canada)
4.600%	05/26/2015	†	500,000	538,757
2.750%	08/25/2021		300,000	295,190

Coupon Rate	Maturity Date		Face	Value

Region of Lombardy (Italy)
5.804%	10/25/2032		$100,000	$95,632

				4,993,399

TOTAL GOVERNMENT RELATED OBLIGATIONS
(Cost $123,449,456)				125,190,343

ASSET-BACKED SECURITIES—0.4%
Automobiles—0.2%
Ally Auto Receivables Trust Series 2012-4, Class A3
0.590%	01/17/2017		450,000	449,047
Ford Credit Auto Owner Trust Series 2012-A, Class A4
1.150%	06/15/2017		500,000	504,142
Honda Auto Receivables Owner Trust Series 2012-4, Class A3
0.520%	08/18/2016		250,000	249,242
Nissan Auto Receivables Owner Trust Series 2012-A, Class A4
1.000%	07/16/2018		450,000	450,370
Santander Drive Auto Receivables Trust Series 2012-4, Class A3
1.040%	08/15/2016		350,000	351,270

				2,004,071

Credit Card—0.2%
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		1,500,000	1,747,773
Chase Issuance Trust Series 2012-A8, Class A8
0.540%	10/16/2017		200,000	198,630
Citibank Credit Card Issuance Trust Series 2005-A5, Class A5
4.550%	06/20/2017		500,000	537,881

				2,484,284

Other—0.0%
CenterPoint Energy Restoration Bond Co. LLC Series 2009-1, Class A2
3.460%	08/15/2019		400,000	427,499

TOTAL ASSET-BACKED SECURITIES
(Cost $4,880,713)				4,915,854

			Shares	Value
MONEY MARKET FUNDS—9.2%
Institutional Money Market Funds—9.2%
Dreyfus Institutional Cash Advantage Fund, 0.04%		††¥	4,200,000	4,200,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%			¥89,309,722	89,309,722
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%		††¥	4,143,492	4,143,492

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund		Shares	Value

MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.08%	††¥	4,200,000	$4,200,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.09%	††¥	4,200,000	4,200,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.10%	††¥	4,200,000	4,200,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.08%	††¥	4,200,000	$4,200,000

TOTAL MONEY MARKET FUNDS
(Cost $114,453,214)			114,453,214

TOTAL INVESTMENTS—108.5%
(Cost $1,330,784,437)			1,351,140,758
Other assets less liabilities—(8.5%)			(105,346,550)

NET ASSETS—100.0%			$1,245,794,208

Notes to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	Security is subject to delayed delivery.
†	Denotes all or a portion of the security on loan.
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $3,507,677, which represents 0.3% of Net Assets. The illiquid 144A securities represented 0.3% of Net Assets, and 100% of total 144A securities held.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—98.5%
Aerospace & Defense—2.5%
Boeing Co. (The)		26,768	$2,742,114
General Dynamics Corp.		13,128	1,028,316
Honeywell International, Inc.		30,841	2,446,925
L-3 Communications Holdings, Inc.		3,369	288,858
Lockheed Martin Corp.		10,372	1,124,947
Northrop Grumman Corp.		9,500	786,600
Precision Castparts Corp.		5,651	1,277,182
Raytheon Co.		12,873	851,163
Rockwell Collins, Inc.		5,135	325,610
Textron, Inc.		10,232	266,544
United Technologies Corp.		33,157	3,081,612

			14,219,871

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.		6,550	368,831
Expeditors International of Washington, Inc.		7,908	300,583
FedEx Corp.		11,550	1,138,599
United Parcel Service, Inc., Class B		28,128	2,432,509

			4,240,522

Airlines—0.1%
Southwest Airlines Co.		28,626	368,989

Auto Components—0.4%
BorgWarner, Inc.	*	4,374	376,820
Delphi Automotive plc (United Kingdom)		11,691	592,617
Goodyear Tire & Rubber Co. (The)	*	10,399	159,001
Johnson Controls, Inc.		26,916	963,323

			2,091,761

Automobiles—0.7%
Ford Motor Co.		154,328	2,387,454
General Motors Co.	*	30,246	1,007,494
Harley-Davidson, Inc.		8,895	487,624

			3,882,572

Beverages—2.4%
Beam, Inc.		6,246	394,185
Brown-Forman Corp., Class B		5,903	398,748
Coca-Cola Co. (The)		150,497	6,036,435
Coca-Cola Enterprises, Inc.		10,032	352,725
Constellation Brands, Inc., Class A	*	5,957	310,479
Dr. Pepper Snapple Group, Inc.		8,212	377,177
Molson Coors Brewing Co., Class B		6,322	302,571
Monster Beverage Corp.	*	5,862	356,234
PepsiCo, Inc.		60,603	4,956,719

			13,485,273

Biotechnology—2.0%
Alexion Pharmaceuticals, Inc.	*	7,763	716,059
Amgen, Inc.		29,432	2,903,761
Biogen Idec, Inc.	*	9,306	2,002,651
Celgene Corp.	*	16,484	1,927,145
Gilead Sciences, Inc.	*	59,857	3,065,277
Regeneron Pharmaceuticals, Inc.	*	2,939	660,922

			11,275,815

		Shares	Value
Building Products—0.0%
Masco Corp.		13,223	$257,716

Capital Markets—2.1%
Ameriprise Financial, Inc.		7,896	638,629
Bank of New York Mellon Corp. (The)		45,406	1,273,638
BlackRock, Inc.		4,959	1,273,719
Charles Schwab Corp. (The)		42,765	907,901
E*TRADE Financial Corp.	*	12,188	154,300
Franklin Resources, Inc.		5,470	744,029
Goldman Sachs Group, Inc. (The)		16,948	2,563,385
Invesco Ltd.		17,590	559,362
Legg Mason, Inc.		4,763	147,701
Morgan Stanley		54,132	1,322,445
Northern Trust Corp.		8,634	499,909
State Street Corp.		17,701	1,154,282
T. Rowe Price Group, Inc.		10,262	750,665

			11,989,965

Chemicals—2.4%
Air Products & Chemicals, Inc.		8,246	755,086
Airgas, Inc.		2,696	257,360
CF Industries Holdings, Inc.		2,460	421,890
Dow Chemical Co. (The)		47,462	1,526,853
E.I. Du Pont de Nemours & Co.		36,765	1,930,162
Eastman Chemical Co.		5,956	416,980
Ecolab, Inc.		10,503	894,751
FMC Corp.		5,416	330,701
International Flavors & Fragrances, Inc.		3,308	248,629
LyondellBasell Industries NV, Class A (Netherlands)		14,745	977,004
Monsanto Co.		21,085	2,083,198
Mosaic Co. (The)		10,549	567,642
PPG Industries, Inc.		5,652	827,509
Praxair, Inc.		11,681	1,345,184
Sherwin-Williams Co. (The)		3,322	586,665
Sigma-Aldrich Corp.		4,650	373,674

			13,543,288

Commercial Banks—2.9%
BB&T Corp.		27,012	915,167
Comerica, Inc.		7,655	304,899
Fifth Third Bancorp		35,045	632,562
Huntington Bancshares, Inc./Ohio		33,631	265,012
KeyCorp		37,470	413,669
M&T Bank Corp.		4,750	530,812
PNC Financial Services Group, Inc. (The)		20,807	1,517,246
Regions Financial Corp.		56,515	538,588
SunTrust Banks, Inc.		21,003	663,065
U.S. Bancorp		73,276	2,648,927
Wells Fargo & Co.		193,610	7,990,285
Zions Bancorporation		6,632	191,532

			16,611,764

Commercial Services & Supplies—0.5%
ADT Corp. (The)	*	8,931	355,900
Avery Dennison Corp.		3,764	160,949
Cintas Corp.		4,228	192,543
Iron Mountain, Inc.		6,601	175,653
Pitney Bowes, Inc.	†	7,862	115,414

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Republic Services, Inc.		11,952	$405,651
Stericycle, Inc.	*	3,306	365,082
Tyco International Ltd. (Switzerland)		17,900	589,805
Waste Management, Inc.		17,401	701,782

			3,062,779

Communications Equipment—1.9%
Cisco Systems, Inc.		209,438	5,091,438
F5 Networks, Inc.	*	3,054	210,115
Harris Corp.		4,507	221,970
JDS Uniphase Corp.	*	8,548	122,920
Juniper Networks, Inc.	*	20,897	403,521
Motorola Solutions, Inc.		10,984	634,107
QUALCOMM, Inc.		67,916	4,148,309

			10,832,380

Computers & Peripherals—3.8%
Apple, Inc.		36,899	14,614,956
Dell, Inc.		57,859	772,418
EMC Corp.		82,838	1,956,634
Hewlett-Packard Co.		76,858	1,906,078
NetApp, Inc.	*	14,171	535,380
SanDisk Corp.	*	9,212	562,853
Seagate Technology plc (Ireland)		12,360	554,099
Western Digital Corp.		8,306	515,719

			21,418,137

Construction & Engineering—0.2%
Fluor Corp.		6,248	370,569
Jacobs Engineering Group, Inc.	*	4,970	273,996
Quanta Services, Inc.	*	8,362	221,258

			865,823

Construction Materials—0.0%
Vulcan Materials Co.		5,017	242,873

Consumer Finance—1.0%
American Express Co.		37,785	2,824,806
Capital One Financial Corp.		22,960	1,442,118
Discover Financial Services		19,664	936,793
SLM Corp.		17,137	391,752

			5,595,469

Containers & Packaging—0.2%
Ball Corp.		5,676	235,781
Bemis Co., Inc.		3,754	146,932
MeadWestvaco Corp.		6,660	227,173
Owens-Illinois, Inc.	*	5,856	162,738
Sealed Air Corp.		7,578	181,493

			954,117

Distributors—0.1%
Genuine Parts Co.		5,988	467,483

Diversified Consumer Services—0.1%
H&R Block, Inc.		11,042	306,415

Diversified Financial Services—3.9%
Bank of America Corp.		424,870	5,463,828
Citigroup, Inc.		119,330	5,724,260
CME Group, Inc.		12,141	922,473
IntercontinentalExchange, Inc.	*	2,747	488,307
JPMorgan Chase & Co.		148,616	7,845,439

		Shares	Value
Leucadia National Corp.		11,269	$295,473
McGraw Hill Financial, Inc.		11,184	594,877
Moody’s Corp.		7,482	455,878
NASDAQ OMX Group, Inc. (The)		4,663	152,900
NYSE Euronext		9,664	400,090

			22,343,525

Diversified Telecommunication Services—2.5%
AT&T, Inc.		211,574	7,489,720
CenturyLink, Inc.		24,101	851,970
Frontier Communications Corp.	†	36,522	147,914
Verizon Communications, Inc.		112,249	5,650,615
Windstream Corp.	†	23,624	182,141

			14,322,360

Electric Utilities—1.8%
American Electric Power Co., Inc.		18,952	848,671
Duke Energy Corp.		27,750	1,873,125
Edison International		12,729	613,029
Entergy Corp.		6,843	476,820
Exelon Corp.		33,077	1,021,418
FirstEnergy Corp.		16,170	603,788
NextEra Energy, Inc.		16,513	1,345,479
Northeast Utilities		12,251	514,787
Pepco Holdings, Inc.		10,306	207,769
Pinnacle West Capital Corp.		4,255	236,025
PPL Corp.		22,697	686,811
Southern Co.		34,254	1,511,629
Xcel Energy, Inc.		19,528	553,423

			10,492,774

Electrical Equipment—0.7%
Eaton Corp. plc (Ireland)		18,598	1,223,934
Emerson Electric Co.		28,450	1,551,663
Rockwell Automation, Inc.		5,307	441,224
Roper Industries, Inc.		3,987	495,265

			3,712,086

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp., Class A		6,341	494,217
Corning, Inc.		56,572	805,020
FLIR Systems, Inc.		5,565	150,088
Jabil Circuit, Inc.		7,448	151,790
Molex, Inc.		5,418	158,964
TE Connectivity Ltd. (Switzerland)		16,700	760,518

			2,520,597

Energy Equipment & Services—1.8%
Baker Hughes, Inc.		17,166	791,868
Cameron International Corp.	*	9,881	604,322
Diamond Offshore Drilling, Inc.	†	2,922	201,004
Ensco plc, Class A (United Kingdom)		8,961	520,813
FMC Technologies, Inc.	*	9,126	508,136
Halliburton Co.		36,723	1,532,083
Helmerich & Payne, Inc.		4,136	258,293
Nabors Industries Ltd. (Bermuda)		10,742	164,460
National Oilwell Varco, Inc.		16,843	1,160,483
Noble Corp. (Switzerland)		10,035	377,115

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Rowan Cos. plc, Class A	*	4,580	$156,041
Schlumberger Ltd.		52,198	3,740,509

			10,015,127

Food & Staples Retailing—2.3%
Costco Wholesale Corp.		17,156	1,896,939
CVS Caremark Corp.		48,406	2,767,855
Kroger Co. (The)		20,193	697,466
Safeway, Inc.		9,950	235,417
Sysco Corp.		22,932	783,357
Walgreen Co.		33,886	1,497,761
Wal-Mart Stores, Inc.		64,430	4,799,391
Whole Foods Market, Inc.		13,405	690,090

			13,368,276

Food Products—1.6%
Archer-Daniels-Midland Co.		26,060	883,695
Campbell Soup Co.		6,803	304,706
ConAgra Foods, Inc.		15,918	556,016
General Mills, Inc.		25,074	1,216,841
Hershey Co. (The)		6,001	535,769
Hormel Foods Corp.		5,159	199,034
J.M. Smucker Co. (The)		4,212	434,468
Kellogg Co.		9,734	625,215
Kraft Foods Group, Inc.		23,378	1,306,129
McCormick & Co., Inc. (Non-Voting Shares)		5,386	378,959
Mead Johnson Nutrition Co.		7,953	630,116
Mondelez International, Inc., Class A		70,006	1,997,271
Tyson Foods, Inc., Class A		11,087	284,714

			9,352,933

Gas Utilities—0.1%
AGL Resources, Inc.		4,244	181,898
ONEOK, Inc.		8,336	344,360

			526,258

Health Care Equipment & Supplies—2.1%
Abbott Laboratories		61,792	2,155,305
Baxter International, Inc.		21,514	1,490,275
Becton Dickinson and Co.		7,594	750,515
Boston Scientific Corp.	*	54,257	502,962
C.R. Bard, Inc.		3,082	334,952
CareFusion Corp.	*	9,031	332,792
Covidien plc (Ireland)		18,629	1,170,646
DENTSPLY International, Inc.		5,765	236,135
Edwards Lifesciences Corp.	*	4,561	306,499
Intuitive Surgical, Inc.	*	1,578	799,383
Medtronic, Inc.		39,809	2,048,969
St. Jude Medical, Inc.		10,958	500,014
Stryker Corp.		11,453	740,780
Varian Medical Systems, Inc.	*	4,320	291,384
Zimmer Holdings, Inc.		6,505	487,485

			12,148,096

Health Care Providers & Services—2.0%
Aetna, Inc.		15,037	955,451
AmerisourceBergen Corp.		8,710	486,279
Cardinal Health, Inc.		13,577	640,834
Cigna Corp.		10,928	792,171
DaVita HealthCare Partners, Inc.	*	3,170	382,936

		Shares	Value
Express Scripts Holding Co.	*	32,221	$1,987,713
Humana, Inc.		6,331	534,210
Laboratory Corp. of America Holdings	*	3,587	359,059
McKesson Corp.		9,147	1,047,332
Patterson Cos., Inc.		3,168	119,117
Quest Diagnostics, Inc.		6,083	368,812
Tenet Healthcare Corp.	*	4,097	188,872
UnitedHealth Group, Inc.		40,309	2,639,433
WellPoint, Inc.		12,016	983,389

			11,485,608

Health Care Technology—0.1%
Cerner Corp.	*	5,595	537,624

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.		16,929	580,496
Chipotle Mexican Grill, Inc.	*	1,197	436,127
Darden Restaurants, Inc.		5,152	260,073
International Game Technology		9,525	159,163
Marriott International, Inc., Class A		9,336	376,894
McDonald’s Corp.		39,404	3,900,996
Starbucks Corp.		29,502	1,932,086
Starwood Hotels & Resorts Worldwide, Inc.		7,658	483,909
Wyndham Worldwide Corp.		5,300	303,319
Wynn Resorts Ltd.		3,148	402,944
Yum! Brands, Inc.		17,783	1,233,073

			10,069,080

Household Durables—0.3%
D.R. Horton, Inc.		10,956	233,144
Garmin Ltd. (Switzerland)	†	4,242	153,391
Harman International Industries, Inc.		2,768	150,026
Leggett & Platt, Inc.		5,527	171,834
Lennar Corp., Class A		6,775	244,171
Newell Rubbermaid, Inc.		11,330	297,412
PulteGroup, Inc.	*	12,706	241,033
Whirlpool Corp.		3,045	348,226

			1,839,237

Household Products—2.1%
Clorox Co. (The)		5,174	430,166
Colgate-Palmolive Co.		34,612	1,982,921
Kimberly-Clark Corp.		15,277	1,484,008
Procter & Gamble Co. (The)		107,733	8,294,364

			12,191,459

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)		23,582	282,748
NRG Energy, Inc.		12,511	334,044

			616,792

Industrial Conglomerates—2.4%
3M Co.		24,965	2,729,923
Danaher Corp.		22,865	1,447,354
General Electric Co.		408,036	9,462,355

			13,639,632

Insurance—4.3%
ACE Ltd. (Switzerland)		13,400	1,199,032
Aflac, Inc.		18,074	1,050,461
Allstate Corp. (The)		18,744	901,961

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
American International Group, Inc.	*	58,066	$2,595,550
Aon plc (United Kingdom)		12,005	772,522
Assurant, Inc.		3,354	170,752
Berkshire Hathaway, Inc., Class B	*	71,597	8,013,136
Chubb Corp. (The)		10,321	873,673
Cincinnati Financial Corp.		5,418	248,686
Genworth Financial, Inc., Class A	*	18,197	207,628
Hartford Financial Services Group, Inc.		17,479	540,451
Lincoln National Corp.		11,017	401,790
Loews Corp.		12,172	540,437
Marsh & McLennan Cos., Inc.		21,701	866,304
MetLife, Inc.		43,062	1,970,517
Principal Financial Group, Inc.		11,160	417,942
Progressive Corp. (The)		22,189	564,045
Prudential Financial, Inc.		18,345	1,339,735
Torchmark Corp.		3,465	225,710
Travelers Cos., Inc. (The)		14,801	1,182,896
Unum Group		10,141	297,841
XL Group plc (Ireland)		11,748	356,199

			24,737,268

Internet & Catalog Retail—1.2%
Amazon.com, Inc.	*	14,290	3,968,190
Expedia, Inc.		3,623	217,923
Netflix, Inc.	*	2,143	452,366
priceline.com, Inc.	*	2,043	1,689,827
TripAdvisor, Inc.	*	4,295	261,437

			6,589,743

Internet Software & Services—2.3%
Akamai Technologies, Inc.	*	6,953	295,850
eBay, Inc.	*	45,913	2,374,620
Google, Inc., Class A	*	10,562	9,298,468
VeriSign, Inc.	*	5,712	255,098
Yahoo! Inc.	*	37,463	940,696

			13,164,732

IT Services—3.6%
Accenture plc, Class A (Ireland)		25,373	1,825,841
Automatic Data Processing, Inc.		19,135	1,317,636
Cognizant Technology Solutions Corp., Class A	*	11,956	748,565
Computer Sciences Corp.		5,744	251,415
Fidelity National Information Services, Inc.		11,200	479,808
Fiserv, Inc.	*	5,386	470,790
International Business Machines Corp.		41,116	7,857,679
Mastercard, Inc., Class A		4,154	2,386,473
Paychex, Inc.		12,408	453,140
SAIC, Inc.		10,342	144,064
Teradata Corp.	*	6,415	322,226
Total System Services, Inc.		6,098	149,279
Visa, Inc., Class A		19,930	3,642,208
Western Union Co. (The)		22,431	383,794

			20,432,918

Leisure Equipment & Products—0.1%
Hasbro, Inc.	†	4,678	209,715
Mattel, Inc.		13,417	607,924

			817,639

		Shares	Value
Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.		13,563	$579,954
Life Technologies Corp.	*	6,881	509,263
PerkinElmer, Inc.		4,446	144,495
Thermo Fisher Scientific, Inc.		14,118	1,194,806
Waters Corp.	*	3,299	330,065

			2,758,583

Machinery—1.7%
Caterpillar, Inc.		25,783	2,126,840
Cummins, Inc.		6,990	758,135
Deere & Co.		15,084	1,225,575
Dover Corp.		6,707	520,866
Flowserve Corp.		5,551	299,809
Illinois Tool Works, Inc.		16,045	1,109,833
Ingersoll-Rand plc (Ireland)		11,000	610,720
Joy Global, Inc.		4,058	196,935
PACCAR, Inc.		14,047	753,762
Pall Corp.		4,378	290,830
Parker Hannifin Corp.		5,952	567,821
Pentair Ltd. (Switzerland)		7,913	456,501
Snap-on, Inc.		2,413	215,674
Stanley Black & Decker, Inc.		6,433	497,271
Xylem, Inc.		6,682	180,013

			9,810,585

Media—3.6%
Cablevision Systems Corp., Class A		8,237	138,546
CBS Corp., Class B		22,500	1,099,575
Comcast Corp., Class A		103,699	4,342,914
DIRECTV	*	21,970	1,353,791
Discovery Communications, Inc., Class A	*	9,421	727,396
Gannett Co., Inc.		9,447	231,074
Interpublic Group of Cos., Inc. (The)		15,402	224,099
News Corp., Class A		78,655	2,564,153
Omnicom Group, Inc.		10,301	647,624
Scripps Networks Interactive, Inc., Class A		3,465	231,323
Time Warner Cable, Inc.		11,407	1,283,059
Time Warner, Inc.		36,789	2,127,140
Viacom, Inc., Class B		17,591	1,197,068
Walt Disney Co. (The)		70,919	4,478,535
Washington Post Co. (The), Class B		177	85,627

			20,731,924

Metals & Mining—0.5%
Alcoa, Inc.		40,882	319,697
Allegheny Technologies, Inc.		4,385	115,369
Cliffs Natural Resources, Inc.	†	5,303	86,174
Freeport-McMoRan Copper & Gold, Inc.		40,968	1,131,127
Newmont Mining Corp.		19,267	577,047
Nucor Corp.		12,678	549,211
United States Steel Corp.	†	5,023	88,053

			2,866,678

Multiline Retail—0.8%
Dollar General Corp.	*	11,645	587,257
Dollar Tree, Inc.	*	9,175	466,457
Family Dollar Stores, Inc.		3,846	239,644

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
COMMON STOCKS—(Continued)
J.C. Penney Co., Inc.	*†	5,384	$91,959
Kohl’s Corp.		8,544	431,558
Macy’s, Inc.		15,690	753,120
Nordstrom, Inc.		5,863	351,428
Target Corp.		25,253	1,738,922

			4,660,345

Multi-Utilities—1.2%
Ameren Corp.		9,454	325,596
CenterPoint Energy, Inc.		16,471	386,904
CMS Energy Corp.		10,407	282,758
Consolidated Edison, Inc.		11,440	667,066
Dominion Resources, Inc.		22,740	1,292,087
DTE Energy Co.		6,748	452,183
Integrys Energy Group, Inc.		2,885	168,859
NiSource, Inc.		11,964	342,649
PG&E Corp.		17,379	794,742
Public Service Enterprise Group, Inc.		19,763	645,460
SCANA Corp.		5,136	252,178
Sempra Energy		8,969	733,305
TECO Energy, Inc.		7,827	134,546
Wisconsin Energy Corp.		9,186	376,534

			6,854,867

Office Electronics—0.1%
Xerox Corp.		47,039	426,644

Oil, Gas & Consumable Fuels—8.6%
Anadarko Petroleum Corp.		19,721	1,694,626
Apache Corp.		15,454	1,295,509
Cabot Oil & Gas Corp.		8,058	572,279
Chesapeake Energy Corp.		20,893	425,799
Chevron Corp.		76,246	9,022,952
ConocoPhillips		48,011	2,904,665
CONSOL Energy, Inc.		8,939	242,247
Denbury Resources, Inc.	*	13,970	241,960
Devon Energy Corp.		14,948	775,502
EOG Resources, Inc.		10,716	1,411,083
EQT Corp.		5,991	475,506
Exxon Mobil Corp.		174,812	15,794,264
Hess Corp.		11,771	782,654
Kinder Morgan, Inc.		24,780	945,357
Marathon Oil Corp.		27,600	954,408
Marathon Petroleum Corp.		12,832	911,842
Murphy Oil Corp.		6,903	420,324
Newfield Exploration Co.	*	4,892	116,870
Noble Energy, Inc.		13,908	835,036
Occidental Petroleum Corp.		31,673	2,826,182
Peabody Energy Corp.		10,863	159,034
Phillips 66		24,295	1,431,218
Pioneer Natural Resources Co.		5,379	778,610
QEP Resources, Inc.		6,532	181,459
Range Resources Corp.		6,256	483,714
Southwestern Energy Co.	*	13,860	506,306
Spectra Energy Corp.		26,430	910,778
Tesoro Corp.		5,453	285,301
Valero Energy Corp.		21,549	749,259
Williams Cos., Inc. (The)		26,187	850,292
WPX Energy, Inc.	*	7,211	136,576

			49,121,612

		Shares	Value

Paper & Forest Products—0.1%
International Paper Co.		17,084	$756,992

Personal Products—0.2%
Avon Products, Inc.		16,740	352,042
Estee Lauder Cos., Inc. (The), Class A		9,353	615,147

			967,189

Pharmaceuticals—5.9%
AbbVie, Inc.		62,173	2,570,232
Actavis, Inc.	*	4,930	622,265
Allergan, Inc.		11,661	982,323
Bristol-Myers Squibb Co.		64,383	2,877,276
Eli Lilly & Co.		39,290	1,929,925
Forest Laboratories, Inc.	*	9,257	379,537
Hospira, Inc.	*	6,166	236,219
Johnson & Johnson		110,407	9,479,545
Merck & Co., Inc.		118,686	5,512,965
Mylan, Inc.	*	15,951	494,959
Perrigo Co.		3,470	419,870
Pfizer, Inc.		262,196	7,344,110
Zoetis, Inc.		19,669	607,566

			33,456,792

Professional Services—0.1%
Dun & Bradstreet Corp. (The)		1,740	169,563
Equifax, Inc.		4,915	289,641
Robert Half International, Inc.		5,161	171,500

			630,704

Real Estate Investment Trusts (REITs)—2.1%
American Tower Corp. REIT		15,312	1,120,379
Apartment Investment & Management Co., Class A REIT		5,703	171,318
AvalonBay Communities, Inc. REIT		4,840	652,964
Boston Properties, Inc. REIT		5,835	615,417
Equity Residential REIT		12,459	723,370
HCP, Inc. REIT		17,541	797,063
Health Care REIT, Inc. REIT		11,174	748,993
Host Hotels & Resorts, Inc. REIT		28,246	476,510
Kimco Realty Corp. REIT		16,256	348,366
Macerich Co. (The) REIT		5,288	322,409
Plum Creek Timber Co., Inc. REIT		6,516	304,102
Prologis, Inc. REIT		19,574	738,331
Public Storage REIT		5,635	864,015
Simon Property Group, Inc. REIT		12,344	1,949,365
Ventas, Inc. REIT		11,348	788,232
Vornado Realty Trust REIT		6,660	551,781
Weyerhaeuser Co. REIT		21,246	605,299

			11,777,914

Real Estate Management & Development—0.0%
CBRE Group, Inc., Class A	*	12,084	282,282

Road & Rail—0.9%
CSX Corp.		39,272	910,718
Kansas City Southern		4,239	449,164
Norfolk Southern Corp.		12,436	903,475
Ryder System, Inc.		1,958	119,027
Union Pacific Corp.		18,450	2,846,466

			5,228,850

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Semiconductors & Semiconductor Equipment—2.0%
Advanced Micro Devices, Inc.	*†	23,010	$93,881
Altera Corp.		12,949	427,188
Analog Devices, Inc.		11,801	531,753
Applied Materials, Inc.		46,548	694,031
Broadcom Corp., Class A		20,112	678,981
First Solar, Inc.	*	2,843	127,167
Intel Corp.		195,395	4,732,467
KLA-Tencor Corp.		6,448	359,347
Lam Research Corp.	*	6,006	266,306
Linear Technology Corp.		8,972	330,529
LSI Corp.	*	21,431	153,017
Microchip Technology, Inc.		7,393	275,389
Micron Technology, Inc.	*	39,867	571,294
NVIDIA Corp.		23,518	329,958
Teradyne, Inc.	*	7,078	124,360
Texas Instruments, Inc.		43,586	1,519,844
Xilinx, Inc.		10,107	400,338

			11,615,850

Software—3.4%
Adobe Systems, Inc.	*	19,721	898,489
Autodesk, Inc.	*	9,005	305,630
BMC Software, Inc.	*	5,390	243,305
CA, Inc.		12,652	362,227
Citrix Systems, Inc.	*	7,301	440,469
Electronic Arts, Inc.	*	12,022	276,145
Intuit, Inc.		10,898	665,105
Microsoft Corp.		295,833	10,215,113
Oracle Corp.		145,019	4,454,984
Red Hat, Inc.	*	7,624	364,580
Salesforce.com, Inc.	*	21,345	814,952
Symantec Corp.		27,094	608,802

			19,649,801

Specialty Retail—2.3%
Abercrombie & Fitch Co., Class A		3,103	140,411
AutoNation, Inc.	*	1,626	70,552
AutoZone, Inc.	*	1,424	603,335
Bed Bath & Beyond, Inc.	*	8,595	609,385
Best Buy Co., Inc.		10,944	299,099
CarMax, Inc.	*	8,789	405,700
GameStop Corp., Class A	†	5,060	212,672
Gap, Inc. (The)		11,760	490,745
Home Depot, Inc. (The)		57,451	4,450,729
L Brands, Inc.		9,224	454,282
Lowe’s Cos., Inc.		42,188	1,725,489
O’Reilly Automotive, Inc.	*	4,283	482,351
PetSmart, Inc.		4,230	283,368
Ross Stores, Inc.		8,870	574,865
Staples, Inc.		26,753	424,303
Tiffany & Co.		4,706	342,785
TJX Cos., Inc.		28,315	1,417,449
Urban Outfitters, Inc.	*	4,497	180,869

			13,168,389

Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc.		10,982	626,962
Fossil Group, Inc.	*	2,144	221,497
NIKE, Inc., Class B		28,576	1,819,720
PVH Corp.		3,047	381,027

				Shares	Value

Ralph Lauren Corp.				2,408	$418,366
V.F. Corp.				3,430	662,196

					4,129,768

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.				17,247	157,982
People’s United Financial, Inc.				13,823	205,963

					363,945

Tobacco—1.7%
Altria Group, Inc.				79,035	2,765,435
Lorillard, Inc.				14,621	638,645
Philip Morris International, Inc.				64,689	5,603,361
Reynolds American, Inc.				12,749	616,669

					9,624,110

Trading Companies & Distributors—0.2%
Fastenal Co.				10,791	494,767
W.W. Grainger, Inc.				2,300	580,014

					1,074,781

Wireless Telecommunication Services—0.3%
Crown Castle International Corp.			*	11,339	820,830
Sprint Nextel Corp.			*	115,668	811,990

					1,632,820

TOTAL COMMON STOCKS
(Cost $353,788,177)					562,228,201

Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.035%	09/12/2013	‡‡
(Cost $244,983)				$245,000	244,992

				Shares	Value
MONEY MARKET FUNDS—4.6%
Institutional Money Market Funds—4.6%
Dreyfus Institutional Cash Advantage Fund, 0.04%			††¥	200,000	200,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%				¥24,938,336	24,938,336
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%			††¥	253,341	253,341
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.08%			††¥	200,000	200,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.09%			††¥	200,000	200,000

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund		Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.10%	††¥	200,000	$200,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.08%	††¥	200,000	200,000

TOTAL MONEY MARKET FUNDS
(Cost $26,191,677)			26,191,677

TOTAL INVESTMENTS—103.2%
(Cost $380,224,837)			588,664,870
Other assets less liabilities—(3.2%)			(18,062,243)

NET ASSETS—100.0%			$570,602,627

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—99.4%
Aerospace & Defense—2.4%
AAR Corp.		1,489	$32,728
Alliant Techsystems, Inc.		1,550	127,611
American Science & Engineering, Inc.		435	24,360
B/E Aerospace, Inc.	*	2,393	150,950
Boeing Co. (The)		26,374	2,701,753
Cubic Corp.		476	22,896
Curtiss-Wright Corp.		2,112	78,271
Engility Holdings, Inc.	*	622	17,677
Esterline Technologies Corp.	*	1,049	75,832
Exelis, Inc.		4,977	68,633
GenCorp, Inc.	*†	1,629	26,488
General Dynamics Corp.		11,170	874,946
HEICO Corp.		2,531	127,486
Hexcel Corp.	*	4,757	161,976
Honeywell International, Inc.		27,826	2,207,715
Huntington Ingalls Industries, Inc.		1,577	89,069
Kratos Defense & Security Solutions, Inc.	*	832	5,391
L-3 Communications Holdings, Inc.		3,737	320,410
Lockheed Martin Corp.		9,671	1,048,917
Moog, Inc., Class A	*	1,446	74,512
National Presto Industries, Inc.		535	38,536
Northrop Grumman Corp.		7,805	646,254
Orbital Sciences Corp.	*	2,123	36,877
Precision Castparts Corp.		5,136	1,160,787
Raytheon Co.		10,521	695,649
Rockwell Collins, Inc.		5,705	361,754
Spirit Aerosystems Holdings, Inc., Class A	*	2,103	45,172
Taser International, Inc.	*	2,292	19,528
Teledyne Technologies, Inc.	*	1,228	94,986
Textron, Inc.		8,214	213,975
TransDigm Group, Inc.		1,314	205,996
Triumph Group, Inc.		1,644	130,123
United Technologies Corp.		32,578	3,027,799

			14,915,057

Air Freight & Logistics—0.7%
Atlas Air Worldwide Holdings, Inc.	*	600	26,256
C.H. Robinson Worldwide, Inc.		6,357	357,962
Expeditors International of Washington, Inc.		8,772	333,424
FedEx Corp.		10,153	1,000,883
Forward Air Corp.		1,431	54,779
Hub Group, Inc., Class A	*	2,400	87,408
Pacer International, Inc.	*	1,664	10,500
United Parcel Service, Inc., Class B		25,703	2,222,795
UTi Worldwide, Inc.		2,208	36,366

			4,130,373

Airlines—0.3%
Alaska Air Group, Inc.	*	2,686	139,672
Copa Holdings SA, Class A (Panama)		879	115,254
Delta Air Lines, Inc.	*	32,014	598,982
JetBlue Airways Corp.	*†	6,414	40,408

		Shares	Value

SkyWest, Inc.		2,390	$32,361
Southwest Airlines Co.		26,758	344,911
United Continental Holdings, Inc.	*	12,259	383,584
US Airways Group, Inc.	*†	8,660	142,197

			1,797,369

Auto Components—0.5%
American Axle & Manufacturing Holdings, Inc.	*	2,113	39,365
BorgWarner, Inc.	*	4,109	353,990
Cooper Tire & Rubber Co.		3,066	101,699
Dana Holding Corp.		8,587	165,386
Delphi Automotive plc (United Kingdom)		9,499	481,504
Fuel Systems Solutions, Inc.	*	769	13,757
Gentex Corp.		6,594	151,992
Gentherm, Inc.	*	2,107	39,127
Goodyear Tire & Rubber Co. (The)	*	7,281	111,327
Johnson Controls, Inc.		21,627	774,030
Lear Corp.		4,264	257,802
Modine Manufacturing Co.	*	1,208	13,143
Shiloh Industries, Inc.		1,441	15,044
Superior Industries International, Inc.		1,102	18,966
Tenneco, Inc.	*	1,600	72,448
TRW Automotive Holdings Corp.	*	3,548	235,729
Visteon Corp.	*	1,076	67,917

			2,913,226

Automobiles—0.6%
Ford Motor Co.		134,202	2,076,105
General Motors Co.	*	26,868	894,973
Harley-Davidson, Inc.		7,622	417,838
Tesla Motors, Inc.	*†	3,137	337,008
Thor Industries, Inc.		1,221	60,049
Winnebago Industries, Inc.	*	1,432	30,057

			3,816,030

Beverages—1.9%
Beam, Inc.		4,803	303,117
Brown-Forman Corp., Class B		5,077	342,951
Coca-Cola Bottling Co. Consolidated		437	26,723
Coca-Cola Co. (The)		134,305	5,386,974
Coca-Cola Enterprises, Inc.		8,850	311,166
Constellation Brands, Inc., Class A	*	6,550	341,386
Dr. Pepper Snapple Group, Inc.		7,323	336,345
Molson Coors Brewing Co., Class B		3,486	166,840
Monster Beverage Corp.	*	5,360	325,727
PepsiCo, Inc.		54,440	4,452,648

			11,993,877

Biotechnology—2.2%
ACADIA Pharmaceuticals, Inc.	*	1,825	33,124
Acorda Therapeutics, Inc.	*	674	22,235
Aegerion Pharmaceuticals, Inc.	*	1,499	94,947
Alexion Pharmaceuticals, Inc.	*	6,664	614,687
Alkermes plc (Ireland)	*	3,579	102,646

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Alnylam Pharmaceuticals, Inc.	*	2,390	$74,114
AMAG Pharmaceuticals, Inc.	*	834	18,556
Amgen, Inc.		26,665	2,630,769
Arena Pharmaceuticals, Inc.	*†	9,689	74,605
Ariad Pharmaceuticals, Inc.	*	5,175	90,511
Arqule, Inc.	*	864	2,004
Array BioPharma, Inc.	*	4,333	19,672
Astex Pharmaceuticals	*	1,338	5,499
Biogen Idec, Inc.	*	8,467	1,822,098
BioMarin Pharmaceutical, Inc.	*	4,531	252,784
Celgene Corp.	*	15,011	1,754,936
Celldex Therapeutics, Inc.	*	429	6,697
Cepheid, Inc.	*	1,692	58,239
Chelsea Therapeutics International Ltd.	*	14,392	33,102
Clovis Oncology, Inc.	*	478	32,016
Cubist Pharmaceuticals, Inc.	*	1,762	85,105
Dendreon Corp.	*†	4,737	19,516
Dynavax Technologies Corp.	*	29,475	32,422
Emergent Biosolutions, Inc.	*	1,319	19,020
Enzon Pharmaceuticals, Inc.		1,765	3,530
Exact Sciences Corp.	*	1,250	17,388
Exelixis, Inc.	*†	2,695	12,235
Galena Biopharma, Inc.	*	15,289	33,942
Genomic Health, Inc.	*	1,284	40,716
Geron Corp.	*	4,719	7,079
Gilead Sciences, Inc.	*	53,852	2,757,761
GTx, Inc.	*	200	1,320
Halozyme Therapeutics, Inc.	*†	6,362	50,514
ImmunoGen, Inc.	*†	1,323	21,949
Immunomedics, Inc.	*†	2,141	11,647
Incyte Corp. Ltd.	*†	3,102	68,244
Insmed, Inc.	*	2,696	32,244
InterMune, Inc.	*†	1,586	15,257
Ironwood Pharmaceuticals, Inc.	*†	7,019	69,839
Isis Pharmaceuticals, Inc.	*†	2,216	59,544
Keryx Biopharmaceuticals, Inc.	*†	5,221	39,001
Lexicon Pharmaceuticals, Inc.	*	2,343	5,084
Ligand Pharmaceuticals, Inc., Class B	*†	815	30,497
MannKind Corp.	*†	4,492	29,198
Medivation, Inc.	*	3,462	170,330
Momenta Pharmaceuticals, Inc.	*	2,618	39,427
Myriad Genetics, Inc.	*	4,124	110,812
Neurocrine Biosciences, Inc.	*	1,479	19,789
NewLink Genetics Corp.	*†	3,326	65,589
Novavax, Inc.	*†	1,550	3,178
NPS Pharmaceuticals, Inc.	*	1,660	25,066
Onyx Pharmaceuticals, Inc.	*	2,828	245,527
Osiris Therapeutics, Inc.	*†	1,402	14,118
PDL BioPharma, Inc.	†	3,841	29,653
Peregrine Pharmaceuticals, Inc.	*	20,036	25,846
Pharmacyclics, Inc.	*	1,782	141,616
Progenics Pharmaceuticals, Inc.	*	793	3,537
Raptor Pharmaceutical Corp.	*	3,794	35,474
Regeneron Pharmaceuticals, Inc.	*	2,632	591,884
Rigel Pharmaceuticals, Inc.	*	1,882	6,286
Sarepta Therapeutics, Inc.	*	787	29,945
Seattle Genetics, Inc.	*†	3,191	100,389
SIGA Technologies, Inc.	*†	4,649	13,203
Synageva BioPharma Corp.	*	242	10,164
Synergy Pharmaceuticals, Inc.	*	6,708	28,979

		Shares	Value

Theravance, Inc.	*†	3,224	$124,221
Threshold Pharmaceuticals, Inc.	*	6,119	32,186
United Therapeutics Corp.	*	1,828	120,319
Vanda Pharmaceuticals, Inc.	*	2,680	21,654
Vertex Pharmaceuticals, Inc.	*	7,575	605,015
XOMA Corp.	*†	331	1,202
ZIOPHARM Oncology, Inc.	*	16,393	34,589

			13,856,291

Building Products—0.2%
A.O. Smith Corp.		4,024	145,991
American Woodmark Corp.	*	800	27,760
Apogee Enterprises, Inc.		1,250	30,000
Fortune Brands Home & Security, Inc.		3,861	149,575
Gibraltar Industries, Inc.	*	1,188	17,297
Griffon Corp.		1,288	14,490
Lennox International, Inc.		2,437	157,284
Masco Corp.		9,464	184,453
NCI Building Systems, Inc.	*	246	3,761
Owens Corning, Inc.	*	3,682	143,893
Quanex Building Products Corp.		1,671	28,140
Simpson Manufacturing Co., Inc.		2,084	61,311
Trex Co., Inc.	*	731	34,715
Universal Forest Products, Inc.		1,121	44,750
USG Corp.	*	3,348	77,172

			1,120,592

Capital Markets—2.3%
Affiliated Managers Group, Inc.	*	1,354	221,975
American Capital Ltd.	*	10,947	138,698
Ameriprise Financial, Inc.		7,768	628,276
Ares Capital Corp.		6,113	105,144
Arlington Asset Investment Corp., Class A		304	8,129
Bank of New York Mellon Corp. (The)		42,725	1,198,436
BGC Partners, Inc., Class A		7,270	42,820
BlackRock, Inc.		4,558	1,170,722
Calamos Asset Management, Inc., Class A		1,800	18,900
Charles Schwab Corp. (The)		39,829	845,570
CIFC Corp.	*	4,547	34,330
Cowen Group, Inc., Class A	*	2,582	7,488
Diamond Hill Investment Group, Inc.		331	28,152
E*TRADE Financial Corp.	*	13,474	170,581
Eaton Vance Corp.		5,282	198,550
Federated Investors, Inc., Class B	†	3,745	102,650
Financial Engines, Inc.	†	1,762	80,330
Franklin Resources, Inc.		5,172	703,495
GAMCO Investors, Inc., Class A		558	30,919
GFI Group, Inc.		2,520	9,853
Goldman Sachs Group, Inc. (The)		16,314	2,467,492
Greenhill & Co., Inc.		495	22,641
ICG Group, Inc.	*	4,779	54,481
INTL FCStone, Inc.	*	507	8,847
Invesco Ltd.		16,610	528,198
Investment Technology Group, Inc.	*	2,078	29,050
Janus Capital Group, Inc.		6,411	54,558

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
JMP Group, Inc.		4,495	$29,847
Knight Capital Group, Inc., Class A	*	4,630	16,622
Ladenburg Thalmann Financial Services, Inc.	*	18,032	29,753
Lazard Ltd., Class A (Bermuda)		3,286	105,645
Legg Mason, Inc.		5,850	181,408
Medallion Financial Corp.		958	13,326
Morgan Stanley		52,106	1,272,950
Northern Trust Corp.		8,495	491,860
PennantPark Investment Corp.		8,005	88,455
Piper Jaffray Cos.	*	963	30,440
Prospect Capital Corp.	†	5,697	61,528
Pzena Investment Management, Inc., Class A		6,659	43,417
Raymond James Financial, Inc.		3,472	149,227
Safeguard Scientifics, Inc.	*	678	10,882
SEI Investments Co.		5,918	168,249
Solar Senior Capital Ltd.		3,820	70,326
State Street Corp.		15,937	1,039,252
Stifel Financial Corp.	*	2,724	97,165
SWS Group, Inc.	*	1,323	7,210
T. Rowe Price Group, Inc.		9,852	720,674
TD Ameritrade Holding Corp.		8,355	202,943
THL Credit, Inc.		7,266	110,370
Virtus Investment Partners, Inc.	*	210	37,017
Waddell & Reed Financial, Inc., Class A		3,971	172,738
Walter Investment Management Corp.	*	1,972	66,673
Westwood Holdings Group, Inc.		1,027	44,079
WisdomTree Investments, Inc.	*	3,701	42,821

			14,215,162

Chemicals—2.4%
A. Schulman, Inc.		1,444	38,728
Air Products & Chemicals, Inc.		6,756	618,647
Airgas, Inc.		2,915	278,266
Albemarle Corp.		3,712	231,220
Ashland, Inc.		2,794	233,299
Axiall Corp.		2,616	111,389
Cabot Corp.		2,693	100,772
Calgon Carbon Corp.	*	3,184	53,109
Celanese Corp., Series A		5,277	236,410
CF Industries Holdings, Inc.		2,407	412,801
Chemtura Corp.	*	5,201	105,580
Cytec Industries, Inc.		1,644	120,423
Dow Chemical Co. (The)		40,949	1,317,329
E.I. Du Pont de Nemours & Co.		33,109	1,738,223
Eastman Chemical Co.		4,366	305,664
Ecolab, Inc.		9,827	837,162
Ferro Corp.	*	1,818	12,635
FMC Corp.		3,500	213,710
H.B. Fuller Co.		2,570	97,172
Huntsman Corp.		5,470	90,583
International Flavors & Fragrances, Inc.		3,643	273,808
Intrepid Potash, Inc.		1,172	22,327
Koppers Holdings, Inc.		1,582	60,401
Kronos Worldwide, Inc.	†	2,262	36,735
Landec Corp.	*	986	13,025
LSB Industries, Inc.	*	1,411	42,909

		Shares	Value

LyondellBasell Industries NV, Class A (Netherlands)		12,716	$842,562
Minerals Technologies, Inc.		1,736	71,766
Monsanto Co.		18,845	1,861,886
Mosaic Co. (The)		10,146	545,956
NewMarket Corp.	†	378	99,248
Olin Corp.		2,796	66,880
OM Group, Inc.	*	1,147	35,465
OMNOVA Solutions, Inc.	*	6,478	51,889
PolyOne Corp.		3,321	82,294
PPG Industries, Inc.		5,364	785,343
Praxair, Inc.		10,790	1,242,576
Quaker Chemical Corp.		483	29,951
Rockwood Holdings, Inc.		2,347	150,278
RPM International, Inc.		4,832	154,334
Scotts Miracle-Gro Co. (The), Class A		1,662	80,291
Sensient Technologies Corp.		2,027	82,033
Sherwin-Williams Co. (The)		2,675	472,405
Sigma-Aldrich Corp.		3,395	272,822
Stepan Co.		1,112	61,838
Tredegar Corp.		1,606	41,274
Valspar Corp. (The)		2,240	144,861
W.R. Grace & Co.	*	1,838	154,466
Zep, Inc.		936	14,817

			14,947,562

Commercial Banks—3.2%
1st Source Corp.		1,180	28,037
Associated Banc-Corp		5,110	79,460
BancFirst Corp.		642	29,885
BancorpSouth, Inc.		3,611	63,915
Bank of Hawaii Corp.		1,898	95,507
BB&T Corp.		24,485	829,552
BOK Financial Corp.		1,765	113,048
Boston Private Financial Holdings, Inc.		1,297	13,800
Bridge Bancorp, Inc.		3,091	69,547
Bryn Mawr Bank Corp.		1,058	25,318
Capital City Bank Group, Inc.	*	1,113	12,833
CapitalSource, Inc.		13,079	122,681
Cardinal Financial Corp.		1,142	16,719
Cascade Bancorp	*†	219	1,360
Cathay General Bancorp		2,082	42,369
Catskill Litigation Trust	*‡d	582	—
Central Pacific Financial Corp.	*	103	1,854
Chemical Financial Corp.		1,552	40,336
CIT Group, Inc.	*	7,587	353,782
Citizens & Northern Corp.		3,618	69,900
City Holding Co.		250	9,737
City National Corp./California		1,548	98,097
CNB Financial Corp./Pennsylvania		4,147	70,250
CoBiz Financial, Inc.		1,063	8,823
Comerica, Inc.		8,301	330,629
Commerce Bancshares, Inc./Missouri		2,859	124,538
Community Bank System, Inc.		1,402	43,252
Community Trust Bancorp, Inc.		665	23,687
Cullen/Frost Bankers, Inc.		2,502	167,059
CVB Financial Corp.		4,084	48,028
East West Bancorp, Inc.		6,997	192,417
Fidelity Southern Corp.	*	1,570	19,421
Fifth Third Bancorp		34,539	623,429

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Financial Institutions, Inc.		749	$13,789
First BanCorp. (Puerto Rico)	*	322	2,280
First Bancorp/North Carolina		643	9,066
First Busey Corp.		2,407	10,831
First Citizens BancShares, Inc./North Carolina, Class A		254	48,781
First Commonwealth Financial Corp.		2,619	19,302
First Connecticut Bancorp, Inc./Farmington CT		5,036	70,101
First Financial Bancorp		1,895	28,235
First Financial Bankshares, Inc.	†	500	27,830
First Horizon National Corp.		8,735	97,832
First Merchants Corp.		874	14,989
First Midwest Bancorp, Inc./Illinois		2,002	27,467
First Niagara Financial Group, Inc.		10,034	101,042
First of Long Island Corp. (The)		986	32,725
First Republic Bank/California		1,811	69,687
First Security Group, Inc./Tennesse	*	14,959	32,461
FirstMerit Corp.		8,833	176,925
FNB Corp./Pennsylvania		4,685	56,595
Fulton Financial Corp.		6,533	74,999
Glacier Bancorp, Inc.		1,771	39,298
Guaranty Bancorp		1,060	12,031
Hancock Holding Co.		2,032	61,102
Hanmi Financial Corp.	*	900	15,903
Heritage Financial Corp./Washington		332	4,864
Home Bancshares, Inc./Arkansas		2,340	60,770
Huntington Bancshares, Inc./Ohio		26,837	211,476
IBERIABANK Corp.		966	51,787
Independent Bank Corp./Massachusetts		874	30,153
International Bancshares Corp.		3,248	73,340
KeyCorp		27,431	302,838
M&T Bank Corp.		3,755	419,621
MB Financial, Inc.		931	24,951
Merchants Bancshares, Inc.		571	16,884
MidSouth Bancorp, Inc.		522	8,107
MidWestOne Financial Group, Inc.		552	13,281
National Penn Bancshares, Inc.		2,758	28,021
NBT Bancorp, Inc.		1,000	21,170
Old National Bancorp/Indiana		3,552	49,124
PacWest Bancorp		894	27,401
Park National Corp.	†	728	50,079
Peoples Bancorp, Inc./Ohio		814	17,159
Pinnacle Financial Partners, Inc.	*	1,818	46,741
PNC Financial Services Group, Inc. (The)		17,934	1,307,747
Popular, Inc. (Puerto Rico)	*	5,380	163,175
PrivateBancorp, Inc.		1,200	25,452
Prosperity Bancshares, Inc.		2,300	119,117
Regions Financial Corp.		41,501	395,505
Republic Bancorp, Inc./Kentucky, Class A		1,603	35,138
S&T Bancorp, Inc.		955	18,718
Sandy Spring Bancorp, Inc.		344	7,437
Signature Bank/New York	*	1,900	157,738

		Shares	Value

Simmons First National Corp., Class A		911	$23,768
State Bank Financial Corp.		4,194	63,036
Sterling Bancorp/New York		1,476	17,151
Sterling Financial Corp./Washington		38	904
Suffolk Bancorp	*	1,100	17,974
SunTrust Banks, Inc.		19,144	604,376
Susquehanna Bancshares, Inc.		2,932	37,676
SVB Financial Group	*	1,437	119,731
Synovus Financial Corp.		41,667	121,668
TCF Financial Corp.		6,104	86,555
Texas Capital Bancshares, Inc.	*	2,821	125,140
Tompkins Financial Corp.		730	32,989
TowneBank/Virginia	†	1,448	21,315
Trustmark Corp.		2,635	64,768
U.S. Bancorp		65,911	2,382,683
UMB Financial Corp.		1,211	67,416
Umpqua Holdings Corp.		1,151	17,277
United Bankshares, Inc.	†	2,134	56,444
United Community Banks, Inc./Georgia	*	454	5,639
Valley National Bancorp	†	6,899	65,334
Washington Banking Co.		4,949	70,276
Washington Trust Bancorp, Inc.		500	14,260
Webster Financial Corp.		2,393	61,452
Wells Fargo & Co.		169,099	6,978,716
WesBanco, Inc.		1,699	44,905
Westamerica Bancorporation		1,628	74,383
Western Alliance Bancorp	*	1,400	22,162
Wintrust Financial Corp.		1,017	38,931
Zions Bancorporation		5,053	145,931

			19,883,195

Commercial Services & Supplies—0.6%
ABM Industries, Inc.		2,291	56,152
ACCO Brands Corp.	*	2,302	14,641
ADT Corp. (The)	*	7,488	298,397
Avery Dennison Corp.		3,924	167,790
Brink’s Co. (The)		2,084	53,163
Cenveo, Inc.	*†	4,741	10,098
Cintas Corp.		2,017	91,854
Clean Harbors, Inc.	*	2,414	121,980
Consolidated Graphics, Inc.	*	776	36,480
Copart, Inc.	*	2,852	87,842
Courier Corp.		424	6,055
Covanta Holding Corp.		4,185	83,784
Deluxe Corp.		2,098	72,696
Ennis, Inc.		695	12,017
G&K Services, Inc., Class A		1,008	47,981
Healthcare Services Group, Inc.		4,963	121,693
Herman Miller, Inc.		3,155	85,406
HNI Corp.		2,512	90,608
Interface, Inc.		3,357	56,968
Iron Mountain, Inc.		7,780	207,026
Kimball International, Inc., Class B		1,500	14,565
Knoll, Inc.		2,701	38,381
McGrath RentCorp		916	31,291
Mine Safety Appliances Co.		1,444	67,218
Mobile Mini, Inc.	*	2,000	66,300
NL Industries, Inc.		2,111	23,854
Pitney Bowes, Inc.	†	5,918	86,876

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
R.R. Donnelley & Sons Co.	†	8,887	$124,507
Republic Services, Inc.		11,229	381,112
Rollins, Inc.		1,486	38,487
Steelcase, Inc., Class A		1,992	29,043
Stericycle, Inc.	*	3,138	346,529
Tetra Tech, Inc.	*	2,114	49,700
TRC Cos., Inc.	*	327	2,289
United Stationers, Inc.		2,556	85,754
Viad Corp.		937	22,975
Waste Connections, Inc.		3,543	145,759
Waste Management, Inc.		14,398	580,671

			3,857,942

Communications Equipment—1.7%
ADTRAN, Inc.	†	3,197	78,678
Anaren, Inc.	*	813	18,650
ARRIS Group, Inc.	*	3,613	51,847
Aruba Networks, Inc.	*	2,125	32,640
Aviat Networks, Inc.	*	2,182	5,717
Black Box Corp.		865	21,902
Brocade Communications Systems, Inc.	*	14,008	80,686
CalAmp Corp.	*	550	8,030
Ciena Corp.	*	5,950	115,549
Cisco Systems, Inc.		188,050	4,571,496
Comtech Telecommunications Corp.		1,350	36,302
Digi International, Inc.	*	1,976	18,515
EchoStar Corp., Class A	*	1,877	73,409
Emulex Corp.	*	3,408	22,220
Extreme Networks, Inc.	*	4,491	15,494
F5 Networks, Inc.	*	2,664	183,283
Finisar Corp.	*	856	14,509
Harmonic, Inc.	*	2,820	17,907
Harris Corp.		3,891	191,632
Infinera Corp.	*	4,191	44,718
InterDigital, Inc.		2,803	125,154
Ixia	*	2,330	42,872
JDS Uniphase Corp.	*	7,444	107,045
Juniper Networks, Inc.	*	17,553	338,948
KVH Industries, Inc.	*	375	4,991
Motorola Solutions, Inc.		8,298	479,044
NETGEAR, Inc.	*	1,206	36,831
Numerex Corp., Class A	*	1,800	20,088
Oplink Communications, Inc.	*	758	13,166
Parkervision, Inc.	*†	1,052	4,787
Plantronics, Inc.		1,826	80,198
Polycom, Inc.	*	8,354	88,051
QUALCOMM, Inc.		61,123	3,733,393
Riverbed Technology, Inc.	*	3,698	57,541
Sonus Networks, Inc.	*	10,700	32,207
Tellabs, Inc.		19,143	37,903
ViaSat, Inc.	*	1,190	85,037
Westell Technologies, Inc., Class A	*	1,821	4,352

			10,894,792

Computers & Peripherals—3.1%
3D Systems Corp.	*†	3,474	152,509
Apple, Inc.		32,729	12,963,302
Avid Technology, Inc.	*	1,448	8,514
Cray, Inc.	*	714	14,023
Dell, Inc.		48,056	641,548

		Shares	Value

Diebold, Inc.		3,079	$103,731
Electronics for Imaging, Inc.	*	2,638	74,629
EMC Corp.		75,501	1,783,334
Fusion-io, Inc.	*†	5,678	80,855
Hewlett-Packard Co.		70,040	1,736,992
Hutchinson Technology, Inc.	*	6,180	29,231
Imation Corp.	*	1,564	6,616
Intermec, Inc.	*	2,374	23,336
Lexmark International, Inc., Class A		1,492	45,610
NCR Corp.	*	7,848	258,906
NetApp, Inc.	*	11,382	430,012
QLogic Corp.	*	3,731	35,668
Quantum Corp.	*	6,681	9,153
SanDisk Corp.	*	8,969	548,006
Silicon Graphics International Corp.	*	1,843	24,659
STEC, Inc.	*	1,255	8,434
Stratasys Ltd.	*	1,440	120,586
Synaptics, Inc.	*	1,586	61,156
Western Digital Corp.		8,356	518,824

			19,679,634

Construction & Engineering—0.3%
AECOM Technology Corp.	*	3,236	102,872
Aegion Corp.	*	1,223	27,530
Chicago Bridge & Iron Co. NV (Netherlands)		3,194	190,554
Comfort Systems USA, Inc.		2,179	32,511
Dycom Industries, Inc.	*	2,076	48,039
EMCOR Group, Inc.		2,908	118,210
Fluor Corp.		4,946	293,347
Furmanite Corp.	*	1,100	7,359
Granite Construction, Inc.		1,889	56,217
Jacobs Engineering Group, Inc.	*	4,968	273,886
KBR, Inc.		6,464	210,080
Layne Christensen Co.	*	510	9,950
MasTec, Inc.	*	2,049	67,412
Quanta Services, Inc.	*	8,861	234,462
Tutor Perini Corp.	*	960	17,366
URS Corp.		2,934	138,544

			1,828,339

Construction Materials—0.1%
Eagle Materials, Inc.		2,083	138,040
Headwaters, Inc.	*	2,095	18,520
Martin Marietta Materials, Inc.		801	78,835
Texas Industries, Inc.	*†	1,116	72,696
Vulcan Materials Co.		3,605	174,518

			482,609

Consumer Finance—0.9%
American Express Co.		33,721	2,520,982
Capital One Financial Corp.		20,078	1,261,099
Cash America International, Inc.		685	31,140
Consumer Portfolio Services, Inc.	*	5,110	37,507
Discover Financial Services		18,027	858,806
Ezcorp, Inc., Class A	*	2,031	34,283
First Marblehead Corp. (The)	*†	32,183	37,976
Imperial Holdings, Inc.	*	8,933	61,191
Nelnet, Inc., Class A		481	17,359
Portfolio Recovery Associates, Inc.	*	504	77,430

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
SLM Corp.		18,104	$413,858
World Acceptance Corp.	*†	639	55,555

			5,407,186

Containers & Packaging—0.3%
AEP Industries, Inc.	*	372	27,673
AptarGroup, Inc.		3,130	172,807
Ball Corp.		6,557	272,378
Bemis Co., Inc.		1,316	51,508
Crown Holdings, Inc.	*	3,283	135,030
Greif, Inc., Class A		852	44,875
MeadWestvaco Corp.		6,183	210,902
Myers Industries, Inc.		1,716	25,757
Owens-Illinois, Inc.	*	6,064	168,519
Packaging Corp. of America		4,339	212,438
Rock-Tenn Co., Class A		2,588	258,489
Sealed Air Corp.		7,726	185,038
Silgan Holdings, Inc.		820	38,507
Sonoco Products Co.		3,353	115,913

			1,919,834

Distributors—0.1%
Genuine Parts Co.		4,233	330,470
LKQ Corp.	*	11,438	294,529
Pool Corp.		2,434	127,566
VOXX International Corp.	*	1,218	14,945

			767,510

Diversified Consumer Services—0.2%
American Public Education, Inc.	*	698	25,938
Apollo Group, Inc., Class A	*	5,209	92,303
Ascent Capital Group, Inc., Class A	*	545	42,548
Career Education Corp.	*	4,167	12,084
Coinstar, Inc.	*†	1,075	63,070
Corinthian Colleges, Inc.	*†	3,624	8,118
DeVry, Inc.		2,980	92,440
H&R Block, Inc.		11,402	316,406
Hillenbrand, Inc.		1,576	37,367
ITT Educational Services, Inc.	*†	1,873	45,701
Matthews International Corp., Class A		1,052	39,660
Regis Corp.		1,818	29,852
Service Corp. International		10,864	195,878
Sotheby’s		2,623	99,438
Steiner Leisure Ltd. (Bahamas)	*	1,503	79,449
Stewart Enterprises, Inc., Class A		4,115	53,865
Strayer Education, Inc.	†	551	26,905
Universal Technical Institute, Inc.		418	4,318
Weight Watchers International, Inc.	†	1,826	83,996

			1,349,336

Diversified Financial Services—3.2%
Bank of America Corp.		379,666	4,882,505
CBOE Holdings, Inc.		954	44,495
Citigroup, Inc.		103,729	4,975,880
CME Group, Inc.		11,807	897,096
Interactive Brokers Group, Inc., Class A		1,570	25,073

		Shares	Value

IntercontinentalExchange, Inc.	*	2,776	$493,462
JPMorgan Chase & Co.		132,354	6,986,968
Leucadia National Corp.		9,873	258,870
McGraw Hill Financial, Inc.		9,601	510,677
Moody’s Corp.		6,057	369,053
MSCI, Inc.	*	3,439	114,415
NASDAQ OMX Group, Inc. (The)		5,431	178,082
NYSE Euronext		9,567	396,074
PHH Corp.	*	2,212	45,081
PICO Holdings, Inc.	*	1,150	24,104
Resource America, Inc., Class A		1,287	10,939

			20,212,774

Diversified Telecommunication Services—2.1%
8x8, Inc.	*	3,048	25,115
AT&T, Inc.		188,489	6,672,510
CenturyLink, Inc.		22,585	798,380
Cincinnati Bell, Inc.	*	8,448	25,851
Cogent Communications Group, Inc.		2,886	81,241
Consolidated Communications Holdings, Inc.		80	1,393
Frontier Communications Corp.	†	39,354	159,384
General Communication, Inc., Class A	*	2,516	19,700
HickoryTech Corp.		651	6,920
IDT Corp., Class B		1,600	29,904
Level 3 Communications, Inc.	*	8,634	182,005
Lumos Networks Corp.		1,350	23,085
Premiere Global Services, Inc.	*	2,174	26,240
Towerstream Corp.	*†	27,749	70,760
tw telecom inc.	*	4,305	121,143
Verizon Communications, Inc.		99,546	5,011,146
Windstream Corp.	†	21,003	161,933

			13,416,710

Electric Utilities—1.7%
ALLETE, Inc.		1,243	61,963
American Electric Power Co., Inc.		17,879	800,622
Cleco Corp.		2,109	97,921
Duke Energy Corp.		24,824	1,675,620
Edison International		12,222	588,611
El Paso Electric Co.		1,748	61,722
Empire District Electric Co. (The)		1,197	26,705
Entergy Corp.		5,375	374,530
Exelon Corp.		28,477	879,370
FirstEnergy Corp.		13,591	507,488
Great Plains Energy, Inc.		3,450	77,763
Hawaiian Electric Industries, Inc.	†	3,066	77,600
IDACORP, Inc.		1,515	72,356
ITC Holdings Corp.		1,539	140,511
MGE Energy, Inc.		1,559	85,371
NextEra Energy, Inc.		14,695	1,197,349
Northeast Utilities		10,939	459,657
NV Energy, Inc.		7,959	186,718
OGE Energy Corp.		3,358	229,016
Otter Tail Corp.		1,095	31,098
Pepco Holdings, Inc.		7,066	142,450
Pinnacle West Capital Corp.		3,789	210,176

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
PNM Resources, Inc.		2,169	$48,130
Portland General Electric Co.		1,100	33,649
PPL Corp.		22,170	670,864
Southern Co.		28,932	1,276,769
UIL Holdings Corp.		1,496	57,222
Unitil Corp.		2,609	75,348
UNS Energy Corp.		1,571	70,271
Westar Energy, Inc.		4,032	128,863
Xcel Energy, Inc.		16,552	469,084

			10,814,817

Electrical Equipment—0.8%
Acuity Brands, Inc.		1,873	141,449
American Superconductor Corp.	*†	1,147	3,028
AMETEK, Inc.		9,526	402,950
AZZ, Inc.		2,357	90,886
Babcock & Wilcox Co. (The)		5,852	175,736
Belden, Inc.		1,894	94,567
Brady Corp., Class A		2,402	73,813
Capstone Turbine Corp.	*†	34,249	40,071
Eaton Corp. plc (Ireland)		15,084	992,678
Emerson Electric Co.		26,062	1,421,422
Encore Wire Corp.		1,400	47,740
Enphase Energy, Inc.	*	4,495	34,746
Franklin Electric Co., Inc.		1,804	60,705
FuelCell Energy, Inc.	*†	56,398	71,625
General Cable Corp.		3,772	115,989
GrafTech International Ltd.	*†	3,487	25,385
Hubbell, Inc., Class B		2,078	205,722
II-VI, Inc.	*	1,364	22,179
LSI Industries, Inc.		1,083	8,761
Polypore International, Inc.	*†	2,675	107,803
Powell Industries, Inc.	*	1,045	53,974
Regal-Beloit Corp.		1,272	82,477
Revolution Lighting Technologies, Inc.	*	8,587	34,348
Rockwell Automation, Inc.		4,331	360,079
Roper Industries, Inc.		2,980	370,176
SolarCity Corp.	*	851	32,142
Vicor Corp.	*	1,380	9,453

			5,079,904

Electronic Equipment, Instruments & Components—0.6%
Agilysys, Inc.	*	1,335	15,072
Amphenol Corp., Class A		5,423	422,669
Anixter International, Inc.	*	1,723	130,621
Arrow Electronics, Inc.	*	4,585	182,712
Avnet, Inc.	*	5,129	172,334
AVX Corp.		2,270	26,672
Badger Meter, Inc.		1,134	50,520
Benchmark Electronics, Inc.	*	2,520	50,652
Checkpoint Systems, Inc.	*	1,441	20,448
Cognex Corp.		2,023	91,480
Coherent, Inc.		1,348	74,234
Corning, Inc.		52,776	751,002
CTS Corp.		1,580	21,551
Daktronics, Inc.		927	9,511
Dolby Laboratories, Inc., Class A	†	1,370	45,827
DTS, Inc.	*	755	15,538
Electro Rent Corp.		950	15,951
Electro Scientific Industries, Inc.		1,421	15,290

		Shares	Value

FARO Technologies, Inc.	*	453	$15,320
FEI Co.		1,368	99,850
FLIR Systems, Inc.		5,608	151,248
Ingram Micro, Inc., Class A	*	1,030	19,560
Insight Enterprises, Inc.	*	2,054	36,438
Itron, Inc.	*	955	40,521
Jabil Circuit, Inc.		8,287	168,889
Littelfuse, Inc.		909	67,820
Maxwell Technologies, Inc.	*	370	2,646
Mercury Systems, Inc.	*	963	8,879
Mesa Laboratories, Inc.		1,200	64,956
Methode Electronics, Inc.		1,383	23,525
Molex, Inc.		2,660	78,044
MTS Systems Corp.		1,342	75,957
National Instruments Corp.		5,121	143,081
Newport Corp.	*	1,614	22,483
OSI Systems, Inc.	*	867	55,852
Park Electrochemical Corp.		1,086	26,075
PC Connection, Inc.		854	13,194
Plexus Corp.	*	1,884	56,313
Power-One, Inc.	*	3,459	21,861
Radisys Corp.	*	961	4,622
Rofin-Sinar Technologies, Inc.	*	2,200	54,868
Rogers Corp.	*	803	37,998
Sanmina Corp.	*	3,577	51,330
ScanSource, Inc.	*	1,126	36,032
SYNNEX Corp.	*	104	4,397
Tech Data Corp.	*	2,057	96,864
Trimble Navigation Ltd.	*	8,636	224,622
TTM Technologies, Inc.	*	1,639	13,768
Uni-Pixel, Inc.	*	2,120	31,185
Universal Display Corp.	*†	1,350	37,949
Vishay Intertechnology, Inc.	*	6,172	85,729
Vishay Precision Group, Inc.	*	440	6,662
Zygo Corp.	*	967	15,288

			4,005,910

Energy Equipment & Services—1.8%
Atwood Oceanics, Inc.	*	1,298	67,561
Baker Hughes, Inc.		14,862	685,584
Basic Energy Services, Inc.	*†	1,600	19,344
Bristow Group, Inc.		982	64,144
Cal Dive International, Inc.	*†	4,816	9,054
Cameron International Corp.	*	9,319	569,950
CARBO Ceramics, Inc.	†	1,137	76,668
Dawson Geophysical Co.	*	924	34,059
Diamond Offshore Drilling, Inc.	†	1,577	108,482
Dresser-Rand Group, Inc.	*	2,924	175,381
Dril-Quip, Inc.	*	880	79,455
Era Group, Inc.	*	713	18,645
Exterran Holdings, Inc.	*	2,465	69,316
FMC Technologies, Inc.	*	8,237	458,636
Geospace Technologies Corp.	*	1,100	75,988
Gulfmark Offshore, Inc., Class A		1,000	45,090
Halliburton Co.		32,022	1,335,958
Helix Energy Solutions Group, Inc.	*	3,853	88,773
Helmerich & Payne, Inc.		3,926	245,179
Hercules Offshore, Inc.	*	5,226	36,791
Hornbeck Offshore Services, Inc.	*	1,800	96,300
ION Geophysical Corp.	*	6,136	36,939
Key Energy Services, Inc.	*	7,257	43,179
Lufkin Industries, Inc.		2,000	176,940
Matrix Service Co.	*	468	7,291

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
McDermott International, Inc.	*	11,704	$95,739
Mitcham Industries, Inc.	*	1,100	18,458
Nabors Industries Ltd. (Bermuda)		10,988	168,226
National Oilwell Varco, Inc.		15,742	1,084,624
Newpark Resources, Inc.	*	3,484	38,289
Oceaneering International, Inc.		4,464	322,301
Oil States International, Inc.	*	2,026	187,689
Parker Drilling Co.	*	3,755	18,700
Patterson-UTI Energy, Inc.		6,712	129,911
PHI, Inc.	*	774	26,548
Pioneer Energy Services Corp.	*	2,700	17,874
Rowan Cos. plc, Class A	*	3,918	133,486
Schlumberger Ltd.		46,995	3,367,662
SEACOR Holdings, Inc.		713	59,215
Seadrill Ltd. (Bermuda)		9,935	404,752
Superior Energy Services, Inc.	*	4,034	104,642
Tesco Corp.	*	3,185	42,201
TETRA Technologies, Inc.	*	2,352	24,132
Tidewater, Inc.		2,250	128,182
Unit Corp.	*	1,702	72,471

			11,069,809

Food & Staples Retailing—2.0%
Andersons, Inc. (The)		700	37,233
Arden Group, Inc., Class A		260	28,701
Casey’s General Stores, Inc.		1,608	96,737
Costco Wholesale Corp.		14,357	1,587,454
CVS Caremark Corp.		43,590	2,492,476
Fresh Market, Inc. (The)	*	1,489	74,033
Harris Teeter Supermarkets, Inc.		1,967	92,174
Kroger Co. (The)		16,971	586,178
Nash Finch Co.		674	14,835
Pantry, Inc. (The)	*	1,200	14,616
Rite Aid Corp.	*	25,982	74,309
Safeway, Inc.		8,825	208,800
SUPERVALU, Inc.	*†	8,154	50,718
Sysco Corp.		20,649	705,370
United Natural Foods, Inc.	*	1,912	103,229
Walgreen Co.		31,202	1,379,128
Wal-Mart Stores, Inc.		56,723	4,225,296
Weis Markets, Inc.		382	17,217
Whole Foods Market, Inc.		12,328	634,645

			12,423,149

Food Products—1.7%
Archer-Daniels-Midland Co.		23,265	788,916
Bunge Ltd.		4,700	332,619
Campbell Soup Co.		5,629	252,123
Chiquita Brands International, Inc.	*	2,150	23,478
ConAgra Foods, Inc.		14,190	495,657
Darling International, Inc.	*	3,150	58,779
Dean Foods Co.	*	6,281	62,935
Farmer Bros. Co.	*	930	13,076
Flowers Foods, Inc.		9,315	205,396
Fresh Del Monte Produce, Inc.		567	15,808
General Mills, Inc.		21,313	1,034,320
Green Mountain Coffee Roasters, Inc.	*†	4,435	332,891
Griffin Land & Nurseries, Inc.		650	18,538
Hain Celestial Group, Inc. (The)	*	1,426	92,647
Hershey Co. (The)		5,148	459,613

		Shares	Value

Hillshire Brands Co.		4,327	$143,137
Hormel Foods Corp.		6,390	246,526
Ingredion, Inc.		3,164	207,622
Inventure Foods, Inc.	*	5,272	44,074
J&J Snack Foods Corp.		761	59,206
J.M. Smucker Co. (The)		4,332	446,846
Kellogg Co.		8,673	557,067
Kraft Foods Group, Inc.		19,695	1,100,360
Lancaster Colony Corp.		1,389	108,328
McCormick & Co., Inc. (Non-Voting Shares)		4,101	288,546
Mead Johnson Nutrition Co.		7,038	557,621
Mondelez International, Inc., Class A		64,045	1,827,204
Post Holdings, Inc.	*	1,156	50,471
Sanderson Farms, Inc.		864	57,387
Seaboard Corp.		18	48,744
Smithfield Foods, Inc.	*	4,682	153,335
Snyders-Lance, Inc.		1,370	38,922
Tootsie Roll Industries, Inc.	†	681	21,642
TreeHouse Foods, Inc.	*	1,256	82,318
Tyson Foods, Inc., Class A		10,231	262,732
WhiteWave Foods Co., Class A	*†	1,604	26,065
WhiteWave Foods Co., Class B	*	2,285	34,732

			10,549,681

Gas Utilities—0.3%
AGL Resources, Inc.		3,698	158,496
Atmos Energy Corp.		2,732	112,176
Chesapeake Utilities Corp.		949	48,864
Delta Natural Gas Co., Inc.		760	16,150
Laclede Group, Inc. (The)		1,025	46,802
National Fuel Gas Co.		3,639	210,880
New Jersey Resources Corp.		1,681	69,812
Northwest Natural Gas Co.		1,183	50,254
ONEOK, Inc.		7,816	322,879
Piedmont Natural Gas Co., Inc.	†	2,740	92,448
Questar Corp.		7,412	176,776
South Jersey Industries, Inc.		2,014	115,624
Southwest Gas Corp.		1,252	58,581
UGI Corp.		2,720	106,379
WGL Holdings, Inc.		2,315	100,054

			1,686,175

Health Care Equipment & Supplies—2.2%
Abaxis, Inc.		749	35,585
Abbott Laboratories		55,843	1,947,804
ABIOMED, Inc.	*	886	19,102
Alere, Inc.	*	3,011	73,770
Align Technology, Inc.	*	2,449	90,711
Analogic Corp.		593	43,188
Baxter International, Inc.		19,308	1,337,465
Becton Dickinson and Co.		7,370	728,377
Boston Scientific Corp.	*	53,540	496,316
C.R. Bard, Inc.		2,876	312,564
CareFusion Corp.	*	6,833	251,796
Cerus Corp.	*†	1,010	4,464
CONMED Corp.		1,362	42,549
Cooper Cos., Inc. (The)		1,627	193,694
Covidien plc (Ireland)		15,578	978,922
CryoLife, Inc.		937	5,866
Cyberonics, Inc.	*	956	49,674
Cynosure, Inc., Class A	*	314	8,158
DENTSPLY International, Inc.		5,668	232,161

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Edwards Lifesciences Corp.	*	4,494	$301,997
Greatbatch, Inc.	*	942	30,888
Haemonetics Corp.	*	2,314	95,684
HeartWare International, Inc.	*†	664	63,153
Hill-Rom Holdings, Inc.		1,576	53,080
Hologic, Inc.	*	9,792	188,986
ICU Medical, Inc.	*	605	43,596
IDEXX Laboratories, Inc.	*	1,985	178,213
Insulet Corp.	*	2,469	77,551
Integra LifeSciences Holdings Corp.	*	1,190	43,590
Intuitive Surgical, Inc.	*	1,385	701,613
Invacare Corp.		1,333	19,142
Masimo Corp.		1,500	31,800
Medtronic, Inc.		36,447	1,875,927
Meridian Bioscience, Inc.		1,158	24,897
Merit Medical Systems, Inc.	*	3,149	35,111
NuVasive, Inc.	*	990	24,542
OraSure Technologies, Inc.	*	1,687	6,546
ResMed, Inc.	†	6,068	273,849
RTI Biologics, Inc.	*	807	3,034
Sirona Dental Systems, Inc.	*	1,664	109,624
Spectranetics Corp.	*	1,045	19,521
St. Jude Medical, Inc.		11,448	522,372
Staar Surgical Co.	*	848	8,607
STERIS Corp.		2,777	119,078
Stryker Corp.		10,577	684,120
SurModics, Inc.	*	9	180
Teleflex, Inc.		1,322	102,442
Thoratec Corp.	*	2,306	72,201
Varian Medical Systems, Inc.	*	4,761	321,129
Volcano Corp.	*	1,970	35,716
West Pharmaceutical Services, Inc.		1,704	119,723
Wright Medical Group, Inc.	*	1,309	34,309
Zimmer Holdings, Inc.		6,664	499,400

			13,573,787

Health Care Providers & Services—2.2%
Aetna, Inc.		14,039	892,038
Air Methods Corp.		2,900	98,252
Almost Family, Inc.		422	8,018
Amedisys, Inc.	*	1,698	19,731
AmerisourceBergen Corp.		9,159	511,347
AMN Healthcare Services, Inc.	*	1,507	21,580
Amsurg Corp.	*	1,423	49,947
BioScrip, Inc.	*	1,095	18,067
Brookdale Senior Living, Inc.	*	2,200	58,168
Cardinal Health, Inc.		11,444	540,157
Catamaran Corp.	*	7,215	351,515
Centene Corp.	*	1,972	103,451
Chemed Corp.		1,162	84,164
Chindex International, Inc.	*	822	13,333
Cigna Corp.		9,301	674,229
Community Health Systems, Inc.		4,282	200,740
Cross Country Healthcare, Inc.	*	1,339	6,909
DaVita HealthCare Partners, Inc.	*	3,507	423,646
Express Scripts Holding Co.	*	29,377	1,812,267
Gentiva Health Services, Inc.	*	1,474	14,681
Hanger, Inc.	*	1,083	34,255
HCA Holdings, Inc.		6,783	244,595
Health Management Associates, Inc., Class A	*	9,953	156,461

		Shares	Value

Health Net, Inc.	*	3,209	$102,110
HealthSouth Corp.	*	2,220	63,936
Healthways, Inc.	*	1,362	23,672
Henry Schein, Inc.	*	3,652	349,679
Humana, Inc.		4,622	390,004
Kindred Healthcare, Inc.	*	2,148	28,203
Laboratory Corp. of America Holdings	*	3,138	314,114
Landauer, Inc.		598	28,889
LifePoint Hospitals, Inc.	*	2,149	104,957
Magellan Health Services, Inc.	*	1,400	78,512
McKesson Corp.		8,412	963,174
MEDNAX, Inc.	*	2,182	199,828
MWI Veterinary Supply, Inc.	*	519	63,962
National Healthcare Corp.		431	20,602
National Research Corp., Class A	*	3,750	67,500
Omnicare, Inc.		4,277	204,056
Owens & Minor, Inc.	†	2,434	82,342
Patterson Cos., Inc.		4,679	175,930
PharMerica Corp.	*	1,365	18,919
Quest Diagnostics, Inc.		4,403	266,954
Team Health Holdings, Inc.	*	766	31,460
Tenet Healthcare Corp.	*	4,822	222,294
U.S. Physical Therapy, Inc.		1,300	35,932
UnitedHealth Group, Inc.		36,368	2,381,377
Universal American Corp.		1,812	16,109
Universal Health Services, Inc., Class B		2,466	165,123
VCA Antech, Inc.	*	3,442	89,802
WellCare Health Plans, Inc.	*	1,500	83,325
WellPoint, Inc.		10,501	859,402

			13,769,718

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.	*	4,515	58,424
athenahealth, Inc.	*	1,151	97,513
Cerner Corp.	*	5,792	556,553
HMS Holdings Corp.	*	4,230	98,559
Omnicell, Inc.	*	783	16,091
Quality Systems, Inc.		1,536	28,738

			855,878

Hotels, Restaurants & Leisure—2.0%
Ameristar Casinos, Inc.		300	7,887
Bally Technologies, Inc.	*	1,971	111,204
Biglari Holdings, Inc.	*	63	25,855
Bob Evans Farms, Inc.		1,465	68,826
Boyd Gaming Corp.	*†	2,619	29,595
Brinker International, Inc.		2,003	78,978
Buffalo Wild Wings, Inc.	*	867	85,105
Carnival Corp.		13,265	454,857
CEC Entertainment, Inc.		1,614	66,239
Cheesecake Factory, Inc. (The)		3,444	144,269
Chipotle Mexican Grill, Inc.	*	1,003	365,443
Choice Hotels International, Inc.		1,616	64,139
Churchill Downs, Inc.		638	50,306
Cracker Barrel Old Country Store, Inc.		919	86,993
Darden Restaurants, Inc.		3,930	198,386
DineEquity, Inc.		1,079	74,311
Domino’s Pizza, Inc.		532	30,936
Dunkin’ Brands Group, Inc.		1,532	65,600
International Game Technology		7,153	119,527

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
International Speedway Corp., Class A		1,190	$37,449
Interval Leisure Group, Inc.		1,886	37,569
Isle of Capri Casinos, Inc.	*	1,250	9,375
Jack in the Box, Inc.	*	2,874	112,920
Krispy Kreme Doughnuts, Inc.	*	2,573	44,899
Las Vegas Sands Corp.		14,782	782,411
Life Time Fitness, Inc.	*	1,774	88,895
Marcus Corp.		1,505	19,144
Marriott International, Inc., Class A		9,639	389,126
Marriott Vacations Worldwide Corp.	*	1,075	46,483
McDonald’s Corp.		35,424	3,506,976
MGM Resorts International	*	8,952	132,311
Morgans Hotel Group Co.	*†	2,300	18,538
Multimedia Games Holding Co., Inc.	*	1,202	31,336
Panera Bread Co., Class A	*	1,250	232,425
Papa John’s International, Inc.	*	1,610	105,246
Penn National Gaming, Inc.	*	2,586	136,696
Pinnacle Entertainment, Inc.	*	1,629	32,042
Red Robin Gourmet Burgers, Inc.	*	692	38,185
Royal Caribbean Cruises Ltd.		7,613	253,817
Ruby Tuesday, Inc.	*	2,816	25,992
Scientific Games Corp., Class A	*	2,517	28,316
SHFL Entertainment, Inc.	*	1,527	27,043
Six Flags Entertainment Corp.		2,984	104,917
Sonic Corp.	*	3,730	54,309
Speedway Motorsports, Inc.		149	2,593
Starbucks Corp.		26,310	1,723,042
Starwood Hotels & Resorts Worldwide, Inc.		7,939	501,665
Texas Roadhouse, Inc.		3,070	76,811
Vail Resorts, Inc.		1,491	91,726
Wendy’s Co. (The)		20,523	119,649
WMS Industries, Inc.	*	564	14,388
Wyndham Worldwide Corp.		5,799	331,877
Wynn Resorts Ltd.		2,554	326,912
Yum! Brands, Inc.		14,951	1,036,702

			12,650,241

Household Durables—0.5%
American Greetings Corp., Class A		2,760	50,287
Bassett Furniture Industries, Inc.		1,139	17,689
Beazer Homes USA, Inc.	*†	4,467	78,262
Blyth, Inc.	†	920	12,843
CSS Industries, Inc.		2,711	67,585
D.R. Horton, Inc.		8,007	170,389
Ethan Allen Interiors, Inc.	†	1,551	44,669
Garmin Ltd. (Switzerland)	†	3,151	113,940
Harman International Industries, Inc.		2,728	147,858
Helen of Troy Ltd. (Bermuda)	*	1,333	51,147
Hooker Furniture Corp.		4,293	69,804
Hovnanian Enterprises, Inc., Class A	*†	13,407	75,213
Jarden Corp.	*	3,082	134,838
KB Home	†	3,248	63,758
La-Z-Boy, Inc.		2,404	48,729
Leggett & Platt, Inc.		2,928	91,032

		Shares	Value

Lennar Corp., Class A		5,675	$204,527
M/I Homes, Inc.	*	610	14,006
MDC Holdings, Inc.		1,091	35,468
Meritage Homes Corp.	*	1,300	56,368
Mohawk Industries, Inc.	*	1,833	206,194
NACCO Industries, Inc., Class A		309	17,700
Newell Rubbermaid, Inc.		7,929	208,136
NVR, Inc.	*	112	103,264
PulteGroup, Inc.	*	13,539	256,835
Ryland Group, Inc. (The)		1,852	74,265
Standard Pacific Corp.	*†	2,568	21,391
Tempur Sealy International, Inc.	*	1,346	59,089
Toll Brothers, Inc.	*	4,132	134,827
Tupperware Brands Corp.		2,427	188,554
Universal Electronics, Inc.	*	639	17,975
Whirlpool Corp.		2,800	320,208

			3,156,850

Household Products—1.8%
Central Garden and Pet Co., Class A	*	1,230	8,487
Church & Dwight Co., Inc.		5,138	317,066
Clorox Co. (The)		4,503	374,379
Colgate-Palmolive Co.		33,466	1,917,267
Energizer Holdings, Inc.		1,856	186,547
Kimberly-Clark Corp.		13,185	1,280,791
Procter & Gamble Co. (The)		95,926	7,385,343
WD-40 Co.		949	51,701

			11,521,581

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)		26,935	322,951
Calpine Corp.	*	16,000	339,680
Genie Energy Ltd., Class B	*	1,600	14,640
NRG Energy, Inc.		9,872	263,582

			940,853

Industrial Conglomerates—2.0%
3M Co.		24,174	2,643,427
Carlisle Cos., Inc.		2,452	152,784
Danaher Corp.		21,167	1,339,871
General Electric Co.		361,549	8,384,321

			12,520,403

Insurance—4.3%
ACE Ltd. (Switzerland)		10,951	979,895
Aflac, Inc.		17,267	1,003,558
Alleghany Corp.	*	614	235,352
Allied World Assurance Co. Holdings AG (Switzerland)		343	31,388
Allstate Corp. (The)		17,572	845,565
American Equity Investment Life Holding Co.		4,302	67,541
American Financial Group, Inc.		2,657	129,954
American International Group, Inc.	*	49,155	2,197,228
American National Insurance Co.		945	93,999
Aon plc (United Kingdom)		10,300	662,805
Arch Capital Group Ltd. (Bermuda)	*	4,284	220,240
Argo Group International Holdings Ltd. (Bermuda)		988	41,881

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Arthur J. Gallagher & Co.		3,230	$141,119
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	130,260
Assurant, Inc.		1,358	69,136
Assured Guaranty Ltd. (Bermuda)		7,538	166,288
Axis Capital Holdings Ltd. (Bermuda)		5,691	260,534
Baldwin & Lyons, Inc., Class B		945	22,945
Berkshire Hathaway, Inc., Class B	*	62,577	7,003,618
Brown & Brown, Inc.		5,036	162,361
Chubb Corp. (The)		8,832	747,629
Cincinnati Financial Corp.		6,036	277,052
CNA Financial Corp.		1,422	46,386
CNO Financial Group, Inc.		6,600	85,536
Crawford & Co., Class B		1,891	10,627
EMC Insurance Group, Inc.		341	8,955
Employers Holdings, Inc.		2,770	67,726
Endurance Specialty Holdings Ltd. (Bermuda)		2,698	138,812
Erie Indemnity Co., Class A		1,023	81,523
Everest Re Group Ltd. (Bermuda)		2,228	285,763
FBL Financial Group, Inc., Class A		1,275	55,475
Fidelity National Financial, Inc., Class A		8,236	196,099
First American Financial Corp.		3,159	69,624
Genworth Financial, Inc., Class A	*	16,181	184,625
Hanover Insurance Group, Inc. (The)		2,346	114,790
Hartford Financial Services Group, Inc.		15,915	492,092
HCC Insurance Holdings, Inc.		3,999	172,397
Health Insurance Innovations, Inc., Series A	*	3,279	34,495
Hilltop Holdings, Inc.	*	1,180	19,352
Horace Mann Educators Corp.		2,000	48,760
Independence Holding Co.		1,056	12,482
Infinity Property & Casualty Corp.		810	48,406
Kansas City Life Insurance Co.		902	34,520
Kemper Corp.		1,906	65,281
Lincoln National Corp.		10,899	397,487
Loews Corp.		8,711	386,768
Markel Corp.	*	352	185,486
Marsh & McLennan Cos., Inc.		18,811	750,935
MBIA, Inc.	*	5,212	69,372
Mercury General Corp.		1,109	48,752
MetLife, Inc.		32,137	1,470,589
Montpelier Re Holdings Ltd. (Bermuda)		3,734	93,387
National Financial Partners Corp.	*	1,495	37,838
Navigators Group, Inc. (The)	*	938	53,504
Old Republic International Corp.		10,195	131,210
PartnerRe Ltd. (Bermuda)		2,300	208,288
Phoenix Cos., Inc. (The)	*	210	9,030
Platinum Underwriters Holdings Ltd. (Bermuda)		2,206	126,227
Principal Financial Group, Inc.		10,891	407,868
ProAssurance Corp.		2,054	107,137
Progressive Corp. (The)		18,475	469,635
Protective Life Corp.		3,130	120,223
Prudential Financial, Inc.		16,965	1,238,954

		Shares	Value

Reinsurance Group of America, Inc.		1,440	$99,518
RenaissanceRe Holdings Ltd. (Bermuda)		2,164	187,814
RLI Corp.		1,164	88,941
Safety Insurance Group, Inc.		850	41,234
Selective Insurance Group, Inc.		2,122	48,848
StanCorp Financial Group, Inc.		2,460	121,549
State Auto Financial Corp.		488	8,867
Stewart Information Services Corp.		1,239	32,449
Torchmark Corp.		2,054	133,798
Travelers Cos., Inc. (The)		13,843	1,106,333
United Fire Group, Inc.		1,250	31,038
Unum Group		7,547	221,655
Validus Holdings Ltd. (Bermuda)		3,553	128,334
W.R. Berkley Corp.		2,501	102,191
White Mountains Insurance Group Ltd.		300	172,482
XL Group plc (Ireland)		7,279	220,699

			26,822,514

Internet & Catalog Retail—1.1%
1-800-Flowers.com, Inc., Class A	*	793	4,909
Amazon.com, Inc.	*	12,989	3,606,915
Expedia, Inc.		3,588	215,818
Groupon, Inc.	*	10,416	88,536
HSN, Inc.		1,886	101,316
Liberty Interactive Corp., Series A	*	16,418	377,778
Liberty Ventures, Series A	*	1,648	140,096
Netflix, Inc.	*	1,859	392,416
Orbitz Worldwide, Inc.	*	4,023	32,305
Overstock.com, Inc.	*	770	21,714
priceline.com, Inc.	*	1,730	1,430,935
TripAdvisor, Inc.	*	3,588	218,402

			6,631,140

Internet Software & Services—2.5%
Akamai Technologies, Inc.	*	7,479	318,232
Angie’s List, Inc.	*	1,166	30,957
AOL, Inc.	*	3,989	145,519
Blucora, Inc.	*	1,323	24,528
Brightcove, Inc.	*	3,636	31,851
CoStar Group, Inc.	*	770	99,384
Dealertrack Technologies, Inc.	*	1,800	63,774
Digital River, Inc.	*	1,627	30,539
EarthLink, Inc.		5,814	36,105
eBay, Inc.	*	43,294	2,239,166
Equinix, Inc.	*	1,616	298,508
Facebook, Inc., Class A	*	55,636	1,383,111
Google, Inc., Class A	*	9,260	8,152,226
IAC/InterActiveCorp		2,481	117,996
Internap Network Services Corp.	*	1,297	10,726
j2 Global, Inc.		1,614	68,611
Keynote Systems, Inc.		1,400	27,664
LinkedIn Corp., Class A	*	2,769	493,713
LivePerson, Inc.	*	3,333	29,847
Marin Software, Inc.	*	3,014	30,863
Monster Worldwide, Inc.	*	4,681	22,984
Move, Inc.	*	1,840	23,589
Net Element International, Inc.	*	5,378	27,912
NIC, Inc.		2,450	40,499
Rackspace Hosting, Inc.	*	2,666	101,015
RealNetworks, Inc.	*	1,461	11,045

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Stamps.com, Inc.	*	1,050	$41,360
support.com, Inc.	*	1,562	7,138
Trulia, Inc.	*	998	31,028
United Online, Inc.		2,509	19,018
Unwired Planet, Inc.	*	2,570	5,012
ValueClick, Inc.	*	4,058	100,151
VeriSign, Inc.	*	4,905	219,057
Web.com Group, Inc.	*	308	7,885
WebMD Health Corp.	*	2,424	71,193
XO Group, Inc.	*	2,304	25,805
Yahoo! Inc.	*	35,422	889,446
Yelp, Inc.	*	985	34,248
Zix Corp.	*	1,015	4,293

			15,315,998

IT Services—3.4%
Accenture plc, Class A (Ireland)		22,084	1,589,165
Acxiom Corp.	*	3,451	78,269
Alliance Data Systems Corp.	*	1,955	353,914
Amdocs Ltd.		3,130	116,092
Automatic Data Processing, Inc.		17,041	1,173,443
Broadridge Financial Solutions, Inc.		5,748	152,782
CACI International, Inc., Class A	*	1,198	76,061
CIBER, Inc.	*	2,444	8,163
Cognizant Technology Solutions Corp., Class A	*	11,127	696,661
Computer Sciences Corp.		5,963	261,001
Convergys Corp.		5,933	103,412
CoreLogic, Inc.	*	3,159	73,194
CSG Systems International, Inc.	*	2,153	46,720
DST Systems, Inc.		2,122	138,630
Euronet Worldwide, Inc.	*	1,056	33,644
Fidelity National Information Services, Inc.		9,512	407,494
Fiserv, Inc.	*	3,747	327,525
FleetCor Technologies, Inc.	*	1,450	117,885
Forrester Research, Inc.		963	35,332
Gartner, Inc.	*	3,107	177,068
Genpact Ltd. (Bermuda)		6,727	129,427
Global Payments, Inc.		3,238	149,984
Hackett Group, Inc. (The)		1,140	5,917
iGATE Corp.	*	1,397	22,939
International Business Machines Corp.		36,450	6,965,960
Jack Henry & Associates, Inc.		3,591	169,244
Lender Processing Services, Inc.		4,048	130,953
Lionbridge Technologies, Inc.	*	1,165	3,379
ManTech International Corp., Class A	†	1,217	31,788
Mastercard, Inc., Class A		3,896	2,238,252
MAXIMUS, Inc.		2,104	156,706
ModusLink Global Solutions, Inc.	*	1,007	3,202
MoneyGram International, Inc.	*	468	10,600
NeuStar, Inc., Class A	*	3,140	152,855
Paychex, Inc.		9,849	359,686
SAIC, Inc.		8,529	118,809
Sapient Corp.	*	4,150	54,199
Sykes Enterprises, Inc.	*	1,423	22,426
Syntel, Inc.		1,554	97,700
TeleTech Holdings, Inc.	*	2,738	64,151
Teradata Corp.	*	6,451	324,034

		Shares	Value

Total System Services, Inc.		6,935	$169,769
Unisys Corp.	*	1,371	30,258
VeriFone Systems, Inc.	*	3,103	52,161
Visa, Inc., Class A		18,474	3,376,124
Western Union Co. (The)		23,068	394,693
WEX, Inc.	*	1,750	134,225

			21,335,896

Leisure Equipment & Products—0.2%
Arctic Cat, Inc.		1,857	83,528
Brunswick Corp.		3,797	121,314
Callaway Golf Co.		2,881	18,957
Hasbro, Inc.		2,107	94,457
JAKKS Pacific, Inc.		765	8,606
LeapFrog Enterprises, Inc.	*†	1,261	12,408
Mattel, Inc.		10,938	495,601
Polaris Industries, Inc.		2,406	228,570
Steinway Musical Instruments, Inc.	*	683	20,784
Sturm Ruger & Co., Inc.	†	1,052	50,538

			1,134,763

Life Sciences Tools & Services—0.6%
Affymetrix, Inc.	*	2,525	11,211
Agilent Technologies, Inc.		10,372	443,507
Bio-Rad Laboratories, Inc., Class A	*	623	69,900
Bruker Corp.	*	1,667	26,922
Cambrex Corp.	*	1,258	17,574
Charles River Laboratories International, Inc.	*	2,755	113,038
Covance, Inc.	*	2,839	216,161
Furiex Pharmaceuticals, Inc.	*	394	13,423
Illumina, Inc.	*†	4,535	339,399
Life Technologies Corp.	*	6,618	489,798
Luminex Corp.	*	1,070	22,053
Mettler-Toledo International, Inc.	*	913	183,696
PAREXEL International Corp.	*	2,306	105,938
PerkinElmer, Inc.		5,266	171,145
QIAGEN NV (Netherlands)	*	6,882	137,021
Sequenom, Inc.	*†	19,756	83,173
Techne Corp.		1,736	119,923
Thermo Fisher Scientific, Inc.		13,198	1,116,947
Waters Corp.	*	3,591	359,279

			4,040,108

Machinery—2.1%
Actuant Corp., Class A		2,022	66,665
AGCO Corp.		3,068	153,983
Albany International Corp., Class A		1,437	47,392
American Railcar Industries, Inc.		1,200	40,212
Ampco-Pittsburgh Corp.		613	11,506
Astec Industries, Inc.		821	28,152
Barnes Group, Inc.		2,018	60,520
Blount International, Inc.	*	1,532	18,108
Briggs & Stratton Corp.		1,822	36,076
Caterpillar, Inc.		22,687	1,871,451
Chart Industries, Inc.	*	1,070	100,676
CIRCOR International, Inc.		711	36,161
CLARCOR, Inc.		2,354	122,902
Colfax Corp.	*	1,142	59,510
Crane Co.		2,467	147,823

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Cummins, Inc.		6,083	$659,762
Deere & Co.		13,189	1,071,606
Donaldson Co., Inc.		4,058	144,708
Dover Corp.		5,761	447,399
EnPro Industries, Inc.	*	981	49,796
ESCO Technologies, Inc.		1,222	39,568
Federal Signal Corp.	*	2,159	18,891
Flow International Corp.	*	2,200	8,118
Flowserve Corp.		5,994	323,736
FreightCar America, Inc.		900	15,291
Gardner Denver, Inc.		1,836	138,030
Graco, Inc.		2,883	182,234
Harsco Corp.		3,646	84,551
Hurco Cos., Inc.		300	8,631
Hyster-Yale Materials Handling, Inc.		618	38,804
IDEX Corp.		3,304	177,788
Illinois Tool Works, Inc.		14,022	969,902
Ingersoll-Rand plc (Ireland)		9,095	504,954
ITT Corp.		2,488	73,172
John Bean Technologies Corp.		1,164	24,456
Joy Global, Inc.		4,237	205,622
Kadant, Inc.		721	21,753
Kaydon Corp.		1,422	39,176
Kennametal, Inc.		3,196	124,101
Lincoln Electric Holdings, Inc.		3,754	214,992
Lindsay Corp.		808	60,584
Manitowoc Co., Inc. (The)		5,044	90,338
Meritor, Inc.	*	2,791	19,677
Middleby Corp.	*	984	167,369
Mueller Industries, Inc.		1,592	80,285
Mueller Water Products, Inc., Class A		3,000	20,730
Navistar International Corp.	*	2,436	67,623
Nordson Corp.		3,044	210,980
Oshkosh Corp.	*	2,868	108,898
PACCAR, Inc.		13,455	721,995
Pall Corp.		3,831	254,493
Parker Hannifin Corp.		5,068	483,487
Pentair Ltd. (Switzerland)		6,813	393,042
Snap-on, Inc.		2,419	216,210
SPX Corp.		2,157	155,261
Standex International Corp.		724	38,191
Stanley Black & Decker, Inc.		5,209	402,656
Tennant Co.		1,280	61,786
Terex Corp.	*	4,124	108,461
Timken Co.		3,702	208,349
Titan International, Inc.		1,356	22,876
Toro Co. (The)		2,040	92,636
Trinity Industries, Inc.		3,051	117,280
Valmont Industries, Inc.		1,162	166,271
Wabash National Corp.	*	6,441	65,569
WABCO Holdings, Inc.	*	2,354	175,820
Wabtec Corp.		3,474	185,616
Watts Water Technologies, Inc., Class A		1,225	55,542
Woodward, Inc.		2,448	97,920
Xylem, Inc.		4,977	134,080

			13,372,203

Marine—0.0%
Kirby Corp.	*	2,358	187,555

		Shares	Value

Matson, Inc.		1,466	$36,650

			224,205

Media—3.7%
AMC Networks, Inc., Class A	*	2,261	147,892
Arbitron, Inc.		1,298	60,292
Belo Corp., Class A		4,721	65,858
Cablevision Systems Corp., Class A		9,044	152,120
CBS Corp., Class B		22,573	1,103,143
Charter Communications, Inc., Class A	*	1,664	206,086
Cinemark Holdings, Inc.		3,727	104,058
Clear Channel Outdoor Holdings, Inc., Class A	*	2,500	18,650
Comcast Corp., Class A		92,809	3,886,841
Crown Media Holdings, Inc., Class A	*†	5,899	14,571
Cumulus Media, Inc., Class A	*†	2,174	7,370
DIRECTV	*	19,142	1,179,530
Discovery Communications, Inc., Class A	*	8,104	625,710
DISH Network Corp., Class A		6,361	270,470
DreamWorks Animation SKG, Inc., Class A	*†	1,300	33,358
Entercom Communications Corp., Class A	*	2,183	20,608
Entravision Communications Corp., Class A		2,852	17,540
EW Scripps Co. (The), Class A	*	1,204	18,758
Gannett Co., Inc.		7,301	178,582
Harte-Hanks, Inc.		3,119	26,823
Interpublic Group of Cos., Inc. (The)		17,203	250,304
John Wiley & Sons, Inc., Class A		2,491	99,864
Journal Communications, Inc., Class A	*	3,900	29,211
Lamar Advertising Co., Class A	*	3,479	150,989
Liberty Global plc, Series A, Class A (United Kingdom)	*	10,967	812,435
Liberty Global plc, Series C (United Kingdom)	*	1,736	117,857
Liberty Media Corp.	*	4,003	507,420
LIN TV Corp., Class A	*	1,419	21,711
Lions Gate Entertainment Corp.	*	5,038	138,394
Live Nation Entertainment, Inc.	*	5,485	85,017
Madison Square Garden Co. (The), Class A	*	2,261	133,964
McClatchy Co. (The), Class A	*†	2,444	5,572
Meredith Corp.	†	2,083	99,359
National CineMedia, Inc.		2,226	37,597
New York Times Co. (The), Class A	*	5,682	62,843
News Corp., Class A		70,255	2,290,313
Nexstar Broadcasting Group, Inc., Class A		902	31,985
Omnicom Group, Inc.		9,924	623,922
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	2,743	49,100

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Salem Communications Corp., Class A		850	$6,367
Scholastic Corp.		1,845	54,040
Scripps Networks Interactive, Inc., Class A		3,612	241,137
Sinclair Broadcast Group, Inc., Class A		2,049	60,200
Sirius XM Radio, Inc.		126,403	423,450
Starz, Class A	*	4,301	95,052
Thomson Reuters Corp.		13,044	424,843
Time Warner Cable, Inc.		10,238	1,151,570
Time Warner, Inc.		33,435	1,933,212
Valassis Communications, Inc.	†	2,236	54,983
Viacom, Inc., Class B		16,902	1,150,181
Walt Disney Co. (The)		61,815	3,903,617
Washington Post Co. (The), Class B		258	124,813
World Wrestling Entertainment, Inc., Class A		1,030	10,619

			23,320,201

Metals & Mining—0.7%
AK Steel Holding Corp.	*†	5,009	15,227
Alcoa, Inc.		44,044	344,424
Allegheny Technologies, Inc.		3,760	98,926
Allied Nevada Gold Corp.	*	3,041	19,706
AMCOL International Corp.		1,186	37,584
Carpenter Technology Corp.		1,882	84,822
Century Aluminum Co.	*	865	8,027
Cliffs Natural Resources, Inc.	†	4,448	72,280
Coeur Mining, Inc.	*	7,315	97,289
Commercial Metals Co.		4,080	60,262
Compass Minerals International, Inc.		1,915	161,875
Freeport-McMoRan Copper & Gold, Inc.		36,569	1,009,670
Hecla Mining Co.	†	20,609	61,415
Materion Corp.		1,122	30,395
Molycorp, Inc.	*†	7,253	44,969
Newmont Mining Corp.		16,854	504,777
Nucor Corp.		10,963	474,917
Paramount Gold and Silver Corp.	*	26,200	31,178
Reliance Steel & Aluminum Co.		2,966	194,451
Royal Gold, Inc.		1,153	48,518
RTI International Metals, Inc.	*	1,363	37,769
Schnitzer Steel Industries, Inc., Class A		693	16,202
Southern Copper Corp.		7,739	213,751
Steel Dynamics, Inc.		8,080	120,473
Stillwater Mining Co.	*	3,727	40,028
SunCoke Energy, Inc.	*	1,473	20,651
Tahoe Resources, Inc.	*	5,318	75,250
United States Steel Corp.	†	5,607	98,291
Walter Energy, Inc.	†	1,840	19,136
Worthington Industries, Inc.		3,575	113,363

			4,155,626

Multiline Retail—0.8%
Big Lots, Inc.	*	1,874	59,087
Dillard’s, Inc., Class A		1,535	125,824
Dollar General Corp.	*	9,544	481,304

		Shares	Value

Dollar Tree, Inc.	*	8,356	$424,819
Family Dollar Stores, Inc.		3,743	233,226
Fred’s, Inc., Class A		1,781	27,588
J.C. Penney Co., Inc.	*†	7,928	135,410
Kohl’s Corp.		8,292	418,829
Macy’s, Inc.		14,423	692,304
Nordstrom, Inc.		6,080	364,435
Saks, Inc.	*	5,811	79,262
Sears Holdings Corp.	*†	2,729	114,836
Target Corp.		23,232	1,599,756
Tuesday Morning Corp.	*	1,816	18,832

			4,775,512

Multi-Utilities—1.1%
Alliant Energy Corp.		4,491	226,436
Ameren Corp.		8,429	290,295
Avista Corp.		1,759	47,528
Black Hills Corp.		2,041	99,499
CenterPoint Energy, Inc.		12,705	298,440
CMS Energy Corp.		11,539	313,515
Consolidated Edison, Inc.		9,508	554,411
Dominion Resources, Inc.		18,948	1,076,625
DTE Energy Co.		5,654	378,875
Integrys Energy Group, Inc.		3,108	181,911
MDU Resources Group, Inc.		7,657	198,393
NiSource, Inc.		10,893	311,976
NorthWestern Corp.		1,449	57,815
PG&E Corp.		13,909	636,059
Public Service Enterprise Group, Inc.		19,188	626,680
SCANA Corp.		4,791	235,238
Sempra Energy		7,448	608,948
TECO Energy, Inc.		7,797	134,030
Vectren Corp.		3,706	125,374
Wisconsin Energy Corp.		9,128	374,157

			6,776,205

Office Electronics—0.1%
Xerox Corp.		37,010	335,680
Zebra Technologies Corp., Class A	*	2,988	129,799

			465,479

Oil, Gas & Consumable Fuels—7.7%
Adams Resources & Energy, Inc.		1,006	69,303
Alpha Natural Resources, Inc.	*	8,351	43,759
Anadarko Petroleum Corp.		17,995	1,546,310
Apache Corp.		13,575	1,137,992
Apco Oil and Gas International, Inc.	*	1,181	13,617
Arch Coal, Inc.	†	7,214	27,269
Berry Petroleum Co., Class A		2,902	122,813
BPZ Resources, Inc.	*†	4,003	7,165
Cabot Oil & Gas Corp.		6,150	436,773
Callon Petroleum Co.	*	779	2,625
Carrizo Oil & Gas, Inc.	*	1,800	50,994
Cheniere Energy, Inc.	*	6,673	185,242
Chesapeake Energy Corp.		23,218	473,183
Chevron Corp.		67,803	8,023,807
Cimarex Energy Co.		2,681	174,238
Clayton Williams Energy, Inc.	*	550	23,925
Cobalt International Energy, Inc.	*	6,732	178,869
Comstock Resources, Inc.		1,735	27,291
Concho Resources, Inc.	*	3,943	330,108
ConocoPhillips		43,461	2,629,390

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
CONSOL Energy, Inc.		7,662	$207,640
Contango Oil & Gas Co.		902	30,442
Continental Resources, Inc.	*	2,212	190,365
Crosstex Energy, Inc.		2,100	41,496
Denbury Resources, Inc.	*	16,015	277,380
Devon Energy Corp.		14,461	750,237
Emerald Oil, Inc.	*	4,541	31,151
Energen Corp.		2,644	138,175
Energy XXI Bermuda Ltd. (Bermuda)	†	3,270	72,529
EOG Resources, Inc.		9,326	1,228,048
EQT Corp.		5,288	419,709
EXCO Resources, Inc.	†	8,720	66,621
Exxon Mobil Corp.		155,041	14,007,954
Forest Oil Corp.	*	3,820	15,624
FX Energy, Inc.	*†	3,496	11,222
Gastar Exploration Ltd.	*	11,611	31,001
Golar LNG Ltd. (Bermuda)	†	3,300	105,237
Goodrich Petroleum Corp.	*†	1,566	20,045
Gulfport Energy Corp.	*	3,188	150,059
Halcon Resources Corp.	*	5,474	31,038
Hess Corp.		10,275	683,185
HollyFrontier Corp.		7,651	327,310
Kinder Morgan, Inc.		20,782	792,833
Kodiak Oil & Gas Corp.	*	17,054	151,610
L&L Energy, Inc.	*	8,563	30,399
Magnum Hunter Resources Corp.	*	8,937	32,620
Marathon Oil Corp.		25,577	884,453
Marathon Petroleum Corp.		12,128	861,816
Murphy Oil Corp.		5,804	353,406
Newfield Exploration Co.	*	3,712	88,680
Noble Energy, Inc.		11,892	713,996
Oasis Petroleum, Inc.	*	3,200	124,384
Occidental Petroleum Corp.		27,960	2,494,871
PDC Energy, Inc.	*	1,250	64,350
Peabody Energy Corp.		10,624	155,535
Penn Virginia Corp.	*	13,955	65,588
PetroQuest Energy, Inc.	*	3,346	13,250
Phillips 66		22,535	1,327,537
Pioneer Natural Resources Co.		5,081	735,475
QEP Resources, Inc.		7,412	205,905
Quicksilver Resources, Inc.	*†	3,960	6,653
Range Resources Corp.		5,516	426,497
Rentech, Inc.		38,127	80,067
Rosetta Resources, Inc.	*	3,400	144,568
SandRidge Energy, Inc.	*†	26,990	128,472
Ship Finance International Ltd. (Norway)	†	3,352	49,744
SM Energy Co.		2,262	135,675
Southwestern Energy Co.	*	12,344	450,926
Spectra Energy Corp.		23,691	816,392
Stone Energy Corp.	*	1,208	26,612
Swift Energy Co.	*	1,142	13,693
Teekay Corp. (Bermuda)		1,691	68,705
Tesoro Corp.		3,822	199,967
Ultra Petroleum Corp.	*†	7,839	155,369
Uranium Energy Corp. (Canada)	*	16,570	29,660
Vaalco Energy, Inc.	*	3,800	21,736
Valero Energy Corp.		20,375	708,439
Warren Resources, Inc.	*	3,600	9,180

		Shares	Value

Western Refining, Inc.	†	2,500	$70,175
Whiting Petroleum Corp.	*	2,484	114,488
Williams Cos., Inc. (The)		24,207	786,001
World Fuel Services Corp.		1,920	76,762
WPX Energy, Inc.	*	8,069	152,827

			48,110,457

Paper & Forest Products—0.2%
Buckeye Technologies, Inc.		1,251	46,337
Clearwater Paper Corp.	*	924	43,483
Deltic Timber Corp.		724	41,862
Domtar Corp. (Canada)		1,388	92,302
International Paper Co.		14,370	636,735
Louisiana-Pacific Corp.	*	4,396	65,017
Neenah Paper, Inc.		652	20,714
P.H. Glatfelter Co.		1,740	43,674
Schweitzer-Mauduit International, Inc.		1,448	72,226
Wausau Paper Corp.		1,903	21,694

			1,084,044

Personal Products—0.2%
Avon Products, Inc.		14,351	301,802
Elizabeth Arden, Inc.	*	1,017	45,836
Estee Lauder Cos., Inc. (The), Class A		7,494	492,880
Herbalife Ltd. (Cayman Islands)	†	3,985	179,883
Medifast, Inc.	*	734	18,908
Nu Skin Enterprises, Inc., Class A		3,018	184,460
USANA Health Sciences, Inc.	*†	593	42,921

			1,266,690

Pharmaceuticals—5.0%
AbbVie, Inc.		55,703	2,302,762
AcelRx Pharmaceuticals, Inc.	*	3,645	33,789
Actavis, Inc.	*	4,630	584,399
Alimera Sciences, Inc.	*	6,205	30,280
Allergan, Inc.		11,119	936,665
AVANIR Pharmaceuticals, Inc., Class A	*†	19,069	87,717
Bristol-Myers Squibb Co.		58,363	2,608,242
Eli Lilly & Co.		35,644	1,750,833
Endo Health Solutions, Inc.	*	4,151	152,715
Forest Laboratories, Inc.	*	9,208	377,528
Hi-Tech Pharmacal Co., Inc.		862	28,618
Hospira, Inc.	*	5,415	207,449
Jazz Pharmaceuticals plc (Ireland)	*	1,945	133,680
Johnson & Johnson		96,730	8,305,238
Medicines Co. (The)	*	2,018	62,074
Merck & Co., Inc.		106,130	4,929,739
Mylan, Inc.	*	13,150	408,045
Nektar Therapeutics	*	2,368	27,350
Optimer Pharmaceuticals, Inc.	*†	2,592	37,506
Perrigo Co.		3,119	377,399
Pfizer, Inc.		234,322	6,563,359
Pozen, Inc.	*	1,014	5,080
Questcor Pharmaceuticals, Inc.	†	3,193	145,154
Salix Pharmaceuticals Ltd.	*	2,346	155,188
Sciclone Pharmaceuticals, Inc.	*	1,700	8,432
ViroPharma, Inc.	*	4,061	116,348
Vivus, Inc.	*†	1,630	20,505
Warner Chilcott plc, Class A (Ireland)		7,952	158,086

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
XenoPort, Inc.	*	1,939	$9,598
Zoetis, Inc.		14,488	447,523

			31,011,301

Professional Services—0.3%
Acacia Research Corp.		2,593	57,954
Advisory Board Co. (The)	*	1,900	103,835
Barrett Business Services, Inc.		1,310	68,395
CDI Corp.		1,131	16,015
Corporate Executive Board Co. (The)		1,507	95,273
CRA International, Inc.	*	986	18,211
Dun & Bradstreet Corp. (The)		1,546	150,658
Equifax, Inc.		3,044	179,383
FTI Consulting, Inc.	*	1,735	57,064
Heidrick & Struggles International, Inc.		865	14,463
Huron Consulting Group, Inc.	*	988	45,685
IHS, Inc., Class A	*	1,414	147,593
Insperity, Inc.		1,143	34,633
Kelly Services, Inc., Class A		1,173	20,492
Kforce, Inc.		297	4,336
Korn/Ferry International	*	1,624	30,434
Manpowergroup, Inc.		3,593	196,896
Navigant Consulting, Inc.	*	2,313	27,756
Nielsen Holdings NV		4,866	163,449
On Assignment, Inc.	*	1,243	33,213
Resources Connection, Inc.		2,060	23,896
Robert Half International, Inc.		3,922	130,328
Towers Watson & Co., Class A		1,600	131,104
TrueBlue, Inc.	*	2,485	52,309
Verisk Analytics, Inc., Class A	*	4,073	243,158

			2,046,533

Real Estate Investment Trusts (REITs)—3.5%
Acadia Realty Trust REIT		1,368	33,776
Agree Realty Corp. REIT		814	24,029
Alexander’s, Inc. REIT		78	22,909
Alexandria Real Estate Equities, Inc. REIT		1,245	81,821
American Campus Communities, Inc. REIT		5,228	212,570
American Capital Agency Corp. REIT		11,950	274,730
American Tower Corp. REIT		13,160	962,917
AmREIT, Inc. REIT		1,682	32,530
Annaly Capital Management, Inc. REIT		37,828	475,498
Anworth Mortgage Asset Corp. REIT		18,790	105,224
Apartment Investment & Management Co., Class A REIT		5,659	169,996
Armada Hoffler Properties, Inc. REIT		2,694	31,735
ARMOUR Residential REIT, Inc. REIT		15,586	73,410
Ashford Hospitality Trust, Inc. REIT		4,200	48,090
Associated Estates Realty Corp. REIT	†	5,662	91,045
AvalonBay Communities, Inc. REIT		3,815	514,682

		Shares	Value

BioMed Realty Trust, Inc. REIT		6,210	$125,628
Boston Properties, Inc. REIT		4,757	501,721
Brandywine Realty Trust REIT		6,105	82,540
BRE Properties, Inc. REIT		2,433	121,699
Camden Property Trust REIT		2,058	142,290
CapLease, Inc. REIT		5,367	45,297
Capstead Mortgage Corp. REIT		2,400	29,040
CBL & Associates Properties, Inc. REIT		8,920	191,066
Cedar Realty Trust, Inc. REIT		16,868	87,376
Chambers Street Properties REIT		6,657	66,570
Chatham Lodging Trust REIT		5,511	94,679
Chimera Investment Corp. REIT		42,645	127,935
Colonial Properties Trust REIT		1,962	47,323
CommonWealth REIT REIT		2,285	52,829
Corporate Office Properties Trust REIT		1,904	48,552
Corrections Corp. of America REIT		5,829	197,428
Cousins Properties, Inc. REIT		2,489	25,139
CubeSmart REIT		8,821	140,960
DCT Industrial Trust, Inc. REIT		6,576	47,018
DDR Corp. REIT		5,227	87,030
DiamondRock Hospitality Co. REIT		4,047	37,718
Digital Realty Trust, Inc. REIT	†	5,681	346,541
Douglas Emmett, Inc. REIT		4,212	105,089
Duke Realty Corp. REIT		5,609	87,444
DuPont Fabros Technology, Inc. REIT		4,666	112,684
EastGroup Properties, Inc. REIT		1,538	86,543
Ellington Residential Mortgage REIT REIT		2,341	41,787
EPR Properties REIT		2,733	137,388
Equity Lifestyle Properties, Inc. REIT		1,140	89,593
Equity One, Inc. REIT		2,619	59,268
Equity Residential REIT		11,387	661,129
Essex Property Trust, Inc. REIT		807	128,248
Excel Trust, Inc. REIT		2,765	35,420
Extra Space Storage, Inc. REIT		3,500	146,755
Federal Realty Investment Trust REIT		2,295	237,946
FelCor Lodging Trust, Inc. REIT	*	14,860	87,823
First Industrial Realty Trust, Inc. REIT		6,729	102,079
First Potomac Realty Trust REIT		1,628	21,262
Franklin Street Properties Corp. REIT		2,200	29,040
General Growth Properties, Inc. REIT		21,432	425,854
Geo Group, Inc. (The) REIT		2,829	96,045
Getty Realty Corp. REIT		1,747	36,076
Glimcher Realty Trust REIT		12,062	131,717
Government Properties Income Trust REIT		4,788	120,753
Gramercy Property Trust, Inc. REIT	*	10,832	48,744
Hatteras Financial Corp. REIT		1,935	47,678
HCP, Inc. REIT		16,845	765,437
Health Care REIT, Inc. REIT		9,130	611,984
Healthcare Realty Trust, Inc. REIT		1,881	47,966
Highwoods Properties, Inc. REIT		2,393	85,215
Home Properties, Inc. REIT		1,390	90,864

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Hospitality Properties Trust REIT		2,923	$76,816
Host Hotels & Resorts, Inc. REIT		21,796	367,699
Inland Real Estate Corp. REIT		2,302	23,526
Invesco Mortgage Capital, Inc. REIT		3,087	51,121
Investors Real Estate Trust REIT		2,989	25,705
iStar Financial, Inc. REIT	*	9,988	112,765
Kilroy Realty Corp. REIT		3,732	197,833
Kimco Realty Corp. REIT		15,341	328,758
Kite Realty Group Trust REIT		2,654	16,004
LaSalle Hotel Properties REIT		1,561	38,557
Lexington Realty Trust REIT		9,308	108,717
Liberty Property Trust REIT		3,372	124,629
LTC Properties, Inc. REIT		2,385	93,134
Macerich Co. (The) REIT		5,275	321,617
Mack-Cali Realty Corp. REIT		2,488	60,931
Medical Properties Trust, Inc. REIT		9,571	137,057
MFA Financial, Inc. REIT		10,801	91,268
Mid-America Apartment Communities, Inc. REIT		1,240	84,035
Monmouth Real Estate Investment Corp., Class A REIT		3,275	32,324
National Health Investors, Inc. REIT		979	58,603
National Retail Properties, Inc. REIT		2,356	81,046
New York Mortgage Trust, Inc. REIT		8,120	54,972
NorthStar Realty Finance Corp. REIT		9,319	84,803
Omega Healthcare Investors, Inc. REIT		4,100	127,182
Parkway Properties, Inc. REIT		3,326	55,744
Pennsylvania Real Estate Investment Trust REIT		1,510	28,509
Piedmont Office Realty Trust, Inc., Class A REIT		3,057	54,659
Plum Creek Timber Co., Inc. REIT		6,990	326,223
Post Properties, Inc. REIT		2,078	102,840
Potlatch Corp. REIT		1,618	65,432
Prologis, Inc. REIT		18,429	695,142
PS Business Parks, Inc. REIT		599	43,230
Public Storage REIT		5,376	824,302
RAIT Financial Trust REIT		7,882	59,273
Ramco-Gershenson Properties Trust REIT		1,275	19,801
Rayonier, Inc. REIT		5,004	277,172
Realty Income Corp. REIT		6,943	291,051
Redwood Trust, Inc. REIT	†	1,008	17,136
Regency Centers Corp. REIT		2,745	139,473
Retail Opportunity Investments Corp. REIT		7,505	104,320
RLJ Lodging Trust REIT		1,393	31,329
Rouse Properties, Inc. REIT	†	579	11,360
Ryman Hospitality Properties REIT	†	2,005	78,215
Sabra Health Care REIT, Inc. REIT		694	18,120
Saul Centers, Inc. REIT		987	43,882

		Shares	Value

Senior Housing Properties Trust REIT		3,680	$95,422
Silver Bay Realty Trust Corp. REIT	†	489	8,098
Simon Property Group, Inc. REIT		11,098	1,752,596
SL Green Realty Corp. REIT		3,603	317,749
Sovran Self Storage, Inc. REIT		1,269	82,219
Starwood Property Trust, Inc. REIT		2,656	65,736
Strategic Hotels & Resorts, Inc. REIT	*	13,392	118,653
Sun Communities, Inc. REIT		1,061	52,795
Sunstone Hotel Investors, Inc. REIT	*	5,275	63,722
Tanger Factory Outlet Centers, Inc. REIT		2,442	81,709
Taubman Centers, Inc. REIT		2,083	156,537
Terreno Realty Corp. REIT		6,209	115,053
Two Harbors Investment Corp. REIT		10,028	102,787
UDR, Inc. REIT		6,077	154,903
Universal Health Realty Income Trust REIT		1,333	57,492
Ventas, Inc. REIT		11,148	774,340
Vornado Realty Trust REIT		7,263	601,740
Washington Real Estate Investment Trust REIT		1,834	49,353
Weingarten Realty Investors REIT		3,474	106,895
Weyerhaeuser Co. REIT		16,471	469,259
WP Carey, Inc. REIT		562	37,188
ZAIS Financial Corp. REIT		1,699	30,871

			21,760,604

Real Estate Management & Development—0.2%
Alexander & Baldwin, Inc.	*	1,466	58,274
CBRE Group, Inc., Class A	*	9,507	222,084
Forest City Enterprises, Inc., Class A	*	9,240	165,488
Forestar Group, Inc.	*	1,502	30,130
Howard Hughes Corp. (The)	*	1,160	130,024
Jones Lang LaSalle, Inc.		1,311	119,485
Realogy Holdings Corp.	*	2,250	108,090
St. Joe Co. (The)	*†	3,582	75,401
Tejon Ranch Co.	*	858	24,444
Thomas Properties Group, Inc.		5,872	31,122

			964,542

Road & Rail—1.0%
AMERCO		434	70,265
Arkansas Best Corp.		903	20,724
Avis Budget Group, Inc.	*	4,424	127,190
Con-way, Inc.		2,160	84,154
CSX Corp.		35,751	829,066
Genesee & Wyoming, Inc., Class A	*	1,576	133,708
Heartland Express, Inc.		4,220	58,531
Hertz Global Holdings, Inc.	*	8,995	223,076
J.B. Hunt Transport Services, Inc.		2,208	159,506
Kansas City Southern		4,402	466,436
Knight Transportation, Inc.		3,879	65,245
Landstar System, Inc.		2,256	116,184

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Norfolk Southern Corp.		10,521	$764,351
Old Dominion Freight Line, Inc.	*	4,011	166,938
Ryder System, Inc.		707	42,978
Saia, Inc.	*	2,493	74,715
Union Pacific Corp.		16,298	2,514,455
Werner Enterprises, Inc.		2,915	70,455
YRC Worldwide, Inc.	*	1,193	34,299

			6,022,276

Semiconductors & Semiconductor Equipment—2.2%
Advanced Energy Industries, Inc.	*	1,428	24,861
Advanced Micro Devices, Inc.	*†	21,447	87,504
Alpha & Omega Semiconductor Ltd.	*	8,591	65,635
Altera Corp.		11,427	376,977
Amkor Technology, Inc.	*†	7,211	30,358
ANADIGICS, Inc.	*	9,445	20,779
Analog Devices, Inc.		8,989	405,044
Applied Materials, Inc.		43,119	642,904
Applied Micro Circuits Corp.	*	3,186	28,037
Atmel Corp.	*	18,733	137,688
ATMI, Inc.	*	1,559	36,870
Avago Technologies Ltd. (Singapore)		8,310	310,628
Axcelis Technologies, Inc.	*	4,095	7,453
Broadcom Corp., Class A		18,226	615,310
Brooks Automation, Inc.		3,103	30,192
Cabot Microelectronics Corp.	*	1,049	34,627
Cavium, Inc.	*	1,864	65,930
Ceva, Inc.	*	692	13,397
Cirrus Logic, Inc.	*†	2,946	51,143
Cohu, Inc.		859	10,738
Cree, Inc.	*	3,097	197,774
Cypress Semiconductor Corp.	*	4,876	52,319
Diodes, Inc.	*	2,400	62,328
DSP Group, Inc.	*	1,194	9,922
Entegris, Inc.	*	5,738	53,880
Exar Corp.	*	1,758	18,934
Fairchild Semiconductor International, Inc.	*	4,903	67,661
First Solar, Inc.	*	2,540	113,614
FormFactor, Inc.	*	1,417	9,565
Hittite Microwave Corp.	*	1,112	64,496
Integrated Device Technology, Inc.	*	8,168	64,854
Integrated Silicon Solution, Inc.	*	1,269	13,908
Intel Corp.		175,112	4,241,213
International Rectifier Corp.	*	2,631	55,093
Intersil Corp., Class A		5,757	45,020
IXYS Corp.		1,329	14,699
KLA-Tencor Corp.		5,600	312,088
Kopin Corp.	*	2,431	9,019
Lam Research Corp.	*	6,125	271,583
Lattice Semiconductor Corp.	*	4,395	22,283
Linear Technology Corp.		6,084	224,135
LSI Corp.	*	28,032	200,148
LTX-Credence Corp.	*	1,358	8,134
Marvell Technology Group Ltd. (Bermuda)		18,500	216,635
Maxim Integrated Products, Inc.		9,481	263,382
Micrel, Inc.		3,731	36,862

		Shares	Value

Microchip Technology, Inc.		6,639	$247,303
Micron Technology, Inc.	*	35,271	505,433
Microsemi Corp.	*	2,474	56,284
Mindspeed Technologies, Inc.	*†	801	2,595
MKS Instruments, Inc.		2,455	65,156
MoSys, Inc.	*	1,251	5,029
NVE Corp.	*	348	16,293
NVIDIA Corp.		20,184	283,182
OmniVision Technologies, Inc.	*	2,354	43,902
ON Semiconductor Corp.	*	10,008	80,865
PDF Solutions, Inc.	*	974	17,951
Pericom Semiconductor Corp.	*	1,023	7,284
Photronics, Inc.	*	1,388	11,187
PLX Technology, Inc.	*	1,050	4,998
PMC—Sierra, Inc.	*	7,045	44,736
Power Integrations, Inc.		1,952	79,173
Rambus, Inc.	*	4,071	34,970
RF Micro Devices, Inc.	*	8,143	43,565
Rudolph Technologies, Inc.	*	1,247	13,966
Semtech Corp.	*	2,970	104,039
Sigma Designs, Inc.	*	1,320	6,666
Silicon Image, Inc.	*	2,948	17,246
Silicon Laboratories, Inc.	*	2,124	87,955
Skyworks Solutions, Inc.	*	5,822	127,444
SunEdison, Inc.	*	8,113	66,283
SunPower Corp.	*†	1,759	36,411
Teradyne, Inc.	*	7,938	139,471
Tessera Technologies, Inc.		1,560	32,448
Texas Instruments, Inc.		39,030	1,360,976
TriQuint Semiconductor, Inc.	*	4,918	34,082
Ultratech, Inc.	*	971	35,655
Veeco Instruments, Inc.	*†	1,294	45,833
Xilinx, Inc.		7,420	293,906

			13,597,911

Software—3.7%
Accelrys, Inc.	*	2,216	18,614
ACI Worldwide, Inc.	*	1,653	76,831
Activision Blizzard, Inc.		19,919	284,045
Actuate Corp.	*	2,084	13,838
Adobe Systems, Inc.	*	17,358	790,830
Advent Software, Inc.	*	2,902	101,744
American Software, Inc., Class A		1,950	16,945
ANSYS, Inc.	*	2,396	175,148
Aspen Technology, Inc.	*	3,661	105,400
Autodesk, Inc.	*	9,258	314,217
Blackbaud, Inc.		2,650	86,311
BMC Software, Inc.	*	5,108	230,575
CA, Inc.		11,593	331,908
Cadence Design Systems, Inc.	*	10,745	155,588
Callidus Software, Inc.	*	172	1,133
Citrix Systems, Inc.	*	7,179	433,109
CommVault Systems, Inc.	*	1,510	114,594
Compuware Corp.		7,505	77,677
Concur Technologies, Inc.	*†	2,083	169,515
Ebix, Inc.	†	2,802	25,947
Electronic Arts, Inc.	*	12,060	277,018
EPIQ Systems, Inc.		1,087	14,642
FactSet Research Systems, Inc.	†	1,490	151,891
Fair Isaac Corp.		2,628	120,441
Fortinet, Inc.	*	5,654	98,945
Informatica Corp.	*	3,171	110,922
Interactive Intelligence Group, Inc.	*	950	49,020

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Intuit, Inc.		9,289	$566,908
Manhattan Associates, Inc.	*	1,346	103,857
Mentor Graphics Corp.		2,745	53,665
MICROS Systems, Inc.	*	3,428	147,918
Microsoft Corp.		287,317	9,921,056
MicroStrategy, Inc., Class A	*	513	44,610
Mitek Systems, Inc.	*	5,828	33,686
Netscout Systems, Inc.	*	1,250	29,175
NetSuite, Inc.	*	1,276	117,060
Nuance Communications, Inc.	*	9,517	174,922
Oracle Corp.		125,282	3,848,663
Pegasystems, Inc.		2,141	70,910
Progress Software Corp.	*	1,983	45,629
PTC, Inc.	*	4,423	108,496
QLIK Technologies, Inc.	*	5,245	148,276
Red Hat, Inc.	*	7,251	346,743
Rovi Corp.	*	3,917	89,464
Salesforce.com, Inc.	*	20,430	780,017
SeaChange International, Inc.	*	958	11,218
ServiceNow, Inc.	*	774	31,262
SolarWinds, Inc.	*	1,876	72,808
Solera Holdings, Inc.		1,099	61,159
Sourcefire, Inc.	*	1,162	64,549
Splunk, Inc.	*	1,471	68,196
Symantec Corp.		26,135	587,253
Synopsys, Inc.	*	6,501	232,411
Take-Two Interactive Software, Inc.	*	2,643	39,566
TIBCO Software, Inc.	*	4,452	95,273
TiVo, Inc.	*	2,696	29,791
Tyler Technologies, Inc.	*	1,886	129,285
Ultimate Software Group, Inc.	*	1,242	145,674
VASCO Data Security International, Inc.	*	3,804	31,611
VMware, Inc., Class A	*	3,264	218,655
Vringo, Inc.	*	10,252	32,499
Workday, Inc., Class A	*	987	63,257
Zynga, Inc., Class A	*	11,188	31,103

			22,923,473

Specialty Retail—2.5%
Aaron’s, Inc.		2,908	81,453
Abercrombie & Fitch Co., Class A		3,072	139,008
Advance Auto Parts, Inc.		1,752	142,210
Aeropostale, Inc.	*	2,075	28,635
American Eagle Outfitters, Inc.		3,552	64,860
America’s Car-Mart, Inc.	*	354	15,307
ANN, Inc.	*	2,733	90,736
Asbury Automotive Group, Inc.	*	1,342	53,814
Ascena Retail Group, Inc.	*	5,194	90,635
AutoNation, Inc.	*	2,555	110,861
AutoZone, Inc.	*	1,308	554,187
Barnes & Noble, Inc.	*†	828	13,215
bebe stores, Inc.		790	4,432
Bed Bath & Beyond, Inc.	*	7,504	532,034
Best Buy Co., Inc.		9,299	254,142
Big 5 Sporting Goods Corp.		1,071	23,508
Brown Shoe Co., Inc.		1,791	38,560
Buckle, Inc. (The)	†	1,236	64,297
Cabela’s, Inc.	*	1,696	109,833
CarMax, Inc.	*	7,970	367,895
Cato Corp. (The), Class A		1,761	43,955

		Shares	Value

Chico’s FAS, Inc.		7,236	$123,446
Children’s Place Retail Stores, Inc. (The)	*	1,144	62,691
CST Brands, Inc.	*	2,444	75,300
Destination Maternity Corp.		1,200	29,520
Destination XL Group, Inc.	*	1,930	12,236
Dick’s Sporting Goods, Inc.		2,480	124,149
DSW, Inc., Class A		596	43,788
Finish Line, Inc. (The), Class A		1,917	41,906
Foot Locker, Inc.		5,840	205,159
GameStop Corp., Class A	†	4,171	175,307
Gap, Inc. (The)		11,079	462,327
Genesco, Inc.	*	921	61,698
GNC Holdings, Inc., Class A		2,440	107,872
Group 1 Automotive, Inc.		1,068	68,704
Guess?, Inc.		3,548	110,094
Haverty Furniture Cos., Inc.		1,111	25,564
Hibbett Sports, Inc.	*	1,396	77,478
Home Depot, Inc. (The)		51,528	3,991,874
Jos A. Bank Clothiers, Inc.	*	865	35,742
Kirkland’s, Inc.	*	833	14,369
L Brands, Inc.		7,008	345,144
Lithia Motors, Inc., Class A		862	45,953
Lowe’s Cos., Inc.		39,336	1,608,842
Lumber Liquidators Holdings, Inc.	*	769	59,882
MarineMax, Inc.	*	800	9,064
Men’s Wearhouse, Inc. (The)		2,437	92,240
Monro Muffler Brake, Inc.		1,487	71,450
Office Depot, Inc.	*	11,792	45,635
OfficeMax, Inc.		3,587	36,695
O’Reilly Automotive, Inc.	*	3,911	440,457
Penske Automotive Group, Inc.		1,654	50,513
Pep Boys-Manny, Moe & Jack (The)	*	2,200	25,476
PetSmart, Inc.		3,546	237,547
Pier 1 Imports, Inc.		3,712	87,195
RadioShack Corp.	*†	2,569	8,118
Rent-A-Center, Inc.		3,377	126,806
Ross Stores, Inc.		6,787	439,865
Sally Beauty Holdings, Inc.	*	3,659	113,795
Select Comfort Corp.	*	2,104	52,726
Signet Jewelers Ltd. (Bermuda)		3,344	225,486
Sonic Automotive, Inc., Class A		1,649	34,860
Stage Stores, Inc.		2,236	52,546
Staples, Inc.		22,960	364,146
Stein Mart, Inc.		1,261	17,213
Systemax, Inc.		1,358	12,779
Tiffany & Co.		4,057	295,512
TJX Cos., Inc.		25,282	1,265,617
Tractor Supply Co.		2,540	298,729
Ulta Salon Cosmetics & Fragrance, Inc.	*	2,434	243,789
Urban Outfitters, Inc.	*	5,012	201,583
West Marine, Inc.	*	803	8,833
Wet Seal, Inc. (The), Class A	*	1,246	5,869
Williams-Sonoma, Inc.		3,877	216,686

			15,813,852

Textiles, Apparel & Luxury Goods—0.9%
Carter’s, Inc.		1,476	109,327
Coach, Inc.		10,479	598,246
Columbia Sportswear Co.	†	652	40,848
Crocs, Inc.	*	3,600	59,400

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Culp, Inc.		888	$15,442
Deckers Outdoor Corp.	*	1,935	97,737
Fifth & Pacific Cos., Inc.	*	4,930	110,136
Fossil Group, Inc.	*	1,614	166,742
Hanesbrands, Inc.		4,099	210,771
Iconix Brand Group, Inc.	*	2,737	80,495
Jones Group, Inc. (The)		4,641	63,814
Michael Kors Holdings Ltd. (Hong Kong)	*	5,441	337,451
Movado Group, Inc.		1,678	56,767
NIKE, Inc., Class B		25,670	1,634,666
Oxford Industries, Inc.		936	58,406
PVH Corp.		2,525	315,751
Quiksilver, Inc.	*	4,288	27,615
Ralph Lauren Corp.		1,773	308,041
Skechers U.S.A., Inc., Class A	*	1,935	46,459
Steven Madden Ltd.	*	1,689	81,714
Under Armour, Inc., Class A	*	3,874	231,316
Unifi, Inc.	*	876	18,107
V.F. Corp.		3,109	600,224
Wolverine World Wide, Inc.		2,589	141,385

			5,410,860

Thrifts & Mortgage Finance—0.2%
Astoria Financial Corp.		3,465	37,353
Bank Mutual Corp.		3,756	21,184
Beneficial Mutual Bancorp, Inc.	*	969	8,140
Brookline Bancorp, Inc.		3,765	32,680
Capitol Federal Financial, Inc.		4,787	58,114
Dime Community Bancshares, Inc.		1,638	25,094
Doral Financial Corp. (Puerto Rico)	*	44,454	36,897
ESB Financial Corp.		5,450	66,108
Hudson City Bancorp, Inc.		14,470	132,545
MGIC Investment Corp.	*	16,751	101,679
NASB Financial, Inc.	*†	528	13,818
New York Community Bancorp, Inc.		12,640	176,960
Northwest Bancshares, Inc.		4,608	62,254
Ocwen Financial Corp.	*	3,358	138,417
People’s United Financial, Inc.		15,654	233,245
Provident Financial Services, Inc.		943	14,880
Provident New York Bancorp		3,670	34,278
Radian Group, Inc.		8,446	98,142
Territorial Bancorp, Inc.		2,649	59,894
TFS Financial Corp.	*	3,398	38,058
Tree.com, Inc.		314	5,382
TrustCo Bank Corp NY		3,435	18,686
Washington Federal, Inc.		3,379	63,795
Westfield Financial, Inc.		4,068	28,476

			1,506,079

Tobacco—1.4%
Alliance One International, Inc.	*	2,000	7,600
Altria Group, Inc.		70,274	2,458,887
Lorillard, Inc.		13,374	584,176
Philip Morris International, Inc.		57,485	4,979,351
Reynolds American, Inc.		11,115	537,633
Universal Corp.	†	1,078	62,362
Vector Group Ltd.	†	3,045	49,390

			8,679,399

			Shares	Value

Trading Companies & Distributors—0.3%
Air Lease Corp.			2,229	$61,498
Applied Industrial Technologies, Inc.			2,056	99,366
Beacon Roofing Supply, Inc.		*	2,570	97,352
Fastenal Co.			11,276	517,005
GATX Corp.			1,766	83,761
H&E Equipment Services, Inc.			1,600	33,712
MSC Industrial Direct Co., Inc., Class A			1,782	138,034
United Rentals, Inc.		*	2,798	139,648
W.W. Grainger, Inc.			2,301	580,266
Watsco, Inc.			553	46,430
WESCO International, Inc.		*	1,550	105,338

				1,902,410

Water Utilities—0.1%
American States Water Co.			1,261	67,678
American Water Works Co., Inc.			4,533	186,896
Aqua America, Inc.			4,329	135,454
California Water Service Group			1,930	37,654
Connecticut Water Service, Inc.			500	14,350
SJW Corp.			1,010	26,462

				468,494

Wireless Telecommunication Services—0.3%
Clearwire Corp., Class A		*	18,625	92,752
Crown Castle International Corp.		*	11,170	808,596
Leap Wireless International, Inc.		*†	3,300	22,209
NII Holdings, Inc.		*†	5,995	39,987
NTELOS Holdings Corp.			1,350	22,221
SBA Communications Corp., Class A		*	4,064	301,224
Shenandoah Telecommunications Co.			1,200	20,016
Sprint Nextel Corp.		*	93,129	653,766
Telephone & Data Systems, Inc.			3,217	79,299
T-Mobile US, Inc.		*	3,567	88,497
United States Cellular Corp.			680	24,949

				2,153,516

TOTAL COMMON STOCKS
(Cost $369,667,267)				621,116,447

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.045%	09/12/2013	‡‡
(Cost $214,981)			$215,000	214,994

			Shares	Value

RIGHTS—0.0%
Machinery—0.0%
Gerber Scientific, Inc.		*‡d	1,608	—

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund		Shares	Value
RIGHTS—(Continued)
Pharmaceuticals—0.0%
Forest Laboratories, Inc.	*‡d	1,998	$—

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.	*‡d	2,806	—

TOTAL RIGHTS
(Cost $—)			—

WARRANTS—0.0%
Diversified Financial Services—0.0%
Pegasus Wireless Corp.	*‡d
(Cost $—)		540	—

MONEY MARKET FUNDS—1.8%
Institutional Money Market Funds—1.8%
Dreyfus Institutional Cash Advantage Fund, 0.04%	††¥	1,450,000	1,450,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%		¥2,658,534	2,658,533
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%	††¥	1,452,377	1,452,377
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.08%	††¥	1,450,000	1,450,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.09%	††¥	1,450,000	1,450,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.10%	††¥	1,450,000	1,450,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.08%	††¥	1,450,000	1,450,000

TOTAL MONEY MARKET FUNDS
(Cost $11,360,910)			11,360,910

TOTAL INVESTMENTS—101.3%
(Cost $381,243,158)			632,692,351
Other assets less liabilities—(1.3%)			(8,003,128)

NET ASSETS—100.0%			$624,689,223

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at June 30, 2013.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—98.0%
Aerospace & Defense—1.7%
AAR Corp.		6,897	$151,596
Aerovironment, Inc.	*	3,832	77,330
Alliant Techsystems, Inc.		5,783	476,114
American Science & Engineering, Inc.		1,394	78,064
API Technologies Corp.	*	5,462	15,294
Astronics Corp.	*	1,875	76,631
B/E Aerospace, Inc.	*	17,463	1,101,566
Cubic Corp.		3,350	161,135
Curtiss-Wright Corp.		8,374	310,340
DigitalGlobe, Inc.	*	13,689	424,496
Ducommun, Inc.	*	1,702	36,185
Engility Holdings, Inc.	*	2,719	77,274
Erickson Air-Crane, Inc.	*	603	11,342
Esterline Technologies Corp.	*	5,407	390,872
Exelis, Inc.		32,762	451,788
GenCorp, Inc.	*†	11,785	191,624
HEICO Corp.		9,172	461,994
Hexcel Corp.	*	17,408	592,742
Huntington Ingalls Industries, Inc.		8,675	489,964
Innovative Solutions & Support, Inc.		2,046	13,094
KEYW Holding Corp. (The)	*	5,318	70,464
Kratos Defense & Security Solutions, Inc.	*	9,324	60,420
LMI Aerospace, Inc.	*	1,056	19,789
Moog, Inc., Class A	*	7,883	406,211
National Presto Industries, Inc.	†	975	70,229
Orbital Sciences Corp.	*	11,370	197,497
Sparton Corp.	*	1,633	28,153
Spirit Aerosystems Holdings, Inc., Class A	*	22,422	481,625
Taser International, Inc.	*	9,624	81,996
Teledyne Technologies, Inc.	*	6,495	502,388
TransDigm Group, Inc.		9,249	1,449,966
Triumph Group, Inc.		9,120	721,848

			9,680,031

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc.	*	10,717	70,839
Atlas Air Worldwide Holdings, Inc.	*	4,497	196,789
Echo Global Logistics, Inc.	*	3,023	58,918
Forward Air Corp.		5,084	194,616
Hub Group, Inc., Class A	*	6,377	232,250
Pacer International, Inc.	*	3,711	23,416
Park-Ohio Holdings Corp.	*	1,449	47,788
UTi Worldwide, Inc.		16,303	268,511
XPO Logistics, Inc.	*†	3,049	55,156

			1,148,283

Airlines—0.5%
Alaska Air Group, Inc.	*	12,467	648,284
Allegiant Travel Co.		2,604	275,998
Copa Holdings SA, Class A (Panama)		5,794	759,709
Hawaiian Holdings, Inc.	*†	6,700	40,937
JetBlue Airways Corp.	*	42,091	265,173
Republic Airways Holdings, Inc.	*	9,724	110,173

		Shares	Value
SkyWest, Inc.		8,900	$120,506
Spirit Airlines, Inc.	*	10,110	321,195
US Airways Group, Inc.	*†	28,474	467,543

			3,009,518

Auto Components—1.2%
Allison Transmission Holdings, Inc.		5,794	133,725
American Axle & Manufacturing Holdings, Inc.	*	11,716	218,269
Cooper Tire & Rubber Co.		10,946	363,079
Dana Holding Corp.		26,313	506,788
Dorman Products, Inc.		4,119	187,950
Drew Industries, Inc.		3,865	151,972
Federal-Mogul Corp.	*	4,327	44,179
Fuel Systems Solutions, Inc.	*	4,238	75,818
Gentex Corp.		25,596	589,988
Gentherm, Inc.	*	6,384	118,551
Goodyear Tire & Rubber Co. (The)	*	42,686	652,669
Lear Corp.		16,363	989,307
Modine Manufacturing Co.	*	10,902	118,614
Remy International, Inc.		2,247	41,727
Shiloh Industries, Inc.		1,469	15,336
Spartan Motors, Inc.		7,093	43,409
Standard Motor Products, Inc.		3,701	127,092
Stoneridge, Inc.	*	7,102	82,667
Superior Industries International, Inc.		3,960	68,152
Tenneco, Inc.	*	10,524	476,527
Tower International, Inc.	*	1,272	25,173
TRW Automotive Holdings Corp.	*	19,116	1,270,067
Visteon Corp.	*	8,934	563,914

			6,864,973

Automobiles—0.1%
Thor Industries, Inc.		7,449	366,342
Winnebago Industries, Inc.	*	5,233	109,841

			476,183

Beverages—0.1%
Boston Beer Co., Inc. (The), Class A	*†	1,496	255,278
Coca-Cola Bottling Co. Consolidated		798	48,798
Craft Brew Alliance, Inc.	*	1,788	14,733
National Beverage Corp.		1,873	32,721

			351,530

Biotechnology—2.7%
ACADIA Pharmaceuticals, Inc.	*	11,100	201,465
Achillion Pharmaceuticals, Inc.	*	15,783	129,105
Acorda Therapeutics, Inc.	*	7,064	233,041
Aegerion Pharmaceuticals, Inc.	*	4,967	314,610
Alkermes plc (Ireland)	*	21,949	629,497
Alnylam Pharmaceuticals, Inc.	*	9,950	308,549
AMAG Pharmaceuticals, Inc.	*	3,480	77,430
Amicus Therapeutics, Inc.	*	5,087	11,853
Anacor Pharmaceuticals, Inc.	*†	2,874	16,066
Arena Pharmaceuticals, Inc.	*†	39,027	300,508
Ariad Pharmaceuticals, Inc.	*	32,716	572,203
Arqule, Inc.	*	6,240	14,477
Array BioPharma, Inc.	*	17,505	79,473

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Astex Pharmaceuticals	*	17,702	$72,755
AVEO Pharmaceuticals, Inc.	*	10,510	26,275
Biotime, Inc.	*†	5,653	22,386
Cell Therapeutics, Inc.	*	17,863	18,756
Celldex Therapeutics, Inc.	*	13,815	215,652
Cepheid, Inc.	*	11,720	403,402
Chelsea Therapeutics International Ltd.	*	10,821	24,888
ChemoCentryx, Inc.	*	4,080	57,691
Chimerix, Inc.	*	1,348	32,675
Clovis Oncology, Inc.	*	2,355	157,738
Coronado Biosciences, Inc.	*†	3,351	28,819
Cubist Pharmaceuticals, Inc.	*	11,322	546,853
Curis, Inc.	*	13,154	41,961
Cytokinetics, Inc.	*	3,923	45,389
Cytori Therapeutics, Inc.	*	10,004	23,009
Dendreon Corp.	*†	24,041	99,049
Durata Therapeutics, Inc.	*	2,219	15,977
Dyax Corp.	*	22,226	76,902
Dynavax Technologies Corp.	*	20,515	22,566
Emergent Biosolutions, Inc.	*	4,839	69,778
Enanta Pharmaceuticals, Inc.	*	579	10,254
Enzon Pharmaceuticals, Inc.		7,159	14,318
Epizyme, Inc.	*	936	26,330
Exact Sciences Corp.	*	11,760	163,582
Exelixis, Inc.	*†	35,337	160,430
Fibrocell Science, Inc.	*	2,671	16,346
Galena Biopharma, Inc.	*	13,329	29,590
Genomic Health, Inc.	*	3,336	105,785
Geron Corp.	*	36,667	55,000
GTx, Inc.	*	4,210	27,786
Halozyme Therapeutics, Inc.	*†	18,837	149,566
Hyperion Therapeutics, Inc.	*	1,530	33,660
Idenix Pharmaceuticals, Inc.	*†	16,973	61,273
ImmunoGen, Inc.	*†	14,496	240,489
Immunomedics, Inc.	*†	12,320	67,021
Incyte Corp. Ltd.	*	19,243	423,346
Infinity Pharmaceuticals, Inc.	*	7,990	129,837
Insmed, Inc.	*	4,474	53,509
Insys Therapeutics, Inc.	*	803	11,113
Intercept Pharmaceuticals, Inc.	*	1,187	53,225
InterMune, Inc.	*†	13,662	131,428
Ironwood Pharmaceuticals, Inc.	*†	16,020	159,399
Isis Pharmaceuticals, Inc.	*†	19,364	520,311
Keryx Biopharmaceuticals, Inc.	*†	16,251	121,395
KYTHERA Biopharmaceuticals, Inc.	*	1,712	46,310
Lexicon Pharmaceuticals, Inc.	*	34,034	73,854
Ligand Pharmaceuticals, Inc., Class B	*	3,990	149,306
MannKind Corp.	*†	25,750	167,375
Medivation, Inc.	*	13,562	667,250
MEI Pharma, Inc.	*	1,537	10,959
Merrimack Pharmaceuticals, Inc.	*†	14,697	98,911
MiMedx Group, Inc.	*	13,338	94,166
Momenta Pharmaceuticals, Inc.	*	7,065	106,399
Myriad Genetics, Inc.	*	14,360	385,853
Nanosphere, Inc.	*	6,754	20,735
Neurocrine Biosciences, Inc.	*	11,394	152,452
NewLink Genetics Corp.	*	2,675	52,751
Novavax, Inc.	*†	21,148	43,353
NPS Pharmaceuticals, Inc.	*	17,020	257,002

		Shares	Value
OncoGenex Pharmaceutical, Inc.	*	4,342	$42,552
Onyx Pharmaceuticals, Inc.	*	13,102	1,137,516
Opko Health, Inc.	*†	28,097	199,489
Orexigen Therapeutics, Inc.	*	15,768	92,243
Osiris Therapeutics, Inc.	*†	4,513	45,446
OvaScience, Inc.	*	1,458	20,018
PDL BioPharma, Inc.	†	26,041	201,036
Peregrine Pharmaceuticals, Inc.	*	21,962	28,331
Pharmacyclics, Inc.	*	10,210	811,389
Portola Pharmaceuticals, Inc.	*	1,551	38,108
Progenics Pharmaceuticals, Inc.	*	6,205	27,674
Prothena Corp. plc (Ireland)	*	1,889	24,387
Puma Biotechnology, Inc.	*	3,508	155,650
Quintiles Transnational Holdings, Inc.	*	4,314	183,604
Raptor Pharmaceutical Corp.	*†	9,543	89,227
Receptos, Inc.	*	934	18,577
Regulus Therapeutics, Inc.	*	3,193	31,323
Repligen Corp.	*	9,025	74,366
Rigel Pharmaceuticals, Inc.	*	12,762	42,625
Sangamo Biosciences, Inc.	*†	10,702	83,583
Sarepta Therapeutics, Inc.	*	5,054	192,305
Seattle Genetics, Inc.	*†	18,000	566,280
SIGA Technologies, Inc.	*†	7,831	22,240
Spectrum Pharmaceuticals, Inc.	†	8,460	63,112
Stemline Therapeutics, Inc.	*	1,454	34,663
Sunesis Pharmaceuticals, Inc.	*†	3,171	16,521
Synageva BioPharma Corp.	*	2,845	119,490
Synergy Pharmaceuticals, Inc.	*†	13,464	58,164
Synta Pharmaceuticals Corp.	*†	3,596	17,944
Targacept, Inc.	*	4,421	18,878
TESARO, Inc.	*	2,274	74,451
Tetraphase Pharmaceuticals, Inc.	*	1,882	13,230
TG Therapeutics, Inc.	*	2,066	13,202
Theravance, Inc.	*†	12,968	499,657
Threshold Pharmaceuticals, Inc.	*	7,764	40,839
Trius Therapeutics, Inc.	*†	5,966	48,444
United Therapeutics Corp.	*	8,383	551,769
Vanda Pharmaceuticals, Inc.	*	6,002	48,496
Verastem, Inc.	*	2,285	31,716
Vical, Inc.	*†	9,377	29,350
XOMA Corp.	*†	17,238	62,574
ZIOPHARM Oncology, Inc.	*	10,632	22,434

			15,875,370

Building Products—0.9%
A.O. Smith Corp.		13,911	504,691
AAON, Inc.		3,043	100,663
American Woodmark Corp.	*	1,937	67,214
Apogee Enterprises, Inc.		5,631	135,144
Armstrong World Industries, Inc.	*	4,751	227,050
Builders FirstSource, Inc.	*	4,747	28,387
Fortune Brands Home & Security, Inc.		28,839	1,117,223
Gibraltar Industries, Inc.	*	5,228	76,120
Griffon Corp.		6,441	72,461
Insteel Industries, Inc.		2,829	49,564
Lennox International, Inc.		8,782	566,790
NCI Building Systems, Inc.	*	4,108	62,811
Nortek, Inc.	*	1,435	92,457
Owens Corning, Inc.	*	21,613	844,636
Patrick Industries, Inc.	*	1,056	21,954
PGT, Inc.	*	5,599	48,543
Ply Gem Holdings, Inc.	*	2,526	50,672

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Quanex Building Products Corp.		6,170	$103,903
Simpson Manufacturing Co., Inc.		7,310	215,060
Trex Co., Inc.	*	2,932	139,241
Universal Forest Products, Inc.		3,312	132,215
USG Corp.	*	13,314	306,888

			4,963,687

Capital Markets—2.4%
American Capital Ltd.	*	52,286	662,464
Apollo Investment Corp.		40,588	314,151
Ares Capital Corp.		46,894	806,577
Arlington Asset Investment Corp., Class A		3,155	84,365
Artisan Partners Asset Management, Inc.	*	2,012	100,419
BGC Partners, Inc., Class A		21,607	127,265
BlackRock Kelso Capital Corp.		11,189	104,729
Calamos Asset Management, Inc., Class A		3,748	39,354
Capital Southwest Corp.		533	73,463
CIFC Corp.	*	2,540	19,177
Cohen & Steers, Inc.		3,080	104,658
Cowen Group, Inc., Class A	*	18,898	54,804
Diamond Hill Investment Group, Inc.		582	49,499
E*TRADE Financial Corp.	*	40,723	515,553
Eaton Vance Corp.		20,898	785,556
Evercore Partners, Inc., Class A		5,811	228,256
FBR & Co.	*	1,041	26,296
Federated Investors, Inc., Class B	†	15,767	432,173
Fidus Investment Corp.	†	2,264	42,359
Fifth Street Finance Corp.		21,068	220,161
Financial Engines, Inc.		8,518	388,336
Firsthand Technology Value Fund, Inc.	*	1,355	26,910
FXCM, Inc., Class A		5,794	95,080
GAMCO Investors, Inc., Class A		1,052	58,291
Garrison Capital, Inc.		981	15,127
GFI Group, Inc.		14,329	56,026
Gladstone Capital Corp.		3,326	27,173
Gladstone Investment Corp.		4,193	30,819
Golub Capital BDC, Inc.	†	5,807	101,622
Greenhill & Co., Inc.		5,109	233,686
GSV Capital Corp.	*	3,060	24,052
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	*	2,349	27,906
Hercules Technology Growth Capital, Inc.		10,586	147,569
HFF, Inc., Class A		5,466	97,131
Horizon Technology Finance Corp.		1,405	19,305
ICG Group, Inc.	*	7,645	87,153
INTL FCStone, Inc.	*	2,698	47,080
Investment Technology Group, Inc.	*	8,171	114,231
Janus Capital Group, Inc.		25,815	219,686
JMP Group, Inc.		2,681	17,802
KCAP Financial, Inc.		4,478	50,422
Knight Capital Group, Inc., Class A	*	25,616	91,961
Ladenburg Thalmann Financial Services, Inc.	*	25,346	41,821
Lazard Ltd., Class A (Bermuda)		22,149	712,090

		Shares	Value
Legg Mason, Inc.		19,706	$611,083
LPL Financial Holdings, Inc.		9,689	365,857
Main Street Capital Corp.	†	5,992	165,918
Manning & Napier, Inc.		2,151	38,202
MCG Capital Corp.		11,279	58,764
Medallion Financial Corp.		2,518	35,025
Medley Capital Corp.		4,546	61,735
MVC Capital, Inc.		4,303	54,175
New Mountain Finance Corp.		4,962	70,262
NGP Capital Resources Co.		3,329	20,407
Oppenheimer Holdings, Inc., Class A		915	17,422
PennantPark Floating Rate Capital Ltd.		1,651	23,345
PennantPark Investment Corp.		10,980	121,329
Piper Jaffray Cos.	*	2,965	93,724
Prospect Capital Corp.	†	41,903	452,552
Pzena Investment Management, Inc., Class A		1,908	12,440
Raymond James Financial, Inc.		21,377	918,783
Safeguard Scientifics, Inc.	*	3,658	58,711
SEI Investments Co.		25,741	731,817
Solar Capital Ltd.		7,405	170,981
Solar Senior Capital Ltd.		1,823	33,561
Stellus Capital Investment Corp.		1,909	28,730
Stifel Financial Corp.	*	11,543	411,739
SWS Group, Inc.	*	6,080	33,136
TCP Capital Corp.		3,567	59,819
THL Credit, Inc.		4,168	63,312
TICC Capital Corp.	†	10,963	105,464
Triangle Capital Corp.	†	4,766	131,113
Virtus Investment Partners, Inc.	*	1,058	186,494
Waddell & Reed Financial, Inc., Class A		15,021	653,413
Walter Investment Management Corp.	*	6,394	216,181
Westwood Holdings Group, Inc.		1,390	59,659
WhiteHorse Finance, Inc.	†	1,426	22,459
WisdomTree Investments, Inc.	*	16,630	192,409

			13,802,579

Chemicals—2.7%
A. Schulman, Inc.		5,791	155,315
ADA-ES, Inc.	*	1,650	69,498
Albemarle Corp.		15,779	982,874
American Pacific Corp.	*	939	26,621
American Vanguard Corp.		5,182	121,414
Arabian American Development Co.	*	3,148	27,387
Ashland, Inc.		14,110	1,178,185
Axiall Corp.		12,189	519,007
Balchem Corp.		4,960	221,960
Cabot Corp.		11,289	422,434
Calgon Carbon Corp.	*	10,032	167,334
Chase Corp.		1,020	22,807
Chemtura Corp.	*	17,115	347,434
Cytec Industries, Inc.		7,493	548,862
Ferro Corp.	*	13,500	93,825
Flotek Industries, Inc.	*	8,704	156,150
FutureFuel Corp.		3,443	48,787
H.B. Fuller Co.		8,946	338,248
Hawkins, Inc.		1,492	58,770
Huntsman Corp.		33,741	558,751
Innophos Holdings, Inc.		3,822	180,284

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Innospec, Inc.		4,218	$169,479
International Flavors & Fragrances, Inc.		14,306	1,075,239
Intrepid Potash, Inc.		8,881	169,183
KMG Chemicals, Inc.		1,157	24,413
Koppers Holdings, Inc.		3,348	127,827
Kraton Performance Polymers, Inc.	*	6,464	137,037
Kronos Worldwide, Inc.		3,735	60,656
Landec Corp.	*	4,989	65,905
LSB Industries, Inc.	*	3,576	108,746
Minerals Technologies, Inc.		6,508	269,041
NewMarket Corp.	†	1,681	441,363
Olin Corp.		13,440	321,485
OM Group, Inc.	*	5,836	180,449
OMNOVA Solutions, Inc.	*	9,679	77,529
Penford Corp.	*	1,563	20,928
PolyOne Corp.		17,410	431,420
Quaker Chemical Corp.		2,270	140,763
Rockwood Holdings, Inc.		13,554	867,863
RPM International, Inc.		23,250	742,605
Scotts Miracle-Gro Co. (The), Class A		8,157	394,065
Sensient Technologies Corp.		8,888	359,697
Stepan Co.		3,226	179,398
Taminco Corp.	*	2,528	51,546
Tredegar Corp.		4,146	106,552
Valspar Corp. (The)		16,052	1,038,083
W.R. Grace & Co.	*	13,673	1,149,079
Westlake Chemical Corp.		3,659	352,764
Zep, Inc.		4,143	65,584
Zoltek Cos., Inc.	*	6,079	78,480

			15,453,126

Commercial Banks—5.0%
1st Source Corp.		2,200	52,272
1st United Bancorp, Inc./Boca Raton		2,628	17,660
Access National Corp.		1,241	16,108
American National Bankshares, Inc.		1,246	28,957
Ameris Bancorp	*	4,403	74,191
Ames National Corp.		1,475	33,571
Arrow Financial Corp.		2,088	51,678
Associated Banc-Corp		29,751	462,628
BancFirst Corp.		1,092	50,833
Banco Latinamericano de Comercio Exterior SA, Class E (Panama)		4,827	108,077
Bancorp, Inc. (The)/Delaware	*	6,092	91,319
BancorpSouth, Inc.		17,040	301,608
Bank of Hawaii Corp.		8,072	406,183
Bank of Kentucky Financial Corp.		972	27,644
Bank of Marin Bancorp		862	34,480
Bank of the Ozarks, Inc.		5,690	246,548
BankUnited, Inc.		10,661	277,293
Banner Corp.		3,350	113,196
Bar Harbor Bankshares		622	22,734
BBCN Bancorp, Inc./California		14,858	211,281
BNC Bancorp		2,917	33,312
BOK Financial Corp.		5,014	321,147
Boston Private Financial Holdings, Inc.		12,410	132,042

		Shares	Value
Bridge Bancorp, Inc.		1,421	$31,972
Bridge Capital Holdings	*	1,525	24,186
Bryn Mawr Bank Corp.		2,581	61,763
C&F Financial Corp.		518	28,868
Camden National Corp.		1,411	50,048
Capital Bank Financial Corp., Class A	*	3,928	74,593
Capital City Bank Group, Inc.	*	4,374	50,432
CapitalSource, Inc.		35,892	336,667
Cardinal Financial Corp.		5,568	81,516
Cascade Bancorp	*†	479	2,975
Cathay General Bancorp		14,388	292,796
Catskill Litigation Trust	*‡d	583	—
Center Bancorp, Inc.		1,386	17,588
Centerstate Banks, Inc.		4,967	43,114
Central Pacific Financial Corp.	*	4,653	83,754
Century Bancorp, Inc./Massachussetts, Class A		582	20,370
Chemical Financial Corp.		4,739	123,167
Chemung Financial Corp.		584	19,558
Citizens & Northern Corp.		1,953	37,732
City Holding Co.	†	2,691	104,814
City National Corp./California		8,090	512,663
CNB Financial Corp./Pennsylvania		1,982	33,575
CoBiz Financial, Inc.		6,918	57,419
Columbia Banking System, Inc.		9,330	222,147
Commerce Bancshares, Inc./Missouri		13,411	584,183
Community Bank System, Inc.		8,019	247,386
Community Trust Bancorp, Inc.		2,246	80,003
Crescent Financial Bancshares, Inc.	*	2,017	8,834
CU Bancorp	*	1,509	23,842
Cullen/Frost Bankers, Inc.		9,396	627,371
Customers Bancorp, Inc.	*	3,163	51,399
CVB Financial Corp.		17,733	208,540
Eagle Bancorp, Inc.	*	3,733	83,538
East West Bancorp, Inc.		24,509	673,997
Enterprise Bancorp, Inc./Massachussetts		1,147	21,208
Enterprise Financial Services Corp.		2,867	45,757
Farmers Capital Bank Corp.	*	1,187	25,746
Fidelity Southern Corp.	*	2,374	29,366
Financial Institutions, Inc.		2,448	45,068
First Bancorp, Inc./Maine		1,513	26,447
First BanCorp. (Puerto Rico)	*	13,990	99,049
First Bancorp/North Carolina		5,052	71,233
First Busey Corp.		14,438	64,971
First Citizens BancShares, Inc./North Carolina, Class A		1,320	253,506
First Commonwealth Financial Corp.		18,567	136,839
First Community Bancshares, Inc./Virginia		2,951	46,272
First Connecticut Bancorp, Inc./Farmington CT		2,809	39,101
First Financial Bancorp		9,825	146,392
First Financial Bankshares, Inc.	†	5,511	306,742
First Financial Corp./Indiana		1,835	56,867
First Financial Holdings, Inc.		3,864	81,955
First Horizon National Corp.		42,125	471,800

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
First Interstate BancSystem, Inc.		2,778	$57,588
First Merchants Corp.		4,647	79,696
First Midwest Bancorp, Inc./Illinois		12,846	176,247
First NBC Bank Holding Co.	*	667	16,275
First Niagara Financial Group, Inc.		63,666	641,117
First of Long Island Corp. (The)		1,432	47,528
First Republic Bank/California		20,118	774,141
First Security Group, Inc./Tennesse	*	9,923	21,533
FirstMerit Corp.		28,999	580,850
Flushing Financial Corp.		5,182	85,244
FNB Corp./Pennsylvania		25,794	311,592
FNB United Corp.	*†	4,390	35,603
Fulton Financial Corp.		35,195	404,039
German American Bancorp, Inc.		2,006	45,175
Glacier Bancorp, Inc.		13,584	301,429
Great Southern Bancorp, Inc.		1,938	52,248
Guaranty Bancorp		3,103	35,219
Hampton Roads Bankshares, Inc.	*	5,516	7,116
Hancock Holding Co.		14,809	445,307
Hanmi Financial Corp.	*	5,822	102,875
Heartland Financial USA, Inc.		1,950	53,605
Heritage Commerce Corp.	*	4,197	29,379
Heritage Financial Corp./Washington		2,948	43,188
Heritage Oaks Bancorp	*	3,455	21,317
Home Bancshares, Inc./Arkansas		7,631	198,177
Home Federal Bancorp, Inc./Idaho		2,295	29,238
HomeTrust Bancshares, Inc.	*	3,407	57,783
Horizon Bancorp/Indiana		1,400	28,574
Hudson Valley Holding Corp.		2,708	45,982
Huntington Bancshares, Inc./Ohio		147,338	1,161,023
IBERIABANK Corp.		5,329	285,688
Independent Bank Corp./Massachusetts		3,937	135,827
Independent Bank Group, Inc.	*	611	18,574
International Bancshares Corp.		9,243	208,707
Intervest Bancshares Corp., Class A	*	2,892	19,319
Investors Bancorp, Inc.		9,011	189,952
Lakeland Bancorp, Inc.		4,730	49,334
Lakeland Financial Corp.		3,085	85,609
LCNB Corp.		959	21,443
Macatawa Bank Corp.	*	3,843	19,369
MainSource Financial Group, Inc.		4,454	59,817
MB Financial, Inc.		9,397	251,840
Mercantile Bank Corp.		1,379	24,781
Merchants Bancshares, Inc.		1,246	36,844
Metro Bancorp, Inc.	*	2,334	46,750
MetroCorp Bancshares, Inc.		2,525	24,644
Middleburg Financial Corp.		906	17,305
MidSouth Bancorp, Inc.		3,651	56,700
MidWestOne Financial Group, Inc.		1,528	36,764

		Shares	Value
National Bank Holdings Corp., Class A		8,481	$167,076
National Bankshares, Inc.		1,101	39,119
National Penn Bancshares, Inc.		19,722	200,376
NBT Bancorp, Inc.		7,352	155,642
NewBridge Bancorp	*	4,001	23,966
Northrim BanCorp, Inc.		1,031	24,940
OFG Bancorp (Puerto Rico)		9,147	165,652
Old National Bancorp/Indiana		19,139	264,692
OmniAmerican Bancorp, Inc.	*	1,885	41,527
Pacific Continental Corp.		2,833	33,429
Pacific Premier Bancorp, Inc.	*	2,487	30,391
PacWest Bancorp		6,347	194,536
Palmetto Bancshares, Inc.	*	743	9,659
Park National Corp.	†	1,966	135,241
Park Sterling Corp.	*	7,082	41,855
Peapack Gladstone Financial Corp.		1,086	19,005
Penns Woods Bancorp, Inc.		608	25,451
Peoples Bancorp, Inc./Ohio		2,337	49,264
Pinnacle Financial Partners, Inc.	*	6,115	157,217
Popular, Inc. (Puerto Rico)	*	18,104	549,094
Preferred Bank/Los Angeles CA	*	2,248	37,047
PrivateBancorp, Inc.		12,737	270,152
Prosperity Bancshares, Inc.		10,569	547,369
Renasant Corp.		4,358	106,074
Republic Bancorp, Inc./Kentucky, Class A		2,055	45,046
S&T Bancorp, Inc.		6,364	124,734
Sandy Spring Bancorp, Inc.		4,178	90,328
SCBT Financial Corp.		2,852	143,712
Seacoast Banking Corp. of Florida	*	16,921	37,226
Sierra Bancorp		2,504	37,059
Signature Bank/New York	*	8,254	685,247
Simmons First National Corp., Class A		3,697	96,455
Southside Bancshares, Inc.		3,011	71,903
Southwest Bancorp, Inc./Oklahoma	*	4,075	53,790
State Bank Financial Corp.		5,308	79,779
StellarOne Corp.		3,710	72,902
Sterling Bancorp/New York		5,344	62,097
Sterling Financial Corp./Washington		5,733	136,331
Suffolk Bancorp	*	2,229	36,422
Sun Bancorp, Inc./New Jersey	*	6,405	21,713
Susquehanna Bancshares, Inc.		32,619	419,154
SVB Financial Group	*	7,832	652,562
SY Bancorp, Inc.		2,661	65,274
Synovus Financial Corp.		137,033	400,136
Taylor Capital Group, Inc.	*	2,736	46,211
TCF Financial Corp.		28,280	401,010
Texas Capital Bancshares, Inc.	*	7,089	314,468
Tompkins Financial Corp.		2,487	112,388
TowneBank/Virginia	†	4,995	73,526
Trico Bancshares		2,628	56,055
Tristate Capital Holdings, Inc.	*	1,067	14,671
Trustmark Corp.		11,537	283,579
UMB Financial Corp.		5,648	314,424
Umpqua Holdings Corp.		19,250	288,943
Union First Market Bankshares Corp.		4,226	87,013
United Bankshares, Inc.	†	8,519	225,328

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
United Community Banks, Inc./Georgia	*	8,268	$102,689
Univest Corp of Pennsylvania		2,741	52,271
Valley National Bancorp	†	36,283	343,600
ViewPoint Financial Group, Inc.		6,157	128,127
Virginia Commerce Bancorp, Inc.	*	5,289	73,834
Washington Banking Co.		2,583	36,679
Washington Trust Bancorp, Inc.		3,270	93,260
Webster Financial Corp.		15,362	394,496
WesBanco, Inc.		4,384	115,869
West Bancorporation, Inc.		2,473	29,058
Westamerica Bancorporation		4,848	221,505
Western Alliance Bancorp	*	14,353	227,208
Wilshire Bancorp, Inc.		11,523	76,282
Wintrust Financial Corp.		6,372	243,920
Yadkin Financial Corp.	*	2,278	31,983
Zions Bancorporation		32,272	932,015

			29,403,302

Commercial Services & Supplies—1.8%
ABM Industries, Inc.		9,730	238,482
ACCO Brands Corp.	*	19,480	123,893
Acorn Energy, Inc.		2,865	24,181
ARC Document Solutions, Inc.	*	7,490	29,960
AT Cross Co., Class A	*	1,508	25,561
Avery Dennison Corp.		17,413	744,580
Brink’s Co. (The)		8,256	210,611
Casella Waste Systems, Inc., Class A	*	5,820	25,084
Ceco Environmental Corp.		1,394	17,146
Cenveo, Inc.	*†	10,269	21,873
Cintas Corp.		18,293	833,063
Clean Harbors, Inc.	*	10,599	535,567
Consolidated Graphics, Inc.	*	1,217	57,211
Copart, Inc.	*	20,577	633,772
Courier Corp.		1,904	27,189
Covanta Holding Corp.		19,254	385,465
Deluxe Corp.		8,746	303,049
EnerNOC, Inc.	*	4,402	58,371
Ennis, Inc.		4,365	75,471
G&K Services, Inc., Class A		3,301	157,128
Healthcare Services Group, Inc.		11,692	286,688
Heritage-Crystal Clean, Inc.	*	1,400	20,454
Herman Miller, Inc.		10,436	282,503
HNI Corp.		7,930	286,035
InnerWorkings, Inc.	*	7,289	79,086
Interface, Inc.		9,959	169,004
Intersections, Inc.		4,413	38,702
KAR Auction Services, Inc.		12,358	282,627
Kimball International, Inc., Class B		4,445	43,161
Knoll, Inc.		8,621	122,504
McGrath RentCorp		4,288	146,478
Mine Safety Appliances Co.		4,632	215,620
Mobile Mini, Inc.	*	6,527	216,370
Multi-Color Corp.		2,526	76,639
NL Industries, Inc.		412	4,656
Performant Financial Corp.	*	3,538	41,005
Pitney Bowes, Inc.	†	34,695	509,323
Quad/Graphics, Inc.	†	4,134	99,629
R.R. Donnelley & Sons Co.	†	31,302	438,541

		Shares	Value
Rollins, Inc.		11,788	$305,309
Schawk, Inc.		1,459	19,157
Standard Parking Corp.	*	2,169	46,547
Steelcase, Inc., Class A		15,256	222,432
Swisher Hygiene, Inc.	*	19,333	16,624
Team, Inc.	*	3,347	126,684
Tetra Tech, Inc.	*	11,065	260,138
TMS International Corp., Class A		1,511	22,408
TRC Cos., Inc.	*	3,666	25,662
Unifirst Corp.		2,539	231,684
United Stationers, Inc.		7,455	250,115
US Ecology, Inc.		3,604	98,894
Viad Corp.		3,417	83,785
Waste Connections, Inc.		21,896	900,801
West Corp.		3,374	74,700

			10,571,622

Communications Equipment—1.2%
ADTRAN, Inc.		10,673	262,663
Alliance Fiber Optic Products, Inc.		930	18,609
Anaren, Inc.	*	2,003	45,949
ARRIS Group, Inc.	*	20,318	291,563
Aruba Networks, Inc.	*	20,237	310,840
Aviat Networks, Inc.	*	11,965	31,348
Bel Fuse, Inc., Class B		1,562	21,009
Black Box Corp.		2,697	68,288
Brocade Communications Systems, Inc.	*	78,700	453,312
CalAmp Corp.	*	6,551	95,645
Calix, Inc.	*	6,802	68,700
Ciena Corp.	*	18,562	360,474
Comtech Telecommunications Corp.		3,106	83,520
Digi International, Inc.	*	4,346	40,722
EchoStar Corp., Class A	*	7,521	294,146
Emulex Corp.	*	15,840	103,277
Extreme Networks, Inc.	*	15,723	54,244
Finisar Corp.	*	16,126	273,336
Globecomm Systems, Inc.	*	5,067	64,047
Harmonic, Inc.	*	19,391	123,133
Infinera Corp.	*	19,569	208,801
InterDigital, Inc.		7,655	341,796
Ixia	*	9,680	178,112
JDS Uniphase Corp.	*	40,584	583,598
KVH Industries, Inc.	*	3,755	49,979
NETGEAR, Inc.	*	7,547	230,485
Numerex Corp., Class A	*	1,800	20,088
Oplink Communications, Inc.	*	3,197	55,532
Palo Alto Networks, Inc.	*	5,360	225,978
Parkervision, Inc.	*†	17,722	80,635
PC-Tel, Inc.		2,924	24,796
Plantronics, Inc.		7,822	343,542
Polycom, Inc.	*	30,575	322,260
Procera Networks, Inc.	*	3,968	54,481
Riverbed Technology, Inc.	*	28,385	441,671
Ruckus Wireless, Inc.	*†	7,098	90,925
ShoreTel, Inc.	*	9,728	39,204
Sonus Networks, Inc.	*	44,942	135,275
Symmetricom, Inc.	*	6,110	27,434
Tellabs, Inc.		59,542	117,893
Tessco Technologies, Inc.		867	22,889
Ubiquiti Networks, Inc.		2,651	46,499

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
ViaSat, Inc.	*	6,826	$487,786
Westell Technologies, Inc., Class A	*	13,644	32,609

			7,227,093

Computers & Peripherals—0.7%
3D Systems Corp.	*†	17,311	759,953
Avid Technology, Inc.	*	2,658	15,629
Cray, Inc.	*	6,853	134,593
Datalink Corp.	*	2,020	21,493
Diebold, Inc.		11,573	389,894
Electronics for Imaging, Inc.	*	8,004	226,433
Fusion-io, Inc.	*†	12,959	184,536
Hutchinson Technology, Inc.	*	3,764	17,804
Imation Corp.	*	7,222	30,549
Immersion Corp.	*	5,977	79,195
Intermec, Inc.	*	11,337	111,443
Lexmark International, Inc., Class A		11,007	336,484
NCR Corp.	*	28,766	948,990
QLogic Corp.	*	16,769	160,312
Quantum Corp.	*	58,778	80,526
Silicon Graphics International Corp.	*	6,293	84,200
STEC, Inc.	*	6,821	45,837
Stratasys Ltd.	*	5,497	460,319
Super Micro Computer, Inc.	*	5,215	55,488
Synaptics, Inc.	*	5,652	217,941

			4,361,619

Construction & Engineering—1.1%
AECOM Technology Corp.	*	18,991	603,724
Aegion Corp.	*	6,611	148,814
Ameresco, Inc., Class A	*	2,238	20,164
Argan, Inc.		2,317	36,145
Chicago Bridge & Iron Co. NV (Netherlands)		17,783	1,060,934
Comfort Systems USA, Inc.		6,272	93,578
Dycom Industries, Inc.	*	6,558	151,752
EMCOR Group, Inc.		11,664	474,142
Furmanite Corp.	*	7,017	46,944
Granite Construction, Inc.		6,711	199,719
Great Lakes Dredge & Dock Corp.		9,800	76,636
KBR, Inc.		26,168	850,460
Layne Christensen Co.	*	3,389	66,119
MasTec, Inc.	*	11,328	372,691
Michael Baker Corp.		1,370	37,141
MYR Group, Inc.	*	3,419	66,500
Northwest Pipe Co.	*	2,458	68,578
Orion Marine Group, Inc.	*	6,042	73,048
Pike Electric Corp.		4,864	59,827
Primoris Services Corp.		5,870	115,756
Quanta Services, Inc.	*	37,212	984,630
Sterling Construction Co., Inc.	*	5,331	48,299
Tutor Perini Corp.	*	5,845	105,736
URS Corp.		13,633	643,750

			6,405,087

Construction Materials—0.3%
Eagle Materials, Inc.		8,459	560,578
Headwaters, Inc.	*	14,630	129,329

		Shares	Value
Martin Marietta Materials, Inc.		8,062	$793,462
Texas Industries, Inc.	*†	3,747	244,080
United States Lime & Minerals, Inc.	*	481	25,132
US Concrete, Inc.	*	2,151	35,319

			1,787,900

Consumer Finance—0.4%
Cash America International, Inc.		5,250	238,665
Consumer Portfolio Services, Inc.	*	2,748	20,170
Credit Acceptance Corp.	*	1,300	136,565
DFC Global Corp.	*	7,457	102,981
Encore Capital Group, Inc.	*	3,915	129,626
Ezcorp, Inc., Class A	*	8,825	148,966
First Cash Financial Services, Inc.	*	5,377	264,602
First Marblehead Corp. (The)	*†	39,461	46,564
Green Dot Corp., Class A	*†	4,362	87,022
Imperial Holdings, Inc.	*	2,792	19,125
Nelnet, Inc., Class A		4,517	163,018
Netspend Holdings, Inc.	*	3,938	62,890
Nicholas Financial, Inc.		1,628	24,615
Portfolio Recovery Associates, Inc.	*	2,931	450,290
Regional Management Corp.	*	850	21,250
World Acceptance Corp.	*†	1,607	139,713

			2,056,062

Containers & Packaging—1.6%
AEP Industries, Inc.	*	838	62,339
AptarGroup, Inc.		11,696	645,736
Ball Corp.		26,295	1,092,294
Bemis Co., Inc.		18,193	712,074
Berry Plastics Group, Inc.	*	8,974	198,056
Boise, Inc.		17,044	145,556
Crown Holdings, Inc.	*	25,675	1,056,013
Graphic Packaging Holding Co.	*	37,441	289,793
Greif, Inc., Class A		5,397	284,260
Myers Industries, Inc.		4,506	67,635
Owens-Illinois, Inc.	*	28,716	798,018
Packaging Corp. of America		17,148	839,566
Rock-Tenn Co., Class A		12,616	1,260,086
Sealed Air Corp.		34,176	818,515
Silgan Holdings, Inc.		7,880	370,045
Sonoco Products Co.		18,010	622,606
UFP Technologies, Inc.	*	952	18,640

			9,281,232

Distributors—0.3%
Core-Mark Holding Co., Inc.		1,898	120,523
LKQ Corp.	*	52,976	1,364,132
Pool Corp.		8,124	425,779
VOXX International Corp.	*	2,945	36,135
Weyco Group, Inc.		1,031	25,981

			1,972,550

Diversified Consumer Services—0.8%
American Public Education, Inc.	*	3,033	112,706
Apollo Group, Inc., Class A	*	17,124	303,437
Ascent Capital Group, Inc., Class A	*	2,543	198,532
Bridgepoint Education, Inc.	*	5,181	63,105
Bright Horizons Family Solutions, Inc.	*	1,996	69,281
Capella Education Co.	*	2,073	86,341

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Career Education Corp.	*	11,632	$33,733
Carriage Services, Inc.		2,616	44,341
Coinstar, Inc.	*†	5,002	293,467
Corinthian Colleges, Inc.	*	17,447	39,081
DeVry, Inc.		11,303	350,619
Education Management Corp.	*†	5,027	28,252
Grand Canyon Education, Inc.	*	8,434	271,828
Hillenbrand, Inc.		10,140	240,419
ITT Educational Services, Inc.	*†	4,939	120,512
JTH Holding, Inc., Class A	*	737	11,976
K12, Inc.	*	5,107	134,161
LifeLock, Inc.	*	10,164	119,020
Lincoln Educational Services Corp.		3,801	20,031
Mac-Gray Corp.		1,917	27,221
Matthews International Corp., Class A		4,455	167,954
Regis Corp.		8,692	142,723
Service Corp. International		36,903	665,361
Sotheby’s		11,815	447,907
Steiner Leisure Ltd. (Bahamas)	*	2,327	123,005
Stewart Enterprises, Inc., Class A		12,603	164,973
Strayer Education, Inc.	†	1,807	88,236
Universal Technical Institute, Inc.		4,524	46,733
Weight Watchers International, Inc.	†	5,424	249,504

			4,664,459

Diversified Financial Services—0.5%
CBOE Holdings, Inc.		15,218	709,768
Gain Capital Holdings, Inc.		1,849	11,667
MarketAxess Holdings, Inc.		6,806	318,180
Marlin Business Services Corp.		1,306	29,751
MSCI, Inc.	*	21,356	710,514
NASDAQ OMX Group, Inc. (The)		19,544	640,848
NewStar Financial, Inc.	*	5,723	76,230
PHH Corp.	*	10,225	208,385
PICO Holdings, Inc.	*	3,754	78,684
Resource America, Inc., Class A		3,696	31,416

			2,815,443

Diversified Telecommunication Services—0.8%
8x8, Inc.	*	14,799	121,944
Atlantic Tele-Network, Inc.		1,558	77,370
Cbeyond, Inc.	*	5,638	44,202
Cincinnati Bell, Inc.	*	38,778	118,661
Cogent Communications Group, Inc.		9,120	256,728
Consolidated Communications Holdings, Inc.		7,943	138,288
Fairpoint Communications, Inc.	*†	2,675	22,336
Frontier Communications Corp.	†	174,146	705,291
General Communication, Inc., Class A	*	3,847	30,122
Hawaiian Telcom Holdco, Inc.	*	1,637	41,187
HickoryTech Corp.		2,808	29,849
IDT Corp., Class B		2,274	42,501

		Shares	Value
inContact, Inc.	*	8,949	$73,561
Intelsat SA (Luxembourg)	*	3,546	70,920
Iridium Communications, Inc.	*†	10,823	83,986
Level 3 Communications, Inc.	*	28,997	611,257
Lumos Networks Corp.		2,601	44,477
magicJack VocalTec Ltd. (Israel)	*	3,040	43,138
Neutral Tandem, Inc.		6,478	37,249
ORBCOMM, Inc.	*	7,135	32,036
Premiere Global Services, Inc.	*	8,185	98,793
Primus Telecommunications Group, Inc.		1,944	23,211
Towerstream Corp.	*†	22,633	57,714
tw telecom inc.	*	26,258	738,900
Vonage Holdings Corp.	*	26,128	73,942
Windstream Corp.		100,642	775,950

			4,393,613

Electric Utilities—1.8%
ALLETE, Inc.		6,861	342,021
Cleco Corp.		10,464	485,844
El Paso Electric Co.		7,953	280,820
Empire District Electric Co. (The)		7,796	173,929
Great Plains Energy, Inc.		26,703	601,886
Hawaiian Electric Industries, Inc.	†	18,463	467,299
IDACORP, Inc.		8,770	418,855
ITC Holdings Corp.		9,341	852,833
MGE Energy, Inc.		4,136	226,487
NV Energy, Inc.		40,989	961,602
OGE Energy Corp.		17,391	1,186,066
Otter Tail Corp.		6,778	192,495
Pepco Holdings, Inc.		43,519	877,343
Pinnacle West Capital Corp.		19,504	1,081,887
PNM Resources, Inc.		13,928	309,062
Portland General Electric Co.		13,022	398,343
UIL Holdings Corp.		9,097	347,960
Unitil Corp.		2,617	75,579
UNS Energy Corp.		7,150	319,820
Westar Energy, Inc.		22,750	727,090

			10,327,221

Electrical Equipment—1.1%
Acuity Brands, Inc.		7,498	566,249
American Superconductor Corp.	*†	6,746	17,809
AZZ, Inc.		4,607	177,646
Babcock & Wilcox Co. (The)		20,160	605,405
Belden, Inc.		7,642	381,565
Brady Corp., Class A		7,763	238,557
Capstone Turbine Corp.	*†	79,299	92,780
Coleman Cable, Inc.		953	17,211
Encore Wire Corp.		3,443	117,406
EnerSys, Inc.		8,778	430,473
Enphase Energy, Inc.	*†	4,304	33,270
Franklin Electric Co., Inc.		7,858	264,422
FuelCell Energy, Inc.	*†	48,935	62,147
Generac Holdings, Inc.		8,508	314,881
General Cable Corp.		8,632	265,434
Global Power Equipment Group, Inc.		2,804	45,201
GrafTech International Ltd.	*†	22,518	163,931
Hubbell, Inc., Class B		10,699	1,059,201

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
II-VI, Inc.	*	8,787	$142,877
LSI Industries, Inc.		3,003	24,294
Polypore International, Inc.	*†	8,493	342,268
Powell Industries, Inc.	*	1,563	80,729
Power Solutions International, Inc.	*	305	10,245
PowerSecure International, Inc.	*	3,029	45,526
Preformed Line Products Co.		302	20,026
Regal-Beloit Corp.		7,866	510,031
Revolution Lighting Technologies, Inc.	*	4,765	19,060
SolarCity Corp.	*†	3,619	136,690
Thermon Group Holdings, Inc.	*	4,483	91,453
Vicor Corp.	*	3,481	23,845

			6,300,632

Electronic Equipment, Instruments & Components—2.3%
Aeroflex Holding Corp.	*	7,441	58,709
Agilysys, Inc.	*	4,188	47,282
Anixter International, Inc.	*	4,879	369,877
Arrow Electronics, Inc.	*	18,475	736,229
Audience, Inc.	*	1,525	20,145
Avnet, Inc.	*	24,366	818,698
AVX Corp.		9,165	107,689
Badger Meter, Inc.		2,704	120,463
Benchmark Electronics, Inc.	*	10,071	202,427
Checkpoint Systems, Inc.	*	8,101	114,953
Cognex Corp.		7,539	340,914
Coherent, Inc.		4,175	229,917
CTS Corp.		4,578	62,444
Daktronics, Inc.		5,610	57,559
Dolby Laboratories, Inc., Class A		7,140	238,833
DTS, Inc.	*	3,053	62,831
Electro Rent Corp.		2,563	43,033
Electro Scientific Industries, Inc.		3,685	39,651
Fabrinet (Cayman Islands)	*	4,614	64,596
FARO Technologies, Inc.	*	2,847	96,286
FEI Co.		7,016	512,098
FLIR Systems, Inc.		25,185	679,239
GSI Group, Inc.	*	5,025	40,401
Ingram Micro, Inc., Class A	*	27,070	514,059
Insight Enterprises, Inc.	*	7,275	129,058
InvenSense Inc.	*†	9,463	145,541
IPG Photonics Corp.	†	5,664	343,975
Itron, Inc.	*	7,053	299,259
Jabil Circuit, Inc.		35,363	720,698
Kemet Corp.	*	8,699	35,753
Littelfuse, Inc.		3,785	282,399
Maxwell Technologies, Inc.	*	5,615	40,147
Measurement Specialties, Inc.	*	3,063	142,521
Mercury Systems, Inc.	*	3,652	33,671
Mesa Laboratories, Inc.		539	29,176
Methode Electronics, Inc.		7,481	127,252
Molex, Inc.		25,483	747,671
MTS Systems Corp.		2,686	152,028
Multi-Fineline Electronix, Inc.	*	1,120	16,587
National Instruments Corp.		17,107	477,970
Navarre Corp.	*	6,434	17,758
Neonode, Inc. (Sweden)	*	3,979	23,675
Newport Corp.	*	6,603	91,980
OSI Systems, Inc.	*	3,433	221,154

		Shares	Value
Park Electrochemical Corp.		3,495	$83,915
PC Connection, Inc.		2,755	42,565
Plexus Corp.	*	5,843	174,647
Power-One, Inc.	*	14,664	92,676
Radisys Corp.	*	4,878	23,463
RealD, Inc.	*	6,791	94,395
Richardson Electronics Ltd./United States		1,926	22,611
Rofin-Sinar Technologies, Inc.	*	4,789	119,438
Rogers Corp.	*	2,845	134,625
Sanmina Corp.	*	14,024	201,244
ScanSource, Inc.	*	5,707	182,624
SYNNEX Corp.	*	5,088	215,121
Tech Data Corp.	*	6,714	316,162
Trimble Navigation Ltd.	*	44,703	1,162,725
TTM Technologies, Inc.	*	9,730	81,732
Uni-Pixel, Inc.	*	1,630	23,977
Universal Display Corp.	*†	6,959	195,617
Vishay Intertechnology, Inc.	*	22,804	316,748
Vishay Precision Group, Inc.	*	2,712	41,060
Zygo Corp.	*	2,997	47,383

			13,229,334

Energy Equipment & Services—2.5%
Atwood Oceanics, Inc.	*	9,973	519,095
Basic Energy Services, Inc.	*†	5,491	66,386
Bolt Technology Corp.		1,856	31,701
Bristow Group, Inc.		6,316	412,561
C&J Energy Services, Inc.	*†	7,108	137,682
Cal Dive International, Inc.	*†	20,032	37,660
CARBO Ceramics, Inc.	†	3,363	226,767
Dawson Geophysical Co.	*	1,539	56,728
Dresser-Rand Group, Inc.	*	13,863	831,503
Dril-Quip, Inc.	*	7,078	639,073
Era Group, Inc.	*	3,470	90,741
Exterran Holdings, Inc.	*	10,606	298,241
Forum Energy Technologies, Inc.	*	6,639	202,025
Geospace Technologies Corp.	*	2,205	152,321
Global Geophysical Services, Inc.	*	3,880	18,314
Gulf Island Fabrication, Inc.		2,377	45,520
Gulfmark Offshore, Inc., Class A		4,605	207,639
Helix Energy Solutions Group, Inc.	*	18,482	425,825
Helmerich & Payne, Inc.		16,747	1,045,850
Hercules Offshore, Inc.	*	29,491	207,617
Hornbeck Offshore Services, Inc.	*	6,152	329,132
ION Geophysical Corp.	*	22,870	137,677
Key Energy Services, Inc.	*	31,716	188,710
Lufkin Industries, Inc.		5,305	469,333
Matrix Service Co.	*	4,454	69,393
McDermott International, Inc.	*	41,308	337,899
Mitcham Industries, Inc.	*	3,707	62,203
Nabors Industries Ltd. (Bermuda)		51,669	791,052
Natural Gas Services Group, Inc.	*	2,483	58,326
Newpark Resources, Inc.	*	17,228	189,336
Nuverra Environmental Solutions, Inc.	*†	24,039	69,713
Oceaneering International, Inc.		19,093	1,378,515
Oil States International, Inc.	*	9,725	900,924
Parker Drilling Co.	*	18,562	92,439
Patterson-UTI Energy, Inc.		26,176	506,637
PHI, Inc.	*	2,638	90,483
Pioneer Energy Services Corp.	*	11,528	76,315
RigNet, Inc.	*	1,876	47,800

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Rowan Cos. plc, Class A	*	21,852	$744,498
RPC, Inc.	†	12,499	172,611
SEACOR Holdings, Inc.		3,616	300,309
Superior Energy Services, Inc.	*	27,971	725,568
Tesco Corp.	*	4,785	63,401
TETRA Technologies, Inc.	*	13,294	136,396
TGC Industries, Inc.		2,392	19,662
Tidewater, Inc.		8,862	504,868
Unit Corp.	*	8,459	360,184
Vantage Drilling Co.	*†	44,721	91,231
Willbros Group, Inc.	*	6,569	40,334

			14,608,198

Food & Staples Retailing—0.6%
Andersons, Inc. (The)		3,185	169,410
Arden Group, Inc., Class A		241	26,604
Casey’s General Stores, Inc.		6,804	409,329
Chefs’ Warehouse, Inc. (The)	*	2,301	39,577
Fairway Group Holdings Corp.	*	2,487	60,111
Fresh Market, Inc. (The)	*	6,963	346,200
Harris Teeter Supermarkets, Inc.		8,609	403,418
Ingles Markets, Inc., Class A		1,996	50,399
Nash Finch Co.		2,063	45,407
Natural Grocers by Vitamin Cottage, Inc.	*	1,404	43,524
Pantry, Inc. (The)	*	3,943	48,026
Pricesmart, Inc.		3,292	288,478
Rite Aid Corp.	*	136,012	388,994
Roundy’s, Inc.		3,989	33,228
Spartan Stores, Inc.		3,490	64,356
SUPERVALU, Inc.	*†	35,004	217,725
Susser Holdings Corp.	*	2,932	140,384
United Natural Foods, Inc.	*	8,552	461,723
Village Super Market, Inc., Class A		1,280	42,355
Weis Markets, Inc.		2,120	95,548

			3,374,796

Food Products—1.4%
Alico, Inc.		494	19,814
Annie’s, Inc.	*	2,168	92,660
B&G Foods, Inc.		9,578	326,131
Boulder Brands, Inc.	*	11,006	132,622
Calavo Growers, Inc.		2,244	61,014
Cal-Maine Foods, Inc.		2,754	128,089
Chiquita Brands International, Inc.	*	9,802	107,038
Darling International, Inc.	*	20,481	382,175
Dean Foods Co.	*	32,457	325,219
Diamond Foods, Inc.	*†	4,466	92,670
Dole Food Co., Inc.	*	9,349	119,200
Farmer Bros. Co.	*	930	13,076
Flowers Foods, Inc.		31,296	690,066
Fresh Del Monte Produce, Inc.		7,728	215,457
Griffin Land & Nurseries, Inc.		620	17,682
Hain Celestial Group, Inc. (The)	*	6,923	449,787
Hillshire Brands Co.		20,802	688,130
Ingredion, Inc.		13,451	882,655
Inventure Foods, Inc.	*	3,145	26,292
J&J Snack Foods Corp.		2,553	198,623
John B. Sanfilippo & Son, Inc.		1,899	38,284

		Shares	Value
Lancaster Colony Corp.		3,176	$247,696
Lifeway Foods, Inc.		778	13,506
Limoneira Co.		1,586	32,878
Omega Protein Corp.	*	2,815	25,279
Pilgrim’s Pride Corp.	*	10,087	150,700
Pinnacle Foods, Inc.		5,297	127,923
Post Holdings, Inc.	*	5,682	248,076
Sanderson Farms, Inc.		3,958	262,890
Seaboard Corp.		51	138,108
Seneca Foods Corp., Class A	*	1,290	39,577
Smithfield Foods, Inc.	*	24,573	804,766
Snyders-Lance, Inc.		8,591	244,070
Tootsie Roll Industries, Inc.	†	3,351	106,495
TreeHouse Foods, Inc.	*	6,343	415,720
WhiteWave Foods Co., Class A	*†	18,178	295,393
WhiteWave Foods Co., Class B	*	10,579	160,801

			8,320,562

Gas Utilities—1.1%
AGL Resources, Inc.		20,740	888,916
Atmos Energy Corp.		15,810	649,159
Chesapeake Utilities Corp.		1,819	93,660
Delta Natural Gas Co., Inc.		1,837	39,036
Laclede Group, Inc. (The)		5,598	255,605
National Fuel Gas Co.		13,120	760,304
New Jersey Resources Corp.		7,441	309,025
Northwest Natural Gas Co.		4,635	196,895
Piedmont Natural Gas Co., Inc.	†	13,505	455,659
Questar Corp.		30,684	731,813
South Jersey Industries, Inc.		5,555	318,913
Southwest Gas Corp.		7,750	362,623
UGI Corp.		19,857	776,607
WGL Holdings, Inc.		9,061	391,616

			6,229,831

Health Care Equipment & Supplies—2.4%
Abaxis, Inc.		3,746	177,972
ABIOMED, Inc.	*	6,733	145,163
Accuray, Inc.	*	10,434	59,891
Alere, Inc.	*	14,099	345,426
Align Technology, Inc.	*	12,745	472,075
Alphatec Holdings, Inc.	*	9,819	20,129
Analogic Corp.		2,120	154,400
AngioDynamics, Inc.	*	5,314	59,942
Anika Therapeutics, Inc.	*	1,903	32,351
Antares Pharma, Inc.	*†	19,090	79,414
ArthroCare Corp.	*	4,705	162,464
AtriCure, Inc.	*	3,315	31,493
Atrion Corp.		291	63,645
Biolase, Inc.	*	5,134	18,380
Cantel Medical Corp.		4,138	140,154
Cardiovascular Systems, Inc.	*	3,524	74,709
Cerus Corp.	*†	16,123	71,264
CONMED Corp.		5,352	167,196
Cooper Cos., Inc. (The)		8,471	1,008,473
CryoLife, Inc.		6,833	42,775
Cutera, Inc.	*	2,327	20,478
Cyberonics, Inc.	*	4,754	247,018
Cynosure, Inc., Class A	*	4,120	107,038
Derma Sciences, Inc.	*	2,171	28,983
DexCom, Inc.	*	12,319	276,562
Endologix, Inc.	*	11,389	151,246
Exactech, Inc.	*	1,480	29,230
GenMark Diagnostics, Inc.	*	4,636	47,973

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Globus Medical, Inc., Class A	*†	8,897	$150,003
Greatbatch, Inc.	*	4,014	131,619
Haemonetics Corp.	*	8,858	366,278
HeartWare International, Inc.	*	2,826	268,781
Hill-Rom Holdings, Inc.		10,283	346,331
Hologic, Inc.	*	48,728	940,450
ICU Medical, Inc.	*	2,188	157,667
IDEXX Laboratories, Inc.	*	9,556	857,938
Insulet Corp.	*	9,174	288,155
Integra LifeSciences Holdings Corp.	*	3,392	124,249
Invacare Corp.		4,378	62,868
MAKO Surgical Corp.	*†	7,201	86,772
Masimo Corp.		8,398	178,038
Medical Action Industries, Inc.	*	2,332	17,956
Meridian Bioscience, Inc.		7,174	154,241
Merit Medical Systems, Inc.	*	7,183	80,090
Natus Medical, Inc.	*	6,365	86,882
Navidea Biopharmaceuticals, Inc.	*†	24,451	65,284
Neogen Corp.	*	4,098	227,685
NuVasive, Inc.	*	7,621	188,925
NxStage Medical, Inc.	*	12,475	178,143
OraSure Technologies, Inc.	*	7,330	28,440
Orthofix International NV (Netherlands Antilles)	*	2,888	77,687
PhotoMedex, Inc.	*†	2,664	42,464
Quidel Corp.	*†	5,467	139,573
ResMed, Inc.	†	25,196	1,137,095
Rochester Medical Corp.	*	2,249	33,128
Rockwell Medical, Inc.	*	6,217	22,443
RTI Biologics, Inc.	*	13,504	50,775
Sirona Dental Systems, Inc.	*	9,719	640,288
Solta Medical, Inc.	*	11,237	25,620
Spectranetics Corp.	*	8,571	160,106
Staar Surgical Co.	*	7,139	72,461
STERIS Corp.		10,645	456,458
SurModics, Inc.	*	3,217	64,372
Symmetry Medical, Inc.	*	5,904	49,712
TearLab Corp.	*	4,055	43,064
Teleflex, Inc.		7,202	558,083
Thoratec Corp.	*	9,579	299,918
Tornier NV (Netherlands)	*	4,118	72,065
Unilife Corp.	*†	15,695	49,753
Utah Medical Products, Inc.		525	28,508
Vascular Solutions, Inc.	*	2,721	40,026
Volcano Corp.	*	9,210	166,977
West Pharmaceutical Services, Inc.		6,057	425,565
Wright Medical Group, Inc.	*	7,473	195,867
Zeltiq Aesthetics, Inc.	*	3,019	19,291

			14,093,938

Health Care Providers & Services—2.4%
Acadia Healthcare Co., Inc.	*	5,944	196,568
Accretive Health, Inc.	*†	9,701	104,868
Addus HomeCare Corp.	*	874	17,253
Air Methods Corp.		6,714	227,470
Alliance HealthCare Services, Inc.	*	806	12,606
Almost Family, Inc.		2,502	47,538
Amedisys, Inc.	*	5,275	61,295
AMN Healthcare Services, Inc.	*	7,678	109,949

		Shares	Value
Amsurg Corp.	*	5,421	$190,277
Bio-Reference Labs, Inc.	*†	4,688	134,780
BioScrip, Inc.	*	9,835	162,277
Brookdale Senior Living, Inc.	*	17,941	474,360
Capital Senior Living Corp.	*	5,534	132,263
Centene Corp.	*	9,350	490,501
Chemed Corp.		3,466	251,042
Chindex International, Inc.	*	2,406	39,025
Community Health Systems, Inc.		16,464	771,832
Corvel Corp.	*	1,582	46,305
Cross Country Healthcare, Inc.	*	2,631	13,576
Emeritus Corp.	*	6,981	161,820
Ensign Group, Inc. (The)		3,393	119,501
ExamWorks Group, Inc.	*	4,999	106,129
Five Star Quality Care, Inc.	*	9,106	51,085
Gentiva Health Services, Inc.	*	5,336	53,147
Hanger, Inc.	*	6,290	198,953
Health Management Associates, Inc., Class A	*	45,177	710,182
Health Net, Inc.	*	14,135	449,776
HealthSouth Corp.	*	15,614	449,683
Healthways, Inc.	*	5,769	100,265
IPC The Hospitalist Co., Inc.	*	3,142	161,373
Kindred Healthcare, Inc.	*	9,246	121,400
Landauer, Inc.		1,319	63,721
LHC Group, Inc.	*	2,770	54,237
LifePoint Hospitals, Inc.	*	8,109	396,044
Magellan Health Services, Inc.	*	4,963	278,325
MEDNAX, Inc.	*	8,920	816,894
Molina Healthcare, Inc.	*	4,825	179,393
MWI Veterinary Supply, Inc.	*	2,204	271,621
National Healthcare Corp.		1,812	86,614
National Research Corp., Class A	*	1,929	34,722
Omnicare, Inc.		18,538	884,448
Owens & Minor, Inc.		11,083	374,938
Patterson Cos., Inc.		15,567	585,319
PharMerica Corp.	*	5,445	75,468
Providence Service Corp. (The)	*	2,069	60,187
Select Medical Holdings Corp.		8,061	66,100
Skilled Healthcare Group, Inc., Class A	*	4,230	28,256
Team Health Holdings, Inc.	*	11,828	485,776
Tenet Healthcare Corp.	*	18,124	835,516
Triple-S Management Corp., Class B (Puerto Rico)	*	4,524	97,130
U.S. Physical Therapy, Inc.		2,234	61,748
Universal American Corp.		7,130	63,386
Universal Health Services, Inc., Class B		16,136	1,080,467
USMD Holdings, Inc.	*	174	5,149
Vanguard Health Systems, Inc.	*	5,673	117,658
VCA Antech, Inc.	*	15,954	416,240
WellCare Health Plans, Inc.	*	7,548	419,291

			14,005,747

Health Care Technology—0.4%
Allscripts Healthcare Solutions, Inc.	*	32,155	416,086
athenahealth, Inc.	*†	6,418	543,733
Computer Programs & Systems, Inc.		2,114	103,882
Greenway Medical Technologies	*†	1,880	23,199
HealthStream, Inc.	*	3,356	84,974
HMS Holdings Corp.	*	15,221	354,649

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
MedAssets, Inc.	*	11,090	$196,737
Medidata Solutions, Inc.	*	4,866	376,872
Merge Healthcare, Inc.	*	9,619	34,628
Omnicell, Inc.	*	6,227	127,965
Quality Systems, Inc.		6,901	129,118
Vocera Communications, Inc.	*	3,339	49,083

			2,440,926

Hotels, Restaurants & Leisure—2.3%
AFC Enterprises, Inc.	*	4,381	157,453
Ameristar Casinos, Inc.		6,381	167,757
Bally Technologies, Inc.	*	6,963	392,852
Biglari Holdings, Inc.	*	203	83,311
BJ’s Restaurants, Inc.	*	4,349	161,348
Bloomin’ Brands, Inc.	*	8,939	222,402
Bob Evans Farms, Inc.		5,483	257,591
Boyd Gaming Corp.	*†	9,758	110,265
Bravo Brio Restaurant Group, Inc.	*	3,101	55,260
Brinker International, Inc.		12,272	483,885
Buffalo Wild Wings, Inc.	*	3,378	331,585
Burger King Worldwide, Inc.		16,241	316,862
Caesars Entertainment Corp.	*†	6,320	86,584
Carrols Restaurant Group, Inc.	*	3,749	24,219
CEC Entertainment, Inc.		2,926	120,083
Cheesecake Factory, Inc. (The)		9,317	390,289
Choice Hotels International, Inc.		5,105	202,617
Churchill Downs, Inc.		2,365	186,480
Chuy’s Holdings, Inc.	*	2,570	98,534
Cracker Barrel Old Country Store, Inc.		3,399	321,749
Del Frisco’s Restaurant Group, Inc.	*	1,694	36,269
Denny’s Corp.	*	15,003	84,317
DineEquity, Inc.		2,805	193,180
Diversified Restaurant Holdings, Inc.	*	1,746	13,898
Domino’s Pizza, Inc.		10,148	590,106
Dunkin’ Brands Group, Inc.		18,106	775,299
Einstein Noah Restaurant Group, Inc.		1,279	18,162
Fiesta Restaurant Group, Inc.	*	3,196	109,910
Ignite Restaurant Group, Inc.	*	1,280	24,154
International Game Technology		44,112	737,112
International Speedway Corp., Class A		5,069	159,521
Interval Leisure Group, Inc.		6,806	135,576
Isle of Capri Casinos, Inc.	*	1,251	9,383
Jack in the Box, Inc.	*	8,142	319,899
Jamba, Inc.	*	3,273	48,866
Krispy Kreme Doughnuts, Inc.	*	12,674	221,161
Life Time Fitness, Inc.	*	7,740	387,851
Luby’s, Inc.	*	4,603	38,895
Marcus Corp.		1,805	22,960
Marriott Vacations Worldwide Corp.	*	5,077	219,530
Monarch Casino & Resort, Inc.	*	2,050	34,563
Morgans Hotel Group Co.	*†	5,643	45,483
Multimedia Games Holding Co., Inc.	*	4,998	130,298
Nathan’s Famous, Inc.	*	431	22,520
Orient-Express Hotels Ltd., Class A (Bermuda)	*	16,283	198,001

		Shares	Value
Panera Bread Co., Class A	*	4,918	$914,453
Papa John’s International, Inc.	*	2,773	181,271
Penn National Gaming, Inc.	*	12,185	644,099
Pinnacle Entertainment, Inc.	*	10,729	211,039
Red Robin Gourmet Burgers, Inc.	*	2,363	130,390
Ruby Tuesday, Inc.	*	11,736	108,323
Ruth’s Hospitality Group, Inc.		5,675	68,497
Scientific Games Corp., Class A	*	8,925	100,406
SeaWorld Entertainment, Inc.		4,826	169,393
SHFL Entertainment, Inc.	*	9,562	169,343
Six Flags Entertainment Corp.		11,766	413,693
Sonic Corp.	*	10,276	149,619
Speedway Motorsports, Inc.		1,680	29,232
Texas Roadhouse, Inc.		11,362	284,277
Town Sports International Holdings, Inc.		4,025	43,349
Vail Resorts, Inc.		6,260	385,115
Wendy’s Co. (The)		51,279	298,957
WMS Industries, Inc.	*	9,531	243,136

			13,292,632

Household Durables—2.0%
American Greetings Corp., Class A		6,040	110,049
Bassett Furniture Industries, Inc.		1,779	27,628
Beazer Homes USA, Inc.	*†	4,831	84,639
Blyth, Inc.	†	1,754	24,486
Cavco Industries, Inc.	*	1,216	61,347
CSS Industries, Inc.		1,140	28,420
D.R. Horton, Inc.		49,925	1,062,404
Ethan Allen Interiors, Inc.	†	4,278	123,206
EveryWare Global, Inc.	*	1,582	19,206
Flexsteel Industries, Inc.		839	20,455
Harman International Industries, Inc.		12,152	658,638
Helen of Troy Ltd. (Bermuda)	*	5,442	208,810
Hooker Furniture Corp.		2,097	34,097
Hovnanian Enterprises, Inc., Class A	*†	21,157	118,691
iRobot Corp.	*	4,739	188,470
Jarden Corp.	*	19,752	864,150
KB Home	†	14,319	281,082
La-Z-Boy, Inc.		9,601	194,612
Leggett & Platt, Inc.		24,927	774,980
Lennar Corp., Class A		28,899	1,041,520
Libbey, Inc.	*	3,551	85,117
Lifetime Brands, Inc.		1,617	21,959
M/I Homes, Inc.	*	4,003	91,909
MDC Holdings, Inc.		6,746	219,312
Meritage Homes Corp.	*	6,210	269,266
Mohawk Industries, Inc.	*	10,769	1,211,405
NACCO Industries, Inc., Class A		829	47,485
NVR, Inc.	*	882	813,204
Ryland Group, Inc. (The)		8,272	331,707
Skullcandy, Inc.	*	3,066	16,740
Standard Pacific Corp.	*†	29,234	243,519
Taylor Morrison Home Corp., Class A	*	5,028	122,583
Tempur Sealy International, Inc.	*	10,615	465,999
Toll Brothers, Inc.	*	29,379	958,637
TRI Pointe Homes, Inc.	*	2,341	38,814
Tupperware Brands Corp.		9,372	728,111
Universal Electronics, Inc.	*	3,125	87,906

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
William Lyon Homes, Class A	*	2,179	$54,933
Zagg, Inc.	*	4,869	26,049

			11,761,545

Household Products—0.3%
Central Garden and Pet Co., Class A	*	6,906	47,651
Energizer Holdings, Inc.		11,248	1,130,536
Harbinger Group, Inc.	*	7,514	56,656
Oil-Dri Corp of America		764	20,987
Orchids Paper Products Co.		947	24,859
Spectrum Brands Holdings, Inc.		3,690	209,850
WD-40 Co.		2,756	150,147

			1,640,686

Independent Power Producers & Energy Traders—0.1%
Atlantic Power Corp.	†	20,459	80,608
Dynegy, Inc.	*	16,323	368,084
Genie Energy Ltd., Class B	*	4,871	44,570
Ormat Technologies, Inc.		3,707	87,188

			580,450

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		11,527	718,248
Raven Industries, Inc.		6,841	205,093

			923,341

Insurance—4.8%
Alleghany Corp.	*	2,947	1,129,615
Allied World Assurance Co. Holdings AG (Switzerland)		6,051	553,727
Ambac Financial Group, Inc.	*	7,128	169,860
American Equity Investment Life Holding Co.		10,752	168,806
American Financial Group, Inc.		13,822	676,034
American National Insurance Co.		1,570	156,168
American Safety Insurance Holdings Ltd. (Bermuda)	*	2,368	68,554
AMERISAFE, Inc.		3,489	113,009
Amtrust Financial Services, Inc.	†	5,336	190,495
Arch Capital Group Ltd. (Bermuda)	*	23,375	1,201,709
Argo Group International Holdings Ltd. (Bermuda)		4,639	196,647
Arthur J. Gallagher & Co.		22,092	965,199
Aspen Insurance Holdings Ltd. (Bermuda)		12,105	448,974
Assurant, Inc.		13,642	694,514
Assured Guaranty Ltd. (Bermuda)		29,406	648,696
Axis Capital Holdings Ltd. (Bermuda)		20,677	946,593
Baldwin & Lyons, Inc., Class B		1,792	43,510
Brown & Brown, Inc.		20,866	672,720
Citizens, Inc.	*	8,606	51,464
CNO Financial Group, Inc.		38,574	499,919
Crawford & Co., Class B		3,543	19,912
Donegal Group, Inc., Class A		1,264	17,658
Eastern Insurance Holdings, Inc.		1,019	19,106
eHealth, Inc.	*	3,998	90,834
EMC Insurance Group, Inc.		1,041	27,337
Employers Holdings, Inc.		5,724	139,952
Endurance Specialty Holdings Ltd. (Bermuda)		7,658	394,004

		Shares	Value
Enstar Group Ltd. (Bermuda)	*	1,618	$215,162
Erie Indemnity Co., Class A		4,229	337,009
Everest Re Group Ltd. (Bermuda)		8,830	1,132,536
FBL Financial Group, Inc., Class A		2,268	98,681
Fidelity National Financial, Inc., Class A		40,174	956,543
First American Financial Corp.		18,930	417,217
Genworth Financial, Inc., Class A	*	86,104	982,447
Global Indemnity plc (Ireland)	*	1,488	35,042
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	4,425	108,545
Hallmark Financial Services, Inc.	*	2,249	20,556
Hanover Insurance Group, Inc. (The)		7,669	375,244
HCC Insurance Holdings, Inc.		17,992	775,635
HCI Group, Inc.		1,471	45,189
Hilltop Holdings, Inc.	*	11,655	191,142
Horace Mann Educators Corp.		7,441	181,412
Independence Holding Co.		1,901	22,470
Infinity Property & Casualty Corp.		1,953	116,711
Investors Title Co.		224	15,891
Kansas City Life Insurance Co.		1,203	46,039
Kemper Corp.		8,711	298,352
Maiden Holdings Ltd. (Bermuda)		8,262	92,700
Markel Corp.	*	2,408	1,268,896
MBIA, Inc.	*	24,484	325,882
Meadowbrook Insurance Group, Inc.		10,981	88,177
Mercury General Corp.		4,554	200,194
Montpelier Re Holdings Ltd. (Bermuda)		8,461	211,610
National Financial Partners Corp.	*	9,598	242,925
National Interstate Corp.		1,051	30,742
National Western Life Insurance Co., Class A		368	69,865
Navigators Group, Inc. (The)	*	1,745	99,535
Old Republic International Corp.		45,301	583,024
OneBeacon Insurance Group Ltd., Class A		4,581	66,333
PartnerRe Ltd. (Bermuda)		9,831	890,295
Phoenix Cos., Inc. (The)	*	1,471	63,253
Platinum Underwriters Holdings Ltd. (Bermuda)		5,531	316,484
Primerica, Inc.		9,568	358,226
ProAssurance Corp.		10,801	563,380
Protective Life Corp.		13,700	526,217
Reinsurance Group of America, Inc.		13,203	912,459
RenaissanceRe Holdings Ltd. (Bermuda)		7,897	685,381
RLI Corp.		3,638	277,980
Safety Insurance Group, Inc.		2,194	106,431
Selective Insurance Group, Inc.		9,573	220,370
StanCorp Financial Group, Inc.		8,100	400,221
State Auto Financial Corp.		2,585	46,969
Stewart Information Services Corp.		3,543	92,791
Symetra Financial Corp.		15,274	244,231
Tower Group International Ltd. (Bermuda)		9,683	198,598
United Fire Group, Inc.		3,518	87,352
Universal Insurance Holdings, Inc.		4,648	32,908

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Validus Holdings Ltd. (Bermuda)		19,101	$689,928
W.R. Berkley Corp.		19,590	800,447
White Mountains Insurance Group Ltd.		1,069	614,611

			28,085,254

Internet & Catalog Retail—0.4%
1-800-Flowers.com, Inc., Class A	*	2,113	13,080
Blue Nile, Inc.	*	2,444	92,334
Groupon, Inc.	*	70,508	599,318
HomeAway, Inc.	*	9,257	299,371
HSN, Inc.		5,867	315,175
Liberty Ventures, Series A	*	6,132	521,281
Nutrisystem, Inc.		5,029	59,242
Orbitz Worldwide, Inc.	*	5,907	47,433
Overstock.com, Inc.	*	2,104	59,333
PetMed Express, Inc.		3,185	40,131
Shutterfly, Inc.	*	6,624	369,553
Valuevision Media, Inc., Class A	*	6,239	31,881
Vitacost.com, Inc.	*	5,941	50,202

			2,498,334

Internet Software & Services—1.7%
Active Network, Inc. (The)	*	9,274	70,204
Angie’s List, Inc.	*†	7,000	185,850
AOL, Inc.	*	14,126	515,316
Bankrate, Inc.	*	7,663	110,041
Bazaarvoice, Inc.	*†	8,939	84,205
Blucora, Inc.	*	7,679	142,369
Brightcove, Inc.	*	7,785	68,197
Carbonite, Inc.	*	4,030	49,932
ChannelAdvisor Corp.	*	978	15,384
comScore, Inc.	*	6,023	146,901
Constant Contact, Inc.	*	5,890	94,652
Cornerstone OnDemand, Inc.	*	6,814	294,978
CoStar Group, Inc.	*	4,986	643,543
Dealertrack Technologies, Inc.	*	8,039	284,822
Demand Media, Inc.	*†	4,535	27,210
Demandware, Inc.	*	2,716	115,186
Dice Holdings, Inc.	*	6,835	62,950
Digital River, Inc.	*	5,786	108,603
E2open, Inc.	*†	2,458	43,015
EarthLink, Inc.		20,557	127,659
eGain Corp.	*	2,108	20,279
Envestnet, Inc.	*	3,202	78,769
ExactTarget, Inc.	*	7,474	252,023
Global Eagle Entertainment, Inc.	*	3,438	34,586
IAC/InterActiveCorp		13,399	637,256
Internap Network Services Corp.	*	12,216	101,026
IntraLinks Holdings, Inc.	*	8,850	64,251
j2 Global, Inc.		8,028	341,270
Keynote Systems, Inc.		3,262	64,457
Limelight Networks, Inc.	*	6,937	15,608
Liquidity Services, Inc.	*†	3,959	137,258
LivePerson, Inc.	*	8,484	75,974
LogMeIn, Inc.	*	4,468	109,287
Marchex, Inc., Class B		2,710	16,314
Marin Software, Inc.	*	1,504	15,401
Market Leader, Inc.	*	3,945	42,211
Marketo, Inc.	*	1,125	27,979
Millennial Media, Inc.	*†	8,132	70,830

		Shares	Value
Monster Worldwide, Inc.	*	21,639	$106,247
Move, Inc.	*	7,747	99,317
Net Element International, Inc.	*	362	1,879
NIC, Inc.		10,696	176,805
OpenTable, Inc.	*†	4,344	277,799
Pandora Media, Inc.	*†	21,690	399,096
Perficient, Inc.	*	5,746	76,652
QuinStreet, Inc.	*	5,214	44,997
Rackspace Hosting, Inc.	*	19,139	725,177
RealNetworks, Inc.	*	4,328	32,720
Reis, Inc.	*	1,345	24,869
Responsys, Inc.	*	6,331	90,597
SciQuest, Inc.	*	3,675	92,059
Shutterstock, Inc.	*	1,263	70,450
Spark Networks, Inc.	*	1,965	16,604
SPS Commerce, Inc.	*	2,486	136,730
Stamps.com, Inc.	*	2,445	96,309
support.com, Inc.	*	4,962	22,676
TechTarget, Inc.	*	2,374	10,612
Travelzoo, Inc.	*	828	22,571
Trulia, Inc.	*†	3,935	122,339
United Online, Inc.		18,915	143,376
Unwired Planet, Inc.	*	21,687	42,290
ValueClick, Inc.	*	13,525	333,797
VistaPrint NV (Netherlands)	*†	5,644	278,644
Vocus, Inc.	*	4,079	42,911
Web.com Group, Inc.	*	7,545	193,152
WebMD Health Corp.	*	6,687	196,397
XO Group, Inc.	*	3,458	38,730
Xoom Corp.	*†	1,855	42,517
Yelp, Inc.	*	4,893	170,130
Zillow, Inc., Class A	*†	3,741	210,618
Zix Corp.	*	18,330	77,536

			9,712,399

IT Services—2.3%
Acxiom Corp.	*	12,735	288,830
Blackhawk Network Holdings, Inc.	*	1,822	42,270
Booz Allen Hamilton Holding Corp.		5,188	90,167
Broadridge Financial Solutions, Inc.		21,569	573,304
CACI International, Inc., Class A	*	4,046	256,881
Cardtronics, Inc.	*	7,775	214,590
Cass Information Systems, Inc.		1,466	67,583
CIBER, Inc.	*	14,012	46,800
Computer Task Group, Inc.		2,532	58,160
Convergys Corp.		18,585	323,937
CoreLogic, Inc.	*	16,631	385,340
CSG Systems International, Inc.	*	5,860	127,162
DST Systems, Inc.		6,148	401,649
EPAM Systems, Inc.	*	3,695	100,430
Euronet Worldwide, Inc.	*	8,568	272,976
EVERTEC, Inc. (Puerto Rico)	*	4,673	102,666
ExlService Holdings, Inc.	*	5,435	160,659
FleetCor Technologies, Inc.	*	11,618	944,543
Forrester Research, Inc.		2,455	90,074
Gartner, Inc.	*	16,649	948,827
Genpact Ltd. (Bermuda)		30,012	577,431
Global Cash Access Holdings, Inc.	*	13,203	82,651
Global Payments, Inc.		13,569	628,516
Hackett Group, Inc. (The)		7,902	41,011

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Heartland Payment Systems, Inc.	†	6,660	$248,085
Higher One Holdings, Inc.	*	8,271	96,274
iGATE Corp.	*	5,816	95,499
Jack Henry & Associates, Inc.		15,174	715,151
Lender Processing Services, Inc.		15,980	516,953
Lionbridge Technologies, Inc.	*	18,369	53,270
ManTech International Corp., Class A		4,079	106,543
MAXIMUS, Inc.		6,111	455,147
ModusLink Global Solutions, Inc.	*	10,739	34,150
MoneyGram International, Inc.	*	4,578	103,692
NeuStar, Inc., Class A	*	11,833	576,030
Planet Payment, Inc.	*	6,859	18,931
PRGX Global, Inc.	*	4,569	25,084
SAIC, Inc.		50,766	707,170
Sapient Corp.	*	20,009	261,318
ServiceSource International, Inc.	*	9,931	92,557
Sykes Enterprises, Inc.	*	6,572	103,575
Syntel, Inc.		3,095	194,583
TeleTech Holdings, Inc.	*	4,611	108,036
Total System Services, Inc.		28,944	708,549
Unisys Corp.	*	7,450	164,421
Vantiv, Inc., Class A	*	14,889	410,936
VeriFone Systems, Inc.	*	18,269	307,102
Virtusa Corp.	*	3,400	75,344
WEX, Inc.	*	7,019	538,357

			13,543,214

Leisure Equipment & Products—0.4%
Arctic Cat, Inc.		2,262	101,745
Black Diamond, Inc.	*	3,789	35,617
Brunswick Corp.		15,701	501,647
Callaway Golf Co.		13,092	86,145
JAKKS Pacific, Inc.		3,244	36,495
Johnson Outdoors, Inc., Class A	*	785	19,546
LeapFrog Enterprises, Inc.	*†	12,080	118,867
Marine Products Corp.		3,091	24,790
Nautilus, Inc.	*	4,916	42,720
Polaris Industries, Inc.		11,475	1,090,125
Smith & Wesson Holding Corp.	*†	14,267	142,385
Steinway Musical Instruments, Inc.	*	1,536	46,740
Sturm Ruger & Co., Inc.	†	3,275	157,331

			2,404,153

Life Sciences Tools & Services—1.0%
Accelerate Diagnostics, Inc.	*	1,686	13,690
Affymetrix, Inc.	*	13,418	59,576
Albany Molecular Research, Inc.	*	3,704	43,967
Bio-Rad Laboratories, Inc., Class A	*	3,744	420,077
Bruker Corp.	*	19,689	317,977
Cambrex Corp.	*	6,259	87,438
Charles River Laboratories International, Inc.	*	9,215	378,092
Covance, Inc.	*	9,774	744,192
Fluidigm Corp.	*	4,126	72,040
Furiex Pharmaceuticals, Inc.	*	1,264	43,065
Harvard Bioscience, Inc.	*	4,039	18,983
Luminex Corp.	*	6,030	124,278
Mettler-Toledo International, Inc.	*	5,400	1,086,480

		Shares	Value
NeoGenomics, Inc.	*	5,221	$20,780
Pacific Biosciences of California, Inc.	*	7,617	19,271
PAREXEL International Corp.	*	9,874	453,612
PerkinElmer, Inc.		19,582	636,415
QIAGEN NV (Netherlands)	*	40,897	814,259
Sequenom, Inc.	*†	20,997	88,397
Techne Corp.		6,454	445,842

			5,888,431

Machinery—4.2%
Accuride Corp.	*	5,687	28,776
Actuant Corp., Class A		12,782	421,423
AGCO Corp.		17,074	856,944
Alamo Group, Inc.		1,174	47,923
Albany International Corp., Class A		5,205	171,661
Altra Holdings, Inc.		4,485	122,799
American Railcar Industries, Inc.		2,303	77,174
Ampco-Pittsburgh Corp.		986	18,507
Astec Industries, Inc.		3,451	118,335
Barnes Group, Inc.		9,253	277,497
Blount International, Inc.	*	9,180	108,508
Briggs & Stratton Corp.		9,174	181,645
Chart Industries, Inc.	*	5,289	497,642
CIRCOR International, Inc.		2,975	151,308
CLARCOR, Inc.		8,870	463,103
Colfax Corp.	*	14,668	764,349
Columbus McKinnon Corp.	*	4,765	101,590
Commercial Vehicle Group, Inc.	*	6,660	49,684
Crane Co.		8,500	509,320
Donaldson Co., Inc.		25,407	906,014
Douglas Dynamics, Inc.		3,681	47,779
Dynamic Materials Corp.		3,125	51,594
Energy Recovery, Inc.	*	6,998	28,902
EnPro Industries, Inc.	*	3,892	197,558
ESCO Technologies, Inc.		4,458	144,350
ExOne Co. (The)	*	966	59,621
Federal Signal Corp.	*	11,860	103,775
Flow International Corp.	*	9,896	36,516
FreightCar America, Inc.		2,798	47,538
Gardner Denver, Inc.		8,844	664,892
Global Brass & Copper Holdings, Inc.	*	1,289	17,066
Gorman-Rupp Co. (The)		2,362	75,206
Graco, Inc.		11,033	697,396
Graham Corp.		1,617	48,558
Greenbrier Cos., Inc.	*	4,956	120,778
Hardinge, Inc.		1,862	27,520
Harsco Corp.		14,896	345,438
Hurco Cos., Inc.		1,248	35,905
Hyster-Yale Materials Handling, Inc.		1,756	110,259
IDEX Corp.		14,574	784,227
ITT Corp.		15,720	462,325
John Bean Technologies Corp.		5,724	120,261
Kadant, Inc.		1,553	46,854
Kaydon Corp.		6,009	165,548
Kennametal, Inc.		13,776	534,922
L.B. Foster Co., Class A		1,705	73,605
Lincoln Electric Holdings, Inc.		14,545	832,992
Lindsay Corp.		2,395	179,577
Lydall, Inc.	*	2,982	43,537
Manitex International, Inc.	*	1,949	21,342

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Manitowoc Co., Inc. (The)		23,699	$424,449
Meritor, Inc.	*	20,436	144,074
Met-Pro Corp.		2,327	31,275
Middleby Corp.	*	3,286	558,916
Miller Industries, Inc.		1,779	27,361
Mueller Industries, Inc.		5,028	253,562
Mueller Water Products, Inc., Class A		30,046	207,618
Navistar International Corp.	*	10,261	284,845
NN, Inc.		3,390	38,680
Nordson Corp.		11,196	775,995
Oshkosh Corp.	*	15,173	576,119
PMFG, Inc.	*	3,313	22,926
Proto Labs, Inc.	*†	2,784	180,876
RBC Bearings, Inc.	*	4,314	224,112
Rexnord Corp.	*	5,002	84,284
Snap-on, Inc.		10,290	919,720
SPX Corp.		8,573	617,085
Standex International Corp.		2,170	114,467
Sun Hydraulics Corp.		3,521	110,137
Tecumseh Products Co., Class A	*	2,932	32,047
Tennant Co.		3,185	153,740
Terex Corp.	*	20,581	541,280
Timken Co.		15,252	858,383
Titan International, Inc.		9,793	165,208
Toro Co. (The)		10,316	468,450
Trimas Corp.	*	6,590	245,675
Trinity Industries, Inc.		14,339	551,191
Twin Disc, Inc.		720	17,064
Valmont Industries, Inc.		4,609	659,502
Wabash National Corp.	*	12,487	127,118
WABCO Holdings, Inc.	*	10,344	772,593
Wabtec Corp.		17,018	909,272
Watts Water Technologies, Inc., Class A		5,244	237,763
Woodward, Inc.		12,862	514,480
Xerium Technologies, Inc.	*	1,744	17,754
Xylem, Inc.		31,531	849,445

			24,717,509

Marine—0.2%
International Shipholding Corp.		724	16,891
Kirby Corp.	*	9,860	784,264
Matson, Inc.		7,328	183,200
Ultrapetrol Bahamas Ltd. (Bahamas)	*	3,567	10,166

			994,521

Media—1.9%
A.H. Belo Corp., Class A		2,998	20,566
AMC Networks, Inc., Class A	*	10,690	699,233
Arbitron, Inc.		4,835	224,586
Belo Corp., Class A		17,721	247,208
Cablevision Systems Corp., Class A		34,034	572,452
Carmike Cinemas, Inc.	*	3,438	66,560
Central European Media Enterprises Ltd., Class A (Bermuda)	*	20,704	68,530
Cinemark Holdings, Inc.		20,007	558,595
Clear Channel Outdoor Holdings, Inc., Class A	*	8,401	62,672

		Shares	Value
Crown Media Holdings, Inc., Class A	*†	4,399	$10,866
Cumulus Media, Inc., Class A	*†	20,178	68,403
Daily Journal Corp.	*	156	17,628
Dex Media, Inc.	*	2,722	47,826
Digital Generation, Inc.	*†	2,455	18,093
DreamWorks Animation SKG, Inc., Class A	*†	12,844	329,577
Entercom Communications Corp., Class A	*	3,975	37,524
Entravision Communications Corp., Class A		9,227	56,746
EW Scripps Co. (The), Class A	*	5,253	81,842
Fisher Communications, Inc.		1,113	45,722
Gannett Co., Inc.		40,045	979,501
Global Sources Ltd. (Bermuda)	*	3,330	22,344
Gray Television, Inc.	*	7,966	57,355
Harte-Hanks, Inc.		7,272	62,539
Hemisphere Media Group, Inc.	*	1,387	19,002
Interpublic Group of Cos., Inc. (The)		74,996	1,091,192
John Wiley & Sons, Inc., Class A		8,182	328,016
Journal Communications, Inc., Class A	*	5,969	44,708
Lamar Advertising Co., Class A	*	13,772	597,705
LIN TV Corp., Class A	*	4,745	72,599
Lions Gate Entertainment Corp.	*	15,052	413,478
Live Nation Entertainment, Inc.	*	25,073	388,632
Loral Space & Communications, Inc.		2,438	146,231
Madison Square Garden Co. (The), Class A	*	10,957	649,202
Martha Stewart Living Omnimedia, Class A	*	6,601	15,908
McClatchy Co. (The), Class A	*†	3,506	7,994
MDC Partners, Inc., Class A		3,997	72,106
Media General, Inc., Class A	*	3,104	34,237
Meredith Corp.	†	6,486	309,382
Morningstar, Inc.		3,829	297,054
National CineMedia, Inc.		10,391	175,504
New York Times Co. (The), Class A	*	22,126	244,714
Nexstar Broadcasting Group, Inc., Class A		4,900	173,754
Radio Unica Communications Corp.	*‡d	1,900	—
ReachLocal, Inc.	*	2,912	35,701
Reading International, Inc., Class A	*	2,976	18,927
Regal Entertainment Group, Class A	†	15,242	272,832
Rentrak Corp.	*	1,647	33,055
Saga Communications, Inc., Class A		599	27,500
Salem Communications Corp., Class A		3,266	24,462
Scholastic Corp.		4,805	140,738
Sinclair Broadcast Group, Inc., Class A		11,593	340,602
Starz, Class A	*	19,135	422,884
Valassis Communications, Inc.	†	6,961	171,171
Washington Post Co. (The), Class B	†	751	363,311

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
World Wrestling Entertainment, Inc., Class A		4,170	$42,993

			11,331,962

Metals & Mining—1.3%
AK Steel Holding Corp.	*†	22,896	69,604
Allegheny Technologies, Inc.		18,842	495,733
Allied Nevada Gold Corp.	*	17,040	110,419
AM Castle & Co.	*	3,161	49,817
AMCOL International Corp.		4,673	148,087
Carpenter Technology Corp.		7,854	353,980
Century Aluminum Co.	*	9,652	89,571
Cliffs Natural Resources, Inc.		25,150	408,687
Coeur Mining, Inc.	*	19,535	259,815
Commercial Metals Co.		20,130	297,320
Compass Minerals International, Inc.		5,724	483,850
General Moly, Inc.	*	9,796	18,319
Globe Specialty Metals, Inc.		11,348	123,353
Gold Resource Corp.	†	6,352	55,326
Handy & Harman Ltd.	*	1,465	26,194
Haynes International, Inc.		1,995	95,501
Hecla Mining Co.	†	57,658	171,821
Horsehead Holding Corp.	*	8,375	107,284
Kaiser Aluminum Corp.		3,203	198,394
Materion Corp.		2,925	79,238
Midway Gold Corp.	*	19,115	18,025
Molycorp, Inc.	*†	22,165	137,423
Noranda Aluminum Holding Corp.		14,536	46,951
Olympic Steel, Inc.		1,772	43,414
Paramount Gold and Silver Corp.	*	21,835	25,984
Reliance Steel & Aluminum Co.		13,552	888,469
Royal Gold, Inc.		11,475	482,868
RTI International Metals, Inc.	*	5,082	140,822
Schnitzer Steel Industries, Inc., Class A		4,380	102,404
Steel Dynamics, Inc.		39,422	587,782
Stillwater Mining Co.	*	20,578	221,008
SunCoke Energy, Inc.	*	12,177	170,722
Tahoe Resources, Inc.	*	15,705	222,226
United States Steel Corp.	†	26,033	456,358
Universal Stainless & Alloy Products, Inc.	*	2,058	60,670
US Silica Holdings, Inc.	†	3,654	75,930
Walter Energy, Inc.	†	10,993	114,327
Worthington Industries, Inc.		8,883	281,680

			7,719,376

Multiline Retail—0.3%
Big Lots, Inc.	*	10,372	327,029
Bon-Ton Stores, Inc. (The)		2,140	38,627
Dillard’s, Inc., Class A		4,801	393,538
Fred’s, Inc., Class A		5,995	92,863
Gordmans Stores, Inc.	*	1,503	20,456
J.C. Penney Co., Inc.	*	28,351	484,235
Saks, Inc.	*	18,973	258,792
Sears Holdings Corp.	*	6,981	293,760
Tuesday Morning Corp.	*	6,966	72,237

			1,981,537

		Shares	Value
Multi-Utilities—1.2%
Alliant Energy Corp.		19,678	$992,165
Avista Corp.		11,016	297,652
Black Hills Corp.		7,914	385,807
CMS Energy Corp.		46,694	1,268,676
Integrys Energy Group, Inc.		14,161	828,843
MDU Resources Group, Inc.		33,003	855,108
NorthWestern Corp.		6,546	261,185
SCANA Corp.		24,409	1,198,482
TECO Energy, Inc.		38,083	654,647
Vectren Corp.		14,573	493,005

			7,235,570

Office Electronics—0.1%
Zebra Technologies Corp., Class A	*	8,701	377,971

Oil, Gas & Consumable Fuels—3.1%
Abraxas Petroleum Corp.	*	16,099	33,808
Adams Resources & Energy, Inc.		479	32,998
Alon USA Energy, Inc.		3,922	56,712
Alpha Natural Resources, Inc.	*	38,779	203,202
Amyris, Inc.	*†	6,091	17,603
Apco Oil and Gas International, Inc.	*	2,488	28,687
Approach Resources, Inc.	*†	6,656	163,538
Arch Coal, Inc.	†	37,708	142,536
Berry Petroleum Co., Class A		9,211	389,810
Bill Barrett Corp.	*†	8,318	168,190
Bonanza Creek Energy, Inc.	*	4,775	169,321
BPZ Resources, Inc.	*	27,149	48,597
Callon Petroleum Co.	*	8,345	28,123
Carrizo Oil & Gas, Inc.	*	8,019	227,178
Cheniere Energy, Inc.	*	42,096	1,168,585
Clayton Williams Energy, Inc.	*	1,241	53,983
Clean Energy Fuels Corp.	*†	11,637	153,608
Cloud Peak Energy, Inc.	*	12,175	200,644
Comstock Resources, Inc.		8,808	138,550
Contango Oil & Gas Co.		2,731	92,171
Crimson Exploration, Inc.	*	3,682	10,383
Crosstex Energy, Inc.		8,856	174,995
CVR Energy, Inc.		2,695	127,743
Delek US Holdings, Inc.		5,989	172,363
Diamondback Energy, Inc.	*	2,967	98,860
Emerald Oil, Inc.	*	9,095	62,392
Endeavour International Corp.	*	7,460	28,646
Energen Corp.		12,493	652,884
Energy XXI Bermuda Ltd. (Bermuda)		15,053	333,876
EPL Oil & Gas, Inc.	*	5,691	167,088
Equal Energy Ltd. (Canada)		5,695	23,008
Evolution Petroleum Corp.	*	2,183	23,817
EXCO Resources, Inc.	†	25,463	194,537
Forest Oil Corp.	*	19,596	80,148
Frontline Ltd. (Bermuda)	*	8,754	15,495
FX Energy, Inc.	*†	10,537	33,824
GasLog Ltd. (Monaco)		4,325	55,360
Gastar Exploration Ltd.	*	9,755	26,046
Golar LNG Ltd. (Bermuda)	†	7,438	237,198
Goodrich Petroleum Corp.	*†	5,095	65,216
Green Plains Renewable Energy, Inc.	*	4,187	55,771
Gulfport Energy Corp.	*	13,222	622,360
Halcon Resources Corp.	*†	35,980	204,007

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Hallador Energy Co.		3,197	$25,736
Isramco, Inc.	*	156	14,536
KiOR, Inc., Class A	*†	11,289	64,460
Knightsbridge Tankers Ltd. (Bermuda)		3,875	28,520
Kodiak Oil & Gas Corp.	*	47,736	424,373
Kosmos Energy Ltd. (Bermuda)	*	17,007	172,791
L&L Energy, Inc.	*	4,777	16,958
Laredo Petroleum Holdings, Inc.	*	6,356	130,679
Magnum Hunter Resources Corp.	*†	36,378	132,780
Matador Resources Co.	*	8,417	100,836
Midstates Petroleum Co., Inc.	*	5,381	29,111
Miller Energy Resources, Inc.	*	4,833	19,332
Newfield Exploration Co.	*	23,714	566,527
Nordic American Tankers Ltd. (Norway)	†	12,057	91,271
Northern Oil and Gas, Inc.	*	10,226	136,415
Oasis Petroleum, Inc.	*	16,042	623,553
Panhandle Oil and Gas, Inc., Class A		595	16,957
PBF Energy, Inc.	†	4,025	104,247
PDC Energy, Inc.	*	5,189	267,130
Peabody Energy Corp.		45,516	666,354
Penn Virginia Corp.	*	9,218	43,325
PetroQuest Energy, Inc.	*	13,685	54,193
QEP Resources, Inc.		30,544	848,512
Quicksilver Resources, Inc.	*†	22,131	37,180
Renewable Energy Group, Inc.	*	5,520	78,550
Rentech, Inc.		43,798	91,976
Resolute Energy Corp.	*	11,308	90,238
REX American Resources Corp.	*	1,034	29,748
Rex Energy Corp.	*	7,431	130,637
Rosetta Resources, Inc.	*	10,639	452,370
Sanchez Energy Corp.	*†	4,768	109,473
SandRidge Energy, Inc.	*†	86,327	410,917
Scorpio Tankers, Inc. (Monaco)		27,369	245,774
SemGroup Corp., Class A		7,271	391,616
Ship Finance International Ltd. (Norway)	†	8,843	131,230
SM Energy Co.		11,633	697,747
Solazyme, Inc.	*	7,574	88,767
Stone Energy Corp.	*	10,027	220,895
Swift Energy Co.	*	7,371	88,378
Synergy Resources Corp.	*	6,708	49,103
Targa Resources Corp.		5,645	363,143
Teekay Corp. (Bermuda)		6,856	278,559
Teekay Tankers Ltd., Class A (Bermuda)		9,900	26,037
Triangle Petroleum Corp.	*	7,302	51,187
Ultra Petroleum Corp.	*†	27,419	543,445
Uranium Energy Corp. (Canada)	*	13,541	24,238
Ur-Energy, Inc.	*	19,514	26,149
Vaalco Energy, Inc.	*	12,065	69,012
W&T Offshore, Inc.		5,802	82,911
Warren Resources, Inc.	*	23,225	59,224
Western Refining, Inc.		10,435	292,910
Westmoreland Coal Co.	*	4,305	48,345
World Fuel Services Corp.		12,579	502,908
WPX Energy, Inc.	*	35,030	663,468
ZaZa Energy Corp.	*†	22,201	26,641

			17,965,233

		Shares	Value
Paper & Forest Products—0.4%
Boise Cascade Co.	*	2,264	$57,528
Buckeye Technologies, Inc.		6,973	258,280
Clearwater Paper Corp.	*	3,863	181,793
Deltic Timber Corp.		1,869	108,066
Domtar Corp. (Canada)		5,880	391,020
KapStone Paper and Packaging Corp.		7,086	284,716
Louisiana-Pacific Corp.	*	23,628	349,458
Neenah Paper, Inc.		2,742	87,113
P.H. Glatfelter Co.		8,163	204,891
Resolute Forest Products, Inc. (Canada)	*	11,111	146,332
Schweitzer-Mauduit International, Inc.		5,613	279,976
Wausau Paper Corp.		7,879	89,821

			2,438,994

Personal Products—0.4%
Elizabeth Arden, Inc.	*	4,409	198,714
Female Health Co. (The)		2,117	20,874
Herbalife Ltd. (Cayman Islands)	†	15,329	691,951
Inter Parfums, Inc.		2,745	78,287
Lifevantage Corp.	*	18,012	41,788
Medifast, Inc.	*	2,861	73,699
Nature’s Sunshine Products, Inc.		1,727	28,236
Nu Skin Enterprises, Inc., Class A		10,379	634,365
Nutraceutical International Corp.		1,355	27,696
Prestige Brands Holdings, Inc.	*	9,444	275,198
Revlon, Inc., Class A	*	1,782	39,311
Star Scientific, Inc.	*†	39,623	55,076
Synutra International, Inc.	*	2,931	14,919
USANA Health Sciences, Inc.	*†	1,221	88,376

			2,268,490

Pharmaceuticals—1.1%
AcelRx Pharmaceuticals, Inc.	*	3,351	31,064
Akorn, Inc.	*	9,982	134,957
Alimera Sciences, Inc.	*	2,748	13,410
Ampio Pharmaceuticals, Inc.	*†	10,383	59,910
Auxilium Pharmaceuticals, Inc.	*	9,100	151,333
AVANIR Pharmaceuticals, Inc., Class A	*†	28,713	132,080
BioDelivery Sciences International, Inc.	*†	3,972	16,126
Cadence Pharmaceuticals, Inc.	*	9,924	67,682
Cempra, Inc.	*	2,537	19,712
Corcept Therapeutics, Inc.	*	20,997	36,325
Cornerstone Therapeutics, Inc.	*	1,926	15,408
Depomed, Inc.	*	11,672	65,480
Endo Health Solutions, Inc.	*	19,701	724,800
Endocyte, Inc.	*	5,585	73,331
Hi-Tech Pharmacal Co., Inc.		2,404	79,813
Horizon Pharma, Inc.	*	8,159	20,071
Impax Laboratories, Inc.	*	11,843	236,268
Jazz Pharmaceuticals plc (Ireland)	*	8,862	609,085
Lannett Co., Inc.	*	4,735	56,394
Medicines Co. (The)	*	10,088	310,307
Nektar Therapeutics	*	19,432	224,440
Omeros Corp.	*	4,721	23,794
Optimer Pharmaceuticals, Inc.	*†	8,281	119,826
Pacira Pharmaceuticals, Inc.	*	4,694	136,126
Pernix Therapeutics Holdings	*	2,943	10,624

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Pozen, Inc.	*	5,088	$25,491
Questcor Pharmaceuticals, Inc.	†	9,029	410,458
Repros Therapeutics, Inc.	*†	3,143	57,988
Sagent Pharmaceuticals, Inc.	*	2,749	57,674
Salix Pharmaceuticals Ltd.	*	10,676	706,217
Santarus, Inc.	*	9,954	209,532
Sciclone Pharmaceuticals, Inc.	*	10,639	52,769
Sucampo Pharmaceuticals, Inc., Class A	*	1,783	11,732
Supernus Pharmaceuticals, Inc.	*†	3,172	20,396
TherapeuticsMD, Inc.	*	12,456	37,742
ViroPharma, Inc.	*	12,330	353,254
Vivus, Inc.	*†	16,981	213,621
Warner Chilcott plc, Class A (Ireland)		42,711	849,095
XenoPort, Inc.	*	8,506	42,105
Zogenix, Inc.	*†	22,351	38,220

			6,454,660

Professional Services—1.3%
Acacia Research Corp.		8,726	195,026
Advisory Board Co. (The)	*	6,117	334,294
Barrett Business Services, Inc.		1,514	79,046
CBIZ, Inc.	*	9,278	62,255
CDI Corp.		2,129	30,147
Corporate Executive Board Co. (The)		6,042	381,975
CRA International, Inc.	*	1,427	26,357
Dun & Bradstreet Corp. (The)		7,113	693,162
Equifax, Inc.		21,355	1,258,450
Exponent, Inc.		2,267	134,002
Franklin Covey Co.	*	1,232	16,583
FTI Consulting, Inc.	*	7,311	240,459
GP Strategies Corp.	*	2,402	57,216
Heidrick & Struggles International, Inc.		3,000	50,160
Huron Consulting Group, Inc.	*	4,045	187,041
ICF International, Inc.	*	3,982	125,473
Insperity, Inc.		3,965	120,139
Kelly Services, Inc., Class A		4,508	78,755
Kforce, Inc.		4,102	59,889
Korn/Ferry International	*	8,421	157,809
Manpowergroup, Inc.		14,096	772,461
Mistras Group, Inc.	*	1,855	32,611
National Technical Systems, Inc.	*	1,124	15,725
Navigant Consulting, Inc.	*	11,220	134,640
Odyssey Marine Exploration, Inc.	*†	14,969	44,308
On Assignment, Inc.	*	7,893	210,901
Pendrell Corp.	*	26,471	69,354
Resources Connection, Inc.		6,845	79,402
Robert Half International, Inc.		24,378	810,081
RPX Corp.	*	5,414	90,955
Towers Watson & Co., Class A		11,527	944,522
TrueBlue, Inc.	*	7,816	164,527
VSE Corp.		653	26,819
WageWorks, Inc.	*	3,953	136,181

			7,820,725

Real Estate Investment Trusts (REITs)—8.3%
Acadia Realty Trust REIT		10,332	255,097
AG Mortgage Investment Trust, Inc. REIT		4,573	86,018

		Shares	Value
Agree Realty Corp. REIT		2,737	$80,796
Alexander’s, Inc. REIT		383	112,491
Alexandria Real Estate Equities, Inc. REIT		12,444	817,820
American Assets Trust, Inc. REIT		5,602	172,878
American Campus Communities, Inc. REIT		18,601	756,317
American Capital Mortgage Investment Corp. REIT		10,062	180,814
American Realty Capital Properties, Inc. REIT		25,221	384,872
American Residential Properties, Inc. REIT	*	2,190	37,668
AmREIT, Inc. REIT		2,561	49,530
Anworth Mortgage Asset Corp. REIT		27,380	153,328
Apartment Investment & Management Co., Class A REIT		25,439	764,188
Apollo Commercial Real Estate Finance, Inc. REIT		6,767	107,460
Apollo Residential Mortgage, Inc. REIT		5,862	96,606
Ares Commercial Real Estate Corp. REIT		1,208	15,474
Armada Hoffler Properties, Inc. REIT		3,047	35,894
ARMOUR Residential REIT, Inc. REIT		65,367	307,879
Ashford Hospitality Trust, Inc. REIT		10,729	122,847
Associated Estates Realty Corp. REIT	†	9,456	152,052
Aviv REIT, Inc. REIT		1,842	46,584
BioMed Realty Trust, Inc. REIT		32,548	658,446
Brandywine Realty Trust REIT		27,139	366,919
BRE Properties, Inc. REIT		13,552	677,871
Camden Property Trust REIT		14,869	1,028,043
Campus Crest Communities, Inc. REIT		10,695	123,420
CapLease, Inc. REIT		16,287	137,462
Capstead Mortgage Corp. REIT		17,141	207,406
CBL & Associates Properties, Inc. REIT		29,025	621,716
Cedar Realty Trust, Inc. REIT		13,395	69,386
Chambers Street Properties REIT		40,796	407,960
Chatham Lodging Trust REIT		2,047	35,167
Chesapeake Lodging Trust REIT		8,260	171,725
Chimera Investment Corp. REIT		185,548	556,644
Colonial Properties Trust REIT		15,747	379,818
Colony Financial, Inc. REIT		11,107	220,918
CommonWealth REIT REIT		20,561	475,370
Coresite Realty Corp. REIT		3,409	108,440
Corporate Office Properties Trust REIT		14,798	377,349
Corrections Corp. of America REIT		20,692	700,838
Cousins Properties, Inc. REIT		20,102	203,030
CubeSmart REIT		24,215	386,956
CyrusOne, Inc. REIT		3,038	63,008
CYS Investments, Inc. REIT		31,116	286,578
DCT Industrial Trust, Inc. REIT		50,665	362,255

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
DDR Corp. REIT		46,252	$770,096
DiamondRock Hospitality Co. REIT		34,477	321,326
Douglas Emmett, Inc. REIT		24,825	619,384
Duke Realty Corp. REIT		57,402	894,897
DuPont Fabros Technology, Inc. REIT		11,161	269,538
Dynex Capital, Inc. REIT		9,171	93,452
EastGroup Properties, Inc. REIT		5,650	317,926
Education Realty Trust, Inc. REIT		21,399	218,912
Ellington Residential Mortgage REIT REIT		1,039	18,546
EPR Properties REIT		8,425	423,525
Equity Lifestyle Properties, Inc. REIT		7,399	581,487
Equity One, Inc. REIT		10,911	246,916
Essex Property Trust, Inc. REIT		6,708	1,066,035
Excel Trust, Inc. REIT		10,445	133,800
Extra Space Storage, Inc. REIT		20,010	839,019
Federal Realty Investment Trust REIT		11,556	1,198,126
FelCor Lodging Trust, Inc. REIT	*	23,021	136,054
First Industrial Realty Trust, Inc. REIT		18,522	280,979
First Potomac Realty Trust REIT		11,442	149,433
Franklin Street Properties Corp. REIT		16,006	211,279
Geo Group, Inc. (The) REIT		12,438	422,270
Getty Realty Corp. REIT		3,716	76,735
Gladstone Commercial Corp. REIT		2,393	44,606
Glimcher Realty Trust REIT		24,983	272,814
Government Properties Income Trust REIT		10,092	254,520
Gramercy Property Trust, Inc. REIT	*	11,512	51,804
Hatteras Financial Corp. REIT		17,493	431,028
Healthcare Realty Trust, Inc. REIT		16,628	424,014
Healthcare Trust of America, Inc., Class A REIT		17,648	198,187
Hersha Hospitality Trust REIT		37,283	210,276
Highwoods Properties, Inc. REIT		14,186	505,163
Home Properties, Inc. REIT		9,044	591,206
Hospitality Properties Trust REIT		24,372	640,496
Hudson Pacific Properties, Inc. REIT		6,840	145,555
Inland Real Estate Corp. REIT		16,167	165,227
Invesco Mortgage Capital, Inc. REIT		22,663	375,299
Investors Real Estate Trust REIT		18,364	157,930
iStar Financial, Inc. REIT	*	17,809	201,064
JAVELIN Mortgage Investment Corp. REIT		2,138	30,124
Kilroy Realty Corp. REIT		13,165	697,877
Kite Realty Group Trust REIT		16,752	101,015
LaSalle Hotel Properties REIT		16,536	408,439
Lexington Realty Trust REIT		28,937	337,984
Liberty Property Trust REIT		18,766	693,591
LTC Properties, Inc. REIT		6,423	250,818
Mack-Cali Realty Corp. REIT		15,153	371,097
Medical Properties Trust, Inc. REIT		26,987	386,454

		Shares	Value
MFA Financial, Inc. REIT		62,743	$530,178
Mid-America Apartment Communities, Inc. REIT		7,570	513,019
Monmouth Real Estate Investment Corp., Class A REIT		7,811	77,095
National Health Investors, Inc. REIT		4,264	255,243
National Retail Properties, Inc. REIT		20,637	709,913
New Residential Investment Corp. REIT		40,166	270,719
New York Mortgage Trust, Inc. REIT	†	10,634	71,992
NorthStar Realty Finance Corp. REIT		34,057	309,919
Omega Healthcare Investors, Inc. REIT		20,329	630,606
One Liberty Properties, Inc. REIT		1,927	42,317
Parkway Properties, Inc. REIT		7,946	133,175
Pebblebrook Hotel Trust REIT		10,736	277,526
Pennsylvania Real Estate Investment Trust REIT		11,711	221,104
PennyMac Mortgage Investment Trust REIT		11,073	233,087
Piedmont Office Realty Trust, Inc., Class A REIT		29,370	525,136
Post Properties, Inc. REIT		9,480	469,165
Potlatch Corp. REIT		7,237	292,664
PS Business Parks, Inc. REIT		3,177	229,284
RAIT Financial Trust REIT		13,669	102,791
Ramco-Gershenson Properties Trust REIT		11,310	175,644
Rayonier, Inc. REIT		21,999	1,218,525
Redwood Trust, Inc. REIT	†	14,817	251,889
Regency Centers Corp. REIT		16,025	814,230
Resource Capital Corp. REIT		26,944	165,706
Retail Opportunity Investments Corp. REIT		11,134	154,763
Retail Properties of America, Inc., Class A REIT		22,201	317,030
RLJ Lodging Trust REIT		21,477	483,018
Rouse Properties, Inc. REIT	†	4,591	90,075
Ryman Hospitality Properties REIT	†	8,002	312,158
Sabra Health Care REIT, Inc. REIT		6,872	179,428
Saul Centers, Inc. REIT		1,580	70,247
Select Income REIT REIT		2,608	73,128
Senior Housing Properties Trust REIT		32,889	852,812
Silver Bay Realty Trust Corp. REIT	†	3,004	49,746
Sovran Self Storage, Inc. REIT		5,829	377,661
Spirit Realty Capital, Inc. REIT		9,356	165,788
STAG Industrial, Inc. REIT		6,959	138,832
Starwood Property Trust, Inc. REIT		29,012	718,047
Strategic Hotels & Resorts, Inc. REIT	*	30,630	271,382
Summit Hotel Properties, Inc. REIT		11,215	105,982
Sun Communities, Inc. REIT		6,187	307,865

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Sunstone Hotel Investors, Inc. REIT	*	28,035	$338,663
Tanger Factory Outlet Centers, Inc. REIT		17,092	571,898
Taubman Centers, Inc. REIT		11,131	836,495
Terreno Realty Corp. REIT		3,250	60,223
Two Harbors Investment Corp. REIT		64,196	658,009
UMH Properties, Inc. REIT		3,071	31,539
Universal Health Realty Income Trust REIT		2,317	99,932
Urstadt Biddle Properties, Inc., Class A REIT		4,932	99,478
Washington Real Estate Investment Trust REIT		12,190	328,033
Weingarten Realty Investors REIT		21,045	647,555
Western Asset Mortgage Capital Corp. REIT	†	4,020	70,189
Whitestone REIT		4,776	75,270
Winthrop Realty Trust REIT		5,324	64,048
WP Carey, Inc. REIT		9,677	640,327
ZAIS Financial Corp. REIT		962	17,480

			48,327,689

Real Estate Management & Development—0.7%
Alexander & Baldwin, Inc.	*	7,495	297,926
Altisource Residential Corp. (Virgin Islands, U.S.)	*	3,969	66,243
AV Homes, Inc.	*	1,495	26,506
Consolidated-Tomoka Land Co.		1,195	45,601
Forest City Enterprises, Inc., Class A	*	28,363	507,981
Forestar Group, Inc.	*	6,325	126,880
Howard Hughes Corp. (The)	*	6,805	762,772
Jones Lang LaSalle, Inc.		7,669	698,953
Kennedy-Wilson Holdings, Inc.		8,945	148,845
Realogy Holdings Corp.	*	20,559	987,654
St. Joe Co. (The)	*†	11,522	242,538
Tejon Ranch Co.	*	2,591	73,818
Thomas Properties Group, Inc.		2,396	12,699

			3,998,416

Road & Rail—0.8%
AMERCO		1,307	211,603
Arkansas Best Corp.		4,354	99,924
Avis Budget Group, Inc.	*	18,690	537,337
Celadon Group, Inc.		4,371	79,771
Con-way, Inc.		9,863	384,262
Genesee & Wyoming, Inc., Class A	*	7,702	653,438
Heartland Express, Inc.		8,826	122,417
Knight Transportation, Inc.		10,752	180,849
Landstar System, Inc.		8,268	425,802
Marten Transport Ltd.		3,709	58,120
Old Dominion Freight Line, Inc.	*	12,723	529,531
Patriot Transportation Holding, Inc.	*	1,038	31,182
Quality Distribution, Inc.	*	5,838	51,608
Roadrunner Transportation Systems, Inc.	*	2,955	82,267
Ryder System, Inc.		9,041	549,602
Saia, Inc.	*	4,169	124,945

		Shares	Value
Swift Transportation Co.	*	15,398	$254,683
Universal Truckload Services, Inc.	*	1,615	38,938
Werner Enterprises, Inc.		8,408	203,221
YRC Worldwide, Inc.	*	1,506	43,298

			4,662,798

Semiconductors & Semiconductor Equipment—2.5%
Advanced Energy Industries, Inc.	*	7,214	125,596
Advanced Micro Devices, Inc.	*	99,842	407,355
Alpha & Omega Semiconductor Ltd.	*	2,749	21,002
Ambarella, Inc.	*†	3,046	51,264
Amkor Technology, Inc.	*†	12,795	53,867
ANADIGICS, Inc.	*	15,184	33,405
Applied Micro Circuits Corp.	*	11,626	102,309
Atmel Corp.	*	76,917	565,340
ATMI, Inc.	*	5,396	127,615
Axcelis Technologies, Inc.	*	20,883	38,007
Brooks Automation, Inc.		11,493	111,827
Cabot Microelectronics Corp.	*	4,276	141,151
Cavium, Inc.	*	9,259	327,491
Ceva, Inc.	*	3,801	73,587
Cirrus Logic, Inc.	*†	10,482	181,968
Cohu, Inc.		4,103	51,287
Cree, Inc.	*	20,625	1,317,113
Cypress Semiconductor Corp.	*	25,402	272,563
Diodes, Inc.	*	6,017	156,261
DSP Group, Inc.	*	4,251	35,326
Entegris, Inc.	*	25,104	235,727
Entropic Communications, Inc.	*	14,187	60,578
Exar Corp.	*	7,230	77,867
Fairchild Semiconductor International, Inc.	*	22,826	314,999
First Solar, Inc.	*	10,639	475,882
FormFactor, Inc.	*	11,437	77,200
Freescale Semiconductor Ltd.	*†	9,239	125,188
GSI Technology, Inc.	*	3,251	20,546
GT Advanced Technologies, Inc.	*†	28,398	117,852
Hittite Microwave Corp.	*	5,664	328,512
Inphi Corp.	*	4,292	47,212
Integrated Device Technology, Inc.	*	24,178	191,973
Integrated Silicon Solution, Inc.	*	4,746	52,016
Intermolecular, Inc.	*	2,026	14,729
International Rectifier Corp.	*	13,273	277,937
Intersil Corp., Class A		21,458	167,802
IXYS Corp.		3,270	36,166
Kopin Corp.	*	10,484	38,896
Lattice Semiconductor Corp.	*	16,642	84,375
LSI Corp.	*	96,127	686,347
LTX-Credence Corp.	*	8,847	52,994
M/A-COM Technology Solutions Holdings, Inc.	*	1,263	18,440
MaxLinear, Inc., Class A	*	3,663	25,641
Micrel, Inc.		11,121	109,875
Microsemi Corp.	*	16,041	364,933
Mindspeed Technologies, Inc.	*†	9,324	30,210
MKS Instruments, Inc.		9,254	245,601
Monolithic Power Systems, Inc.		6,117	147,481
MoSys, Inc.	*	9,117	36,650
Nanometrics, Inc.	*	3,660	53,692
NeoPhotonics Corp.	*	2,624	22,803
NVE Corp.	*	771	36,098

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
OmniVision Technologies, Inc.	*	9,688	$180,681
ON Semiconductor Corp.	*	80,241	648,347
PDF Solutions, Inc.	*	4,882	89,975
Peregrine Semiconductor Corp.	*†	4,359	47,557
Pericom Semiconductor Corp.	*	5,204	37,052
Photronics, Inc.	*	11,167	90,006
PLX Technology, Inc.	*	8,946	42,583
PMC—Sierra, Inc.	*	37,964	241,071
Power Integrations, Inc.		5,006	203,043
Rambus, Inc.	*	19,057	163,700
RF Micro Devices, Inc.	*	51,143	273,615
Rubicon Technology, Inc.	*	2,802	22,444
Rudolph Technologies, Inc.	*	5,424	60,749
Semtech Corp.	*	11,657	408,345
Sigma Designs, Inc.	*	8,818	44,531
Silicon Image, Inc.	*	13,062	76,413
Silicon Laboratories, Inc.	*	7,560	313,060
Skyworks Solutions, Inc.	*	33,870	741,414
Spansion, Inc., Class A	*	9,327	116,774
SunEdison, Inc.	*	40,450	330,477
SunPower Corp.	*†	7,788	161,212
Supertex, Inc.		1,876	44,855
Teradyne, Inc.	*	33,311	585,274
Tessera Technologies, Inc.		9,035	187,928
TriQuint Semiconductor, Inc.	*	29,317	203,167
Ultra Clean Holdings, Inc.	*	6,562	39,700
Ultratech, Inc.	*	4,638	170,307
Veeco Instruments, Inc.	*†	6,738	238,660
Volterra Semiconductor Corp.	*	3,597	50,790

			14,584,286

Software—3.7%
Accelrys, Inc.	*	9,479	79,624
ACI Worldwide, Inc.	*	6,956	323,315
Actuate Corp.	*	9,173	60,909
Advent Software, Inc.	*	5,224	183,153
American Software, Inc., Class A		7,072	61,456
ANSYS, Inc.	*	16,329	1,193,650
Aspen Technology, Inc.	*	16,365	471,148
AVG Technologies NV (Netherlands)	*	3,792	73,754
Blackbaud, Inc.		7,888	256,912
Bottomline Technologies de, Inc.	*	7,908	199,993
BroadSoft, Inc.	*	4,735	130,686
Cadence Design Systems, Inc.	*	50,134	725,940
Callidus Software, Inc.	*	7,373	48,588
CommVault Systems, Inc.	*	8,249	626,017
Compuware Corp.		37,107	384,057
Comverse, Inc.	*	3,789	112,761
Concur Technologies, Inc.	*	8,135	662,026
Cyan, Inc.	*	1,292	13,501
Digimarc Corp.		993	20,625
Ebix, Inc.	†	3,924	36,336
Ellie Mae, Inc.	*	4,322	99,752
EPIQ Systems, Inc.		7,191	96,863
ePlus, Inc.		596	35,694
FactSet Research Systems, Inc.	†	7,783	793,399
Fair Isaac Corp.		6,143	281,534
FleetMatics Group plc (Ireland)	*	2,761	91,748
Fortinet, Inc.	*	23,824	416,920
Glu Mobile, Inc.	*	8,971	19,736
Guidance Software, Inc.	*	2,669	23,327
Guidewire Software, Inc.	*	6,817	286,655

		Shares	Value
Imperva, Inc.	*	3,297	$148,497
Infoblox, Inc.	*	8,111	237,328
Informatica Corp.	*	19,496	681,970
Interactive Intelligence Group, Inc.	*	2,618	135,089
Jive Software, Inc.	*	6,532	118,686
Manhattan Associates, Inc.	*	3,333	257,174
Mentor Graphics Corp.		17,566	343,415
MICROS Systems, Inc.	*	13,940	601,511
MicroStrategy, Inc., Class A	*	1,531	133,136
Mitek Systems, Inc.	*	3,615	20,895
Model N, Inc.	*	1,301	30,391
Monotype Imaging Holdings, Inc.		6,389	162,345
Netscout Systems, Inc.	*	5,654	131,964
NetSuite, Inc.	*	6,216	570,256
Nuance Communications, Inc.	*	46,251	850,093
Pegasystems, Inc.		2,969	98,333
Progress Software Corp.	*	9,932	228,535
Proofpoint, Inc.	*	3,579	86,719
PROS Holdings, Inc.	*	3,855	115,457
PTC, Inc.	*	21,352	523,765
QAD, Inc., Class A		986	11,319
QLIK Technologies, Inc.	*	15,519	438,722
Qualys, Inc.	*	3,457	55,727
Rally Software Development Corp.	*	1,100	27,302
RealPage, Inc.	*	8,084	148,261
Rosetta Stone, Inc.	*	1,032	15,212
Rovi Corp.	*	19,181	438,094
Sapiens International Corp. NV (Israel)		3,979	22,840
SeaChange International, Inc.	*	5,522	64,663
ServiceNow, Inc.	*	13,207	533,431
Silver Spring Networks, Inc.	*	944	23,543
SolarWinds, Inc.	*	12,146	471,386
Solera Holdings, Inc.		12,286	683,716
Sourcefire, Inc.	*	5,383	299,026
Splunk, Inc.	*	17,448	808,889
SS&C Technologies Holdings, Inc.	*	9,724	319,920
Synchronoss Technologies, Inc.	*	5,012	154,720
Synopsys, Inc.	*	27,068	967,681
Tableau Software, Inc., Class A	*	1,494	82,798
Take-Two Interactive Software, Inc.	*	15,130	226,496
Tangoe, Inc.	*	4,906	75,700
TeleCommunication Systems, Inc., Class A	*	7,640	17,801
TeleNav, Inc.	*	4,267	22,316
TIBCO Software, Inc.	*	28,166	602,752
TiVo, Inc.	*	22,968	253,796
Tyler Technologies, Inc.	*	5,512	377,848
Ultimate Software Group, Inc.	*	4,827	566,159
VASCO Data Security International, Inc.	*	4,225	35,110
Verint Systems, Inc.	*	8,825	313,023
VirnetX Holding Corp.	*†	7,740	154,723
Vringo, Inc.	*	10,670	33,824
Zynga, Inc., Class A	*	92,599	257,425

			21,789,861

Specialty Retail—3.7%
Aaron’s, Inc.		13,685	383,317

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Abercrombie & Fitch Co., Class A		13,738	$621,644
Aeropostale, Inc.	*	13,291	183,416
American Eagle Outfitters, Inc.		33,797	617,133
America’s Car-Mart, Inc.	*	1,569	67,844
ANN, Inc.	*	8,527	283,096
Asbury Automotive Group, Inc.	*	5,664	227,126
Ascena Retail Group, Inc.	*	22,135	386,256
AutoNation, Inc.	*	8,608	373,501
Barnes & Noble, Inc.	*	6,505	103,820
bebe stores, Inc.		9,951	55,825
Big 5 Sporting Goods Corp.		2,416	53,031
Body Central Corp.	*	2,618	34,872
Brown Shoe Co., Inc.		7,388	159,064
Buckle, Inc. (The)	†	4,843	251,933
Cabela’s, Inc.	*	8,571	555,058
Cato Corp. (The), Class A		4,713	117,636
Chico’s FAS, Inc.		28,203	481,143
Children’s Place Retail Stores, Inc. (The)	*	4,359	238,873
Christopher & Banks Corp.	*	5,820	39,227
Citi Trends, Inc.	*	3,282	47,687
Conn’s, Inc.	*	3,845	199,017
CST Brands, Inc.	*	9,718	299,412
Destination Maternity Corp.		2,707	66,592
Destination XL Group, Inc.	*	8,855	56,141
Dick’s Sporting Goods, Inc.		17,815	891,819
DSW, Inc., Class A		6,204	455,808
Express, Inc.	*	14,912	312,705
Finish Line, Inc. (The), Class A		8,506	185,941
Five Below, Inc.	*	5,298	194,754
Foot Locker, Inc.		26,629	935,477
Francesca’s Holdings Corp.	*†	7,474	207,702
GameStop Corp., Class A	†	20,813	874,770
Genesco, Inc.	*	4,126	276,401
GNC Holdings, Inc., Class A		16,698	738,219
Group 1 Automotive, Inc.		4,190	269,543
Guess?, Inc.		10,555	327,522
Haverty Furniture Cos., Inc.		3,359	77,291
hhgregg, Inc.	*	2,033	32,467
Hibbett Sports, Inc.	*	4,471	248,140
Jos A. Bank Clothiers, Inc.	*	4,778	197,427
Kirkland’s, Inc.	*	2,193	37,829
Lithia Motors, Inc., Class A		3,558	189,677
Lumber Liquidators Holdings, Inc.	*	4,940	384,678
MarineMax, Inc.	*	3,026	34,285
Mattress Firm Holding Corp.	*†	2,902	116,951
Men’s Wearhouse, Inc. (The)		8,766	331,793
Monro Muffler Brake, Inc.		5,955	286,138
New York & Co., Inc.	*	3,724	23,647
Office Depot, Inc.	*	44,181	170,980
OfficeMax, Inc.		16,705	170,892
Pacific Sunwear of California, Inc.	*	7,414	27,061
Penske Automotive Group, Inc.		7,027	214,605
Pep Boys-Manny, Moe & Jack (The)	*	10,379	120,189
Pier 1 Imports, Inc.		16,834	395,431
RadioShack Corp.	*†	19,631	62,034
Rent-A-Center, Inc.		10,379	389,731
Restoration Hardware Holdings, Inc.	*	2,983	223,725

		Shares	Value
rue21 inc	*	2,390	$99,448
Sally Beauty Holdings, Inc.	*	29,491	917,170
Sears Hometown and Outlet Stores, Inc.	*	1,371	59,940
Select Comfort Corp.	*	10,528	263,832
Shoe Carnival, Inc.		2,174	52,198
Signet Jewelers Ltd. (Bermuda)		14,392	970,453
Sonic Automotive, Inc., Class A		8,013	169,395
Stage Stores, Inc.		6,014	141,329
Stein Mart, Inc.		5,811	79,320
Systemax, Inc.		1,358	12,779
Tile Shop Holdings, Inc.	*	2,923	84,650
Tilly’s, Inc.	*	1,567	25,072
Trans World Entertainment Corp.		1,749	8,500
Ulta Salon Cosmetics & Fragrance, Inc.	*	11,056	1,107,369
Urban Outfitters, Inc.	*	18,797	756,015
Vitamin Shoppe, Inc.	*	5,259	235,814
West Marine, Inc.	*	3,373	37,103
Wet Seal, Inc. (The), Class A	*	18,979	89,391
Williams-Sonoma, Inc.		17,115	956,557
Winmark Corp.		356	23,094
Zale Corp.	*	5,195	47,274
Zumiez, Inc.	*	3,482	100,107

			21,545,106

Textiles, Apparel & Luxury Goods—1.3%
American Apparel, Inc.	*	9,346	17,944
Carter’s, Inc.		10,326	764,847
Columbia Sportswear Co.	†	2,090	130,939
Crocs, Inc.	*	15,828	261,162
Culp, Inc.		1,780	30,954
Deckers Outdoor Corp.	*	6,235	314,930
Fifth & Pacific Cos., Inc.	*	20,805	464,784
Fossil Group, Inc.	*	9,098	939,914
G-III Apparel Group Ltd.	*	2,773	133,437
Hanesbrands, Inc.		17,331	891,160
Iconix Brand Group, Inc.	*	10,387	305,482
Jones Group, Inc. (The)		13,671	187,976
Maidenform Brands, Inc.	*	3,598	62,353
Movado Group, Inc.		2,952	99,866
Oxford Industries, Inc.		2,482	154,877
Perry Ellis International, Inc.		2,045	41,534
Quiksilver, Inc.	*	22,620	145,673
RG Barry Corp.		1,580	25,659
Skechers U.S.A., Inc., Class A	*	7,438	178,586
Steven Madden Ltd.	*	7,089	342,966
True Religion Apparel, Inc.		5,573	176,441
Tumi Holdings, Inc.	*	7,757	186,168
Under Armour, Inc., Class A	*	14,660	875,349
Unifi, Inc.	*	3,223	66,619
Vera Bradley, Inc.	*†	3,595	77,868
Wolverine World Wide, Inc.		8,731	476,800

			7,354,288

Thrifts & Mortgage Finance—1.2%
Astoria Financial Corp.		15,208	163,942
Bank Mutual Corp.		9,174	51,741
BankFinancial Corp.		3,338	28,373
BBX Capital Corp., Class A	*	1,182	15,260
Beneficial Mutual Bancorp, Inc.	*	7,279	61,144
Berkshire Hills Bancorp, Inc.		4,121	114,399
BofI Holding, Inc.	*	2,021	92,602

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund		Shares	Value
COMMON STOCKS—(Continued)
Brookline Bancorp, Inc.		10,999	$95,471
Capitol Federal Financial, Inc.		26,548	322,293
Charter Financial Corp.		5,539	55,833
Clifton Savings Bancorp, Inc.		1,464	17,348
Dime Community Bancshares, Inc.		5,399	82,713
Doral Financial Corp. (Puerto Rico)	*	27,775	23,053
ESB Financial Corp.		2,032	24,648
ESSA Bancorp, Inc.		2,018	22,117
EverBank Financial Corp.		12,996	215,214
Federal Agricultural Mortgage Corp., Class C		2,090	60,359
First Defiance Financial Corp.		1,548	34,907
First Financial Northwest, Inc.		4,938	50,911
First Pactrust Bancorp, Inc.		1,700	23,086
Flagstar Bancorp, Inc.	*	3,160	44,114
Fox Chase Bancorp, Inc.		1,034	17,578
Franklin Financial Corp.		964	17,362
Hingham Institution for Savings		216	14,662
Home Bancorp, Inc.	*	1,026	18,981
Home Loan Servicing Solutions Ltd. (Cayman Islands)		9,602	230,160
HomeStreet, Inc.		1,829	39,232
Hudson City Bancorp, Inc.		92,111	843,737
Kearny Financial Corp.	*	3,008	31,554
Meridian Interstate Bancorp, Inc.	*	2,252	42,405
Meta Financial Group, Inc.		883	23,205
MGIC Investment Corp.	*	56,008	339,969
NASB Financial, Inc.	*	529	13,844
Nationstar Mortgage Holdings, Inc.	*†	3,560	133,286
Northfield Bancorp, Inc.		9,591	112,407
Northwest Bancshares, Inc.		16,950	228,994
OceanFirst Financial Corp.		3,947	61,376
Ocwen Financial Corp.	*	18,551	764,672
Oritani Financial Corp.		8,540	133,907
PennyMac Financial Services, Inc., Class A	*	2,032	43,221
People’s United Financial, Inc.		57,959	863,589
Provident Financial Holdings, Inc.		1,454	23,090
Provident Financial Services, Inc.		11,086	174,937
Provident New York Bancorp		7,594	70,928
Radian Group, Inc.	†	29,920	347,670
Rockville Financial, Inc.		4,636	60,639
Roma Financial Corp.	*	2,380	43,221
Territorial Bancorp, Inc.		1,756	39,703
TFS Financial Corp.	*	13,499	151,189
Tree.com, Inc.		1,518	26,019
TrustCo Bank Corp NY		15,928	86,648
United Community Financial Corp./OH	*	6,335	29,458
United Financial Bancorp, Inc.		5,398	81,780
Walker & Dunlop, Inc.	*	2,337	40,897
Washington Federal, Inc.		19,593	369,916
Waterstone Financial, Inc.	*	1,236	12,558
Westfield Financial, Inc.		3,887	27,209
WSFS Financial Corp.		1,929	101,060

			7,260,591

Tobacco—0.1%
Alliance One International, Inc.	*	16,723	63,548

		Shares	Value
Universal Corp.		4,071	$235,507
Vector Group Ltd.	†	11,829	191,866

			490,921

Trading Companies & Distributors—1.0%
Aceto Corp.		4,950	68,954
Air Lease Corp.		12,527	345,620
Aircastle Ltd.		14,047	224,612
Applied Industrial Technologies, Inc.		7,497	362,330
Beacon Roofing Supply, Inc.	*	8,899	337,094
BlueLinx Holdings, Inc.	*	7,803	16,776
CAI International, Inc.	*	2,855	67,292
DXP Enterprises, Inc.	*	1,553	103,430
Edgen Group, Inc.	*	2,913	18,585
GATX Corp.		8,113	384,800
H&E Equipment Services, Inc.		4,924	103,749
Houston Wire & Cable Co.		3,458	47,859
Kaman Corp.		4,556	157,455
MRC Global, Inc.	*	13,603	375,715
MSC Industrial Direct Co., Inc., Class A		8,670	671,578
Rush Enterprises, Inc., Class A	*	5,884	145,629
TAL International Group, Inc.	*	5,738	250,005
Textainer Group Holdings Ltd. (Bermuda)	†	4,142	159,218
Titan Machinery, Inc.	*†	2,896	56,848
United Rentals, Inc.	*	16,362	816,627
Watsco, Inc.		4,579	384,453
WESCO International, Inc.	*	7,536	512,147

			5,610,776

Transportation Infrastructure—0.0%
Wesco Aircraft Holdings, Inc.	*	6,864	127,464

Water Utilities—0.5%
American States Water Co.		3,697	198,418
American Water Works Co., Inc.		31,147	1,284,191
Aqua America, Inc.		25,080	784,753
Artesian Resources Corp., Class A		1,201	26,758
California Water Service Group		7,860	153,349
Connecticut Water Service, Inc.		2,093	60,069
Consolidated Water Co. Ltd. (Cayman Islands)		2,318	26,495
Middlesex Water Co.		4,246	84,580
Pure Cycle Corp.	*	2,739	15,311
SJW Corp.		2,960	77,552
York Water Co.		2,142	40,762

			2,752,238

Wireless Telecommunication Services—0.2%
Boingo Wireless, Inc.	*	3,174	19,710
Clearwire Corp., Class A	*	95,077	473,483
Leap Wireless International, Inc.	*	10,198	68,633
NII Holdings, Inc.	*†	29,822	198,913
NTELOS Holdings Corp.		2,906	47,833
Shenandoah Telecommunications Co.		4,013	66,937
Telephone & Data Systems, Inc.		16,413	404,580
United States Cellular Corp.		2,164	79,397
USA Mobility, Inc.		3,582	48,608

			1,408,094

TOTAL COMMON STOCKS
(Cost $462,190,839)			571,045,962

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.038%	09/12/2013	‡‡
(Cost $474,961)			$475,000	$474,986

			Shares	Value
RIGHTS—0.0%
Machinery—0.0%
Gerber Scientific, Inc.		*‡d	3,478	—

Pharmaceuticals—0.0%
Forest Laboratories, Inc.		*‡d	2,916	—

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.		*‡d	2,807	—

TOTAL RIGHTS
(Cost $—)				—

WARRANTS—0.0%
Diversified Financial Services—0.0%
Pegasus Wireless Corp.		*‡d
(Cost $—)			200	—

MONEY MARKET FUNDS—7.9%
Institutional Money Market Funds—7.9%
Dreyfus Institutional Cash Advantage Fund, 0.04%		††¥	6,000,000	6,000,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%			¥10,280,993	10,280,994
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%		††¥	6,180,113	6,180,113
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.08%		††¥	6,000,000	6,000,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.09%		††¥	6,000,000	6,000,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.10%		††¥	6,000,000	6,000,000

	Shares	Value
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.08% ††¥	6,000,000	$6,000,000

TOTAL MONEY MARKET FUNDS
(Cost $46,461,107)		46,461,107

TOTAL INVESTMENTS—106.0%
(Cost $509,126,907)		617,982,055
Other assets less liabilities—(6.0%)		(35,144,831)

NET ASSETS—100.0%		$582,837,224

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust
*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at June 30, 2013.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—98.2%
Australia—7.9%
AGL Energy Ltd.	†	12,177	$161,127
ALS Ltd.	†	6,710	58,413
Alumina Ltd.	*	55,712	49,582
Amcor Ltd.		25,787	238,321
AMP Ltd.	†	64,050	247,707
APA Group		17,076	93,576
Asciano Ltd.		20,252	92,627
ASX Ltd.		4,313	130,062
Aurizon Holdings Ltd.		43,743	166,159
Australia & New Zealand Banking Group Ltd.		59,008	1,531,810
Bendigo and Adelaide Bank Ltd.	†	9,416	86,343
BHP Billiton Ltd.		69,018	1,986,533
Boral Ltd.	†	17,810	68,147
Brambles Ltd.		33,965	289,318
Caltex Australia Ltd.		2,894	47,601
CFS Retail Property Trust Group REIT	†	47,514	86,626
Coca-Cola Amatil Ltd.		11,996	138,986
Cochlear Ltd.		1,128	63,308
Commonwealth Bank of Australia		34,576	2,176,424
Computershare Ltd.		10,442	97,904
Crown Ltd.		7,902	87,111
CSL Ltd.		10,770	605,021
Dexus Property Group REIT		97,550	95,131
Echo Entertainment Group Ltd.		19,164	53,716
Federation Centres Ltd. REIT		29,361	63,635
Flight Centre Ltd.		1,102	39,460
Fortescue Metals Group Ltd.	†	34,217	94,194
Goodman Group REIT		36,901	164,061
GPT Group REIT		38,412	134,877
Harvey Norman Holdings Ltd.		10,998	25,524
Iluka Resources Ltd.	†	8,956	80,712
Incitec Pivot Ltd.		36,840	95,918
Insurance Australia Group Ltd.		44,443	220,602
Leighton Holdings Ltd.		3,887	54,472
Lend Lease Group		10,998	83,852
Macquarie Group Ltd.		6,662	254,095
Metcash Ltd.		16,948	54,369
Mirvac Group REIT		80,365	117,654
National Australia Bank Ltd.		50,396	1,363,210
Newcrest Mining Ltd.		15,864	146,444
Orica Ltd.		7,640	144,018
Origin Energy Ltd.		23,882	273,673
Qantas Airways Ltd.	*	24,422	29,997
QBE Insurance Group Ltd.		25,999	359,969
Ramsay Health Care Ltd.		2,635	86,127
Rio Tinto Ltd.		9,210	441,392
Santos Ltd.		19,933	226,998
Seek Ltd.		6,515	53,930
Sonic Healthcare Ltd.		7,976	108,356
SP AusNet		35,545	38,135
Stockland REIT		48,775	155,195
Suncorp Group Ltd.		28,036	304,501
Sydney Airport		4,120	12,713
Tabcorp Holdings Ltd.		17,824	49,639
Tatts Group Ltd.		29,615	85,548
Telstra Corp. Ltd.		92,211	400,885
Toll Holdings Ltd.		13,967	67,599
Transurban Group		30,231	186,693
Treasury Wine Estates Ltd.		12,953	68,829

		Shares	Value

Wesfarmers Ltd.		21,720	$785,962
Westfield Group REIT		44,728	468,465
Westfield Retail Trust REIT		65,659	185,690
Westpac Banking Corp.		66,727	1,751,910
Whitehaven Coal Ltd.		8,680	18,263
Woodside Petroleum Ltd.		13,932	443,705
Woolworths Ltd.		26,810	803,138
WorleyParsons Ltd.		4,768	84,466

			19,280,428

Austria—0.3%
Andritz AG		1,416	72,651
Erste Group Bank AG		5,114	136,307
IMMOFINANZ AG	*	22,198	82,832
OMV AG		3,271	147,559
Raiffeisen Bank International AG	†	930	27,076
Telekom Austria AG		4,876	30,857
Verbund AG		1,308	24,808
Vienna Insurance Group AG Wiener Versicherung Gruppe		661	30,663
Voestalpine AG	†	2,547	90,071

			642,824

Belgium—1.1%
Ageas		5,094	178,740
Anheuser-Busch InBev NV		17,280	1,555,774
Belgacom SA		3,304	73,977
Colruyt SA		1,560	82,086
Delhaize Group SA		2,269	140,275
Groupe Bruxelles Lambert SA		1,702	128,193
Groupe Bruxelles Lambert SA STRIP VVPR	*‡d	127	—
KBC Groep NV		5,054	188,410
Solvay SA		1,276	167,078
Telenet Group Holding NV		1,140	52,273
UCB SA		2,456	131,840
Umicore SA		2,312	96,006

			2,794,652

Bermuda—0.1%
Seadrill Ltd.		7,978	321,325

China—0.0%
AAC Technologies Holdings, Inc.		14,957	83,916
Yangzijiang Shipbuilding Holdings Ltd.		34,000	22,191

			106,107

Denmark—1.1%
A.P. Moller—Maersk A/S, Class A		12	80,795
A.P. Moller—Maersk A/S, Class B		29	207,455
Carlsberg A/S, Class B		2,349	210,038
Coloplast A/S, Class B		2,270	127,107
Danske Bank A/S	*	14,344	244,694
DSV A/S		3,830	93,299
Novo Nordisk A/S, Class B		8,763	1,362,317
Novozymes A/S, Class B		5,104	163,482
TDC A/S		16,300	131,977
Tryg A/S		491	40,452
William Demant Holding A/S	*	482	39,824

			2,701,440

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Finland—0.8%
Elisa Oyj		2,840	$55,454
Fortum Oyj		9,289	174,014
Kesko Oyj, Class B		1,238	34,391
Kone Oyj, Class B		3,400	269,686
Metso Oyj		2,591	87,765
Neste Oil Oyj	†	3,215	46,915
Nokia Oyj	*†	81,592	304,170
Nokian Renkaat Oyj		2,497	101,606
Orion Oyj, Class B		2,366	55,440
Pohjola Bank plc, Class A		3,375	49,593
Sampo, Class A		8,892	346,253
Stora Enso Oyj (Registered), Class R		11,073	74,148
UPM-Kymmene Oyj		10,914	106,967
Wartsila Oyj Abp		3,825	166,177

			1,872,579

France—9.1%
Accor SA		3,556	124,996
Aeroports de Paris		550	53,466
Air Liquide SA		6,736	831,896
Alstom SA	*†	4,650	152,537
Arkema SA		1,269	116,323
AtoS		1,248	92,749
AXA SA		38,663	762,153
BNP Paribas SA		21,398	1,171,435
Bouygues SA		4,268	108,757
Bureau Veritas SA		4,918	127,353
Cap Gemini SA		3,000	145,685
Carrefour SA		13,115	360,226
Casino Guichard Perrachon SA		1,263	118,351
CGG	*	3,682	81,582
Christian Dior SA		1,168	188,694
Cie de Saint-Gobain		8,665	351,110
Cie Generale des Etablissements Michelin (Registered)		3,877	346,666
Cie Generale d’Optique Essilor International SA		4,313	459,498
CNP Assurances		3,589	51,531
Credit Agricole SA	*	22,015	189,479
Danone SA		12,308	926,404
Dassault Systemes SA		1,307	159,751
Edenred	†	4,119	126,123
Electricite de France SA		4,872	113,063
Eurazeo		672	36,034
European Aeronautic Defence and Space Co. NV		12,567	672,344
Eutelsat Communications SA		3,163	89,738
Fonciere Des Regions REIT		530	39,724
France Telecom SA		39,285	372,006
GDF Suez		28,708	563,103
Gecina SA REIT		463	51,173
Groupe Eurotunnel SA		12,467	94,799
ICADE REIT		448	36,955
Iliad SA		485	104,783
Imerys SA		759	46,602
JCDecaux SA		1,204	32,773
Kering	†	1,607	327,004
Klepierre REIT		2,095	82,563
Lafarge SA	†	4,083	250,709
Lagardere SCA (Registered)		2,409	67,215

		Shares	Value

Legrand SA		5,339	$247,544
L’Oreal SA		5,213	856,936
LVMH Moet Hennessy Louis Vuitton SA		5,473	888,566
Natixis		19,877	83,458
Pernod-Ricard SA		4,481	497,364
Publicis Groupe SA		3,953	281,558
Remy Cointreau SA		585	62,075
Renault SA		4,088	275,358
Rexel SA		3,028	68,223
Safran SA		5,331	278,312
Sanofi		25,639	2,650,575
Schneider Electric SA		11,381	826,565
SCOR SE		3,478	106,748
Societe BIC SA		579	58,085
Societe Generale SA		15,196	522,978
Sodexo		1,975	164,439
Suez Environnement Co.		5,623	72,674
Technip SA		2,112	214,647
Thales SA		2,014	93,981
Total SA	†	45,751	2,234,625
Unibail-Rodamco SE (Paris Exchange) REIT		2,005	466,975
Vallourec SA		2,319	117,681
Veolia Environnement SA		6,912	78,916
Vinci SA		9,797	491,423
Vivendi SA		25,171	477,031
Wendel SA		697	71,881
Zodiac Aerospace		770	101,957

			22,317,928

Germany—7.9%
Adidas AG		4,422	478,013
Allianz SE (Registered)		9,809	1,431,735
Axel Springer AG	†	720	30,639
BASF SE		19,744	1,761,038
Bayer AG		17,775	1,892,516
Bayerische Motoren Werke AG		7,157	624,636
Beiersdorf AG		2,104	183,277
Brenntag AG		1,054	160,200
Celesio AG		1,532	33,256
Commerzbank AG	*	21,269	184,769
Continental AG		2,398	319,675
Daimler AG (Registered)		20,685	1,248,731
Deutsche Bank AG (Registered)		21,970	921,265
Deutsche Boerse AG		4,217	277,303
Deutsche Lufthansa AG (Registered)	*	5,181	104,954
Deutsche Post AG (Registered)		19,641	487,451
Deutsche Telekom AG (Registered)		60,661	706,734
E.ON SE		38,916	637,781
Fraport AG Frankfurt Airport Services Worldwide		826	49,913
Fresenius Medical Care AG & Co. KGaA		4,614	327,046
Fresenius SE & Co. KGaA		2,652	326,410
GEA Group AG		3,970	140,567
Hannover Rueckversicherung SE (Registered)		1,362	97,938
HeidelbergCement AG		2,926	196,045
Henkel AG & Co. KGaA		2,701	211,542
Hochtief AG		558	36,350
Hugo Boss AG		710	78,071

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Infineon Technologies AG		23,785	$199,102
K+S AG		3,611	133,452
Kabel Deutschland Holding AG		1,942	213,234
Lanxess AG		1,821	109,665
Linde AG		3,998	745,017
MAN SE		903	98,446
Merck KGaA		1,385	210,631
Metro AG		2,787	88,064
Muenchener Rueckversicherungs AG (Registered)		3,872	711,336
RWE AG		10,648	339,437
SAP AG		19,821	1,447,390
Siemens AG (Registered)		17,047	1,726,240
Suedzucker AG		1,523	47,151
Telefonica Deutschland Holding AG		5,613	40,610
ThyssenKrupp AG	*	7,942	155,682
United Internet AG (Registered)		2,133	60,130
Volkswagen AG		642	124,821

			19,398,263

Greece—0.0%
Hellenic Telecommunications Organization SA	*	4,773	37,331
OPAP SA		4,010	33,558

			70,889

Guernsey, Channel Islands—0.1%
Resolution Ltd.		28,579	123,795

Hong Kong—2.9%
AIA Group Ltd.		259,400	1,092,852
ASM Pacific Technology Ltd.		5,500	60,378
Bank of East Asia Ltd.		27,720	99,219
BOC Hong Kong Holdings Ltd.		79,000	241,668
Cathay Pacific Airways Ltd.		23,000	40,023
Cheung Kong Holdings Ltd.		30,000	404,533
Cheung Kong Infrastructure Holdings Ltd.		14,000	93,287
CLP Holdings Ltd.		38,500	311,227
First Pacific Co. Ltd.		42,000	44,898
Galaxy Entertainment Group Ltd.	*	46,000	223,442
Hang Lung Properties Ltd.		49,000	169,728
Hang Seng Bank Ltd.		16,700	245,934
Henderson Land Development Co. Ltd.		23,900	141,939
HKT Trust/HKT Ltd.		45,000	43,019
Hong Kong & China Gas Co. Ltd.		121,514	296,501
Hong Kong Exchanges and Clearing Ltd.		23,700	355,959
Hopewell Holdings Ltd.		11,000	36,508
Hutchison Whampoa Ltd.		45,000	470,802
Hysan Development Co. Ltd.		12,000	51,806
Kerry Properties Ltd.		15,500	60,426
Li & Fung Ltd.	†	125,200	170,646
Link (The) REIT		47,500	233,115
MTR Corp. Ltd.		30,000	110,245
New World Development Co. Ltd.		72,900	100,134
Noble Group Ltd.		95,309	72,486
NWS Holdings Ltd.		26,500	40,627
Orient Overseas International Ltd.		3,700	23,701
PCCW Ltd.		84,000	39,203

		Shares	Value

Power Assets Holdings Ltd.		30,500	$262,544
Sands China Ltd.		52,894	247,177
Shangri-La Asia Ltd.		34,000	58,448
Sino Land Co. Ltd.		67,000	93,678
SJM Holdings Ltd.		43,000	104,353
Sun Hung Kai Properties Ltd.		34,000	436,629
Swire Pacific Ltd., Class A		15,000	180,724
Swire Properties Ltd.		23,400	68,891
Wharf Holdings Ltd.		31,637	264,056
Wheelock & Co. Ltd.		19,000	94,798
Yue Yuen Industrial Holdings Ltd.		14,000	36,180

			7,121,784

Ireland—0.6%
Bank of Ireland	*	424,026	86,467
CRH plc (Dublin Exchange)		15,443	312,453
Elan Corp. plc	*	10,748	150,828
Experian plc		21,403	371,979
Irish Bank Resolution Corp. Ltd.	*‡d	11,206	—
James Hardie Industries plc CDI		9,395	80,674
Kerry Group plc, Class A		3,295	182,219
Shire plc		11,812	374,325

			1,558,945

Israel—0.5%
Bank Hapoalim BM	*	22,018	99,367
Bank Leumi Le-Israel BM	*	25,559	84,433
Bezeq Israeli Telecommunication Corp. Ltd.		45,959	61,104
Delek Group Ltd.		69	17,813
Israel Chemicals Ltd.		9,457	92,872
Israel Corp. Ltd. (The)	*	66	39,350
Mellanox Technologies Ltd.	*	887	44,098
Mizrahi Tefahot Bank Ltd.	*	2,045	20,474
NICE Systems Ltd.		1,431	52,616
Teva Pharmaceutical Industries Ltd.		18,337	717,669

			1,229,796

Italy—1.9%
Assicurazioni Generali SpA		24,693	431,626
Atlantia SpA		6,695	109,197
Banca Monte dei Paschi di Siena SpA	*†	100,790	25,533
Enel Green Power SpA		39,986	82,986
Enel SpA	†	142,680	447,726
Eni SpA		54,779	1,124,283
Exor SpA	†	1,270	37,611
Fiat Industrial SpA		18,793	209,201
Fiat SpA	*	18,972	132,311
Finmeccanica SpA	*	7,508	37,562
Intesa Sanpaolo SpA		245,846	393,487
Luxottica Group SpA		3,654	184,876
Mediobanca SpA		9,708	50,489
Pirelli & C. SpA	†	4,877	56,379
Prysmian SpA		4,169	77,772
Saipem SpA		5,299	86,009
Snam SpA		44,592	203,043
Telecom Italia SpA		217,256	151,428
Telecom Italia SpA RSP		123,166	68,666
Terna Rete Elettrica Nazionale SpA	†	32,722	135,972
UniCredit SpA		91,663	428,514

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Unione di Banche Italiane ScpA		16,898	$61,109

			4,535,780

Japan—22.3%
ABC-Mart, Inc.		600	23,385
Acom Co. Ltd.	*†	800	25,450
Advantest Corp.		2,800	46,135
Aeon Co. Ltd.		13,000	170,836
Aeon Credit Service Co. Ltd.		1,400	39,658
Aeon Mall Co. Ltd.		2,400	59,539
Air Water, Inc.		3,000	42,173
Aisin Seiki Co. Ltd.		4,000	152,730
Ajinomoto Co., Inc.		13,000	190,700
Alfresa Holdings Corp.		900	48,191
All Nippon Airways Co. Ltd.		26,000	54,063
Amada Co. Ltd.		7,000	46,085
Aozora Bank Ltd.		21,000	65,585
Asahi Glass Co. Ltd.	†	22,000	142,600
Asahi Group Holdings Ltd.		8,100	200,651
Asahi Kasei Corp.		27,000	178,149
Asics Corp.		3,000	47,279
Astellas Pharma, Inc.		9,675	525,586
Bank of Kyoto Ltd. (The)		8,000	66,624
Bank of Yokohama Ltd. (The)		24,000	123,808
Benesse Holdings, Inc.		1,700	61,331
Bridgestone Corp.		14,100	480,813
Brother Industries Ltd.		4,600	51,617
Calbee, Inc.		500	47,454
Canon, Inc.		24,500	802,946
Casio Computer Co. Ltd.		4,500	39,635
Central Japan Railway Co.		3,100	377,828
Chiba Bank Ltd. (The)		16,000	109,167
Chiyoda Corp.		3,000	35,381
Chubu Electric Power Co., Inc.		14,200	201,143
Chugai Pharmaceutical Co. Ltd.		4,400	91,077
Chugoku Bank Ltd. (The)		4,000	56,050
Chugoku Electric Power Co., Inc. (The)		6,000	94,081
Citizen Holdings Co. Ltd.		4,700	26,215
Coca-Cola West Holdings Co. Ltd.		1,200	21,280
Cosmo Oil Co. Ltd.	*	12,000	22,069
Credit Saison Co. Ltd.		3,100	77,894
Dai Nippon Printing Co. Ltd.		13,000	118,622
Daicel Corp.		7,000	61,180
Daido Steel Co. Ltd.		6,000	30,289
Daihatsu Motor Co. Ltd.		4,000	75,763
Dai-ichi Life Insurance Co. Ltd. (The)		186	267,011
Daiichi Sankyo Co. Ltd.		14,702	245,006
Daikin Industries Ltd.		5,100	206,141
Dainippon Sumitomo Pharma Co. Ltd.		3,000	39,676
Daito Trust Construction Co. Ltd.		1,500	141,330
Daiwa House Industry Co. Ltd.		11,000	204,897
Daiwa Securities Group, Inc.		35,000	293,122
Dena Co. Ltd.	†	2,100	41,114
Denso Corp.		10,500	493,638
Dentsu, Inc.		4,000	138,378
Don Quijote Co. Ltd.		1,100	53,399
East Japan Railway Co.		7,300	568,178
Eisai Co. Ltd.		5,400	220,072
Electric Power Development Co. Ltd.		2,440	76,286
FamilyMart Co. Ltd.		1,200	51,202
FANUC Corp.		4,100	593,380

		Shares	Value

Fast Retailing Co. Ltd.		1,200	$405,006
Fuji Electric Co. Ltd.		10,000	35,161
Fuji Heavy Industries Ltd.		13,000	321,025
FUJIFILM Holdings Corp.		10,200	224,335
Fujitsu Ltd.		41,000	169,617
Fukuoka Financial Group, Inc.		17,000	72,304
Furukawa Electric Co. Ltd.		12,000	27,762
Gree, Inc.	†	1,800	15,948
GungHo Online Entertainment, Inc.	*†	70	76,477
Gunma Bank Ltd. (The)		8,000	44,232
Hachijuni Bank Ltd. (The)		8,000	46,677
Hakuhodo DY Holdings, Inc.		480	33,619
Hamamatsu Photonics KK		1,400	50,559
Hankyu Hanshin Holdings, Inc.		25,000	142,290
Hino Motors Ltd.		5,000	73,370
Hirose Electric Co. Ltd.		630	82,977
Hiroshima Bank Ltd. (The)		10,000	42,564
Hisamitsu Pharmaceutical Co., Inc.		1,200	60,894
Hitachi Chemical Co. Ltd.		2,300	36,006
Hitachi Construction Machinery Co. Ltd.		2,300	46,391
Hitachi High-Technologies Corp.		1,100	26,527
Hitachi Ltd.		104,000	666,380
Hitachi Metals Ltd.		5,000	56,003
Hokkaido Electric Power Co., Inc.	*	4,400	60,046
Hokuhoku Financial Group, Inc.		24,007	49,021
Hokuriku Electric Power Co.		3,200	50,212
Honda Motor Co. Ltd.		35,100	1,303,945
HOYA Corp.		9,400	193,341
Hulic Co. Ltd.	†	5,000	53,642
Ibiden Co. Ltd.		2,200	34,242
Idemitsu Kosan Co. Ltd.		400	30,663
IHI Corp.		30,000	113,506
INPEX Corp.		46	191,185
Isetan Mitsukoshi Holdings Ltd.		7,540	100,121
Isuzu Motors Ltd.		25,000	170,899
ITOCHU Corp.		31,900	368,888
Itochu Techno-Solutions Corp.		600	24,837
Iyo Bank Ltd. (The)		5,000	47,788
J. Front Retailing Co. Ltd.		10,600	84,531
Japan Airlines Co. Ltd.		1,200	61,777
Japan Exchange Group, Inc.		1,000	101,007
Japan Petroleum Exploration Co.		500	20,245
Japan Prime Realty Investment Corp. REIT		16	48,960
Japan Real Estate Investment Corp. REIT		12	134,049
Japan Retail Fund Investment Corp. REIT		41	85,655
Japan Steel Works Ltd. (The)		6,000	32,925
Japan Tobacco, Inc.		23,700	836,552
JFE Holdings, Inc.		10,800	236,606
JGC Corp.		5,000	180,062
Joyo Bank Ltd. (The)		16,000	87,383
JSR Corp.		3,500	70,818
JTEKT Corp.		4,700	52,682
JX Holdings, Inc.		48,010	231,812
Kajima Corp.		17,000	56,361
Kamigumi Co. Ltd.		5,000	40,241

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Kaneka Corp.		6,000	$39,562
Kansai Electric Power Co., Inc. (The)	*	14,900	203,956
Kansai Paint Co. Ltd.		5,000	63,826
Kao Corp.		11,200	381,265
Kawasaki Heavy Industries Ltd.		28,000	85,932
KDDI Corp.		11,600	604,052
Keikyu Corp.		11,000	94,435
Keio Corp.		13,000	89,316
Keisei Electric Railway Co. Ltd.		7,000	65,580
Keyence Corp.		972	309,690
Kikkoman Corp.		4,000	66,539
Kinden Corp.		4,000	34,421
Kintetsu Corp.		34,000	149,260
Kirin Holdings Co. Ltd.	†	19,000	297,622
Kobe Steel Ltd.	*	54,000	66,780
Koito Manufacturing Co. Ltd.		2,000	38,126
Komatsu Ltd.		19,700	453,729
Konami Corp.		2,000	42,458
Konica Minolta Holdings, Inc.		10,500	79,031
Kubota Corp.		23,000	334,728
Kuraray Co. Ltd.		6,800	95,303
Kurita Water Industries Ltd.		2,700	57,149
Kyocera Corp.		3,500	356,111
Kyowa Hakko Kirin Co. Ltd.		5,000	56,517
Kyushu Electric Power Co., Inc.	*	9,300	140,162
Lawson, Inc.		1,300	99,202
LIXIL Group Corp.		5,900	143,669
M3, Inc.		18	40,373
Mabuchi Motor Co. Ltd.		400	21,337
Makita Corp.		2,300	123,653
Marubeni Corp.		35,000	233,917
Marui Group Co. Ltd.		5,400	53,793
Maruichi Steel Tube Ltd.		1,000	25,552
Mazda Motor Corp.	*	59,000	233,253
McDonald’s Holdings Co. Japan Ltd.		1,400	38,850
Medipal Holdings Corp.		2,800	37,962
MEIJI Holdings Co. Ltd.		1,202	57,723
Miraca Holdings, Inc.		1,300	59,739
Mitsubishi Chemical Holdings Corp.		28,500	133,571
Mitsubishi Corp.		29,700	507,386
Mitsubishi Electric Corp.		41,000	383,108
Mitsubishi Estate Co. Ltd.		27,411	729,787
Mitsubishi Gas Chemical Co., Inc.		9,000	65,984
Mitsubishi Heavy Industries Ltd.		66,000	366,931
Mitsubishi Logistics Corp.		3,000	41,862
Mitsubishi Materials Corp.		26,000	91,535
Mitsubishi Motors Corp.	*	94,000	128,667
Mitsubishi Tanabe Pharma Corp.		4,600	59,516
Mitsubishi UFJ Financial Group, Inc.		274,040	1,692,435
Mitsubishi UFJ Lease & Finance Co. Ltd.		11,800	55,986
Mitsui & Co. Ltd.		36,700	460,226
Mitsui Chemicals, Inc.	†	15,000	33,766
Mitsui Fudosan Co. Ltd.		18,000	529,201
Mitsui OSK Lines Ltd.	*	23,000	89,381
Mizuho Financial Group, Inc.		493,580	1,025,014

		Shares	Value

MS&AD Insurance Group Holdings		11,074	$280,507
Murata Manufacturing Co. Ltd.		4,300	327,079
Nabtesco Corp.		2,600	53,983
Namco Bandai Holdings, Inc.		3,850	62,399
NEC Corp.		54,000	118,252
Nexon Co. Ltd.		2,100	23,195
NGK Insulators Ltd.		6,000	74,145
NGK Spark Plug Co. Ltd.		4,000	80,060
NHK Spring Co. Ltd.		3,000	34,638
Nidec Corp.	†	2,200	153,917
Nikon Corp.		7,100	165,884
Nintendo Co. Ltd.		2,300	270,800
Nippon Building Fund, Inc. REIT		15	173,723
Nippon Electric Glass Co. Ltd.		7,500	36,509
Nippon Express Co. Ltd.		16,000	75,978
Nippon Meat Packers, Inc.		4,000	61,185
Nippon Prologis REIT, Inc. REIT	†	5	43,386
Nippon Steel & Sumitomo Metal Corp.		165,245	445,212
Nippon Telegraph & Telephone Corp.		9,500	495,148
Nippon Yusen K.K.		32,000	84,668
Nishi-Nippon City Bank Ltd. (The)		15,000	39,114
Nissan Motor Co. Ltd.		53,800	539,216
Nisshin Seifun Group, Inc.		4,200	50,328
Nissin Foods Holdings Co. Ltd.		1,100	44,485
Nitori Holdings Co. Ltd.		700	56,356
Nitto Denko Corp.		3,600	230,888
NKSJ Holdings, Inc.		7,775	184,770
NOK Corp.		2,000	31,709
Nomura Holdings, Inc.		78,500	577,820
Nomura Real Estate Holdings, Inc.		2,500	55,224
Nomura Real Estate Office Fund, Inc. REIT		5	21,927
Nomura Research Institute Ltd.		2,150	69,825
NSK Ltd.		10,000	95,399
NTT Data Corp.		26	92,611
NTT DOCOMO, Inc.		323	502,493
NTT Urban Development Corp.		24	29,458
Obayashi Corp.		13,000	67,406
Odakyu Electric Railway Co. Ltd.		13,000	126,954
Oji Holdings Corp.		18,000	72,555
Olympus Corp.	*	4,000	121,550
Omron Corp.		4,300	128,196
Ono Pharmaceutical Co. Ltd.		1,700	115,719
Oracle Corp. Japan		900	37,277
Oriental Land Co. Ltd.		1,100	170,232
ORIX Corp.		23,400	319,333
Osaka Gas Co. Ltd.		41,000	173,119
Otsuka Corp.		300	33,459
Otsuka Holdings Co. Ltd.		7,900	260,850
Panasonic Corp.	*	46,800	376,836
Park24 Co. Ltd.		2,000	36,284
Rakuten, Inc.		15,100	178,557
Resona Holdings, Inc.		41,500	202,113
Ricoh Co. Ltd.		14,000	165,904
Rinnai Corp.		800	56,884

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Rohm Co. Ltd.		2,100	$85,284
Sankyo Co. Ltd.		1,000	47,253
Sanrio Co. Ltd.		900	41,749
Santen Pharmaceutical Co. Ltd.		1,700	73,567
SBI Holdings, Inc.		4,710	51,782
Secom Co. Ltd.		4,400	239,231
Sega Sammy Holdings, Inc.		4,048	101,435
Sekisui Chemical Co. Ltd.		9,000	95,567
Sekisui House Ltd.		12,000	173,382
Seven & I Holdings Co. Ltd.		15,940	583,776
Seven Bank Ltd.	†	12,200	44,226
Sharp Corp.	*	23,000	92,609
Shikoku Electric Power Co., Inc.	*	3,600	65,009
Shimadzu Corp.		5,000	40,248
Shimamura Co. Ltd.		500	60,696
Shimano, Inc.		1,700	144,814
Shimizu Corp.		13,000	52,260
Shin-Etsu Chemical Co. Ltd.		8,700	575,812
Shinsei Bank Ltd.		37,000	84,021
Shionogi & Co. Ltd.		6,100	127,206
Shiseido Co. Ltd.		8,000	119,031
Shizuoka Bank Ltd. (The)		13,000	140,215
Showa Denko K.K.		32,000	42,203
Showa Shell Sekiyu K.K.	†	4,400	36,099
SMC Corp.		1,200	240,571
Softbank Corp.		20,400	1,187,483
Sojitz Corp.		26,800	44,466
Sony Corp.		21,400	452,101
Sony Financial Holdings, Inc.		3,400	53,532
Stanley Electric Co. Ltd.		3,200	62,170
Sumco Corp.		1,900	20,812
Sumitomo Chemical Co. Ltd.		32,000	100,367
Sumitomo Corp.		23,900	297,880
Sumitomo Electric Industries Ltd.		16,600	197,607
Sumitomo Heavy Industries Ltd.		12,000	50,390
Sumitomo Metal Mining Co. Ltd.		11,000	122,525
Sumitomo Mitsui Financial Group, Inc.		27,400	1,254,182
Sumitomo Mitsui Trust Holdings, Inc.		72,740	339,395
Sumitomo Realty & Development Co. Ltd.		7,500	298,906
Sumitomo Rubber Industries Ltd.		3,600	58,767
Suruga Bank Ltd.		4,000	72,538
Suzuken Co. Ltd.		1,460	49,137
Suzuki Motor Corp.		7,800	179,793
Sysmex Corp.		1,500	98,243
T&D Holdings, Inc.		12,500	167,207
Taiheiyo Cement Corp.		27,000	86,162
Taisei Corp.		20,000	72,200
Taisho Pharmaceutical Holdings Co. Ltd.		690	48,974
Taiyo Nippon Sanso Corp.		5,000	34,480
Takashimaya Co. Ltd.		5,000	50,677
Takeda Pharmaceutical Co. Ltd.		17,020	767,500
TDK Corp.		2,600	89,596
Teijin Ltd.		19,000	41,619
Terumo Corp.		3,100	154,091
THK Co. Ltd.		2,500	52,458
Tobu Railway Co. Ltd.		22,000	113,380
Toho Co. Ltd.		2,400	49,363
Toho Gas Co. Ltd.		9,000	46,542

		Shares	Value

Tohoku Electric Power Co., Inc.	*	10,100	$126,108
Tokio Marine Holdings, Inc.		14,700	463,858
Tokyo Electric Power Co., Inc.	*	31,900	164,679
Tokyo Electron Ltd.		3,700	187,070
Tokyo Gas Co. Ltd.		51,000	281,370
Tokyo Tatemono Co. Ltd.		8,351	69,489
Tokyu Corp.		24,000	157,146
Tokyu Land Corp.		9,000	82,386
TonenGeneral Sekiyu K.K.	†	7,000	67,736
Toppan Printing Co. Ltd.		12,000	83,245
Toray Industries, Inc.		32,000	206,772
Toshiba Corp.		87,000	417,041
TOTO Ltd.		7,000	71,176
Toyo Seikan Kaisha Ltd.		3,400	52,336
Toyo Suisan Kaisha Ltd.		2,000	66,545
Toyoda Gosei Co. Ltd.		1,200	29,340
Toyota Boshoku Corp.		1,400	20,130
Toyota Industries Corp.		3,300	134,765
Toyota Motor Corp.		59,200	3,570,816
Toyota Tsusho Corp.		4,300	110,565
Trend Micro, Inc.	†	2,200	69,944
Tsumura & Co.		1,500	44,206
Ube Industries Ltd.		19,000	35,151
Unicharm Corp.	†	2,300	130,084
United Urban Investment Corp. REIT		46	62,100
USS Co. Ltd.		460	58,316
West Japan Railway Co.		3,700	156,918
Yahoo! Japan Corp.		299	147,232
Yakult Honsha Co. Ltd.		1,900	78,787
Yamada Denki Co. Ltd.	†	2,120	85,837
Yamaguchi Financial Group, Inc.		4,000	39,357
Yamaha Corp.		3,900	44,684
Yamaha Motor Co. Ltd.	†	5,500	71,236
Yamato Holdings Co. Ltd.		8,100	170,588
Yamato Kogyo Co. Ltd.		700	21,380
Yamazaki Baking Co. Ltd.		2,000	23,472
Yaskawa Electric Corp.		5,000	60,683
Yokogawa Electric Corp.		4,300	51,406
Yokohama Rubber Co. Ltd. (The)		4,000	40,165

			54,595,174

Luxembourg—0.3%
ArcelorMittal		21,868	244,754
Millicom International Cellular SA SDR		1,282	92,332
SES SA FDR		6,694	191,794
Tenaris SA		10,124	202,768

			731,648

Macau—0.1%
MGM China Holdings Ltd.		18,400	48,827
Wynn Macau Ltd.		31,256	84,072

			132,899

Malta—0.0%
BGP Holdings plc	*‡d	142,647	—

Mexico—0.0%
Fresnillo plc		3,389	45,754

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Netherlands—4.4%
Aegon NV		37,886	$254,179
Akzo Nobel NV		5,195	293,133
ASML Holding NV		7,728	610,055
Corio NV REIT		1,472	58,583
D.E. Master Blenders 1753 NV	*	10,911	174,608
Delta Lloyd NV		3,719	74,529
Fugro NV CVA		1,491	81,016
Gemalto NV	†	1,588	143,782
Heineken Holding NV		2,084	116,801
Heineken NV		4,893	311,447
ING Groep NV CVA	*	82,678	755,602
Koninklijke Ahold NV		21,399	318,267
Koninklijke Boskalis Westminster NV		1,476	53,769
Koninklijke DSM NV		3,384	220,615
Koninklijke KPN NV		67,097	139,213
Koninklijke Philips NV		20,704	564,414
Koninklijke Vopak NV		1,377	81,275
Qiagen NV	*	4,797	93,865
Randstad Holding NV		2,449	100,674
Reed Elsevier NV		14,304	238,226
Royal Dutch Shell plc, Class A		81,024	2,588,232
Royal Dutch Shell plc, Class B		56,189	1,860,921
TNT Express NV		6,778	50,783
Unilever NV CVA		35,051	1,379,759
Wolters Kluwer NV		6,716	142,255
Ziggo NV		3,441	138,215

			10,844,218

New Zealand—0.1%
Auckland International Airport Ltd.		20,640	47,471
Contact Energy Ltd.		7,698	30,465
Fletcher Building Ltd.		13,894	90,485
SKYCITY Entertainment Group Ltd.		12,302	41,503
Telecom Corp of New Zealand Ltd.	†	37,893	65,985

			275,909

Norway—0.6%
Aker Solutions ASA		3,966	54,144
DnB ASA		20,758	301,129
Gjensidige Forsikring ASA		4,268	62,877
Norsk Hydro ASA	†	18,486	74,128
Orkla ASA		16,610	135,995
Statoil ASA		23,563	486,766
Telenor ASA		14,928	296,515
Yara International ASA		3,861	153,973

			1,565,527

Portugal—0.2%
Banco Espirito Santo SA (Registered)	*†	36,677	29,404
EDP—Energias de Portugal SA		44,604	143,882
Galp Energia SGPS SA		5,663	83,948
Jeronimo Martins SGPS SA		5,514	116,216
Portugal Telecom SGPS SA (Registered)		11,747	45,701

			419,151

		Shares	Value

Singapore—1.6%
Ascendas Real Estate Investment Trust REIT		41,786	$73,229
CapitaCommercial Trust REIT		40,000	46,144
CapitaLand Ltd.		51,500	124,423
CapitaMall Trust REIT		54,000	84,738
CapitaMalls Asia Ltd.		25,000	35,856
City Developments Ltd.		10,000	84,127
ComfortDelGro Corp. Ltd.		47,000	67,544
DBS Group Holdings Ltd.		36,730	446,927
Genting Singapore plc (Registered)		132,000	136,876
Global Logistic Properties Ltd.		62,779	135,795
Golden Agri-Resources Ltd.		136,320	60,013
Hutchison Port Holdings Trust		98,000	71,765
Hutchison Port Holdings Trust		21,000	15,120
Jardine Cycle & Carriage Ltd.		2,000	66,868
Keppel Corp. Ltd.		31,400	256,831
Keppel Land Ltd.		16,000	42,074
Olam International Ltd.		30,672	39,480
Oversea-Chinese Banking Corp. Ltd.		54,600	429,218
SembCorp Industries Ltd.		22,340	86,914
SembCorp Marine Ltd.		17,000	57,609
Singapore Airlines Ltd.		12,400	98,976
Singapore Exchange Ltd.		17,000	93,966
Singapore Press Holdings Ltd.		35,500	116,680
Singapore Technologies Engineering Ltd.		35,000	115,296
Singapore Telecommunications Ltd.		168,159	498,056
StarHub Ltd.		12,730	41,856
United Overseas Bank Ltd.		27,000	421,635
UOL Group Ltd.		9,000	47,578
Wilmar International Ltd.		40,000	98,930

			3,894,524

Spain—2.8%
Abertis Infraestructuras SA		8,151	142,020
Acciona SA	†	445	23,461
ACS Actividades de Construccion y Servicios SA		2,822	74,654
Amadeus IT Holding SA, Class A		8,318	266,219
Banco Bilbao Vizcaya Argentaria SA		119,194	1,001,690
Banco de Sabadell SA	†	58,133	96,440
Banco Popular Espanol SA	*	27,652	84,653
Banco Santander SA		232,501	1,487,832
Bankia SA	*	97,908	75,847
CaixaBank		22,419	68,862
Distribuidora Internacional de Alimentacion SA		12,771	96,476
Enagas SA	†	3,883	95,973
Ferrovial SA		8,975	143,286
Gas Natural SDG SA	†	7,760	156,345
Grifols SA		3,344	122,856
Iberdrola SA	†	99,458	525,596
Inditex SA		4,718	581,943
Mapfre SA	†	14,119	45,938
Red Electrica Corp. SA	†	2,189	120,367
Repsol SA		18,127	382,570
Telefonica SA		88,196	1,134,677
Zardoya Otis SA		2,829	40,062

			6,767,767

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
Sweden—3.0%
Alfa Laval AB		7,040	$143,794
Assa Abloy AB, Class B		7,296	285,141
Atlas Copco AB, Class A		14,610	352,128
Atlas Copco AB, Class B		7,969	170,542
Boliden AB		5,365	66,501
Electrolux AB, Series B		4,955	125,038
Elekta AB, Class B		8,106	123,200
Getinge AB, Class B		4,140	125,694
Hennes & Mauritz AB, Class B		20,509	674,775
Hexagon AB, Class B		4,879	130,422
Husqvarna AB, Class B		7,541	39,825
Industrivarden AB, Class C		2,912	48,626
Investment AB Kinnevik, Class B		4,612	118,238
Investor AB, Class B		9,958	267,281
Lundin Petroleum AB	*	4,363	86,294
Nordea Bank AB		56,900	635,418
Ratos AB, Class B	†	3,896	30,214
Sandvik AB		22,667	270,719
Scania AB, Class B		6,592	131,886
Securitas AB, Class B		6,530	57,087
Skandinaviska Enskilda Banken AB, Class A		32,263	308,015
Skanska AB, Class B		7,994	132,478
SKF AB, Class B		8,416	197,163
Svenska Cellulosa AB, Class B		12,709	318,726
Svenska Handelsbanken AB, Class A		10,518	421,398
Swedbank AB, Class A		19,153	438,691
Swedish Match AB		4,560	161,855
Tele2 AB, Class B		6,428	75,462
Telefonaktiebolaget LM Ericsson, Class B		65,699	745,016
TeliaSonera AB		50,580	329,616
Volvo AB, Class B		31,807	424,447

			7,435,690

Switzerland—9.6%
ABB Ltd. (Registered)	*	47,378	1,026,300
Actelion Ltd. (Registered)	*	2,222	133,848
Adecco SA (Registered)	*	2,780	158,326
Aryzta AG	*	1,765	99,075
Baloise Holding AG (Registered)		934	90,715
Banque Cantonale Vaudoise (Registered)		59	29,246
Barry Callebaut AG (Registered)	*	42	38,440
Coca-Cola HBC AG CDI	*	4,538	106,223
Compagnie Financiere Richemont SA (A Bearer Shares)		11,250	992,118
Credit Suisse Group AG (Registered)	*	32,307	855,298
EMS-Chemie Holding AG (Registered)		163	48,278
Geberit AG (Registered)	*	833	206,354
Givaudan SA (Registered)	*	178	229,366
Glencore Xstrata plc		215,420	891,728
Holcim Ltd. (Registered)	*	4,981	346,709
Julius Baer Group Ltd. (Registered)	*	4,814	187,883

		Shares	Value

Kuehne + Nagel International AG (Registered)		1,087	$119,260
Lindt & Spruengli AG (Participation Certificates)		17	63,814
Lindt & Spruengli AG (Registered)		2	87,022
Lonza Group AG (Registered)	*	1,067	80,172
Nestle SA		69,206	4,541,326
Novartis AG (Registered)		49,383	3,497,825
Pargesa Holding SA (Bearer)		467	31,117
Partners Group Holding AG		354	95,820
Roche Holding AG (Genusschein)		15,082	3,743,312
Schindler Holding AG (Participation Certificates)		1,021	142,060
Schindler Holding AG (Registered)		416	56,341
SGS SA (Registered)		119	255,484
Sika AG (Bearer)		47	121,530
Sonova Holding AG (Registered)	*	1,063	112,461
STMicroelectronics NV		13,478	121,125
Sulzer AG (Registered)		491	78,404
Swatch Group AG (The) (Bearer)		671	366,526
Swatch Group AG (The) (Registered)		843	79,271
Swiss Life Holding AG (Registered)	*	719	116,710
Swiss Prime Site AG (Registered)	*	1,132	83,218
Swiss Re AG	*	7,618	566,786
Swisscom AG (Registered)		512	224,139
Syngenta AG (Registered)		2,009	783,427
Transocean Ltd.		7,621	365,938
UBS AG (Registered)	*	78,416	1,331,021
Wolseley plc		5,984	276,099
Zurich Insurance Group AG (Registered)	*	3,199	829,210

			23,609,325

United Kingdom—18.9%
3i Group plc		20,647	106,016
Aberdeen Asset Management plc		21,473	124,965
Admiral Group plc		3,873	78,018
Aggreko plc		5,953	148,792
AMEC plc		6,023	92,117
Anglo American plc		30,115	580,335
Antofagasta plc		8,361	101,311
ARM Holdings plc		29,548	357,444
Associated British Foods plc		7,642	201,597
AstraZeneca plc (London Exchange)		26,861	1,269,957
Aviva plc		64,160	330,690
Babcock International Group plc		7,618	127,913
BAE Systems plc		68,758	400,411
Barclays plc		263,055	1,120,284
BG Group plc		73,224	1,244,373
BHP Billiton plc		45,450	1,158,877
BP plc		411,559	2,856,198
British American Tobacco plc		41,467	2,126,825
British Land Co. plc REIT		19,567	168,562
British Sky Broadcasting Group plc		22,960	276,598

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

COMMON STOCKS—(Continued)
BT Group plc		170,021	$798,207
Bunzl plc		6,996	136,451
Burberry Group plc		9,215	189,575
Capita plc		13,656	200,730
Carnival plc		4,082	141,890
Centrica plc		112,318	614,347
Cobham plc		22,108	88,146
Compass Group plc		39,623	506,286
Croda International plc		3,042	114,714
Diageo plc		53,970	1,547,661
Direct Line Insurance Group plc		16,204	57,578
easyJet plc		3,004	59,212
G4S plc		29,050	102,430
GKN plc		34,247	156,762
GlaxoSmithKline plc		105,379	2,634,078
Hammerson plc REIT		15,069	111,732
Hargreaves Lansdown plc		4,746	64,106
HSBC Holdings plc (London Exchange)		396,733	4,107,039
ICAP plc		12,886	71,148
IMI plc		7,162	134,993
Imperial Tobacco Group plc		21,164	733,854
Inmarsat plc		9,544	97,740
InterContinental Hotels Group plc		5,516	151,592
International Consolidated Airlines Group SA	*	19,566	78,555
Intertek Group plc		3,364	149,535
Intu Properties plc REIT		13,800	65,599
Invensys plc	*‡	15,820	18,455
Invensys plc		12,656	79,252
Investec plc		13,127	82,610
ITV plc		77,985	166,268
J. Sainsbury plc		27,239	147,223
Johnson Matthey plc		4,522	180,676
Kingfisher plc		51,823	270,196
Land Securities Group plc REIT		16,717	224,522
Legal & General Group plc		128,726	335,505
Lloyds Banking Group plc	*	985,472	946,361
London Stock Exchange Group plc		3,970	80,694
Marks & Spencer Group plc		33,468	218,989
Meggitt plc		16,572	130,566
Melrose Industries plc		25,178	95,431
National Grid plc		79,007	895,594
Next plc		3,351	232,124
Old Mutual plc		106,780	293,123
Pearson plc		17,375	309,002
Persimmon plc	*	6,790	121,887
Petrofac Ltd.		5,685	103,486
Prudential plc		55,135	899,956
Randgold Resources Ltd.		1,760	111,525
Reckitt Benckiser Group plc		13,929	985,289
Reed Elsevier plc		26,043	296,166
Rexam plc		17,291	125,485
Rio Tinto plc		27,365	1,112,906
Rolls-Royce Holdings plc	*	40,594	698,963
Royal Bank of Scotland Group plc	*	45,517	188,886
RSA Insurance Group plc		79,868	144,896
SABMiller plc		20,648	989,935

			Shares	Value

Sage Group plc (The)			25,181	$130,141
Schroders plc			2,378	78,942
Segro plc REIT			15,885	67,389
Serco Group plc			10,407	97,868
Severn Trent plc			5,019	127,090
Smith & Nephew plc			19,378	217,031
Smiths Group plc			8,690	172,886
SSE plc			20,764	480,844
Standard Chartered plc (London Exchange)			51,958	1,128,028
Standard Life plc			51,488	270,965
Subsea 7 SA			5,664	99,648
Tate & Lyle plc			9,844	123,509
Tesco plc			173,650	874,469
Travis Perkins plc			5,478	121,295
TUI Travel plc			9,107	49,376
Tullow Oil plc			19,781	301,123
Unilever plc			27,641	1,118,968
United Utilities Group plc			14,722	153,170
Vedanta Resources plc			2,170	33,728
Vodafone Group plc			1,050,760	3,011,140
Weir Group plc (The)			4,457	145,739
Whitbread plc			3,673	170,867
William Hill plc			19,270	129,222
Wm Morrison Supermarkets plc			45,682	181,835
WPP plc			27,410	468,514

				46,225,001

TOTAL COMMON STOCKS
(Cost $244,334,495)				240,619,122

PREFERRED STOCKS—0.6%
Germany—0.6%
Bayerische Motoren Werke AG (Preference)			1,105	75,468
Fuchs Petrolub AG (Preference)			720	57,083
Henkel AG & Co. KGaA			3,780	354,979
Porsche Automobil Holding SE			3,177	245,336
ProSiebenSat.1 Media AG (Preference)		*	2,080	89,212
RWE AG		†	720	22,223
Volkswagen AG			3,126	631,401

				1,475,702

United Kingdom—0.0%
Rolls-Royce Holdings plc (Preference), Class C		*‡	4,366,229	6,641

TOTAL PREFERRED STOCKS
(Cost $1,116,587)				1,482,343

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.041%	09/12/2013
(Cost $184,985)		‡‡	$185,000	184,994

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund		Shares	Value

RIGHTS—0.0%
Australia—0.0%
ASX Ltd., Expires 07/16/13	*‡	370	$1,805

France—0.0%
Groupe Fnac, Expires 05/15/15	*†	1,607	4,190

Hong Kong—0.0%
First Pacific Co. Ltd., Expires 07/03/13	*‡	5,250	142
New World Development Co. Ltd, Expires 12/31/49	*‡d	911	—

			142

Spain—0.0%
Repsol SA, Expires 07/04/13	*†	17,173	9,567

TOTAL RIGHTS
(Cost $—)			15,704

MONEY MARKET FUNDS—5.4%
Institutional Money Market Funds—5.4%
Dreyfus Institutional Cash Advantage Fund, 0.04%	††¥	1,300,000	1,300,000
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%		¥6,292,292	6,292,292
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%	††¥	1,097,816	1,097,816
Fidelity Institutional Money Market: Prime Money Market Portfolio—Institutional Class, 0.08%	††¥	750,000	750,000
Short-Term Investments Trust Liquid Assets Portfolio—Institutional Class, 0.09%	††¥	1,300,000	1,300,000
Wells Fargo Advantage Cash Investment Money Market Fund—Select Class, 0.10%	††¥	1,300,000	1,300,000
Wells Fargo Advantage Heritage Money Market Fund—Select Class, 0.08%	††¥	1,300,000	1,300,000

TOTAL MONEY MARKET FUNDS
(Cost $13,340,108)			13,340,108

TOTAL INVESTMENTS—104.3%
(Cost $258,976,175)			255,642,271
Other assets less liabilities—(4.3%)			(10,655,070)

NET ASSETS—100.0%			$244,987,201

Notes to the Schedule of Investments:

CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depository Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
VVPR	Verlaagde Vooheffing Precompte Reduit (Belgian dividend coupon)
†	Denotes all or a portion of the security on loan.
*	Non-income producing.
d	Security has no market value at June 30, 2013.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Commercial Banks	12.6%
Pharmaceuticals	8.7%
Oil, Gas & Consumable Fuels	6.2%
Insurance	5.1%
Food Products	4.1%
Automobiles	3.7%
Chemicals	3.5%
Metals & Mining	3.5%
Diversified Telecommunication Services	2.9%
Machinery	2.7%
Beverages	2.5%
Real Estate Management & Development	2.1%
Capital Markets	2.1%
Food & Staples Retailing	2.1%
Wireless Telecommunication Services	2.0%
Real Estate Investment Trusts (REITs)	1.6%
Tobacco	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Electric Utilities	1.6%
Industrial Conglomerates	1.5%
Diversified Financial Services	1.5%
Multi-Utilities	1.4%
Electrical Equipment	1.3%
Media	1.3%
Hotels, Restaurants & Leisure	1.2%
Electronic Equipment, Instruments & Components	1.2%
Trading Companies & Distributors	1.2%
Auto Components	1.1%
Aerospace & Defense	1.1%
Road & Rail	1.1%
Software	0.9%
Specialty Retail	0.9%
Energy Equipment & Services	0.7%
Household Products	0.7%
Health Care Equipment & Supplies	0.7%
Semiconductors & Semiconductor Equipment	0.7%
Personal Products	0.6%
Building Products	0.6%
Commercial Services & Supplies	0.6%
Construction & Engineering	0.6%
Construction Materials	0.6%
Household Durables	0.6%
Professional Services	0.6%
Communications Equipment	0.5%
Gas Utilities	0.5%
Biotechnology	0.5%
Health Care Providers & Services	0.4%
IT Services	0.4%
Transportation Infrastructure	0.4%
Office Electronics	0.4%
Multiline Retail	0.3%
Air Freight & Logistics	0.3%
Leisure Equipment & Products	0.2%
Containers & Packaging	0.2%
Airlines	0.2%
Marine	0.2%
Life Sciences Tools & Services	0.1%
Internet & Catalog Retail	0.1%

Consumer Finance	0.1%
Paper & Forest Products	0.1%
Water Utilities	0.1%
Internet Software & Services	0.1%
Independent Power Producers & Energy Traders	0.1%
Computers & Peripherals	0.1%
Distributors	0.0%
Health Care Technology	0.0%
Diversified Consumer Services	0.0%

98.2%

PREFERRED STOCKS
Automobiles	0.4%
Household Products	0.2%
Aerospace & Defense	0.0%
Multi-Utilities	0.0%
Chemicals	0.0%
Media	0.0%

0.6%

RIGHTS
Specialty Retail	0.0%
Real Estate Management & Development	0.0%
Oil, Gas & Consumable Fuels	0.0%
Diversified Financial Services	0.0%

0.0%

TOTAL COMMON STOCKS/PREFERRED STOCKS	98.8%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.1%

MONEY MARKET FUNDS
Institutional Money Market Funds	5.4%

TOTAL INVESTMENTS	104.3%
Other assets less liabilities	(4.3)%

TOTAL NET ASSETS	100.0%

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—99.0%
Vantagepoint Aggressive Opportunities Fund Class T	1,626,179	$19,140,126
Vantagepoint Core Bond Index Fund Class T	7,367,085	74,554,903
Vantagepoint Diversifying Strategies Fund	11,590,563	119,382,801
Vantagepoint Equity Income Fund Class T	6,734,051	68,889,341
Vantagepoint Growth & Income Fund Class T	4,656,628	57,183,386
Vantagepoint Growth Fund Class T	3,597,037	37,912,775
Vantagepoint Inflation Protected Securities Fund Class T	5,527,159	60,411,845
Vantagepoint International Fund Class T	4,382,069	43,251,016
Vantagepoint Low Duration Bond Fund Class T	11,794,632	118,889,892
Vantagepoint Select Value Fund Class T	1,507,062	19,079,408

Total Affiliated Mutual Funds
(Cost $551,490,589)		618,695,493

EXCHANGE TRADED FUND—1.0%
Vanguard FTSE Emerging Markets ETF
(Cost $6,788,168)	156,800	6,080,704

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%
(Cost $220,040)	¥220,040	220,040

TOTAL INVESTMENTS—100.0%
(Cost $558,498,797)		624,996,237
Other assets less liabilities—(0.0%)		(53,657)

NET ASSETS—100.0%		$624,942,580

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—99.0%
Vantagepoint Aggressive Opportunities Fund Class T	7,365,050	$86,686,636
Vantagepoint Core Bond Index Fund Class T	19,397,035	196,297,995
Vantagepoint Discovery Fund Class T	4,358,581	47,552,117
Vantagepoint Diversifying Strategies Fund	22,421,207	230,938,428
Vantagepoint Equity Income Fund Class T	18,155,876	185,734,615
Vantagepoint Growth & Income Fund Class T	15,332,594	188,284,257
Vantagepoint Growth Fund Class T	14,780,712	155,788,706
Vantagepoint Inflation Protected Securities Fund Class T	5,324,443	58,196,167
Vantagepoint International Fund Class T	16,705,003	164,878,376
Vantagepoint Low Duration Bond Fund Class T	12,126,032	122,230,402
Vantagepoint Select Value Fund Class T	6,789,753	85,958,277

Total Affiliated Mutual Funds
(Cost $1,330,491,442)		1,522,545,976

EXCHANGE TRADED FUND—1.0%
Vanguard FTSE Emerging Markets ETF
(Cost $16,651,910)	384,400	14,907,032

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%
(Cost $628,113)	¥628,113	628,113

TOTAL INVESTMENTS—100.0%
(Cost $1,347,771,465)		1,538,081,121
Other assets less liabilities—(0.0%)		(171,872)

NET ASSETS—100.0%		$1,537,909,249

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Aggressive Opportunities Fund Class T	14,559,385	$171,363,966
Vantagepoint Core Bond Index Fund Class T	24,738,440	250,353,013
Vantagepoint Discovery Fund Class T	8,338,589	90,974,005
Vantagepoint Diversifying Strategies Fund	22,907,577	235,948,039
Vantagepoint Equity Income Fund Class T	25,100,529	256,778,415
Vantagepoint Growth & Income Fund Class T	21,300,303	261,567,723
Vantagepoint Growth Fund Class T	21,730,684	229,041,414
Vantagepoint International Fund Class T	27,432,458	270,758,360
Vantagepoint Select Value Fund Class T	13,438,620	170,132,927

Total Affiliated Mutual Funds
(Cost $1,665,670,846)		1,936,917,862

EXCHANGE TRADED FUND—1.9%
Vanguard FTSE Emerging Markets ETF
(Cost $41,975,687)	964,400	37,399,432

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%
(Cost $1,551,144)	¥1,551,144	1,551,144

TOTAL INVESTMENTS—100.0%
(Cost $1,709,197,677)		1,975,868,438
Other assets less liabilities—(0.0%)		(90,733)

NET ASSETS—100.0%		$1,975,777,705

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Model Portfolio All-Equity Growth Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—97.0%
Vantagepoint Aggressive Opportunities Fund Class T	6,401,643	$75,347,337
Vantagepoint Discovery Fund Class T	6,579,922	71,786,945
Vantagepoint Equity Income Fund Class T	13,756,345	140,727,410
Vantagepoint Growth & Income Fund Class T	10,937,390	134,311,149
Vantagepoint Growth Fund Class T	12,643,509	133,262,587
Vantagepoint International Fund Class T	13,186,292	130,148,703
Vantagepoint Select Value Fund Class T	5,931,520	75,093,040

Total Affiliated Mutual Funds
(Cost $628,713,147)		760,677,171

EXCHANGE TRADED FUND—2.9%
Vanguard FTSE Emerging Markets ETF
(Cost $25,107,095)	577,500	22,395,450

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%
(Cost $936,758)	¥936,758	936,758

TOTAL INVESTMENTS—100.0%
(Cost $654,757,000)		784,009,379
Other assets less liabilities—0.0%		71,293

NET ASSETS—100.0%		$784,080,672

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Milestone Retirement Income Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—98.9%
Vantagepoint Core Bond Index Fund Class T	2,797,630	$28,312,018
Vantagepoint Diversifying Strategies Fund	6,119,345	63,029,249
Vantagepoint Equity Income Fund Class T	3,076,833	31,476,003
Vantagepoint Growth & Income Fund Class T	2,575,176	31,623,160
Vantagepoint Inflation Protected Securities Fund Class T	4,270,393	46,675,400
Vantagepoint International Fund Class T	1,272,997	12,564,481
Vantagepoint Low Duration Bond Fund Class T	9,691,053	97,685,812

Total Affiliated Mutual Funds
(Cost $302,574,420)		311,366,123

EXCHANGE TRADED FUND—1.0%
Vanguard FTSE Emerging Markets ETF
(Cost $3,487,414)	80,500	3,121,790

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%
(Cost $166,976)	¥166,976	166,976

TOTAL INVESTMENTS—100.0%
(Cost $306,228,810)		314,654,889
Other assets less liabilities—(0.0%)		(46,642)

NET ASSETS—100.0%		$314,608,247

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Milestone 2010 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—99.0%
Vantagepoint Core Bond Index Fund Class T	1,782,708	$18,041,006
Vantagepoint Diversifying Strategies Fund	4,842,283	49,875,513
Vantagepoint Equity Income Fund Class T	4,644,255	47,510,726
Vantagepoint Growth & Income Fund Class T	2,462,155	30,235,265
Vantagepoint Growth Fund Class T	1,694,797	17,863,165
Vantagepoint Inflation Protected Securities Fund Class T	3,653,490	39,932,647
Vantagepoint International Fund Class T	2,120,343	20,927,783
Vantagepoint Low Duration Bond Fund Class T	4,552,752	45,891,738

Total Affiliated Mutual Funds
(Cost $254,158,082)		270,277,843

EXCHANGE TRADED FUND—1.0%
Vanguard FTSE Emerging Markets ETF
(Cost $2,948,157)	67,800	2,629,284

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%
(Cost $106,696)	¥106,696	106,696

TOTAL INVESTMENTS—100.0%
(Cost $257,212,935)		273,013,823
Other assets less liabilities—(0.0%)		(44,324)

NET ASSETS—100.0%		$272,969,499

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Milestone 2015 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—98.5%
Vantagepoint Core Bond Index Fund Class T	4,306,989	$43,586,725
Vantagepoint Diversifying Strategies Fund	8,332,881	85,828,678
Vantagepoint Equity Income Fund Class T	9,450,490	96,678,509
Vantagepoint Growth & Income Fund Class T	4,594,990	56,426,482
Vantagepoint Growth Fund Class T	3,638,128	38,345,872
Vantagepoint Inflation Protected Securities Fund Class T	5,113,957	55,895,551
Vantagepoint International Fund Class T	4,481,047	44,227,933
Vantagepoint Low Duration Bond Fund Class T	6,062,440	61,109,395
Vantagepoint Mid/Small Company Index Fund Class T	955,373	17,359,126

Total Affiliated Mutual Funds
(Cost $450,467,530)		499,458,271

EXCHANGE TRADED FUND—1.5%
Vanguard FTSE Emerging Markets ETF
(Cost $8,111,606)	186,500	7,232,470

MONEY MARKET FUND—0.0%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%
(Cost $242,095)	¥242,095	242,095

TOTAL INVESTMENTS—100.0%
(Cost $458,821,231)		506,932,836
Other assets less liabilities—0.0%		26,235

NET ASSETS—100.0%		$506,959,071

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Milestone 2020 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—97.9%
Vantagepoint Core Bond Index Fund Class T	7,088,611	$71,736,739
Vantagepoint Diversifying Strategies Fund	8,457,866	87,116,019
Vantagepoint Equity Income Fund Class T	11,075,290	113,300,212
Vantagepoint Growth & Income Fund Class T	5,186,998	63,696,336
Vantagepoint Growth Fund Class T	4,228,902	44,572,623
Vantagepoint Inflation Protected Securities Fund Class T	1,902,426	20,793,511
Vantagepoint International Fund Class T	5,617,305	55,442,795
Vantagepoint Low Duration Bond Fund Class T	4,440,490	44,760,141
Vantagepoint Mid/Small Company Index Fund Class T	2,483,083	45,117,622

Total Affiliated Mutual Funds
(Cost $482,661,353)		546,535,998

EXCHANGE TRADED FUND—1.9%
Vanguard FTSE Emerging Markets ETF
(Cost $11,915,416)	273,900	10,621,842

MONEY MARKET FUND—0.2%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%
(Cost $917,605)	¥917,605	917,605

TOTAL INVESTMENTS—100.0%
(Cost $495,494,374)		558,075,445
Other assets less liabilities—0.0%		205,819

NET ASSETS—100.0%		$558,281,264

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Milestone 2025 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—97.9%
Vantagepoint Core Bond Index Fund Class T	6,280,655	$63,560,229
Vantagepoint Diversifying Strategies Fund	6,052,248	62,338,157
Vantagepoint Equity Income Fund Class T	9,932,254	101,606,960
Vantagepoint Growth & Income Fund Class T	4,604,026	56,537,436
Vantagepoint Growth Fund Class T	3,860,438	40,689,016
Vantagepoint International Fund Class T	5,383,677	53,136,891
Vantagepoint Low Duration Bond Fund Class T	1,859,100	18,739,732
Vantagepoint Mid/Small Company Index Fund Class T	2,635,055	47,878,954

Total Affiliated Mutual Funds
(Cost $384,526,367)		444,487,375

EXCHANGE TRADED FUND—2.0%
Vanguard FTSE Emerging Markets ETF
(Cost $10,183,561)	235,900	9,148,202

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%
(Cost $507,462)	¥507,462	507,462

TOTAL INVESTMENTS—100.0%
(Cost $395,217,390)		454,143,039
Other assets less liabilities—(0.0%)		(57,475)

NET ASSETS—100.0%		$454,085,564

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Milestone 2030 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—97.9%
Vantagepoint Core Bond Index Fund Class T	3,759,991	$38,051,110
Vantagepoint Diversifying Strategies Fund	3,913,573	40,309,799
Vantagepoint Equity Income Fund Class T	8,358,144	85,503,815
Vantagepoint Growth & Income Fund Class T	4,007,810	49,215,905
Vantagepoint Growth Fund Class T	3,421,069	36,058,064
Vantagepoint International Fund Class T	4,872,775	48,094,293
Vantagepoint Low Duration Bond Fund Class T	580,051	5,846,912
Vantagepoint Mid/Small Company Index Fund Class T	2,631,534	47,814,966

Total Affiliated Mutual Funds
(Cost $295,493,228)		350,894,864

EXCHANGE TRADED FUND—2.0%
Vanguard FTSE Emerging Markets ETF
(Cost $7,960,631)	184,000	7,135,520

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%
(Cost $442,180)	¥442,180	442,180

TOTAL INVESTMENTS—100.0%
(Cost $303,896,039)		358,472,564
Other assets less liabilities—(0.0%)		(34,941)

NET ASSETS—100.0%		$358,437,623

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Milestone 2035 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—96.8%
Vantagepoint Core Bond Index Fund Class T	1,580,559	$15,995,261
Vantagepoint Diversifying Strategies Fund	1,772,057	18,252,192
Vantagepoint Equity Income Fund Class T	5,984,714	61,223,629
Vantagepoint Growth & Income Fund Class T	2,888,194	35,467,024
Vantagepoint Growth Fund Class T	2,606,146	27,468,780
Vantagepoint International Fund Class T	3,467,274	34,221,992
Vantagepoint Low Duration Bond Fund Class T	135,566	1,366,505
Vantagepoint Mid/Small Company Index Fund Class T	2,256,956	41,008,884

Total Affiliated Mutual Funds
(Cost $194,922,749)		235,004,267

EXCHANGE TRADED FUND—3.0%
Vanguard FTSE Emerging Markets ETF
(Cost $8,045,211)	185,900	7,209,202

MONEY MARKET FUND—0.2%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%
(Cost $591,473)	¥591,473	591,473

TOTAL INVESTMENTS—100.0%
(Cost $203,559,433)		242,804,942
Other assets less liabilities—(0.0%)		(569)

NET ASSETS—100.0%		$242,804,373

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Milestone 2040 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—96.8%
Vantagepoint Core Bond Index Fund Class T	1,171,629	$11,856,885
Vantagepoint Diversifying Strategies Fund	575,506	5,927,711
Vantagepoint Equity Income Fund Class T	6,165,242	63,070,428
Vantagepoint Growth & Income Fund Class T	2,984,236	36,646,419
Vantagepoint Growth Fund Class T	2,758,639	29,076,055
Vantagepoint International Fund Class T	3,710,467	36,622,313
Vantagepoint Mid/Small Company Index Fund Class T	2,535,286	46,066,148

Total Affiliated Mutual Funds
(Cost $184,718,057)		229,265,959

EXCHANGE TRADED FUND—3.0%
Vanguard FTSE Emerging Markets ETF
(Cost $7,911,327)	182,800	7,088,984

MONEY MARKET FUND—0.2%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%
(Cost $559,906)	¥559,906	559,906

TOTAL INVESTMENTS—100.0%
(Cost $193,189,290)		236,914,849
Other assets less liabilities—(0.0%)		(46,068)

NET ASSETS—100.0%		$236,868,781

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Milestone 2045 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—96.5%
Vantagepoint Core Bond Index Fund Class T	345,127	$3,492,688
Vantagepoint Equity Income Fund Class T	1,864,133	19,070,080
Vantagepoint Growth & Income Fund Class T	907,768	11,147,386
Vantagepoint Growth Fund Class T	833,365	8,783,671
Vantagepoint International Fund Class T	1,131,853	11,171,394
Vantagepoint Mid/Small Company Index Fund Class T	769,045	13,973,541

Total Affiliated Mutual Funds
(Cost $59,956,450)		67,638,760

EXCHANGE TRADED FUND—3.2%
Vanguard FTSE Emerging Markets ETF
(Cost $2,464,006)	57,600	2,233,728

MONEY MARKET FUND—0.3%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%
(Cost $184,876)	¥184,876	184,876

TOTAL INVESTMENTS—100.0%
(Cost $62,605,332)		70,057,364
Other assets less liabilities—(0.0%)		(33,787)

NET ASSETS—100.0%		$70,023,577

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Vantagepoint Milestone 2050 Fund	Shares	Value
AFFILIATED MUTUAL FUNDS—96.9%
Vantagepoint Core Bond Index Fund Class T	56,023	$566,954
Vantagepoint Equity Income Fund Class T	303,584	3,105,669
Vantagepoint Growth & Income Fund Class T	147,307	1,808,933
Vantagepoint Growth Fund Class T	135,239	1,425,415
Vantagepoint International Fund Class T	183,453	1,810,678
Vantagepoint Mid/Small Company Index Fund Class T	124,701	2,265,809

Total Affiliated Mutual Funds
(Cost $10,258,668)		10,983,458

EXCHANGE TRADED FUND—3.0%
Vanguard FTSE Emerging Markets ETF
(Cost $384,480)	8,900	345,142

MONEY MARKET FUND—0.3%
Fidelity Institutional Money Market: Money Market Portfolio—Institutional Class, 0.12%
(Cost $34,051)	¥34,051	34,051

TOTAL INVESTMENTS—100.2%
(Cost $10,677,199)		11,362,651
Other assets less liabilities—(0.2%)		(22,759)

NET ASSETS—100.0%		$11,339,892

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to financial statements

Item 2	(Code of Ethics):

Sub-item 2a. Not applicable.

Sub-item 2c. Not applicable.

Sub-item 2d. Not applicable.

Sub-item 2e. Not applicable.

Sub-item 2f. Not applicable.

Item 3	(Audit Committee Financial Expert): Not applicable.

Item 4	(Principal Accountant Fees and Services): Not applicable.

Item 5	(Audit Committee of Listed Registrants): Not applicable.

Item 6	(Investments):

Sub-item 6a. Not applicable; included under Item 1 above.

Sub-item 6b. Not applicable; the registrant did not divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7	(Disclosure of Proxy Voting Policies & Procedures for Closed-end Management Investment Companies): Not applicable to this registrant.

Item 8	(Portfolio Managers of Closed-End Management Investment Companies): Not applicable.

Item 9	(Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers): Not applicable.

Item 10	(Submission of Matters to a Vote of Security Holders): None.

Item 11	(Controls and Procedures):

Sub-item 11a. The principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

Sub-item 11b. There was no change in the registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant’s internal control over financial reporting.

Item 12	(Exhibits):

Sub-item 12a(1). Not applicable.

Sub-item 12a(2). The certification exhibits are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date:	September 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date:	September 3, 2013

By:	/s/ Elizabeth Glista
Elizabeth Glista, Principal Financial Officer

Date:	September 3, 2013